UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 - September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2020

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	10
BASIC MATERIALS FUND	17
BIOTECHNOLOGY FUND	25
CONSUMER PRODUCTS FUND	32
ELECTRONICS FUND	40
ENERGY FUND	48
ENERGY SERVICES FUND	56
FINANCIAL SERVICES FUND	64
HEALTH CARE FUND	73
INTERNET FUND	80
LEISURE FUND	87
PRECIOUS METALS FUND	96
REAL ESTATE FUND	104
RETAILING FUND	112
TECHNOLOGY FUND	120
TELECOMMUNICATIONS FUND	128
TRANSPORTATION FUND	136
UTILITIES FUND	144
NOTES TO FINANCIAL STATEMENTS	152
OTHER INFORMATION	163
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	170
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	175
LIQUIDITY RISK MANAGEMENT PROGRAM	178

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2020

Dear Shareholder:

The six-month period ended September 30, 2020, concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century, causing a steeper plunge in output and employment in two months than during the first two years of the Great Depression. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in massive asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.

The recovery since the spring has been faster than expected, with consumer confidence holding up due to the temporary nature of layoffs and positive personal income growth thanks to massive fiscal support. However, the outlook for the next several months is more challenging. Fiscal support is fading, so incomes will likely fall in the fourth quarter. Also, colder weather and the reopening of schools make the likelihood of another large COVID wave very high, risking renewed lockdowns and a setback in the recovery. We do not expect a full recovery will be possible until a vaccine has been developed, tested, approved, produced, and administered across the globe. This process will likely take until mid-2021, or possibly longer. As discussed in this shareholder report, these events have had an impact on performance.

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2020.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to the safety and prosperity of our clients, our employees, and our shareholders. Thank you for the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Sector funds may not be suitable for all investors. Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the fund’s holdings in issuers within the same sector or industry. Certain of the sector funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2020

Six months ago, the global COVID-19 pandemic threatened the worst economic downturn since the Great Depression. Faced with the prospect of an economic collapse, policymakers in the U.S. introduced fiscal and monetary policy initiatives that have, for the most part, shored up the U.S. economy, although more stimulus appears to be necessary. These policy initiatives, particularly on the monetary side, have increased market liquidity and lowered borrowing rates, reassuring equity investors that the U.S. Federal Reserve (the “Fed”) would do everything in its power to maintain market stability. For the six months ended September 30, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned 31.31%, briefly surpassing the pre-pandemic peak before giving up gains in September. This increase was in spite of personal and economic hardships imposed by the onset of COVID-19, highlighting the crucial role of policy support.

While the outlook on fiscal policy is contingent on the 2020 presidential election outcome, the monetary policy outlook is far less dependent on it. Our views hold that the Fed will remain accommodative over the next several years. This is in large part owing to recent revisions to the Fed’s policy framework that resulted in a dovish shift in the policy reaction function.

Fed policymakers revised their Statement on Longer-Run Goals and Monetary Policy Strategy in August 2020. Labor market goals now focus on correcting shortfalls in achieving maximum employment, rather than managing deviations from it, which previously included tightening policy when the Fed thought the labor market was too tight. Instead, the Fed will now tolerate the unemployment rate falling below a level they consider to be maximum employment as long as it does not produce unwanted inflation. On inflation policy, the Fed will aim for core inflation to average 2% over an unspecified time period. This allows for inflation readings that are moderately above 2% over shorter horizons to make up for periods when inflation falls below its target.

The practical effect of the revised strategy would likely have meant no rate hikes from 2015–2018, as inflation was never above 2% for a sustained period and a low unemployment rate is now an insufficient justification for raising rates. But the revised statement, and Fed Chair Jerome Powell’s speech at Jackson Hole, which coincided with the release of the new framework, gave no explanation of how the Fed would actually achieve higher inflation, something it could not attain previously with years of short-term rates at zero and trillions of dollars in quantitative easing. A lack of concrete guidance on the overshoot (with no numerical target and no specified time frame) further weakens the policy and the associated response in inflation expectations, which remain lower than the Fed would favor.

We expect the Fed will have a difficult time in reaching its inflation target in the coming years, let alone exceeding it, in part because core inflation lags real gross domestic product growth by about 18 months, meaning that inflation should trend downward over the next several quarters. In addition, elevated unemployment and a high debt burden will weigh on the speed of the recovery. As the last expansion demonstrated, even a strong economy with low unemployment does not necessarily produce inflation in excess of 2%, as many components of inflation are not responsive to interest rates or economic conditions.

Below-target inflation may anchor U.S. Treasury yields at low levels. In the near term, concerns over another COVID-19 wave complicated by the flu season, a slowing pace of improvement in the labor market, a lack of additional fiscal stimulus, and election uncertainty, all suggest low U.S. Treasury yields. In addition, comparatively higher yields in the U.S. should continue to attract capital from abroad, further supporting the market.

For the six-month period ended September 30, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.39%. The return of the MSCI Emerging Markets Index* was 29.36%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.53% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 15.24%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2020

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI U.S. REIT Index is a free-float market capitalization weighted index that is comprised of equity real estate investment trust (“REIT”) securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Consumer Discretionary Index is a sub-index of the S&P 500®. The Consumer Discretionary Index includes companies in the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media, and retailing.

S&P 500® Consumer Staples Index is a sub-index of the S&P 500®. The Consumer Staples Index comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco and producers of non-durable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

S&P 500® Energy Index is a sub-index of the S&P 500®. The Energy Index comprises companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services, including seismic data collection; companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products, coal, and other consumable fuels.

S&P 500® Financials Index is a sub-index of the S&P 500®. The Financials Index contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate, including REITs.

S&P 500® Health Care Index is a sub-index of the S&P 500®. The Health Care Index encompasses two main industry groups. The first includes companies which manufacture health care equipment and supplies or provide health care-related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The first group also includes companies operating in the health care technology industry. The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals, biotechnology, and life sciences products.

S&P 500® Industrials Index is a sub-index of the S&P 500®. The Industrials Index includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace & defense, construction, engineering & building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, environmental, office, and security services; the provision of professional services, including employment and research & consulting services; or the provision of transportation services, including airlines, couriers, marine, road & rail and transportation infrastructure.

S&P 500® Information Technology Index is a sub-index of the S&P 500®. The Information Technology Index covers the following general areas: technology software & services, including companies that primarily develop software in various fields such as the internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; secondly, technology hardware & equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, semiconductors & semiconductor equipment manufacturers.

S&P 500® Materials Index is a sub-index of the S&P 500®. The Materials Index encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, and metals, minerals, and mining companies, including producers of steel.

S&P 500® Telecommunications Services Index is a sub-index of the S&P 500®. The Telecommunications Services Index contains companies that provide communications services primarily through a fixed-line, cellular, wireless, high bandwidth and/or fiber optic cable network.

S&P 500® Utilities Index is a sub-index of the S&P 500®. The Utilities Index encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2020 and ending September 30, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.47%	10.79%	$ 1,000.00	$ 1,107.90	$ 7.77
A-Class	1.74%	10.15%	1,000.00	1,101.50	9.17
C-Class	2.49%	9.74%	1,000.00	1,097.40	13.09
H-Class	1.73%	10.17%	1,000.00	1,101.70	9.11
Basic Materials Fund
Investor Class	1.49%	43.01%	1,000.00	1,430.10	9.08
A-Class	1.74%	42.83%	1,000.00	1,428.30	10.59
C-Class	2.49%	42.26%	1,000.00	1,422.60	15.12
H-Class	1.73%	42.83%	1,000.00	1,428.30	10.53
Biotechnology Fund
Investor Class	1.49%	28.88%	1,000.00	1,288.80	8.55
A-Class	1.74%	28.73%	1,000.00	1,287.30	9.98
C-Class	2.49%	28.24%	1,000.00	1,282.40	14.25
H-Class	1.76%	28.72%	1,000.00	1,287.20	10.09
Consumer Products Fund
Investor Class	1.49%	20.71%	1,000.00	1,207.10	8.24
A-Class	1.74%	20.57%	1,000.00	1,205.70	9.62
C-Class	2.49%	20.11%	1,000.00	1,201.10	13.74
H-Class	1.73%	20.57%	1,000.00	1,205.70	9.57
Electronics Fund
Investor Class	1.50%	49.23%	1,000.00	1,492.30	9.37
A-Class	1.74%	49.05%	1,000.00	1,490.50	10.86
C-Class	2.49%	48.48%	1,000.00	1,484.80	15.51
H-Class	1.74%	49.04%	1,000.00	1,490.40	10.86
Energy Fund
Investor Class	1.48%	11.55%	1,000.00	1,115.50	7.85
A-Class	1.74%	11.41%	1,000.00	1,114.10	9.22
C-Class	2.49%	11.00%	1,000.00	1,110.00	13.17
H-Class	1.74%	11.41%	1,000.00	1,114.10	9.22
Energy Services Fund
Investor Class	1.48%	24.11%	1,000.00	1,241.10	8.31
A-Class	1.73%	23.97%	1,000.00	1,239.70	9.71
C-Class	2.49%	23.50%	1,000.00	1,235.00	13.95
H-Class	1.75%	23.96%	1,000.00	1,239.60	9.83
Financial Services Fund
Investor Class	1.47%	18.43%	1,000.00	1,184.30	8.05
A-Class	1.74%	18.30%	1,000.00	1,183.00	9.52
C-Class	2.49%	17.83%	1,000.00	1,178.30	13.60
H-Class	1.75%	18.29%	1,000.00	1,182.90	9.58
Health Care Fund
Investor Class	1.49%	25.70%	1,000.00	1,257.00	8.43
A-Class	1.74%	25.54%	1,000.00	1,255.40	9.84
C-Class	2.49%	25.08%	1,000.00	1,250.80	14.05
H-Class	1.79%	25.58%	1,000.00	1,255.80	10.12

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.47%	54.41%	$ 1,000.00	$ 1,544.10	$ 9.38
A-Class	1.73%	54.23%	1,000.00	1,542.30	11.03
C-Class	2.48%	53.64%	1,000.00	1,536.40	15.77
H-Class	1.78%	54.22%	1,000.00	1,542.20	11.34
Leisure Fund
Investor Class	1.50%	43.58%	1,000.00	1,435.80	9.16
A-Class	1.73%	43.40%	1,000.00	1,434.00	10.56
C-Class	2.48%	42.86%	1,000.00	1,428.60	15.10
H-Class	1.73%	43.40%	1,000.00	1,434.00	10.56
Precious Metals Fund
Investor Class	1.38%	83.36%	1,000.00	1,833.60	9.80
A-Class	1.64%	83.13%	1,000.00	1,831.30	11.64
C-Class	2.39%	82.47%	1,000.00	1,824.70	16.92
H-Class	1.63%	83.17%	1,000.00	1,831.70	11.57
Real Estate Fund
A-Class	1.74%	16.12%	1,000.00	1,161.20	9.43
C-Class	2.50%	15.71%	1,000.00	1,157.10	13.52
H-Class	1.73%	16.13%	1,000.00	1,161.30	9.37
Retailing Fund
Investor Class	1.47%	58.91%	1,000.00	1,589.10	9.54
A-Class	1.72%	58.74%	1,000.00	1,587.40	11.16
C-Class	2.48%	58.09%	1,000.00	1,580.90	16.05
H-Class	1.71%	58.71%	1,000.00	1,587.10	11.09
Technology Fund
Investor Class	1.47%	47.13%	1,000.00	1,471.30	9.11
A-Class	1.73%	46.94%	1,000.00	1,469.40	10.71
C-Class	2.48%	46.39%	1,000.00	1,463.90	15.32
H-Class	1.77%	46.95%	1,000.00	1,469.50	10.96
Telecommunications Fund
Investor Class	1.48%	9.75%	1,000.00	1,097.50	7.78
A-Class	1.74%	9.62%	1,000.00	1,096.20	9.14
C-Class	2.49%	9.23%	1,000.00	1,092.30	13.06
H-Class	1.74%	9.62%	1,000.00	1,096.20	9.14
Transportation Fund
Investor Class	1.47%	58.12%	1,000.00	1,581.20	9.51
A-Class	1.73%	57.89%	1,000.00	1,578.90	11.18
C-Class	2.48%	57.31%	1,000.00	1,573.10	16.00
H-Class	1.73%	57.92%	1,000.00	1,579.20	11.19
Utilities Fund
Investor Class	1.49%	5.26%	1,000.00	1,052.60	7.67
A-Class	1.74%	5.14%	1,000.00	1,051.40	8.95
C-Class	2.49%	4.75%	1,000.00	1,047.50	12.78
H-Class	1.75%	5.15%	1,000.00	1,051.50	9.00

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.47%	5.00%	$ 1,000.00	$ 1,017.70	$ 7.44
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Basic Materials Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Biotechnology Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
Consumer Products Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Electronics Fund
Investor Class	1.50%	5.00%	1,000.00	1,017.55	7.59
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
Energy Fund
Investor Class	1.48%	5.00%	1,000.00	1,017.65	7.49
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
Energy Services Fund
Investor Class	1.48%	5.00%	1,000.00	1,017.65	7.49
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Financial Services Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Health Care Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.47%	5.00%	$ 1,000.00	$ 1,017.70	$ 7.44
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
Leisure Fund
Investor Class	1.50%	5.00%	1,000.00	1,017.55	7.59
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Precious Metals Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
Real Estate Fund
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Retailing Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Technology Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Telecommunications Fund
Investor Class	1.48%	5.00%	1,000.00	1,017.65	7.49
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
Transportation Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.48%	5.00%	1,000.00	1,012.63	12.51
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Utilities Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2020 to September 30, 2020.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	4.0%
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.9%
U.S. Bancorp	3.6%
Truist Financial Corp.	3.6%
PNC Financial Services Group, Inc.	3.5%
Capital One Financial Corp.	2.8%
State Street Corp.	2.3%
First Republic Bank	2.2%
Top Ten Total	33.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	10.79%	(26.63%)	0.00%	3.10%
A-Class Shares	10.15%	(27.13%)	(0.33%)	2.80%
A-Class Shares with sales charge‡	4.92%	(30.59%)	(1.29%)	2.30%
C-Class Shares	9.74%	(27.67%)	(1.08%)	2.04%
C-Class Shares with CDSC§	8.74%	(28.39%)	(1.08%)	2.04%
H-Class Shares**	10.17%	(27.13%)	(0.32%)	2.70%
S&P 500 Financials Index	17.19%	(11.87%)	7.82%	9.69%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
BANKING FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Banks - 89.8%
JPMorgan Chase & Co.	3,265	$314,321
Bank of America Corp.	12,696	305,847
Citigroup, Inc.	7,066	304,615
Wells Fargo & Co.	12,817	301,328
U.S. Bancorp	7,800	279,630
Truist Financial Corp.	7,316	278,374
PNC Financial Services Group, Inc.	2,424	266,422
State Street Corp.	2,953	175,201
First Republic Bank	1,553	169,370
Northern Trust Corp.	1,957	152,587
Fifth Third Bancorp	7,060	150,519
SVB Financial Group*	565	135,950
KeyCorp	10,829	129,190
M&T Bank Corp.	1,387	127,729
Regions Financial Corp.	11,043	127,326
Citizens Financial Group, Inc.	4,867	123,038
Huntington Bancshares, Inc.	12,633	115,845
Commerce Bancshares, Inc.	1,720	96,819
First Horizon National Corp.	9,321	87,897
Comerica, Inc.	2,288	87,516
HDFC Bank Ltd. ADR*	1,751	87,480
Prosperity Bancshares, Inc.	1,642	85,105
Zions Bancorp North America	2,828	82,634
HSBC Holdings plc ADR	4,204	82,314
ICICI Bank Ltd. ADR*	8,336	81,943
East West Bancorp, Inc.	2,493	81,621
Toronto-Dominion Bank	1,720	79,533
Signature Bank	952	79,006
Royal Bank of Canada	1,091	76,523
Bank of Nova Scotia	1,841	76,420
Cullen/Frost Bankers, Inc.	1,187	75,909
First Financial Bankshares, Inc.	2,718	75,859
Popular, Inc.	2,071	75,115
Canadian Imperial Bank of Commerce	964	72,030
Bank of Montreal	1,213	70,851
TCF Financial Corp.	3,024	70,641
South State Corp.	1,444	69,529
UBS Group AG	6,101	68,026
Credit Suisse Group AG ADR	6,799	67,786
Western Alliance Bancorporation	2,116	66,908
Synovus Financial Corp.	3,152	66,728
Glacier Bancorp, Inc.	2,081	66,696
Community Bank System, Inc.	1,196	65,134
Bank OZK	2,964	63,192
Valley National Bancorp	9,222	63,171
United Bankshares, Inc.	2,910	62,478
Pinnacle Financial Partners, Inc.	1,734	61,713
Home BancShares, Inc.	3,983	60,382
UMB Financial Corp.	1,212	59,400
Webster Financial Corp.	2,220	58,630
CVB Financial Corp.	3,484	57,939
Umpqua Holdings Corp.	5,435	57,720
Wintrust Financial Corp.	1,433	57,392
Old National Bancorp	4,323	54,297
PacWest Bancorp	3,160	53,973
Independent Bank Group, Inc.	1,199	52,972
Associated Banc-Corp.	4,129	52,108
First Hawaiian, Inc.	3,549	51,354
CIT Group, Inc.	2,862	50,686
Simmons First National Corp. — Class A	3,189	50,561
Independent Bank Corp.	962	50,389
Cathay General Bancorp	2,296	49,777
Columbia Banking System, Inc.	2,087	49,775
Texas Capital Bancshares, Inc.*	1,560	48,563
Ameris Bancorp	2,120	48,294
Hancock Whitney Corp.	2,561	48,172
Fulton Financial Corp.	5,011	46,753
United Community Banks, Inc.	2,756	46,659
First Financial Bancorp	3,422	41,081
First Midwest Bancorp, Inc.	3,805	41,018
Cadence BanCorp	4,683	40,227
Total Banks		6,931,991

Savings & Loans - 4.0%
People’s United Financial, Inc.	7,756	79,965
New York Community Bancorp, Inc.	8,785	72,652
Sterling Bancorp	5,037	52,989
Pacific Premier Bancorp, Inc.	2,538	51,115
Investors Bancorp, Inc.	6,882	49,963
Total Savings & Loans		306,684

Diversified Financial Services - 2.8%
Capital One Financial Corp.	3,024	217,305

Insurance - 2.7%
Equitable Holdings, Inc.	5,975	108,984
Voya Financial, Inc.	2,010	96,339
Total Insurance		205,323

Total Common Stocks
(Cost $7,136,208)		7,661,303

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
BANKING FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$19,408	$19,408
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	8,079	8,079
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	7,351	7,351
Total Repurchase Agreements
(Cost $34,838)		34,838

Total Investments - 99.7%
(Cost $7,171,046)		$7,696,141
Other Assets & Liabilities, net - 0.3%		20,239
Total Net Assets - 100.0%		$7,716,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,661,303	$—	$—	$7,661,303
Repurchase Agreements	—	34,838	—	34,838
Total Assets	$7,661,303	$34,838	$—	$7,696,141

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $7,136,208)	$7,661,303
Repurchase agreements, at value (cost $34,838)	34,838
Receivables:
Fund shares sold	103,080
Dividends	20,436
Investment Adviser	14,908
Foreign tax reclaims	544
Total assets	7,835,109

Liabilities:
Payable for:
Fund shares redeemed	92,056
Management fees	5,577
Transfer agent and administrative fees	1,765
Distribution and service fees	1,107
Portfolio accounting fees	656
Trustees’ fees*	260
Miscellaneous	17,308
Total liabilities	118,729
Commitments and contingent liabilities (Note 10)	—
Net assets	$7,716,380

Net assets consist of:
Paid in capital	$21,182,782
Total distributable earnings (loss)	(13,466,402)
Net assets	$7,716,380

Investor Class:
Net assets	$4,462,766
Capital shares outstanding	77,726
Net asset value per share	$57.42

A-Class:
Net assets	$2,536,741
Capital shares outstanding	49,020
Net asset value per share	$51.75
Maximum offering price per share (Net asset value divided by 95.25%)	$54.33

C-Class:
Net assets	$615,764
Capital shares outstanding	13,497
Net asset value per share	$45.62

H-Class:
Net assets	$101,109
Capital shares outstanding	2,007
Net asset value per share	$50.38

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $2,606)	$159,413
Interest	12
Income from securities lending, net	44
Total investment income	159,469

Expenses:
Management fees	37,397
Distribution and service fees:
A-Class	3,579
C-Class	3,761
H-Class	158
Transfer agent and administrative fees	13,327
Registration fees	4,843
Portfolio accounting fees	4,401
Professional fees	3,983
Custodian fees	762
Trustees’ fees*	220
Miscellaneous	167
Total expenses	72,598
Net investment income	86,871

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,089,543)
Net realized loss	(11,089,543)
Net change in unrealized appreciation (depreciation) on:
Investments	11,362,874
Net change in unrealized appreciation (depreciation)	11,362,874
Net realized and unrealized gain	273,331
Net increase in net assets resulting from operations	$360,202

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,871	$273,567
Net realized gain (loss) on investments	(11,089,543)	15,650
Net change in unrealized appreciation (depreciation) on investments	11,362,874	(12,335,006)
Net increase (decrease) in net assets resulting from operations	360,202	(12,045,789)

Distributions to shareholders:
Investor Class	—	(108,737)
A-Class	—	(31,237)
C-Class	—	(9,418)
H-Class	—	(30,264)
Total distributions to shareholders	—	(179,656)

Capital share transactions:
Proceeds from sale of shares
Investor Class	38,685,049	97,783,948
A-Class	82,977	840,548
C-Class	636,540	1,729,649
H-Class	1,139,499	8,514,542
Distributions reinvested
Investor Class	—	108,041
A-Class	—	30,103
C-Class	—	9,418
H-Class	—	30,213
Cost of shares redeemed
Investor Class	(51,719,959)	(75,479,771)
A-Class	(623,696)	(1,702,700)
C-Class	(853,347)	(1,910,665)
H-Class	(1,213,051)	(10,167,108)
Net increase (decrease) from capital share transactions	(13,865,988)	19,786,218
Net increase (decrease) in net assets	(13,505,786)	7,560,773

Net assets:
Beginning of period	21,222,166	13,661,393
End of period	$7,716,380	$21,222,166

Capital share activity:
Shares sold
Investor Class	661,020	1,226,311
A-Class	1,534	11,635
C-Class	13,459	27,344
H-Class	21,165	120,683
Shares issued from reinvestment of distributions
Investor Class	—	1,272
A-Class	—	391
C-Class	—	138
H-Class	—	403
Shares redeemed
Investor Class	(921,075)	(970,220)
A-Class	(11,880)	(24,173)
C-Class	(18,342)	(30,321)
H-Class	(22,704)	(140,736)
Net increase (decrease) in shares	(276,823)	222,727

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$51.83	$74.58	$86.27	$76.86	$56.13	$62.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.59	1.14	.81	.60	.53	.68
Net gain (loss) on investments (realized and unrealized)	5.00	(23.38)	(10.92)	9.12	20.51	(6.97)
Total from investment operations	5.59	(22.24)	(10.11)	9.72	21.04	(6.29)
Less distributions from:
Net investment income	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Total distributions	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Net asset value, end of period	$57.42	$51.83	$74.58	$86.27	$76.86	$56.13

Total Return	10.79%	(30.08%)	(11.63%)	12.63%	37.53%	(10.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,463	$17,507	$5,997	$26,209	$41,473	$7,206
Ratios to average net assets:
Net investment income (loss)	2.00%	1.47%	0.97%	0.73%	0.74%	1.07%
Total expenses	1.47%	1.48%	1.46%	1.38%	1.38%	1.34%
Portfolio turnover rate	300%	360%	633%	772%	907%	514%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$46.98	$67.81	$78.80	$70.41	$51.55	$57.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	.87	.57	.37	.33	.40
Net gain (loss) on investments (realized and unrealized)	4.22	(21.19)	(9.98)	8.33	18.84	(6.32)
Total from investment operations	4.77	(20.32)	(9.41)	8.70	19.17	(5.92)
Less distributions from:
Net investment income	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Total distributions	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Net asset value, end of period	$51.75	$46.98	$67.81	$78.80	$70.41	$51.55

Total Return[c]	10.15%	(30.25%)	(11.85%)	12.37%	37.21%	(10.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,537	$2,789	$4,849	$4,076	$5,934	$876
Ratios to average net assets:
Net investment income (loss)	2.09%	1.23%	0.76%	0.50%	0.51%	0.69%
Total expenses	1.74%	1.73%	1.72%	1.63%	1.63%	1.59%
Portfolio turnover rate	300%	360%	633%	772%	907%	514%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$41.57	$60.51	$71.05	$63.98	$47.22	$53.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.31	(.05)	(.17)	(.05)	.03
Net gain (loss) on investments (realized and unrealized)	3.74	(18.74)	(8.91)	7.55	17.12	(5.86)
Total from investment operations	4.05	(18.43)	(8.96)	7.38	17.07	(5.83)
Less distributions from:
Net investment income	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Total distributions	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Net asset value, end of period	$45.62	$41.57	$60.51	$71.05	$63.98	$47.22

Total Return[c]	9.74%	(30.78%)	(12.51%)	11.54%	36.18%	(10.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$616	$764	$1,284	$4,079	$5,634	$3,188
Ratios to average net assets:
Net investment income (loss)	1.32%	0.49%	(0.07%)	(0.25%)	(0.09%)	0.05%
Total expenses	2.49%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	300%	360%	633%	772%	907%	514%

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$45.73	$66.00	$76.78	$68.61	$50.22	$56.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	.74	.45	.39	.29	.33
Net gain (loss) on investments (realized and unrealized)	4.11	(20.50)	(9.65)	8.09	18.41	(6.12)
Total from investment operations	4.65	(19.76)	(9.20)	8.48	18.70	(5.79)
Less distributions from:
Net investment income	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Total distributions	—	(.51)	(1.58)	(.31)	(.31)	(.29)
Net asset value, end of period	$50.38	$45.73	$66.00	$76.78	$68.61	$50.22

Total Return	10.17%	(30.24%)	(11.89%)	12.38%	37.26%	(10.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101	$162	$1,531	$14,220	$8,467	$1,360
Ratios to average net assets:
Net investment income (loss)	2.08%	1.02%	0.60%	0.52%	0.45%	0.57%
Total expenses	1.73%	1.74%	1.70%	1.62%	1.63%	1.68%
Portfolio turnover rate	300%	360%	633%	772%	907%	514%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	April 14, 1998

Ten Largest Holdings (% of Total Net Assets)
Air Products & Chemicals, Inc.	3.6%
Sherwin-Williams Co.	3.5%
Ecolab, Inc.	3.3%
Newmont Corp.	3.1%
DuPont de Nemours, Inc.	2.7%
Dow, Inc.	2.5%
PPG Industries, Inc.	2.3%
Ball Corp.	2.3%
Corteva, Inc.	2.0%
Freeport-McMoRan, Inc.	2.0%
Top Ten Total	27.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	43.01%	7.95%	11.01%	3.88%
A-Class Shares	42.83%	7.69%	10.73%	3.62%
A-Class Shares with sales charge‡	36.05%	2.56%	9.66%	3.12%
C-Class Shares	42.26%	6.88%	9.91%	2.85%
C-Class Shares with CDSC§	41.26%	5.88%	9.91%	2.85%
H-Class Shares**	42.83%	7.70%	10.75%	3.50%
S&P 500 Materials Index	42.78%	12.19%	12.18%	9.42%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 98.6%

Chemicals - 44.2%
Air Products & Chemicals, Inc.	3,968	$1,181,908
Sherwin-Williams Co.	1,659	1,155,892
Ecolab, Inc.	5,444	1,087,929
DuPont de Nemours, Inc.	16,029	889,289
Dow, Inc.	17,449	820,975
PPG Industries, Inc.	6,256	763,732
LyondellBasell Industries N.V. — Class A	9,294	655,134
Linde plc	2,421	576,513
International Flavors & Fragrances, Inc.[1]	4,296	526,045
FMC Corp.	4,924	521,501
Celanese Corp. — Class A	4,701	505,122
RPM International, Inc.	5,800	480,472
Eastman Chemical Co.	5,738	448,253
Albemarle Corp.	4,703	419,884
Westlake Chemical Corp.	6,241	394,556
Mosaic Co.	19,935	364,212
CF Industries Holdings, Inc.	11,298	346,962
Nutrien Ltd.	8,407	329,807
Axalta Coating Systems Ltd.*	14,337	317,851
Huntsman Corp.	13,702	304,321
Ashland Global Holdings, Inc.	4,262	302,261
Balchem Corp.	2,692	262,820
Valvoline, Inc.	13,715	261,134
Quaker Chemical Corp.	1,430	256,985
Chemours Co.	12,247	256,085
Element Solutions, Inc.*	21,599	227,006
Sensient Technologies Corp.	3,890	224,609
W R Grace & Co.	5,334	214,907
Olin Corp.	16,106	199,392
Ingevity Corp.*	3,950	195,288
Innospec, Inc.	2,820	178,562
Total Chemicals		14,669,407

Mining - 18.7%
Newmont Corp.	16,243	1,030,618
Freeport-McMoRan, Inc.	42,488	664,512
Barrick Gold Corp.	17,345	487,568
Royal Gold, Inc.	3,352	402,810
Franco-Nevada Corp.	2,523	352,160
BHP Group Ltd. ADR	6,745	348,784
Agnico Eagle Mines Ltd.	4,352	346,463
Wheaton Precious Metals Corp.	6,998	343,392
Rio Tinto plc ADR	5,685	343,317
AngloGold Ashanti Ltd. ADR	12,419	327,613
Kirkland Lake Gold Ltd.	6,560	319,669
Teck Resources Ltd. — Class B	22,845	318,002
Pan American Silver Corp.	9,867	317,224
SSR Mining, Inc.*,1	14,430	269,408
Alcoa Corp.*	17,522	203,781
Kaiser Aluminum Corp.	2,367	126,848
Total Mining		6,202,169

Packaging & Containers - 12.9%
Ball Corp.	9,163	761,629
Crown Holdings, Inc.*	6,176	474,687
Packaging Corporation of America	4,207	458,773
Westrock Co.	11,961	415,525
Amcor plc	33,954	375,192
Berry Global Group, Inc.*	7,489	361,869
Sealed Air Corp.	9,184	356,431
Sonoco Products Co.	6,419	327,818
Silgan Holdings, Inc.	8,062	296,440
Graphic Packaging Holding Co.	20,566	289,775
O-I Glass, Inc.	17,065	180,718
Total Packaging & Containers		4,298,857

Iron & Steel - 7.8%
Nucor Corp.	11,347	509,026
Vale S.A. ADR	38,040	402,463
Reliance Steel & Aluminum Co.	3,549	362,140
Steel Dynamics, Inc.	11,872	339,895
ArcelorMittal S.A.*	23,983	317,775
Commercial Metals Co.	10,817	216,124
United States Steel Corp.[1]	22,793	167,301
Allegheny Technologies, Inc.*	16,644	145,136
Carpenter Technology Corp.	7,343	133,349
Total Iron & Steel		2,593,209

Building Materials - 5.8%
Vulcan Materials Co.	4,600	623,484
Martin Marietta Materials, Inc.	2,414	568,159
Eagle Materials, Inc.	3,170	273,634
Louisiana-Pacific Corp.	8,729	257,593
Summit Materials, Inc. — Class A*	12,311	203,624
Total Building Materials		1,926,494

Forest Products & Paper - 2.2%
International Paper Co.	13,873	562,411
Domtar Corp.	6,276	164,871
Total Forest Products & Paper		727,282

Biotechnology - 2.0%
Corteva, Inc.	23,175	667,672

Household Products & Housewares - 1.4%
Avery Dennison Corp.	3,727	476,459

Housewares - 1.3%
Scotts Miracle-Gro Co. — Class A	2,780	425,090

Miscellaneous Manufacturing - 1.2%
AptarGroup, Inc.	3,484	394,389

Distribution & Wholesale - 0.7%
Avient Corp.	8,370	221,470

Coal - 0.4%
Warrior Met Coal, Inc.	7,045	120,329

Total Common Stocks
(Cost $25,191,523)		32,722,827

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
BASIC MATERIALS FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 1.1%
VanEck Vectors Junior Gold Miners ETF	6,241	$345,502
Total Exchange-Traded Funds
(Cost $277,597)		345,502

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$170,879	170,879
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	71,124	71,124
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	64,723	64,723
Total Repurchase Agreements
(Cost $306,726)		306,726

SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	637,988	637,988
Total Securities Lending Collateral
(Cost $637,988)		637,988

Total Investments - 102.5%
(Cost $26,413,834)		$34,013,043
Other Assets & Liabilities, net - (2.5)%		(829,951)
Total Net Assets - 100.0%		$33,183,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,722,827	$—	$—	$32,722,827
Exchange-Traded Funds	345,502	—	—	345,502
Repurchase Agreements	—	306,726	—	306,726
Securities Lending Collateral	637,988	—	—	637,988
Total Assets	$33,706,317	$306,726	$—	$34,013,043

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $623,841 of securities loaned (cost $26,107,108)	$33,706,317
Repurchase agreements, at value (cost $306,726)	306,726
Cash	946
Receivables:
Dividends	52,011
Fund shares sold	7,070
Foreign tax reclaims	194
Securities lending income	112
Total assets	34,073,376

Liabilities:
Payable for:
Return of securities lending collateral	637,988
Deferred foreign capital gain taxes	130,382
Fund shares redeemed	56,151
Management fees	22,568
Transfer agent and administrative fees	7,141
Distribution and service fees	2,869
Portfolio accounting fees	2,656
Trustees’ fees*	443
Miscellaneous	30,086
Total liabilities	890,284
Commitments and contingent liabilities (Note 10)	—
Net assets	$33,183,092

Net assets consist of:
Paid in capital	$30,250,034
Total distributable earnings (loss)	2,933,058
Net assets	$33,183,092

Investor Class:
Net assets	$23,523,820
Capital shares outstanding	388,055
Net asset value per share	$60.62

A-Class:
Net assets	$3,767,340
Capital shares outstanding	66,929
Net asset value per share	$56.29
Maximum offering price per share (Net asset value divided by 95.25%)	$59.10

C-Class:
Net assets	$2,063,693
Capital shares outstanding	42,454
Net asset value per share	$48.61

H-Class:
Net assets	$3,828,239
Capital shares outstanding	70,257
Net asset value per share	$54.49

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $2,633)	$290,131
Interest	64
Income from securities lending, net	1,378
Total investment income	291,573

Expenses:
Management fees	108,624
Distribution and service fees:
A-Class	4,547
C-Class	9,724
H-Class	1,340
Transfer agent and administrative fees	36,205
Registration fees	14,068
Portfolio accounting fees	12,783
Professional fees	8,932
Custodian fees	1,829
Trustees’ fees*	607
Miscellaneous	6,765
Total expenses	205,424
Net investment income	86,149

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(76,882)
Net realized loss	(76,882)
Net change in unrealized appreciation (depreciation) on:
Investments	8,254,856
Net change in unrealized appreciation (depreciation)	8,254,856
Net realized and unrealized gain	8,177,974
Net increase in net assets resulting from operations	$8,264,123

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$86,149	$207,953
Net realized gain (loss) on investments	(76,882)	1,496,946
Net change in unrealized appreciation (depreciation) on investments	8,254,856	(7,784,086)
Net increase (decrease) in net assets resulting from operations	8,264,123	(6,079,187)

Distributions to shareholders:
Investor Class	—	(1,041,004)
A-Class	—	(222,796)
C-Class	—	(126,761)
H-Class	—	(70,981)
Total distributions to shareholders	—	(1,461,542)

Capital share transactions:
Proceeds from sale of shares
Investor Class	21,740,902	29,131,033
A-Class	281,919	1,863,446
C-Class	460,732	1,431,379
H-Class	2,877,063	5,043,330
Distributions reinvested
Investor Class	—	1,023,950
A-Class	—	212,298
C-Class	—	125,218
H-Class	—	70,857
Cost of shares redeemed
Investor Class	(17,497,492)	(37,986,062)
A-Class	(715,674)	(4,863,920)
C-Class	(574,637)	(2,316,529)
H-Class	(283,644)	(5,432,603)
Net increase (decrease) from capital share transactions	6,289,169	(11,697,603)
Net increase (decrease) in net assets	14,553,292	(19,238,332)

Net assets:
Beginning of period	18,629,800	37,868,132
End of period	$33,183,092	$18,629,800

Capital share activity:
Shares sold
Investor Class	389,259	497,060
A-Class	5,469	33,828
C-Class	10,959	30,294
H-Class	54,592	97,382
Shares issued from reinvestment of distributions
Investor Class	—	17,636
A-Class	—	3,930
C-Class	—	2,668
H-Class	—	1,355
Shares redeemed
Investor Class	(315,237)	(660,790)
A-Class	(13,786)	(87,985)
C-Class	(13,177)	(49,672)
H-Class	(5,952)	(104,189)
Net increase (decrease) in shares	112,127	(218,483)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$42.39	$58.04	$60.37	$55.71	$45.18	$50.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.43	.35	.11	.18	.26
Net gain (loss) on investments (realized and unrealized)	18.01	(13.42)	(1.85)	4.80	10.92	(4.39)
Total from investment operations	18.23	(12.99)	(1.50)	4.91	11.10	(4.13)
Less distributions from:
Net investment income	—	(.90)	(.24)	(.25)	(.57)	(.87)
Net realized gains	—	(1.76)	(.59)	—	—	—
Total distributions	—	(2.66)	(.83)	(.25)	(.57)	(.87)
Net asset value, end of period	$60.62	$42.39	$58.04	$60.37	$55.71	$45.18

Total Return	43.01%	(23.61%)	(2.36%)	8.81%	24.65%	(8.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,524	$13,313	$26,704	$51,589	$56,854	$30,653
Ratios to average net assets:
Net investment income (loss)	0.81%	0.74%	0.59%	0.18%	0.35%	0.55%
Total expenses[c]	1.49%	1.48%	1.47%	1.38%	1.37%	1.35%
Portfolio turnover rate	70%	67%	247%	257%	361%	471%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$39.41	$54.27	$56.66	$52.42	$42.65	$47.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.26	.25	(.01)	.03	.10
Net gain (loss) on investments (realized and unrealized)	16.76	(12.46)	(1.81)	4.50	10.31	(4.12)
Total from investment operations	16.88	(12.20)	(1.56)	4.49	10.34	(4.02)
Less distributions from:
Net investment income	—	(.90)	(.24)	(.25)	(.57)	(.87)
Net realized gains	—	(1.76)	(.59)	—	—	—
Total distributions	—	(2.66)	(.83)	(.25)	(.57)	(.87)
Net asset value, end of period	$56.29	$39.41	$54.27	$56.66	$52.42	$42.65

Total Return[d]	42.83%	(23.80%)	(2.60%)	8.56%	24.33%	(8.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,767	$2,966	$6,810	$9,070	$16,355	$4,152
Ratios to average net assets:
Net investment income (loss)	0.49%	0.48%	0.45%	(0.02%)	0.06%	0.24%
Total expenses[c]	1.74%	1.73%	1.72%	1.63%	1.62%	1.60%
Portfolio turnover rate	70%	67%	247%	257%	361%	471%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$34.17	$47.73	$50.32	$46.93	$38.52	$43.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.11)	(.21)	(.38)	(.29)	(.17)
Net gain (loss) on investments (realized and unrealized)	14.50	(10.79)	(1.55)	4.02	9.27	(3.80)
Total from investment operations	14.44	(10.90)	(1.76)	3.64	8.98	(3.97)
Less distributions from:
Net investment income	—	(.90)	(.24)	(.25)	(.57)	(.87)
Net realized gains	—	(1.76)	(.59)	—	—	—
Total distributions	—	(2.66)	(.83)	(.25)	(.57)	(.87)
Net asset value, end of period	$48.61	$34.17	$47.73	$50.32	$46.93	$38.52

Total Return[d]	42.26%	(24.35%)	(3.35%)	7.75%	23.41%	(8.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,064	$1,526	$2,930	$5,494	$5,824	$2,430
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.23%)	(0.42%)	(0.75%)	(0.66%)	(0.43%)
Total expenses[c]	2.49%	2.47%	2.47%	2.38%	2.37%	2.35%
Portfolio turnover rate	70%	67%	247%	257%	361%	471%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$38.15	$52.62	$54.95	$50.84	$41.37	$46.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.27	.12	(.05)	.01	.09
Net gain (loss) on investments (realized and unrealized)	16.20	(12.08)	(1.62)	4.41	10.03	(4.04)
Total from investment operations	16.34	(11.81)	(1.50)	4.36	10.04	(3.95)
Less distributions from:
Net investment income	—	(.90)	(.24)	(.25)	(.57)	(.87)
Net realized gains	—	(1.76)	(.59)	—	—	—
Total distributions	—	(2.66)	(.83)	(.25)	(.57)	(.87)
Net asset value, end of period	$54.49	$38.15	$52.62	$54.95	$50.84	$41.37

Total Return	42.83%	(23.81%)	(2.59%)	8.57%	24.36%	(8.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,828	$825	$1,424	$9,220	$8,077	$2,612
Ratios to average net assets:
Net investment income (loss)	0.58%	0.51%	0.21%	(0.09%)	0.03%	0.24%
Total expenses[c]	1.73%	1.72%	1.71%	1.62%	1.62%	1.64%
Portfolio turnover rate	70%	67%	247%	257%	361%	471%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Amgen, Inc.	7.0%
AbbVie, Inc.	7.0%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.8%
Regeneron Pharmaceuticals, Inc.	4.4%
Illumina, Inc.	4.0%
Biogen, Inc.	3.9%
Seattle Genetics, Inc.	3.5%
Moderna, Inc.	3.1%
Alexion Pharmaceuticals, Inc.	2.9%
Top Ten Total	45.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	28.88%	31.68%	7.55%	16.70%
A-Class Shares	28.73%	31.36%	7.28%	16.41%
A-Class Shares with sales charge‡	22.61%	25.12%	6.24%	15.85%
C-Class Shares	28.24%	30.37%	6.48%	15.54%
C-Class Shares with CDSC§	27.24%	29.37%	6.48%	15.54%
H-Class Shares**	28.72%	31.36%	7.28%	16.27%
S&P 500 Health Care Index	20.25%	20.11%	11.88%	15.40%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Biotechnology - 75.7%
Amgen, Inc.	50,484	$12,831,013
Gilead Sciences, Inc.	145,017	9,163,624
Vertex Pharmaceuticals, Inc.*	31,980	8,702,398
Regeneron Pharmaceuticals, Inc.*	14,326	8,019,408
Illumina, Inc.*	23,943	7,400,302
Biogen, Inc.*	24,970	7,083,490
Seattle Genetics, Inc.*	32,819	6,422,350
Moderna, Inc.*,1	79,814	5,646,841
Alexion Pharmaceuticals, Inc.*	46,050	5,269,502
Exact Sciences Corp.*	46,904	4,781,863
Corteva, Inc.	164,401	4,736,393
Immunomedics, Inc.*	54,114	4,601,313
Incyte Corp.*	50,994	4,576,202
Alnylam Pharmaceuticals, Inc.*	30,948	4,506,029
BioMarin Pharmaceutical, Inc.*	49,129	3,737,734
Guardant Health, Inc.*	33,016	3,690,528
Mirati Therapeutics, Inc.*	17,263	2,866,521
Acceleron Pharma, Inc.*	24,562	2,763,962
Exelixis, Inc.*	110,704	2,706,713
ACADIA Pharmaceuticals, Inc.*	63,663	2,626,099
Ionis Pharmaceuticals, Inc.*	54,519	2,586,927
Ultragenyx Pharmaceutical, Inc.*	28,179	2,316,032
Iovance Biotherapeutics, Inc.*	67,234	2,213,343
Arrowhead Pharmaceuticals, Inc.*	50,057	2,155,454
United Therapeutics Corp.*	21,148	2,135,948
FibroGen, Inc.*	47,812	1,966,029
Bluebird Bio, Inc.*	35,365	1,907,942
PTC Therapeutics, Inc.*	38,968	1,821,754
BeiGene Ltd. ADR*	5,800	1,661,352
Nektar Therapeutics*	97,423	1,616,248
Inovio Pharmaceuticals, Inc.*,1	116,860	1,355,576
Ligand Pharmaceuticals, Inc. — Class B*,1	13,671	1,303,120
Sage Therapeutics, Inc.*	20,116	1,229,490
Intercept Pharmaceuticals, Inc.*	28,763	1,192,514
Myriad Genetics, Inc.*	81,833	1,067,102
Total Biotechnology		138,661,116

Pharmaceuticals - 19.7%
AbbVie, Inc.	146,002	12,788,315
Horizon Therapeutics plc*	55,205	4,288,324
Sarepta Therapeutics, Inc.*	24,269	3,408,096
Neurocrine Biosciences, Inc.*	31,356	3,015,193
Mylan N.V.*	185,027	2,743,951
PRA Health Sciences, Inc.*	25,975	2,634,904
Jazz Pharmaceuticals plc*	15,387	2,194,032
Global Blood Therapeutics, Inc.*	34,855	1,921,905
Agios Pharmaceuticals, Inc.*	43,800	1,533,000
Alkermes plc*	88,567	1,467,555
Total Pharmaceuticals		35,995,275

Healthcare-Products - 2.9%
Bio-Techne Corp.	13,008	3,222,472
Novocure Ltd.*	18,563	2,066,247
Total Healthcare-Products		5,288,719

Healthcare-Services - 1.3%
Syneos Health, Inc.*	45,520	2,419,843

Total Common Stocks
(Cost $80,357,956)		182,364,953

RIGHTS††† - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.*	24,000	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$762,778	762,778
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	317,490	317,490
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	288,915	288,915
Total Repurchase Agreements
(Cost $1,369,183)		1,369,183

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	5,605,263	5,605,263
Total Securities Lending Collateral
(Cost $5,605,263)		5,605,263

Total Investments - 103.4%
(Cost $87,332,402)		$189,339,399
Other Assets & Liabilities, net - (3.4)%		(6,165,567)
Total Net Assets - 100.0%		$183,173,832

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$182,364,953	$—	$—		$182,364,953
Rights	—	—	—	*	—
Repurchase Agreements	—	1,369,183	—		1,369,183
Securities Lending Collateral	5,605,263	—	—		5,605,263
Total Assets	$187,970,216	$1,369,183	$—		$189,339,399

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $5,505,078 of securities loaned (cost $85,963,219)	$187,970,216
Repurchase agreements, at value (cost $1,369,183)	1,369,183
Receivables:
Securities sold	6,748,222
Securities lending income	15,176
Fund shares sold	6,110
Total assets	196,108,907

Liabilities:
Payable for:
Fund shares redeemed	6,868,862
Return of securities lending collateral	5,605,263
Management fees	131,582
Transfer agent and administrative fees	41,638
Portfolio accounting fees	15,485
Distribution and service fees	13,842
Trustees’ fees*	3,764
Miscellaneous	254,639
Total liabilities	12,935,075
Commitments and contingent liabilities (Note 10)	—
Net assets	$183,173,832

Net assets consist of:
Paid in capital	$53,310,573
Total distributable earnings (loss)	129,863,259
Net assets	$183,173,832

Investor Class:
Net assets	$144,283,128
Capital shares outstanding	1,560,920
Net asset value per share	$92.43

A-Class:
Net assets	$19,785,742
Capital shares outstanding	236,762
Net asset value per share	$83.57
Maximum offering price per share (Net asset value divided by 95.25%)	$87.74

C-Class:
Net assets	$9,619,885
Capital shares outstanding	134,316
Net asset value per share	$71.62

H-Class:
Net assets	$9,485,077
Capital shares outstanding	117,518
Net asset value per share	$80.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$938,272
Interest	317
Income from securities lending, net	19,667
Total investment income	958,256

Expenses:
Management fees	976,067
Distribution and service fees:
A-Class	24,036
C-Class	50,202
H-Class	22,736
Transfer agent and administrative fees	325,715
Registration fees	126,409
Portfolio accounting fees	114,189
Professional fees	82,574
Custodian fees	16,442
Trustees’ fees*	5,524
Miscellaneous	65,717
Total expenses	1,809,611
Net investment loss	(851,355)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26,687,906
Net realized gain	26,687,906
Net change in unrealized appreciation (depreciation) on:
Investments	32,194,660
Net change in unrealized appreciation (depreciation)	32,194,660
Net realized and unrealized gain	58,882,566
Net increase in net assets resulting from operations	$58,031,211

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(851,355)	$(1,260,325)
Net realized gain on investments	26,687,906	30,914,727
Net change in unrealized appreciation (depreciation) on investments	32,194,660	(50,590,210)
Net increase (decrease) in net assets resulting from operations	58,031,211	(20,935,808)

Distributions to shareholders:
Investor Class	—	(7,452,087)
A-Class	—	(840,011)
C-Class	—	(571,551)
H-Class	—	(695,143)
Total distributions to shareholders	—	(9,558,792)

Capital share transactions:
Proceeds from sale of shares
Investor Class	119,337,703	103,363,667
A-Class	6,416,562	2,369,625
C-Class	1,321,216	2,263,964
H-Class	23,365,816	35,583,269
Distributions reinvested
Investor Class	—	7,185,311
A-Class	—	820,588
C-Class	—	559,459
H-Class	—	694,706
Cost of shares redeemed
Investor Class	(141,880,247)	(142,739,172)
A-Class	(5,568,667)	(9,063,961)
C-Class	(2,796,940)	(6,580,327)
H-Class	(28,869,504)	(38,250,877)
Net decrease from capital share transactions	(28,674,061)	(43,793,748)
Net increase (decrease) in net assets	29,357,150	(74,288,348)

Net assets:
Beginning of period	153,816,682	228,105,030
End of period	$183,173,832	$153,816,682

Capital share activity:
Shares sold
Investor Class	1,444,728	1,275,833
A-Class	83,669	33,243
C-Class	19,226	37,703
H-Class	353,428	504,782
Shares issued from reinvestment of distributions
Investor Class	—	85,509
A-Class	—	10,780
C-Class	—	8,524
H-Class	—	9,449
Shares redeemed
Investor Class	(1,587,577)	(1,793,859)
A-Class	(71,257)	(126,300)
C-Class	(40,539)	(106,316)
H-Class	(369,327)	(562,751)
Net decrease in shares	(167,649)	(623,403)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$71.72	$83.02	$87.17	$79.72	$68.30	$93.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.44)	(.68)	(.62)	(.57)	(.75)
Net gain (loss) on investments (realized and unrealized)	21.00	(7.26)	6.42	12.77	11.99	(23.30)
Total from investment operations	20.71	(7.70)	5.74	12.15	11.42	(24.05)
Less distributions from:
Net realized gains	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Total distributions	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Net asset value, end of period	$92.43	$71.72	$83.02	$87.17	$79.72	$68.30

Total Return	28.88%	(9.91%)	7.94%	15.34%	16.71%	(25.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,283	$122,194	$177,344	$210,564	$238,614	$260,476
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.56%)	(0.79%)	(0.70%)	(0.76%)	(0.84%)
Total expenses	1.49%	1.48%	1.46%	1.37%	1.37%	1.32%
Portfolio turnover rate	66%	64%	100%	105%	207%	83%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$64.92	$75.66	$80.55	$74.16	$63.69	$87.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.57)	(.82)	(.76)	(.70)	(.91)
Net gain (loss) on investments (realized and unrealized)	19.02	(6.57)	5.82	11.85	11.17	(21.75)
Total from investment operations	18.65	(7.14)	5.00	11.09	10.47	(22.66)
Less distributions from:
Net realized gains	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Total distributions	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Net asset value, end of period	$83.57	$64.92	$75.66	$80.55	$74.16	$63.69

Total Return[c]	28.73%	(10.14%)	7.68%	15.04%	16.42%	(26.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,786	$14,565	$23,199	$27,370	$36,849	$48,672
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(0.80%)	(1.04%)	(0.93%)	(1.01%)	(1.09%)
Total expenses	1.74%	1.73%	1.71%	1.62%	1.61%	1.57%
Portfolio turnover rate	66%	64%	100%	105%	207%	83%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$55.85	$66.05	$72.14	$67.34	$58.27	$80.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.57)	(.97)	(1.27)	(1.25)	(1.11)	(1.40)
Net gain (loss) on investments (realized and unrealized)	16.34	(5.63)	5.07	10.75	10.18	(19.93)
Total from investment operations	15.77	(6.60)	3.80	9.50	9.07	(21.33)
Less distributions from:
Net realized gains	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Total distributions	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Net asset value, end of period	$71.62	$55.85	$66.05	$72.14	$67.34	$58.27

Total Return[c]	28.24%	(10.80%)	6.87%	14.18%	15.55%	(26.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,620	$8,692	$14,248	$20,104	$20,997	$26,185
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.56%)	(1.79%)	(1.70%)	(1.76%)	(1.84%)
Total expenses	2.49%	2.48%	2.46%	2.37%	2.36%	2.33%
Portfolio turnover rate	66%	64%	100%	105%	207%	83%

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$62.70	$73.18	$78.26	$72.16	$62.00	$85.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.59)	(.82)	(.69)	(.70)	(.96)
Net gain (loss) on investments (realized and unrealized)	18.33	(6.29)	5.63	11.49	10.86	(21.14)
Total from investment operations	18.01	(6.88)	4.81	10.80	10.16	(22.10)
Less distributions from:
Net realized gains	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Total distributions	—	(3.60)	(9.89)	(4.70)	—	(1.28)
Net asset value, end of period	$80.71	$62.70	$73.18	$78.26	$72.16	$62.00

Total Return	28.72%	(10.12%)	7.66%	15.04%	16.39%	(26.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,485	$8,365	$13,315	$19,905	$19,308	$27,346
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.85%)	(1.06%)	(0.87%)	(1.04%)	(1.17%)
Total expenses	1.76%	1.73%	1.71%	1.62%	1.61%	1.65%
Portfolio turnover rate	66%	64%	100%	105%	207%	83%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001
H-Class	August 17, 1998

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	7.1%
Coca-Cola Co.	5.4%
PepsiCo, Inc.	5.4%
Philip Morris International, Inc.	4.0%
Mondelez International, Inc. — Class A	3.5%
Estee Lauder Companies, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.7%
Monster Beverage Corp.	2.5%
Top Ten Total	40.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	20.71%	3.74%	6.46%	10.25%
A-Class Shares	20.57%	3.49%	6.19%	9.98%
A-Class Shares with sales charge‡	14.84%	(1.42%)	5.16%	9.44%
C-Class Shares	20.11%	2.70%	5.40%	9.15%
C-Class Shares with CDSC§	19.11%	1.71%	5.40%	9.15%
H-Class Shares**	20.57%	3.48%	6.19%	9.84%
S&P 500 Consumer Staples Index	19.34%	7.79%	9.40%	11.77%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Food - 37.2%
Mondelez International, Inc. — Class A	74,272	$4,266,926
General Mills, Inc.	48,593	2,997,216
Kraft Heinz Co.	94,375	2,826,531
Hershey Co.	18,134	2,599,328
Sysco Corp.	40,223	2,502,675
Kroger Co.	71,692	2,431,076
McCormick & Company, Inc.	12,468	2,420,039
Hormel Foods Corp.	48,731	2,382,459
Kellogg Co.	34,425	2,223,511
Tyson Foods, Inc. — Class A	35,704	2,123,674
Conagra Brands, Inc.	55,317	1,975,370
Campbell Soup Co.	37,875	1,832,014
JM Smucker Co.	15,101	1,744,468
Beyond Meat, Inc.*,1	9,290	1,542,697
Lamb Weston Holdings, Inc.	20,963	1,389,218
Post Holdings, Inc.*	13,171	1,132,706
Flowers Foods, Inc.	44,383	1,079,838
Lancaster Colony Corp.	5,833	1,042,940
Ingredion, Inc.	13,308	1,007,149
US Foods Holding Corp.*	43,197	959,837
Performance Food Group Co.*	27,277	944,330
Grocery Outlet Holding Corp.*	22,234	874,241
Pilgrim’s Pride Corp.*	56,932	851,987
Hain Celestial Group, Inc.*	24,812	851,052
Sprouts Farmers Market, Inc.*	34,224	716,308
Simply Good Foods Co.*	30,969	682,867
Hostess Brands, Inc.*	47,278	582,938
Total Food		45,983,395

Beverages - 26.5%
Coca-Cola Co.	136,443	6,736,191
PepsiCo, Inc.	47,932	6,643,375
Monster Beverage Corp.*	38,010	3,048,402
Keurig Dr Pepper, Inc.	104,330	2,879,508
Constellation Brands, Inc. — Class A	14,845	2,813,276
Brown-Forman Corp. — Class B	36,247	2,730,124
Boston Beer Company, Inc. — Class A*	1,715	1,514,963
Molson Coors Beverage Co. — Class B	36,929	1,239,337
Coca-Cola European Partners plc	29,583	1,148,116
Anheuser-Busch InBev S.A. ADR[1]	20,239	1,090,477
Diageo plc ADR	7,540	1,037,957
Fomento Economico Mexicano SAB de CV ADR	18,384	1,032,997
National Beverage Corp.*,1	12,024	817,752
Total Beverages		32,732,475

Cosmetics & Personal Care - 14.5%
Procter & Gamble Co.	62,866	8,737,745
Estee Lauder Companies, Inc. — Class A	19,168	4,183,416
Colgate-Palmolive Co.	49,435	3,813,910
Unilever N.V. — Class Y	19,241	1,162,157
Total Cosmetics & Personal Care		17,897,228

Agriculture - 11.5%
Philip Morris International, Inc.	65,834	4,936,892
Altria Group, Inc.	100,677	3,890,159
Archer-Daniels-Midland Co.	50,303	2,338,586
British American Tobacco plc ADR	31,944	1,154,776
Bunge Ltd.	25,134	1,148,624
Sanderson Farms, Inc.	6,327	746,396
Total Agriculture		14,215,433

Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	22,611	3,338,740
Clorox Co.	11,550	2,427,463
Church & Dwight Company, Inc.	24,191	2,266,939
Total Household Products & Housewares		8,033,142

Retail - 1.8%
Casey’s General Stores, Inc.	6,712	1,192,387
Freshpet, Inc.*	9,236	1,031,199
Total Retail		2,223,586

Pharmaceuticals - 0.9%
Herbalife Nutrition Ltd.*	25,578	1,193,214

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	19,316	756,028

Total Common Stocks
(Cost $68,625,308)		123,034,501

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$199,897	199,897
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	83,203	83,203
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	75,714	75,714
Total Repurchase Agreements
(Cost $358,814)		358,814

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	1,824,667	$1,824,667
Total Securities Lending Collateral
(Cost $1,824,667)		1,824,667

Total Investments - 101.3%
(Cost $70,808,789)		$125,217,982
Other Assets & Liabilities, net - (1.3)%		(1,639,514)
Total Net Assets - 100.0%		$123,578,468

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$123,034,501	$—	$—	$123,034,501
Repurchase Agreements	—	358,814	—	358,814
Securities Lending Collateral	1,824,667	—	—	1,824,667
Total Assets	$124,859,168	$358,814	$—	$125,217,982

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $1,785,772 of securities loaned (cost $70,449,975)	$124,859,168
Repurchase agreements, at value (cost $358,814)	358,814
Receivables:
Dividends	297,186
Fund shares sold	243,181
Securities lending income	665
Total assets	125,759,014

Liabilities:
Payable for:
Return of securities lending collateral	1,824,667
Management fees	87,387
Fund shares redeemed	68,263
Transfer agent and administrative fees	27,653
Distribution and service fees	11,819
Portfolio accounting fees	10,284
Trustees’ fees*	2,193
Miscellaneous	148,280
Total liabilities	2,180,546
Commitments and contingent liabilities (Note 10)	—
Net assets	$123,578,468

Net assets consist of:
Paid in capital	$66,467,845
Total distributable earnings (loss)	57,110,623
Net assets	$123,578,468

Investor Class:
Net assets	$98,470,028
Capital shares outstanding	1,542,649
Net asset value per share	$63.83

A-Class:
Net assets	$9,323,509
Capital shares outstanding	161,504
Net asset value per share	$57.73
Maximum offering price per share (Net asset value divided by 95.25%)	$60.61

C-Class:
Net assets	$10,463,562
Capital shares outstanding	217,358
Net asset value per share	$48.14

H-Class:
Net assets	$5,321,369
Capital shares outstanding	96,095
Net asset value per share	$55.38

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $1,559)	$1,556,179
Interest	119
Income from securities lending, net	4,481
Total investment income	1,560,779

Expenses:
Management fees	525,669
Distribution and service fees:
A-Class	11,801
C-Class	52,392
H-Class	6,362
Transfer agent and administrative fees	176,234
Registration fees	68,079
Portfolio accounting fees	61,861
Professional fees	44,553
Custodian fees	9,002
Trustees’ fees*	2,981
Miscellaneous	31,878
Total expenses	990,812
Net investment income	569,967

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,537,176
Net realized gain	3,537,176
Net change in unrealized appreciation (depreciation) on:
Investments	18,232,696
Net change in unrealized appreciation (depreciation)	18,232,696
Net realized and unrealized gain	21,769,872
Net increase in net assets resulting from operations	$22,339,839

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$569,967	$1,617,838
Net realized gain on investments	3,537,176	13,380,802
Net change in unrealized appreciation (depreciation) on investments	18,232,696	(24,843,578)
Net increase (decrease) in net assets resulting from operations	22,339,839	(9,844,938)

Distributions to shareholders:
Investor Class	—	(2,921,088)
A-Class	—	(339,079)
C-Class	—	(437,102)
H-Class	—	(268,490)
Total distributions to shareholders	—	(3,965,759)

Capital share transactions:
Proceeds from sale of shares
Investor Class	27,100,147	103,025,889
A-Class	424,308	3,280,213
C-Class	489,595	652,064
H-Class	1,210,236	17,063,752
Distributions reinvested
Investor Class	—	2,872,298
A-Class	—	332,113
C-Class	—	427,574
H-Class	—	268,419
Cost of shares redeemed
Investor Class	(26,341,330)	(158,047,872)
A-Class	(1,396,432)	(7,590,061)
C-Class	(1,734,191)	(4,860,834)
H-Class	(1,064,305)	(22,448,593)
Net decrease from capital share transactions	(1,311,972)	(65,025,038)
Net increase (decrease) in net assets	21,027,867	(78,835,735)

Net assets:
Beginning of period	102,550,601	181,386,336
End of period	$123,578,468	$102,550,601

Capital share activity:
Shares sold
Investor Class	470,197	1,679,253
A-Class	7,744	58,717
C-Class	10,535	13,969
H-Class	23,332	320,741
Shares issued from reinvestment of distributions
Investor Class	—	46,060
A-Class	—	5,877
C-Class	—	9,019
H-Class	—	4,951
Shares redeemed
Investor Class	(438,403)	(2,609,348)
A-Class	(25,033)	(137,756)
C-Class	(38,087)	(103,813)
H-Class	(20,518)	(426,735)
Net decrease in shares	(10,233)	(1,139,065)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$52.88	$59.56	$61.08	$66.06	$62.84	$58.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.72	.92	.56	.51	.61
Net gain (loss) on investments (realized and unrealized)	10.64	(5.71)	1.40	(.37)	3.58	4.92
Total from investment operations	10.95	(4.99)	2.32	.19	4.09	5.53
Less distributions from:
Net investment income	—	(.77)	(.80)	(.44)	(.58)	(.49)
Net realized gains	—	(.92)	(3.04)	(4.73)	(.29)	(.75)
Total distributions	—	(1.69)	(3.84)	(5.17)	(.87)	(1.24)
Net asset value, end of period	$63.83	$52.88	$59.56	$61.08	$66.06	$62.84

Total Return	20.71%	(8.81%)	4.09%	(0.04%)	6.62%	9.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,470	$79,890	$142,633	$152,717	$207,683	$276,578
Ratios to average net assets:
Net investment income (loss)	1.03%	1.17%	1.56%	0.86%	0.79%	1.03%
Total expenses	1.49%	1.47%	1.46%	1.38%	1.36%	1.34%
Portfolio turnover rate	24%	59%	84%	80%	75%	104%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$47.88	$54.21	$56.08	$61.21	$58.43	$54.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.51	.69	.36	.33	.45
Net gain (loss) on investments (realized and unrealized)	9.64	(5.15)	1.28	(.32)	3.32	4.56
Total from investment operations	9.85	(4.64)	1.97	.04	3.65	5.01
Less distributions from:
Net investment income	—	(.77)	(.80)	(.44)	(.58)	(.49)
Net realized gains	—	(.92)	(3.04)	(4.73)	(.29)	(.75)
Total distributions	—	(1.69)	(3.84)	(5.17)	(.87)	(1.24)
Net asset value, end of period	$57.73	$47.88	$54.21	$56.08	$61.21	$58.43

Total Return[c]	20.57%	(9.04%)	3.82%	(0.28%)	6.35%	9.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,324	$8,561	$13,659	$25,698	$40,272	$53,560
Ratios to average net assets:
Net investment income (loss)	0.78%	0.92%	1.28%	0.60%	0.56%	0.82%
Total expenses	1.74%	1.72%	1.71%	1.63%	1.62%	1.60%
Portfolio turnover rate	24%	59%	84%	80%	75%	104%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$40.08	$45.98	$48.50	$54.00	$52.04	$49.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.08	.28	(.07)	(.10)	.03
Net gain (loss) on investments (realized and unrealized)	8.05	(4.29)	1.04	(.26)	2.93	4.07
Total from investment operations	8.06	(4.21)	1.32	(.33)	2.83	4.10
Less distributions from:
Net investment income	—	(.77)	(.80)	(.44)	(.58)	(.49)
Net realized gains	—	(.92)	(3.04)	(4.73)	(.29)	(.75)
Total distributions	—	(1.69)	(3.84)	(5.17)	(.87)	(1.24)
Net asset value, end of period	$48.14	$40.08	$45.98	$48.50	$54.00	$52.04

Total Return[c]	20.11%	(9.73%)	3.06%	(1.02%)	5.55%	8.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,464	$9,816	$14,976	$23,531	$28,380	$23,799
Ratios to average net assets:
Net investment income (loss)	0.03%	0.16%	0.60%	(0.13%)	(0.20%)	0.05%
Total expenses	2.49%	2.47%	2.46%	2.38%	2.36%	2.35%
Portfolio turnover rate	24%	59%	84%	80%	75%	104%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$45.93	$52.07	$54.02	$59.15	$56.50	$52.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.46	.69	.38	.31	.39
Net gain (loss) on investments (realized and unrealized)	9.24	(4.91)	1.20	(.34)	3.21	4.41
Total from investment operations	9.45	(4.45)	1.89	.04	3.52	4.80
Less distributions from:
Net investment income	—	(.77)	(.80)	(.44)	(.58)	(.49)
Net realized gains	—	(.92)	(3.04)	(4.73)	(.29)	(.75)
Total distributions	—	(1.69)	(3.84)	(5.17)	(.87)	(1.24)
Net asset value, end of period	$55.38	$45.93	$52.07	$54.02	$59.15	$56.50

Total Return	20.57%	(9.05%)	3.84%	(0.32%)	6.35%	9.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,321	$4,284	$10,118	$10,788	$35,387	$65,702
Ratios to average net assets:
Net investment income (loss)	0.81%	0.86%	1.32%	0.65%	0.54%	0.72%
Total expenses	1.73%	1.72%	1.71%	1.63%	1.61%	1.66%
Portfolio turnover rate	24%	59%	84%	80%	75%	104%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
NVIDIA Corp.	8.7%
Intel Corp.	6.9%
Broadcom, Inc.	5.6%
QUALCOMM, Inc.	5.3%
Texas Instruments, Inc.	5.3%
Advanced Micro Devices, Inc.	4.7%
Applied Materials, Inc.	3.5%
Lam Research Corp.	3.3%
Micron Technology, Inc.	3.2%
Analog Devices, Inc.	3.0%
Top Ten Total	49.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	49.23%	44.88%	25.93%	16.72%
A-Class Shares	49.05%	44.53%	25.63%	16.43%
A-Class Shares with sales charge‡	41.97%	37.67%	24.42%	15.86%
C-Class Shares	48.48%	43.45%	24.69%	15.54%
C-Class Shares with CDSC§	47.48%	42.45%	24.69%	15.54%
H-Class Shares**	49.04%	44.53%	25.60%	16.27%
S&P 500 Information Technology Index	46.13%	47.23%	27.18%	20.50%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Semiconductors - 92.2%
NVIDIA Corp.	5,877	$3,180,750
Intel Corp.	48,478	2,510,191
Broadcom, Inc.	5,550	2,021,976
QUALCOMM, Inc.	16,493	1,940,896
Texas Instruments, Inc.	13,426	1,917,099
Advanced Micro Devices, Inc.*	20,655	1,693,503
Applied Materials, Inc.	21,243	1,262,896
Lam Research Corp.	3,641	1,207,902
Micron Technology, Inc.*	24,418	1,146,669
Analog Devices, Inc.	9,431	1,100,975
KLA Corp.	4,896	948,551
Marvell Technology Group Ltd.	21,754	863,634
Xilinx, Inc.	8,217	856,540
Skyworks Solutions, Inc.	5,832	848,556
Microchip Technology, Inc.	8,231	845,818
NXP Semiconductor N.V.	6,457	805,898
Taiwan Semiconductor Manufacturing Company Ltd. ADR	9,667	783,704
Maxim Integrated Products, Inc.	10,536	712,339
ASML Holding N.V. — Class G1	1,746	644,745
Qorvo, Inc.*	4,907	633,052
Monolithic Power Systems, Inc.	2,215	619,336
Teradyne, Inc.	7,643	607,313
Entegris, Inc.	7,414	551,157
ON Semiconductor Corp.*	22,905	496,809
Cree, Inc.*	7,017	447,264
STMicroelectronics N.V. — Class Y	14,122	433,404
Inphi Corp.*	3,662	411,059
MKS Instruments, Inc.	3,738	408,302
Cirrus Logic, Inc.*	5,153	347,570
Silicon Laboratories, Inc.*	3,533	345,704
Cabot Microelectronics Corp.	2,358	336,746
Lattice Semiconductor Corp.*	11,593	335,733
Semtech Corp.*	5,932	314,159
Brooks Automation, Inc.	6,750	312,255
Power Integrations, Inc.	5,592	309,797
Diodes, Inc.*	5,383	303,870
Synaptics, Inc.*	3,404	273,750
MACOM Technology Solutions Holdings, Inc.*	7,560	257,116
FormFactor, Inc.*	9,351	233,120
Ambarella, Inc.*	4,329	225,887
Total Semiconductors		33,496,045
Energy-Alternate Sources - 4.8%
SolarEdge Technologies, Inc.*	2,698	643,068
Enphase Energy, Inc.*	7,549	623,472
First Solar, Inc.*	7,191	476,044
Total Energy-Alternate Sources		1,742,584

Electrical Components & Equipment - 1.4%
Universal Display Corp.	2,806	507,157

Electronics - 0.7%
Advanced Energy Industries, Inc.*	4,215	265,292

Total Common Stocks
(Cost $21,211,881)		36,011,078

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$226,294	226,294
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	94,190	94,190
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	85,712	85,712
Total Repurchase Agreements
(Cost $406,196)		406,196

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	499,384	499,384
Total Securities Lending Collateral
(Cost $499,384)		499,384

Total Investments - 101.6%
(Cost $22,117,461)		$36,916,658
Other Assets & Liabilities, net - (1.6)%		(573,607)
Total Net Assets - 100.0%		$36,343,051

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
ELECTRONICS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,011,078	$—	$—	$36,011,078
Repurchase Agreements	—	406,196	—	406,196
Securities Lending Collateral	499,384	—	—	499,384
Total Assets	$36,510,462	$406,196	$—	$36,916,658

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $483,374 of securities loaned (cost $21,711,265)	$36,510,462
Repurchase agreements, at value (cost $406,196)	406,196
Receivables:
Fund shares sold	142,296
Dividends	11,561
Securities lending income	15
Total assets	37,070,530

Liabilities:
Overdraft due to custodian bank	79
Payable for:
Return of securities lending collateral	499,384
Fund shares redeemed	136,255
Management fees	23,001
Transfer agent and administrative fees	7,278
Distribution and service fees	3,244
Portfolio accounting fees	2,707
Trustees’ fees*	812
Miscellaneous	54,719
Total liabilities	727,479
Commitments and contingent liabilities (Note 10)	—
Net assets	$36,343,051

Net assets consist of:
Paid in capital	$16,947,209
Total distributable earnings (loss)	19,395,842
Net assets	$36,343,051

Investor Class:
Net assets	$25,241,081
Capital shares outstanding	122,884
Net asset value per share	$205.41

A-Class:
Net assets	$3,237,186
Capital shares outstanding	17,094
Net asset value per share	$189.38
Maximum offering price per share (Net asset value divided by 95.25%)	$198.82

C-Class:
Net assets	$2,337,440
Capital shares outstanding	14,072
Net asset value per share	$166.11

H-Class:
Net assets	$5,527,344
Capital shares outstanding	30,070
Net asset value per share	$183.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $1,027)	$280,618
Interest	51
Income from securities lending, net	265
Total investment income	280,934

Expenses:
Management fees	182,971
Distribution and service fees:
A-Class	3,885
C-Class	10,898
H-Class	3,367
Transfer agent and administrative fees	62,058
Registration fees	23,696
Portfolio accounting fees	21,532
Professional fees	16,340
Custodian fees	3,246
Trustees’ fees*	1,082
Line of credit fees	465
Miscellaneous	10,318
Total expenses	339,858
Net investment loss	(58,924)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,875,030
Net realized gain	8,875,030
Net change in unrealized appreciation (depreciation) on:
Investments	9,059,917
Net change in unrealized appreciation (depreciation)	9,059,917
Net realized and unrealized gain	17,934,947
Net increase in net assets resulting from operations	$17,876,023

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(58,924)	$(42,169)
Net realized gain on investments	8,875,030	1,148,578
Net change in unrealized appreciation (depreciation) on investments	9,059,917	(42,610)
Net increase in net assets resulting from operations	17,876,023	1,063,799

Distributions to shareholders:
Investor Class	—	(5,526)
A-Class	—	(535)
C-Class	—	(238)
H-Class	—	(767)
Total distributions to shareholders	—	(7,066)

Capital share transactions:
Proceeds from sale of shares
Investor Class	32,158,283	165,434,553
A-Class	983,255	9,059,406
C-Class	2,495,469	3,919,399
H-Class	3,347,984	45,691,721
Distributions reinvested
Investor Class	—	5,505
A-Class	—	231
C-Class	—	236
H-Class	—	766
Cost of shares redeemed
Investor Class	(60,280,724)	(145,938,377)
A-Class	(1,039,248)	(11,409,121)
C-Class	(2,695,143)	(3,756,574)
H-Class	(1,099,275)	(47,020,457)
Net increase (decrease) from capital share transactions	(26,129,399)	15,987,288
Net increase (decrease) in net assets	(8,253,376)	17,044,021

Net assets:
Beginning of period	44,596,427	27,552,406
End of period	$36,343,051	$44,596,427

Capital share activity:
Shares sold
Investor Class	182,114	1,149,672
A-Class	6,627	68,041
C-Class	18,119	34,152
H-Class	19,565	378,999
Shares issued from reinvestment of distributions
Investor Class	—	35
A-Class	—	2
C-Class	—	2
H-Class	—	5
Shares redeemed
Investor Class	(339,894)	(1,016,632)
A-Class	(6,215)	(84,795)
C-Class	(19,255)	(31,651)
H-Class	(6,858)	(394,124)
Net increase (decrease) in shares	(145,797)	103,706

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$137.65	$126.31	$136.98	$110.00	$81.23	$83.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	— [d]	.27	(.11)	.15	.02
Net gain (loss) on investments (realized and unrealized)	67.93	11.35	(.29)	27.15	28.62	(2.20)
Total from investment operations	67.76	11.35	(.02)	27.04	28.77	(2.18)
Less distributions from:
Net investment income	—	(.01)	—	(.06)	—	(.13)
Net realized gains	—	—	(10.65)	—	—	—
Total distributions	—	(.01)	(10.65)	(.06)	—	(.13)
Net asset value, end of period	$205.41	$137.65	$126.31	$136.98	$110.00	$81.23

Total Return	49.23%	8.99%	1.35%	24.59%	35.41%	(2.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,241	$38,634	$18,642	$54,505	$51,722	$8,217
Ratios to average net assets:
Net investment income (loss)	(0.19%)	— [e]	0.21%	(0.08%)	0.16%	0.02%
Total expenses	1.50%	1.48%	1.46%	1.38%	1.38%	1.34%
Portfolio turnover rate	66%	265%	521%	457%	643%	769%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$127.06	$116.88	$127.98	$103.03	$76.25	$78.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.31)	(.03)	(.33)	(.18)	(.20)
Net gain (loss) on investments (realized and unrealized)	62.67	10.50	(.42)	25.34	26.96	(2.04)
Total from investment operations	62.32	10.19	(.45)	25.01	26.78	(2.24)
Less distributions from:
Net investment income	—	(.01)	—	(.06)	—	(.13)
Net realized gains	—	—	(10.65)	—	—	—
Total distributions	—	(.01)	(10.65)	(.06)	—	(.13)
Net asset value, end of period	$189.38	$127.06	$116.88	$127.98	$103.03	$76.25

Total Return[c]	49.05%	8.72%	1.10%	24.29%	35.11%	(2.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,237	$2,120	$3,908	$3,122	$4,408	$1,762
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.23%)	(0.02%)	(0.29%)	(0.19%)	(0.26%)
Total expenses	1.74%	1.73%	1.72%	1.63%	1.63%	1.60%
Portfolio turnover rate	66%	265%	521%	457%	643%	769%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$111.87	$103.69	$115.77	$93.90	$70.02	$72.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.86)	(1.14)	(.91)	(1.14)	(.69)	(.63)
Net gain (loss) on investments (realized and unrealized)	55.10	9.33	(.52)	23.07	24.57	(1.98)
Total from investment operations	54.24	8.19	(1.43)	21.93	23.88	(2.61)
Less distributions from:
Net investment income	—	(.01)	—	(.06)	—	(.13)
Net realized gains	—	—	(10.65)	—	—	—
Total distributions	—	(.01)	(10.65)	(.06)	—	(.13)
Net asset value, end of period	$166.11	$111.87	$103.69	$115.77	$93.90	$70.02

Total Return[c]	48.48%	7.91%	0.34%	23.36%	34.09%	(3.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,337	$1,701	$1,317	$2,855	$2,556	$719
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(0.96%)	(0.83%)	(1.07%)	(0.85%)	(0.91%)
Total expenses	2.49%	2.48%	2.45%	2.38%	2.38%	2.35%
Portfolio turnover rate	66%	265%	521%	457%	643%	769%

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$123.34	$113.47	$124.62	$100.33	$74.32	$76.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.30)	(.54)	(.41)	(.08)	(.30)
Net gain (loss) on investments (realized and unrealized)	60.86	10.18	.04 [f]	24.76	26.09	(1.91)
Total from investment operations	60.48	9.88	(.50)	24.35	26.01	(2.21)
Less distributions from:
Net investment income	—	(.01)	—	(.06)	—	(.13)
Net realized gains	—	—	(10.65)	—	—	—
Total distributions	—	(.01)	(10.65)	(.06)	—	(.13)
Net asset value, end of period	$183.82	$123.34	$113.47	$124.62	$100.33	$74.32

Total Return	49.04%	8.72%	1.08%	24.29%	34.98%	(2.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,527	$2,141	$3,686	$31,109	$23,134	$11,257
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.22%)	(0.45%)	(0.36%)	(0.09%)	(0.40%)
Total expenses	1.74%	1.73%	1.68%	1.63%	1.63%	1.74%
Portfolio turnover rate	66%	265%	521%	457%	643%	769%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Less than $0.01 per share.
[e]	Less than 0.01% or (0.01%).
[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	May 5, 1998

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	8.1%
Chevron Corp.	7.8%
ConocoPhillips	3.9%
Kinder Morgan, Inc.	3.6%
Williams Companies, Inc.	3.1%
Phillips 66	3.1%
EOG Resources, Inc.	3.0%
Schlumberger Ltd.	2.9%
Marathon Petroleum Corp.	2.9%
Valero Energy Corp.	2.8%
Top Ten Total	41.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	11.55%	(47.04%)	(14.54%)	(8.75%)
A-Class Shares	11.41%	(47.17%)	(14.75%)	(8.97%)
A-Class Shares with sales charge‡	6.12%	(49.68%)	(15.58%)	(9.42%)
C-Class Shares	11.00%	(47.57%)	(15.39%)	(9.66%)
C-Class Shares with CDSC§	10.00%	(48.09%)	(15.39%)	(9.66%)
H-Class Shares**	11.41%	(47.17%)	(14.79%)	(9.10%)
S&P 500 Energy Index	4.77%	(45.24%)	(9.70%)	(3.16%)
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Oil & Gas - 66.4%
Exxon Mobil Corp.	19,248	$660,784
Chevron Corp.	8,843	636,696
ConocoPhillips	9,778	321,110
Phillips 66	4,900	254,016
EOG Resources, Inc.	6,814	244,895
Marathon Petroleum Corp.	8,219	241,145
Valero Energy Corp.	5,252	227,517
Pioneer Natural Resources Co.	2,377	204,398
Hess Corp.	4,791	196,096
Concho Resources, Inc.	3,661	161,523
Occidental Petroleum Corp.	15,971	159,870
Cabot Oil & Gas Corp. — Class A	8,228	142,838
BP plc ADR	7,841	136,904
Petroleo Brasileiro S.A. ADR	17,162	122,193
Royal Dutch Shell plc — Class A ADR	4,806	120,967
Diamondback Energy, Inc.	3,886	117,046
Suncor Energy, Inc.	9,244	113,054
Noble Energy, Inc.	13,099	111,996
Continental Resources, Inc.[1]	8,902	109,317
Parsley Energy, Inc. — Class A	11,530	107,921
Devon Energy Corp.	11,183	105,791
Canadian Natural Resources Ltd.	6,571	105,202
Equities Corp.	7,666	99,121
Equinor ASA ADR	7,028	98,814
HollyFrontier Corp.	4,941	97,387
Apache Corp.	10,067	95,335
Cimarex Energy Co.	3,592	87,393
Helmerich & Payne, Inc.	4,643	68,020
PDC Energy, Inc.*	5,421	67,193
Murphy Oil Corp.[1]	6,974	62,208
CVR Energy, Inc.	4,867	60,253
Delek US Holdings, Inc.	4,542	50,553
PBF Energy, Inc. — Class A	7,512	42,743
Chesapeake Energy Corp.*,1	2,550	10,379
Total Oil & Gas		5,440,678

Pipelines - 17.5%
Kinder Morgan, Inc.	23,750	292,837
Williams Companies, Inc.	13,120	257,808
ONEOK, Inc.	7,242	188,147
Cheniere Energy, Inc.*	4,045	187,162
Enbridge, Inc.	4,254	124,217
Targa Resources Corp.	8,099	113,629
TC Energy Corp.	2,704	113,622
Equitrans Midstream Corp.	12,560	106,258
Plains GP Holdings, LP — Class A*	9,210	56,089
Total Pipelines		1,439,769

Oil & Gas Services - 11.8%
Schlumberger Ltd.	15,562	242,145
Baker Hughes Co.	14,929	198,406
Halliburton Co.	14,129	170,255
TechnipFMC plc	16,410	103,547
National Oilwell Varco, Inc.	10,452	94,695
Core Laboratories N.V.	5,910	90,187
ChampionX Corp.*	8,389	67,028
Total Oil & Gas Services		966,263

Transportation - 1.7%
Scorpio Tankers, Inc.	8,380	92,767
Golar LNG Ltd.*	8,392	50,813
Total Transportation		143,580

Metal Fabricate & Hardware - 1.2%
Tenaris S.A. ADR	9,833	96,855

Energy-Alternate Sources - 1.1%
Renewable Energy Group, Inc.*	1,650	88,143

Total Common Stocks
(Cost $7,230,646)		8,175,288

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$34,521	34,521
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	14,369	14,369
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	13,076	13,076
Total Repurchase Agreements
(Cost $61,966)		61,966

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	110,686	110,686
Total Securities Lending Collateral
(Cost $110,686)		110,686

Total Investments - 101.9%
(Cost $7,403,298)		$8,347,940
Other Assets & Liabilities, net - (1.9)%		(151,788)
Total Net Assets - 100.0%		$8,196,152

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
ENERGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,175,288	$—	$—	$8,175,288
Repurchase Agreements	—	61,966	—	61,966
Securities Lending Collateral	110,686	—	—	110,686
Total Assets	$8,285,974	$61,966	$—	$8,347,940

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $106,731 of securities loaned (cost $7,341,332)	$8,285,974
Repurchase agreements, at value (cost $61,966)	61,966
Receivables:
Securities sold	674,166
Dividends	15,935
Fund shares sold	14,620
Securities lending income	275
Total assets	9,052,936

Liabilities:
Payable for:
Fund shares redeemed	719,906
Return of securities lending collateral	110,686
Management fees	7,143
Transfer agent and administrative fees	2,260
Distribution and service fees	894
Portfolio accounting fees	841
Trustees’ fees*	219
Miscellaneous	14,835
Total liabilities	856,784
Commitments and contingent liabilities (Note 10)	—
Net assets	$8,196,152

Net assets consist of:
Paid in capital	$40,020,830
Total distributable earnings (loss)	(31,824,678)
Net assets	$8,196,152

Investor Class:
Net assets	$6,017,433
Capital shares outstanding	65,993
Net asset value per share	$91.18

A-Class:
Net assets	$1,128,151
Capital shares outstanding	13,322
Net asset value per share	$84.68
Maximum offering price per share (Net asset value divided by 95.25%)	$88.90

C-Class:
Net assets	$438,921
Capital shares outstanding	5,967
Net asset value per share	$73.56

H-Class:
Net assets	$611,647
Capital shares outstanding	7,458
Net asset value per share	$82.01

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $2,643)	$338,773
Interest	15
Income from securities lending, net	4,981
Total investment income	343,769

Expenses:
Management fees	58,763
Distribution and service fees:
A-Class	2,414
C-Class	2,977
H-Class	1,042
Transfer agent and administrative fees	19,507
Registration fees	7,610
Portfolio accounting fees	6,915
Professional fees	4,763
Custodian fees	967
Trustees’ fees*	332
Line of credit fees	66
Miscellaneous	3,517
Total expenses	108,873
Net investment income	234,896

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(890,283)
Net realized loss	(890,283)
Net change in unrealized appreciation (depreciation) on:
Investments	529,763
Net change in unrealized appreciation (depreciation)	529,763
Net realized and unrealized loss	(360,520)
Net decrease in net assets resulting from operations	$(125,624)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$234,896	$283,748
Net realized loss on investments	(890,283)	(9,339,262)
Net change in unrealized appreciation (depreciation) on investments	529,763	(1,785,606)
Net decrease in net assets resulting from operations	(125,624)	(10,841,120)

Distributions to shareholders:
Investor Class	—	(106,562)
A-Class	—	(19,401)
C-Class	—	(9,575)
H-Class	—	(13,058)
Total distributions to shareholders	—	(148,596)

Capital share transactions:
Proceeds from sale of shares
Investor Class	72,023,264	47,410,108
A-Class	996,505	1,055,200
C-Class	356,695	1,008,571
H-Class	2,010,877	36,112,670
Distributions reinvested
Investor Class	—	104,747
A-Class	—	18,695
C-Class	—	9,210
H-Class	—	12,847
Cost of shares redeemed
Investor Class	(69,812,666)	(51,362,661)
A-Class	(1,028,348)	(1,906,514)
C-Class	(394,910)	(1,541,437)
H-Class	(2,109,632)	(35,653,612)
Net increase (decrease) from capital share transactions	2,041,785	(4,732,176)
Net increase (decrease) in net assets	1,916,161	(15,721,892)

Net assets:
Beginning of period	6,279,991	22,001,883
End of period	$8,196,152	$6,279,991

Capital share activity:*
Shares sold
Investor Class	651,902	348,926
A-Class	11,039	6,242
C-Class	4,089	7,317
H-Class	21,753	224,119
Shares issued from reinvestment of distributions
Investor Class	—	603
A-Class	—	116
C-Class	—	65
H-Class	—	82
Shares redeemed
Investor Class	(637,488)	(377,221)
A-Class	(10,679)	(11,099)
C-Class	(4,648)	(10,633)
H-Class	(23,072)	(219,893)
Net increase (decrease) in shares	12,896	(31,376)

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:3 reverse share split effective August 10, 2020 (Unaudited) — See Note 9.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a,e]	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]	Year Ended March 31, 2016[e,f]
Per Share Data
Net asset value, beginning of period	$81.74	$204.01	$223.24	$236.20	$199.82	$278.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	2.91	1.05	1.83	1.20	3.36
Net gain (loss) on investments (realized and unrealized)	8.66 [d]	(123.74)	(18.87)	(13.11)	36.74	(79.11)
Total from investment operations	9.44	(120.83)	(17.82)	(11.28)	37.94	(75.75)
Less distributions from:
Net investment income	—	(1.44)	(1.41)	(1.68)	(1.56)	(1.56)
Net realized gains	—	—	—	—	—	(1.80)
Total distributions	—	(1.44)	(1.41)	(1.68)	(1.56)	(3.36)
Net asset value, end of period	$91.18	$81.74	$204.01	$223.24	$236.20	$199.82

Total Return	11.55%	(59.61%)	(7.94%)	(4.78%)	18.99%	(27.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,017	$4,216	$16,172	$37,253	$24,284	$22,216
Ratios to average net assets:
Net investment income (loss)	3.58%	1.65%	0.46%	0.82%	0.52%	1.38%
Total expenses	1.48%	1.48%	1.46%	1.37%	1.37%	1.35%
Portfolio turnover rate	542%	428%	525%	954%	996%	595%

A-Class	Six Months Ended September 30, 2020[a,e]	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]	Year Ended March 31, 2016[e,f]
Per Share Data
Net asset value, beginning of period	$76.01	$190.30	$208.85	$221.57	$188.00	$263.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	2.46	.63	1.62	.69	2.28
Net gain (loss) on investments (realized and unrealized)	8.07 [d]	(115.31)	(17.77)	(12.66)	34.44	(74.21)
Total from investment operations	8.67	(112.85)	(17.14)	(11.04)	35.13	(71.93)
Less distributions from:
Net investment income	—	(1.44)	(1.41)	(1.68)	(1.56)	(1.56)
Net realized gains	—	—	—	—	—	(1.80)
Total distributions	—	(1.44)	(1.41)	(1.68)	(1.56)	(3.36)
Net asset value, end of period	$84.68	$76.01	$190.30	$208.85	$221.57	$188.00

Total Return[c]	11.41%	(59.69%)	(8.16%)	(4.99%)	18.65%	(27.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,128	$985	$3,369	$3,111	$4,980	$6,274
Ratios to average net assets:
Net investment income (loss)	2.98%	1.50%	0.33%	0.78%	0.31%	1.02%
Total expenses	1.74%	1.73%	1.71%	1.63%	1.62%	1.60%
Portfolio turnover rate	542%	428%	525%	954%	996%	595%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a,e]	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]	Year Ended March 31, 2016[e,f]
Per Share Data
Net asset value, beginning of period	$66.27	$167.39	$185.28	$198.29	$169.64	$239.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	1.08	(1.08)	(.03)	(.87)	.24
Net gain (loss) on investments (realized and unrealized)	6.92 [d]	(100.76)	(15.40)	(11.30)	31.08	(67.04)
Total from investment operations	7.29	(99.68)	(16.48)	(11.33)	30.21	(66.80)
Less distributions from:
Net investment income	—	(1.44)	(1.41)	(1.68)	(1.56)	(1.56)
Net realized gains	—	—	—	—	—	(1.80)
Total distributions	—	(1.44)	(1.41)	(1.68)	(1.56)	(3.36)
Net asset value, end of period	$73.56	$66.27	$167.39	$185.28	$198.29	$169.64

Total Return[c]	11.00%	(60.01%)	(8.83%)	(5.73%)	17.76%	(28.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$439	$432	$1,637	$3,721	$4,331	$4,198
Ratios to average net assets:
Net investment income (loss)	2.10%	0.76%	(0.56%)	(0.02%)	(0.45%)	0.15%
Total expenses	2.49%	2.48%	2.45%	2.38%	2.37%	2.35%
Portfolio turnover rate	542%	428%	525%	954%	996%	595%

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a,e]	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]	Year Ended March 31, 2017[e,f]	Year Ended March 31, 2016[e,f,g]
Per Share Data
Net asset value, beginning of period	$73.61	$184.50	$202.54	$215.03	$182.69	$256.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.92	1.20	2.97	.06	1.20
Net gain (loss) on investments (realized and unrealized)	7.79 [d]	(111.37)	(17.83)	(13.78)	33.84	(71.23)
Total from investment operations	8.40	(109.45)	(16.63)	(10.81)	33.90	(70.03)
Less distributions from:
Net investment income	—	(1.44)	(1.41)	(1.68)	(1.56)	(1.56)
Net realized gains	—	—	—	—	—	(1.80)
Total distributions	—	(1.44)	(1.41)	(1.68)	(1.56)	(3.36)
Net asset value, end of period	$82.01	$73.61	$184.50	$202.54	$215.03	$182.69

Total Return	11.41%	(59.73%)	(8.16%)	(5.03%)	18.57%	(27.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612	$646	$824	$1,480	$2,556	$2,795
Ratios to average net assets:
Net investment income (loss)	3.02%	1.25%	0.54%	1.50%	0.03%	0.55%
Total expenses	1.74%	1.72%	1.70%	1.63%	1.63%	1.70%
Portfolio turnover rate	542%	428%	525%	954%	996%	595%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 10, 2020 — See Note 9.
[f]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.
[g]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	14.0%
Baker Hughes Co.	11.5%
Halliburton Co.	9.8%
National Oilwell Varco, Inc.	5.5%
Helmerich & Payne, Inc.	4.5%
Cactus, Inc. — Class A	4.5%
TechnipFMC plc	4.3%
ChampionX Corp.	4.2%
Dril-Quip, Inc.	3.5%
Liberty Oilfield Services, Inc. — Class A	3.3%
Top Ten Total	65.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	24.11%	(53.57%)	(26.03%)	(17.12%)
A-Class Shares	23.97%	(53.69%)	(26.21%)	(17.32%)
A-Class Shares with sales charge‡	18.08%	(55.90%)	(26.93%)	(17.73%)
C-Class Shares	23.50%	(54.05%)	(26.76%)	(17.94%)
C-Class Shares with CDSC§	22.50%	(54.51%)	(26.76%)	(17.94%)
H-Class Shares**	23.96%	(53.70%)	(26.21%)	(17.43%)
S&P 500 Energy Index	4.77%	(45.24%)	(9.70%)	(3.16%)
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Oil & Gas Services - 74.4%
Schlumberger Ltd.	28,358	$441,251
Baker Hughes Co.	27,193	361,395
Halliburton Co.	25,745	310,227
National Oilwell Varco, Inc.	19,046	172,557
TechnipFMC plc	21,699	136,921
ChampionX Corp.*	16,731	133,681
Dril-Quip, Inc.*	4,450	110,182
Liberty Oilfield Services, Inc. — Class A	13,065	104,389
Archrock, Inc.	19,334	104,017
DMC Global, Inc.	2,516	82,877
RPC, Inc.*	31,119	82,154
Core Laboratories N.V.	5,351	81,656
Oceaneering International, Inc.*	18,797	66,165
Solaris Oilfield Infrastructure, Inc. — Class A	9,725	61,657
Matrix Service Co.*	6,647	55,502
Oil States International, Inc.*	15,919	43,459
Total Oil & Gas Services		2,348,090

Oil & Gas - 10.8%
Helmerich & Payne, Inc.	9,739	142,676
Patterson-UTI Energy, Inc.	28,106	80,102
ProPetro Holding Corp.*	17,249	70,031
Nabors Industries Ltd.[1]	1,925	47,047
Total Oil & Gas		339,856

Transportation - 6.9%
SEACOR Holdings, Inc.*	3,148	91,544
Bristow Group, Inc.*	3,407	72,399
Tidewater, Inc.*	8,160	54,753
Total Transportation		218,696

Machinery-Diversified - 4.5%
Cactus, Inc. — Class A	7,360	141,238

Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	9,602	94,580

Total Common Stocks
(Cost $2,777,413)		3,142,460

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$9,943	9,943
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	4,138	4,138
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	3,766	3,766
Total Repurchase Agreements
(Cost $17,847)		17,847

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	36,205	36,205
Total Securities Lending Collateral
(Cost $36,205)		36,205

Total Investments - 101.3%
(Cost $2,831,465)		$3,196,512
Other Assets & Liabilities, net - (1.3)%		(41,942)
Total Net Assets - 100.0%		$3,154,570

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,142,460	$—	$—	$3,142,460
Repurchase Agreements	—	17,847	—	17,847
Securities Lending Collateral	36,205	—	—	36,205
Total Assets	$3,178,665	$17,847	$—	$3,196,512

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $34,363 of securities loaned (cost $2,813,618)	$3,178,665
Repurchase agreements, at value (cost $17,847)	17,847
Receivables:
Securities sold	680,946
Fund shares sold	5,002
Dividends	3,512
Securities lending income	27
Total assets	3,885,999

Liabilities:
Payable for:
Fund shares redeemed	686,727
Return of securities lending collateral	36,205
Management fees	2,555
Transfer agent and administrative fees	808
Distribution and service fees	423
Portfolio accounting fees	301
Trustees’ fees*	64
Miscellaneous	4,346
Total liabilities	731,429
Commitments and contingent liabilities (Note 10)	—
Net assets	$3,154,570

Net assets consist of:
Paid in capital	$40,279,098
Total distributable earnings (loss)	(37,124,528)
Net assets	$3,154,570

Investor Class:
Net assets	$1,988,118
Capital shares outstanding	21,217
Net asset value per share	$93.70

A-Class:
Net assets	$394,198
Capital shares outstanding	4,510
Net asset value per share	$87.41
Maximum offering price per share (Net asset value divided by 95.25%)	$91.77

C-Class:
Net assets	$225,117
Capital shares outstanding	2,936
Net asset value per share	$76.67

H-Class:
Net assets	$547,137
Capital shares outstanding	6,456
Net asset value per share	$84.75

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $18)	$38,524
Interest	6
Income from securities lending, net	564
Total investment income	39,094

Expenses:
Management fees	15,590
Distribution and service fees:
A-Class	477
C-Class	1,320
H-Class	951
Transfer agent and administrative fees	5,216
Portfolio accounting fees	1,835
Professional fees	1,372
Trustees’ fees*	443
Custodian fees	265
Line of credit fees	15
Miscellaneous	2,512
Total expenses	29,996
Net investment income	9,098

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,877,818)
Net realized loss	(1,877,818)
Net change in unrealized appreciation (depreciation) on:
Investments	2,443,297
Net change in unrealized appreciation (depreciation)	2,443,297
Net realized and unrealized gain	565,479
Net increase in net assets resulting from operations	$574,577

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,098	$84,822
Net realized loss on investments	(1,877,818)	(4,960,531)
Net change in unrealized appreciation (depreciation) on investments	2,443,297	(3,553,608)
Net increase (decrease) in net assets resulting from operations	574,577	(8,429,317)

Distributions to shareholders:
Investor Class	—	(5,823)
A-Class	—	(749)
C-Class	—	(806)
H-Class	—	(856)
Total distributions to shareholders	—	(8,234)

Capital share transactions:
Proceeds from sale of shares
Investor Class	12,123,176	46,095,104
A-Class	588,747	603,109
C-Class	321,379	778,132
H-Class	1,931,266	42,129,255
Distributions reinvested
Investor Class	—	5,544
A-Class	—	737
C-Class	—	805
H-Class	—	848
Cost of shares redeemed
Investor Class	(11,863,464)	(45,009,881)
A-Class	(418,971)	(691,018)
C-Class	(326,701)	(885,394)
H-Class	(2,188,896)	(47,122,584)
Net increase (decrease) from capital share transactions	166,536	(4,095,343)
Net increase (decrease) in net assets	741,113	(12,532,894)

Net assets:
Beginning of period	2,413,457	14,946,351
End of period	$3,154,570	$2,413,457

Capital share activity:*
Shares sold
Investor Class	115,775	206,211
A-Class	6,070	2,697
C-Class	3,728	4,369
H-Class	20,592	205,860
Shares issued from reinvestment of distributions
Investor Class	—	27
A-Class	—	4
C-Class	—	5
H-Class	—	5
Shares redeemed
Investor Class	(114,458)	(210,793)
A-Class	(4,270)	(3,133)
C-Class	(3,891)	(4,800)
H-Class	(21,852)	(223,182)
Net increase (decrease) in shares	1,694	(22,730)

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:15 reverse share split effective August 10, 2020 (Unaudited) — See Note 9.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a,d]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$75.50	$281.99	$378.02	$438.58	$426.14	$590.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	2.40	.15	8.85 [e]	.15	4.35
Net gain (loss) on investments (realized and unrealized)	18.17	(208.59)	(92.88)	(110.66)	61.04	(163.52)
Total from investment operations	18.20	(206.19)	(92.73)	(101.81)	61.19	(159.17)
Less distributions from:
Net investment income	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Total distributions	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Net asset value, end of period	$93.70	$75.50	$281.99	$378.02	$483.58	$426.14

Total Return	24.11%	(73.21%)	(24.43%)	(21.11%)	14.38%	(27.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,988	$1,502	$6,896	$8,181	$11,757	$9,521
Ratios to average net assets:
Net investment income (loss)	0.61%	1.11%	0.06%	2.19%[f]	0.03%	0.83%
Total expenses	1.48%	1.48%	1.46%	1.38%	1.38%	1.35%
Portfolio turnover rate	314%	810%	1,453%	1,824%	1,830%	1,241%

A-Class	Six Months Ended September 30, 2020[a],d	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$70.51	$264.03	$355.19	$455.88	$402.86	$559.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	1.95	1.80	9.00 [e]	(2.10)	3.60
Net gain (loss) on investments (realized and unrealized)	16.87	(195.17)	(89.66)	(105.94)	58.87	(155.51)
Total from investment operations	16.90	(193.22)	(87.86)	(96.94)	56.77	(151.91)
Less distributions from:
Net investment income	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Total distributions	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Net asset value, end of period	$87.41	$70.51	$264.03	$355.19	$455.88	$402.86

Total Return[c]	23.97%	(73.26%)	(24.65%)	(21.31%)	14.09%	(27.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$394	$191	$829	$811	$1,295	$2,849
Ratios to average net assets:
Net investment income (loss)	0.54%	0.94%	0.60%	2.37%[f]	(0.47%)	0.73%
Total expenses	1.73%	1.73%	1.73%	1.63%	1.62%	1.59%
Portfolio turnover rate	314%	810%	1,453%	1,824%	1,830%	1,241%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a,d]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$62.08	$234.26	$317.99	$411.65	$366.84	$514.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.30	(2.55)	5.70 [e]	(4.95)	(.75)
Net gain (loss) on investments (realized and unrealized)	14.60	(172.18)	(77.88)	(95.61)	53.51	(141.51)
Total from investment operations	14.59	(171.88)	(80.43)	(89.91)	48.56	(142.26)
Less distributions from:
Net investment income	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Total distributions	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Net asset value, end of period	$76.67	$62.08	$234.26	$317.99	$411.65	$366.84

Total Return[c]	23.50%	(73.46%)	25.17%	(21.89%)	13.22%	(27.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$225	$192	$826	$1,836	$3,258	$2,544
Ratios to average net assets:
Net investment income (loss)	(0.34%)	0.20%	(0.84%)	1.66%[f]	(1.23%)	(0.16%)
Total expenses	2.49%	2.48%	2.45%	2.38%	2.37%	2.35%
Portfolio turnover rate	314%	810%	1,453%	1,824%	1,830%	1,241%

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a,d]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$68.37	$255.45	$343.95	$442.11	$391.01	$544.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	1.65	.45	2.85 [e]	(1.20)	.75
Net gain (loss) on investments (realized and unrealized)	16.36	(188.43)	(85.65)	(97.26)	56.05	(148.91)
Total from investment operations	16.38	(186.78)	(85.20)	(94.41)	54.85	(148.16)
Less distributions from:
Net investment income	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Total distributions	—	(.30)	(3.30)	(3.75)	(3.75)	(5.10)
Net asset value, end of period	$84.75	$68.37	$255.45	$343.95	$442.11	$391.01

Total Return	23.96%	(73.19%)	(24.67%)	(21.40%)	14.02%	(27.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547	$528	$6,395	$15,754	$4,193	$1,700
Ratios to average net assets:
Net investment income (loss)	0.44%	0.77%	0.15%	0.76%[f]	(0.29%)	0.15%
Total expenses	1.75%	1.72%	1.70%	1.63%	1.62%	1.67%
Portfolio turnover rate	314%	810%	1,453%	1,824%	1,830%	1,241%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020 — See Note 9.
[e]

Net investments income per share includes $0.54, $0.50, $0.45, and $0.50 for Investor Class, A-Class, C-Class, and H-Class, respectively resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.

[f]	Net investment income to average net assets includes 1.99% from Investor Class, A-Class, C-Class, and H-Class, resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 1998

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.3%
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.1%
American Tower Corp. — Class A	1.5%
Wells Fargo & Co.	1.4%
BlackRock, Inc. — Class A	1.4%
S&P Global, Inc.	1.4%
Citigroup, Inc.	1.4%
Goldman Sachs Group, Inc.	1.3%
American Express Co.	1.3%
Top Ten Total	17.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	18.43%	(12.40%)	5.43%	7.19%
A-Class Shares	18.30%	(12.62%)	5.17%	6.92%
A-Class Shares with sales charge‡	12.68%	(16.78%)	4.15%	6.40%
C-Class Shares	17.83%	(13.27%)	4.39%	6.14%
C-Class Shares with CDSC§	16.83%	(14.13%)	4.39%	6.14%
H-Class Shares**	18.29%	(12.63%)	5.16%	6.80%
S&P 500 Financials Index	17.19%	(11.87%)	7.82%	9.69%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 29.6%
American Tower Corp. — Class A	751	$181,539
Prologis, Inc.	1,488	149,723
Crown Castle International Corp.	890	148,185
Equinix, Inc.	185	140,624
Digital Realty Trust, Inc.	759	111,391
Public Storage	491	109,356
SBA Communications Corp.	336	107,009
Sun Communities, Inc.	711	99,974
Welltower, Inc.	1,503	82,800
Weyerhaeuser Co.	2,812	80,198
Realty Income Corp.	1,291	78,428
AvalonBay Communities, Inc.	523	78,105
Alexandria Real Estate Equities, Inc.	484	77,440
Simon Property Group, Inc.	1,155	74,705
Equity Residential	1,430	73,402
Invitation Homes, Inc.	2,444	68,408
Ventas, Inc.	1,618	67,891
Healthpeak Properties, Inc.	2,430	65,974
Duke Realty Corp.	1,760	64,944
Extra Space Storage, Inc.	594	63,552
Mid-America Apartment Communities, Inc.	543	62,961
Essex Property Trust, Inc.	309	62,044
VICI Properties, Inc.	2,594	60,622
Boston Properties, Inc.	735	59,020
WP Carey, Inc.	892	58,123
Equity LifeStyle Properties, Inc.	930	57,009
Medical Properties Trust, Inc.	3,065	54,036
UDR, Inc.	1,604	52,306
American Homes 4 Rent — Class A	1,835	52,261
Camden Property Trust	569	50,630
Gaming and Leisure Properties, Inc.	1,347	49,747
CyrusOne, Inc.	686	48,041
Americold Realty Trust	1,323	47,297
Host Hotels & Resorts, Inc.	4,381	47,271
AGNC Investment Corp.	3,385	47,085
Iron Mountain, Inc.	1,752	46,936
STORE Capital Corp.	1,621	44,464
Omega Healthcare Investors, Inc.	1,452	43,473
CubeSmart	1,341	43,328
Lamar Advertising Co. — Class A	649	42,944
Regency Centers Corp.	1,119	42,544
Vornado Realty Trust	1,245	41,969
Kilroy Realty Corp.	792	41,152
National Retail Properties, Inc.	1,179	40,687
Federal Realty Investment Trust	520	38,189
Apartment Investment and Management Co. — Class A	1,125	37,935
STAG Industrial, Inc.	1,210	36,893
Kimco Realty Corp.	3,206	36,100
Douglas Emmett, Inc.	1,430	35,893
Cousins Properties, Inc.	1,228	35,109
SL Green Realty Corp.[1]	662	30,697
Brixmor Property Group, Inc.	2,614	30,558
Sabra Health Care REIT, Inc.	1,989	27,418
Park Hotels & Resorts, Inc.	2,551	25,484
Taubman Centers, Inc.	720	23,969
Macerich Co.[1]	2,397	16,276
Total REITs		3,494,119

Banks - 24.8%
JPMorgan Chase & Co.	3,096	298,052
Bank of America Corp.	10,287	247,814
Wells Fargo & Co.	7,172	168,614
Citigroup, Inc.	3,764	162,266
Goldman Sachs Group, Inc.	764	153,541
Morgan Stanley	3,131	151,384
U.S. Bancorp	3,502	125,547
Truist Financial Corp.	3,281	124,842
PNC Financial Services Group, Inc.	1,080	118,703
Bank of New York Mellon Corp.	2,759	94,744
State Street Corp.	1,323	78,493
First Republic Bank	701	76,451
Northern Trust Corp.	872	67,990
Fifth Third Bancorp	3,174	67,670
HDFC Bank Ltd. ADR*	1,299	64,898
SVB Financial Group*	254	61,117
HSBC Holdings plc ADR	3,067	60,052
ICICI Bank Ltd. ADR*	6,078	59,747
KeyCorp	4,867	58,063
Toronto-Dominion Bank	1,244	57,522
Regions Financial Corp.	4,962	57,212
M&T Bank Corp.	618	56,912
Citizens Financial Group, Inc.	2,191	55,388
Popular, Inc.	1,477	53,571
Huntington Bancshares, Inc.	5,672	52,012
Commerce Bancshares, Inc.	769	43,287
First Horizon National Corp.	4,188	39,493
Comerica, Inc.	1,025	39,206
Zions Bancorp North America	1,264	36,934
East West Bancorp, Inc.	1,119	36,636
Signature Bank	429	35,603
TCF Financial Corp.	1,359	31,746
Synovus Financial Corp.	1,411	29,871
Wintrust Financial Corp.	644	25,792
PacWest Bancorp	1,421	24,271
Texas Capital Bancshares, Inc.*	694	21,604
Total Banks		2,937,048

Insurance - 22.2%
Berkshire Hathaway, Inc. — Class B*	1,835	390,745
Marsh & McLennan Companies, Inc.	1,137	130,414
Progressive Corp.	1,357	128,467
Aon plc — Class A	593	122,336
Chubb Ltd.	993	115,307
Willis Towers Watson plc	491	102,531
Allstate Corp.	1,033	97,247
MetLife, Inc.	2,599	96,605
Travelers Companies, Inc.	830	89,798
Aflac, Inc.	2,394	87,022
American International Group, Inc.	3,091	85,095
Prudential Financial, Inc.	1,332	84,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
FINANCIAL SERVICES FUND

	Shares	Value
Arthur J Gallagher & Co.	738	$77,918
Arch Capital Group Ltd.*	2,257	66,017
Fidelity National Financial, Inc.	2,077	65,031
Hartford Financial Services Group, Inc.	1,715	63,215
Brown & Brown, Inc.	1,384	62,654
Cincinnati Financial Corp.	794	61,908
Everest Re Group Ltd.	300	59,262
Markel Corp.*	60	58,422
Principal Financial Group, Inc.	1,435	57,787
RenaissanceRe Holdings Ltd.	340	57,712
Erie Indemnity Co. — Class A	268	56,355
Athene Holding Ltd. — Class A*	1,593	54,289
Loews Corp.	1,522	52,889
Equitable Holdings, Inc.	2,686	48,993
Assurant, Inc.	381	46,219
Voya Financial, Inc.	896	42,945
Reinsurance Group of America, Inc. — Class A	450	42,835
Lincoln National Corp.	1,343	42,076
Unum Group	1,831	30,816
Brighthouse Financial, Inc.*	1,005	27,045
eHealth, Inc.*	314	24,806
Total Insurance		2,629,370

Diversified Financial Services - 12.9%
BlackRock, Inc. — Class A	296	166,811
American Express Co.	1,530	153,383
CME Group, Inc. — Class A	798	133,513
Intercontinental Exchange, Inc.	1,284	128,464
Charles Schwab Corp.	3,285	119,016
Capital One Financial Corp.	1,361	97,801
T. Rowe Price Group, Inc.	735	94,242
Nasdaq, Inc.	634	77,798
Ameriprise Financial, Inc.	477	73,510
Discover Financial Services	1,245	71,936
Synchrony Financial	2,539	66,446
Raymond James Financial, Inc.	757	55,079
Franklin Resources, Inc.	2,696	54,864
Cboe Global Markets, Inc.	618	54,223
Ally Financial, Inc.	2,062	51,694
SEI Investments Co.	944	47,880
LPL Financial Holdings, Inc.	552	42,322
Invesco Ltd.	3,507	40,015
Total Diversified Financial Services		1,528,997

Private Equity - 3.5%
Blackstone Group, Inc. — Class A	2,665	139,113
KKR & Company, Inc. — Class A	2,714	93,199
Apollo Global Management, Inc.	1,731	77,462
Brookfield Asset Management, Inc. — Class A	1,698	56,136
Carlyle Group, Inc.	2,090	51,560
Total Private Equity		417,470

Commercial Services - 3.2%
S&P Global, Inc.	454	163,713
Moody’s Corp.	449	130,143
MarketAxess Holdings, Inc.	165	79,462
Total Commercial Services		373,318

Internet - 1.2%
TD Ameritrade Holding Corp.	2,069	81,001
E*TRADE Financial Corp.	1,147	57,408
Total Internet		138,409

Software - 0.8%
MSCI, Inc. — Class A	271	96,687

Savings & Loans - 0.6%
People’s United Financial, Inc.	3,479	35,869
New York Community Bancorp, Inc.	3,944	32,617
Total Savings & Loans		68,486

Media - 0.5%
FactSet Research Systems, Inc.	186	62,287

Total Common Stocks
(Cost $8,845,112)		11,746,191

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$63,750	63,750
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	26,534	26,534
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	24,146	24,146
Total Repurchase Agreements
(Cost $114,430)		114,430

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	36,588	36,588
Total Securities Lending Collateral
(Cost $36,588)		36,588

Total Investments - 100.6%
(Cost $8,996,130)		$11,897,209
Other Assets & Liabilities, net - (0.6)%		(72,575)
Total Net Assets - 100.0%		$11,824,634

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,746,191	$—	$—	$11,746,191
Repurchase Agreements	—	114,430	—	114,430
Securities Lending Collateral	36,588	—	—	36,588
Total Assets	$11,782,779	$114,430	$—	$11,897,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $35,201 of securities loaned (cost $8,881,700)	$11,782,779
Repurchase agreements, at value (cost $114,430)	114,430
Cash	364
Receivables:
Dividends	26,254
Fund shares sold	5,470
Foreign tax reclaims	299
Securities lending income	56
Total assets	11,929,652

Liabilities:
Payable for:
Return of securities lending collateral	36,588
Fund shares redeemed	34,414
Management fees	10,015
Transfer agent and administrative fees	3,169
Distribution and service fees	2,101
Portfolio accounting fees	1,179
Trustees’ fees*	255
Miscellaneous	17,297
Total liabilities	105,018
Commitments and contingent liabilities (Note 10)	—
Net assets	$11,824,634

Net assets consist of:
Paid in capital	$10,782,320
Total distributable earnings (loss)	1,042,314
Net assets	$11,824,634

Investor Class:
Net assets	$3,330,663
Capital shares outstanding	51,316
Net asset value per share	$64.90

A-Class:
Net assets	$7,609,137
Capital shares outstanding	125,870
Net asset value per share	$60.45
Maximum offering price per share (Net asset value divided by 95.25%)	$63.46

C-Class:
Net assets	$503,213
Capital shares outstanding	9,577
Net asset value per share	$52.54

H-Class:
Net assets	$381,621
Capital shares outstanding	6,513
Net asset value per share	$58.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $380)	$199,291
Interest	23
Income from securities lending, net	334
Total investment income	199,648

Expenses:
Management fees	61,457
Distribution and service fees:
A-Class	9,037
C-Class	2,683
H-Class	553
Transfer agent and administrative fees	20,535
Registration fees	7,959
Portfolio accounting fees	7,232
Professional fees	5,186
Custodian fees	1,038
Trustees’ fees*	354
Line of credit fees	22
Miscellaneous	3,188
Total expenses	119,244
Net investment income	80,404

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(729,523)
Net realized loss	(729,523)
Net change in unrealized appreciation (depreciation) on:
Investments	2,323,651
Net change in unrealized appreciation (depreciation)	2,323,651
Net realized and unrealized gain	1,594,128
Net increase in net assets resulting from operations	$1,674,532

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$80,404	$224,910
Net realized gain (loss) on investments	(729,523)	967,033
Net change in unrealized appreciation (depreciation) on investments	2,323,651	(3,396,384)
Net increase (decrease) in net assets resulting from operations	1,674,532	(2,204,441)

Distributions to shareholders:
Investor Class	—	(64,630)
A-Class	—	(36,597)
C-Class	—	(5,315)
H-Class	—	(8,748)
Total distributions to shareholders	—	(115,290)

Capital share transactions:
Proceeds from sale of shares
Investor Class	22,546,434	49,827,414
A-Class	1,141,055	4,186,426
C-Class	642,669	1,741,582
H-Class	150,320	18,267,949
Distributions reinvested
Investor Class	—	63,368
A-Class	—	36,296
C-Class	—	5,268
H-Class	—	8,748
Cost of shares redeemed
Investor Class	(22,581,861)	(51,288,443)
A-Class	(394,504)	(4,716,834)
C-Class	(864,557)	(1,914,065)
H-Class	(451,669)	(19,106,628)
Net increase (decrease) from capital share transactions	187,887	(2,888,919)
Net increase (decrease) in net assets	1,862,419	(5,208,650)

Net assets:
Beginning of period	9,962,215	15,170,865
End of period	$11,824,634	$9,962,215

Capital share activity:
Shares sold
Investor Class	349,790	673,773
A-Class	20,250	61,997
C-Class	12,613	28,914
H-Class	2,677	274,440
Shares issued from reinvestment of distributions
Investor Class	—	821
A-Class	—	504
C-Class	—	84
H-Class	—	125
Shares redeemed
Investor Class	(352,640)	(692,918)
A-Class	(6,797)	(68,450)
C-Class	(17,346)	(32,121)
H-Class	(8,498)	(288,019)
Net increase (decrease) in shares	49	(40,850)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$54.80	$68.68	$72.17	$65.14	$53.90	$57.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.83	.53	.61	.55	.77
Net gain (loss) on investments (realized and unrealized)	9.71	(14.39)	(.86)[g]	6.79	11.14	(4.19)
Total from investment operations	10.10	(13.56)	(.33)	7.40	11.69	(3.42)
Less distributions from:
Net investment income	—	(.32)	(.89)	(.37)	(.45)	(.30)
Net realized gains	—	—	(2.27)	—	—	(.16)
Total distributions	—	(.32)	(3.16)	(.37)	(.45)	(.46)
Net asset value, end of period	$64.90	$54.80	$68.68	$72.17	$65.14	$53.90

Total Return	18.43%	(19.88%)	(0.14%)	11.37%	21.72%	(5.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,331	$2,968	$4,978	$25,183	$39,214	$15,110
Ratios to average net assets:
Net investment income (loss)	1.22%	1.12%	0.74%	0.89%	0.90%	1.36%
Total expenses	1.47%	1.48%	1.45%	1.38%	1.38%	1.34%
Portfolio turnover rate	150%	249%	410%	347%	389%	268%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$51.10	$64.22	$67.88	$61.44	$51.00	$54.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.54	.37	.53	.41	.46
Net gain (loss) on investments (realized and unrealized)	9.03	(13.34)	(.87)[g]	6.28	10.48	(3.83)
Total from investment operations	9.35	(12.80)	(.50)	6.81	10.89	(3.37)
Less distributions from:
Net investment income	—	(.32)	(.89)	(.37)	(.45)	(.30)
Net realized gains	—	—	(2.27)	—	—	(.16)
Total distributions	—	(.32)	(3.16)	(.37)	(.45)	(.46)
Net asset value, end of period	$60.45	$51.10	$64.22	$67.88	$61.44	$51.00

Total Return[c]	18.30%	(20.07%)	(0.41%)	11.08%	21.42%	(6.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,609	$5,745	$7,602	$8,293	$1,834	$1,039
Ratios to average net assets:
Net investment income (loss)	1.09%	0.78%	0.55%	0.81%	0.73%	0.87%
Total expenses	1.74%	1.72%	1.71%	1.63%	1.62%	1.60%
Portfolio turnover rate	150%	249%	410%	347%	389%	268%

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$44.59	$56.49	$60.56	$55.26	$46.24	$50.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.01	(.16)	— [f]	(.07)	.11
Net gain (loss) on investments (realized and unrealized)	7.88	(11.59)	(.75)[g]	5.67	9.54	(3.55)
Total from investment operations	7.95	(11.58)	(.91)	5.67	9.47	(3.44)
Less distributions from:
Net investment income	—	(.32)	(.89)	(.37)	(.45)	(.30)
Net realized gains	—	—	(2.27)	—	—	(.16)
Total distributions	—	(.32)	(3.16)	(.37)	(.45)	(.46)
Net asset value, end of period	$52.54	$44.59	$56.49	$60.56	$55.26	$46.24

Total Return[c]	17.83%	(20.66%)	(1.15%)	10.27%	20.51%	(6.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$503	$638	$985	$2,218	$2,270	$1,065
Ratios to average net assets:
Net investment income (loss)	0.28%	0.02%	(0.27%)	— [h]	(0.13%)	0.22%
Total expenses	2.49%	2.47%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	150%	249%	410%	347%	389%	268%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[d,e]
Per Share Data
Net asset value, beginning of period	$49.53	$62.26	$65.93	$59.67	$49.53	$53.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.54	.03	.46	.33	.43
Net gain (loss) on investments (realized and unrealized)	8.77	(12.95)	(.54)[g]	6.17	10.26	(3.74)
Total from investment operations	9.06	(12.41)	(.51)	6.63	10.59	(3.31)
Less distributions from:
Net investment income	—	(.32)	(.89)	(.37)	(.45)	(.30)
Net realized gains	—	—	(2.27)	—	—	(.16)
Total distributions	—	(.32)	(3.16)	(.37)	(.45)	(.46)
Net asset value, end of period	$58.59	$49.53	$62.26	$65.93	$59.67	$49.53

Total Return	18.29%	(20.08%)	(0.42%)	11.11%	21.43%	(6.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$382	$611	$1,606	$3,014	$18,259	$3,028
Ratios to average net assets:
Net investment income (loss)	1.04%	0.81%	0.05%	0.72%	0.58%	0.83%
Total expenses	1.75%	1.72%	1.73%	1.63%	1.63%	1.65%
Portfolio turnover rate	150%	249%	410%	347%	389%	268%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[e]	Share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 2:1 share split effective October 31, 2016.
[f]	Net investment income is less than $0.01 per share.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[h]	Less than 0.01%.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	May 11, 1998

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.4%
UnitedHealth Group, Inc.	2.9%
Merck & Company, Inc.	2.4%
Pfizer, Inc.	2.4%
Abbott Laboratories	2.4%
Thermo Fisher Scientific, Inc.	2.3%
Danaher Corp.	2.1%
Amgen, Inc.	2.1%
AbbVie, Inc.	2.1%
Bristol-Myers Squibb Co.	2.0%
Top Ten Total	24.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	25.70%	23.42%	9.97%	13.73%
A-Class Shares	25.54%	23.11%	9.69%	13.45%
A-Class Shares with sales charge‡	19.59%	17.26%	8.63%	12.90%
C-Class Shares	25.08%	22.23%	8.88%	12.62%
C-Class Shares with CDSC§	24.08%	21.23%	8.88%	12.62%
H-Class Shares**	25.58%	23.15%	9.70%	13.32%
S&P 500 Health Care Index	20.25%	20.11%	11.88%	15.40%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Pharmaceuticals - 31.7%
Johnson & Johnson	9,633	$1,434,161
Merck & Company, Inc.	12,324	1,022,276
Pfizer, Inc.	27,853	1,022,205
AbbVie, Inc.	10,076	882,557
Bristol-Myers Squibb Co.	13,977	842,673
Eli Lilly & Co.	5,652	836,609
Zoetis, Inc.	3,914	647,258
CVS Health Corp.	10,649	621,902
Becton Dickinson and Co.	2,556	594,730
Cigna Corp.	3,340	565,829
DexCom, Inc.*	1,138	469,118
McKesson Corp.	2,358	351,177
AmerisourceBergen Corp. — Class A	3,294	319,254
Horizon Therapeutics plc*	3,809	295,883
AstraZeneca plc ADR	5,137	281,508
Jazz Pharmaceuticals plc*	1,940	276,625
Cardinal Health, Inc.	5,635	264,563
Elanco Animal Health, Inc.*	9,431	263,408
GlaxoSmithKline plc ADR	6,938	261,146
Novartis AG ADR	2,953	256,793
Novo Nordisk A/S ADR	3,505	243,352
Sarepta Therapeutics, Inc.*	1,674	235,080
GW Pharmaceuticals plc ADR*,1	2,189	213,099
Alkermes plc*	12,700	210,439
Neurocrine Biosciences, Inc.*	2,164	208,090
Canopy Growth Corp.*,1	13,977	200,151
Mylan N.V.*	12,767	189,335
PRA Health Sciences, Inc.*	1,792	181,780
Bausch Health Companies, Inc.*	10,102	156,985
Global Blood Therapeutics, Inc.*	2,404	132,557
Total Pharmaceuticals		13,480,543

Healthcare-Products - 29.2%
Abbott Laboratories	9,199	1,001,127
Thermo Fisher Scientific, Inc.	2,172	958,981
Danaher Corp.	4,196	903,525
Intuitive Surgical, Inc.*	949	673,353
Stryker Corp.	3,054	636,362
Medtronic plc	5,732	595,669
Boston Scientific Corp.*	13,712	523,936
Edwards Lifesciences Corp.*	6,192	494,245
Baxter International, Inc.	5,605	450,754
IDEXX Laboratories, Inc.*	1,126	442,642
Zimmer Biomet Holdings, Inc.	2,763	376,155
Align Technology, Inc.*	1,113	364,352
ResMed, Inc.	2,084	357,260
West Pharmaceutical Services, Inc.	1,190	327,131
Hologic, Inc.*	4,501	299,181
Cooper Companies, Inc.	881	297,003
Insulet Corp.*	1,228	290,533
Teleflex, Inc.	843	286,974
Varian Medical Systems, Inc.*	1,645	282,940
STERIS plc	1,590	280,142
Novocure Ltd.*	2,408	268,035
Masimo Corp.*	1,122	264,859
ABIOMED, Inc.*	915	253,510
Wright Medical Group N.V.*	8,279	252,841
Quidel Corp.*	1,105	242,415
Bio-Techne Corp.	898	222,462
Dentsply Sirona, Inc.	4,838	211,566
Henry Schein, Inc.*	3,454	203,026
Repligen Corp.*	1,367	201,687
Tandem Diabetes Care, Inc.*	1,725	195,788
Envista Holdings Corp.*	5,643	139,269
NuVasive, Inc.*	2,269	110,205
Total Healthcare-Products		12,407,928

Biotechnology - 20.1%
Amgen, Inc.	3,483	885,239
Gilead Sciences, Inc.	10,004	632,153
Vertex Pharmaceuticals, Inc.*	2,206	600,297
Regeneron Pharmaceuticals, Inc.*	987	552,503
Illumina, Inc.*	1,653	510,909
Biogen, Inc.*	1,725	489,348
Seattle Genetics, Inc.*	2,265	443,238
Moderna, Inc.*,1	5,508	389,691
Alexion Pharmaceuticals, Inc.*	3,176	363,430
Exact Sciences Corp.*	3,235	329,808
Immunomedics, Inc.*	3,733	317,417
Incyte Corp.*	3,517	315,616
Alnylam Pharmaceuticals, Inc.*	2,139	311,438
Bio-Rad Laboratories, Inc. — Class A*	544	280,410
BioMarin Pharmaceutical, Inc.*	3,391	257,987
Guardant Health, Inc.*	2,278	254,635
Mirati Therapeutics, Inc.*	1,194	198,264
Exelixis, Inc.*	7,638	186,749
ACADIA Pharmaceuticals, Inc.*	4,390	181,087
Ionis Pharmaceuticals, Inc.*	3,763	178,554
Iovance Biotherapeutics, Inc.*	4,640	152,749
Arrowhead Pharmaceuticals, Inc.*	3,454	148,729
United Therapeutics Corp.*	1,460	147,460
Bluebird Bio, Inc.*	2,442	131,746
Nektar Therapeutics*	6,723	111,535
Intercept Pharmaceuticals, Inc.*	1,987	82,381
Sage Therapeutics, Inc.*	1,233	75,361
Total Biotechnology		8,528,734

Healthcare-Services - 13.2%
UnitedHealth Group, Inc.	4,015	1,251,756
Anthem, Inc.	2,223	597,076
Humana, Inc.	1,312	543,024
HCA Healthcare, Inc.	3,572	445,357
Centene Corp.*	6,993	407,902
IQVIA Holdings, Inc.*	2,488	392,183
Teladoc Health, Inc.*,1	1,443	316,363
Laboratory Corporation of America Holdings*	1,666	313,658
Quest Diagnostics, Inc.	2,501	286,339
Molina Healthcare, Inc.*	1,308	239,416
DaVita, Inc.*	2,665	228,257
Universal Health Services, Inc. — Class B	1,881	201,305

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
HEALTH CARE FUND

	Shares	Value
Amedisys, Inc.*	848	$200,493
LHC Group, Inc.*	898	190,879
Total Healthcare-Services		5,614,008

Electronics - 3.0%
Agilent Technologies, Inc.	3,998	403,558
Mettler-Toledo International, Inc.*	354	341,875
PerkinElmer, Inc.	2,202	276,373
Waters Corp.*	1,257	245,970
Total Electronics		1,267,776

Software — 2.0%
Veeva Systems, Inc. — Class A*	1,733	487,302
Cerner Corp.	4,699	339,691
Total Software		826,993

Commercial Services - 0.3%
HealthEquity, Inc.*	2,814	144,555

Total Common Stocks
(Cost $30,219,938)		42,270,537

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$129,445	129,445
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	53,879	53,879
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	49,029	49,029
Total Repurchase Agreements
(Cost $232,353)		232,353

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	827,576	827,576
Total Securities Lending Collateral
(Cost $827,576)		827,576

Total Investments - 101.9%
(Cost $31,279,867)		$43,330,466
Other Assets & Liabilities, net - (1.9)%		(817,975)
Total Net Assets - 100.0%		$42,512,491

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,270,537	$—	$—	$42,270,537
Repurchase Agreements	—	232,353	—	232,353
Securities Lending Collateral	827,576	—	—	827,576
Total Assets	$43,098,113	$232,353	$—	$43,330,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $809,046 of securities loaned (cost $31,047,514)	$43,098,113
Repurchase agreements, at value (cost $232,353)	232,353
Receivables:
Securities sold	274,412
Dividends	27,612
Fund shares sold	25,497
Foreign tax reclaims	3,925
Securities lending income	627
Total assets	43,662,539

Liabilities:
Payable for:
Return of securities lending collateral	827,576
Fund shares redeemed	204,829
Management fees	31,526
Transfer agent and administrative fees	9,976
Distribution and service fees	3,948
Portfolio accounting fees	3,710
Trustees’ fees*	994
Miscellaneous	67,489
Total liabilities	1,150,048
Commitments and contingent liabilities (Note 10)	—
Net assets	$42,512,491

Net assets consist of:
Paid in capital	$28,066,849
Total distributable earnings (loss)	14,445,642
Net assets	$42,512,491

Investor Class:
Net assets	$32,772,250
Capital shares outstanding	861,360
Net asset value per share	$38.05

A-Class:
Net assets	$5,056,292
Capital shares outstanding	147,381
Net asset value per share	$34.31
Maximum offering price per share (Net asset value divided by 95.25%)	$36.02

C-Class:
Net assets	$3,221,724
Capital shares outstanding	110,988
Net asset value per share	$29.03

H-Class:
Net assets	$1,462,225
Capital shares outstanding	44,260
Net asset value per share	$33.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $563)	$364,224
Interest	93
Income from securities lending, net	19,834
Total investment income	384,151

Expenses:
Management fees	299,166
Distribution and service fees:
A-Class	6,002
C-Class	16,505
H-Class	11,834
Transfer agent and administrative fees	98,895
Registration fees	38,745
Portfolio accounting fees	35,206
Professional fees	24,715
Custodian fees	4,887
Trustees’ fees*	1,698
Miscellaneous	23,384
Total expenses	561,037
Net investment loss	(176,886)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,265,707
Net realized gain	8,265,707
Net change in unrealized appreciation (depreciation) on:
Investments	8,666,159
Net change in unrealized appreciation (depreciation)	8,666,159
Net realized and unrealized gain	16,931,866
Net increase in net assets resulting from operations	$16,754,980

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(176,886)	$(134,017)
Net realized gain on investments	8,265,707	10,948,048
Net change in unrealized appreciation (depreciation) on investments	8,666,159	(14,177,522)
Net increase (decrease) in net assets resulting from operations	16,754,980	(3,363,491)

Capital share transactions:
Proceeds from sale of shares
Investor Class	83,260,989	117,439,229
A-Class	1,227,455	8,301,767
C-Class	1,717,042	2,538,334
H-Class	22,702,594	12,331,415
Cost of shares redeemed
Investor Class	(74,203,336)	(166,245,050)
A-Class	(765,204)	(9,724,774)
C-Class	(2,014,025)	(3,855,410)
H-Class	(26,028,407)	(18,823,192)
Net increase (decrease) from capital share transactions	5,897,108	(58,037,681)
Net increase (decrease) in net assets	22,652,088	(61,401,172)

Net assets:
Beginning of period	19,860,403	81,261,575
End of period	$42,512,491	$19,860,403

Capital share activity:
Shares sold
Investor Class	2,494,078	3,523,340
A-Class	38,530	285,931
C-Class	62,932	101,419
H-Class	835,885	409,835
Shares redeemed
Investor Class	(2,042,634)	(5,117,046)
A-Class	(23,101)	(321,745)
C-Class	(73,712)	(154,580)
H-Class	(830,413)	(653,035)
Net increase (decrease) in shares	461,565	(1,925,881)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.27	$32.03	$28.88	$27.82	$28.65	$35.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.06)	(.13)	(.13)	(.10)	(.04)
Net gain (loss) on investments (realized and unrealized)	7.85	(1.70)	3.78	3.82	2.79	(5.11)
Total from investment operations	7.78	(1.76)	3.65	3.69	2.69	(5.15)
Less distributions from:
Net realized gains	—	—	(.50)	(2.63)	(3.52)	(2.03)
Total distributions	—	—	(.50)	(2.63)	(3.52)	(2.03)
Net asset value, end of period	$38.05	$30.27	$32.03	$28.88	$27.82	$28.65

Total Return	25.70%	(5.49%)	12.75%	13.38%	10.20%	(14.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,772	$12,408	$64,185	$67,542	$36,468	$44,663
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.19%)	(0.42%)	(0.43%)	(0.36%)	(0.11%)
Total expenses	1.49%	1.47%	1.46%	1.38%	1.37%	1.34%
Portfolio turnover rate	153%	248%	341%	394%	699%	249%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$27.33	$29.00	$26.26	$25.56	$26.68	$33.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.12)	(.19)	(.19)	(.17)	(.13)
Net gain (loss) on investments (realized and unrealized)	7.09	(1.55)	3.43	3.52	2.57	(4.76)
Total from investment operations	6.98	(1.67)	3.24	3.33	2.40	(4.89)
Less distributions from:
Net realized gains	—	—	(.50)	(2.63)	(3.52)	(2.03)
Total distributions	—	—	(.50)	(2.63)	(3.52)	(2.03)
Net asset value, end of period	$34.31	$27.33	$29.00	$26.26	$25.56	$26.68

Total Return[c]	25.54%	(5.76%)	12.46%	13.14%	9.85%	(15.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,056	$3,606	$4,865	$3,102	$4,626	$6,410
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.43%)	(0.68%)	(0.69%)	(0.62%)	(0.42%)
Total expenses	1.74%	1.73%	1.72%	1.63%	1.62%	1.59%
Portfolio turnover rate	153%	248%	341%	394%	699%	249%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$23.21	$24.81	$22.69	$22.58	$24.13	$30.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.30)	(.35)	(.34)	(.33)	(.33)
Net gain (loss) on investments (realized and unrealized)	6.02	(1.30)	2.97	3.08	2.30	(4.33)
Total from investment operations	5.82	(1.60)	2.62	2.74	1.97	(4.66)
Less distributions from:
Net realized gains	—	—	(.50)	(2.63)	(3.52)	(2.03)
Total distributions	—	—	(.50)	(2.63)	(3.52)	(2.03)
Net asset value, end of period	$29.03	$23.21	$24.81	$22.69	$22.58	$24.13

Total Return[c]	25.08%	(6.45%)	11.68%	12.24%	9.07%	(15.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,222	$2,826	$4,340	$4,940	$4,959	$8,284
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.20%)	(1.42%)	(1.42%)	(1.37%)	(1.17%)
Total expenses	2.49%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	153%	248%	341%	394%	699%	249%

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$26.31	$27.91	$25.29	$24.72	$25.91	$32.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.13)	(.18)	(.21)	(.16)	(.14)
Net gain (loss) on investments (realized and unrealized)	6.84	(1.47)	3.30	3.41	2.49	(4.63)
Total from investment operations	6.73	(1.60)	3.12	3.20	2.33	(4.77)
Less distributions from:
Net realized gains	—	—	(.50)	(2.63)	(3.52)	(2.03)
Total distributions	—	—	(.50)	(2.63)	(3.52)	(2.03)
Net asset value, end of period	$33.04	$26.31	$27.91	$25.29	$24.72	$25.91

Total Return	25.58%	(5.73%)	12.46%	13.06%	9.87%	(15.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,462	$1,021	$7,871	$5,225	$4,809	$5,244
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.45%)	(0.66%)	(0.77%)	(0.62%)	(0.44%)
Total expenses	1.79%	1.72%	1.73%	1.64%	1.62%	1.71%
Portfolio turnover rate	153%	248%	341%	394%	699%	249%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 2000

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	8.1%
Alphabet, Inc. — Class A	6.2%
Facebook, Inc. — Class A	5.5%
PayPal Holdings, Inc.	3.9%
Netflix, Inc.	3.7%
salesforce.com, Inc.	3.7%
Cisco Systems, Inc.	3.0%
Alibaba Group Holding Ltd. ADR	2.8%
Booking Holdings, Inc.	1.9%
Activision Blizzard, Inc.	1.9%
Top Ten Total	40.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	54.41%	46.68%	21.28%	16.41%
A-Class Shares	54.23%	46.32%	20.98%	16.12%
A-Class Shares with sales charge‡	46.90%	39.37%	19.81%	15.56%
C-Class Shares	53.64%	45.22%	20.08%	15.25%
C-Class Shares with CDSC§	52.64%	44.22%	20.08%	15.25%
H-Class Shares**	54.22%	46.32%	20.98%	15.98%
S&P 500 Information Technology Index	46.13%	47.23%	27.18%	20.50%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Internet - 61.4%
Amazon.com, Inc.*	1,518	$4,779,772
Alphabet, Inc. — Class A*	2,522	3,696,243
Facebook, Inc. — Class A*	12,528	3,281,083
Netflix, Inc.*	4,350	2,175,131
Alibaba Group Holding Ltd. ADR*	5,734	1,685,681
Booking Holdings, Inc.*	675	1,154,709
Uber Technologies, Inc.*	30,651	1,118,148
Snap, Inc. — Class A*	34,776	908,001
eBay, Inc.	17,076	889,660
Twitter, Inc.*	19,880	884,660
Wayfair, Inc. — Class A*	2,629	765,065
Okta, Inc.*	3,566	762,589
Match Group, Inc.*	6,880	761,272
Pinterest, Inc. — Class A*	18,044	749,006
JD.com, Inc. ADR*	9,341	724,955
Shopify, Inc. — Class A*	700	716,079
Zillow Group, Inc. — Class C*	6,723	682,990
VeriSign, Inc.*	3,315	679,078
Chewy, Inc. — Class A*	12,277	673,148
TD Ameritrade Holding Corp.	16,547	647,815
Baidu, Inc. ADR*	5,035	637,381
Etsy, Inc.*	4,619	561,809
GoDaddy, Inc. — Class A*	6,782	515,229
MercadoLibre, Inc.*	473	512,013
Expedia Group, Inc.	5,398	494,943
E*TRADE Financial Corp.	9,201	460,510
IAC*	3,752	449,415
Trip.com Group Ltd. ADR*	13,882	432,285
Anaplan, Inc.*	6,899	431,739
Pinduoduo, Inc. ADR*	5,200	385,580
F5 Networks, Inc.*	3,121	383,165
GrubHub, Inc.*	5,121	370,402
Wix.com Ltd.*	1,280	326,208
Stamps.com, Inc.*	1,269	305,766
Weibo Corp. ADR*	8,342	303,899
Momo, Inc. ADR	21,567	296,762
JOYY, Inc. ADR	3,589	289,525
Vipshop Holdings Ltd. ADR*	17,998	281,489
Autohome, Inc. ADR	2,851	273,696
Baozun, Inc. ADR*,1	7,759	252,090
Stitch Fix, Inc. — Class A*,1	8,409	228,136
TripAdvisor, Inc.	11,221	219,819
Cargurus, Inc.*	9,713	210,092
Total Internet		36,357,038

Software - 24.1%
salesforce.com, Inc.*	8,639	2,171,153
Activision Blizzard, Inc.	13,942	1,128,605
Veeva Systems, Inc. — Class A*	3,375	949,016
DocuSign, Inc.*	4,370	940,599
Twilio, Inc. — Class A*	3,674	907,809
Electronic Arts, Inc.*	6,748	880,007
Coupa Software, Inc.*	2,371	650,223
Take-Two Interactive Software, Inc.*	3,713	613,462
Akamai Technologies, Inc.*	5,458	603,327
Citrix Systems, Inc.	4,267	587,609
MongoDB, Inc.*	2,332	539,881
HubSpot, Inc.*	1,843	538,580
NetEase, Inc. ADR	1,007	457,853
Five9, Inc.*	3,257	422,368
Dropbox, Inc. — Class A*	20,729	399,240
Smartsheet, Inc. — Class A*	7,453	368,327
Sea Ltd. ADR*	2,272	349,979
Nutanix, Inc. — Class A*	13,573	301,049
Bilibili, Inc. ADR*	7,157	297,731
New Relic, Inc.*	4,617	260,214
J2 Global, Inc.*	3,634	251,545
HUYA, Inc. ADR*	9,968	238,734
Pluralsight, Inc. — Class A*	13,613	233,191
Cornerstone OnDemand, Inc.*	6,061	220,378
Total Software		14,310,880

Telecommunications - 7.9%
Cisco Systems, Inc.	45,304	1,784,524
Motorola Solutions, Inc.	4,560	715,054
Arista Networks, Inc.*	2,732	565,333
Juniper Networks, Inc.	16,684	358,706
Ciena Corp.*	8,593	341,056
GDS Holdings Ltd. ADR*	3,956	323,719
Viavi Solutions, Inc.*	19,031	223,234
ViaSat, Inc.*	6,093	209,538
CommScope Holding Company, Inc.*	19,714	177,426
Total Telecommunications		4,698,590

Commercial Services - 5.6%
PayPal Holdings, Inc.*	11,589	2,283,381
CoStar Group, Inc.*	966	819,661
2U, Inc.*	6,641	224,864
Total Commercial Services		3,327,906

Computers - 0.6%
Lumentum Holdings, Inc.*	4,570	343,344

Total Common Stocks
(Cost $41,263,904)		59,037,758

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$185,285	185,285
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	77,121	77,121
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	70,180	70,180
Total Repurchase Agreements
(Cost $332,586)		332,586

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INTERNET FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	365,564	$365,564
Total Securities Lending Collateral
(Cost $365,564)		365,564

Total Investments - 100.8%
(Cost $41,962,054)		$59,735,908
Other Assets & Liabilities, net - (0.8)%		(464,903)
Total Net Assets - 100.0%		$59,271,005

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$59,037,758	$—	$—	$59,037,758
Repurchase Agreements	—	332,586	—	332,586
Securities Lending Collateral	365,564	—	—	365,564
Total Assets	$59,403,322	$332,586	$—	$59,735,908

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $360,141 of securities loaned (cost $41,629,468)	$59,403,322
Repurchase agreements, at value (cost $332,586)	332,586
Receivables:
Fund shares sold	62,737
Dividends	3,035
Securities lending income	251
Total assets	59,801,931

Liabilities:
Payable for:
Return of securities lending collateral	365,564
Management fees	44,572
Fund shares redeemed	42,904
Transfer agent and administrative fees	14,104
Portfolio accounting fees	5,245
Distribution and service fees	4,031
Trustees’ fees*	789
Miscellaneous	53,717
Total liabilities	530,926
Commitments and contingent liabilities (Note 10)	—
Net assets	$59,271,005

Net assets consist of:
Paid in capital	$43,121,763
Total distributable earnings (loss)	16,149,242
Net assets	$59,271,005

Investor Class:
Net assets	$52,006,606
Capital shares outstanding	320,056
Net asset value per share	$162.49

A-Class:
Net assets	$2,657,571
Capital shares outstanding	17,751
Net asset value per share	$149.71
Maximum offering price per share (Net asset value divided by 95.25%)	$157.18

C-Class:
Net assets	$3,576,513
Capital shares outstanding	28,079
Net asset value per share	$127.37

H-Class:
Net assets	$1,030,315
Capital shares outstanding	7,130
Net asset value per share	$144.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $2,128)	$59,673
Interest	93
Income from securities lending, net	13,384
Total investment income	73,150

Expenses:
Management fees	220,210
Distribution and service fees:
A-Class	2,910
C-Class	15,206
H-Class	11,693
Transfer agent and administrative fees	72,256
Registration fees	28,519
Portfolio accounting fees	25,915
Professional fees	17,172
Custodian fees	3,501
Trustees’ fees*	1,166
Line of credit fees	50
Miscellaneous	14,751
Total expenses	413,349
Net investment loss	(340,199)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,371,698
Net realized gain	3,371,698
Net change in unrealized appreciation (depreciation) on:
Investments	14,758,819
Net change in unrealized appreciation (depreciation)	14,758,819
Net realized and unrealized gain	18,130,517
Net increase in net assets resulting from operations	$17,790,318

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(340,199)	$(392,589)
Net realized gain (loss) on investments	3,371,698	(1,629,638)
Net change in unrealized appreciation (depreciation) on investments	14,758,819	(5,406,274)
Net increase (decrease) in net assets resulting from operations	17,790,318	(7,428,501)

Distributions to shareholders:
Investor Class	—	(710,898)
A-Class	—	(61,275)
C-Class	—	(101,725)
H-Class	—	(29,916)
Total distributions to shareholders	—	(903,814)

Capital share transactions:
Proceeds from sale of shares
Investor Class	64,764,111	108,639,586
A-Class	591,564	4,695,934
C-Class	2,145,401	2,609,673
H-Class	24,309,001	15,624,744
Distributions reinvested
Investor Class	—	702,319
A-Class	—	59,412
C-Class	—	101,270
H-Class	—	29,888
Cost of shares redeemed
Investor Class	(33,365,507)	(106,635,760)
A-Class	(905,455)	(4,620,680)
C-Class	(1,634,399)	(3,528,541)
H-Class	(29,981,644)	(24,253,605)
Net increase (decrease) from capital share transactions	25,923,072	(6,575,760)
Net increase (decrease) in net assets	43,713,390	(14,908,075)

Net assets:
Beginning of period	15,557,615	30,465,690
End of period	$59,271,005	$15,557,615

Capital share activity:
Shares sold
Investor Class	441,079	884,862
A-Class	4,339	43,934
C-Class	19,402	27,414
H-Class	236,067	145,036
Shares issued from reinvestment of distributions
Investor Class	—	6,142
A-Class	—	563
C-Class	—	1,121
H-Class	—	293
Shares redeemed
Investor Class	(223,094)	(919,270)
A-Class	(7,811)	(41,913)
C-Class	(14,621)	(37,179)
H-Class	(237,741)	(229,294)
Net increase (decrease) in shares	217,620	(118,291)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$105.23	$118.80	$124.80	$95.33	$77.91	$77.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.92)	(1.30)	(1.29)	(.80)	(.60)	(.41)
Net gain (loss) on investments (realized and unrealized)	58.18	(8.17)	10.79	30.27	18.02	.78
Total from investment operations	57.26	(9.47)	9.50	29.47	17.42	.37
Less distributions from:
Net realized gains	—	(4.10)	(15.50)	—	—	(.33)
Total distributions	—	(4.10)	(15.50)	—	—	(.33)
Net asset value, end of period	$162.49	$105.23	$118.80	$124.80	$95.33	$77.91

Total Return	54.41%	(8.25%)	9.39%	30.91%	22.36%	0.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,007	$10,741	$15,484	$40,843	$17,670	$24,435
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.08%)	(1.00%)	(0.71%)	(0.70%)	(0.52%)
Total expenses	1.47%	1.47%	1.45%	1.38%	1.37%	1.35%
Portfolio turnover rate	143%	359%	349%	305%	518%	520%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$97.07	$110.18	$117.20	$89.75	$73.54	$73.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.93)	(1.32)	(1.46)	(1.01)	(.76)	(.69)
Net gain (loss) on investments (realized and unrealized)	53.57	(7.69)	9.94	28.46	16.97	.85
Total from investment operations	52.64	(9.01)	8.48	27.45	16.21	.16
Less distributions from:
Net realized gains	—	(4.10)	(15.50)	—	—	(.33)
Total distributions	—	(4.10)	(15.50)	—	—	(.33)
Net asset value, end of period	$149.71	$97.07	$110.18	$117.20	$89.75	$73.54

Total Return[c]	54.23%	(8.48%)	9.13%	30.57%	22.04%	0.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,658	$2,060	$2,054	$3,393	$2,139	$1,803
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.20%)	(1.27%)	(0.96%)	(0.95%)	(0.92%)
Total expenses	1.73%	1.73%	1.71%	1.63%	1.62%	1.60%
Portfolio turnover rate	143%	359%	349%	305%	518%	520%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$82.90	$95.40	$104.40	$80.55	$66.49	$67.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.24)	(1.96)	(2.08)	(1.60)	(1.24)	(1.03)
Net gain (loss) on investments (realized and unrealized)	45.71	(6.44)	8.58	25.45	15.30	.68
Total from investment operations	44.47	(8.40)	6.50	23.85	14.06	(.35)
Less distributions from:
Net realized gains	—	(4.10)	(15.50)	—	—	(.33)
Total distributions	—	(4.10)	(15.50)	—	—	(.33)
Net asset value, end of period	$127.37	$82.90	$95.40	$104.40	$80.55	$66.49

Total Return[c]	53.64%	(9.16%)	8.31%	29.61%	21.13%	(0.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,577	$1,931	$3,047	$2,967	$2,321	$2,798
Ratios to average net assets:
Net investment income (loss)	(2.16%)	(2.06%)	(2.01%)	(1.70%)	(1.71%)	(1.53%)
Total expenses	2.48%	2.47%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	143%	359%	349%	305%	518%	520%

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$93.70	$106.51	$113.84	$87.18	$71.40	$71.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.84)	(1.41)	(1.51)	(1.07)	(.78)	(.72)
Net gain (loss) on investments (realized and unrealized)	51.64	(7.30)	9.68	27.73	16.56	.81
Total from investment operations	50.80	(8.71)	8.17	26.66	15.78	.09
Less distributions from:
Net realized gains	—	(4.10)	(15.50)	—	—	(.33)
Total distributions	—	(4.10)	(15.50)	—	—	(.33)
Net asset value, end of period	$144.50	$93.70	$106.51	$113.84	$87.18	$71.40

Total Return	54.22%	(8.49%)	9.12%	30.59%	22.09%	0.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,030	$825	$9,880	$28,889	$2,384	$7,132
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.30%)	(1.27%)	(1.04%)	(1.03%)	(0.97%)
Total expenses	1.78%	1.71%	1.70%	1.63%	1.62%	1.67%
Portfolio turnover rate	143%	359%	349%	305%	518%	520%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	June 3, 1998

Ten Largest Holdings (% of Total Net Assets)
Netflix, Inc.	4.4%
Comcast Corp. — Class A	4.2%
Walt Disney Co.	4.2%
McDonald’s Corp.	3.6%
Charter Communications, Inc. — Class A	3.5%
Philip Morris International, Inc.	3.0%
Starbucks Corp.	2.9%
Altria Group, Inc.	2.4%
Activision Blizzard, Inc.	2.3%
Electronic Arts, Inc.	1.8%
Top Ten Total	32.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	43.58%	8.66%	8.93%	12.44%
A-Class Shares	43.40%	8.38%	8.66%	12.14%
A-Class Shares with sales charge‡	36.60%	3.24%	7.61%	11.60%
C-Class Shares	42.86%	7.57%	7.85%	11.31%
C-Class Shares with CDSC§	41.86%	6.57%	7.85%	11.31%
H-Class Shares**	43.40%	8.39%	8.66%	12.02%
S&P 500 Consumer Discretionary Index	52.87%	28.89%	17.03%	18.17%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Media - 22.6%
Comcast Corp. — Class A	14,614	$676,043
Walt Disney Co.	5,404	670,528
Charter Communications, Inc. — Class A*	897	560,033
Liberty Broadband Corp. — Class C*	1,656	236,593
Fox Corp. — Class A	6,707	186,656
ViacomCBS, Inc. — Class B	6,568	183,970
Altice USA, Inc. — Class A*	6,840	177,840
DISH Network Corp. — Class A*	5,940	172,438
Discovery, Inc. — Class A*,1	7,601	165,474
News Corp. — Class A	8,917	125,016
New York Times Co. — Class A	2,858	122,294
Nexstar Media Group, Inc. — Class A	956	85,973
World Wrestling Entertainment, Inc. — Class A	1,998	80,859
TEGNA, Inc.	5,997	70,465
AMC Networks, Inc. — Class A*	2,063	50,977
Sinclair Broadcast Group, Inc. — Class A	2,633	50,632
Total Media		3,615,791

Retail - 19.6%
McDonald’s Corp.	2,646	580,771
Starbucks Corp.	5,338	458,641
Chipotle Mexican Grill, Inc. — Class A*	221	274,860
Yum! Brands, Inc.	2,598	237,197
Domino’s Pizza, Inc.	449	190,951
Darden Restaurants, Inc.	1,729	174,179
Restaurant Brands International, Inc.	2,725	156,715
Yum China Holdings, Inc.	2,824	149,531
Dunkin’ Brands Group, Inc.	1,493	122,292
Wendy’s Co.	4,659	103,872
Texas Roadhouse, Inc. — Class A	1,531	93,069
Wingstop, Inc.	670	91,556
Papa John’s International, Inc.	911	74,957
Shake Shack, Inc. — Class A*,1	1,149	74,088
Cracker Barrel Old Country Store, Inc.	635	72,809
Brinker International, Inc.	1,462	62,457
Jack in the Box, Inc.	751	59,562
Bloomin’ Brands, Inc.	3,483	53,185
Cheesecake Factory, Inc.[1]	1,846	51,208
Dave & Buster’s Entertainment, Inc.	3,077	46,647
Total Retail		3,128,547

Lodging - 11.0%
Las Vegas Sands Corp.	5,716	266,709
Marriott International, Inc. — Class A	2,578	238,671
Hilton Worldwide Holdings, Inc.	2,551	217,651
MGM Resorts International	6,814	148,204
Huazhu Group Ltd. ADR	3,000	129,720
Wynn Resorts Ltd.	1,683	120,856
Melco Resorts & Entertainment Ltd. ADR	6,927	115,335
Hyatt Hotels Corp. — Class A	1,903	101,563
Wyndham Hotels & Resorts, Inc.	1,906	96,253
Choice Hotels International, Inc.	1,108	95,244
Boyd Gaming Corp.	2,914	89,431
Wyndham Destinations, Inc.	2,320	71,363
Hilton Grand Vacations, Inc.*	2,840	59,583
Total Lodging		1,750,583

Software - 9.0%
Activision Blizzard, Inc.	4,544	367,837
Electronic Arts, Inc.*	2,200	286,902
NetEase, Inc. ADR	446	202,783
Take-Two Interactive Software, Inc.*	1,210	199,916
Sea Ltd. ADR*	982	151,267
Bilibili, Inc. ADR*	3,082	128,211
HUYA, Inc. ADR*	4,234	101,405
Total Software		1,438,321

Internet - 8.7%
Netflix, Inc.*	1,415	707,543
Roku, Inc.*	1,273	240,342
Spotify Technology S.A.*	693	168,101
iQIYI, Inc. ADR*	6,507	146,928
Tencent Music Entertainment Group ADR*	8,696	128,440
Total Internet		1,391,354

Leisure Time - 7.8%
Peloton Interactive, Inc. — Class A*	2,611	259,116
Royal Caribbean Cruises Ltd.	2,561	165,773
Carnival Corp.[1]	10,313	156,551
Polaris, Inc.	1,186	111,887
Planet Fitness, Inc. — Class A*	1,758	108,328
Norwegian Cruise Line Holdings Ltd.*,1	5,796	99,169
Brunswick Corp.	1,648	97,084
YETI Holdings, Inc.*	2,021	91,592
Harley-Davidson, Inc.	3,557	87,289
Callaway Golf Co.	3,192	61,095
Total Leisure Time		1,237,884

Entertainment - 6.7%
Live Nation Entertainment, Inc.*	2,808	151,295
Penn National Gaming, Inc.*	1,906	138,566
Caesars Entertainment, Inc.*	2,467	138,300
Vail Resorts, Inc.	619	132,447
Churchill Downs, Inc.	717	117,459
Scientific Games Corp. — Class A*	2,525	88,148
Marriott Vacations Worldwide Corp.	958	86,996
International Game Technology plc	5,777	64,298
Six Flags Entertainment Corp.	2,699	54,790
SeaWorld Entertainment, Inc.*	2,754	54,309
Cinemark Holdings, Inc.[1]	4,609	46,090
Total Entertainment		1,072,698

Agriculture - 6.2%
Philip Morris International, Inc.	6,421	481,511
Altria Group, Inc.	9,820	379,445
British American Tobacco plc ADR	3,507	126,778
Total Agriculture		987,734

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LEISURE FUND

	Shares	Value
Beverages - 5.8%
Constellation Brands, Inc. — Class A	1,447	$274,221
Brown-Forman Corp. — Class B	3,536	266,332
Boston Beer Company, Inc. — Class A*	168	148,404
Molson Coors Beverage Co. — Class B	3,602	120,883
Anheuser-Busch InBev S.A. ADR[1]	2,174	117,135
Total Beverages		926,975

Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,858	153,694
Mattel, Inc.*	7,651	89,517
Total Toys, Games & Hobbies		243,211

Food Service - 0.7%
Aramark	4,347	114,978

Total Common Stocks
(Cost $12,628,864)		15,908,076

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	8,160	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2- 0.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$49,117	49,117
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	20,444	20,444
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	18,604	18,604
Total Repurchase Agreements
(Cost $88,165)		88,165

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	476,281	476,281
Total Securities Lending Collateral
(Cost $476,281)		476,281

Total Investments - 103.2%
(Cost $13,193,310)		$16,472,522
Other Assets & Liabilities, net - (3.2)%		(504,238)
Total Net Assets - 100.0%		$15,968,284

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
LEISURE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$15,908,076	$—	$—		$15,908,076
Rights	—	—	—	*	—
Repurchase Agreements	—	88,165	—		88,165
Securities Lending Collateral	476,281	—	—		476,281
Total Assets	$16,384,357	$88,165	$—		$16,472,522

*	Security has a market value of $0.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $468,371 of securities loaned (cost $13,105,145)	$16,384,357
Repurchase agreements, at value (cost $88,165)	88,165
Receivables:
Dividends	20,669
Fund shares sold	9,430
Securities lending income	86
Total assets	16,502,707

Liabilities:
Payable for:
Return of securities lending collateral	476,281
Fund shares redeemed	29,444
Management fees	10,603
Transfer agent and administrative fees	3,355
Distribution and service fees	1,358
Portfolio accounting fees	1,248
Trustees’ fees*	175
Miscellaneous	11,959
Total liabilities	534,423
Commitments and contingent liabilities (Note 10)	—
Net assets	$15,968,284

Net assets consist of:
Paid in capital	$13,022,645
Total distributable earnings (loss)	2,945,639
Net assets	$15,968,284

Investor Class:
Net assets	$11,500,341
Capital shares outstanding	151,111
Net asset value per share	$76.11

A-Class:
Net assets	$2,226,186
Capital shares outstanding	32,070
Net asset value per share	$69.42
Maximum offering price per share (Net asset value divided by 95.25%)	$72.88

C-Class:
Net assets	$672,460
Capital shares outstanding	11,092
Net asset value per share	$60.63

H-Class:
Net assets	$1,569,297
Capital shares outstanding	23,281
Net asset value per share	$67.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $562)	$59,660
Interest	18
Income from securities lending, net	1,137
Total investment income	60,815

Expenses:
Management fees	47,097
Distribution and service fees:
A-Class	2,170
C-Class	2,983
H-Class	1,687
Transfer agent and administrative fees	15,526
Registration fees	6,099
Portfolio accounting fees	5,542
Professional fees	3,721
Custodian fees	768
Trustees’ fees*	263
Miscellaneous	3,581
Total expenses	89,437
Net investment loss	(28,622)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	380,797
Net realized gain	380,797
Net change in unrealized appreciation (depreciation) on:
Investments	3,408,009
Net change in unrealized appreciation (depreciation)	3,408,009
Net realized and unrealized gain	3,788,806
Net increase in net assets resulting from operations	$3,760,184

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(28,622)	$8,139
Net realized gain on investments	380,797	2,615,962
Net change in unrealized appreciation (depreciation) on investments	3,408,009	(4,127,911)
Net increase (decrease) in net assets resulting from operations	3,760,184	(1,503,810)

Distributions to shareholders:
Investor Class	—	(32,961)
A-Class	—	(2,491)
C-Class	—	(1,724)
H-Class	—	(3,983)
Total distributions to shareholders	—	(41,159)

Capital share transactions:
Proceeds from sale of shares
Investor Class	24,451,212	42,468,953
A-Class	1,431,946	2,130,439
C-Class	165,918	73,859
H-Class	892,214	14,647,439
Distributions reinvested
Investor Class	—	32,394
A-Class	—	2,404
C-Class	—	1,724
H-Class	—	3,946
Cost of shares redeemed
Investor Class	(18,374,315)	(50,743,318)
A-Class	(559,375)	(2,347,132)
C-Class	(87,891)	(372,260)
H-Class	(741,276)	(14,108,477)
Net increase (decrease) from capital share transactions	7,178,433	(8,210,029)
Net increase (decrease) in net assets	10,938,617	(9,754,998)

Net assets:
Beginning of period	5,029,667	14,784,665
End of period	$15,968,284	$5,029,667

Capital share activity:
Shares sold
Investor Class	372,059	587,907
A-Class	23,305	33,729
C-Class	3,388	1,552
H-Class	13,637	226,956
Shares issued from reinvestment of distributions
Investor Class	—	440
A-Class	—	36
C-Class	—	29
H-Class	—	60
Shares redeemed
Investor Class	(274,497)	(704,990)
A-Class	(8,098)	(35,774)
C-Class	(1,682)	(6,497)
H-Class	(11,119)	(223,449)
Net increase (decrease) in shares	116,993	(120,001)

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$53.01	$68.98	$71.23	$70.95	$61.36	$60.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	.08	.32	.36	.52	.22
Net gain (loss) on investments (realized and unrealized)	23.25	(15.86)	2.18	4.48	9.38	.82
Total from investment operations	23.10	(15.78)	2.50	4.84	9.90	1.04
Less distributions from:
Net investment income	—	(.19)	(.52)	(1.64)	(.31)	(.32)
Net realized gains	—	—	(4.23)	(2.92)	—	(.11)
Total distributions	—	(.19)	(4.75)	(4.56)	(.31)	(.43)
Net asset value, end of period	$76.11	$53.01	$68.98	$71.23	$70.95	$61.36

Total Return	43.58%	(22.96%)	4.06%	6.71%	16.20%	1.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,500	$2,839	$11,739	$14,625	$14,413	$15,173
Ratios to average net assets:
Net investment income (loss)	(0.43%)	0.11%	0.45%	0.49%	0.81%	0.35%
Total expenses	1.50%	1.48%	1.46%	1.38%	1.38%	1.34%
Portfolio turnover rate	171%	369%	323%	442%	352%	339%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$48.41	$63.17	$65.82	$66.03	$57.27	$56.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	.01	.11	.17	.23	.08
Net gain (loss) on investments (realized and unrealized)	21.19	(14.58)	1.99	4.18	8.84	.74
Total from investment operations	21.01	(14.57)	2.10	4.35	9.07	.82
Less distributions from:
Net investment income	—	(.19)	(.52)	(1.64)	(.31)	(.32)
Net realized gains	—	—	(4.23)	(2.92)	—	(.11)
Total distributions	—	(.19)	(4.75)	(4.56)	(.31)	(.43)
Net asset value, end of period	$69.42	$48.41	$63.17	$65.82	$66.03	$57.27

Total Return[c]	43.40%	(23.15%)	3.79%	6.46%	15.91%	1.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,226	$816	$1,192	$3,371	$2,180	$7,990
Ratios to average net assets:
Net investment income (loss)	(0.56%)	0.02%	0.17%	0.24%	0.40%	0.15%
Total expenses	1.73%	1.73%	1.71%	1.63%	1.62%	1.60%
Portfolio turnover rate	171%	369%	323%	442%	352%	339%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$42.44	$55.82	$59.16	$60.23	$52.65	$52.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.42)	(.32)	(.36)	(.18)	(.28)
Net gain (loss) on investments (realized and unrealized)	18.55	(12.77)	1.73	3.85	8.07	.64
Total from investment operations	18.19	(13.19)	1.41	3.49	7.89	.36
Less distributions from:
Net investment income	—	(.19)	(.52)	(1.64)	(.31)	(.32)
Net realized gains	—	—	(4.23)	(2.92)	—	(.11)
Total distributions	—	(.19)	(4.75)	(4.56)	(.31)	(.43)
Net asset value, end of period	$60.63	$42.44	$55.82	$59.16	$60.23	$52.65

Total Return[c]	42.86%	(23.73%)	3.03%	5.66%	15.05%	0.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$672	$398	$798	$1,311	$1,327	$1,353
Ratios to average net assets:
Net investment income (loss)	(1.34%)	(0.74%)	(0.56%)	(0.58%)	(0.33%)	(0.54%)
Total expenses	2.48%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	171%	369%	323%	442%	352%	339%

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$47.01	$61.36	$64.06	$64.38	$55.85	$55.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.01)	(.29)	.07	.20	.27
Net gain (loss) on investments (realized and unrealized)	20.57	(14.15)	2.34	4.17	8.64	.51
Total from investment operations	20.40	(14.16)	2.05	4.24	8.84	.78
Less distributions from:
Net investment income	—	(.19)	(.52)	(1.64)	(.31)	(.32)
Net realized gains	—	—	(4.23)	(2.92)	—	(.11)
Total distributions	—	(.19)	(4.75)	(4.56)	(.31)	(.43)
Net asset value, end of period	$67.41	$47.01	$61.36	$64.06	$64.38	$55.85

Total Return	43.40%	(23.17%)	3.81%	6.45%	15.90%	1.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,569	$976	$1,055	$1,910	$3,769	$13,212
Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.01%)	(0.45%)	0.10%	0.34%	0.49%
Total expenses	1.73%	1.72%	1.69%	1.63%	1.63%	1.64%
Portfolio turnover rate	171%	369%	323%	442%	352%	339%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	August 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Barrick Gold Corp.	8.0%
Newmont Corp.	8.0%
Franco-Nevada Corp.	5.8%
Wheaton Precious Metals Corp.	5.2%
Freeport-McMoRan, Inc.	5.2%
Agnico Eagle Mines Ltd.	4.9%
Kirkland Lake Gold Ltd.	4.1%
VanEck Vectors Junior Gold Miners ETF	3.9%
AngloGold Ashanti Ltd. ADR	3.8%
Kinross Gold Corp.	3.7%
Top Ten Total	52.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	83.36%	63.25%	24.78%	(2.23%)
A-Class Shares	83.13%	62.84%	24.46%	(2.49%)
A-Class Shares with sales charge‡	74.43%	55.12%	23.25%	(2.97%)
C-Class Shares	82.47%	61.60%	23.54%	(3.20%)
C-Class Shares with CDSC§	81.47%	60.60%	23.54%	(3.20%)
H-Class Shares**	83.17%	62.84%	24.43%	(2.61%)
S&P 500 Materials Index	42.78%	12.19%	12.18%	9.42%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 95.7%

Mining - 95.7%
Barrick Gold Corp.	315,577	$8,870,869
Newmont Corp.	139,583	8,856,541
Franco-Nevada Corp.	45,584	6,362,615
Wheaton Precious Metals Corp.	117,241	5,753,016
Freeport-McMoRan, Inc.	365,025	5,708,991
Agnico Eagle Mines Ltd.	68,195	5,429,004
Kirkland Lake Gold Ltd.	92,523	4,508,646
AngloGold Ashanti Ltd. ADR	158,105	4,170,810
Kinross Gold Corp.*	461,430	4,069,813
Gold Fields Ltd. ADR	328,035	4,031,550
Royal Gold, Inc.	28,770	3,457,291
Sibanye Stillwater Ltd. ADR	297,857	3,318,127
Pan American Silver Corp.	98,379	3,162,885
B2Gold Corp.	484,380	3,158,158
Yamana Gold, Inc.	500,842	2,844,783
Novagold Resources, Inc.*	211,180	2,510,930
Alamos Gold, Inc. — Class A	255,985	2,255,228
Harmony Gold Mining Company Ltd. ADR*,1	418,980	2,208,025
Equinox Gold Corp.*,1	172,739	2,022,774
Hecla Mining Co.	381,550	1,938,274
Pretium Resources, Inc.*	145,153	1,863,764
SSR Mining, Inc.*,1	92,941	1,735,208
Osisko Gold Royalties Ltd.[1]	142,036	1,680,286
IAMGOLD Corp.*	423,667	1,622,645
Eldorado Gold Corp.*	150,219	1,584,810
First Majestic Silver Corp.*,1	165,977	1,580,101
Coeur Mining, Inc.*	212,348	1,567,128
Sandstorm Gold Ltd.*,1	179,329	1,513,537
MAG Silver Corp.*	89,154	1,449,644
Seabridge Gold, Inc.*,1	71,876	1,349,831
Silvercorp Metals, Inc.	178,226	1,290,356
Fortuna Silver Mines, Inc.*,1	193,282	1,229,273
SilverCrest Metals, Inc.*	139,900	1,187,751
Endeavour Silver Corp.*	239,867	841,933
Gold Resource Corp.	176,267	601,070
Total Mining		105,735,667

Total Common Stocks
(Cost $57,355,045)		105,735,667

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	78,384	4,339,338
Total Exchange-Traded Funds
(Cost $2,451,596)		4,339,338

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$739,288	739,288
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	307,713	307,713
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	280,018	280,018
Total Repurchase Agreements
(Cost $1,327,019)		1,327,019

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	6,868,495	6,868,495
Total Securities Lending Collateral
(Cost $6,868,495)		6,868,495

Total Investments - 107.0%
(Cost $68,002,155)		$118,270,519
Other Assets & Liabilities, net - (7.0)%		(7,742,570)
Total Net Assets - 100.0%		$110,527,949

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
PRECIOUS METALS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$105,735,667	$—	$—	$105,735,667
Exchange-Traded Funds	4,339,338	—	—	4,339,338
Repurchase Agreements	—	1,327,019	—	1,327,019
Securities Lending Collateral	6,868,495	—	—	6,868,495
Total Assets	$116,943,500	$1,327,019	$—	$118,270,519

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $6,574,163 of securities loaned (cost $66,675,136)	$116,943,500
Repurchase agreements, at value (cost $1,327,019)	1,327,019
Cash	19,725
Receivables:
Fund shares sold	166,575
Dividends	52,274
Foreign tax reclaims	6,120
Securities lending income	1,894
Total assets	118,517,107

Liabilities:
Payable for:
Return of securities lending collateral	6,868,495
Fund shares redeemed	608,077
Deferred foreign capital gain taxes	276,532
Management fees	72,921
Transfer agent and administrative fees	26,149
Portfolio accounting fees	9,725
Distribution and service fees	7,208
Trustees’ fees*	1,747
Miscellaneous	118,304
Total liabilities	7,989,158
Commitments and contingent liabilities (Note 10)	—
Net assets	$110,527,949

Net assets consist of:
Paid in capital	$116,294,066
Total distributable earnings (loss)	(5,766,117)
Net assets	$110,527,949

Investor Class:
Net assets	$84,444,536
Capital shares outstanding	1,737,846
Net asset value per share	$48.59

A-Class:
Net assets	$18,651,139
Capital shares outstanding	405,117
Net asset value per share	$46.04
Maximum offering price per share (Net asset value divided by 95.25%)	$48.34

C-Class:
Net assets	$2,526,573
Capital shares outstanding	65,434
Net asset value per share	$38.61

H-Class:
Net assets	$4,905,701
Capital shares outstanding	110,224
Net asset value per share	$44.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $45,578)	$334,050
Interest	251
Income from securities lending, net	26,724
Total investment income	361,025

Expenses:
Management fees	385,647
Distribution and service fees:
A-Class	21,886
C-Class	12,128
H-Class	5,397
Transfer agent and administrative fees	145,355
Registration fees	56,598
Portfolio accounting fees	51,429
Professional fees	35,909
Custodian fees	7,256
Trustees’ fees*	2,378
Line of credit fees	77
Miscellaneous	25,270
Total expenses	749,330
Net investment loss	(388,305)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,943,074
Foreign currency transactions	(5)
Net realized gain	7,943,069
Net change in unrealized appreciation (depreciation) on:
Investments	40,890,863
Net change in unrealized appreciation (depreciation)	40,890,863
Net realized and unrealized gain	48,833,932
Net increase in net assets resulting from operations	$48,445,627

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(388,305)	$(401,880)
Net realized gain on investments	7,943,069	395,134
Net change in unrealized appreciation (depreciation) on investments	40,890,863	(1,122,240)
Net increase (decrease) in net assets resulting from operations	48,445,627	(1,128,986)

Distributions to shareholders:
Investor Class	—	(1,495,304)
A-Class	—	(408,150)
C-Class	—	(74,684)
H-Class	—	(76,974)
Total distributions to shareholders	—	(2,055,112)

Capital share transactions:
Proceeds from sale of shares
Investor Class	280,057,906	345,983,213
A-Class	2,352,887	5,044,797
C-Class	1,423,714	2,843,601
H-Class	3,951,848	27,234,035
Distributions reinvested
Investor Class	—	1,474,406
A-Class	—	401,562
C-Class	—	73,474
H-Class	—	76,042
Cost of shares redeemed
Investor Class	(277,232,521)	(331,255,162)
A-Class	(6,296,047)	(7,292,781)
C-Class	(1,875,205)	(3,692,608)
H-Class	(2,772,054)	(28,223,011)
Net increase (decrease) from capital share transactions	(389,472)	12,667,568
Net increase in net assets	48,056,155	9,483,470

Net assets:
Beginning of period	62,471,794	52,988,324
End of period	$110,527,949	$62,471,794

Capital share activity:
Shares sold
Investor Class	6,514,070	11,365,343
A-Class	59,017	183,721
C-Class	39,800	115,029
H-Class	104,771	1,041,882
Shares issued from reinvestment of distributions
Investor Class	—	44,117
A-Class	—	12,660
C-Class	—	2,746
H-Class	—	2,479
Shares redeemed
Investor Class	(6,517,531)	(10,958,332)
A-Class	(163,120)	(258,645)
C-Class	(54,016)	(151,938)
H-Class	(69,840)	(1,078,358)
Net increase (decrease) in shares	(86,849)	320,704

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$26.50	$26.14	$27.07	$30.82	$27.37	$25.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.12)	(.12)	(.17)	(.23)	(.07)
Net gain (loss) on investments (realized and unrealized)	22.24	1.23 [f]	(.48)	(1.96)	4.85	2.44
Total from investment operations	22.09	1.11	(.60)	(2.13)	4.62	2.37
Less distributions from:
Net investment income	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Total distributions	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Net asset value, end of period	$48.59	$26.50	$26.14	$27.07	$30.82	$27.37

Total Return	83.36%	3.65%	(2.08%)	(6.98%)	16.91%	9.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$84,445	$46,153	$33,724	$33,968	$43,530	$49,321
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.40%)	(0.47%)	(0.57%)	(0.67%)	(0.31%)
Total expenses[c]	1.38%	1.38%	1.39%	1.28%	1.27%	1.25%
Portfolio turnover rate	194%	277%	571%	630%	508%	797%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$25.14	$24.89	$25.85	$29.59	$26.39	$24.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.19)	(.17)	(.22)	(.27)	(.12)
Net gain (loss) on investments (realized and unrealized)	21.09	1.19 [f]	(.46)	(1.90)	4.64	2.34
Total from investment operations	20.90	1.00	(.63)	(2.12)	4.37	2.22
Less distributions from:
Net investment income	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Total distributions	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Net asset value, end of period	$46.04	$25.14	$24.89	$25.85	$29.59	$26.39

Total Return[d]	83.13%	3.39%	(2.30%)	(7.24%)	16.59%	9.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,651	$12,803	$14,222	$12,781	$12,085	$3,711
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(0.67%)	(0.73%)	(0.79%)	(0.82%)	(0.54%)
Total expenses[c]	1.64%	1.63%	1.64%	1.53%	1.52%	1.50%
Portfolio turnover rate	194%	277%	571%	630%	508%	797%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$21.16	$21.19	$22.24	$25.89	$23.38	$21.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.35)	(.32)	(.39)	(.46)	(.26)
Net gain (loss) on investments (realized and unrealized)	17.74	1.07 [f]	(.40)	(1.64)	4.14	2.08
Total from investment operations	17.45	.72	(.72)	(2.03)	3.68	1.82
Less distributions from:
Net investment income	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Total distributions	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Net asset value, end of period	$38.61	$21.16	$21.19	$22.24	$25.89	$23.38

Total Return[d]	82.47%	2.65%	(3.08%)	(7.95%)	15.76%	8.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,527	$1,686	$2,412	$6,697	$7,607	$6,825
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.41%)	(1.53%)	(1.56%)	(1.59%)	(1.34%)
Total expenses[c]	2.39%	2.38%	2.37%	2.28%	2.27%	2.25%
Portfolio turnover rate	194%	277%	571%	630%	508%	797%

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$24.30	$24.06	$25.02	$28.73	$25.64	$23.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.22)	(.18)	(.25)	(.31)	(.11)
Net gain (loss) on investments (realized and unrealized)	20.39	1.21 [f]	(.45)	(1.84)	4.57	2.22
Total from investment operations	20.21	.99	(.63)	(2.09)	4.26	2.11
Less distributions from:
Net investment income	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Total distributions	—	(.75)	(.33)	(1.62)	(1.17)	(.11)
Net asset value, end of period	$44.51	$24.30	$24.06	$25.02	$28.73	$25.64

Total Return	83.17%	3.46%	(2.33%)	(7.36%)	16.65%	9.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,906	$1,830	$2,630	$2,239	$2,954	$2,556
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(0.78%)	(0.78%)	(0.92%)	(0.94%)	(0.53%)
Total expenses[c]	1.63%	1.63%	1.63%	1.53%	1.52%	1.59%
Portfolio turnover rate	194%	277%	571%	630%	508%	797%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
American Tower Corp. — Class A	3.7%
Prologis, Inc.	3.1%
Crown Castle International Corp.	3.1%
Equinix, Inc.	3.0%
Digital Realty Trust, Inc.	2.3%
Public Storage	2.2%
SBA Communications Corp.	2.2%
Welltower, Inc.	1.7%
Weyerhaeuser Co.	1.7%
AvalonBay Communities, Inc.	1.6%
Top Ten Total	24.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	16.12%	(17.16%)	2.98%	5.49%
A-Class Shares with sales charge‡	10.61%	(21.09%)	1.99%	4.98%
C-Class Shares	15.71%	(17.77%)	2.21%	4.69%
C-Class Shares with CDSC§	14.71%	(18.58%)	2.21%	4.69%
H-Class Shares	16.13%	(17.15%)	3.00%	5.49%
MSCI U.S. REIT Index	13.53%	(17.76%)	3.99%	7.90%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

REITs - 95.9%
REITs-Diversified - 25.4%
American Tower Corp. — Class A	576	$139,237
Crown Castle International Corp.	687	114,386
Equinix, Inc.	146	110,979
Digital Realty Trust, Inc.	589	86,442
SBA Communications Corp.	257	81,849
Weyerhaeuser Co.	2,166	61,774
Duke Realty Corp.	1,354	49,963
VICI Properties, Inc.	1,999	46,717
WP Carey, Inc.	684	44,569
Gaming and Leisure Properties, Inc.	1,019	37,635
Lamar Advertising Co. — Class A	497	32,887
Vornado Realty Trust	962	32,429
CoreSite Realty Corp.	270	32,098
PotlatchDeltic Corp.	538	22,650
New Residential Investment Corp.	2,582	20,527
Outfront Media, Inc.	1,250	18,188
EPR Properties	652	17,930
Total REITs-Diversified		950,260

REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	404	60,333
Equity Residential	1,103	56,617
Invitation Homes, Inc.	1,881	52,649
Mid-America Apartment Communities, Inc.	419	48,583
Essex Property Trust, Inc.	234	46,985
UDR, Inc.	1,235	40,273
American Homes 4 Rent — Class A	1,413	40,242
Camden Property Trust	439	39,062
Apartment Investment and Management Co. — Class A	864	29,134
American Campus Communities, Inc.	820	28,634
Total REITs-Apartments		442,512

REITs-Health Care - 9.8%
Welltower, Inc.	1,157	63,739
Ventas, Inc.	1,246	52,282
Healthpeak Properties, Inc.	1,869	50,743
Medical Properties Trust, Inc.	2,356	41,536
Omega Healthcare Investors, Inc.	1,119	33,503
Healthcare Trust of America, Inc. — Class A	1,251	32,526
Healthcare Realty Trust, Inc.	925	27,861
Physicians Realty Trust	1,441	25,808
Sabra Health Care REIT, Inc.	1,535	21,160
CareTrust REIT, Inc.	961	17,101
Total REITs-Health Care		366,259

REITs-Office Property - 9.6%
Alexandria Real Estate Equities, Inc.	376	60,160
Boston Properties, Inc.	569	45,691
Kilroy Realty Corp.	610	31,696
Douglas Emmett, Inc.	1,099	27,585
Cousins Properties, Inc.	942	26,932
JBG SMITH Properties	938	25,082
Hudson Pacific Properties, Inc.	1,096	24,035
Highwoods Properties, Inc.	714	23,969
SL Green Realty Corp.[1]	512	23,741
Equity Commonwealth	849	22,609
Brandywine Realty Trust	1,671	17,278
Paramount Group, Inc.	2,312	16,369
Empire State Realty Trust, Inc. — Class A	2,213	13,544
Total REITs-Office Property		358,691

REITs-Warehouse/Industries - 9.6%
Prologis, Inc.	1,148	115,512
CyrusOne, Inc.	532	37,256
Americold Realty Trust	1,016	36,322
Rexford Industrial Realty, Inc.	700	32,032
First Industrial Realty Trust, Inc.	752	29,930
EastGroup Properties, Inc.	228	29,487
STAG Industrial, Inc.	934	28,478
QTS Realty Trust, Inc. — Class A	420	26,468
Innovative Industrial Properties, Inc.	177	21,967
Total REITs-Warehouse/Industries		357,452

REITs-Storage - 6.2%
Public Storage	377	83,965
Extra Space Storage, Inc.	457	48,894
Iron Mountain, Inc.	1,347	36,086
CubeSmart	1,033	33,376
Life Storage, Inc.	280	29,476
Total REITs-Storage		231,797

REITs-Hotels - 5.3%
MGM Growth Properties LLC — Class A	1,431	40,039
Host Hotels & Resorts, Inc.	3,346	36,103
Park Hotels & Resorts, Inc.	1,953	19,510
Apple Hospitality REIT, Inc.	1,951	18,749
Ryman Hospitality Properties, Inc.	505	18,584
Sunstone Hotel Investors, Inc.	2,168	17,214
Pebblebrook Hotel Trust	1,300	16,289
Service Properties Trust	1,917	15,240
RLJ Lodging Trust	1,733	15,008
Total REITs-Hotels		196,736

REITs-Single Tenant - 5.0%
Realty Income Corp.	991	60,203
STORE Capital Corp.	1,250	34,288
National Retail Properties, Inc.	907	31,301
Agree Realty Corp.	388	24,692
Spirit Realty Capital, Inc.	714	24,098
Essential Properties Realty Trust, Inc.	925	16,946
Total REITs-Single Tenant		191,528

REITs-Shopping Centers - 4.3%
Regency Centers Corp.	860	32,697
Federal Realty Investment Trust	402	29,523
Kimco Realty Corp.	2,473	27,846
Brixmor Property Group, Inc.	2,015	23,555
Weingarten Realty Investors	1,141	19,351

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
REAL ESTATE FUND

	Shares	Value
Retail Opportunity Investments Corp.	1,376	$14,331
Urban Edge Properties	1,409	13,696
Total REITs-Shopping Centers		160,999

REITs-Mortgage - 3.9%
Annaly Capital Management, Inc.	5,721	40,734
AGNC Investment Corp.	2,609	36,291
Starwood Property Trust, Inc.	1,744	26,317
Blackstone Mortgage Trust, Inc. — Class A	1,054	23,156
Chimera Investment Corp.	2,174	17,827
Total REITs-Mortgage		144,325

REITs-Regional Malls - 2.9%
Simon Property Group, Inc.	886	57,307
Taubman Centers, Inc.	554	18,443
Macerich Co.[1]	1,846	12,534
Brookfield Property REIT, Inc. — Class A1	907	11,102
Tanger Factory Outlet Centers, Inc.[1]	1,605	9,678
Total REITs-Regional Malls		109,064

REITs-Manufactured Homes - 2.1%
Equity LifeStyle Properties, Inc.	719	44,075
Sun Communities, Inc.	233	32,762
Total REITs-Manufactured Homes		76,837

Total REITs		3,586,460

Real Estate - 3.6%
Real Estate Management/Services - 1.6%
Redfin Corp.*	610	30,457
Jones Lang LaSalle, Inc.	297	28,411
Total Real Estate Management/Services		58,868

Real Estate Services - 1.4%
CBRE Group, Inc. — Class A*	1,104	51,855

Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	403	23,213
Total Real Estate		133,936

Total Common Stocks
(Cost $3,302,852)		3,720,396

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$14,570	14,570
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	6,065	6,065
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	5,519	5,519
Total Repurchase Agreements
(Cost $26,154)		26,154

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	43,746	43,746
Total Securities Lending Collateral
(Cost $43,746)		43,746

Total Investments - 101.4%
(Cost $3,372,752)		$3,790,296
Other Assets & Liabilities, net - (1.4)%		(51,882)
Total Net Assets - 100.0%		$3,738,414

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,720,396	$—	$—	$3,720,396
Repurchase Agreements	—	26,154	—	26,154
Securities Lending Collateral	43,746	—	—	43,746
Total Assets	$3,764,142	$26,154	$—	$3,790,296

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $42,412 of securities loaned (cost $3,346,598)	$3,764,142
Repurchase agreements, at value (cost $26,154)	26,154
Receivables:
Securities sold	148,396
Dividends	23,056
Fund shares sold	1,101
Securities lending income	198
Total assets	3,963,047

Liabilities:
Payable for:
Fund shares redeemed	166,206
Return of securities lending collateral	43,746
Management fees	4,922
Distribution and service fees	1,600
Transfer agent and administrative fees	1,558
Portfolio accounting fees	579
Trustees’ fees*	87
Miscellaneous	5,935
Total liabilities	224,633
Commitments and contingent liabilities (Note 10)	—
Net assets	$3,738,414

Net assets consist of:
Paid in capital	$10,583,099
Total distributable earnings (loss)	(6,844,685)
Net assets	$3,738,414

A-Class:
Net assets	$588,214
Capital shares outstanding	16,501
Net asset value per share	$35.65
Maximum offering price per share (Net asset value divided by 95.25%)	$37.43

C-Class:
Net assets	$239,597
Capital shares outstanding	7,821
Net asset value per share	$30.64

H-Class:
Net assets	$2,910,603
Capital shares outstanding	81,824
Net asset value per share	$35.57

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$58,703
Interest	6
Income from securities lending, net	523
Total investment income	59,232

Expenses:
Management fees	16,851
Distribution and service fees:
A-Class	900
C-Class	1,468
H-Class	3,689
Transfer agent and administrative fees	5,716
Registration fees	2,183
Portfolio accounting fees	1,983
Professional fees	1,562
Custodian fees	302
Trustees’ fees*	109
Line of credit fees	16
Miscellaneous	649
Total expenses	35,428
Net investment income	23,804

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,036,167)
Net realized loss	(1,036,167)
Net change in unrealized appreciation (depreciation) on:
Investments	841,451
Net change in unrealized appreciation (depreciation)	841,451
Net realized and unrealized loss	(194,716)
Net decrease in net assets resulting from operations	$(170,912)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,804	$302,126
Net realized gain (loss) on investments	(1,036,167)	1,681,715
Net change in unrealized appreciation (depreciation) on investments	841,451	(2,946,772)
Net decrease in net assets resulting from operations	(170,912)	(962,931)

Distributions to shareholders:
A-Class	—	(17,317)
C-Class	—	(21,349)
H-Class	—	(210,026)
Total distributions to shareholders	—	(248,692)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,459	1,220,926
C-Class	420,397	3,584,439
H-Class	14,397,833	147,081,645
Distributions reinvested
A-Class	—	16,981
C-Class	—	21,107
H-Class	—	206,460
Cost of shares redeemed
A-Class	(328,121)	(853,685)
C-Class	(661,943)	(3,697,102)
H-Class	(13,431,706)	(162,669,284)
Net increase (decrease) from capital share transactions	413,919	(15,088,513)
Net increase (decrease) in net assets	243,007	(16,300,136)

Net assets:
Beginning of period	3,495,407	19,795,543
End of period	$3,738,414	$3,495,407

Capital share activity:
Shares sold
A-Class	487	29,793
C-Class	14,007	97,673
H-Class	393,355	3,500,708
Shares issued from reinvestment of distributions
A-Class	—	399
C-Class	—	573
H-Class	—	4,858
Shares redeemed
A-Class	(9,436)	(20,691)
C-Class	(22,413)	(101,540)
H-Class	(386,111)	(3,879,104)
Net decrease in shares	(10,111)	(367,331)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.70	$41.24	$35.92	$37.55	$37.31	$38.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.56	.46	.65	.34	.65
Net gain (loss) on investments (realized and unrealized)	4.73 [d]	(10.37)	5.12 [d]	(2.08)	2.15	(1.24)
Total from investment operations	4.95	(9.81)	5.58	(1.43)	2.49	(.59)
Less distributions from:
Net investment income	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Total distributions	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Net asset value, end of period	$35.65	$30.70	$41.24	$35.92	$37.55	$37.31

Total Return[c]	16.12%	(24.28%)	15.58%	(3.85%)	7.17%	(1.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$588	$781	$658	$486	$1,762	$9,223
Ratios to average net assets:
Net investment income (loss)	1.26%	1.33%	1.18%	1.69%	0.89%	1.82%
Total expenses	1.74%	1.72%	1.72%	1.63%	1.63%	1.62%
Portfolio turnover rate	381%	539%	877%	1,010%	1,060%	880%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$26.48	$35.94	$31.57	$33.28	$33.56	$34.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.26	.31	.29	.19	.22
Net gain (loss) on investments (realized and unrealized)	4.10 [d]	(8.99)	4.32 [d]	(1.80)	1.78	(1.03)
Total from investment operations	4.16	(8.73)	4.63	(1.51)	1.97	(.81)
Less distributions from:
Net investment income	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Total distributions	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Net asset value, end of period	$30.64	$26.48	$35.94	$31.57	$33.28	$33.56

Total Return[c]	15.71%	(24.86%)	14.72%	(4.56%)	6.37%	(2.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240	$430	$702	$993	$999	$1,947
Ratios to average net assets:
Net investment income (loss)	0.42%	0.71%	0.94%	0.86%	0.56%	0.69%
Total expenses	2.50%	2.47%	2.46%	2.38%	2.38%	2.36%
Portfolio turnover rate	381%	539%	877%	1,010%	1,060%	880%

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.63	$41.14	$35.82	$37.45	$37.21	$38.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.55	.65	.92	.27	.71
Net gain (loss) on investments (realized and unrealized)	4.72 [d]	(10.33)	4.93 [d]	(2.35)	2.22	(1.31)
Total from investment operations	4.94	(9.78)	5.58	(1.43)	2.49	(.60)
Less distributions from:
Net investment income	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Total distributions	—	(.73)	(.26)	(.20)	(2.25)	(.44)
Net asset value, end of period	$35.57	$30.63	$41.14	$35.82	$37.45	$37.21

Total Return	16.13%	(24.27%)	15.63%	(3.86%)	7.18%	(1.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,911	$2,284	$18,436	$8,800	$6,322	$34,504
Ratios to average net assets:
Net investment income (loss)	1.26%	1.30%	1.69%	2.43%	0.70%	1.97%
Total expenses	1.73%	1.72%	1.71%	1.63%	1.62%	1.62%
Portfolio turnover rate	381%	539%	877%	1,010%	1,060%	880%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001
H-Class	April 21, 1998

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	11.3%
Walmart, Inc.	5.6%
Home Depot, Inc.	4.8%
Costco Wholesale Corp.	4.3%
Alibaba Group Holding Ltd. ADR	4.2%
Lowe’s Companies, Inc.	3.8%
Target Corp.	3.0%
TJX Companies, Inc.	2.7%
Booking Holdings, Inc.	2.7%
Dollar General Corp.	2.4%
Top Ten Total	44.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	58.91%	33.65%	11.87%	13.65%
A-Class Shares	58.74%	33.35%	11.61%	13.38%
A-Class Shares with sales charge‡	51.20%	27.03%	10.53%	12.83%
C-Class Shares	58.09%	32.32%	10.76%	12.51%
C-Class Shares with CDSC§	57.09%	31.32%	10.76%	12.51%
H-Class Shares**	58.71%	33.35%	11.61%	13.28%
S&P 500 Consumer Discretionary Index	52.87%	28.89%	17.03%	18.17%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Retail - 58.2%
Walmart, Inc.	6,559	$917,670
Home Depot, Inc.	2,838	788,141
Costco Wholesale Corp.	1,991	706,805
Lowe’s Companies, Inc.	3,753	622,473
Target Corp.	3,192	502,485
TJX Companies, Inc.	8,114	451,544
Dollar General Corp.	1,912	400,793
O’Reilly Automotive, Inc.*	692	319,067
Ross Stores, Inc.	3,410	318,221
Best Buy Company, Inc.	2,729	303,710
Walgreens Boots Alliance, Inc.	8,250	296,340
AutoZone, Inc.*	239	281,456
Dollar Tree, Inc.*	2,846	259,954
Tractor Supply Co.	1,588	227,624
Tiffany & Co.	1,783	206,561
CarMax, Inc.*	2,195	201,742
Burlington Stores, Inc.*	972	200,319
Genuine Parts Co.	2,057	195,765
Ulta Beauty, Inc.*	857	191,951
Advance Auto Parts, Inc.	1,157	177,600
Carvana Co.*	770	171,756
L Brands, Inc.	5,200	165,412
Floor & Decor Holdings, Inc. — Class A*	2,058	153,938
RH*	393	150,370
Williams-Sonoma, Inc.	1,630	147,417
Five Below, Inc.*	1,115	141,605
Gap, Inc.	8,221	140,004
BJ’s Wholesale Club Holdings, Inc.*	3,248	134,954
Ollie’s Bargain Outlet Holdings, Inc.*	1,529	133,558
Dick’s Sporting Goods, Inc.	2,131	123,342
Foot Locker, Inc.	2,974	98,231
National Vision Holdings, Inc.*	2,495	95,409
American Eagle Outfitters, Inc.	5,879	87,068
Kohl’s Corp.	4,563	84,552
Nordstrom, Inc.[1]	5,640	67,229
Signet Jewelers Ltd.	2,851	53,314
Abercrombie & Fitch Co. — Class A	3,507	48,853
Children’s Place, Inc.	1,261	35,749
Total Retail		9,602,982

Internet - 37.2%
Amazon.com, Inc.*	595	1,873,494
Alibaba Group Holding Ltd. ADR*	2,341	688,207
Booking Holdings, Inc.*	263	449,909
eBay, Inc.	6,687	348,393
JD.com, Inc. ADR*	4,212	326,893
Wayfair, Inc. — Class A*	1,029	299,449
Chewy, Inc. — Class A*	4,808	263,623
MercadoLibre, Inc.*	229	247,888
Etsy, Inc.*	1,805	219,542
Trip.com Group Ltd. ADR*	6,981	217,388
Expedia Group, Inc.	2,116	194,016
Pinduoduo, Inc. ADR*	2,599	192,716
Farfetch Ltd. — Class A*	6,422	161,578
Vipshop Holdings Ltd. ADR*	9,904	154,899
GrubHub, Inc.*	2,006	145,094
Baozun, Inc. ADR*,1	4,428	143,866
Stamps.com, Inc.*	499	120,234
Stitch Fix, Inc. — Class A*,1	3,295	89,393
Total Internet		6,136,582

Distribution & Wholesale - 2.2%
Pool Corp.	624	208,753
LKQ Corp.*	5,375	149,049
Total Distribution & Wholesale		357,802

Commercial Services - 1.0%
Aaron’s, Inc.	1,891	107,125
Monro, Inc.	1,566	63,533
Total Commercial Services		170,658

Oil & Gas - 0.6%
Murphy USA, Inc.*	803	103,001

Apparel - 0.5%
Urban Outfitters, Inc.*	3,644	75,831

Total Common Stocks
(Cost $11,986,812)		16,446,856

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$86,411	86,411
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	35,967	35,967
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	32,730	32,730
Total Repurchase Agreements
(Cost $155,108)		155,108

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	254,316	254,316
Total Securities Lending Collateral
(Cost $254,316)		254,316

Total Investments - 102.1%
(Cost $12,396,236)		$16,856,280
Other Assets & Liabilities, net - (2.1)%		(344,745)
Total Net Assets - 100.0%		$16,511,535

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,446,856	$—	$—	$16,446,856
Repurchase Agreements	—	155,108	—	155,108
Securities Lending Collateral	254,316	—	—	254,316
Total Assets	$16,701,172	$155,108	$—	$16,856,280

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $250,108 of securities loaned (cost $12,241,128)	$16,701,172
Repurchase agreements, at value (cost $155,108)	155,108
Receivables:
Securities sold	1,792,010
Dividends	7,444
Fund shares sold	3,190
Securities lending income	164
Total assets	18,659,088

Liabilities:
Payable for:
Fund shares redeemed	1,849,813
Return of securities lending collateral	254,316
Management fees	17,371
Transfer agent and administrative fees	5,497
Portfolio accounting fees	2,044
Distribution and service fees	1,145
Trustees’ fees*	251
Miscellaneous	17,116
Total liabilities	2,147,553
Commitments and contingent liabilities (Note 10)	—
Net assets	$16,511,535

Net assets consist of:
Paid in capital	$14,112,421
Total distributable earnings (loss)	2,399,114
Net assets	$16,511,535

Investor Class:
Net assets	$14,150,959
Capital shares outstanding	311,117
Net asset value per share	$45.48

A-Class:
Net assets	$1,240,043
Capital shares outstanding	28,935
Net asset value per share	$42.86
Maximum offering price per share (Net asset value divided by 95.25%)	$45.00

C-Class:
Net assets	$339,976
Capital shares outstanding	9,086
Net asset value per share	$37.42

H-Class:
Net assets	$780,557
Capital shares outstanding	18,666
Net asset value per share	$41.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $466)	$54,647
Interest	26
Income from securities lending, net	1,420
Total investment income	56,093

Expenses:
Management fees	65,089
Distribution and service fees:
A-Class	1,141
C-Class	1,563
H-Class	2,527
Transfer agent and administrative fees	21,391
Registration fees	8,430
Portfolio accounting fees	7,660
Professional fees	4,957
Custodian fees	1,040
Trustees’ fees*	337
Miscellaneous	3,596
Total expenses	117,731
Net investment loss	(61,638)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	38,900
Net realized gain	38,900
Net change in unrealized appreciation (depreciation) on:
Investments	4,594,213
Net change in unrealized appreciation (depreciation)	4,594,213
Net realized and unrealized gain	4,633,113
Net increase in net assets resulting from operations	$4,571,475

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(61,638)	$(38,822)
Net realized gain on investments	38,900	4,774,021
Net change in unrealized appreciation (depreciation) on investments	4,594,213	(6,572,492)
Net increase (decrease) in net assets resulting from operations	4,571,475	(1,837,293)

Capital share transactions:
Proceeds from sale of shares
Investor Class	31,144,065	31,349,501
A-Class	621,244	3,834,435
C-Class	174,005	834,190
H-Class	5,806,886	3,326,658
Cost of shares redeemed
Investor Class	(23,855,175)	(48,988,755)
A-Class	(183,525)	(9,222,466)
C-Class	(198,238)	(1,028,876)
H-Class	(5,916,372)	(9,207,289)
Net increase (decrease) from capital share transactions	7,592,890	(29,102,602)
Net increase (decrease) in net assets	12,164,365	(30,939,895)

Net assets:
Beginning of period	4,347,170	35,287,065
End of period	$16,511,535	$4,347,170

Capital share activity:
Shares sold
Investor Class	760,377	925,612
A-Class	16,643	124,928
C-Class	5,477	29,194
H-Class	149,317	105,560
Shares redeemed
Investor Class	(565,095)	(1,489,548)
A-Class	(4,595)	(291,563)
C-Class	(6,121)	(36,199)
H-Class	(143,749)	(295,381)
Net increase (decrease) in shares	212,254	(927,397)

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$28.62	$33.46	$30.17	$26.78	$26.98	$28.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.06)	(.02)	.11	.03	(.03)
Net gain (loss) on investments (realized and unrealized)	17.01	(4.78)	3.35	3.28	(.23)	(1.10)
Total from investment operations	16.86	(4.84)	3.33	3.39	(.20)	(1.13)
Less distributions from:
Net investment income	—	—	(.03)	—	—	(.02)
Net realized gains	—	—	(.01)	—	—	—
Total distributions	—	—	(.04)	—	—	(.02)
Net asset value, end of period	$45.48	$28.62	$33.46	$30.17	$26.78	$26.98

Total Return	58.91%	(14.47%)	11.06%	12.66%	(0.74%)	(4.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,151	$3,316	$22,748	$19,876	$8,498	$10,265
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.17%)	(0.07%)	0.40%	0.10%	(0.10%)
Total expenses	1.47%	1.47%	1.45%	1.37%	1.37%	1.34%
Portfolio turnover rate	169%	228%	314%	1,306%	887%	238%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$27.00	$31.64	$28.60	$25.44	$25.69	$26.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.13)	(.05)	— [c]	(.08)	(.09)
Net gain (loss) on investments (realized and unrealized)	16.06	(4.51)	3.13	3.16	(.17)	(1.05)
Total from investment operations	15.86	(4.64)	3.08	3.16	(.25)	(1.14)
Less distributions from:
Net investment income	—	—	(.03)	—	—	(.02)
Net realized gains	—	—	(.01)	—	—	—
Total distributions	—	—	(.04)	—	—	(.02)
Net asset value, end of period	$42.86	$27.00	$31.64	$28.60	$25.44	$25.69

Total Return[d]	58.74%	(14.66%)	10.80%	12.42%	(0.97%)	(4.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,240	$456	$5,806	$1,260	$1,217	$6,313
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.42%)	(0.16%)	— [g]	(0.34%)	(0.36%)
Total expenses	1.72%	1.72%	1.72%	1.63%	1.62%	1.60%
Portfolio turnover rate	169%	228%	314%	1,306%	887%	238%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$23.67	$27.95	$25.46	$22.83	$23.23	$24.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.33)	(.31)	(.17)	(.23)	(.24)
Net gain (loss) on investments (realized and unrealized)	14.04	(3.95)	2.84	2.80	(.17)	(.97)
Total from investment operations	13.75	(4.28)	2.53	2.63	(.40)	(1.21)
Less distributions from:
Net investment income	—	—	(.03)	—	—	(.02)
Net realized gains	—	—	(.01)	—	—	—
Total distributions	—	—	(.04)	—	—	(.02)
Net asset value, end of period	$37.42	$23.67	$27.95	$25.46	$22.83	$23.23

Total Return[d]	58.09%	(15.31%)	9.97%	11.52%	(1.76%)	(4.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$340	$230	$468	$603	$1,601	$2,532
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.16%)	(1.15%)	(0.71%)	(1.00%)	(1.04%)
Total expenses	2.48%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	169%	228%	314%	1,306%	887%	238%

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$26.35	$30.87	$27.91	$24.83	$25.07	$26.22
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.20)	(.11)	.05	(—)[c]	(.11)
Net gain (loss) on investments (realized and unrealized)	15.67	(4.32)	3.11	3.03	(.24)	(1.02)
Total from investment operations	15.47	(4.52)	3.00	3.08	(.24)	(1.13)
Less distributions from:
Net investment income	—	—	(.03)	—	—	(.02)
Net realized gains	—	—	(.01)	—	—	—
Total distributions	—	—	(.04)	—	—	(.02)
Net asset value, end of period	$41.82	$26.35	$30.87	$27.91	$24.83	$25.07

Total Return	58.71%	(14.64%)	10.81%	12.40%	(0.96%)	(4.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$781	$345	$6,265	$5,079	$411	$3,407
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.64%)	(0.37%)	0.18%	(—)[f]	(0.44%)
Total expenses	1.71%	1.72%	1.70%	1.62%	1.62%	1.71%
Portfolio turnover rate	169%	228%	314%	1,306%	887%	238%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[f]	Less than 0.01% or (0.01%).

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 29, 1998

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.1%
Microsoft Corp.	4.5%
Alphabet, Inc. — Class A	3.5%
Facebook, Inc. — Class A	3.1%
Visa, Inc. — Class A	2.3%
NVIDIA Corp.	2.1%
Mastercard, Inc. — Class A	2.0%
PayPal Holdings, Inc.	1.8%
Adobe, Inc.	1.7%
salesforce.com, Inc.	1.7%
Top Ten Total	27.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	47.13%	39.52%	22.83%	15.93%
A-Class Shares	46.94%	39.17%	22.53%	15.63%
A-Class Shares with sales charge‡	39.96%	32.56%	21.34%	15.07%
C-Class Shares	46.39%	38.14%	21.61%	14.76%
C-Class Shares with CDSC§	45.39%	37.14%	21.61%	14.76%
H-Class Shares**	46.95%	39.18%	22.52%	15.49%
S&P 500 Information Technology Index	46.13%	47.23%	27.18%	20.50%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Software - 31.7%
Microsoft Corp.	16,205	$3,408,398
Adobe, Inc.*	2,659	1,304,053
salesforce.com, Inc.*	5,153	1,295,052
Oracle Corp.	18,699	1,116,330
Zoom Video Communications, Inc. — Class A*	2,184	1,026,720
ServiceNow, Inc.*	1,723	835,655
Intuit, Inc.	2,466	804,434
Fidelity National Information Services, Inc.	5,377	791,548
Fiserv, Inc.*	6,655	685,798
Activision Blizzard, Inc.	8,335	674,718
VMware, Inc. — Class A*,1	4,605	661,600
Workday, Inc. — Class A*	2,872	617,853
Autodesk, Inc.*	2,616	604,322
DocuSign, Inc.*	2,609	561,561
Twilio, Inc. — Class A*	2,196	542,610
Electronic Arts, Inc.*	4,038	526,596
Synopsys, Inc.*	2,320	496,434
Splunk, Inc.*	2,543	478,415
Atlassian Corporation plc — Class A*	2,590	470,836
Cadence Design Systems, Inc.*	4,414	470,665
ANSYS, Inc.*	1,412	462,049
Paychex, Inc.	5,631	449,185
NetEase, Inc. ADR	975	443,303
RingCentral, Inc. — Class A*	1,586	435,532
Sea Ltd. ADR*	2,626	404,509
Coupa Software, Inc.*	1,409	386,404
Paycom Software, Inc.*	1,209	376,362
Take-Two Interactive Software, Inc.*	2,215	365,962
Akamai Technologies, Inc.*	3,256	359,918
Citrix Systems, Inc.	2,554	351,711
Slack Technologies, Inc. — Class A*	12,537	336,744
SS&C Technologies Holdings, Inc.	5,434	328,866
MongoDB, Inc.*	1,387	321,104
Jack Henry & Associates, Inc.	1,780	289,410
PTC, Inc.*	3,070	253,950
Five9, Inc.*	1,947	252,487
Dropbox, Inc. — Class A*	12,381	238,458
Alteryx, Inc. — Class A*,1	2,087	236,979
Nutanix, Inc. — Class A*	8,108	179,836
Total Software		23,846,367

Semiconductors - 19.5%
NVIDIA Corp.	2,940	1,591,187
Intel Corp.	24,282	1,257,322
Broadcom, Inc.	2,786	1,014,995
QUALCOMM, Inc.	8,253	971,213
Texas Instruments, Inc.	6,719	959,406
Advanced Micro Devices, Inc.*	10,347	848,351
Applied Materials, Inc.	10,646	632,905
Lam Research Corp.	1,823	604,780
Micron Technology, Inc.*	12,225	574,086
Analog Devices, Inc.	4,723	551,363
NXP Semiconductor N.V.	4,060	506,729
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,163	499,634
KLA Corp.	2,455	475,632
ASML Holding N.V. — Class G1	1,207	445,709
Marvell Technology Group Ltd.	10,898	432,651
Xilinx, Inc.	4,110	428,426
Skyworks Solutions, Inc.	2,919	424,714
Microchip Technology, Inc.	4,120	423,371
Maxim Integrated Products, Inc.	5,277	356,778
Qorvo, Inc.*	2,457	316,978
Monolithic Power Systems, Inc.	1,107	309,528
Teradyne, Inc.	3,827	304,093
IPG Photonics Corp.*	1,480	251,556
ON Semiconductor Corp.*	11,478	248,958
Cree, Inc.*	3,511	223,791
Total Semiconductors		14,654,156

Internet - 16.4%
Alphabet, Inc. — Class A*	1,802	2,641,011
Facebook, Inc. — Class A*	8,972	2,349,767
Shopify, Inc. — Class A*	611	625,035
Baidu, Inc. ADR*	4,337	549,021
Snap, Inc. — Class A*	20,763	542,122
Twitter, Inc.*	11,873	528,349
Match Group, Inc.*	4,110	454,771
Okta, Inc.*	2,126	454,645
Pinterest, Inc. — Class A*	10,774	447,229
Palo Alto Networks, Inc.*	1,686	412,648
Zillow Group, Inc. — Class C*	4,019	408,290
VeriSign, Inc.*	1,974	404,374
Weibo Corp. ADR*	10,355	377,233
CDW Corp.	2,952	352,853
Momo, Inc. ADR	25,605	352,325
Zendesk, Inc.*	2,923	300,835
NortonLifeLock, Inc.	14,125	294,365
IAC*	2,233	267,469
F5 Networks, Inc.*	1,864	228,843
Proofpoint, Inc.*	1,979	208,883
TripAdvisor, Inc.	6,702	131,292
Total Internet		12,331,360

Computers - 13.7%
Apple, Inc.	33,136	3,837,480
International Business Machines Corp.	7,031	855,462
Dell Technologies, Inc. — Class C*	8,892	601,899
Accenture plc — Class A	2,577	582,376
Cognizant Technology Solutions Corp. — Class A	7,371	511,695
Crowdstrike Holdings, Inc. — Class A*	3,486	478,698
HP, Inc.	22,522	427,693
Check Point Software Technologies Ltd.*	3,356	403,861
Zscaler, Inc.*	2,721	382,817
Fortinet, Inc.*	3,153	371,455
Seagate Technology plc	6,004	295,817
Leidos Holdings, Inc.	3,296	293,838
Hewlett Packard Enterprise Co.	30,257	283,508
Western Digital Corp.	7,466	272,882

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
TECHNOLOGY FUND

	Shares	Value
NetApp, Inc.	6,120	$268,301
Lumentum Holdings, Inc.*	2,727	204,880
DXC Technology Co.	9,831	175,483
Total Computers		10,248,145

Commercial Services - 5.2%
PayPal Holdings, Inc.*	6,920	1,363,448
Square, Inc. — Class A*	4,696	763,335
Automatic Data Processing, Inc.	4,657	649,605
Global Payments, Inc.	3,335	592,229
FleetCor Technologies, Inc.*	1,575	375,007
Euronet Worldwide, Inc.*	1,965	179,012
Total Commercial Services		3,922,636

Diversified Financial Services - 4.6%
Visa, Inc. — Class A	8,496	1,698,945
Mastercard, Inc. — Class A	4,553	1,539,688
Western Union Co.	11,196	239,930
Total Diversified Financial Services		3,478,563

Telecommunications - 3.3%
Cisco Systems, Inc.	27,053	1,065,618
Motorola Solutions, Inc.	2,723	426,993
Corning, Inc.	12,681	410,991
Arista Networks, Inc.*	1,633	337,917
Juniper Networks, Inc.	9,960	214,140
Total Telecommunications		2,455,659

Electronics - 2.3%
Amphenol Corp. — Class A	4,327	468,484
TE Connectivity Ltd.	4,032	394,088
Keysight Technologies, Inc.*	3,641	359,658
Trimble, Inc.*	6,007	292,541
FLIR Systems, Inc.	5,027	180,218
Total Electronics		1,694,989

Energy-Alternate Sources - 1.4%
SolarEdge Technologies, Inc.*	2,052	489,094
Enphase Energy, Inc.*	3,776	311,860
First Solar, Inc.*	3,601	238,386
Total Energy-Alternate Sources		1,039,340

Advertising - 0.6%
Trade Desk, Inc. — Class A*	879	456,008

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	1,202	303,457

Electrical Components & Equipment - 0.3%
Universal Display Corp.	1,406	254,120

Total Common Stocks
(Cost $44,522,172)		74,684,800

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$293,153	293,153
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	122,018	122,018
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	111,037	111,037
Total Repurchase Agreements
(Cost $526,208)		526,208

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	995,558	995,558
Total Securities Lending Collateral
(Cost $995,558)		995,558

Total Investments - 101.4%
(Cost $46,043,938)		$76,206,566
Other Assets & Liabilities, net - (1.4)%		(1,026,801)
Total Net Assets - 100.0%		$75,179,765

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
TECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$74,684,800	$—	$—	$74,684,800
Repurchase Agreements	—	526,208	—	526,208
Securities Lending Collateral	995,558	—	—	995,558
Total Assets	$75,680,358	$526,208	$—	$76,206,566

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $964,156 of securities loaned (cost $45,517,730)	$75,680,358
Repurchase agreements, at value (cost $526,208)	526,208
Receivables:
Fund shares sold	144,214
Dividends	25,715
Foreign tax reclaims	1,107
Securities lending income	81
Total assets	76,377,683

Liabilities:
Payable for:
Return of securities lending collateral	995,558
Management fees	52,838
Fund shares redeemed	41,136
Transfer agent and administrative fees	16,720
Distribution and service fees	7,701
Portfolio accounting fees	6,218
Trustees’ fees*	1,130
Miscellaneous	76,617
Total liabilities	1,197,918
Commitments and contingent liabilities (Note 10)	—
Net assets	$75,179,765

Net assets consist of:
Paid in capital	$43,530,829
Total distributable earnings (loss)	31,648,936
Net assets	$75,179,765

Investor Class:
Net assets	$56,642,714
Capital shares outstanding	384,184
Net asset value per share	$147.44

A-Class:
Net assets	$8,089,240
Capital shares outstanding	59,325
Net asset value per share	$136.35
Maximum offering price per share (Net asset value divided by 95.25%)	$143.15

C-Class:
Net assets	$5,628,285
Capital shares outstanding	46,754
Net asset value per share	$120.38

H-Class:
Net assets	$4,819,526
Capital shares outstanding	36,153
Net asset value per share	$133.31

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $553)	$291,457
Interest	122
Income from securities lending, net	6,707
Total investment income	298,286

Expenses:
Management fees	278,261
Distribution and service fees:
A-Class	9,046
C-Class	25,319
H-Class	14,400
Transfer agent and administrative fees	92,553
Registration fees	36,037
Portfolio accounting fees	32,746
Professional fees	22,798
Custodian fees	4,630
Trustees’ fees*	1,531
Line of credit fees	13
Miscellaneous	17,096
Total expenses	534,430
Net investment loss	(236,144)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,826,865
Net realized gain	4,826,865
Net change in unrealized appreciation (depreciation) on:
Investments	17,415,168
Net change in unrealized appreciation (depreciation)	17,415,168
Net realized and unrealized gain	22,242,033
Net increase in net assets resulting from operations	$22,005,889

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(236,144)	$(238,094)
Net realized gain on investments	4,826,865	7,471,785
Net change in unrealized appreciation (depreciation) on investments	17,415,168	(9,218,136)
Net increase (decrease) in net assets resulting from operations	22,005,889	(1,984,445)

Distributions to shareholders:
Investor Class	—	(218,299)
A-Class	—	(36,076)
C-Class	—	(29,921)
H-Class	—	(44,819)
Total distributions to shareholders	—	(329,115)

Capital share transactions:
Proceeds from sale of shares
Investor Class	62,368,645	114,605,193
A-Class	1,051,563	2,836,127
C-Class	2,496,772	3,924,183
H-Class	23,685,337	30,618,988
Distributions reinvested
Investor Class	—	214,441
A-Class	—	35,404
C-Class	—	29,756
H-Class	—	44,810
Cost of shares redeemed
Investor Class	(41,633,481)	(150,527,001)
A-Class	(868,223)	(3,403,826)
C-Class	(2,447,588)	(5,615,143)
H-Class	(27,222,151)	(40,117,567)
Net increase (decrease) from capital share transactions	17,430,874	(47,354,635)
Net increase (decrease) in net assets	39,436,763	(49,668,195)

Net assets:
Beginning of period	35,743,002	85,411,197
End of period	$75,179,765	$35,743,002

Capital share activity:
Shares sold
Investor Class	469,310	1,049,477
A-Class	9,021	28,267
C-Class	24,501	43,711
H-Class	231,964	314,033
Shares issued from reinvestment of distributions
Investor Class	—	1,897
A-Class	—	338
C-Class	—	320
H-Class	—	438
Shares redeemed
Investor Class	(316,541)	(1,419,055)
A-Class	(7,041)	(34,820)
C-Class	(23,909)	(64,028)
H-Class	(233,680)	(415,628)
Net increase (decrease) in shares	153,625	(495,050)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$100.21	$101.77	$94.62	$75.45	$60.53	$61.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.22)	(.31)	(.29)	(.09)	(.06)
Net gain (loss) on investments (realized and unrealized)	47.62	(.80)	11.99	20.66	15.01	(.64)
Total from investment operations	47.23	(1.02)	11.68	20.37	14.92	(.70)
Less distributions from:
Net realized gains	—	(.54)	(4.53)	(1.20)	—	—
Total distributions	—	(.54)	(4.53)	(1.20)	—	—
Net asset value, end of period	$147.44	$100.21	$101.77	$94.62	$75.45	$60.53

Total Return	47.13%	(1.06%)	13.05%	27.11%	24.63%	(1.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,643	$23,190	$60,972	$76,820	$55,016	$22,167
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.20%)	(0.32%)	(0.34%)	(0.13%)	(0.10%)
Total expenses	1.47%	1.47%	1.46%	1.37%	1.38%	1.35%
Portfolio turnover rate	98%	165%	255%	270%	320%	388%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$92.79	$94.51	$88.40	$70.74	$56.88	$57.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(.41)	(.49)	(.45)	(.25)	(.14)
Net gain (loss) on investments (realized and unrealized)	44.05	(.77)	11.13	19.31	14.11	(.67)
Total from investment operations	43.56	(1.18)	10.64	18.86	13.86	(.81)
Less distributions from:
Net realized gains	—	(.54)	(4.53)	(1.20)	—	—
Total distributions	—	(.54)	(4.53)	(1.20)	—	—
Net asset value, end of period	$136.35	$92.79	$94.51	$88.40	$70.74	$56.88

Total Return[c]	46.94%	(1.31%)	12.77%	26.77%	24.37%	(1.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,089	$5,321	$6,007	$5,033	$3,294	$8,327
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(0.40%)	(0.54%)	(0.56%)	(0.40%)	(0.25%)
Total expenses	1.73%	1.73%	1.71%	1.63%	1.63%	1.60%
Portfolio turnover rate	98%	165%	255%	270%	320%	388%

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$82.23	$84.44	$80.06	$64.64	$52.37	$53.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.84)	(1.06)	(1.10)	(1.02)	(.64)	(.59)
Net gain (loss) on investments (realized and unrealized)	38.99	(.61)	10.01	17.64	12.91	(.54)
Total from investment operations	38.15	(1.67)	8.91	16.62	12.27	(1.13)
Less distributions from:
Net realized gains	—	(.54)	(4.53)	(1.20)	—	—
Total distributions	—	(.54)	(4.53)	(1.20)	—	—
Net asset value, end of period	$120.38	$82.23	$84.44	$80.06	$64.64	$52.37

Total Return[c]	46.39%	(2.05%)	11.93%	25.85%	23.41%	(2.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,628	$3,796	$5,586	$6,409	$3,203	$2,234
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.17%)	(1.33%)	(1.37%)	(1.12%)	(1.12%)
Total expenses	2.48%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	98%	165%	255%	270%	320%	388%

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$90.72	$92.40	$86.54	$69.27	$55.72	$56.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(.47)	(.64)	(.46)	(.30)	(.23)
Net gain (loss) on investments (realized and unrealized)	43.03	(.67)	11.03	18.93	13.85	(.59)
Total from investment operations	42.59	(1.14)	10.39	18.47	13.55	(.82)
Less distributions from:
Net realized gains	—	(.54)	(4.53)	(1.20)	—	—
Total distributions	—	(.54)	(4.53)	(1.20)	—	—
Net asset value, end of period	$133.31	$90.72	$92.40	$86.54	$69.27	$55.72

Total Return	46.95%	(1.30%)	12.76%	26.78%	24.32%	(1.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,820	$3,435	$12,846	$40,149	$21,504	$1,829
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.47%)	(0.71%)	(0.58%)	(0.46%)	(0.42%)
Total expenses	1.77%	1.72%	1.70%	1.63%	1.63%	1.68%
Portfolio turnover rate	98%	165%	255%	270%	320%	388%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	12.1%
AT&T, Inc.	11.0%
Cisco Systems, Inc.	10.0%
T-Mobile US, Inc.	9.5%
Motorola Solutions, Inc.	4.4%
Arista Networks, Inc.	3.6%
Ubiquiti, Inc.	3.0%
CenturyLink, Inc.	2.9%
GCI Liberty, Inc. — Class A	2.7%
F5 Networks, Inc.	2.5%
Top Ten Total	61.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	9.75%	(2.27%)	5.67%	3.40%
A-Class Shares	9.62%	(2.51%)	5.40%	3.14%
A-Class Shares with sales charge‡	4.42%	(7.14%)	4.39%	2.64%
C-Class Shares	9.23%	(3.26%)	4.61%	2.45%
C-Class Shares with CDSC§	8.23%	(4.18%)	4.61%	2.45%
H-Class Shares**	9.62%	(2.53%)	5.45%	3.03%
S&P 500 Telecommunications Services Index	30.77%	18.37%	10.59%	9.43%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Telecommunications Services Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Telecommunications - 88.4%
Verizon Communications, Inc.	11,637	$692,285
AT&T, Inc.	22,151	631,525
Cisco Systems, Inc.	14,455	569,383
T-Mobile US, Inc.*	4,730	540,923
Motorola Solutions, Inc.	1,595	250,112
Arista Networks, Inc.*	1,002	207,344
Ubiquiti, Inc.	1,046	174,326
CenturyLink, Inc.	16,205	163,509
GCI Liberty, Inc. — Class A*	1,876	153,757
Juniper Networks, Inc.	6,122	131,623
Ciena Corp.*	3,154	125,182
Iridium Communications, Inc.*	3,549	90,784
Acacia Communications, Inc.*	1,273	85,800
America Movil SAB de CV — Class L ADR	6,578	82,159
Viavi Solutions, Inc.*	6,984	81,922
Vonage Holdings Corp.*	8,005	81,891
China Mobile Ltd. ADR	2,446	78,663
Vodafone Group plc ADR	5,770	77,433
ViaSat, Inc.*	2,236	76,896
BCE, Inc.	1,854	76,885
Shenandoah Telecommunications Co.	1,679	74,606
EchoStar Corp. — Class A*	2,983	74,247
Telephone & Data Systems, Inc.	3,879	71,529
Rogers Communications, Inc. — Class B	1,789	70,934
TELUS Corp.	3,936	69,313
InterDigital, Inc.	1,174	66,989
CommScope Holding Company, Inc.*	7,237	65,133
Telefonica Brasil S.A. ADR	8,019	61,506
NETGEAR, Inc.*	1,649	50,822
Cincinnati Bell, Inc.*	2,974	44,610
Plantronics, Inc.	2,937	34,774
Total Telecommunications		5,056,865

Internet - 4.5%
F5 Networks, Inc.*	1,144	140,449
Cogent Communications Holdings, Inc.	1,429	85,811
Boingo Wireless, Inc.*	3,208	32,706
Total Internet		258,966

Computers - 3.3%
Lumentum Holdings, Inc.*	1,676	125,918
NetScout Systems, Inc.*	2,894	63,176
Total Computers		189,094

Software - 1.9%
Bandwidth, Inc. — Class A*	640	111,725

Media - 1.7%
Liberty Global plc — Class C*	4,638	95,241

Total Common Stocks
(Cost $5,665,809)		5,711,891

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$15,111	15,111
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	6,290	6,290
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	5,724	5,724
Total Repurchase Agreements
(Cost $27,125)		27,125

Total Investments - 100.3%
(Cost $5,692,934)		$5,739,016
Other Assets & Liabilities, net - (0.3)%		(18,717)
Total Net Assets - 100.0%		$5,720,299

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
TELECOMMUNICATIONS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,711,891	$—	$—	$5,711,891
Repurchase Agreements	—	27,125	—	27,125
Total Assets	$5,711,891	$27,125	$—	$5,739,016

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $5,665,809)	$5,711,891
Repurchase agreements, at value (cost $27,125)	27,125
Receivables:
Dividends	6,835
Fund shares sold	600
Securities lending income	15
Total assets	5,746,466

Liabilities:
Payable for:
Fund shares redeemed	14,155
Management fees	4,036
Transfer agent and administrative fees	1,277
Portfolio accounting fees	475
Distribution and service fees	231
Trustees’ fees*	87
Miscellaneous	5,906
Total liabilities	26,167
Commitments and contingent liabilities (Note 10)	—
Net assets	$5,720,299

Net assets consist of:
Paid in capital	$8,225,120
Total distributable earnings (loss)	(2,504,821)
Net assets	$5,720,299

Investor Class:
Net assets	$5,000,128
Capital shares outstanding	105,491
Net asset value per share	$47.40

A-Class:
Net assets	$469,100
Capital shares outstanding	10,862
Net asset value per share	$43.19
Maximum offering price per share (Net asset value divided by 95.25%)	$45.34

C-Class:
Net assets	$126,059
Capital shares outstanding	3,348
Net asset value per share	$37.65

H-Class:
Net assets	$125,012
Capital shares outstanding	2,973
Net asset value per share	$42.05

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $957)	$70,170
Interest	5
Income from securities lending, net	30
Total investment income	70,205

Expenses:
Management fees	21,015
Distribution and service fees:
A-Class	646
C-Class	638
H-Class	164
Transfer agent and administrative fees	7,067
Registration fees	2,722
Portfolio accounting fees	2,473
Professional fees	1,773
Custodian fees	362
Trustees’ fees*	118
Miscellaneous	1,036
Total expenses	38,014
Net investment income	32,191

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,131
Net realized gain	79,131
Net change in unrealized appreciation (depreciation) on:
Investments	138,063
Net change in unrealized appreciation (depreciation)	138,063
Net realized and unrealized gain	217,194
Net increase in net assets resulting from operations	$249,385

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,191	$64,953
Net realized gain (loss) on investments	79,131	(95,584)
Net change in unrealized appreciation (depreciation) on investments	138,063	(901,647)
Net increase (decrease) in net assets resulting from operations	249,385	(932,278)

Distributions to shareholders:
Investor Class	—	(113,546)
A-Class	—	(17,634)
C-Class	—	(6,767)
H-Class	—	(15,192)
Total distributions to shareholders	—	(153,139)

Capital share transactions:
Proceeds from sale of shares
Investor Class	9,493,027	24,964,902
A-Class	95,895	623,152
C-Class	642,302	1,848,670
H-Class	46,350	1,719,340
Distributions reinvested
Investor Class	—	112,956
A-Class	—	17,633
C-Class	—	6,726
H-Class	—	15,192
Cost of shares redeemed
Investor Class	(7,662,570)	(24,123,207)
A-Class	(119,001)	(640,505)
C-Class	(640,379)	(1,966,664)
H-Class	(35,052)	(1,924,759)
Net increase from capital share transactions	1,820,572	653,436
Net increase (decrease) in net assets	2,069,957	(431,981)

Net assets:
Beginning of period	3,650,342	4,082,323
End of period	$5,720,299	$3,650,342

Capital share activity:
Shares sold
Investor Class	192,003	495,964
A-Class	2,193	13,794
C-Class	16,716	45,924
H-Class	1,066	38,272
Shares issued from reinvestment of distributions
Investor Class	—	2,364
A-Class	—	404
C-Class	—	176
H-Class	—	358
Shares redeemed
Investor Class	(155,605)	(488,814)
A-Class	(2,645)	(13,917)
C-Class	(16,733)	(48,887)
H-Class	(814)	(43,359)
Net increase in shares	36,181	2,279

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$43.19	$50.17	$47.66	$47.95	$42.91	$45.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.69	.46	.43	.49	.44
Net gain (loss) on investments (realized and unrealized)	3.88	(5.91)	2.17 [d]	1.17	5.55	(1.64)
Total from investment operations	4.21	(5.22)	2.63	1.60	6.04	(1.20)
Less distributions from:
Net investment income	—	(1.76)	(.02)	(1.89)	(1.00)	(1.45)
Net realized gains	—	—	(.10)	—	—	—
Total distributions	—	(1.76)	(.12)	(1.89)	(1.00)	(1.45)
Net asset value, end of period	$47.40	$43.19	$50.17	$47.66	$47.95	$42.91

Total Return	9.75%	(10.74%)	5.52%	3.33%	14.21%	(2.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,000	$2,984	$2,989	$1,309	$12,539	$19,198
Ratios to average net assets:
Net investment income (loss)	1.37%	1.38%	0.94%	0.89%	1.09%	0.97%
Total expenses	1.48%	1.48%	1.47%	1.38%	1.38%	1.34%
Portfolio turnover rate	197%	561%	2,115%	1,455%	605%	660%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$39.40	$46.03	$43.84	$44.39	$39.88	$42.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.31	.43	.20	.32	.58
Net gain (loss) on investments (realized and unrealized)	3.55	(5.18)	1.88 [d]	1.14	5.19	(1.88)
Total from investment operations	3.79	(4.87)	2.31	1.34	5.51	(1.30)
Less distributions from:
Net investment income	—	(1.76)	(.02)	(1.89)	(1.00)	(1.45)
Net realized gains	—	—	(.10)	—	—	—
Total distributions	—	(1.76)	(.12)	(1.89)	(1.00)	(1.45)
Net asset value, end of period	$43.19	$39.40	$46.03	$43.84	$44.39	$39.88

Total Return[c]	9.62%	(10.95%)	5.27%	3.08%	13.88%	(2.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$469	$446	$508	$448	$1,081	$1,544
Ratios to average net assets:
Net investment income (loss)	1.06%	0.69%	0.96%	0.45%	0.75%	1.41%
Total expenses	1.74%	1.73%	1.71%	1.63%	1.62%	1.59%
Portfolio turnover rate	197%	561%	2,115%	1,455%	605%	660%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$34.47	$40.81	$39.17	$40.14	$36.43	$39.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.04	.06	(.09)	.03	(.01)
Net gain (loss) on investments (realized and unrealized)	3.10	(4.62)	1.70 [d]	1.01	4.68	(1.46)
Total from investment operations	3.18	(4.58)	1.76	.92	4.71	(1.47)
Less distributions from:
Net investment income	—	(1.76)	(.02)	(1.89)	(1.00)	(1.45)
Net realized gains	—	—	(.10)	—	—	—
Total distributions	—	(1.76)	(.12)	(1.89)	(1.00)	(1.45)
Net asset value, end of period	$37.65	$34.47	$40.81	$39.17	$40.14	$36.43

Total Return[c]	9.23%	(11.62%)	4.49%	2.30%	13.05%	(3.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126	$116	$251	$368	$406	$248
Ratios to average net assets:
Net investment income (loss)	0.40%	0.10%	0.15%	(0.22%)	0.07%	(0.03%)
Total expenses	2.49%	2.48%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	197%	561%	2,115%	1,455%	605%	660%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]
Per Share Data
Net asset value, beginning of period	$38.36	$44.88	$42.66	$43.21	$38.85	$41.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.44	1.16	(.06)	.58	.17
Net gain (loss) on investments (realized and unrealized)	3.47	(5.20)	1.18 [d]	1.40	4.78	(1.46)
Total from investment operations	3.69	(4.76)	2.34	1.34	5.36	(1.29)
Less distributions from:
Net investment income	—	(1.76)	(.02)	(1.89)	(1.00)	(1.45)
Net realized gains	—	—	(.10)	—	—	—
Total distributions	—	(1.76)	(.12)	(1.89)	(1.00)	(1.45)
Net asset value, end of period	$42.05	$38.36	$44.88	$42.66	$43.21	$38.85

Total Return	9.62%	(10.98%)	5.51%	3.07%	13.94%	(2.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125	$104	$334	$140	$1,213	$10,353
Ratios to average net assets:
Net investment income (loss)	1.00%	0.99%	2.73%	(0.14%)	1.44%	0.44%
Total expenses	1.74%	1.73%	1.74%	1.63%	1.62%	1.64%
Portfolio turnover rate	197%	561%	2,115%	1,455%	605%	659%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

Effective September 30, 2015, the Fund’s Advisor Class were converted into H-Class Shares. The financial highlights for the periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001
H-Class	June 9, 1998

Ten Largest Holdings (% of Total Net Assets)
Tesla, Inc.	9.4%
United Parcel Service, Inc. — Class B	5.6%
Union Pacific Corp.	5.2%
FedEx Corp.	4.6%
Uber Technologies, Inc.	4.4%
CSX Corp.	4.2%
Norfolk Southern Corp.	3.9%
General Motors Co.	3.4%
Southwest Airlines Co.	2.5%
Old Dominion Freight Line, Inc.	2.5%
Top Ten Total	45.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	58.12%	20.60%	9.14%	11.10%
A-Class Shares	57.89%	20.29%	8.87%	10.83%
A-Class Shares with sales charge‡	50.38%	14.59%	7.81%	10.29%
C-Class Shares	57.31%	19.38%	8.05%	10.00%
C-Class Shares with CDSC§	56.31%	18.38%	8.05%	10.00%
H-Class Shares**	57.92%	20.31%	8.86%	10.70%
S&P 500 Industrials Index	31.61%	1.32%	10.84%	11.58%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Transportation - 45.9%
United Parcel Service, Inc. — Class B	8,961	$1,493,171
Union Pacific Corp.	7,071	1,392,068
FedEx Corp.	4,854	1,220,878
CSX Corp.	14,339	1,113,710
Norfolk Southern Corp.	4,926	1,054,115
Old Dominion Freight Line, Inc.	3,632	657,101
Kansas City Southern	3,330	602,164
Expeditors International of Washington, Inc.	6,204	561,586
CH Robinson Worldwide, Inc.	5,280	539,563
J.B. Hunt Transport Services, Inc.	4,053	512,218
XPO Logistics, Inc.*	4,706	398,410
Knight-Swift Transportation Holdings, Inc.	9,321	379,365
Canadian Pacific Railway Ltd.	1,062	323,305
Canadian National Railway Co.	2,986	317,890
Landstar System, Inc.	2,511	315,105
ZTO Express Cayman, Inc. ADR	9,738	291,361
Saia, Inc.*	2,082	262,623
Werner Enterprises, Inc.	5,780	242,702
Ryder System, Inc.	5,011	211,665
Kirby Corp.*	5,565	201,286
Hub Group, Inc. — Class A*	3,749	188,181
Total Transportation		12,278,467

Auto Manufacturers - 16.1%
Tesla, Inc.*	5,839	2,504,989
General Motors Co.	30,910	914,627
NIO, Inc. ADR*	16,720	354,799
Ferrari N.V.	1,500	276,135
Fiat Chrysler Automobiles N.V.*,1	21,792	266,298
Total Auto Manufacturers		4,316,848

Airlines - 13.7%
Southwest Airlines Co.	18,048	676,800
Delta Air Lines, Inc.	20,232	618,695
United Airlines Holdings, Inc.*	12,730	442,367
American Airlines Group, Inc.[1]	28,434	349,454
Alaska Air Group, Inc.	8,012	293,480
Ryanair Holdings plc ADR*	3,234	264,412
JetBlue Airways Corp.*	21,330	241,669
Copa Holdings S.A. — Class A	4,566	229,852
Allegiant Travel Co. — Class A	1,607	192,519
SkyWest, Inc.	5,634	168,231
Hawaiian Holdings, Inc.	8,219	105,943
Spirit Airlines, Inc.*,1	5,734	92,317
Total Airlines		3,675,739

Auto Parts & Equipment - 13.7%
Aptiv plc	4,852	444,831
BorgWarner, Inc.	10,587	410,140
Lear Corp.	3,320	362,046
Gentex Corp.	14,036	361,427
Autoliv, Inc.	3,836	279,568
Magna International, Inc.	5,991	274,088
Delphi Technologies plc*	16,046	268,129
Dorman Products, Inc.*	2,863	258,758
Fox Factory Holding Corp.*	3,371	250,567
Visteon Corp.*	2,858	197,831
Dana, Inc.	15,295	188,434
Goodyear Tire & Rubber Co.	24,000	184,080
Adient plc*	10,621	184,062
Total Auto Parts & Equipment		3,663,961

Internet - 5.9%
Uber Technologies, Inc.*	32,074	1,170,060
Lyft, Inc. — Class A*	14,495	399,337
Total Internet		1,569,397

Commercial Services - 2.0%
AMERCO	1,053	374,847
Avis Budget Group, Inc.*	6,665	175,423
Total Commercial Services		550,270

Home Builders - 1.3%
Thor Industries, Inc.	3,551	338,268

Leisure Time - 1.1%
Harley-Davidson, Inc.	11,424	280,345

Total Common Stocks
(Cost $21,407,336)		26,673,295

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$120,780	120,780
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	50,272	50,272
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	45,748	45,748
Total Repurchase Agreements
(Cost $216,800)		216,800

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	535,100	535,100
Total Securities Lending Collateral
(Cost $535,100)		535,100

Total Investments - 102.5%
(Cost $22,159,236)		$27,425,195
Other Assets & Liabilities, net - (2.5)%		(667,402)
Total Net Assets - 100.0%		$26,757,793

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
TRANSPORTATION FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,673,295	$—	$—	$26,673,295
Repurchase Agreements	—	216,800	—	216,800
Securities Lending Collateral	535,100	—	—	535,100
Total Assets	$27,208,395	$216,800	$—	$27,425,195

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $524,476 of securities loaned (cost $21,942,436)	$27,208,395
Repurchase agreements, at value (cost $216,800)	216,800
Cash	1,148
Receivables:
Fund shares sold	56,547
Dividends	5,323
Foreign tax reclaims	300
Securities lending income	120
Total assets	27,488,633

Liabilities:
Payable for:
Return of securities lending collateral	535,100
Fund shares redeemed	148,376
Management fees	19,375
Transfer agent and administrative fees	6,131
Portfolio accounting fees	2,280
Distribution and service fees	1,883
Trustees’ fees*	254
Miscellaneous	17,441
Total liabilities	730,840
Commitments and contingent liabilities (Note 10)	—
Net assets	$26,757,793

Net assets consist of:
Paid in capital	$24,733,085
Total distributable earnings (loss)	2,024,708
Net assets	$26,757,793

Investor Class:
Net assets	$20,844,606
Capital shares outstanding	352,583
Net asset value per share	$59.12

A-Class:
Net assets	$4,051,208
Capital shares outstanding	75,870
Net asset value per share	$53.40
Maximum offering price per share (Net asset value divided by 95.25%)	$56.06

C-Class:
Net assets	$1,006,297
Capital shares outstanding	21,215
Net asset value per share	$47.43

H-Class:
Net assets	$855,682
Capital shares outstanding	16,570
Net asset value per share	$51.64

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $1,095)	$72,470
Interest	30
Income from securities lending, net	2,908
Total investment income	75,408

Expenses:
Management fees	69,017
Distribution and service fees:
A-Class	4,174
C-Class	4,363
H-Class	691
Transfer agent and administrative fees	22,695
Registration fees	8,938
Portfolio accounting fees	8,122
Professional fees	5,315
Custodian fees	1,156
Trustees’ fees*	372
Line of credit fees	62
Miscellaneous	4,086
Total expenses	128,991
Net investment loss	(53,583)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(487,970)
Net realized loss	(487,970)
Net change in unrealized appreciation (depreciation) on:
Investments	5,870,532
Net change in unrealized appreciation (depreciation)	5,870,532
Net realized and unrealized gain	5,382,562
Net increase in net assets resulting from operations	$5,328,979

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(53,583)	$57,459
Net realized gain (loss) on investments	(487,970)	1,024,892
Net change in unrealized appreciation (depreciation) on investments	5,870,532	(3,939,790)
Net increase (decrease) in net assets resulting from operations	5,328,979	(2,857,439)

Distributions to shareholders:
Investor Class	—	(342,945)
A-Class	—	(187,023)
C-Class	—	(58,531)
H-Class	—	(21,428)
Total distributions to shareholders	—	(609,927)

Capital share transactions:
Proceeds from sale of shares
Investor Class	42,599,397	61,127,966
A-Class	2,264,096	7,233,790
C-Class	624,346	1,125,341
H-Class	1,341,434	10,568,259
Distributions reinvested
Investor Class	—	328,816
A-Class	—	182,137
C-Class	—	57,266
H-Class	—	20,968
Cost of shares redeemed
Investor Class	(28,477,675)	(63,728,261)
A-Class	(1,293,191)	(8,147,172)
C-Class	(625,118)	(1,742,657)
H-Class	(1,001,991)	(10,652,942)
Net increase (decrease) from capital share transactions	15,431,298	(3,626,489)
Net increase (decrease) in net assets	20,760,277	(7,093,855)

Net assets:
Beginning of period	5,997,516	13,091,371
End of period	$26,757,793	$5,997,516

Capital share activity:
Shares sold
Investor Class	819,329	1,157,931
A-Class	50,568	147,945
C-Class	17,440	26,473
H-Class	30,572	236,551
Shares issued from reinvestment of distributions
Investor Class	—	6,317
A-Class	—	3,866
C-Class	—	1,360
H-Class	—	460
Shares redeemed
Investor Class	(554,553)	(1,236,077)
A-Class	(26,658)	(169,311)
C-Class	(17,185)	(42,772)
H-Class	(23,938)	(237,384)
Net increase (decrease) in shares	295,575	(104,641)

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$37.39	$50.08	$59.10	$53.52	$46.23	$52.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	.30	.09	(.04)	.09	.16
Net gain (loss) on investments (realized and unrealized)	21.87	(11.07)	(4.02)	6.85	7.37	(5.78)
Total from investment operations	21.73	(10.77)	(3.93)	6.81	7.46	(5.62)
Less distributions from:
Net investment income	—	(.15)	—	—	(.17)	(.21)
Net realized gains	—	(1.77)	(5.09)	(1.23)	—	—
Total distributions	—	(1.92)	(5.09)	(1.23)	(.17)	(.21)
Net asset value, end of period	$59.12	$37.39	$50.08	$59.10	$53.52	$46.23

Total Return	58.12%	(22.59%)	(6.33%)	12.67%	16.14%	(10.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,845	$3,283	$7,994	$16,603	$32,911	$13,638
Ratios to average net assets:
Net investment income (loss)	(0.54%)	0.58%	0.16%	(0.07%)	0.17%	0.33%
Total expenses	1.47%	1.48%	1.46%	1.37%	1.38%	1.34%
Portfolio turnover rate	163%	483%	476%	483%	676%	219%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$33.82	$45.58	$54.43	$49.50	$42.87	$48.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	.17	(.01)	(.07)	(.06)	.04
Net gain (loss) on investments (realized and unrealized)	19.77	(10.01)	(3.75)	6.23	6.86	(5.37)
Total from investment operations	19.58	(9.84)	(3.76)	6.16	6.80	(5.33)
Less distributions from:
Net investment income	—	(.15)	—	—	(.17)	(.21)
Net realized gains	—	(1.77)	(5.09)	(1.23)	—	—
Total distributions	—	(1.92)	(5.09)	(1.23)	(.17)	(.21)
Net asset value, end of period	$53.40	$33.82	$45.58	$54.43	$49.50	$42.87

Total Return[c]	57.89%	(22.78%)	(6.57%)	12.38%	15.87%	(11.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,051	$1,757	$3,166	$5,760	$4,742	$5,339
Ratios to average net assets:
Net investment income (loss)	(0.81%)	0.37%	(0.03%)	(0.12%)	(0.12%)	0.08%
Total expenses	1.73%	1.73%	1.71%	1.63%	1.63%	1.60%
Portfolio turnover rate	163%	483%	476%	483%	676%	219%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.15	$41.14	$50.04	$45.93	$40.09	$45.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.18)	(.41)	(.43)	(.34)	(.24)
Net gain (loss) on investments (realized and unrealized)	17.59	(8.89)	(3.40)	5.77	6.35	(5.09)
Total from investment operations	17.28	(9.07)	(3.81)	5.34	6.01	(5.33)
Less distributions from:
Net investment income	—	(.15)	—	—	(.17)	(.21)
Net realized gains	—	(1.77)	(5.09)	(1.23)	—	—
Total distributions	—	(1.92)	(5.09)	(1.23)	(.17)	(.21)
Net asset value, end of period	$47.43	$30.15	$41.14	$50.04	$45.93	$40.09

Total Return[c]	57.31%	(23.37%)	(7.27%)	11.56%	15.00%	(11.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,006	$632	$1,477	$2,560	$2,307	$2,977
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(0.43%)	(0.87%)	(0.87%)	(0.81%)	(0.57%)
Total expenses	2.48%	2.48%	2.46%	2.38%	2.38%	2.35%
Portfolio turnover rate	163%	483%	476%	483%	676%	219%

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$32.70	$44.14	$52.90	$48.15	$41.71	$47.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.02)	(.02)	(.13)	(.13)	(.09)
Net gain (loss) on investments (realized and unrealized)	19.10	(9.50)	(3.65)	6.11	6.74	(5.11)
Total from investment operations	18.94	(9.52)	(3.67)	5.98	6.61	(5.20)
Less distributions from:
Net investment income	—	(.15)	—	—	(.17)	(.21)
Net realized gains	—	(1.77)	(5.09)	(1.23)	—	—
Total distributions	—	(1.92)	(5.09)	(1.23)	(.17)	(.21)
Net asset value, end of period	$51.64	$32.70	$44.14	$52.90	$48.15	$41.71

Total Return	57.92%	(22.78%)	(6.61%)	12.33%	15.88%	(11.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$856	$325	$455	$1,929	$4,127	$9,031
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.03%)	(0.04%)	(0.24%)	(0.30%)	(0.20%)
Total expenses	1.73%	1.72%	1.69%	1.63%	1.63%	1.72%
Portfolio turnover rate	163%	483%	476%	483%	676%	219%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class share were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	April 3, 2000

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	6.3%
Duke Energy Corp.	4.4%
Dominion Energy, Inc.	4.4%
Southern Co.	4.1%
American Electric Power Company, Inc.	3.5%
Xcel Energy, Inc.	3.3%
Exelon Corp.	3.2%
Sempra Energy	3.1%
WEC Energy Group, Inc.	3.0%
Eversource Energy	2.9%
Top Ten Total	38.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	5.26%	(11.85%)	7.90%	8.61%
A-Class Shares	5.14%	(12.06%)	7.63%	8.34%
A-Class Shares with sales charge‡	0.15%	(16.24%)	6.58%	7.82%
C-Class Shares	4.75%	(12.71%)	6.83%	7.54%
C-Class Shares with CDSC§	3.75%	(13.58%)	6.83%	7.54%
H-Class Shares**	5.15%	(12.05%)	7.65%	8.22%
S&P 500 Utilities Index	9.04%	(4.97%)	10.33%	10.68%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Electric - 84.0%
NextEra Energy, Inc.	7,525	$2,088,639
Duke Energy Corp.	16,765	1,484,708
Dominion Energy, Inc.	18,628	1,470,308
Southern Co.	25,183	1,365,422
American Electric Power Company, Inc.	14,180	1,158,931
Xcel Energy, Inc.	16,020	1,105,540
Exelon Corp.	29,709	1,062,394
Sempra Energy	8,772	1,038,254
WEC Energy Group, Inc.	10,430	1,010,667
Eversource Energy	11,720	979,206
Public Service Enterprise Group, Inc.	17,800	977,398
Consolidated Edison, Inc.	11,903	926,053
DTE Energy Co.	7,355	846,119
PPL Corp.	30,308	824,681
Ameren Corp.	10,144	802,188
Entergy Corp.	8,097	797,797
Edison International	15,209	773,226
CMS Energy Corp.	12,325	756,878
PG&E Corp.*	80,059	751,754
Avangrid, Inc.	14,292	721,174
FirstEnergy Corp.	24,204	694,897
Alliant Energy Corp.	12,526	646,968
AES Corp.	33,771	611,593
Evergy, Inc.	11,885	603,996
CenterPoint Energy, Inc.	30,535	590,852
Vistra Corp.	29,632	558,860
Pinnacle West Capital Corp.	7,096	529,007
NRG Energy, Inc.	16,161	496,789
OGE Energy Corp.	14,913	447,241
IDACORP, Inc.	4,397	351,320
PNM Resources, Inc.	8,077	333,822
Black Hills Corp.	6,021	322,063
Portland General Electric Co.	8,951	317,761
ALLETE, Inc.	5,575	288,451
NorthWestern Corp.	5,736	278,999
Total Electric		28,013,956

Gas - 10.4%
Atmos Energy Corp.	6,536	624,776
NiSource, Inc.	23,392	514,624
UGI Corp.	14,238	469,569
ONE Gas, Inc.	5,001	345,119
Southwest Gas Holdings, Inc.	5,381	339,541
National Fuel Gas Co.	8,356	339,170
Spire, Inc.	5,581	296,909
New Jersey Resources Corp.	10,598	286,358
South Jersey Industries, Inc.	12,890	248,391
Total Gas		3,464,457

Water - 4.5%
American Water Works Company, Inc.	6,473	937,808
Essential Utilities, Inc.	14,074	566,479
Total Water		1,504,287

Building Materials - 1.1%
MDU Resources Group, Inc.	16,816	378,360

Total Common Stocks
(Cost $30,334,648)		33,361,060

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$27,809	27,809
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	11,575	11,575
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,533	10,533
Total Repurchase Agreements
(Cost $49,917)		49,917

Total Investments - 100.1%
(Cost $30,384,565)		$33,410,977
Other Assets & Liabilities, net - (0.1)%		(41,995)
Total Net Assets - 100.0%		$33,368,982

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,361,060	$—	$—	$33,361,060
Repurchase Agreements	—	49,917	—	49,917
Total Assets	$33,361,060	$49,917	$—	$33,410,977

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $30,334,648)	$33,361,060
Repurchase agreements, at value (cost $49,917)	49,917
Receivables:
Dividends	79,600
Fund shares sold	17,660
Total assets	33,508,237

Liabilities:
Payable for:
Fund shares redeemed	47,340
Management fees	23,355
Transfer agent and administrative fees	7,391
Distribution and service fees	4,416
Portfolio accounting fees	2,748
Trustees’ fees*	789
Miscellaneous	53,216
Total liabilities	139,255
Commitments and contingent liabilities (Note 10)	—
Net assets	$33,368,982

Net assets consist of:
Paid in capital	$35,224,520
Total distributable earnings (loss)	(1,855,538)
Net assets	$33,368,982

Investor Class:
Net assets	$24,100,454
Capital shares outstanding	547,707
Net asset value per share	$44.00

A-Class:
Net assets	$4,055,829
Capital shares outstanding	100,709
Net asset value per share	$40.27
Maximum offering price per share (Net asset value divided by 95.25%)	$42.28

C-Class:
Net assets	$4,098,470
Capital shares outstanding	123,046
Net asset value per share	$33.31

H-Class:
Net assets	$1,114,229
Capital shares outstanding	28,746
Net asset value per share	$38.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$673,822
Interest	49
Income from securities lending, net	2
Total investment income	673,873

Expenses:
Management fees	167,646
Distribution and service fees:
A-Class	5,372
C-Class	23,211
H-Class	1,639
Transfer agent and administrative fees	57,087
Registration fees	21,712
Portfolio accounting fees	19,729
Professional fees	15,461
Custodian fees	3,018
Trustees’ fees*	1,023
Line of credit fees	16
Miscellaneous	7,927
Total expenses	323,841
Net investment income	350,032

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(853,415)
Net realized loss	(853,415)
Net change in unrealized appreciation (depreciation) on:
Investments	2,303,209
Net change in unrealized appreciation (depreciation)	2,303,209
Net realized and unrealized gain	1,449,794
Net increase in net assets resulting from operations	$1,799,826

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$350,032	$1,394,736
Net realized gain (loss) on investments	(853,415)	9,293,608
Net change in unrealized appreciation (depreciation) on investments	2,303,209	(14,274,698)
Net increase (decrease) in net assets resulting from operations	1,799,826	(3,586,354)

Distributions to shareholders:
Investor Class	—	(798,786)
A-Class	—	(57,991)
C-Class	—	(78,736)
H-Class	—	(30,409)
Total distributions to shareholders	—	(965,922)

Capital share transactions:
Proceeds from sale of shares
Investor Class	32,578,074	218,676,498
A-Class	639,692	4,286,695
C-Class	1,193,447	3,360,227
H-Class	445,670	17,514,422
Distributions reinvested
Investor Class	—	795,101
A-Class	—	55,451
C-Class	—	77,101
H-Class	—	30,102
Cost of shares redeemed
Investor Class	(43,800,770)	(287,798,066)
A-Class	(1,018,470)	(5,302,118)
C-Class	(2,436,659)	(4,212,655)
H-Class	(1,849,653)	(20,710,730)
Net decrease from capital share transactions	(14,248,669)	(73,227,972)
Net decrease in net assets	(12,448,843)	(77,780,248)

Net assets:
Beginning of period	45,817,825	123,598,073
End of period	$33,368,982	$45,817,825

Capital share activity:
Shares sold
Investor Class	737,323	4,503,840
A-Class	15,682	99,339
C-Class	35,490	90,910
H-Class	11,598	411,293
Shares issued from reinvestment of distributions
Investor Class	—	16,472
A-Class	—	1,253
C-Class	—	2,093
H-Class	—	707
Shares redeemed
Investor Class	(1,004,732)	(5,986,116)
A-Class	(25,271)	(122,823)
C-Class	(72,594)	(114,995)
H-Class	(48,706)	(493,579)
Net decrease in shares	(351,210)	(1,591,606)

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$41.80	$46.23	$39.03	$39.34	$40.23	$36.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.74	.77	.68	.59	.73
Net gain (loss) on investments (realized and unrealized)	1.77	(4.72)	6.43	.06	2.25	3.09
Total from investment operations	2.20	(3.98)	7.20	.74	2.84	3.82
Less distributions from:
Net investment income	—	(.45)	—	(.53)	(.87)	(.57)
Net realized gains	—	—	—	(.52)	(2.86)	—
Total distributions	—	(.45)	—	(1.05)	(3.73)	(.57)
Net asset value, end of period	$44.00	$41.80	$46.23	$39.03	$39.34	$40.23

Total Return	5.26%	(8.74%)	18.45%	1.72%	8.04%	10.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,100	$34,073	$105,443	$9,006	$24,116	$50,753
Ratios to average net assets:
Net investment income (loss)	1.94%	1.53%	1.80%	1.67%	1.47%	2.00%
Total expenses	1.49%	1.48%	1.48%	1.38%	1.38%	1.35%
Portfolio turnover rate	71%	169%	390%	452%	507%	475%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$38.30	$42.50	$35.97	$36.43	$37.63	$34.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.57	.47	.54	.45	.63
Net gain (loss) on investments (realized and unrealized)	1.62	(4.32)	6.06	.05	2.08	2.87
Total from investment operations	1.97	(3.75)	6.53	.59	2.53	3.50
Less distributions from:
Net investment income	—	(.45)	—	(.53)	(.87)	(.57)
Net realized gains	—	—	—	(.52)	(2.86)	—
Total distributions	—	(.45)	—	(1.05)	(3.73)	(.57)
Net asset value, end of period	$40.27	$38.30	$42.50	$35.97	$36.43	$37.63

Total Return[c]	5.14%	(8.96%)	18.15%	1.45%	7.75%	10.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,056	$4,225	$5,633	$3,482	$9,362	$22,448
Ratios to average net assets:
Net investment income (loss)	1.76%	1.29%	1.21%	1.43%	1.20%	1.85%
Total expenses	1.74%	1.73%	1.72%	1.63%	1.63%	1.60%
Portfolio turnover rate	71%	169%	390%	452%	507%	475%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

UTILITIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$31.80	$35.63	$30.39	$31.15	$32.96	$30.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.21	.26	.25	.22	.28
Net gain (loss) on investments (realized and unrealized)	1.36	(3.59)	4.98	.04	1.70	2.55
Total from investment operations	1.51	(3.38)	5.24	.29	1.92	2.83
Less distributions from:
Net investment income	—	(.45)	—	(.53)	(.87)	(.57)
Net realized gains	—	—	—	(.52)	(2.86)	—
Total distributions	—	(.45)	—	(1.05)	(3.73)	(.57)
Net asset value, end of period	$33.31	$31.80	$35.63	$30.39	$31.15	$32.96

Total Return[c]	4.75%	(9.65%)	17.24%	0.69%	6.97%	9.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,098	$5,093	$6,489	$6,526	$8,270	$10,438
Ratios to average net assets:
Net investment income (loss)	0.92%	0.57%	0.79%	0.78%	0.69%	0.94%
Total expenses	2.49%	2.47%	2.46%	2.38%	2.37%	2.35%
Portfolio turnover rate	71%	169%	390%	452%	507%	475%

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$36.86	$40.92	$34.64	$35.12	$36.40	$33.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.50	.57	.31	.41	.54
Net gain (loss) on investments (realized and unrealized)	1.66	(4.11)	5.71	.26	2.04	2.82
Total from investment operations	1.90	(3.61)	6.28	.57	2.45	3.36
Less distributions from:
Net investment income	—	(.45)	—	(.53)	(.87)	(.57)
Net realized gains	—	—	—	(.52)	(2.86)	—
Total distributions	—	(.45)	—	(1.05)	(3.73)	(.57)
Net asset value, end of period	$38.76	$36.86	$40.92	$34.64	$35.12	$36.40

Total Return	5.15%	(8.97%)	18.13%	1.44%	7.80%	10.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114	$2,427	$6,033	$810	$5,379	$6,448
Ratios to average net assets:
Net investment income (loss)	1.25%	1.18%	1.51%	0.85%	1.13%	1.65%
Total expenses	1.75%	1.73%	1.72%	1.63%	1.62%	1.68%
Portfolio turnover rate	71%	169%	390%	452%	507%	475%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for the periods prior to that date reflect the performance of the former Advisor Class.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2020, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

At September 30, 2020, Investor Class, A-Class, C-Class and H-Class shares have been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.09% at September 30, 2020.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
>$1 billion - $2 billion	0.050%
>$2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2020, GFD retained sales charges of $79,209 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$11,173,469	$—	$(3,477,328)	$(3,477,328)
Basic Materials Fund	30,224,763	4,015,338	(227,058)	3,788,280
Biotechnology Fund	95,208,142	95,781,006	(1,649,749)	94,131,257
Consumer Products Fund	78,768,403	47,330,878	(881,299)	46,449,579
Electronics Fund	25,534,078	11,382,580	—	11,382,580
Energy Fund	20,880,836	—	(12,532,896)	(12,532,896)
Energy Services Fund	10,258,960	—	(7,062,448)	(7,062,448)
Financial Services Fund	11,128,896	975,272	(206,959)	768,313
Health Care Fund	35,955,037	7,528,802	(153,373)	7,375,429
Internet Fund	45,965,935	14,147,269	(377,296)	13,769,973
Leisure Fund	14,041,063	2,483,440	(51,981)	2,431,459
Precious Metals Fund	96,662,948	21,607,571	—	21,607,571
Real Estate Fund	4,471,087	—	(680,791)	(680,791)
Retailing Fund	14,818,132	2,128,013	(89,865)	2,038,148
Technology Fund	50,081,188	26,300,112	(174,734)	26,125,378
Telecommunications Fund	6,493,698	—	(754,682)	(754,682)
Transportation Fund	24,417,345	3,151,066	(143,216)	3,007,850
Utilities Fund	35,234,773	223,593	(2,047,389)	(1,823,796)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Securities Transactions

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$31,272,580	$45,098,302
Basic Materials Fund	24,088,340	17,817,136
Biotechnology Fund	145,273,951	174,879,498
Consumer Products Fund	29,529,208	29,972,125
Electronics Fund	29,175,048	55,546,527
Energy Fund	67,762,414	65,487,460
Energy Services Fund	11,029,649	10,844,433
Financial Services Fund	21,552,461	21,284,973
Health Care Fund	102,084,233	96,462,435
Internet Fund	97,715,555	72,304,092
Leisure Fund	26,075,015	18,926,680
Precious Metals Fund	191,508,380	192,414,813
Real Estate Fund	14,381,734	13,927,218
Retailing Fund	31,167,190	23,678,752
Technology Fund	81,801,823	64,948,654
Telecommunications Fund	9,809,163	7,972,931
Transportation Fund	43,203,758	27,884,501
Utilities Fund	28,274,035	42,109,467

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$3,226,414	$3,378,832	$(31,923)
Basic Materials Fund	1,550,703	1,170,000	102,709
Biotechnology Fund	4,118,225	6,519,639	453,227
Consumer Products Fund	828,545	2,775,169	639,507
Electronics Fund	1,987,108	7,604,028	1,394,911
Energy Fund	3,801,539	6,448,692	(67,033)
Energy Services Fund	2,206,021	2,173,075	(733,135)
Financial Services Fund	3,993,099	3,861,123	(211,304)
Health Care Fund	3,042,359	12,109,767	624,542
Internet Fund	7,515,710	16,354,502	874,133
Leisure Fund	2,415,146	1,783,629	79,783
Precious Metals Fund	6,106,445	5,235,242	3,671
Real Estate Fund	798,900	629,668	(47,762)
Retailing Fund	2,918,453	1,622,386	40,485
Technology Fund	11,723,990	20,415,630	1,464,666
Telecommunications Fund	1,312,214	1,008,983	12,515
Transportation Fund	2,457,297	1,565,133	5,561
Utilities Fund	791,811	1,844,702	(98,083)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.06%			0.63%
Due 10/01/20	59,103,876	59,103,974	01/15/26	36,745,360	40,558,260
			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Basic Materials Fund	$623,841	$(623,841)	$—	$637,988	$—	$637,988
Biotechnology Fund	5,505,078	(5,505,078)	—	5,605,263	—	5,605,263
Consumer Products Fund	1,785,772	(1,785,772)	—	1,824,667	—	1,824,667
Electronics Fund	483,374	(483,374)	—	499,384	—	499,384
Energy Fund	106,731	(106,731)	—	110,686	—	110,686
Energy Services Fund	34,363	(34,363)	—	36,205	—	36,205
Financial Services Fund	35,201	(35,201)	—	36,588	—	36,588
Health Care Fund	809,046	(809,046)	—	827,576	—	827,576
Internet Fund	360,141	(360,141)	—	365,564	—	365,564
Leisure Fund	468,371	(468,371)	—	476,281	—	476,281
Precious Metals Fund	6,574,163	(6,574,163)	—	6,868,495	—	6,868,495
Real Estate Fund	42,412	(42,412)	—	43,746	—	43,746
Retailing Fund	250,108	(250,108)	—	254,316	—	254,316
Technology Fund	964,156	(964,156)	—	995,558	—	995,558
Transportation Fund	524,476	(524,476)	—	535,100	—	535,100

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expired June 8, 2020. On March 30, 2020, the Board approved increasing the line of credit from $75,000,000 to $150,000,000. On June 8, 2020, the line of credit agreement was renewed at the increased $150,000,000 amount and expires on June 7, 2021. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2020. The Funds did not have any borrowings outstanding under this agreement at September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2020, were as follows:

Fund	Average Daily Balance
Banking Fund	$285
Basic Materials Fund	71
Biotechnology Fund	389
Consumer Products Fund	521
Electronics Fund	36,666
Energy Fund	5,247
Energy Services Fund	1,184
Financial Services Fund	1,726
Health Care Fund	233
Internet Fund	3,926
Leisure Fund	526
Precious Metals Fund	6,041
Real Estate Fund	1,258
Technology Fund	1,055
Telecommunications Fund	499
Transportation Fund	4,929
Utilities Fund	1,233

Note 9 – Reverse Share Splits

Effective on August 10th, 2020, reverse share splits occurred for the following Funds:

Fund	Split Type
Energy Fund	One-for-Three Reverse Share Split
Energy Services Fund	One-for-Fifteen Reverse Share Split

The effect of these transactions was to divide the number of outstanding shares of the Energy Fund and the Energy Services Fund by their respective reverse split ratios, resulting in a corresponding increase in the NAV. The share transactions presented in the Statement of Changes in Net Assets and the Per Share Data in the Financial Highlights for each of the periods presented prior to the effective date, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Note 10 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

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The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 11 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Guggenheim Long Short Equity Fund (“Long Short Equity Fund”)**	●	Guggenheim Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)**
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	Guggenheim Multi-Hedge Strategies Fund (“Multi-Hedge Strategies Fund”)**	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 Fund
●	S&P 500 Fund	●	S&P 500 Pure Growth Fund

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OTHER INFORMATION (Unaudited)(continued)

●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 18, 2020.

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OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund (other than the Alternative Funds) (each, a “Tradable Fund” and collectively, the “Tradable Funds”)2 is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct objective performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed objective performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

[2]	Note that the Tradable Funds include the Sector Funds and the Real Estate Fund.

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OTHER INFORMATION (Unaudited)(continued)

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2019, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed performance benchmark for the five-year, three-year and one-year periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2020.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2019, as applicable, noting the Adviser’s view that such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2019, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies

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OTHER INFORMATION (Unaudited)(continued)

and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for the Commodities Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of both actively-managed and index-based commodity funds and, for the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of actively-managed emerging markets bond funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2019, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar strategies that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2019, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily a result of the Fund’s fundamental factor tilts and the underperformance of the Fund’s prior investment strategy. The Committee noted management’s statement that the Fund’s high positive allocation to value and short on growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee also noted management’s statement that the Fund employed a momentum-based investment strategy prior to May 31, 2017 that demonstrated bouts of volatility and inconsistencies, which affected long-term performance. The Committee took into account management’s statement that, since 2018, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and adding a macro overlay to better incorporate Guggenheim’s market views. The Committee also took note of improving performance, noting that one-year performance as of March 31, 2020 ranked in the 62nd percentile.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 92nd and 34th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach, resulting in more competitive performance over the three-year and one-year time periods. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings improved to the 76th and 28th percentiles, respectively, and that one-year performance ranked in the 43rd percentile.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

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OTHER INFORMATION (Unaudited)(continued)

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted that Guggenheim generally does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, although the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s total net expense ratio is similar to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar investment strategies, but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (94th percentile) of its peer group. The Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (38th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect once the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr. (1946)(1)	Trustee	Since 2019	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)(1)	Trustee	Since 2019	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)(1)	Trustee	Since 2019	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-September 2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
(1)	Under the Trust’s Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2020

Rydex Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
S&P 500® Fund
Inverse S&P 500® Strategy Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund
Dow Jones Industrial Average® Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund
Money Market Fund
U.S. Government Money Market Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RBENF-SEMI-0920x0321

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
NOVA FUND	12
S&P 500® FUND	28
INVERSE S&P 500® STRATEGY FUND	40
MONTHLY REBALANCE NASDAQ-100® 2X STRATEGY FUND	50
INVERSE NASDAQ-100® STRATEGY FUND	59
MID-CAP 1.5X STRATEGY FUND	69
INVERSE MID-CAP STRATEGY FUND	83
RUSSELL 2000® 1.5X STRATEGY FUND	90
RUSSELL 2000® FUND	98
INVERSE RUSSELL 2000® STRATEGY FUND	105
DOW JONES INDUSTRIAL AVERAGE® FUND	113
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	121
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	130
HIGH YIELD STRATEGY FUND	141
INVERSE HIGH YIELD STRATEGY FUND	150
U.S. GOVERNMENT MONEY MARKET FUND	157
NOTES TO FINANCIAL STATEMENTS	163
OTHER INFORMATION	181
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	188
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	193
LIQUIDITY RISK MANAGEMENT PROGRAM	196

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2020

Dear Shareholder:

The six-month period ended September 30, 2020, concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century, causing a steeper plunge in output and employment in two months than during the first two years of the Great Depression. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in massive asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.

The recovery since the spring has been faster than expected, with consumer confidence holding up due to the temporary nature of layoffs and positive personal income growth thanks to massive fiscal support. However, the outlook for the next several months is more challenging. Fiscal support is fading, so incomes will likely fall in the fourth quarter. Also, colder weather and the reopening of schools make the likelihood of another large COVID wave very high, risking renewed lockdowns and a setback in the recovery. We do not expect a full recovery will be possible until a vaccine has been developed, tested, approved, produced, and administered across the globe. This process will likely take until mid-2021, or possibly longer. As discussed in this shareholder report, these events have had an impact on performance.

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2020.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to the safety and prosperity of our clients, our employees, and our shareholders. Thank you for the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2020

basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

The Government Long Bond 1.2x Strategy and Inverse Government Long Bond Strategy funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged Funds’ holdings consistent with their strategies, as frequently as daily. ● In general, bond prices rise when interest rates fall, and vice versa. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● There are no assurances that any Guggenheim fund will achieve its objective and/or strategy. These Funds are subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective, and may decrease the Fund’s performance. ● For more on these and other risks, please read the prospectus.

The High Yield Strategy Fund and Inverse High Yield Strategy Fund may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options, and swap agreements will expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● A highly liquid secondary market may not exist for the credit default swaps the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. ● You may have a gain or loss when you sell your shares. ● In general, bond prices rise when interest rates fall, and vice versa. ● The Fund’s exposure to the high yield bond market may subject the Fund to greater volatility because (i) it will be affected by the ability of high yield security issuers’ ability to make principal and interest payments and (ii) the prices of derivatives linked to high yield bonds may fluctuate unpredictably and not necessarily in relation to interest rates. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● For more on these and other risks, please read the prospectus.

Monthly leveraged funds are not suitable for all investors. ● These funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking monthly leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The funds’ use of derivatives, such as futures, options, and swap agreements, may expose the funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Monthly leveraged funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a monthly basis. Because monthly leveraged funds seek to track the performance of their benchmark on a monthly basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the quarterly, annual or other period performance of its benchmark. Due to the compounding of monthly returns, leveraged funds’ returns over periods other than one calendar month will likely differ in amount and possibly direction from the benchmark return for the same period. For those funds that consistently apply leverage, the value of the funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. Monthly leveraged funds rebalance their portfolios on a monthly basis on the last day of each calendar month, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses. ● Throughout the month, the amount of leverage that a monthly leveraged fund provides is allowed to float. Purchasing monthly leveraged funds on any day other than the last day of each calendar month will likely mean that the monthly leveraged fund’s actual leverage is different from its monthly leverage target. Investors should monitor their monthly leveraged funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the monthly leveraged funds’ prospectus.

The U.S. Government Money Market Fund may not be suitable for all investors. ● You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2020

Six months ago, the global COVID-19 pandemic threatened the worst economic downturn since the Great Depression. Faced with the prospect of an economic collapse, policymakers in the U.S. introduced fiscal and monetary policy initiatives that have, for the most part, shored up the U.S. economy, although more stimulus appears to be necessary. These policy initiatives, particularly on the monetary side, have increased market liquidity and lowered borrowing rates, reassuring equity investors that the U.S. Federal Reserve (the “Fed”) would do everything in its power to maintain market stability. For the six months ended September 30, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned 31.31%, briefly surpassing the pre-pandemic peak before giving up gains in September. This increase was in spite of personal and economic hardships imposed by the onset of COVID-19, highlighting the crucial role of policy support.

While the outlook on fiscal policy is contingent on the 2020 presidential election outcome, the monetary policy outlook is far less dependent on it. Our views hold that the Fed will remain accommodative over the next several years. This is in large part owing to recent revisions to the Fed’s policy framework that resulted in a dovish shift in the policy reaction function.

Fed policymakers revised their Statement on Longer-Run Goals and Monetary Policy Strategy in August 2020. Labor market goals now focus on correcting shortfalls in achieving maximum employment, rather than managing deviations from it, which previously included tightening policy when the Fed thought the labor market was too tight. Instead, the Fed will now tolerate the unemployment rate falling below a level they consider to be maximum employment as long as it does not produce unwanted inflation. On inflation policy, the Fed will aim for core inflation to average 2% over an unspecified time period. This allows for inflation readings that are moderately above 2% over shorter horizons to make up for periods when inflation falls below its target.

The practical effect of the revised strategy would likely have meant no rate hikes from 2015–2018, as inflation was never above 2% for a sustained period and a low unemployment rate is now an insufficient justification for raising rates. But the revised statement, and Fed Chair Jerome Powell’s speech at Jackson Hole, which coincided with the release of the new framework, gave no explanation of how the Fed would actually achieve higher inflation, something it could not attain previously with years of short-term rates at zero and trillions of dollars in quantitative easing. A lack of concrete guidance on the overshoot (with no numerical target and no specified time frame) further weakens the policy and the associated response in inflation expectations, which remain lower than the Fed would favor.

We expect the Fed will have a difficult time in reaching its inflation target in the coming years, let alone exceeding it, in part because core inflation lags real gross domestic product growth by about 18 months, meaning that inflation should trend downward over the next several quarters. In addition, elevated unemployment and a high debt burden will weigh on the speed of the recovery. As the last expansion demonstrated, even a strong economy with low unemployment does not necessarily produce inflation in excess of 2%, as many components of inflation are not responsive to interest rates or economic conditions.

Below-target inflation may anchor U.S. Treasury yields at low levels. In the near term, concerns over another COVID-19 wave complicated by the flu season, a slowing pace of improvement in the labor market, a lack of additional fiscal stimulus, and election uncertainty, all suggest low U.S. Treasury yields. In addition, comparatively higher yields in the U.S. should continue to attract capital from abroad, further supporting the market.

For the six-month period ended September 30, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.39%. The return of the MSCI Emerging Markets Index* was 29.36%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.53% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 15.24%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2020

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Long Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The U.S. Long Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index covers approximately 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2020 and ending September 30, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.37%	48.40%	$ 1,000.00	$ 1,484.00	$ 8.53
A-Class	1.62%	48.19%	1,000.00	1,481.90	10.08
C-Class	2.37%	47.63%	1,000.00	1,476.30	14.71
H-Class	1.62%	48.20%	1,000.00	1,482.00	10.08
S&P 500® Fund
A-Class	1.69%	30.08%	1,000.00	1,300.80	9.75
C-Class	2.44%	29.61%	1,000.00	1,296.10	14.04
H-Class	1.69%	30.10%	1,000.00	1,301.00	9.75
Inverse S&P 500® Strategy Fund
Investor Class	1.53%	(26.41%)	1,000.00	735.90	6.66
A-Class	1.80%	(26.50%)	1,000.00	735.00	7.83
C-Class	2.54%	(26.78%)	1,000.00	732.20	11.03
H-Class	1.80%	(26.49%)	1,000.00	735.10	7.83
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.33%	104.70%	1,000.00	2,047.00	10.16
C-Class	2.08%	103.92%	1,000.00	2,039.20	15.85
H-Class	1.34%	104.72%	1,000.00	2,047.20	10.24
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.56%	(34.69%)	1,000.00	653.10	6.46
A-Class	1.80%	(34.77%)	1,000.00	652.30	7.46
C-Class	2.57%	(35.01%)	1,000.00	649.90	10.63
H-Class	1.80%	(34.79%)	1,000.00	652.10	7.45
Mid-Cap 1.5x Strategy Fund
A-Class	1.78%	43.73%	1,000.00	1,437.30	10.88
C-Class	2.54%	43.19%	1,000.00	1,431.90	15.48
H-Class	1.78%	43.72%	1,000.00	1,437.20	10.88
Inverse Mid-Cap Strategy Fund
A-Class	1.78%	(27.50%)	1,000.00	725.00	7.70
C-Class	2.40%	(27.29%)	1,000.00	727.10	10.39
H-Class	1.78%	(27.51%)	1,000.00	724.90	7.70
Russell 2000® 1.5x Strategy Fund
A-Class	1.82%	46.83%	1,000.00	1,468.30	11.26
C-Class	2.57%	46.33%	1,000.00	1,463.30	15.87
H-Class	1.82%	46.85%	1,000.00	1,468.50	11.26
Russell 2000® Fund
A-Class	1.73%	30.55%	1,000.00	1,305.50	10.00
C-Class	2.49%	30.04%	1,000.00	1,300.40	14.36
H-Class	1.73%	30.53%	1,000.00	1,305.30	10.00
Inverse Russell 2000® Strategy Fund
A-Class	1.81%	(29.34%)	1,000.00	706.60	7.74
C-Class	2.57%	(29.63%)	1,000.00	703.70	10.98
H-Class	1.83%	(29.35%)	1,000.00	706.50	7.83

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.72%	27.40%	$ 1,000.00	$ 1,274.00	$ 9.80
C-Class	2.47%	26.96%	1,000.00	1,269.60	14.05
H-Class	1.72%	27.44%	1,000.00	1,274.40	9.81
Government Long Bond 1.2x Strategy Fund
Investor Class	1.09%	(2.19%)	1,000.00	978.10	5.41
A-Class	1.32%	(2.28%)	1,000.00	977.20	6.54
C-Class	2.07%	(2.66%)	1,000.00	973.40	10.24
H-Class	1.33%	(2.31%)	1,000.00	976.90	6.59
Inverse Government Long Bond Strategy Fund
Investor Class	2.61%	0.53%	1,000.00	1,005.30	13.12
A-Class	2.85%	0.43%	1,000.00	1,004.30	14.32
C-Class	3.60%	0.06%	1,000.00	1,000.60	18.05
H-Class	2.83%	0.64%	1,000.00	1,006.40	14.23
High Yield Strategy Fund
A-Class	1.62%	6.96%	1,000.00	1,069.60	8.40
C-Class	2.36%	6.57%	1,000.00	1,065.70	12.22
H-Class	1.63%	7.01%	1,000.00	1,070.10	8.46
Inverse High Yield Strategy Fund
A-Class	1.64%	(7.85%)	1,000.00	921.50	7.90
C-Class	2.36%	(8.18%)	1,000.00	918.20	11.35
H-Class	1.62%	(7.83%)	1,000.00	921.70	7.80
U.S. Government Money Market Fund
Money Market Class	0.20%	0.00%	1,000.00	1,000.00	1.00

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.37%	5.00%	$ 1,000.00	$ 1,018.20	$ 6.93
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
S&P 500® Fund
A-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
Inverse S&P 500® Strategy Fund
Investor Class	1.53%	5.00%	1,000.00	1,017.40	7.74
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.33%	5.00%	1,000.00	1,018.40	6.73
C-Class	2.08%	5.00%	1,000.00	1,014.64	10.50
H-Class	1.34%	5.00%	1,000.00	1,018.35	6.78
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.56%	5.00%	1,000.00	1,017.25	7.89
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
Mid-Cap 1.5x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
Inverse Mid-Cap Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
Russell 2000® 1.5x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
Russell 2000® Fund
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Inverse Russell 2000® Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.72%	5.00%	$ 1,000.00	$ 1,016.44	$ 8.69
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Government Long Bond 1.2x Strategy Fund
Investor Class	1.09%	5.00%	1,000.00	1,019.60	5.52
A-Class	1.32%	5.00%	1,000.00	1,018.45	6.68
C-Class	2.07%	5.00%	1,000.00	1,014.69	10.45
H-Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Inverse Government Long Bond Strategy Fund
Investor Class	2.61%	5.00%	1,000.00	1,011.98	13.16
A-Class	2.85%	5.00%	1,000.00	1,010.78	14.37
C-Class	3.60%	5.00%	1,000.00	1,007.02	18.11
H-Class	2.83%	5.00%	1,000.00	1,010.88	14.27
High Yield Strategy Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
Inverse High Yield Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
U.S. Government Money Market Fund
Money Market Class	0.20%	5.00%	1,000.00	1,024.07	1.01

[1]

This ratio represents annualized Net Expense, which include interest expense related to securities sold short. Excluding short interest expense, the operating ratio of the Inverse Government Long Bond Strategy Fund would be 1.51%, 1.77%, 2.52%, and 1.76% for Investor Class, A-Class, C-Class and H-Class, respectively. Excludes expenses of the underlying funds in which the Funds invest, if any.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2020 to September 30, 2020.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	July 12, 1993
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	5.5%
Apple, Inc.	4.4%
Guggenheim Strategy Fund II	4.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	3.1%
Guggenheim Strategy Fund III	1.6%
Facebook, Inc. — Class A	1.5%
Alphabet, Inc. — Class A	1.0%
Alphabet, Inc. — Class C	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Top Ten Total	27.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	48.40%	14.49%	17.13%	17.47%
A-Class Shares	48.19%	14.20%	16.86%	17.19%
A-Class Shares with sales charge‡	41.15%	8.78%	15.73%	16.62%
C-Class Shares	47.63%	13.33%	15.99%	16.32%
C-Class Shares with CDSC§	46.63%	12.33%	15.99%	16.32%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	48.20%	14.18%	16.88%	12.56%
S&P 500 Index	31.31%	15.15%	14.15%	11.12%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
NOVA FUND

	Shares	Value
COMMON STOCKS† - 65.3%

Technology - 15.5%
Apple, Inc.	105,535	$12,222,008
Microsoft Corp.	49,678	10,448,774
NVIDIA Corp.	4,050	2,191,941
Adobe, Inc.*	3,149	1,544,364
salesforce.com, Inc.*	5,974	1,501,386
Intel Corp.	27,919	1,445,646
Broadcom, Inc.	2,640	961,805
Accenture plc — Class A	4,176	943,734
QUALCOMM, Inc.	7,407	871,656
Texas Instruments, Inc.	6,013	858,596
Oracle Corp.	12,691	757,653
International Business Machines Corp.	5,846	711,283
Advanced Micro Devices, Inc.*	7,707	631,897
ServiceNow, Inc.*	1,259	610,615
Fidelity National Information Services, Inc.	4,067	598,703
Intuit, Inc.	1,719	560,755
Activision Blizzard, Inc.	5,067	410,174
Fiserv, Inc.*	3,649	376,029
Applied Materials, Inc.	5,995	356,403
Micron Technology, Inc.*	7,293	342,479
Autodesk, Inc.*	1,439	332,423
Lam Research Corp.	956	317,153
Analog Devices, Inc.	2,426	283,211
Electronic Arts, Inc.*	1,896	247,257
Cognizant Technology Solutions Corp. — Class A	3,560	247,135
Synopsys, Inc.*	996	213,124
KLA Corp.	1,021	197,809
MSCI, Inc. — Class A	549	195,872
Cadence Design Systems, Inc.*	1,830	195,133
ANSYS, Inc.*	563	184,231
HP, Inc.	9,016	171,214
Microchip Technology, Inc.	1,657	170,273
Paychex, Inc.	2,103	167,756
Xilinx, Inc.	1,604	167,201
Skyworks Solutions, Inc.	1,097	159,613
Cerner Corp.	2,005	144,941
Take-Two Interactive Software, Inc.*	751	124,080
Maxim Integrated Products, Inc.	1,753	118,520
Akamai Technologies, Inc.*	1,068	118,057
Citrix Systems, Inc.	811	111,683
Fortinet, Inc.*	882	103,908
Paycom Software, Inc.*	321	99,927
Broadridge Financial Solutions, Inc.	756	99,792
Qorvo, Inc.*	750	96,758
Tyler Technologies, Inc.*	264	92,020
Zebra Technologies Corp. — Class A*	350	88,361
Teradyne, Inc.	1,090	86,611
Jack Henry & Associates, Inc.	503	81,783
Hewlett Packard Enterprise Co.	8,445	79,130
Leidos Holdings, Inc.	877	78,185
Western Digital Corp.	1,986	72,588
Seagate Technology plc	1,465	72,181
NetApp, Inc.	1,457	63,875
IPG Photonics Corp.*	234	39,773
DXC Technology Co.	1,669	29,792
Xerox Holdings Corp.	1,175	22,055
Total Technology		43,419,326

Consumer, Non-cyclical - 14.4%
Johnson & Johnson	17,283	2,573,093
Procter & Gamble Co.	16,343	2,271,514
UnitedHealth Group, Inc.	6,239	1,945,133
PayPal Holdings, Inc.*	7,702	1,517,525
Merck & Company, Inc.	16,603	1,377,219
Pfizer, Inc.	36,479	1,338,779
Abbott Laboratories	11,623	1,264,931
PepsiCo, Inc.	9,090	1,259,874
Coca-Cola Co.	25,378	1,252,912
Thermo Fisher Scientific, Inc.	2,597	1,146,627
AbbVie, Inc.	11,585	1,014,730
Amgen, Inc.	3,845	977,245
Medtronic plc	8,824	916,990
Danaher Corp.	4,145	892,543
Bristol-Myers Squibb Co.	14,796	892,051
Eli Lilly & Co.	5,211	771,332
Philip Morris International, Inc.	10,223	766,623
S&P Global, Inc.	1,582	570,469
Intuitive Surgical, Inc.*	768	544,927
Mondelez International, Inc. — Class A	9,376	538,651
Gilead Sciences, Inc.	8,230	520,054
Zoetis, Inc.	3,119	515,789
CVS Health Corp.	8,591	501,714
Altria Group, Inc.	12,200	471,408
Vertex Pharmaceuticals, Inc.*	1,710	465,325
Stryker Corp.	2,145	446,954
Anthem, Inc.	1,651	443,442
Becton Dickinson and Co.	1,903	442,790
Colgate-Palmolive Co.	5,628	434,200
Cigna Corp.	2,411	408,448
Automatic Data Processing, Inc.	2,823	393,780
Regeneron Pharmaceuticals, Inc.*	686	384,009
Humana, Inc.	868	359,257
Boston Scientific Corp.*	9,392	358,868
Global Payments, Inc.	1,964	348,767
Kimberly-Clark Corp.	2,239	330,611
Edwards Lifesciences Corp.*	4,081	325,745
Estee Lauder Companies, Inc. — Class A	1,481	323,228
Moody’s Corp.	1,060	307,241
Illumina, Inc.*	958	296,099
Biogen, Inc.*	1,039	294,744
Baxter International, Inc.	3,323	267,236
DexCom, Inc.*	629	259,293
General Mills, Inc.	4,010	247,337
Centene Corp.*	3,804	221,887
IDEXX Laboratories, Inc.*	558	219,355
HCA Healthcare, Inc.	1,731	215,821
Constellation Brands, Inc. — Class A	1,103	209,029
Sysco Corp.	3,338	207,690
IQVIA Holdings, Inc.*	1,256	197,983
Verisk Analytics, Inc. — Class A	1,066	197,540

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

	Shares	Value
Monster Beverage Corp.*	2,423	$194,325
IHS Markit Ltd.	2,449	192,271
Cintas Corp.	571	190,046
Zimmer Biomet Holdings, Inc.	1,359	185,014
Clorox Co.	829	174,231
Kroger Co.	5,107	173,178
Archer-Daniels-Midland Co.	3,648	169,595
Alexion Pharmaceuticals, Inc.*	1,439	164,665
ResMed, Inc.	951	163,030
McKesson Corp.	1,065	158,611
McCormick & Company, Inc.	814	157,998
Align Technology, Inc.*	471	154,187
Church & Dwight Company, Inc.	1,623	152,091
Corteva, Inc.	4,914	141,572
Hershey Co.	968	138,753
West Pharmaceutical Services, Inc.	485	133,326
FleetCor Technologies, Inc.*	552	131,431
Kraft Heinz Co.	4,254	127,407
Equifax, Inc.	797	125,049
Laboratory Corporation of America Holdings*	639	120,305
MarketAxess Holdings, Inc.	249	119,916
Tyson Foods, Inc. — Class A	1,932	114,915
Conagra Brands, Inc.	3,207	114,522
Hologic, Inc.*	1,700	112,999
Incyte Corp.*	1,220	109,483
Cooper Companies, Inc.	323	108,890
Kellogg Co.	1,666	107,607
Teleflex, Inc.	305	103,828
Varian Medical Systems, Inc.*	598	102,856
Quest Diagnostics, Inc.	882	100,980
STERIS plc	558	98,314
AmerisourceBergen Corp. — Class A	965	93,528
Catalent, Inc.*	1,078	92,342
Brown-Forman Corp. — Class B	1,198	90,233
Cardinal Health, Inc.	1,920	90,144
Hormel Foods Corp.	1,842	90,055
JM Smucker Co.	749	86,525
United Rentals, Inc.*	473	82,539
ABIOMED, Inc.*	296	82,010
Gartner, Inc.*	586	73,221
Bio-Rad Laboratories, Inc. — Class A*	140	72,164
Avery Dennison Corp.	548	70,056
Campbell Soup Co.	1,329	64,284
Lamb Weston Holdings, Inc.	954	63,222
Dentsply Sirona, Inc.	1,434	62,709
Henry Schein, Inc.*	937	55,077
Universal Health Services, Inc. — Class B	510	54,580
Rollins, Inc.	968	52,456
Mylan N.V.*	3,394	50,333
Quanta Services, Inc.	906	47,891
DaVita, Inc.*	494	42,311
Molson Coors Beverage Co. — Class B	1,235	41,447
Perrigo Company plc	896	41,135
Robert Half International, Inc.	753	39,864
Nielsen Holdings plc	2,342	33,210
Total Consumer, Non-cyclical		40,361,543

Communications - 10.9%
Amazon.com, Inc.*	2,795	8,800,700
Facebook, Inc. — Class A*	15,783	4,133,568
Alphabet, Inc. — Class A*	1,972	2,890,163
Alphabet, Inc. — Class C*	1,927	2,831,919
Verizon Communications, Inc.	27,165	1,616,046
Walt Disney Co.	11,863	1,471,961
Netflix, Inc.*	2,895	1,447,587
Comcast Corp. — Class A	29,926	1,384,377
AT&T, Inc.	46,773	1,333,498
Cisco Systems, Inc.	27,791	1,094,687
Charter Communications, Inc. — Class A*	982	613,102
Booking Holdings, Inc.*	269	460,173
T-Mobile US, Inc.*	3,819	436,741
Twitter, Inc.*	5,192	231,044
eBay, Inc.	4,365	227,416
Motorola Solutions, Inc.	1,115	174,843
Corning, Inc.	4,995	161,888
VeriSign, Inc.*	663	135,816
CDW Corp.	937	112,000
ViacomCBS, Inc. — Class B	3,701	103,665
Etsy, Inc.*	783	95,236
Expedia Group, Inc.	891	81,696
NortonLifeLock, Inc.	3,880	80,859
Arista Networks, Inc.*	359	74,288
E*TRADE Financial Corp.	1,451	72,623
Omnicom Group, Inc.	1,411	69,845
CenturyLink, Inc.	6,484	65,424
Fox Corp. — Class A	2,256	62,784
F5 Networks, Inc.*	402	49,353
DISH Network Corp. — Class A*	1,620	47,029
Juniper Networks, Inc.	2,178	46,827
Interpublic Group of Companies, Inc.	2,560	42,675
Discovery, Inc. — Class C*	2,032	39,827
News Corp. — Class A	2,554	35,807
Fox Corp. — Class B	1,028	28,753
Discovery, Inc. — Class A*,1	1,052	22,902
News Corp. — Class B	799	11,170
Total Communications		30,588,292

Financial - 9.1%
Berkshire Hathaway, Inc. — Class B*	13,012	2,770,775
Visa, Inc. — Class A	11,068	2,213,268
Mastercard, Inc. — Class A	5,799	1,961,048
JPMorgan Chase & Co.	20,006	1,925,978
Bank of America Corp.	50,051	1,205,729
American Tower Corp. — Class A REIT	2,912	703,918
Wells Fargo & Co.	27,046	635,851
Citigroup, Inc.	13,667	589,184
BlackRock, Inc. — Class A	931	524,665
Prologis, Inc. REIT	4,850	488,007
Crown Castle International Corp. REIT	2,755	458,707
Goldman Sachs Group, Inc.	2,259	453,991
Equinix, Inc. REIT	581	441,636

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

	Shares	Value
American Express Co.	4,281	$429,170
CME Group, Inc. — Class A	2,354	393,848
Marsh & McLennan Companies, Inc.	3,325	381,377
Morgan Stanley	7,867	380,369
Intercontinental Exchange, Inc.	3,684	368,584
Progressive Corp.	3,843	363,817
Chubb Ltd.	2,963	344,064
Truist Financial Corp.	8,846	336,590
U.S. Bancorp	8,999	322,614
Aon plc — Class A	1,521	313,782
PNC Financial Services Group, Inc.	2,787	306,319
Charles Schwab Corp.	7,613	275,819
Digital Realty Trust, Inc. REIT	1,766	259,178
SBA Communications Corp. REIT	735	234,083
Public Storage REIT	998	222,275
Capital One Financial Corp.	2,998	215,436
Allstate Corp.	2,050	192,987
T. Rowe Price Group, Inc.	1,490	191,048
MetLife, Inc.	5,065	188,266
Bank of New York Mellon Corp.	5,350	183,719
Travelers Companies, Inc.	1,662	179,812
Willis Towers Watson plc	846	176,662
Prudential Financial, Inc.	2,593	164,707
Aflac, Inc.	4,352	158,195
American International Group, Inc.	5,655	155,682
Welltower, Inc. REIT	2,739	150,891
Weyerhaeuser Co. REIT	4,899	139,719
AvalonBay Communities, Inc. REIT	924	137,990
Realty Income Corp. REIT	2,265	137,599
State Street Corp.	2,313	137,230
Arthur J Gallagher & Co.	1,257	132,714
Simon Property Group, Inc. REIT	2,008	129,877
First Republic Bank	1,130	123,238
Alexandria Real Estate Equities, Inc. REIT	770	123,200
Ameriprise Financial, Inc.	790	121,747
Discover Financial Services	2,012	116,253
Equity Residential REIT	2,248	115,390
Northern Trust Corp.	1,366	106,507
CBRE Group, Inc. — Class A*	2,201	103,381
Ventas, Inc. REIT	2,449	102,760
Fifth Third Bancorp	4,676	99,692
Healthpeak Properties, Inc. REIT	3,534	95,948
Synchrony Financial	3,564	93,270
Nasdaq, Inc.	755	92,646
Extra Space Storage, Inc. REIT	847	90,620
Duke Realty Corp. REIT	2,433	89,778
Mid-America Apartment Communities, Inc. REIT	751	87,078
Hartford Financial Services Group, Inc.	2,351	86,658
Essex Property Trust, Inc. REIT	428	85,938
SVB Financial Group*	340	81,811
M&T Bank Corp.	842	77,540
Cincinnati Financial Corp.	982	76,567
KeyCorp	6,407	76,436
Boston Properties, Inc. REIT	930	74,679
Regions Financial Corp.	6,303	72,674
Citizens Financial Group, Inc.	2,802	70,835
Principal Financial Group, Inc.	1,676	67,493
UDR, Inc. REIT	1,937	63,166
Cboe Global Markets, Inc.	714	62,646
Huntington Bancshares, Inc.	6,678	61,237
Raymond James Financial, Inc.	801	58,281
Western Union Co.	2,698	57,818
W R Berkley Corp.	923	56,441
Loews Corp.	1,565	54,384
Everest Re Group Ltd.	262	51,755
Globe Life, Inc.	643	51,376
Iron Mountain, Inc. REIT	1,892	50,687
Host Hotels & Resorts, Inc. REIT	4,630	49,958
Assurant, Inc.	392	47,554
Regency Centers Corp. REIT	1,036	39,389
Lincoln National Corp.	1,192	37,345
Franklin Resources, Inc.	1,756	35,735
Comerica, Inc.	913	34,922
Vornado Realty Trust REIT	1,029	34,688
Federal Realty Investment Trust REIT	452	33,195
Apartment Investment and Management Co. — Class A REIT	977	32,944
Kimco Realty Corp. REIT	2,839	31,967
Zions Bancorp North America	1,076	31,441
People’s United Financial, Inc.	2,788	28,744
Invesco Ltd.	2,472	28,206
Unum Group	1,336	22,485
SL Green Realty Corp. REIT[1]	481	22,304
Total Financial		25,487,987

Consumer, Cyclical - 5.4%
Home Depot, Inc.	7,066	1,962,299
Walmart, Inc.	9,115	1,275,280
McDonald’s Corp.	4,885	1,072,209
Costco Wholesale Corp.	2,898	1,028,790
NIKE, Inc. — Class B	8,172	1,025,913
Lowe’s Companies, Inc.	4,961	822,831
Starbucks Corp.	7,674	659,350
Target Corp.	3,286	517,282
TJX Companies, Inc.	7,871	438,021
Dollar General Corp.	1,635	342,729
General Motors Co.	8,267	244,620
Chipotle Mexican Grill, Inc. — Class A*	184	228,843
O’Reilly Automotive, Inc.*	486	224,085
Ross Stores, Inc.	2,336	217,995
Cummins, Inc.	969	204,614
PACCAR, Inc.	2,272	193,756
Yum! Brands, Inc.	1,979	180,683
AutoZone, Inc.*	153	180,179
Ford Motor Co.	25,651	170,836
Fastenal Co.	3,766	169,809
Walgreens Boots Alliance, Inc.	4,721	169,578
Best Buy Company, Inc.	1,512	168,270
DR Horton, Inc.	2,173	164,344
Aptiv plc	1,773	162,549
Marriott International, Inc. — Class A	1,746	161,645
Hilton Worldwide Holdings, Inc.	1,820	155,282

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

	Shares	Value
VF Corp.	2,097	$147,314
Lennar Corp. — Class A	1,803	147,269
Southwest Airlines Co.	3,872	145,200
Copart, Inc.*	1,356	142,597
Dollar Tree, Inc.*	1,558	142,308
Delta Air Lines, Inc.	4,187	128,038
Domino’s Pizza, Inc.	258	109,722
Tractor Supply Co.	763	109,368
WW Grainger, Inc.	295	105,247
Las Vegas Sands Corp.	2,156	100,599
CarMax, Inc.*	1,071	98,436
NVR, Inc.*	23	93,912
Genuine Parts Co.	947	90,126
Darden Restaurants, Inc.	854	86,032
Ulta Beauty, Inc.*	370	82,873
Tiffany & Co.	709	82,138
PulteGroup, Inc.	1,760	81,470
Royal Caribbean Cruises Ltd.	1,170	75,734
Whirlpool Corp.	409	75,211
Advance Auto Parts, Inc.	454	69,689
Hasbro, Inc.	837	69,237
United Airlines Holdings, Inc.*	1,910	66,372
MGM Resorts International	2,688	58,464
BorgWarner, Inc.	1,361	52,725
Carnival Corp.[1]	3,400	51,612
LKQ Corp.*	1,838	50,968
Live Nation Entertainment, Inc.*	933	50,270
L Brands, Inc.	1,532	48,733
Wynn Resorts Ltd.	637	45,743
Newell Brands, Inc.	2,479	42,540
American Airlines Group, Inc.[1]	3,338	41,024
Mohawk Industries, Inc.*	393	38,353
Hanesbrands, Inc.	2,286	36,004
Leggett & Platt, Inc.	869	35,777
Norwegian Cruise Line Holdings Ltd.*,1	1,809	30,952
Alaska Air Group, Inc.	812	29,744
Tapestry, Inc.	1,813	28,337
PVH Corp.	466	27,792
Gap, Inc.	1,349	22,973
Ralph Lauren Corp. — Class A	316	21,479
Under Armour, Inc. — Class A*	1,238	13,903
Under Armour, Inc. — Class C*	1,277	12,566
Total Consumer, Cyclical		15,130,643

Industrial - 5.3%
Union Pacific Corp.	4,456	877,253
United Parcel Service, Inc. — Class B	4,642	773,496
Honeywell International, Inc.	4,607	758,358
Lockheed Martin Corp.	1,615	618,997
3M Co.	3,781	605,640
Raytheon Technologies Corp.	10,028	577,011
Boeing Co.	3,483	575,601
Caterpillar, Inc.	3,555	530,228
Deere & Co.	2,057	455,893
FedEx Corp.	1,582	397,905
CSX Corp.	5,022	390,059
Illinois Tool Works, Inc.	1,889	364,974
Norfolk Southern Corp.	1,675	358,433
General Electric Co.	57,462	357,988
Northrop Grumman Corp.	1,018	321,169
Waste Management, Inc.	2,551	288,697
Roper Technologies, Inc.	687	271,441
Eaton Corporation plc	2,626	267,931
Emerson Electric Co.	3,923	257,231
L3Harris Technologies, Inc.	1,419	241,003
Amphenol Corp. — Class A	1,959	212,101
TE Connectivity Ltd.	2,167	211,803
General Dynamics Corp.	1,526	211,244
Agilent Technologies, Inc.	2,024	204,302
Johnson Controls International plc	4,884	199,512
Trane Technologies plc	1,571	190,484
Ball Corp.	2,144	178,209
Parker-Hannifin Corp.	844	170,775
Stanley Black & Decker, Inc.	1,048	169,986
TransDigm Group, Inc.	356	169,143
Fortive Corp.	2,213	168,653
Rockwell Automation, Inc.	761	167,938
Otis Worldwide Corp.	2,672	166,786
Carrier Global Corp.	5,345	163,236
Mettler-Toledo International, Inc.*	157	151,623
AMETEK, Inc.	1,507	149,796
Republic Services, Inc. — Class A	1,380	128,823
Keysight Technologies, Inc.*	1,228	121,302
Vulcan Materials Co.	869	117,784
Old Dominion Freight Line, Inc.	632	114,341
Amcor plc	10,296	113,771
Kansas City Southern	619	111,934
Dover Corp.	945	102,381
Expeditors International of Washington, Inc.	1,101	99,663
Xylem, Inc.	1,181	99,346
Martin Marietta Materials, Inc.	409	96,262
Masco Corp.	1,717	94,658
Garmin Ltd.	979	92,868
PerkinElmer, Inc.	734	92,124
IDEX Corp.	496	90,475
CH Robinson Worldwide, Inc.	885	90,438
Ingersoll Rand, Inc.*	2,437	86,757
Waters Corp.*	407	79,642
Jacobs Engineering Group, Inc.	855	79,318
Fortune Brands Home & Security, Inc.	907	78,474
Teledyne Technologies, Inc.*	242	75,071
Westinghouse Air Brake Technologies Corp.	1,174	72,647
J.B. Hunt Transport Services, Inc.	547	69,130
Packaging Corporation of America	623	67,938
Allegion plc	605	59,840
Westrock Co.	1,704	59,197
Textron, Inc.	1,497	54,027
Snap-on, Inc.	358	52,672
Pentair plc	1,089	49,843
A O Smith Corp.	889	46,939
Howmet Aerospace, Inc.*	2,577	43,087
Sealed Air Corp.	1,022	39,664

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

	Shares	Value
Huntington Ingalls Industries, Inc.	266	$37,439
FLIR Systems, Inc.	861	30,867
Flowserve Corp.	854	23,306
Total Industrial		14,846,927

Utilities - 1.9%
NextEra Energy, Inc.	3,214	892,078
Dominion Energy, Inc.	5,515	435,299
Duke Energy Corp.	4,828	427,568
Southern Co.	6,933	375,907
American Electric Power Company, Inc.	3,257	266,195
Xcel Energy, Inc.	3,449	238,015
Exelon Corp.	6,397	228,757
Sempra Energy	1,899	224,766
WEC Energy Group, Inc.	2,071	200,680
Eversource Energy	2,249	187,904
Public Service Enterprise Group, Inc.	3,320	182,301
American Water Works Company, Inc.	1,190	172,407
Consolidated Edison, Inc.	2,196	170,849
DTE Energy Co.	1,265	145,526
PPL Corp.	5,047	137,329
Entergy Corp.	1,314	129,468
Ameren Corp.	1,622	128,268
Edison International	2,483	126,236
CMS Energy Corp.	1,879	115,389
FirstEnergy Corp.	3,559	102,179
Alliant Energy Corp.	1,639	84,654
AES Corp.	4,366	79,068
Atmos Energy Corp.	810	77,428
Evergy, Inc.	1,489	75,671
CenterPoint Energy, Inc.	3,577	69,215
NiSource, Inc.	2,514	55,308
Pinnacle West Capital Corp.	739	55,092
NRG Energy, Inc.	1,603	49,276
Total Utilities		5,432,833

Basic Materials - 1.4%
Linde plc	3,449	821,310
Air Products & Chemicals, Inc.	1,450	431,897
Sherwin-Williams Co.	538	374,846
Newmont Corp.	5,272	334,508
Ecolab, Inc.	1,630	325,739
DuPont de Nemours, Inc.	4,817	267,247
Dow, Inc.	4,865	228,898
PPG Industries, Inc.	1,549	189,102
Freeport-McMoRan, Inc.	9,533	149,096
LyondellBasell Industries N.V. — Class A	1,687	118,917
International Paper Co.	2,580	104,593
FMC Corp.	851	90,129
Nucor Corp.	1,982	88,913
International Flavors & Fragrances, Inc.[1]	702	85,960
Celanese Corp. — Class A	777	83,489
Eastman Chemical Co.	889	69,449
Albemarle Corp.	698	62,317
CF Industries Holdings, Inc.	1,404	43,117
Mosaic Co.	2,265	41,382
Total Basic Materials		3,910,909
Energy - 1.4%
Exxon Mobil Corp.	27,757	952,898
Chevron Corp.	12,258	882,576
ConocoPhillips	7,041	231,227
Kinder Morgan, Inc.	12,779	157,565
Williams Companies, Inc.	7,967	156,551
Phillips 66	2,867	148,625
Schlumberger Ltd.	9,112	141,783
EOG Resources, Inc.	3,822	137,363
Marathon Petroleum Corp.	4,272	125,341
Valero Energy Corp.	2,677	115,968
Pioneer Natural Resources Co.	1,078	92,697
ONEOK, Inc.	2,916	75,758
Hess Corp.	1,794	73,428
Halliburton Co.	5,767	69,492
Baker Hughes Co.	4,308	57,253
Concho Resources, Inc.	1,291	56,959
Occidental Petroleum Corp.	5,495	55,005
Cabot Oil & Gas Corp. — Class A	2,617	45,431
Diamondback Energy, Inc.	1,036	31,204
Noble Energy, Inc.	3,182	27,206
Devon Energy Corp.	2,513	23,773
Apache Corp.	2,478	23,467
National Oilwell Varco, Inc.	2,549	23,094
Marathon Oil Corp.	5,182	21,194
HollyFrontier Corp.	978	19,276
TechnipFMC plc	2,773	17,498
Total Energy		3,762,632

Total Common Stocks
(Cost $171,915,189)		182,941,092

MUTUAL FUNDS† - 11.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,532,532	15,294,673
Guggenheim Strategy Fund II2	468,262	11,692,513
Guggenheim Strategy Fund III[2]	184,563	4,626,986
Total Mutual Funds
(Cost $31,372,000)		31,614,172

	Face Amount
U.S. TREASURY BILLS†† - 11.6%
U.S. Treasury Bills
0.07% due 10/15/20[3,4]	$15,000,000	14,999,548
0.06% due 10/15/20[3,4]	9,900,000	9,899,702
0.08% due 10/15/20[3,4]	4,101,000	4,100,876
0.08% due 10/29/20[4,5]	2,250,000	2,249,838
0.07% due 10/29/20[4,5]	1,400,000	1,399,899
Total U.S. Treasury Bills
(Cost $32,650,046)		32,649,863

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 0.7%
Federal Home Loan Bank
1.79% due 12/30/22	$2,000,000	$2,008,030
Total Federal Agency Notes
(Cost $2,012,374)		2,008,030

REPURCHASE AGREEMENTS††,6 - 9.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	14,716,405	14,716,405
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	6,125,377	6,125,377
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	5,574,094	5,574,094
Total Repurchase Agreements
(Cost $26,415,876)		26,415,876

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	179,068	$179,068
Total Securities Lending Collateral
(Cost $179,068)		179,068

Total Investments - 98.4%
(Cost $264,544,553)		$275,808,101
Other Assets & Liabilities, net - 1.6%		4,573,474
Total Net Assets - 100.0%		$280,381,575

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	523	Dec 2020	$87,595,963	$1,258,127

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	11/18/20	8,467	$28,472,828	$1,067,459
Goldman Sachs International	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/19/20	28,638	96,310,221	307,831
Barclays Bank plc	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/17/20	7,886	26,520,017	89,898
						$151,303,066	$1,465,188

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NOVA FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$182,941,092	$—	$—	$182,941,092
Mutual Funds	31,614,172	—	—	31,614,172
U.S. Treasury Bills	—	32,649,863	—	32,649,863
Federal Agency Notes	—	2,008,030	—	2,008,030
Repurchase Agreements	—	26,415,876	—	26,415,876
Securities Lending Collateral	179,068	—	—	179,068
Equity Futures Contracts**	1,258,127	—	—	1,258,127
Equity Index Swap Agreements**	—	1,465,188	—	1,465,188
Total Assets	$215,992,459	$62,538,957	$—	$278,531,416

**	This derivative is reported as unrealized appreciation/depreciation at period end.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
NOVA FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$11,261,712	$—	$—	$—	$430,801	$11,692,513	468,262	$92,628
Guggenheim Strategy Fund III	1,704,973	2,800,000	—	—	122,013	4,626,986	184,563	30,901
Guggenheim Ultra Short Duration Fund — Institutional Class	7,748,990	7,300,000	—	—	245,683	15,294,673	1,532,532	81,489
	$20,715,675	$10,100,000	$—	$—	$798,497	$31,614,172		$205,018

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value - including $176,460 of securities loaned (cost $206,756,677)	$217,778,053
Investments in affiliated issuers, at value (cost $31,372,000)	31,614,172
Repurchase agreements, at value (cost $26,415,876)	26,415,876
Cash	462
Segregated cash with broker	2,195,628
Unrealized appreciation on OTC swap agreements	1,465,188
Receivables:
Fund shares sold	1,249,707
Variation margin on futures contracts	419,707
Dividends	117,127
Interest	9,093
Securities lending income	12
Total assets	281,265,025

Liabilities:
Payable for:
Fund shares redeemed	301,814
Return of securities lending collateral	179,068
Management fees	96,066
Transfer agent and administrative fees	35,572
Swap settlement	20,844
Portfolio accounting fees	13,077
Distribution and service fees	10,886
Trustees’ fees*	3,102
Miscellaneous	223,021
Total liabilities	883,450
Commitments and contingent liabilities (Note 12)	—
Net assets	$280,381,575
Net assets consist of:
Paid in capital	$236,308,369
Total distributable earnings (loss)	44,073,206
Net assets	$280,381,575

Investor Class:
Net assets	$222,711,158
Capital shares outstanding	2,358,913
Net asset value per share	$94.41

A-Class:
Net assets	$16,934,417
Capital shares outstanding	194,046
Net asset value per share	$87.27
Maximum offering price per share (Net asset value divided by 95.25%)	$91.62

C-Class:
Net assets	$3,825,381
Capital shares outstanding	50,051
Net asset value per share	$76.43

H-Class:
Net assets	$36,910,619
Capital shares outstanding	422,551
Net asset value per share	$87.35

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$1,321,270
Dividends from securities of affiliated issuers	205,018
Interest	19,954
Income from securities lending, net	1,031
Total investment income	1,547,273

Expenses:
Management fees	791,191
Distribution and service fees:
A-Class	17,896
C-Class	19,145
H-Class	44,839
Transfer agent and administrative fees	296,264
Registration fees	116,117
Portfolio accounting fees	103,657
Professional fees	71,622
Custodian fees	14,563
Trustees’ fees*	5,151
Interest expense	11
Miscellaneous	63,472
Total expenses	1,543,928
Less:
Expenses waived by Adviser	(16,314)
Net expenses	1,527,614
Net investment income	19,659

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$22,491,925
Swap agreements	29,515,106
Futures contracts	12,690,570
Net realized gain	64,697,601
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,970,428
Investments in affiliated issuers	798,497
Swap agreements	2,717,512
Futures contracts	1,252,340
Net change in unrealized appreciation (depreciation)	15,738,777
Net realized and unrealized gain	80,436,378
Net increase in net assets resulting from operations	$80,456,037

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,659	$1,903,401
Net realized gain (loss) on investments	64,697,601	(3,430,932)
Net change in unrealized appreciation (depreciation) on investments	15,738,777	(25,554,771)
Net increase (decrease) in net assets resulting from operations	80,456,037	(27,082,302)

Capital share transactions:
Proceeds from sale of shares
Investor Class	934,104,028	1,884,601,216
A-Class	43,647,162	134,948,538
C-Class	80,817	1,007,068
H-Class	240,957,169	389,155,191
Cost of shares redeemed
Investor Class	(809,136,400)	(2,067,340,105)
A-Class	(38,914,385)	(150,323,713)
C-Class	(1,031,892)	(1,175,937)
H-Class	(222,479,818)	(433,198,924)
Net increase (decrease) from capital share transactions	147,226,681	(242,326,666)
Net increase (decrease) in net assets	227,682,718	(269,408,968)

Net assets:
Beginning of period	52,698,857	322,107,825
End of period	$280,381,575	$52,698,857

Capital share activity:
Shares sold
Investor Class	11,333,244	22,279,494
A-Class	544,312	1,760,253
C-Class	1,335	16,542
H-Class	3,277,685	4,984,254
Shares redeemed
Investor Class	(9,569,605)	(24,844,947)
A-Class	(476,512)	(1,999,067)
C-Class	(15,671)	(18,108)
H-Class	(2,923,961)	(5,603,433)
Net increase (decrease) in shares	2,170,827	(3,425,012)

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$63.62	$76.83	$69.63	$60.14	$49.18	$49.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.61	.48	.40	.08	.07
Net gain (loss) on investments (realized and unrealized)	30.75	(13.82)	6.72	10.50	11.56	(.25)
Total from investment operations	30.79	(13.21)	7.20	10.90	11.64	(.18)
Less distributions from:
Net investment income	—	—	—	(.02)	(.02)	(.06)
Net realized gains	—	—	—	(1.39)	(.66)	—
Total distributions	—	—	—	(1.41)	(.68)	(.06)
Net asset value, end of period	$94.41	$63.62	$76.83	$69.63	$60.14	$49.18

Total Return	48.40%	(17.19%)	10.34%	18.09%	23.84%	(0.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$222,711	$37,874	$242,831	$451,764	$78,531	$164,820
Ratios to average net assets:
Net investment income (loss)	0.09%	0.71%	0.65%	0.58%	0.15%	0.14%
Total expenses[c]	1.39%	1.37%	1.35%	1.26%	1.28%	1.25%
Net expenses[d]	1.37%	1.36%	1.35%	1.26%	1.28%	1.25%
Portfolio turnover rate	552%	690%	1,078%	2,067%	1,288%	619%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$58.89	$71.28	$64.72	$56.18	$46.08	$46.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.40	.28	.25	(.02)	(.05)
Net gain (loss) on investments (realized and unrealized)	28.44	(12.79)	6.28	9.70	10.80	(.21)
Total from investment operations	28.38	(12.39)	6.56	9.95	10.78	(.26)
Less distributions from:
Net investment income	—	—	—	(.02)	(.02)	(.06)
Net realized gains	—	—	—	(1.39)	(.66)	—
Total distributions	—	—	—	(1.41)	(.68)	(.06)
Net asset value, end of period	$87.27	$58.89	$71.28	$64.72	$56.18	$46.08

Total Return[e]	48.19%	(17.38%)	10.14%	17.68%	23.57%	(0.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,934	$7,435	$26,022	$35,094	$3,528	$13,626
Ratios to average net assets:
Net investment income (loss)	(0.16%)	0.52%	0.41%	0.39%	(0.05%)	(0.11%)
Total expenses[c]	1.64%	1.62%	1.60%	1.51%	1.53%	1.51%
Net expenses[d]	1.62%	1.61%	1.60%	1.51%	1.53%	1.51%
Portfolio turnover rate	552%	690%	1,078%	2,067%	1,288%	619%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$51.77	$63.15	$57.77	$50.57	$41.86	$42.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.22)	(.20)	(.27)	(.40)	(.34)
Net gain (loss) on investments (realized and unrealized)	24.99	(11.16)	5.58	8.88	9.79	(.24)
Total from investment operations	24.66	(11.38)	5.38	8.61	9.39	(.58)
Less distributions from:
Net investment income	—	—	—	(.02)	(.02)	(.06)
Net realized gains	—	—	—	(1.39)	(.66)	—
Total distributions	—	—	—	(1.41)	(.68)	(.06)
Net asset value, end of period	$76.43	$51.77	$63.15	$57.77	$50.57	$41.86

Total Return[e]	47.63%	(18.02%)	9.31%	17.01%	22.60%	(1.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,825	$3,333	$4,165	$9,952	$9,676	$11,090
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.32%)	(0.33%)	(0.48%)	(0.89%)	(0.83%)
Total expenses[c]	2.39%	2.38%	2.35%	2.28%	2.27%	2.26%
Net expenses[d]	2.37%	2.37%	2.35%	2.28%	2.27%	2.26%
Portfolio turnover rate	552%	690%	1,078%	2,067%	1,288%	619%

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$58.94	$71.35	$64.80	$56.15	$46.06	$46.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	.36	.30	.19	(.07)	(.06)
Net gain (loss) on investments (realized and unrealized)	28.46	(12.77)	6.25	9.87	10.84	(.22)
Total from investment operations	28.41	(12.41)	6.55	10.06	10.77	(.28)
Less distributions from:
Net investment income	—	—	—	(.02)	(.02)	(.06)
Net realized gains	—	—	—	(1.39)	(.66)	—
Total distributions	—	—	—	(1.41)	(.68)	(.06)
Net asset value, end of period	$87.35	$58.94	$71.35	$64.80	$56.15	$46.06

Total Return	48.20%	(17.39%)	10.11%	17.88%	23.56%	(0.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,911	$4,057	$49,090	$28,985	$17,716	$13,938
Ratios to average net assets:
Net investment income (loss)	(0.14%)	0.46%	0.44%	0.30%	(0.15%)	(0.14%)
Total expenses[c]	1.64%	1.62%	1.61%	1.52%	1.52%	1.51%
Net expenses[d]	1.62%	1.61%	1.61%	1.52%	1.52%	1.51%
Portfolio turnover rate	552%	690%	1,078%	2,067%	1,288%	619%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.9%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Facebook, Inc. — Class A	2.0%
Alphabet, Inc. — Class A	1.4%
Alphabet, Inc. — Class C	1.4%
Berkshire Hathaway, Inc. — Class B	1.3%
Johnson & Johnson	1.2%
Procter & Gamble Co.	1.1%
Visa, Inc. — Class A	1.1%
Top Ten Total	24.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	30.08%	12.97%	12.17%	11.83%
A-Class Shares with sales charge‡	23.89%	7.61%	11.08%	11.29%
C-Class Shares	29.61%	12.15%	11.33%	10.98%
C-Class Shares with CDSC§	28.61%	11.15%	11.33%	10.98%
H-Class Shares	30.10%	13.01%	12.17%	11.84%
S&P 500 Index	31.31%	15.15%	14.15%	13.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 88.1%

Technology - 20.9%
Apple, Inc.	68,008	$7,876,006
Microsoft Corp.	32,013	6,733,294
NVIDIA Corp.	2,611	1,413,125
Adobe, Inc.*	2,029	995,082
salesforce.com, Inc.*	3,850	967,582
Intel Corp.	17,991	931,574
Broadcom, Inc.	1,702	620,073
Accenture plc — Class A	2,692	608,365
QUALCOMM, Inc.	4,773	561,687
Texas Instruments, Inc.	3,875	553,311
Oracle Corp.	8,178	488,227
International Business Machines Corp.	3,767	458,331
Advanced Micro Devices, Inc.*	4,967	407,244
ServiceNow, Inc.*	811	393,335
Fidelity National Information Services, Inc.	2,621	385,837
Intuit, Inc.	1,108	361,441
Activision Blizzard, Inc.	3,265	264,302
Fiserv, Inc.*	2,352	242,374
Applied Materials, Inc.	3,864	229,715
Micron Technology, Inc.*	4,700	220,712
Autodesk, Inc.*	928	214,377
Lam Research Corp.	617	204,690
Analog Devices, Inc.	1,563	182,465
Electronic Arts, Inc.*	1,222	159,361
Cognizant Technology Solutions Corp. — Class A	2,294	159,249
Synopsys, Inc.*	642	137,375
KLA Corp.	658	127,481
MSCI, Inc. — Class A	354	126,300
Cadence Design Systems, Inc.*	1,179	125,717
ANSYS, Inc.*	364	119,112
HP, Inc.	5,810	110,332
Microchip Technology, Inc.	1,069	109,850
Paychex, Inc.	1,356	108,168
Xilinx, Inc.	1,034	107,784
Skyworks Solutions, Inc.	707	102,869
Cerner Corp.	1,292	93,399
Take-Two Interactive Software, Inc.*	485	80,132
Maxim Integrated Products, Inc.	1,130	76,399
Akamai Technologies, Inc.*	688	76,052
Citrix Systems, Inc.	523	72,022
Fortinet, Inc.*	568	66,916
Paycom Software, Inc.*	208	64,750
Broadridge Financial Solutions, Inc.	488	64,416
Qorvo, Inc.*	484	62,441
Tyler Technologies, Inc.*	172	59,952
Zebra Technologies Corp. — Class A*	226	57,056
Teradyne, Inc.	702	55,781
Jack Henry & Associates, Inc.	325	52,842
Hewlett Packard Enterprise Co.	5,442	50,991
Leidos Holdings, Inc.	565	50,370
Western Digital Corp.	1,280	46,784
Seagate Technology plc	944	46,511
NetApp, Inc.	940	41,210
IPG Photonics Corp.*	151	25,665
DXC Technology Co.	1,076	19,207
Xerox Holdings Corp.	757	14,209
Total Technology		27,983,852

Consumer, Non-cyclical - 19.4%
Johnson & Johnson	11,138	1,658,226
Procter & Gamble Co.	10,532	1,463,843
UnitedHealth Group, Inc.	4,020	1,253,315
PayPal Holdings, Inc.*	4,963	977,860
Merck & Company, Inc.	10,699	887,482
Pfizer, Inc.	23,507	862,707
Abbott Laboratories	7,490	815,137
PepsiCo, Inc.	5,857	811,780
Coca-Cola Co.	16,354	807,397
Thermo Fisher Scientific, Inc.	1,674	739,104
AbbVie, Inc.	7,466	653,947
Amgen, Inc.	2,478	629,809
Medtronic plc	5,686	590,889
Danaher Corp.	2,671	575,146
Bristol-Myers Squibb Co.	9,535	574,865
Eli Lilly & Co.	3,358	497,051
Philip Morris International, Inc.	6,588	494,034
S&P Global, Inc.	1,019	367,451
Intuitive Surgical, Inc.*	495	351,222
Mondelez International, Inc. — Class A	6,042	347,113
Gilead Sciences, Inc.	5,304	335,160
Zoetis, Inc.	2,011	332,559
CVS Health Corp.	5,536	323,302
Altria Group, Inc.	7,862	303,788
Vertex Pharmaceuticals, Inc.*	1,102	299,876
Stryker Corp.	1,382	287,967
Anthem, Inc.	1,064	285,780
Becton Dickinson and Co.	1,226	285,266
Colgate-Palmolive Co.	3,627	279,823
Cigna Corp.	1,553	263,094
Automatic Data Processing, Inc.	1,819	253,732
Regeneron Pharmaceuticals, Inc.*	443	247,983
Humana, Inc.	560	231,778
Boston Scientific Corp.*	6,052	231,247
Global Payments, Inc.	1,266	224,816
Kimberly-Clark Corp.	1,443	213,073
Edwards Lifesciences Corp.*	2,631	210,006
Estee Lauder Companies, Inc. — Class A	954	208,210
Moody’s Corp.	683	197,968
Illumina, Inc.*	618	191,011
Biogen, Inc.*	670	190,066
Baxter International, Inc.	2,142	172,260
DexCom, Inc.*	405	166,953
General Mills, Inc.	2,584	159,381
Centene Corp.*	2,451	142,967
IDEXX Laboratories, Inc.*	360	141,520
HCA Healthcare, Inc.	1,116	139,143
Constellation Brands, Inc. — Class A	711	134,742
Sysco Corp.	2,151	133,835
IQVIA Holdings, Inc.*	809	127,523
Verisk Analytics, Inc. — Class A	687	127,308

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P 500® FUND

	Shares	Value
Monster Beverage Corp.*	1,562	$125,273
IHS Markit Ltd.	1,578	123,889
Cintas Corp.	368	122,481
Zimmer Biomet Holdings, Inc.	877	119,395
Clorox Co.	534	112,231
Kroger Co.	3,291	111,598
Archer-Daniels-Midland Co.	2,351	109,298
Alexion Pharmaceuticals, Inc.*	927	106,077
ResMed, Inc.	613	105,087
McKesson Corp.	686	102,166
McCormick & Company, Inc.	524	101,708
Align Technology, Inc.*	303	99,190
Church & Dwight Company, Inc.	1,046	98,021
Corteva, Inc.	3,167	91,241
Hershey Co.	624	89,444
West Pharmaceutical Services, Inc.	313	86,044
FleetCor Technologies, Inc.*	356	84,764
Kraft Heinz Co.	2,741	82,093
Equifax, Inc.	515	80,803
Laboratory Corporation of America Holdings*	412	77,567
MarketAxess Holdings, Inc.	161	77,536
Tyson Foods, Inc. — Class A	1,245	74,053
Conagra Brands, Inc.	2,066	73,777
Hologic, Inc.*	1,097	72,918
Incyte Corp.*	787	70,625
Cooper Companies, Inc.	208	70,121
Kellogg Co.	1,073	69,305
Teleflex, Inc.	197	67,063
Varian Medical Systems, Inc.*	386	66,392
Quest Diagnostics, Inc.	568	65,030
STERIS plc	360	63,428
AmerisourceBergen Corp. — Class A	622	60,284
Catalent, Inc.*	694	59,448
Brown-Forman Corp. — Class B	772	58,147
Cardinal Health, Inc.	1,238	58,124
Hormel Foods Corp.	1,187	58,033
JM Smucker Co.	483	55,796
United Rentals, Inc.*	305	53,223
ABIOMED, Inc.*	191	52,918
Gartner, Inc.*	377	47,106
Bio-Rad Laboratories, Inc. — Class A*	90	46,391
Avery Dennison Corp.	353	45,127
Campbell Soup Co.	857	41,453
Lamb Weston Holdings, Inc.	615	40,756
Dentsply Sirona, Inc.	925	40,450
Henry Schein, Inc.*	605	35,562
Universal Health Services, Inc. — Class B	329	35,210
Rollins, Inc.	624	33,815
Mylan N.V.*	2,187	32,433
Quanta Services, Inc.	584	30,870
DaVita, Inc.*	356	30,491
Molson Coors Beverage Co. — Class B	797	26,747
Perrigo Company plc	577	26,490
Robert Half International, Inc.	485	25,676
Nielsen Holdings plc	1,509	21,398
		26,015,081
Communications - 14.7%
Amazon.com, Inc.*	1,801	5,670,863
Facebook, Inc. — Class A*	10,171	2,663,785
Alphabet, Inc. — Class A*	1,271	1,862,778
Alphabet, Inc. — Class C*	1,242	1,825,243
Verizon Communications, Inc.	17,505	1,041,372
Walt Disney Co.	7,644	948,467
Netflix, Inc.*	1,866	933,056
Comcast Corp. — Class A	19,284	892,078
AT&T, Inc.	30,141	859,320
Cisco Systems, Inc.	17,909	705,435
Charter Communications, Inc. — Class A*	633	395,207
Booking Holdings, Inc.*	174	297,658
T-Mobile US, Inc.*	2,461	281,440
Twitter, Inc.*	3,346	148,897
eBay, Inc.	2,813	146,557
Motorola Solutions, Inc.	718	112,590
Corning, Inc.	3,219	104,328
VeriSign, Inc.*	428	87,676
CDW Corp.	604	72,196
ViacomCBS, Inc. — Class B	2,385	66,804
Etsy, Inc.*	505	61,423
Expedia Group, Inc.	574	52,630
NortonLifeLock, Inc.	2,500	52,100
Arista Networks, Inc.*	232	48,008
E*TRADE Financial Corp.	936	46,847
Omnicom Group, Inc.	909	44,996
CenturyLink, Inc.	4,179	42,166
Fox Corp. — Class A	1,454	40,465
F5 Networks, Inc.*	259	31,798
DISH Network Corp. — Class A*	1,044	30,307
Juniper Networks, Inc.	1,404	30,186
Interpublic Group of Companies, Inc.	1,650	27,505
Discovery, Inc. — Class C*	1,310	25,676
News Corp. — Class A	1,646	23,077
Fox Corp. — Class B	663	18,544
Discovery, Inc. — Class A*,1	678	14,760
News Corp. — Class B	516	7,214
Total Communications		19,713,452

Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	8,385	1,785,502
Visa, Inc. — Class A	7,132	1,426,186
Mastercard, Inc. — Class A	3,737	1,263,741
JPMorgan Chase & Co.	12,892	1,241,113
Bank of America Corp.	32,253	776,975
American Tower Corp. — Class A REIT	1,877	453,727
Wells Fargo & Co.	17,429	409,756
Citigroup, Inc.	8,807	379,670
BlackRock, Inc. — Class A	600	338,130
Prologis, Inc. REIT	3,125	314,437
Crown Castle International Corp. REIT	1,775	295,537
Goldman Sachs Group, Inc.	1,456	292,612
Equinix, Inc. REIT	375	285,049

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P 500® FUND

	Shares	Value
American Express Co.	2,759	$276,590
CME Group, Inc. — Class A	1,517	253,809
Marsh & McLennan Companies, Inc.	2,143	245,802
Morgan Stanley	5,070	245,134
Intercontinental Exchange, Inc.	2,374	237,519
Progressive Corp.	2,477	234,497
Chubb Ltd.	1,909	221,673
Truist Financial Corp.	5,701	216,923
U.S. Bancorp	5,799	207,894
Aon plc — Class A	980	202,174
PNC Financial Services Group, Inc.	1,796	197,398
Charles Schwab Corp.	4,907	177,781
Digital Realty Trust, Inc. REIT	1,139	167,160
SBA Communications Corp. REIT	474	150,959
Public Storage REIT	643	143,209
Capital One Financial Corp.	1,932	138,834
Allstate Corp.	1,322	124,453
T. Rowe Price Group, Inc.	960	123,091
MetLife, Inc.	3,264	121,323
Bank of New York Mellon Corp.	3,448	118,404
Travelers Companies, Inc.	1,071	115,871
Willis Towers Watson plc	545	113,807
Prudential Financial, Inc.	1,671	106,142
Aflac, Inc.	2,805	101,962
American International Group, Inc.	3,645	100,347
Welltower, Inc. REIT	1,765	97,234
Weyerhaeuser Co. REIT	3,157	90,038
AvalonBay Communities, Inc. REIT	596	89,007
Realty Income Corp. REIT	1,460	88,695
State Street Corp.	1,491	88,461
Arthur J Gallagher & Co.	810	85,520
Simon Property Group, Inc. REIT	1,294	83,696
First Republic Bank	729	79,505
Alexandria Real Estate Equities, Inc. REIT	496	79,360
Ameriprise Financial, Inc.	509	78,442
Discover Financial Services	1,296	74,883
Equity Residential REIT	1,449	74,377
Northern Trust Corp.	881	68,692
CBRE Group, Inc. — Class A*	1,418	66,603
Ventas, Inc. REIT	1,578	66,213
Fifth Third Bancorp	3,013	64,237
Healthpeak Properties, Inc. REIT	2,277	61,821
Synchrony Financial	2,297	60,112
Nasdaq, Inc.	487	59,760
Extra Space Storage, Inc. REIT	546	58,416
Duke Realty Corp. REIT	1,568	57,859
Mid-America Apartment Communities, Inc. REIT	484	56,120
Hartford Financial Services Group, Inc.	1,515	55,843
Essex Property Trust, Inc. REIT	276	55,418
SVB Financial Group*	220	52,936
M&T Bank Corp.	543	50,005
Cincinnati Financial Corp.	633	49,355
KeyCorp	4,129	49,259
Boston Properties, Inc. REIT	600	48,180
Regions Financial Corp.	4,062	46,835
Citizens Financial Group, Inc.	1,806	45,656
Principal Financial Group, Inc.	1,080	43,492
UDR, Inc. REIT	1,248	40,697
Cboe Global Markets, Inc.	461	40,448
Huntington Bancshares, Inc.	4,304	39,468
Raymond James Financial, Inc.	516	37,544
Western Union Co.	1,739	37,267
W R Berkley Corp.	595	36,384
Loews Corp.	1,008	35,028
Everest Re Group Ltd.	169	33,384
Globe Life, Inc.	415	33,158
Iron Mountain, Inc. REIT	1,219	32,657
Host Hotels & Resorts, Inc. REIT	2,983	32,187
Assurant, Inc.	252	30,570
Regency Centers Corp. REIT	669	25,435
Lincoln National Corp.	769	24,093
Franklin Resources, Inc.	1,132	23,036
Comerica, Inc.	588	22,491
Vornado Realty Trust REIT	663	22,350
Federal Realty Investment Trust REIT	292	21,444
Apartment Investment and Management Co. — Class A REIT	630	21,244
Kimco Realty Corp. REIT	1,830	20,606
Zions Bancorp North America	695	20,308
People’s United Financial, Inc.	1,797	18,527
Invesco Ltd.	1,593	18,176
Unum Group	861	14,491
SL Green Realty Corp. REIT[1]	310	14,375
Total Financial		16,426,589

Consumer, Cyclical - 7.3%
Home Depot, Inc.	4,554	1,264,691
Walmart, Inc.	5,874	821,831
McDonald’s Corp.	3,148	690,955
Costco Wholesale Corp.	1,868	663,140
NIKE, Inc. — Class B	5,266	661,094
Lowe’s Companies, Inc.	3,197	530,254
Starbucks Corp.	4,945	424,874
Target Corp.	2,118	333,416
TJX Companies, Inc.	5,072	282,257
Dollar General Corp.	1,054	220,940
General Motors Co.	5,327	157,626
Chipotle Mexican Grill, Inc. — Class A*	118	146,758
O’Reilly Automotive, Inc.*	314	144,779
Ross Stores, Inc.	1,506	140,540
Cummins, Inc.	625	131,975
PACCAR, Inc.	1,465	124,935
Yum! Brands, Inc.	1,277	116,590
AutoZone, Inc.*	99	116,586
Ford Motor Co.	16,530	110,090
Fastenal Co.	2,427	109,434
Walgreens Boots Alliance, Inc.	3,043	109,305
Best Buy Company, Inc.	975	108,508
DR Horton, Inc.	1,401	105,957
Aptiv plc	1,142	104,698
Marriott International, Inc. — Class A	1,126	104,245
Hilton Worldwide Holdings, Inc.	1,173	100,080

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P 500® FUND

	Shares	Value
VF Corp.	1,352	$94,978
Lennar Corp. — Class A	1,162	94,912
Southwest Airlines Co.	2,495	93,563
Copart, Inc.*	874	91,910
Dollar Tree, Inc.*	1,004	91,705
Delta Air Lines, Inc.	2,698	82,505
Domino’s Pizza, Inc.	167	71,022
Tractor Supply Co.	492	70,523
WW Grainger, Inc.	191	68,143
Las Vegas Sands Corp.	1,390	64,858
CarMax, Inc.*	690	63,418
NVR, Inc.*	15	61,247
Genuine Parts Co.	610	58,054
Darden Restaurants, Inc.	550	55,407
Ulta Beauty, Inc.*	240	53,755
Tiffany & Co.	457	52,943
PulteGroup, Inc.	1,134	52,493
Royal Caribbean Cruises Ltd.	754	48,807
Whirlpool Corp.	264	48,547
Advance Auto Parts, Inc.	292	44,822
Hasbro, Inc.	541	44,752
United Airlines Holdings, Inc.*	1,231	42,777
MGM Resorts International	1,732	37,671
BorgWarner, Inc.	878	34,014
Carnival Corp.[1]	2,191	33,259
LKQ Corp.*	1,184	32,832
Live Nation Entertainment, Inc.*	602	32,436
L Brands, Inc.	988	31,428
Wynn Resorts Ltd.	411	29,514
Newell Brands, Inc.	1,597	27,405
American Airlines Group, Inc.[1]	2,151	26,436
Mohawk Industries, Inc.*	253	24,690
Hanesbrands, Inc.	1,473	23,200
Leggett & Platt, Inc.	560	23,055
Norwegian Cruise Line Holdings Ltd.*,1	1,166	19,950
Alaska Air Group, Inc.	523	19,157
Tapestry, Inc.	1,169	18,271
PVH Corp.	300	17,892
Gap, Inc.	869	14,799
Ralph Lauren Corp. — Class A	204	13,866
Under Armour, Inc. — Class A*	798	8,961
Under Armour, Inc. — Class C*	824	8,108
Total Consumer, Cyclical		9,753,643

Industrial - 7.2%
Union Pacific Corp.	2,872	565,411
United Parcel Service, Inc. — Class B	2,991	498,390
Honeywell International, Inc.	2,969	488,727
Lockheed Martin Corp.	1,041	398,994
3M Co.	2,437	390,359
Raytheon Technologies Corp.	6,462	371,823
Boeing Co.	2,245	371,009
Caterpillar, Inc.	2,291	341,703
Deere & Co.	1,326	293,881
FedEx Corp.	1,020	256,550
CSX Corp.	3,236	251,340
Illinois Tool Works, Inc.	1,217	235,136
Norfolk Southern Corp.	1,079	230,895
General Electric Co.	37,029	230,691
Northrop Grumman Corp.	656	206,961
Waste Management, Inc.	1,644	186,051
Roper Technologies, Inc.	444	175,429
Eaton Corporation plc	1,693	172,737
Emerson Electric Co.	2,528	165,761
L3Harris Technologies, Inc.	915	155,404
Amphenol Corp. — Class A	1,262	136,637
TE Connectivity Ltd.	1,397	136,543
General Dynamics Corp.	983	136,077
Agilent Technologies, Inc.	1,305	131,727
Johnson Controls International plc	3,148	128,596
Trane Technologies plc	1,014	122,947
Ball Corp.	1,382	114,872
Parker-Hannifin Corp.	544	110,073
Stanley Black & Decker, Inc.	676	109,647
TransDigm Group, Inc.	229	108,803
Fortive Corp.	1,427	108,752
Rockwell Automation, Inc.	491	108,354
Otis Worldwide Corp.	1,722	107,487
Carrier Global Corp.	3,445	105,210
Mettler-Toledo International, Inc.*	101	97,541
AMETEK, Inc.	971	96,517
Republic Services, Inc. — Class A	889	82,988
Keysight Technologies, Inc.*	793	78,332
Vulcan Materials Co.	561	76,038
Old Dominion Freight Line, Inc.	407	73,635
Amcor plc	6,635	73,317
Kansas City Southern	399	72,151
Dover Corp.	609	65,979
Expeditors International of Washington, Inc.	709	64,179
Xylem, Inc.	762	64,100
Martin Marietta Materials, Inc.	264	62,135
Masco Corp.	1,106	60,974
Garmin Ltd.	632	59,951
PerkinElmer, Inc.	473	59,366
IDEX Corp.	320	58,371
CH Robinson Worldwide, Inc.	570	58,248
Ingersoll Rand, Inc.*	1,570	55,892
Waters Corp.*	262	51,268
Jacobs Engineering Group, Inc.	551	51,116
Fortune Brands Home & Security, Inc.	585	50,614
Teledyne Technologies, Inc.*	156	48,393
Westinghouse Air Brake Technologies Corp.	757	46,843
J.B. Hunt Transport Services, Inc.	353	44,612
Packaging Corporation of America	401	43,729
Allegion plc	390	38,575
Westrock Co.	1,099	38,179
Textron, Inc.	965	34,827
Snap-on, Inc.	231	33,987
Pentair plc	702	32,131
A O Smith Corp.	573	30,254
Howmet Aerospace, Inc.*	1,661	27,772
Sealed Air Corp.	659	25,576

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P 500® FUND

	Shares	Value
Huntington Ingalls Industries, Inc.	173	24,350
FLIR Systems, Inc.	555	19,897
Flowserve Corp.	551	15,037
Total Industrial		9,569,851

Utilities - 2.6%
NextEra Energy, Inc.	2,071	574,827
Dominion Energy, Inc.	3,554	280,517
Duke Energy Corp.	3,111	275,510
Southern Co.	4,468	242,255
American Electric Power Company, Inc.	2,099	171,551
Xcel Energy, Inc.	2,222	153,340
Exelon Corp.	4,122	147,403
Sempra Energy	1,224	144,873
WEC Energy Group, Inc.	1,334	129,265
Eversource Energy	1,450	121,147
Public Service Enterprise Group, Inc.	2,139	117,452
American Water Works Company, Inc.	767	111,123
Consolidated Edison, Inc.	1,415	110,087
DTE Energy Co.	815	93,758
PPL Corp.	3,252	88,487
Entergy Corp.	847	83,455
Ameren Corp.	1,045	82,639
Edison International	1,600	81,344
CMS Energy Corp.	1,211	74,367
FirstEnergy Corp.	2,294	65,861
Alliant Energy Corp.	1,057	54,594
AES Corp.	2,814	50,962
Atmos Energy Corp.	522	49,898
Evergy, Inc.	960	48,787
CenterPoint Energy, Inc.	2,305	44,602
NiSource, Inc.	1,621	35,662
Pinnacle West Capital Corp.	478	35,635
NRG Energy, Inc.	1,033	31,754
Total Utilities		3,501,155

Basic Materials - 1.9%
Linde plc	2,222	529,125
Air Products & Chemicals, Inc.	934	278,201
Sherwin-Williams Co.	347	241,769
Newmont Corp.	3,397	215,540
Ecolab, Inc.	1,050	209,832
DuPont de Nemours, Inc.	3,104	172,210
Dow, Inc.	3,135	147,502
PPG Industries, Inc.	998	121,836
Freeport-McMoRan, Inc.	6,143	96,076
LyondellBasell Industries N.V. — Class A	1,087	76,623
International Paper Co.	1,663	67,418
FMC Corp.	549	58,144
Nucor Corp.	1,278	57,331
International Flavors & Fragrances, Inc.[1]	453	55,470
Celanese Corp. — Class A	500	53,725
Eastman Chemical Co.	573	44,763
Albemarle Corp.	451	40,265
CF Industries Holdings, Inc.	905	27,792
Mosaic Co.	1,459	26,656
Total Basic Materials		2,520,278
Energy - 1.8%
Exxon Mobil Corp.	17,887	614,061
Chevron Corp.	7,899	568,728
ConocoPhillips	4,537	148,995
Kinder Morgan, Inc.	8,235	101,538
Williams Companies, Inc.	5,134	100,883
Phillips 66	1,847	95,748
Schlumberger Ltd.	5,872	91,368
EOG Resources, Inc.	2,463	88,520
Marathon Petroleum Corp.	2,753	80,773
Valero Energy Corp.	1,725	74,727
Pioneer Natural Resources Co.	696	59,849
ONEOK, Inc.	1,879	48,816
Hess Corp.	1,156	47,315
Halliburton Co.	3,716	44,778
Baker Hughes Co.	2,777	36,906
Concho Resources, Inc.	833	36,752
Occidental Petroleum Corp.	3,541	35,445
Cabot Oil & Gas Corp. — Class A	1,686	29,269
Diamondback Energy, Inc.	669	20,150
Noble Energy, Inc.	2,050	17,528
Devon Energy Corp.	1,619	15,316
Apache Corp.	1,597	15,124
National Oilwell Varco, Inc.	1,643	14,886
Marathon Oil Corp.	3,340	13,661
HollyFrontier Corp.	631	12,437
TechnipFMC plc	1,787	11,276
Total Energy		2,424,849

Total Common Stocks
(Cost $82,487,744)		117,908,750

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	$100,000	99,993
Total U.S. Treasury Bills
(Cost $99,994)		99,993

REPURCHASE AGREEMENTS††,4 - 11.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	8,386,630	8,386,630
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	3,490,749	3,490,749
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	3,176,582	3,176,582
Total Repurchase Agreements
(Cost $15,053,961)		15,053,961

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P 500® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[6]	124,846	$124,846
Total Securities Lending Collateral
(Cost $124,846)		124,846

Total Investments - 99.5%
(Cost $97,766,545)		$133,187,550
Other Assets & Liabilities, net - 0.5%		656,828
Total Net Assets - 100.0%		$133,844,378

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	55	Dec 2020	$9,211,813	$72,023

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/19/20	1,960	$6,592,650	$13,406
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	11/18/20	61	206,266	7,731
Barclays Bank plc	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/17/20	150	503,060	1,705
						$7,301,976	$22,842

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	Securities lending collateral — See Note 7.
[6]	Rate indicated is the 7-day yield as of September 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$117,908,750	$—	$—	$117,908,750
U.S. Treasury Bills	—	99,993	—	99,993
Repurchase Agreements	—	15,053,961	—	15,053,961
Securities Lending Collateral	124,846	—	—	124,846
Equity Futures Contracts**	72,023	—	—	72,023
Equity Index Swap Agreements**	—	22,842	—	22,842
Total Assets	$118,105,619	$15,176,796	$—	$133,282,415

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $123,046 of securities loaned (cost $82,712,584)	$118,133,589
Repurchase agreements, at value (cost $15,053,961)	15,053,961
Cash	1,259
Segregated cash with broker	700,010
Unrealized appreciation on OTC swap agreements	22,842
Receivables:
Fund shares sold	489,358
Dividends	92,672
Variation margin on futures contracts	44,137
Securities lending income	26
Interest	25
Total assets	134,537,879

Liabilities:
Payable for:
Fund shares redeemed	219,830
Return of securities lending collateral	124,846
Management fees	88,391
Registration fees	76,624
Distribution and service fees	35,632
Transfer agent and administrative fees	31,697
Portfolio accounting fees	17,676
Swap settlement	4,003
Trustees’ fees*	2,389
Miscellaneous	92,413
Total liabilities	693,501
Commitments and contingent liabilities (Note 12)	—
Net assets	$133,844,378

Net assets consist of:
Paid in capital	$94,073,593
Total distributable earnings (loss)	39,770,785
Net assets	$133,844,378

A-Class:
Net assets	$15,716,332
Capital shares outstanding	259,033
Net asset value per share	$60.67
Maximum offering price per share (Net asset value divided by 95.25%)	$63.70

C-Class:
Net assets	$10,070,332
Capital shares outstanding	187,798
Net asset value per share	$53.62

H-Class:
Net assets	$108,057,714
Capital shares outstanding	1,780,860
Net asset value per share	$60.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$1,183,589
Interest	5,450
Income from securities lending, net	745
Total investment income	1,189,784

Expenses:
Management fees	545,630
Distribution and service fees:
A-Class	19,606
C-Class	50,464
H-Class	149,655
Transfer agent and administrative fees	205,815
Portfolio accounting fees	109,112
Registration fees	80,078
Professional fees	51,283
Custodian fees	10,352
Trustees’ fees*	3,483
Miscellaneous	44,049
Total expenses	1,269,527
Net investment loss	(79,743)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,530,390
Swap agreements	229,056
Futures contracts	2,019,623
Net realized gain	3,779,069
Net change in unrealized appreciation (depreciation) on:
Investments	25,901,295
Swap agreements	662,049
Futures contracts	(722,063)
Net change in unrealized appreciation (depreciation)	25,841,281
Net realized and unrealized gain	29,620,350
Net increase in net assets resulting from operations	$29,540,607

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(79,743)	$303,913
Net realized gain on investments	3,779,069	28,531,508
Net change in unrealized appreciation (depreciation) on investments	25,841,281	(30,796,646)
Net increase (decrease) in net assets resulting from operations	29,540,607	(1,961,225)

Distributions to shareholders:
A-Class	—	(170,248)
C-Class	—	(224,547)
H-Class	—	(1,236,817)
Total distributions to shareholders	—	(1,631,612)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,019,287	87,906,591
C-Class	3,892,394	29,691,610
H-Class	424,327,434	769,142,083
Distributions reinvested
A-Class	—	161,590
C-Class	—	215,561
H-Class	—	1,225,304
Cost of shares redeemed
A-Class	(28,160,374)	(95,911,253)
C-Class	(5,354,524)	(34,726,021)
H-Class	(451,998,905)	(774,454,754)
Net decrease from capital share transactions	(30,274,688)	(16,749,289)
Net decrease in net assets	(734,081)	(20,342,126)

Net assets:
Beginning of period	134,578,459	154,920,585
End of period	$133,844,378	$134,578,459

Capital share activity:
Shares sold
A-Class	477,507	1,691,515
C-Class	81,456	615,341
H-Class	7,737,331	14,338,970
Shares issued from reinvestment of distributions
A-Class	—	2,804
C-Class	—	4,209
H-Class	—	21,273
Shares redeemed
A-Class	(492,896)	(1,813,839)
C-Class	(110,754)	(718,973)
H-Class	(8,375,223)	(14,269,930)
Net decrease in shares	(682,579)	(128,630)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$46.64	$51.55	$48.72	$45.52	$39.85	$41.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.17	.15	.13	.06	.03
Net gain (loss) on investments (realized and unrealized)	14.04	(4.54)	3.45	5.44	5.97	—
Total from investment operations	14.03	(4.37)	3.60	5.57	6.03	.03
Less distributions from:
Net investment income	—	(.12)	(.05)	(.12)	(.05)	(.01)
Net realized gains	—	(.42)	(.72)	(2.25)	(.31)	(1.57)
Total distributions	—	(.54)	(.77)	(2.37)	(.36)	(1.58)
Net asset value, end of period	$60.67	$46.64	$51.55	$48.72	$45.52	$39.85

Total Return[c]	30.08%	(8.67%)	7.59%	12.16%	15.17%	0.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,716	$12,798	$20,307	$21,041	$20,960	$39,793
Ratios to average net assets:
Net investment income (loss)	(0.05%)	0.31%	0.30%	0.27%	0.14%	0.02%
Total expenses	1.69%	1.68%	1.67%	1.58%	1.57%	1.55%
Portfolio turnover rate	189%	227%	157%	151%	133%	181%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$41.37	$46.12	$44.00	$41.62	$36.74	$38.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.24)	(.20)	(.19)	(.22)	(.26)
Net gain (loss) on investments (realized and unrealized)	12.45	(3.97)	3.09	4.94	5.46	—
Total from investment operations	12.25	(4.21)	2.89	4.75	5.24	(.26)
Less distributions from:
Net investment income	—	(.12)	(.05)	(.12)	(.05)	(.01)
Net realized gains	—	(.42)	(.72)	(2.25)	(.31)	(1.57)
Total distributions	—	(.54)	(.77)	(2.37)	(.36)	(1.58)
Net asset value, end of period	$53.62	$41.37	$46.12	$44.00	$41.62	$36.74

Total Return[c]	29.61%	(9.35%)	6.78%	11.29%	14.33%	(0.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,070	$8,981	$14,599	$20,484	$20,931	$15,667
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.50%)	(0.45%)	(0.44%)	(0.57%)	(0.70%)
Total expenses	2.44%	2.43%	2.41%	2.33%	2.33%	2.31%
Portfolio turnover rate	189%	227%	157%	151%	133%	181%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$46.64	$51.54	$48.71	$45.51	$39.84	$41.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.15	.16	.15	.07	.03
Net gain (loss) on investments (realized and unrealized)	14.06	(4.51)	3.44	5.42	5.96	(.01)
Total from investment operations	14.04	(4.36)	3.60	5.57	6.03	.02
Less distributions from:
Net investment income	—	(.12)	(.05)	(.12)	(.05)	(.01)
Net realized gains	—	(.42)	(.72)	(2.25)	(.31)	(1.57)
Total distributions	—	(.54)	(.77)	(2.37)	(.36)	(1.58)
Net asset value, end of period	$60.68	$46.64	$51.54	$48.71	$45.51	$39.84

Total Return	30.10%	(8.65%)	7.59%	12.14%	15.20%	0.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,058	$112,799	$120,014	$178,533	$226,744	$229,420
Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.28%	0.32%	0.31%	0.16%	0.07%
Total expenses	1.69%	1.68%	1.66%	1.58%	1.58%	1.55%
Portfolio turnover rate	189%	227%	157%	151%	133%	181%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 7, 1994
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	13.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(26.41%)	(21.80%)	(14.37%)	(14.55%)
A-Class Shares	(26.50%)	(21.99%)	(14.59%)	(14.76%)
A-Class Shares with sales charge‡	(30.00%)	(25.70%)	(15.42%)	(15.17%)
C-Class Shares	(26.78%)	(22.59%)	(15.23%)	(15.40%)
C-Class Shares with CDSC§	(27.51%)	(23.36%)	(15.23%)	(15.40%)

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(26.49%)	(22.00%)	(14.59%)	(12.38%)
S&P 500 Index	31.31%	15.15%	14.15%	11.12%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 13.8%
Guggenheim Strategy Fund II1	282,633	$7,057,349
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	527,442	5,263,876
Total Mutual Funds
(Cost $12,230,893)		12,321,225

	Face Amount
FEDERAL AGENCY NOTES†† - 55.2%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[2]	$5,000,000	5,004,154
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,518,226
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	4,000,000	4,012,532
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,052,751
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,009,796
Federal Home Loan Bank
2.63% due 10/01/20	14,700,000	14,700,000
0.13% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	2,500,000	2,499,916
Fannie Mae
0.29% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,011,150
1.88% due 12/28/20	2,500,000	2,510,121
Freddie Mac
0.75% due 04/27/23	5,000,000	5,001,621
Total Federal Agency Notes
(Cost $49,250,735)		49,320,267

FEDERAL AGENCY DISCOUNT NOTES†† - 8.7%
Federal Home Loan Bank
due 11/04/20[3,6]	7,800,000	7,799,411
Total Federal Agency Discount Notes
(Cost $7,799,411)		7,799,411

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
0.07% due 10/29/20[3,4]	1,200,000	1,199,914
0.08% due 10/29/20[3,4]	250,000	249,982
0.08% due 10/15/20[3]	37,000	36,999
Total U.S. Treasury Bills
(Cost $1,486,915)		1,486,895

REPURCHASE AGREEMENTS††,5 - 22.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[4]	11,239,730	11,239,730
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	4,678,288	4,678,288
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	4,257,243	4,257,243
Total Repurchase Agreements
(Cost $20,175,261)		20,175,261

Total Investments - 101.9%
(Cost $90,943,215)		$91,103,059
Other Assets & Liabilities, net - (1.9)%		(1,730,534)
Total Net Assets - 100.0%		$89,372,525

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	(0.40)% (1 Week USD LIBOR + 0.30%)	At Maturity	11/17/20	1,140	$3,834,823	$(12,999)
Goldman Sachs International	S&P 500 Index	(0.45)% (1 Week USD LIBOR + 0.35%)	At Maturity	11/19/20	17,436	58,636,763	(198,769)
BNP Paribas	S&P 500 Index	(0.19)% (1 Month USD LIBOR + 0.05%)	At Maturity	11/18/20	7,965	26,786,859	(1,004,247)
						$89,258,445	$(1,216,015)

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
INVERSE S&P 500® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[5]	Repurchase Agreements — See Note 6.
[6]	Zero coupon rate security.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,321,225	$—	$—	$12,321,225
Federal Agency Notes	—	49,320,267	—	49,320,267
Federal Agency Discount Notes	—	7,799,411	—	7,799,411
U.S. Treasury Bills	—	1,486,895	—	1,486,895
Repurchase Agreements	—	20,175,261	—	20,175,261
Total Assets	$12,321,225	$78,781,834	$—	$91,103,059

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,216,015	$—	$1,216,015

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,797,326	$—	$—	$—	$260,023	$7,057,349	282,633	$55,908
Guggenheim Ultra Short Duration Fund — Institutional Class	4,355,562	800,001	—	—	108,313	5,263,876	527,442	32,701
	$11,152,888	$800,001	$—	$—	$368,336	$12,321,225		$88,609

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $58,537,061)	$58,606,573
Investments in affiliated issuers, at value (cost $12,230,893)	12,321,225
Repurchase agreements, at value (cost $20,175,261)	20,175,261
Receivables:
Interest	231,833
Fund shares sold	52,688
Dividends	14,924
Total assets	91,402,504

Liabilities:
Unrealized depreciation on OTC swap agreements	1,216,015
Payable for:
Fund shares redeemed	556,688
Management fees	71,746
Transfer agent and administrative fees	21,763
Swap settlement	19,606
Portfolio accounting fees	8,093
Distribution and service fees	3,223
Trustees’ fees*	1,881
Miscellaneous	130,964
Total liabilities	2,029,979
Commitments and contingent liabilities (Note 12)	—
Net assets	$89,372,525

Net assets consist of:
Paid in capital	$334,047,700
Total distributable earnings (loss)	(244,675,175)
Net assets	$89,372,525

Investor Class:
Net assets	$83,402,322
Capital shares outstanding	1,990,865
Net asset value per share	$41.89

A-Class:
Net assets	$3,219,453
Capital shares outstanding	83,710
Net asset value per share	$38.46
Maximum offering price per share (Net asset value divided by 95.25%)	$40.38

C-Class:
Net assets	$825,876
Capital shares outstanding	24,261
Net asset value per share	$34.04

H-Class:
Net assets	$1,924,874
Capital shares outstanding	50,055
Net asset value per share	$38.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$88,609
Interest	103,389
Total investment income	191,998

Expenses:
Management fees	493,154
Distribution and service fees:
A-Class	5,699
C-Class	24,508
H-Class	5,605
Transfer agent and administrative fees	155,945
Registration fees	60,315
Portfolio accounting fees	54,806
Professional fees	39,919
Custodian fees	7,946
Trustees’ fees*	2,581
Miscellaneous	32,180
Total expenses	882,658
Less:
Expenses waived by Adviser	(6,500)
Net expenses	876,158
Net investment loss	(684,160)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,708
Swap agreements	(31,616,661)
Futures contracts	(1,990,639)
Net realized loss	(33,599,592)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	64,310
Investments in affiliated issuers	368,336
Swap agreements	(2,584,966)
Futures contracts	879,553
Net change in unrealized appreciation (depreciation)	(1,272,767)
Net realized and unrealized loss	(34,872,359)
Net decrease in net assets resulting from operations	$(35,556,519)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(684,160)	$300,608
Net realized loss on investments	(33,599,592)	(4,221,749)
Net change in unrealized appreciation (depreciation) on investments	(1,272,767)	787,183
Net decrease in net assets resulting from operations	(35,556,519)	(3,133,958)

Distributions to shareholders:
Investor Class	—	(404,392)
A-Class	—	(30,961)
C-Class	—	(17,735)
H-Class	—	(31,456)
Total distributions to shareholders	—	(484,544)

Capital share transactions:
Proceeds from sale of shares
Investor Class	136,603,791	191,676,284
A-Class	9,620,991	32,213,820
C-Class	2,369,619	14,599,836
H-Class	44,994,488	55,422,179
Distributions reinvested
Investor Class	—	392,366
A-Class	—	30,236
C-Class	—	17,213
H-Class	—	30,608
Cost of shares redeemed
Investor Class	(109,213,726)	(150,547,290)
A-Class	(12,057,687)	(27,995,128)
C-Class	(6,080,418)	(10,836,227)
H-Class	(49,987,858)	(51,569,418)
Net increase from capital share transactions	16,249,200	53,434,479
Net increase (decrease) in net assets	(19,307,319)	49,815,977

Net assets:
Beginning of period	108,679,844	58,863,867
End of period	$89,372,525	$108,679,844

Capital share activity:
Shares sold
Investor Class	2,816,103	3,369,987
A-Class	217,353	638,191
C-Class	56,470	327,353
H-Class	1,024,493	1,099,080
Shares issued from reinvestment of distributions
Investor Class	—	7,737
A-Class	—	648
C-Class	—	414
H-Class	—	656
Shares redeemed
Investor Class	(2,333,208)	(2,681,827)
A-Class	(278,395)	(557,215)
C-Class	(169,367)	(247,750)
H-Class	(1,144,342)	(1,059,178)
Net increase in shares	189,107	898,096

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017 [f]	Year Ended March 31, 2016 [f]
Per Share Data
Net asset value, beginning of period	$56.92	$56.77	$61.76	$70.35	$83.09	$87.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	.31	.46	(.07)	(.55)	(.78)
Net gain (loss) on investments (realized and unrealized)	(14.76)	.26	(5.45)	(8.52)	(12.19)	(3.67)
Total from investment operations	(15.03)	.57	(4.99)	(8.59)	(12.74)	(4.45)
Less distributions from:
Net investment income	—	(.42)	—	—	—	—
Total distributions	—	(.42)	—	—	—	—
Net asset value, end of period	$41.89	$56.92	$56.77	$61.76	$70.35	$83.09

Total Return	(26.41%)	1.10%	(8.08%)	(12.21%)	(15.34%)	(5.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,402	$85,839	$46,105	$57,342	$76,404	$153,544
Ratios to average net assets:
Net investment income (loss)	(1.18%)	0.58%	0.78%	(0.10%)	(0.70%)	(0.91%)
Total expenses[c]	1.54%	1.53%	1.52%	1.43%	1.42%	1.41%
Net expenses[d]	1.53%	1.51%	1.51%	1.43%	1.42%	1.41%
Portfolio turnover rate	—	—	—	56%	114%	63%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017 [f]	Year Ended March 31, 2016 [f]
Per Share Data
Net asset value, beginning of period	$52.33	$52.36	$57.11	$65.22	$77.21	$81.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	.21	.27	(.22)	(.70)	(.96)
Net gain (loss) on investments (realized and unrealized)	(13.56)	.18	(5.02)	(7.89)	(11.29)	(3.37)
Total from investment operations	(13.87)	.39	(4.75)	(8.11)	(11.99)	(4.33)
Less distributions from:
Net investment income	—	(.42)	—	—	—	—
Total distributions	—	(.42)	—	—	—	—
Net asset value, end of period	$38.46	$52.33	$52.36	$57.11	$65.22	$77.21

Total Return[e]	(26.50%)	0.85%	(8.32%)	(12.43%)	(15.54%)	(5.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,219	$7,575	$3,306	$4,637	$6,331	$9,256
Ratios to average net assets:
Net investment income (loss)	(1.44%)	0.43%	0.50%	(0.37%)	(0.96%)	(1.18%)
Total expenses[c]	1.81%	1.78%	1.76%	1.68%	1.67%	1.66%
Net expenses[d]	1.80%	1.76%	1.76%	1.68%	1.67%	1.66%
Portfolio turnover rate	—	—	—	56%	114%	63%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017 [f]	Year Ended March 31, 2016 [f]
Per Share Data
Net asset value, beginning of period	$46.49	$46.92	$51.56	$59.34	$70.79	$75.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.42)	(.22)	(.13)	(.63)	(1.12)	(1.44)
Net gain (loss) on investments (realized and unrealized)	(12.03)	.21	(4.51)	(7.15)	(10.33)	(3.11)
Total from investment operations	(12.45)	(.01)	(4.64)	(7.78)	(11.45)	(4.55)
Less distributions from:
Net investment income	—	(.42)	—	—	—	—
Total distributions	—	(.42)	—	—	—	—
Net asset value, end of period	$34.04	$46.49	$46.92	$51.56	$59.34	$70.79

Total Return[e]	(26.78%)	0.09%	(9.00%)	(13.11%)	(16.20%)	(6.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$826	$6,376	$2,681	$4,203	$6,760	$9,244
Ratios to average net assets:
Net investment income (loss)	(2.19%)	(0.51%)	(0.27%)	(1.14%)	(1.69%)	(1.93%)
Total expenses[c]	2.55%	2.53%	2.51%	2.43%	2.42%	2.41%
Net expenses[d]	2.54%	2.51%	2.51%	2.43%	2.42%	2.41%
Portfolio turnover rate	—	—	—	56%	114%	63%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017 [f]	Year Ended March 31, 2016 [f]
Per Share Data
Net asset value, beginning of period	$52.32	$52.35	$57.11	$65.22	$77.17	$81.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	.17	.29	(.27)	(.70)	(.90)
Net gain (loss) on investments (realized and unrealized)	(13.54)	.22	(5.05)	(7.84)	(11.25)	(3.47)
Total from investment operations	(13.86)	.39	(4.76)	(8.11)	(11.95)	(4.37)
Less distributions from:
Net investment income	—	(.42)	—	—	—	—
Total distributions	—	(.42)	—	—	—	—
Net asset value, end of period	$38.46	$52.32	$52.35	$57.11	$65.22	$77.17

Total Return	(26.49%)	0.85%	(8.33%)	(12.43%)	(15.47%)	(5.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,925	$8,890	$6,772	$4,672	$2,857	$7,319
Ratios to average net assets:
Net investment income (loss)	(1.44%)	0.34%	0.52%	(0.45%)	(0.96%)	(1.08%)
Total expenses[c]	1.81%	1.78%	1.77%	1.69%	1.67%	1.67%
Net expenses[d]	1.80%	1.76%	1.76%	1.69%	1.67%	1.67%
Portfolio turnover rate	—	—	—	56%	114%	63%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect 1:6 reverse share split effective October 28, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

MONTHLY REBALANCE NASDAQ-100® 2X STRATEGY FUND

OBJECTIVE: The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 28, 2014
C-Class	November 28, 2014
H-Class	November 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.2%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.6%
Guggenheim Strategy Fund II	3.5%
Facebook, Inc. — Class A	2.6%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.0%
NVIDIA Corp.	1.8%
Top Ten Total	40.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	Since Inception (11/28/14)
A-Class Shares	104.70%	101.55%	43.47%	35.19%
A-Class Shares with sales charge‡	94.99%	91.98%	42.07%	34.07%
C-Class Shares	103.92%	100.04%	42.39%	34.14%
C-Class Shares with CDSC§	102.93%	99.04%	42.39%	34.14%
H-Class Shares	104.72%	101.54%	43.57%	35.74%
NASDAQ-100 Index	46.75%	48.75%	23.63%	18.03%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 61.1%

Technology - 27.7%
Apple, Inc.	205,290	$23,774,635
Microsoft Corp.	90,838	19,105,957
NVIDIA Corp.	9,447	5,112,905
Adobe, Inc.*	7,345	3,602,208
Intel Corp.	65,121	3,371,965
Broadcom, Inc.	6,121	2,230,003
QUALCOMM, Inc.	17,276	2,033,040
Texas Instruments, Inc.	14,025	2,002,630
Advanced Micro Devices, Inc.*	17,977	1,473,934
Zoom Video Communications, Inc. — Class A*	2,788	1,310,667
Intuit, Inc.	4,009	1,307,776
Fiserv, Inc.*	10,254	1,056,675
Activision Blizzard, Inc.	11,819	956,748
Applied Materials, Inc.	13,984	831,349
Micron Technology, Inc.*	17,011	798,837
Autodesk, Inc.*	3,356	775,270
Lam Research Corp.	2,230	739,802
Analog Devices, Inc.	5,653	659,931
DocuSign, Inc.*	2,833	609,775
Workday, Inc. — Class A*	2,710	583,002
Electronic Arts, Inc.*	4,422	576,673
Cognizant Technology Solutions Corp. — Class A	8,303	576,394
NXP Semiconductor N.V.	4,275	533,563
NetEase, Inc. ADR	1,098	499,228
Synopsys, Inc.*	2,324	497,289
KLA Corp.	2,380	461,101
Splunk, Inc.*	2,432	457,532
Cadence Design Systems, Inc.*	4,269	455,203
Paychex, Inc.	5,493	438,177
ASML Holding N.V. — Class G1	1,169	431,677
ANSYS, Inc.*	1,314	429,980
Microchip Technology, Inc.	3,865	397,167
Xilinx, Inc.	3,741	389,962
Skyworks Solutions, Inc.	2,558	372,189
Cerner Corp.	4,676	338,028
Take-Two Interactive Software, Inc.*	1,751	289,300
Maxim Integrated Products, Inc.	4,084	276,119
Citrix Systems, Inc.	1,891	260,410
Check Point Software Technologies Ltd.*	2,147	258,370
Western Digital Corp.	4,632	169,300
Total Technology		80,444,771

Communications - 20.0%
Amazon.com, Inc.*	6,012	18,930,165
Facebook, Inc. — Class A*	28,860	7,558,434
Alphabet, Inc. — Class A*	4,138	6,064,653
Alphabet, Inc. — Class C*	4,005	5,885,748
Netflix, Inc.*	6,753	3,376,703
Comcast Corp. — Class A	69,801	3,228,994
Cisco Systems, Inc.	64,651	2,546,603
T-Mobile US, Inc.*	18,953	2,167,465
Charter Communications, Inc. — Class A*	3,137	1,958,555
JD.com, Inc. ADR*	14,054	1,090,731
Booking Holdings, Inc.*	627	1,072,596
MercadoLibre, Inc.*	761	823,767
eBay, Inc.	10,716	558,304
Baidu, Inc. ADR*	4,306	545,096
VeriSign, Inc.*	1,759	360,331
Sirius XM Holdings, Inc.	66,457	356,210
Pinduoduo, Inc. ADR*	4,418	327,595
CDW Corp.	2,185	261,173
Trip.com Group Ltd. ADR*	8,008	249,369
Expedia Group, Inc.	2,078	190,532
Fox Corp. — Class A	5,262	146,441
Liberty Global plc — Class C*	6,107	125,407
Fox Corp. — Class B	3,998	111,824
Liberty Global plc — Class A*	2,791	58,639
Total Communications		57,995,335

Consumer, Non-cyclical - 7.7%
PayPal Holdings, Inc.*	17,965	3,539,644
PepsiCo, Inc.	21,201	2,938,459
Amgen, Inc.	8,968	2,279,307
Intuitive Surgical, Inc.*	1,792	1,271,496
Mondelez International, Inc. — Class A	21,870	1,256,432
Gilead Sciences, Inc.	19,197	1,213,058
Vertex Pharmaceuticals, Inc.*	3,988	1,085,215
Automatic Data Processing, Inc.	6,584	918,402
Regeneron Pharmaceuticals, Inc.*	1,601	896,208
Illumina, Inc.*	2,236	691,103
Biogen, Inc.*	2,424	687,640
Monster Beverage Corp.*	8,075	647,615
DexCom, Inc.*	1,466	604,329
Kraft Heinz Co.	18,720	560,664
Cintas Corp.	1,585	527,535
Seattle Genetics, Inc.*	2,664	521,318
IDEXX Laboratories, Inc.*	1,302	511,829
Verisk Analytics, Inc. — Class A	2,486	460,681
Moderna, Inc.*	6,042	427,472
Align Technology, Inc.*	1,206	394,796
Alexion Pharmaceuticals, Inc.*	3,356	384,027
Incyte Corp.*	3,349	300,539
BioMarin Pharmaceutical, Inc.*	2,777	211,274
Total Consumer, Non-cyclical		22,329,043

Consumer, Cyclical - 5.0%
Tesla, Inc.*	14,268	6,121,115
Costco Wholesale Corp.	6,760	2,399,800
Starbucks Corp.	17,899	1,537,882
Lululemon Athletica, Inc.*	1,903	626,791
O’Reilly Automotive, Inc.*	1,134	522,865
Ross Stores, Inc.	5,450	508,594
Walgreens Boots Alliance, Inc.	13,268	476,587
Marriott International, Inc. — Class A	4,966	459,752
PACCAR, Inc.	5,300	451,984
Fastenal Co.	8,783	396,025
Copart, Inc.*	3,595	378,050
Dollar Tree, Inc.*	3,634	331,929

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Ulta Beauty, Inc.*	862	$193,071
Total Consumer, Cyclical		14,404,445

Utilities - 0.4%
Xcel Energy, Inc.	8,044	555,116
Exelon Corp.	14,921	533,575
Total Utilities		1,088,691

Industrial - 0.3%
CSX Corp.	11,714	909,826

Total Common Stocks
(Cost $167,903,047)		177,172,111

MUTUAL FUNDS† - 8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,331,705	13,290,420
Guggenheim Strategy Fund II2	403,950	10,086,637
Total Mutual Funds
(Cost $23,044,280)		23,377,057

	Face Amount
U.S. TREASURY BILLS†† - 17.3%
U.S. Treasury Bills
0.08% due 10/29/20[3,4]	$25,600,000	25,598,158
0.06% due 10/15/20[4,5]	10,100,000	10,099,696
0.08% due 10/15/20[4,5]	8,854,000	8,853,733
0.09% due 10/29/20[3,4]	3,850,000	3,849,723
0.07% due 10/29/20[3,4]	1,900,000	1,899,863
Total U.S. Treasury Bills
(Cost $50,301,484)		50,301,173
REPURCHASE AGREEMENTS††,6 - 11.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	18,672,546	18,672,546
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	7,772,034	7,772,034
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	7,072,550	7,072,550
Total Repurchase Agreements
(Cost $33,517,130)		33,517,130

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	258,657	258,657
Total Securities Lending Collateral
(Cost $258,657)		258,657

Total Investments - 98.2%
(Cost $275,024,598)		$284,626,128
Other Assets & Liabilities, net - 1.8%		5,356,636
Total Net Assets - 100.0%		$289,982,764

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	363	Dec 2020	$82,782,150	$3,828,896

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	22,887	$261,322,762	$1,226,960
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	11/18/20	979	11,174,085	572,235
Goldman Sachs International	NASDAQ-100 Index	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	11/19/20	4,173	47,643,883	223,696
						$320,140,730	$2,022,891

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 6.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$177,172,111	$—	$—	$177,172,111
Mutual Funds	23,377,057	—	—	23,377,057
U.S. Treasury Bills	—	50,301,173	—	50,301,173
Repurchase Agreements	—	33,517,130	—	33,517,130
Securities Lending Collateral	258,657	—	—	258,657
Equity Futures Contracts**	3,828,896	—	—	3,828,896
Equity Index Swap Agreements**	—	2,022,891	—	2,022,891
Total Assets	$204,636,721	$85,841,194	$—	$290,477,915

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,209,488	$8,650,000	$—	$—	$227,149	$10,086,637	403,950	$61,820
Guggenheim Ultra Short Duration Fund — Institutional Class	1,143,698	13,000,000	(1,000,000)	284	146,438	13,290,420	1,331,705	58,187
	$2,353,186	$21,650,000	$(1,000,000)	$284	$373,587	$23,377,057		$120,007

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value - including $250,365 of securities loaned (cost $218,463,188)	$227,731,941
Investments in affiliated issuers, at value (cost $23,044,280)	23,377,057
Repurchase agreements, at value (cost $33,517,130)	33,517,130
Unrealized appreciation on OTC swap agreements	2,022,891
Receivables:
Fund shares sold	3,913,424
Variation margin on futures contracts	470,085
Investment Adviser	106,537
Dividends	53,041
Swap settlement	50,215
Interest	56
Securities lending income	37
Total assets	291,242,414

Liabilities:
Payable for:
Fund shares redeemed	389,249
Return of securities lending collateral	258,657
Management fees	208,897
Registration fees	152,877
Transfer agent and administrative fees	63,240
Distribution and service fees	59,898
Portfolio accounting fees	22,518
Trustees’ fees*	3,317
Miscellaneous	100,997
Total liabilities	1,259,650
Commitments and contingent liabilities (Note 12)	—
Net assets	$289,982,764

Net assets consist of:
Paid in capital	$231,950,638
Total distributable earnings (loss)	58,032,126
Net assets	$289,982,764

A-Class:
Net assets	$6,724,914
Capital shares outstanding	23,158
Net asset value per share	$290.39
Maximum offering price per share (Net asset value divided by 95.25%)	$304.87

C-Class:
Net assets	$1,791,605
Capital shares outstanding	6,457
Net asset value per share	$277.46

H-Class:
Net assets	$281,466,245
Capital shares outstanding	946,702
Net asset value per share	$297.31

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $933)	$681,299
Dividends from securities of affiliated issuers	120,007
Interest	15,082
Income from securities lending, net	145
Total investment income	816,533

Expenses:
Management fees	966,737
Distribution and service fees:
A-Class	5,290
C-Class	6,510
H-Class	261,625
Transfer agent and administrative fees	299,666
Registration fees	118,236
Portfolio accounting fees	105,315
Professional fees	70,539
Custodian fees	14,480
Trustees’ fees*	4,824
Line of credit fees	184
Interest expense	49
Miscellaneous	96,366
Total expenses	1,949,821
Less:
Expenses waived by Adviser	(510,404)
Net expenses	1,439,417
Net investment loss	(622,884)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	33,122,243
Investments in affiliated issuers	284
Swap agreements	59,670,582
Futures contracts	14,095,848
Net realized gain	106,888,957
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,021,864
Investments in affiliated issuers	373,587
Swap agreements	2,355,249
Futures contracts	3,483,644
Net change in unrealized appreciation (depreciation)	15,234,344
Net realized and unrealized gain	122,123,301
Net increase in net assets resulting from operations	$121,500,417

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(622,884)	$100,881
Net realized gain (loss) on investments	106,888,957	(5,559,290)
Net change in unrealized appreciation (depreciation) on investments	15,234,344	(8,523,966)
Net increase (decrease) in net assets resulting from operations	121,500,417	(13,982,375)

Distributions to shareholders:
A-Class	—	(3,735)
C-Class	—	(832)
H-Class	—	(203,974)
Total distributions to shareholders	—	(208,541)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,189,696	14,654,383
C-Class	936,924	737,827
H-Class	826,584,806	1,626,392,692
Distributions reinvested
A-Class	—	2,826
C-Class	—	735
H-Class	—	202,106
Cost of shares redeemed
A-Class	(5,560,487)	(14,843,489)
C-Class	(421,650)	(746,073)
H-Class	(685,819,436)	(1,718,544,874)
Net increase (decrease) from capital share transactions	142,909,853	(92,143,867)
Net increase (decrease) in net assets	264,410,270	(106,334,783)

Net assets:
Beginning of period	25,572,494	131,907,277
End of period	$289,982,764	$25,572,494

Capital share activity:
Shares sold
A-Class	29,645	92,924
C-Class	4,171	5,051
H-Class	3,373,828	9,985,485
Shares issued from reinvestment of distributions
A-Class	—	17
C-Class	—	5
H-Class	—	1,173
Shares redeemed
A-Class	(23,648)	(98,653)
C-Class	(1,770)	(4,660)
H-Class	(2,582,641)	(10,762,621)
Net increase (decrease) in shares	799,585	(781,279)

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$141.86	$134.54	$113.31	$79.32	$54.45	$51.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	.23	.25	(.23)	(.18)	(.27)
Net gain (loss) on investments (realized and unrealized)	149.24	7.28	20.98	34.22	25.05	3.04
Total from investment operations	148.53	7.51	21.23	33.99	24.87	2.77
Less distributions from:
Net investment income	—	(.19)	—	—	—	—
Total distributions	—	(.19)	—	—	—	—
Net asset value, end of period	$290.39	$141.86	$134.54	$113.31	$79.32	$54.45

Total Return[c]	104.70%	5.56%	18.74%	42.85%	45.65%	5.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,725	$2,434	$3,077	$1,990	$1,010	$246
Ratios to average net assets:
Net investment income (loss)	(0.59%)	0.15%	0.19%	(0.23%)	(0.28%)	(0.48%)
Total expenses[d]	1.82%	1.83%	1.81%	1.71%	1.72%	1.70%
Net expenses[e,f]	1.33%	1.34%	1.35%	1.35%	1.35%	1.37%
Portfolio turnover rate	340%	990%	467%	385%	259%	551%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$136.06	$130.01	$110.32	$77.79	$53.80	$51.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.55)	(.83)	(.64)	(1.00)	(.73)	(.56)
Net gain (loss) on investments (realized and unrealized)	142.95	7.07	20.33	33.53	24.72	2.81
Total from investment operations	141.40	6.24	19.69	32.53	23.99	2.25
Less distributions from:
Net investment income	—	(.19)	—	—	—	—
Total distributions	—	(.19)	—	—	—	—
Net asset value, end of period	$277.46	$136.06	$130.01	$110.32	$77.79	$53.80

Total Return[c]	103.92%	4.77%	17.85%	41.82%	44.52%	4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,792	$552	$476	$170	$89	$23
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(0.55%)	(0.52%)	(1.02%)	(1.10%)	(1.04%)
Total expenses[d]	2.56%	2.58%	2.57%	2.46%	2.47%	2.51%
Net expenses[e,f]	2.08%	2.09%	2.11%	2.10%	2.10%	2.17%
Portfolio turnover rate	340%	990%	467%	385%	259%	551%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$145.23	$137.80	$116.07	$81.25	$55.79	$51.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.72)	.12	.19	(.25)	(.23)	(.17)
Net gain (loss) on investments (realized and unrealized)	152.80	7.50	21.54	35.07	25.69	4.39
Total from investment operations	152.08	7.62	21.73	34.82	25.46	4.22
Less distributions from:
Net investment income	—	(.19)	—	—	—	—
Total distributions	—	(.19)	—	—	—	—
Net asset value, end of period	$297.31	$145.23	$137.80	$116.07	$81.25	$55.79

Total Return	104.72%	5.51%	18.72%	42.86%	45.64%	8.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$281,466	$22,586	$128,354	$25,304	$28,573	$4,220
Ratios to average net assets:
Net investment income (loss)	(0.57%)	0.08%	0.15%	(0.24%)	(0.35%)	(0.30%)
Total expenses[d]	1.81%	1.82%	1.81%	1.71%	1.72%	1.67%
Net expenses[e,f]	1.34%	1.34%	1.35%	1.35%	1.35%	1.35%
Portfolio turnover rate	340%	990%	467%	385%	259%	551%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	09/30/20[a]	03/31/20	03/31/19	03/29/18	03/31/17	03/31/16
A-Class	1.33%	1.33%	1.35%	1.35%	1.35%	1.35%
C-Class	2.08%	2.08%	2.10%	2.10%	2.10%	2.10%
H-Class	1.34%	1.34%	1.35%	1.35%	1.35%	1.35%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	September 3, 1998
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.4%
Total	9.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(34.69%)	(39.87%)	(21.74%)	(19.81%)
A-Class Shares	(34.77%)	(40.01%)	(21.83%)	(19.93%)
A-Class Shares with sales charge‡	(37.88%)	(42.86%)	(22.58%)	(20.32%)
C-Class Shares	(35.01%)	(40.46%)	(22.52%)	(20.64%)
C-Class Shares with CDSC§	(35.66%)	(41.05%)	(22.52%)	(20.64%)
NASDAQ-100 Index	46.75%	48.75%	23.63%	20.43%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(34.79%)	(40.04%)	(21.95%)	(19.47%)
NASDAQ-100 Index	46.75%	48.75%	23.63%	19.83%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 9.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,495	$1,521,903
Guggenheim Strategy Fund II1	55,405	1,383,461
Total Mutual Funds
(Cost $2,823,832)		2,905,364

	Face Amount
FEDERAL AGENCY NOTES†† - 12.6%
Freddie Mac
0.75% due 04/27/23	$2,500,000	2,500,811
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	753,038
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	500,000	501,566
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	241,007
Total Federal Agency Notes
(Cost $3,993,028)		3,996,422

U.S. TREASURY BILLS†† - 8.0%
U.S. Treasury Bills
0.07% due 10/29/20[3,4]	2,000,000	1,999,856
0.08% due 10/29/20[3,4]	450,000	449,968
0.08% due 10/15/20[4,5]	65,000	64,998
Total U.S. Treasury Bills
(Cost $2,514,856)		2,514,822
FEDERAL AGENCY DISCOUNT NOTES†† - 5.7%
Federal Home Loan Bank
due 10/07/20[4,7]	1,800,000	1,799,982
Total Federal Agency Discount Notes
(Cost $1,799,982)		1,799,982

REPURCHASE AGREEMENTS††,6 - 66.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	11,754,407	11,754,407
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	4,892,512	4,892,512
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	4,452,185	4,452,185
Total Repurchase Agreements
(Cost $21,099,104)		21,099,104

Total Investments - 102.2%
(Cost $32,230,802)		$32,315,694
Other Assets & Liabilities, net - (2.2)%		(703,794)
Total Net Assets - 100.0%		$31,611,900

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	4	Dec 2020	$912,200	$(28,321)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(0.45)% (1 Week USD LIBOR + 0.35%)	At Maturity	11/17/20	847	$9,671,850	$(45,412)
Goldman Sachs International	NASDAQ-100 Index	(0.35)% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	1,147	13,091,446	(61,468)
BNP Paribas	NASDAQ-100 Index	(0.29)% (1 Month USD LIBOR + 0.15%)	At Maturity	11/18/20	692	7,901,024	(404,623)
						$30,664,320	$(511,503)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 6.
[7]	Zero coupon rate security.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,905,364	$—	$—	$2,905,364
Federal Agency Notes	—	3,996,422	—	3,996,422
U.S. Treasury Bills	—	2,514,822	—	2,514,822
Federal Agency Discount Notes	—	1,799,982	—	1,799,982
Repurchase Agreements	—	21,099,104	—	21,099,104
Total Assets	$2,905,364	$29,410,330	$—	$32,315,694

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$28,321	$—	$—	$28,321
Equity Index Swap Agreements**	—	511,503	—	511,503
Total Liabilities	$28,321	$511,503	$—	$539,824

**	This derivative is reported as unrealized appreciation/depreciation at period end.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,621,432	$1,000,000	$(1,300,000)	$(23,891)	$85,920	$1,383,461	55,405	$12,204
Guggenheim Ultra Short Duration Fund — Institutional Class	2,781,641	—	(1,300,000)	(15,468)	55,730	1,521,903	152,495	10,765
	$4,403,073	$1,000,000	$(2,600,000)	$(39,359)	$141,650	$2,905,364		$22,969

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $8,307,866)	$8,311,226
Investments in affiliated issuers, at value (cost $2,823,832)	2,905,364
Repurchase agreements, at value (cost $21,099,104)	21,099,104
Receivables:
Interest	8,578
Fund shares sold	5,414
Dividends	3,504
Total assets	32,333,190

Liabilities:
Unrealized depreciation on OTC swap agreements	511,503
Payable for:
Fund shares redeemed	118,363
Management fees	23,834
Transfer agent and administrative fees	7,216
Variation margin on futures contracts	5,180
Swap settlement	2,975
Portfolio accounting fees	2,684
Trustees’ fees*	675
Distribution and service fees	506
Miscellaneous	48,354
Total liabilities	721,290
Commitments and contingent liabilities (Note 12)	—
Net assets	$31,611,900

Net assets consist of:
Paid in capital	$82,472,502
Total distributable earnings (loss)	(50,860,602)
Net assets	$31,611,900

Investor Class:
Net assets	$29,911,823
Capital shares outstanding	961,055
Net asset value per share	$31.12

A-Class:
Net assets	$956,943
Capital shares outstanding	31,863
Net asset value per share	$30.03
Maximum offering price per share (Net asset value divided by 95.25%)	$31.53

C-Class:
Net assets	$125,397
Capital shares outstanding	4,978
Net asset value per share	$25.19

H-Class:
Net assets	$617,737
Capital shares outstanding	20,885
Net asset value per share	$29.58

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$22,969
Interest	22,312
Total investment income	45,281

Expenses:
Management fees	136,507
Distribution and service fees:
A-Class	1,460
C-Class	600
H-Class	779
Transfer agent and administrative fees	44,320
Registration fees	16,695
Portfolio accounting fees	15,171
Professional fees	11,987
Custodian fees	2,397
Trustees’ fees*	694
Miscellaneous	11,329
Total expenses	241,939
Less:
Expenses waived by Adviser	(2,143)
Net expenses	239,796
Net investment loss	(194,515)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,752
Investments in affiliated issuers	(39,359)
Swap agreements	(12,167,590)
Futures contracts	(860,576)
Net realized loss	(13,061,773)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,589)
Investments in affiliated issuers	141,650
Swap agreements	(1,056,058)
Futures contracts	328,914
Net change in unrealized appreciation (depreciation)	(592,083)
Net realized and unrealized loss	(13,653,856)
Net decrease in net assets resulting from operations	$(13,848,371)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(194,515)	$23,879
Net realized loss on investments	(13,061,773)	(3,760,361)
Net change in unrealized appreciation (depreciation) on investments	(592,083)	218,274
Net decrease in net assets resulting from operations	(13,848,371)	(3,518,208)

Distributions to shareholders:
Investor Class	—	(110,169)
A-Class	—	(5,386)
C-Class	—	(975)
H-Class	—	(3,185)
Total distributions to shareholders	—	(119,715)

Capital share transactions:
Proceeds from sale of shares
Investor Class	112,753,943	178,666,654
A-Class	1,928,485	2,499,290
C-Class	95,079	232,896
H-Class	5,755,960	22,452,898
Distributions reinvested
Investor Class	—	110,048
A-Class	—	5,386
C-Class	—	940
H-Class	—	3,185
Cost of shares redeemed
Investor Class	(129,037,557)	(122,161,471)
A-Class	(1,101,948)	(2,798,481)
C-Class	(149,019)	(106,531)
H-Class	(5,444,538)	(22,382,916)
Net increase (decrease) from capital share transactions	(15,199,595)	56,521,898
Net increase (decrease) in net assets	(29,047,966)	52,883,975

Net assets:
Beginning of period	60,659,866	7,775,891
End of period	$31,611,900	$60,659,866

Capital share activity:
Shares sold
Investor Class	2,784,889	3,532,372
A-Class	53,368	52,824
C-Class	3,294	5,698
H-Class	172,715	484,862
Shares issued from reinvestment of distributions
Investor Class	—	2,293
A-Class	—	116
C-Class	—	24
H-Class	—	70
Shares redeemed
Investor Class	(3,068,770)	(2,408,027)
A-Class	(32,854)	(57,338)
C-Class	(4,343)	(2,529)
H-Class	(164,679)	(478,602)
Net increase (decrease) in shares	(256,380)	1,131,763

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$47.65	$54.72	$63.05	$77.68	$96.42	$105.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	.09	.56	.11	(.51)	(1.08)
Net gain (loss) on investments (realized and unrealized)	(16.30)	(6.83)	(8.89)	(14.74)	(18.23)	(7.97)
Total from investment operations	(16.53)	(6.74)	(8.33)	(14.63)	(18.74)	(9.05)
Less distributions from:
Net investment income	—	(.33)	—	—	—	—
Total distributions	—	(.33)	—	—	—	—
Net asset value, end of period	$31.12	$47.65	$54.72	$63.05	$77.68	$96.42

Total Return	(34.69%)	(12.32%)	(13.21%)	(18.83%)	(19.42%)	(8.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,912	$59,321	$6,473	$5,474	$6,286	$11,857
Ratios to average net assets:
Net investment income (loss)	(1.27%)	0.17%	0.93%	0.16%	(0.57%)	(1.04%)
Total expenses[c]	1.58%	1.57%	1.56%	1.46%	1.46%	1.44%
Net expenses[d]	1.56%	1.54%	1.54%	1.46%	1.46%	1.44%
Portfolio turnover rate	31%	37%	38%	—	486%	1,674%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$46.04	$53.01	$61.24	$75.63	$94.01	$101.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	.19	.41	(.08)	(1.00)	(1.32)
Net gain (loss) on investments (realized and unrealized)	(15.76)	(6.83)	(8.64)	(14.31)	(17.38)	(6.43)
Total from investment operations	(16.01)	(6.64)	(8.23)	(14.39)	(18.38)	(7.75)
Less distributions from:
Net investment income	—	(.33)	—	—	—	—
Total distributions	—	(.33)	—	—	—	—
Net asset value, end of period	$30.03	$46.04	$53.01	$61.24	$75.63	$94.01

Total Return[e]	(34.77%)	(12.53%)	(13.44%)	(19.03%)	(19.54%)	(7.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$957	$523	$835	$1,037	$2,626	$54,948
Ratios to average net assets:
Net investment income (loss)	(1.49%)	0.39%	0.72%	(0.12%)	(1.08%)	(1.36%)
Total expenses[c]	1.81%	1.81%	1.81%	1.72%	1.70%	1.69%
Net expenses[d]	1.80%	1.76%	1.79%	1.72%	1.70%	1.69%
Portfolio turnover rate	31%	37%	38%	—	486%	1,674%

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$38.76	$45.03	$52.43	$65.23	$81.79	$90.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.17)	(.06)	(.48)	(1.14)	(1.80)
Net gain (loss) on investments (realized and unrealized)	(13.24)	(5.77)	(7.34)	(12.32)	(15.42)	(6.73)
Total from investment operations	(13.57)	(5.94)	(7.40)	(12.80)	(16.56)	(8.53)
Less distributions from:
Net investment income	—	(.33)	—	—	—	—
Total distributions	—	(.33)	—	—	—	—
Net asset value, end of period	$25.19	$38.76	$45.03	$52.43	$65.23	$81.79

Total Return[e]	(35.01%)	(13.19%)	(14.11%)	(19.62%)	(20.26%)	(9.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125	$234	$128	$881	$1,247	$1,457
Ratios to average net assets:
Net investment income (loss)	(2.24%)	(0.41%)	(0.13%)	(0.84%)	(1.51%)	(2.09%)
Total expenses[c]	2.58%	2.57%	2.53%	2.46%	2.46%	2.44%
Net expenses[d]	2.57%	2.53%	2.53%	2.46%	2.46%	2.44%
Portfolio turnover rate	31%	37%	38%	—	486%	1,674%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$45.36	$52.24	$60.37	$74.56	$92.82	$101.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.02)	.37	.07	(.86)	(1.16)
Net gain (loss) on investments (realized and unrealized)	(15.53)	(6.53)	(8.50)	(14.26)	(17.40)	(7.78)
Total from investment operations	(15.78)	(6.55)	(8.13)	(14.19)	(18.26)	(8.94)
Less distributions from:
Net investment income	—	(.33)	—	—	—	—
Total distributions	—	(.33)	—	—	—	—
Net asset value, end of period	$29.58	$45.36	$52.24	$60.37	$74.56	$92.82

Total Return	(34.79%)	(12.54%)	(13.47%)	(19.03%)	(19.65%)	(8.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$618	$583	$341	$2,403	$460	$252
Ratios to average net assets:
Net investment income (loss)	(1.48%)	(0.05%)	0.63%	0.11%	(0.95%)	(1.18%)
Total expenses[c]	1.82%	1.82%	1.81%	1.71%	1.70%	1.70%
Net expenses[d]	1.80%	1.79%	1.79%	1.71%	1.70%	1.70%
Portfolio turnover rate	31%	37%	38%	—	486%	1,674%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Reverse share split — Per share amounts for the periods presented through March 31, 2017, have been restated to reflect a 1:4 reverse share split effective November 4, 2016.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

MID-CAP 1.5X STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	9.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.4%
Pool Corp.	0.4%
FactSet Research Systems, Inc.	0.4%
Fair Isaac Corp.	0.4%
Trimble, Inc.	0.4%
Generac Holdings, Inc.	0.4%
SolarEdge Technologies, Inc.	0.4%
Masimo Corp.	0.4%
Monolithic Power Systems, Inc.	0.4%
Top Ten Total	17.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	43.73%	(12.20%)	7.55%	11.70%
A-Class Shares with sales charge‡	36.92%	(16.37%)	6.51%	11.16%
C-Class Shares	43.19%	(12.85%)	6.75%	10.88%
C-Class Shares with CDSC§	42.19%	(13.72%)	6.75%	10.88%
H-Class Shares	43.72%	(12.20%)	7.59%	11.75%
S&P MidCap 400 Index	29.99%	(2.16%)	8.11%	10.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 54.3%

Financial - 12.1%
Brown & Brown, Inc.	647	$29,290
Medical Properties Trust, Inc. REIT	1,457	25,687
Camden Property Trust REIT	269	23,936
RenaissanceRe Holdings Ltd.	141	23,933
CyrusOne, Inc. REIT	321	22,480
Alleghany Corp.	39	20,298
Omega Healthcare Investors, Inc. REIT	625	18,713
Reinsurance Group of America, Inc. — Class A	187	17,800
STORE Capital Corp. REIT	628	17,226
SEI Investments Co.	335	16,991
National Retail Properties, Inc. REIT	479	16,530
Lamar Advertising Co. — Class A REIT	238	15,749
First American Financial Corp.	307	15,629
Rexford Industrial Realty, Inc. REIT	341	15,604
Commerce Bancshares, Inc.	276	15,536
Kilroy Realty Corp. REIT	289	15,016
First Horizon National Corp.	1,524	14,371
First Industrial Realty Trust, Inc. REIT	351	13,970
EastGroup Properties, Inc. REIT	108	13,968
CoreSite Realty Corp. REIT	117	13,909
Jones Lang LaSalle, Inc.	142	13,584
Life Storage, Inc. REIT	129	13,580
Prosperity Bancshares, Inc.	256	13,269
American Financial Group, Inc.	198	13,262
American Campus Communities, Inc. REIT	378	13,200
East West Bancorp, Inc.	390	12,769
Primerica, Inc.	109	12,332
Signature Bank	148	12,283
Eaton Vance Corp.	314	11,979
Cousins Properties, Inc. REIT	408	11,665
Old Republic International Corp.	779	11,482
Essent Group Ltd.	310	11,473
Douglas Emmett, Inc. REIT	454	11,395
Kemper Corp.	169	11,294
Healthcare Realty Trust, Inc. REIT	374	11,265
First Financial Bankshares, Inc.	392	10,941
Jefferies Financial Group, Inc.	594	10,692
New York Community Bancorp, Inc.	1,278	10,569
Interactive Brokers Group, Inc. — Class A	217	10,488
Physicians Realty Trust REIT	573	10,262
Rayonier, Inc. REIT	376	9,941
Cullen/Frost Bankers, Inc.	154	9,848
TCF Financial Corp.	419	9,788
Hanover Insurance Group, Inc.	104	9,691
Highwoods Properties, Inc. REIT	286	9,601
Spirit Realty Capital, Inc. REIT	284	9,585
Brixmor Property Group, Inc. REIT	817	9,551
Stifel Financial Corp.	188	9,505
Hudson Pacific Properties, Inc. REIT	423	9,276
RLI Corp.	109	9,127
Janus Henderson Group plc	415	9,014
Affiliated Managers Group, Inc.	128	8,753
Synovus Financial Corp.	405	8,574
Selective Insurance Group, Inc.	164	8,444
Glacier Bancorp, Inc.	263	8,429
SLM Corp.	1,035	8,373
JBG SMITH Properties REIT	310	8,289
Sabra Health Care REIT, Inc.	566	7,802
PotlatchDeltic Corp. REIT	184	7,746
United Bankshares, Inc.	358	7,686
Valley National Bancorp	1,112	7,617
Pinnacle Financial Partners, Inc.	209	7,438
Evercore, Inc. — Class A	112	7,331
Corporate Office Properties Trust REIT	308	7,306
Bank OZK	333	7,100
Brighthouse Financial, Inc.*	256	6,889
LendingTree, Inc.*	22	6,752
PS Business Parks, Inc. REIT	55	6,731
Webster Financial Corp.	249	6,576
Park Hotels & Resorts, Inc. REIT	649	6,484
Umpqua Holdings Corp.	607	6,446
Wintrust Financial Corp.	159	6,368
Home BancShares, Inc.	418	6,337
CNO Financial Group, Inc.	391	6,272
FNB Corp.	890	6,034
UMB Financial Corp.	119	5,832
EPR Properties REIT	206	5,665
Taubman Centers, Inc. REIT	170	5,659
Sterling Bancorp	536	5,638
Federated Hermes, Inc. — Class B	262	5,636
Weingarten Realty Investors REIT	331	5,614
Bank of Hawaii Corp.	111	5,608
Alliance Data Systems Corp.	131	5,499
PacWest Bancorp	321	5,483
Associated Banc-Corp.	423	5,338
BancorpSouth Bank	266	5,155
CIT Group, Inc.	271	4,799
Genworth Financial, Inc. — Class A*	1,393	4,667
Pebblebrook Hotel Trust REIT	360	4,511
Navient Corp.	533	4,504
Hancock Whitney Corp.	238	4,477
Cathay General Bancorp	206	4,466
Washington Federal, Inc.	208	4,339
Texas Capital Bancshares, Inc.*	139	4,327
Fulton Financial Corp.	446	4,161
International Bancshares Corp.	153	3,987
GEO Group, Inc. REIT	334	3,788
Trustmark Corp.	175	3,747
Service Properties Trust REIT	453	3,601
Mercury General Corp.	73	3,020
Urban Edge Properties REIT	303	2,945
Macerich Co. REIT[1]	309	2,098
Total Financial		1,009,688

Industrial - 10.9%
Trimble, Inc.*	689	33,554
Generac Holdings, Inc.*	173	33,500
Cognex Corp.	476	30,987
Nordson Corp.	148	28,389
Graco, Inc.	459	28,160

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lennox International, Inc.	96	$26,171
Trex Company, Inc.*	319	22,840
XPO Logistics, Inc.*	252	21,334
Universal Display Corp.	118	21,327
Owens Corning	298	20,505
Hubbell, Inc.	149	20,389
AptarGroup, Inc.	177	20,036
AECOM*	442	18,493
Carlisle Companies, Inc.	151	18,478
Arrow Electronics, Inc.*	213	16,755
Donaldson Company, Inc.	347	16,108
SYNNEX Corp.	114	15,967
Stericycle, Inc.*	252	15,891
Axon Enterprise, Inc.*	175	15,872
TopBuild Corp.*	91	15,533
Lincoln Electric Holdings, Inc.	164	15,095
Tetra Tech, Inc.	148	14,134
Knight-Swift Transportation Holdings, Inc.	347	14,123
Sonoco Products Co.	276	14,095
ITT, Inc.	238	14,054
Oshkosh Corp.	188	13,818
Middleby Corp.*	153	13,726
MSA Safety, Inc.	100	13,417
Landstar System, Inc.	106	13,302
National Instruments Corp.	361	12,888
Woodward, Inc.	160	12,826
Jabil, Inc.	374	12,813
AGCO Corp.	169	12,551
MDU Resources Group, Inc.	552	12,420
Mercury Systems, Inc.*	155	12,006
Littelfuse, Inc.	67	11,882
II-VI, Inc.*	286	11,600
Acuity Brands, Inc.	109	11,156
Curtiss-Wright Corp.	115	10,725
Regal Beloit Corp.	112	10,513
Builders FirstSource, Inc.*	321	10,471
EMCOR Group, Inc.	151	10,224
Timken Co.	186	10,085
Eagle Materials, Inc.	115	9,927
Louisiana-Pacific Corp.	309	9,119
KBR, Inc.	392	8,765
Colfax Corp.*	277	8,687
nVent Electric plc	468	8,279
Silgan Holdings, Inc.	217	7,979
EnerSys	118	7,920
Clean Harbors, Inc.*	141	7,900
Hexcel Corp.	230	7,717
Coherent, Inc.*	67	7,432
Valmont Industries, Inc.	59	7,327
Avnet, Inc.	272	7,028
Crane Co.	136	6,818
Werner Enterprises, Inc.	160	6,718
Kennametal, Inc.	229	6,627
MasTec, Inc.*	155	6,541
Ryder System, Inc.	149	6,294
Energizer Holdings, Inc.	160	6,262
GATX Corp.	97	6,184
Kirby Corp.*	165	5,968
Vishay Intertechnology, Inc.	365	5,683
Trinity Industries, Inc.	245	4,778
Dycom Industries, Inc.*	88	4,648
O-I Glass, Inc.	432	4,575
Worthington Industries, Inc.	99	4,037
Belden, Inc.	122	3,797
Terex Corp.	191	3,698
Fluor Corp.	344	3,031
Greif, Inc. — Class A	73	2,644
Total Industrial		914,596

Consumer, Non-cyclical - 9.9%
Masimo Corp.*	139	32,812
Charles River Laboratories International, Inc.*	138	31,250
Molina Healthcare, Inc.*	163	29,835
Bio-Techne Corp.	106	26,260
Quidel Corp.*	105	23,035
Boston Beer Company, Inc. — Class A*	25	22,084
Jazz Pharmaceuticals plc*	152	21,674
Amedisys, Inc.*	90	21,279
Chemed Corp.	44	21,135
Exelixis, Inc.*	850	20,782
Service Corporation International	485	20,457
Repligen Corp.*	135	19,918
LHC Group, Inc.*	87	18,493
Penumbra, Inc.*	92	17,883
PRA Health Sciences, Inc.*	176	17,853
Encompass Health Corp.	274	17,804
WEX, Inc.*	122	16,954
Paylocity Holding Corp.*	102	16,465
Darling Ingredients, Inc.*	446	16,070
Hill-Rom Holdings, Inc.	183	15,282
Post Holdings, Inc.*	173	14,878
CoreLogic, Inc.	219	14,820
Ingredion, Inc.	184	13,925
Helen of Troy Ltd.*	70	13,546
Flowers Foods, Inc.	542	13,187
Emergent BioSolutions, Inc.*	124	12,813
United Therapeutics Corp.*	122	12,322
Arrowhead Pharmaceuticals, Inc.*	282	12,143
Haemonetics Corp.*	139	12,128
ManpowerGroup, Inc.	160	11,733
HealthEquity, Inc.*	211	10,839
FTI Consulting, Inc.*	101	10,703
Aaron’s, Inc.	185	10,480
Grand Canyon Education, Inc.*	131	10,472
Globus Medical, Inc. — Class A*	208	10,300
Syneos Health, Inc.*	192	10,207
ICU Medical, Inc.*	54	9,869
Lancaster Colony Corp.	54	9,655
LiveRamp Holdings, Inc.*	182	9,422
Integra LifeSciences Holdings Corp.*	196	9,255
ASGN, Inc.*	145	9,216
Grocery Outlet Holding Corp.*	229	9,005

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
H&R Block, Inc.	532	$8,666
Medpace Holdings, Inc.*	75	8,381
Nektar Therapeutics*	493	8,179
Hain Celestial Group, Inc.*	230	7,889
Acadia Healthcare Company, Inc.*	245	7,223
Tenet Healthcare Corp.*	290	7,108
NuVasive, Inc.*	141	6,848
Sprouts Farmers Market, Inc.*	324	6,782
Sanderson Farms, Inc.	55	6,488
Insperity, Inc.	99	6,484
TreeHouse Foods, Inc.*	155	6,282
Strategic Education, Inc.	67	6,129
LivaNova plc*	134	6,058
Patterson Companies, Inc.	239	5,761
Brink’s Co.	139	5,712
Sabre Corp.	858	5,586
Prestige Consumer Healthcare, Inc.*	138	5,026
Cantel Medical Corp.	104	4,570
Graham Holdings Co. — Class B	11	4,445
Avanos Medical, Inc.*	132	4,385
Ligand Pharmaceuticals, Inc. — Class B*,1	44	4,194
Edgewell Personal Care Co.*	149	4,154
MEDNAX, Inc.*	235	3,826
Avis Budget Group, Inc.*	142	3,737
Adtalem Global Education, Inc.*	143	3,509
WW International, Inc.*	129	2,434
Coty, Inc. — Class A	779	2,104
Pilgrim’s Pride Corp.*	135	2,020
Tootsie Roll Industries, Inc.[1]	48	1,483
Total Consumer, Non-cyclical		833,706

Consumer, Cyclical - 9.4%
Pool Corp.	110	36,800
Caesars Entertainment, Inc.*	548	30,721
Penn National Gaming, Inc.*	396	28,789
Toro Co.	295	24,765
Watsco, Inc.	90	20,960
Five Below, Inc.*	154	19,558
Williams-Sonoma, Inc.	215	19,444
IAA, Inc.*	369	19,214
Dunkin’ Brands Group, Inc.	226	18,512
Casey’s General Stores, Inc.	101	17,943
Gentex Corp.	677	17,433
Scotts Miracle-Gro Co. — Class A	112	17,126
Deckers Outdoor Corp.*	77	16,941
Lear Corp.	151	16,467
RH*	43	16,453
Churchill Downs, Inc.	98	16,054
BJ’s Wholesale Club Holdings, Inc.*	380	15,789
Toll Brothers, Inc.	316	15,377
Polaris, Inc.	159	15,000
Thor Industries, Inc.	152	14,479
Lithia Motors, Inc. — Class A	62	14,132
Ollie’s Bargain Outlet Holdings, Inc.*	156	13,627
Wyndham Hotels & Resorts, Inc.	257	12,979
Brunswick Corp.	218	12,842
Tempur Sealy International, Inc.*	132	11,773
Skechers USA, Inc. — Class A*	375	11,333
Mattel, Inc.*	956	11,185
Wingstop, Inc.	81	11,069
Wendy’s Co.	493	10,991
Texas Roadhouse, Inc. — Class A	179	10,881
Carter’s, Inc.	120	10,390
Dick’s Sporting Goods, Inc.	179	10,360
Harley-Davidson, Inc.	422	10,356
Marriott Vacations Worldwide Corp.	113	10,262
Foot Locker, Inc.	287	9,480
KB Home	242	9,290
Taylor Morrison Home Corp. — Class A*	357	8,779
AutoNation, Inc.*	161	8,522
JetBlue Airways Corp.*	751	8,509
Fox Factory Holding Corp.*	114	8,474
Kohl’s Corp.	434	8,042
MSC Industrial Direct Company, Inc. — Class A	125	7,910
Univar Solutions, Inc.*	465	7,849
Cracker Barrel Old Country Store, Inc.	65	7,453
Papa John’s International, Inc.	90	7,405
Columbia Sportswear Co.	84	7,306
Wyndham Destinations, Inc.	235	7,229
Nu Skin Enterprises, Inc. — Class A	142	7,113
Choice Hotels International, Inc.	79	6,791
Boyd Gaming Corp.	221	6,782
Avient Corp.	252	6,668
FirstCash, Inc.	114	6,522
TRI Pointe Group, Inc.*	358	6,494
American Eagle Outfitters, Inc.	411	6,087
Scientific Games Corp. — Class A*	154	5,376
Visteon Corp.*	77	5,330
KAR Auction Services, Inc.	356	5,126
Jack in the Box, Inc.	63	4,996
Goodyear Tire & Rubber Co.	641	4,916
Dana, Inc.	398	4,903
Herman Miller, Inc.	162	4,886
Adient plc*	259	4,488
Healthcare Services Group, Inc.	205	4,414
Six Flags Entertainment Corp.	208	4,223
Delphi Technologies plc*	238	3,977
Urban Outfitters, Inc.*	188	3,912
World Fuel Services Corp.	175	3,708
HNI Corp.	117	3,671
Nordstrom, Inc.[1]	299	3,564
Cinemark Holdings, Inc.[1]	295	2,950
Sally Beauty Holdings, Inc.*	310	2,694
Total Consumer, Cyclical		785,844

Technology - 4.3%
Fair Isaac Corp.*	80	34,030
Monolithic Power Systems, Inc.	116	32,435
Ceridian HCM Holding, Inc.*	357	29,506
PTC, Inc.*	287	23,741
Cree, Inc.*	303	19,313
Manhattan Associates, Inc.*	176	16,806
MKS Instruments, Inc.	152	16,603

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lumentum Holdings, Inc.*	207	$15,552
CACI International, Inc. — Class A*	69	14,708
CDK Global, Inc.	334	14,559
Science Applications International Corp.	160	12,547
Silicon Laboratories, Inc.*	120	11,742
MAXIMUS, Inc.	169	11,561
Cabot Microelectronics Corp.	80	11,425
Cirrus Logic, Inc.*	161	10,859
Semtech Corp.*	179	9,480
Qualys, Inc.*	93	9,115
J2 Global, Inc.*	124	8,583
ACI Worldwide, Inc.*	320	8,362
NCR Corp.*	353	7,816
Blackbaud, Inc.	137	7,649
Synaptics, Inc.*	95	7,640
Perspecta, Inc.	377	7,333
Teradata Corp.*	300	6,810
CommVault Systems, Inc.*	128	5,222
NetScout Systems, Inc.*	200	4,366
Total Technology		357,763

Basic Materials - 2.0%
RPM International, Inc.	357	29,574
Royal Gold, Inc.	181	21,751
Reliance Steel & Aluminum Co.	175	17,857
Steel Dynamics, Inc.	550	15,747
Ashland Global Holdings, Inc.	150	10,638
Valvoline, Inc.	509	9,691
Chemours Co.	452	9,451
NewMarket Corp.	20	6,846
Sensient Technologies Corp.	117	6,756
Commercial Metals Co.	327	6,533
Ingevity Corp.*	113	5,587
Cabot Corp.	155	5,585
Compass Minerals International, Inc.	94	5,579
Olin Corp.	392	4,853
Minerals Technologies, Inc.	94	4,803
United States Steel Corp.[1]	607	4,455
Domtar Corp.	152	3,993
Total Basic Materials		169,699

Energy - 1.9%
SolarEdge Technologies, Inc.*	138	32,892
Enphase Energy, Inc.*	347	28,659
Sunrun, Inc.*	350	26,974
First Solar, Inc.*	233	15,425
Murphy USA, Inc.*	75	9,620
Equitrans Midstream Corp.	1,120	9,475
Equities Corp.	704	9,103
Cimarex Energy Co.	281	6,837
CNX Resources Corp.*	617	5,824
WPX Energy, Inc.*	1,113	5,454
Antero Midstream Corp.	788	4,232
ChampionX Corp.*	512	4,091
Murphy Oil Corp.[1]	398	3,550
Total Energy		162,136

Communications - 1.9%
FactSet Research Systems, Inc.	105	35,162
Cable One, Inc.	15	28,282
GrubHub, Inc.*	254	18,372
New York Times Co. — Class A	398	17,030
Ciena Corp.*	423	16,789
TEGNA, Inc.	604	7,097
ViaSat, Inc.*	176	6,053
World Wrestling Entertainment, Inc. — Class A	128	5,180
TripAdvisor, Inc.	264	5,172
Telephone & Data Systems, Inc.	274	5,052
InterDigital, Inc.	85	4,850
John Wiley & Sons, Inc. — Class A	120	3,805
Yelp, Inc. — Class A*	189	3,797
AMC Networks, Inc. — Class A*	112	2,768
Total Communications		159,409

Utilities - 1.9%
Essential Utilities, Inc.	613	24,673
UGI Corp.	574	18,931
OGE Energy Corp.	552	16,554
IDACORP, Inc.	139	11,106
National Fuel Gas Co.	251	10,188
ONE Gas, Inc.	146	10,076
Hawaiian Electric Industries, Inc.	300	9,972
Southwest Gas Holdings, Inc.	154	9,717
Black Hills Corp.	173	9,254
PNM Resources, Inc.	220	9,093
Spire, Inc.	142	7,554
ALLETE, Inc.	143	7,399
New Jersey Resources Corp.	264	7,133
NorthWestern Corp.	139	6,761
Total Utilities		158,411

Total Common Stocks
(Cost $3,704,983)		4,551,252

MUTUAL FUNDS† - 14.5%
Guggenheim Strategy Fund II2	30,443	760,173
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	45,506	454,152
Total Mutual Funds
(Cost $1,203,644)		1,214,325

	Face Amount
FEDERAL AGENCY NOTES†† - 18.0%
Federal Farm Credit Bank
2.45% due 12/04/28	$1,000,000	1,003,643
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[3]	500,000	501,566
Total Federal Agency Notes
(Cost $1,503,599)		1,505,209

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
0.08% due 10/15/20[4,5]	$353,000	$352,989
0.08% due 10/29/20[5,6]	340,000	339,976
Total U.S. Treasury Bills
(Cost $692,966)		692,965

REPURCHASE AGREEMENTS††,7 - 4.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	230,575	230,575
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	95,972	95,972
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	87,335	87,335
Total Repurchase Agreements
(Cost $413,882)		413,882

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[9]	17,465	17,465
Total Securities Lending Collateral
(Cost $17,465)		17,465

Total Investments - 100.2%
(Cost $7,536,539)		$8,395,098
Other Assets & Liabilities, net - (0.2)%		(15,950)
Total Net Assets - 100.0%		$8,379,148

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	13	Dec 2020	$2,412,020	$20,390

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	0.59% (1 Month USD LIBOR + 0.45%)	At Maturity	11/18/20	479	$892,032	$9,279
Barclays Bank plc	S&P MidCap 400 Index	0.45% (1 Week USD LIBOR + 0.35%)	At Maturity	11/17/20	1,585	2,950,865	1,618
Goldman Sachs International	S&P MidCap 400 Index	0.50% (1 Week USD LIBOR + 0.40%)	At Maturity	11/19/20	941	1,752,039	959
						$5,594,936	$11,856

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Affiliated issuer.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,551,252	$—	$—	$4,551,252
Mutual Funds	1,214,325	—	—	1,214,325
Federal Agency Notes	—	1,505,209	—	1,505,209
U.S. Treasury Bills	—	692,965	—	692,965
Repurchase Agreements	—	413,882	—	413,882
Securities Lending Collateral	17,465	—	—	17,465
Equity Futures Contracts**	20,390	—	—	20,390
Equity Index Swap Agreements**	—	11,856	—	11,856
Total Assets	$5,803,432	$2,623,912	$—	$8,427,344

**	This derivative is reported as unrealized appreciation/depreciation at period end.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
MID-CAP 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$492,048	$245,000	$—	$—	$23,125	$760,173	30,443	$5,316
Guggenheim Ultra Short Duration Fund — Institutional Class	509,945	232,000	(300,000)	(406)	12,613	454,152	45,506	3,769
	$1,001,993	$477,000	$(300,000)	$(406)	$35,738	$1,214,325		$9,085

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value - including $16,908 of securities loaned (cost $5,919,013)	$6,766,891
Investments in affiliated issuers, at value (cost $1,203,644)	1,214,325
Repurchase agreements, at value (cost $413,882)	413,882
Cash	53
Segregated cash with broker	33
Unrealized appreciation on OTC swap agreements	11,856
Receivables:
Securities sold	192,970
Variation margin on futures contracts	15,340
Interest	8,203
Dividends	6,406
Fund shares sold	4,405
Swap settlement	2,321
Securities lending income	11
Total assets	8,636,696

Liabilities:
Payable for:
Fund shares redeemed	206,224
Return of securities lending collateral	17,465
Securities purchased	7,457
Management fees	6,676
Distribution and service fees	2,335
Transfer agent and administrative fees	2,032
Portfolio accounting fees	756
Trustees’ fees*	186
Miscellaneous	14,417
Total liabilities	257,548
Commitments and contingent liabilities (Note 12)	—
Net assets	$8,379,148
Net assets consist of:
Paid in capital	$12,754,451
Total distributable earnings (loss)	(4,375,303)
Net assets	$8,379,148

A-Class:
Net assets	$2,132,494
Capital shares outstanding	26,485
Net asset value per share	$80.52
Maximum offering price per share (Net asset value divided by 95.25%)	$84.54

C-Class:
Net assets	$543,092
Capital shares outstanding	7,872
Net asset value per share	$68.99

H-Class:
Net assets	$5,703,562
Capital shares outstanding	70,563
Net asset value per share	$80.83

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers	$43,885
Dividends from securities of affiliated issuers	9,085
Interest	2,419
Income from securities lending, net	150
Total investment income	55,539

Expenses:
Management fees	49,050
Distribution and service fees:
A-Class	3,603
C-Class	7,206
H-Class	8,220
Transfer agent and administrative fees	15,526
Registration fees	5,999
Portfolio accounting fees	5,451
Professional fees	4,329
Custodian fees	800
Trustees’ fees*	349
Line of credit fees	37
Miscellaneous	2,510
Total expenses	103,080
Less:
Expenses waived by Adviser	(756)
Net expenses	102,324
Net investment loss	(46,785)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$204,112
Investments in affiliated issuers	(406)
Swap agreements	2,496,383
Futures contracts	299,313
Net realized gain	2,999,402
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	879,695
Investments in affiliated issuers	35,738
Swap agreements	(92,917)
Futures contracts	(84,208)
Net change in unrealized appreciation (depreciation)	738,308
Net realized and unrealized gain	3,737,710
Net increase in net assets resulting from operations	$3,690,925

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(46,785)	$89,713
Net realized gain on investments	2,999,402	2,791,371
Net change in unrealized appreciation (depreciation) on investments	738,308	(165,198)
Net increase in net assets resulting from operations	3,690,925	2,715,886

Distributions to shareholders:
A-Class	—	(6,471)
C-Class	—	(7,932)
H-Class	—	(209,346)
Total distributions to shareholders	—	(223,749)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,232,881	1,361,417
C-Class	1,050	75,744
H-Class	19,646,138	326,944,951
Distributions reinvested
A-Class	—	6,428
C-Class	—	7,890
H-Class	—	84,839
Cost of shares redeemed
A-Class	(2,063,017)	(1,750,513)
C-Class	(2,068,486)	(639,883)
H-Class	(19,996,676)	(341,855,663)
Net decrease from capital share transactions	(3,248,110)	(15,764,790)
Net increase (decrease) in net assets	442,815	(13,272,653)

Net assets:
Beginning of period	7,936,333	21,208,986
End of period	$8,379,148	$7,936,333

Capital share activity:
Shares sold
A-Class	19,006	16,057
C-Class	17	951
H-Class	265,193	3,423,458
Shares issued from reinvestment of distributions
A-Class	—	66
C-Class	—	94
H-Class	—	869
Shares redeemed
A-Class	(27,327)	(19,942)
C-Class	(32,253)	(8,742)
H-Class	(266,705)	(3,507,691)
Net decrease in shares	(42,069)	(94,880)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$56.02	$89.82	$90.38	$79.90	$61.64	$67.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	.37	.58	.15	(.09)	(.47)
Net gain (loss) on investments (realized and unrealized)	24.78	(33.98)	(.73)	10.83	18.50	(4.81)
Total from investment operations	24.50	(33.61)	(.15)	10.98	18.41	(5.28)
Less distributions from:
Net investment income	—	(.19)	(.11)	—	—	—
Net realized gains	—	—	(.30)	(.50)	(.15)	(.40)
Total distributions	—	(.19)	(.41)	(.50)	(.15)	(.40)
Net asset value, end of period	$80.52	$56.02	$89.82	$90.38	$79.90	$61.64

Total Return[c]	43.73%	(37.52%)	(0.11%)	13.74%	29.88%	(7.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,132	$1,950	$3,469	$2,382	$1,935	$1,879
Ratios to average net assets:
Net investment income (loss)	(0.75%)	0.40%	0.64%	0.17%	(0.13%)	(0.75%)
Total expenses[d]	1.79%	1.77%	1.77%	1.67%	1.68%	1.65%
Net expenses[e]	1.78%	1.72%	1.75%	1.67%	1.68%	1.65%
Portfolio turnover rate	129%	617%	721%	722%	1,216%	1,506%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$48.18	$77.86	$78.99	$70.42	$54.73	$60.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.27)	(.09)	(.51)	(.65)	(.78)
Net gain (loss) on investments (realized and unrealized)	21.31	(29.22)	(.63)	9.58	16.49	(4.36)
Total from investment operations	20.81	(29.49)	(.72)	9.07	15.84	(5.14)
Less distributions from:
Net investment income	—	(.19)	(.11)	—	—	—
Net realized gains	—	—	(.30)	(.50)	(.15)	(.40)
Total distributions	—	(.19)	(.41)	(.50)	(.15)	(.40)
Net asset value, end of period	$68.99	$48.18	$77.86	$78.99	$70.42	$54.73

Total Return[c]	43.19%	(37.98%)	(0.86%)	12.89%	28.94%	(8.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$543	$1,933	$3,722	$5,875	$7,720	$4,794
Ratios to average net assets:
Net investment income (loss)	(1.61%)	(0.34%)	(0.12%)	(0.68%)	(1.05%)	(1.41%)
Total expenses[d]	2.55%	2.52%	2.51%	2.43%	2.42%	2.40%
Net expenses[e]	2.54%	2.47%	2.50%	2.43%	2.42%	2.40%
Portfolio turnover rate	129%	617%	721%	722%	1,216%	1,506%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$56.24	$90.18	$90.82	$80.23	$61.85	$67.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	.27	.42	.35	(.37)	(.57)
Net gain (loss) on investments (realized and unrealized)	24.87	(34.02)	(.65)	10.74	18.90	(4.63)
Total from investment operations	24.59	(33.75)	(.23)	11.09	18.53	(5.20)
Less distributions from:
Net investment income	—	(.19)	(.11)	—	—	—
Net realized gains	—	—	(.30)	(.50)	(.15)	(.40)
Total distributions	—	(.19)	(.41)	(.50)	(.15)	(.40)
Net asset value, end of period	$80.83	$56.24	$90.18	$90.82	$80.23	$61.85

Total Return	43.72%	(37.52%)	(0.21%)	13.82%	29.97%	(7.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,704	$4,054	$14,017	$13,956	$20,071	$13,611
Ratios to average net assets:
Net investment income (loss)	(0.74%)	0.28%	0.49%	0.39%	(0.50%)	(0.93%)
Total expenses[d]	1.79%	1.79%	1.78%	1.66%	1.68%	1.66%
Net expenses[e]	1.78%	1.77%	1.77%	1.66%	1.68%	1.66%
Portfolio turnover rate	129%	617%	721%	722%	1,216%	1,506%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	12.6%
Guggenheim Strategy Fund II	12.5%
Total	25.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(27.50%)	(12.26%)	(10.96%)	(13.23%)
A-Class Shares with sales charge‡	(30.95%)	(16.42%)	(11.82%)	(13.65%)
C-Class Shares	(27.29%)	(12.32%)	(11.60%)	(13.88%)
C-Class Shares with CDSC§	(28.02%)	(13.19%)	(11.60%)	(13.88%)
H-Class Shares	(27.51%)	(12.25%)	(10.92%)	(13.22%)
S&P MidCap 400 Index	29.99%	(2.16%)	8.11%	10.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 25.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	16,159	$161,266
Guggenheim Strategy Fund II1	6,428	160,507
Total Mutual Funds
(Cost $319,490)		321,773

	Face Amount
REPURCHASE AGREEMENTS††,2 - 75.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	$538,972	538,972
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	224,335	224,335
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	204,145	204,145
Total Repurchase Agreements
(Cost $967,452)		967,452

Total Investments - 100.5%
(Cost $1,286,942)		$1,289,225
Other Assets & Liabilities, net - (0.5)%		(7,031)
Total Net Assets - 100.0%		$1,282,194

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	(0.20)% (1 Week USD LIBOR + 0.10%)	At Maturity	11/19/20	166	$308,082	$(205)
Barclays Bank plc	S&P MidCap 400 Index	(0.30)% (1 Week USD LIBOR + 0.20%)	At Maturity	11/17/20	468	870,216	(477)
BNP Paribas	S&P MidCap 400 Index	(0.09)% (1 Month USD LIBOR - 0.05%)	At Maturity	11/18/20	58	108,733	(4,043)
						$1,287,031	$(4,725)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$321,773	$—	$—	$321,773
Repurchase Agreements	—	967,452	—	967,452
Total Assets	$321,773	$967,452	$—	$1,289,225

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,725	$—	$4,725

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$105,850	$50,000	$—	$—	$4,657	$160,507	6,428	$1,087
Guggenheim Ultra Short Duration Fund — Institutional Class	103,595	55,000	—	—	2,671	161,266	16,159	853
	$209,445	$105,000	$—	$—	$7,328	$321,773		$1,940

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in affiliated issuers, at value (cost $319,490)	$321,773
Repurchase agreements, at value (cost $967,452)	967,452
Receivables:
Fund shares sold	2,988
Dividends	388
Interest	2
Total assets	1,292,603

Liabilities:
Unrealized depreciation on OTC swap agreements	4,725
Payable for:
Swap settlement	2,434
Management fees	905
Transfer agent and administrative fees	280
Distribution and service fees	264
Portfolio accounting fees	104
Trustees’ fees*	24
Miscellaneous	1,673
Total liabilities	10,409
Commitments and contingent liabilities (Note 12)	—
Net assets	$1,282,194

Net assets consist of:
Paid in capital	$6,765,664
Total distributable earnings (loss)	(5,483,470)
Net assets	$1,282,194

A-Class:
Net assets	$140,270
Capital shares outstanding	1,513
Net asset value per share	$92.73
Maximum offering price per share (Net asset value divided by 95.25%)	$97.35

C-Class:
Net assets	$4,987
Capital shares outstanding	61
Net asset value per share	$81.49

H-Class:
Net assets	$1,136,937
Capital shares outstanding	12,253
Net asset value per share	$92.79

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$1,940
Interest	323
Total investment income	2,263

Expenses:
Management fees	6,954
Distribution and service fees:
A-Class	190
C-Class	13
H-Class	1,738
Transfer agent and administrative fees	2,181
Registration fees	851
Portfolio accounting fees	773
Professional fees	546
Custodian fees	109
Trustees’ fees*	37
Miscellaneous	504
Total expenses	13,896
Less:
Expenses waived by Adviser	(171)
Net expenses	13,725
Net investment loss	(11,462)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(581,534)
Net realized loss	(581,534)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	7,328
Swap agreements	(25,839)
Net change in unrealized appreciation (depreciation)	(18,511)
Net realized and unrealized loss	(600,045)
Net decrease in net assets resulting from operations	$(611,507)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(11,462)	$5,436
Net realized loss on investments	(581,534)	(47,542)
Net change in unrealized appreciation (depreciation) on investments	(18,511)	25,491
Net decrease in net assets resulting from operations	(611,507)	(16,615)

Distributions to shareholders:
A-Class	—	(688)
H-Class	—	(4,900)
Total distributions to shareholders	—	(5,588)

Capital share transactions:
Proceeds from sale of shares
A-Class	184,492	79,204
C-Class	10,000	—
H-Class	5,023,243	9,983,986
Distributions reinvested
A-Class	—	688
H-Class	—	4,841
Cost of shares redeemed
A-Class	(34,210)	(170,994)
C-Class	(4,247)	(107)
H-Class	(4,833,179)	(9,229,767)
Net increase from capital share transactions	346,099	667,851
Net increase (decrease) in net assets	(265,408)	645,648

Net assets:
Beginning of period	1,547,602	901,954
End of period	$1,282,194	$1,547,602

Capital share activity:*
Shares sold
A-Class	1,349	622
C-Class	109	—
H-Class	48,899	90,347
Shares issued from reinvestment of distributions
A-Class	—	7
H-Class	—	47
Shares redeemed
A-Class	(303)	(1,380)
C-Class	(49)	(1)
H-Class	(48,270)	(85,812)
Net increase in shares	1,735	3,830

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:5 reverse share split effective August 17, 2020 (Unaudited) — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a,j]	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]	Year Ended March 31, 2016[j]
Per Share Data
Net asset value, beginning of period	$127.90	$109.10	$111.55	$124.57	$153.53	$153.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	.75	.65	(.55)	(1.40)	(1.90)
Net gain (loss) on investments (realized and unrealized)	(34.98)	18.85 [f]	(3.10)	(12.47)	(27.56)	1.61
Total from investment operations	(35.17)	19.60	(2.45)	(13.02)	(28.96)	(.29)
Less distributions from:
Net investment income	—	(.80)	—	—	—	—
Total distributions	—	(.80)	—	—	—	—
Net asset value, end of period	$92.73	$127.90	$109.10	$111.55	$124.57	$153.53

Total Return[c]	(27.50%)	18.13%	(2.20%)	(10.47%)	(18.89%)	(0.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140	$60	$133	$156	$226	$111
Ratios to average net assets:
Net investment income (loss)	(1.48%)	0.68%	0.60%	(0.49%)	(1.02%)	(1.18%)
Total expenses[d]	1.80%	1.77%	1.77%	1.68%	1.68%	1.65%
Net expenses[e]	1.78%	1.70%	1.75%	1.68%	1.68%	1.65%
Portfolio turnover rate	—	—	48%	37%	120%	199%

C-Class	Six Months Ended September 30, 2020[a,j]	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]	Year Ended March 31, 2016[j]
Per Share Data
Net asset value, beginning of period	$112.07	$97.04	$99.70	$112.28	$139.43	$140.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	— [g]	(.30)	(1.40)	(2.40)	(2.95)
Net gain (loss) on investments (realized and unrealized)	(30.26)	15.83 [f]	(2.36)	(11.18)	(24.75)	1.59
Total from investment operations	(30.58)	15.83	(2.66)	(12.58)	(27.15)	(1.36)
Less distributions from:
Net investment income	—	(.80)	—	—	—	—
Total distributions	—	(.80)	—	—	—	—
Net asset value, end of period	$81.49	$112.07	$97.04	$99.70	$112.28	$139.43

Total Return[c]	(27.29%)	16.78%	(2.71%)	(11.22%)	(19.51%)	(0.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5	$— [h]	$— [h]	$2	$36	$273
Ratios to average net assets:
Net investment income (loss)	(1.24%)	0.00%[i]	(0.33%)	(1.30%)	(1.85%)	(2.00%)
Total expenses[d]	2.40%	2.63%	2.47%	2.44%	2.42%	2.41%
Net expenses	2.40%	2.63%	2.47%	2.44%	2.42%	2.41%
Portfolio turnover rate	—	—	48%	37%	120%	199%

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a,j]	Year Ended March 31, 2020[j]	Year Ended March 31, 2019[j]	Year Ended March 29, 2018[j]	Year Ended March 31, 2017[j]	Year Ended March 31, 2016[j]
Per Share Data
Net asset value, beginning of period	$128.00	$109.20	$111.46	$124.52	$153.44	$153.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	.70	.65	(.45)	(1.55)	(2.10)
Net gain (loss) on investments (realized and unrealized)	(35.03)	18.90 [f]	(2.91)	(12.61)	(27.37)	2.02
Total from investment operations	(35.21)	19.60	(2.26)	(13.06)	(28.92)	(.08)
Less distributions from:
Net investment income	—	(.80)	—	—	—	—
Total distributions	—	(.80)	—	—	—	—
Net asset value, end of period	$92.79	$128.00	$109.20	$111.46	$124.52	$153.44

Total Return	(27.51%)	18.11%	(2.02%)	(10.48%)	(18.87%)	(0.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,137	$1,488	$769	$509	$606	$2,680
Ratios to average net assets:
Net investment income (loss)	(1.48%)	0.65%	0.61%	(0.39%)	(1.10%)	(1.32%)
Total expenses[d]	1.80%	1.78%	1.77%	1.68%	1.67%	1.65%
Net expenses[e]	1.78%	1.70%	1.75%	1.68%	1.67%	1.65%
Portfolio turnover rate	—	—	48%	37%	120%	199%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Less than $0.01 per share.
[h]	Less than $1,000 in Net Assets.
[i]	Less than 0.01%.
[j]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

RUSSELL 2000® 1.5X STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	5.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.7%
Total	11.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	46.83%	(7.41%)	7.52%	10.76%
A-Class Shares with sales charge‡	39.87%	(11.81%)	6.48%	10.23%
C-Class Shares	46.33%	(8.09%)	6.72%	9.94%
C-Class Shares with CDSC§	45.33%	(9.01%)	6.72%	9.94%
H-Class Shares	46.85%	(7.41%)	7.48%	10.74%
Russell 2000 Index	31.60%	0.39%	9.22%	11.50%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	$—
Omthera Pharmaceuticals, Inc.*	57	—
Total Consumer, Non-cyclical		—

Communications - 0.0%
Nexstar Media Group, Inc.*	85	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 11.5%
Guggenheim Strategy Fund II1	14,841	370,575
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	36,944	368,702
Total Mutual Funds
(Cost $723,781)		739,277

FEDERAL AGENCY NOTES†† - 48.1%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	1,000,000	1,003,885
2.45% due 12/04/28	700,000	702,550
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	251,013
0.32% (U.S. Prime Rate - 2.94%, Rate Floor: 0.00%) due 10/30/20[2]	100,000	100,017
Federal Home Loan Bank
0.16% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[2]	525,000	524,961
Freddie Mac
0.75% due 04/27/23	500,000	500,162
Total Federal Agency Notes
(Cost $3,077,757)		3,082,588

U.S. TREASURY BILLS†† - 11.5%
U.S. Treasury Bills
0.08% due 10/29/20[3,4]	575,000	574,959
0.07% due 10/29/20[3,4]	100,000	99,993
0.08% due 10/15/20[4,5]	59,000	58,998
Total U.S. Treasury Bills
(Cost $733,956)		733,950

REPURCHASE AGREEMENTS††,6 - 25.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	911,047	911,047
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	379,203	379,203
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	345,075	345,075
Total Repurchase Agreements
(Cost $1,635,325)		1,635,325

Total Investments - 96.6%
(Cost $6,170,819)		$6,191,140
Other Assets & Liabilities, net - 3.4%		216,629
Total Net Assets - 100.0%		$6,407,769

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	26	Dec 2020	$1,956,890	$54,343

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
RUSSELL 2000® 1.5x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	11/18/20	2,536	$3,823,804	$142,620
Goldman Sachs International	Russell 2000 Index	0.35% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	74	111,483	(152)
Barclays Bank plc	Russell 2000 Index	0.10% (1 Week USD LIBOR)	At Maturity	11/17/20	2,472	3,727,319	(6,551)
						$7,662,606	$135,917

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
RUSSELL 2000® 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	739,277	—	—		739,277
Federal Agency Notes	—	3,082,588	—		3,082,588
U.S. Treasury Bills	—	733,950	—		733,950
Repurchase Agreements	—	1,635,325	—		1,635,325
Equity Futures Contracts**	54,343	—	—		54,343
Equity Index Swap Agreements**	—	142,620	—		142,620
Total Assets	$793,620	$5,594,483	$—		$6,388,103

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,703	$—	$6,703

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$205,017	$155,000	$—	$—	$10,558	$370,575	14,841	$2,466
Guggenheim Ultra Short Duration Fund — Institutional Class	204,752	158,000	—	—	5,950	368,702	36,944	1,942
	$409,769	$313,000	$—	$—	$16,508	$739,277		$4,408

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $3,811,713)	$3,816,538
Investments in affiliated issuers, at value (cost $723,781)	739,277
Repurchase agreements, at value (cost $1,635,325)	1,635,325
Segregated cash with broker	92,097
Unrealized appreciation on OTC swap agreements	142,620
Receivables:
Interest	7,857
Swap settlement	5,005
Fund shares sold	2,050
Dividends	893
Total assets	6,441,662

Liabilities:
Unrealized depreciation on OTC swap agreements	6,703
Payable for:
Fund shares redeemed	6,353
Management fees	4,871
Registration fees	3,573
Licensing fees	2,811
Variation margin on futures contracts	2,210
Transfer agent and administrative fees	1,478
Distribution and service fees	1,394
Portfolio accounting fees	550
Trustees’ fees*	109
Miscellaneous	3,841
Total liabilities	33,893
Commitments and contingent liabilities (Note 12)	—
Net assets	$6,407,769

Net assets consist of:
Paid in capital	$4,307,890
Total distributable earnings (loss)	2,099,879
Net assets	$6,407,769

A-Class:
Net assets	$1,253,174
Capital shares outstanding	21,793
Net asset value per share	$57.50
Maximum offering price per share (Net asset value divided by 95.25%)	$60.37

C-Class:
Net assets	$30,401
Capital shares outstanding	630
Net asset value per share	$48.26

H-Class:
Net assets	$5,124,194
Capital shares outstanding	89,471
Net asset value per share	$57.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$4,408
Interest	6,599
Total investment income	11,007

Expenses:
Management fees	27,455
Distribution and service fees:
A-Class	1,529
C-Class	152
H-Class	6,060
Transfer agent and administrative fees	8,668
Registration fees	3,358
Portfolio accounting fees	3,051
Professional fees	2,274
Custodian fees	439
Trustees’ fees*	167
Miscellaneous	2,827
Total expenses	55,980
Less:
Expenses waived by Adviser	(389)
Net expenses	55,591
Net investment loss	(44,584)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,643
Swap agreements	1,938,709
Futures contracts	108,423
Net realized gain	2,048,775
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	654
Investments in affiliated issuers	16,508
Swap agreements	33,262
Futures contracts	(25,895)
Net change in unrealized appreciation (depreciation)	24,529
Net realized and unrealized gain	2,073,304
Net increase in net assets resulting from operations	$2,028,720

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(44,584)	$25,700
Net realized gain (loss) on investments	2,048,775	(99,789)
Net change in unrealized appreciation (depreciation) on investments	24,529	(79,838)
Net increase (decrease) in net assets resulting from operations	2,028,720	(153,927)

Capital share transactions:
Proceeds from sale of shares
A-Class	33,294	193,205
C-Class	11,366	11,734
H-Class	3,116,377	212,569,841
Cost of shares redeemed
A-Class	(164,572)	(674,399)
C-Class	(13,077)	(54,294)
H-Class	(2,920,478)	(216,394,438)
Net increase (decrease) from capital share transactions	62,910	(4,348,351)
Net increase (decrease) in net assets	2,091,630	(4,502,278)

Net assets:
Beginning of period	4,316,139	8,818,417
End of period	$6,407,769	$4,316,139

Capital share activity:
Shares sold
A-Class	712	3,369
C-Class	257	210
H-Class	58,446	3,198,054
Shares redeemed
A-Class	(3,115)	(11,618)
C-Class	(287)	(995)
H-Class	(54,790)	(3,217,593)
Net increase (decrease) in shares	1,223	(28,573)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$39.16	$63.62	$64.49	$55.99	$44.78	$58.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	.32	.34	.02	(.32)	(.43)
Net gain (loss) on investments (realized and unrealized)	18.72	(24.78)	(1.21)[f]	8.48	16.87	(9.03)
Total from investment operations	18.34	(24.46)	(.87)	8.50	16.55	(9.46)
Less distributions from:
Net realized gains	—	—	—	—	(5.34)	(3.81)
Total distributions	—	—	—	—	(5.34)	(3.81)
Net asset value, end of period	$57.50	$39.16	$63.62	$64.49	$55.99	$44.78

Total Return[c]	46.83%	(38.45%)	(1.35%)	15.18%	38.01%	(16.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,253	$948	$2,064	$1,400	$1,172	$497
Ratios to average net assets:
Net investment income (loss)	(1.46%)	0.50%	0.52%	0.03%	(0.62%)	(0.85%)
Total expenses[d]	1.83%	1.82%	1.80%	1.72%	1.73%	1.70%
Net expenses[e]	1.82%	1.76%	1.78%	1.72%	1.73%	1.70%
Portfolio turnover rate	—	93%	258%	580%	1,315%	971%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$32.98	$54.00	$55.14	$48.24	$39.44	$52.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(.12)	(.30)	(.40)	(.63)	(.73)
Net gain (loss) on investments (realized and unrealized)	15.77	(20.90)	(.84)[f]	7.30	14.77	(8.03)
Total from investment operations	15.28	(21.02)	(1.14)	6.90	14.14	(8.76)
Less distributions from:
Net realized gains	—	—	—	—	(5.34)	(3.81)
Total distributions	—	—	—	—	(5.34)	(3.81)
Net asset value, end of period	$48.26	$32.98	$54.00	$55.14	$48.24	$39.44

Total Return[c]	46.33%	(38.93%)	(2.07%)	14.30%	36.98%	(17.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30	$22	$78	$1,017	$1,494	$1,322
Ratios to average net assets:
Net investment income (loss)	(2.22%)	(0.22%)	(0.50%)	(0.78%)	(1.41%)	(1.62%)
Total expenses[d]	2.58%	2.57%	2.54%	2.48%	2.47%	2.45%
Net expenses[e]	2.57%	2.51%	2.53%	2.48%	2.47%	2.45%
Portfolio turnover rate	—	93%	258%	580%	1,315%	971%

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$39.00	$63.37	$64.22	$55.86	$44.75	$57.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	.09	.29	(.11)	(.51)	(.51)
Net gain (loss) on investments (realized and unrealized)	18.65	(24.46)	(1.14)[f]	8.47	16.96	(8.87)
Total from investment operations	18.27	(24.37)	(.85)	8.36	16.45	(9.38)
Less distributions from:
Net realized gains	—	—	—	—	(5.34)	(3.81)
Total distributions	—	—	—	—	(5.34)	(3.81)
Net asset value, end of period	$57.27	$39.00	$63.37	$64.22	$55.86	$44.75

Total Return	46.85%	(38.46%)	(1.32%)	14.97%	37.80%	(16.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,124	$3,347	$6,676	$7,178	$8,447	$8,049
Ratios to average net assets:
Net investment income (loss)	(1.46%)	0.14%	0.46%	(0.18%)	(0.98%)	(1.01%)
Total expenses[d]	1.83%	1.84%	1.81%	1.72%	1.73%	1.70%
Net expenses[e]	1.82%	1.80%	1.80%	1.72%	1.73%	1.70%
Portfolio turnover rate	—	93%	258%	580%	1,315%	971%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	30.55%	(1.38%)	6.18%	8.09%
A-Class Shares with sales charge‡	24.34%	(6.07%)	5.15%	7.57%
C-Class Shares	30.04%	(2.14%)	5.39%	7.25%
C-Class Shares with CDSC§	29.04%	(3.10%)	5.39%	7.25%
H-Class Shares	30.53%	(1.39%)	6.19%	8.07%
Russell 2000 Index	31.60%	0.39%	9.22%	11.50%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
RUSSELL 2000® FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	$—
Tobira Therapeutics, Inc.*	141	—
Omthera Pharmaceuticals, Inc.*	86	—
Oncternal Therapeutics, Inc.*	7	—
Total Consumer, Non-cyclical		—

Communications - 0.0%
Nexstar Media Group, Inc.*	2,530	—
Total Rights
(Cost $104)		—

	Face Amount
FEDERAL AGENCY NOTES†† - 48.9%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$4,000,000	4,016,201
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	2,000,000	2,006,531
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	1,000,000	1,003,885
Federal Home Loan Bank
0.13% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[1]	2,500,000	2,499,915
Freddie Mac
0.75% due 04/27/23	1,500,000	1,500,487
Total Federal Agency Notes
(Cost $11,000,330)		11,027,019

U.S. TREASURY BILLS†† - 14.5%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	2,100,000	2,099,849
0.07% due 10/29/20[2,3]	900,000	899,935
0.08% due 10/15/20[3,4]	269,000	268,992
Total U.S. Treasury Bills
(Cost $3,268,807)		3,268,776

REPURCHASE AGREEMENTS††,5 - 36.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	4,594,526	4,594,526
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	1,912,370	1,912,370
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	1,740,256	1,740,256
Total Repurchase Agreements
(Cost $8,247,152)		8,247,152

Total Investments - 100.0%
(Cost $22,516,393)		$22,542,947
Other Assets & Liabilities, net - 0.0%		(7,416)
Total Net Assets - 100.0%		$22,535,531

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	27	Dec 2020	$2,032,155	$64,611

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
RUSSELL 2000® FUND

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	11/18/20	974	$1,467,883	$54,749
Goldman Sachs International	Russell 2000 Index	0.35% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	894	1,348,591	(3,419)
Barclays Bank plc	Russell 2000 Index	0.10% (1 Week USD LIBOR)	At Maturity	11/17/20	11,753	17,719,994	(30,469)
						$20,536,468	$20,861

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Federal Agency Notes	—	11,027,019	—		11,027,019
U.S. Treasury Bills	—	3,268,776	—		3,268,776
Repurchase Agreements	—	8,247,152	—		8,247,152
Equity Futures Contracts**	64,611	—	—		64,611
Equity Index Swap Agreements**	—	54,749	—		54,749
Total Assets	$64,611	$22,597,696	$—		$22,662,307

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$33,888	$—	$33,888

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $14,269,241)	$14,295,795
Repurchase agreements, at value (cost $8,247,152)	8,247,152
Unrealized appreciation on OTC swap agreements	54,749
Receivables:
Fund shares sold	34,350
Interest	8,669
Swap settlement	7,554
Total assets	22,648,269

Liabilities:
Unrealized depreciation on OTC swap agreements	33,888
Payable for:
Management fees	15,505
Licensing fees	9,233
Fund shares redeemed	6,837
Distribution and service fees	6,321
Transfer agent and administrative fees	5,560
Portfolio accounting fees	3,101
Variation margin on futures contracts	3,021
Trustees’ fees*	427
Miscellaneous	28,845
Total liabilities	112,738
Commitments and contingent liabilities (Note 12)	—
Net assets	$22,535,531

Net assets consist of:
Paid in capital	$25,924,792
Total distributable earnings (loss)	(3,389,261)
Net assets	$22,535,531

A-Class:
Net assets	$7,805,387
Capital shares outstanding	185,467
Net asset value per share	$42.09
Maximum offering price per share (Net asset value divided by 95.25%)	$44.19

C-Class:
Net assets	$1,781,458
Capital shares outstanding	48,065
Net asset value per share	$37.06

H-Class:
Net assets	$12,948,686
Capital shares outstanding	308,366
Net asset value per share	$41.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Interest	$15,032
Total investment income	15,032

Expenses:
Management fees	83,023
Distribution and service fees:
A-Class	9,374
C-Class	9,206
H-Class	16,001
Transfer agent and administrative fees	31,726
Portfolio accounting fees	16,603
Registration fees	12,184
Professional fees	8,066
Custodian fees	1,640
Trustees’ fees*	537
Miscellaneous	10,410
Total expenses	198,770
Net investment loss	(183,738)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	67
Swap agreements	4,715,939
Futures contracts	319,006
Net realized gain	5,035,012
Net change in unrealized appreciation (depreciation) on:
Investments	34,145
Swap agreements	(386,867)
Futures contracts	(99,465)
Net change in unrealized appreciation (depreciation)	(452,187)
Net realized and unrealized gain	4,582,825
Net increase in net assets resulting from operations	$4,399,087

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(183,738)	$(17,866)
Net realized gain (loss) on investments	5,035,012	(4,222,937)
Net change in unrealized appreciation (depreciation) on investments	(452,187)	(3,894,018)
Net increase (decrease) in net assets resulting from operations	4,399,087	(8,134,821)

Distributions to shareholders:
A-Class	—	(245,858)
C-Class	—	(43,126)
H-Class	—	(276,721)
Total distributions to shareholders	—	(565,705)

Capital share transactions:
Proceeds from sale of shares
A-Class	915,599	3,057,098
C-Class	566,543	815,695
H-Class	32,801,353	178,802,664
Distributions reinvested
A-Class	—	241,990
C-Class	—	36,271
H-Class	—	274,144
Cost of shares redeemed
A-Class	(5,384,381)	(7,262,452)
C-Class	(844,597)	(1,845,375)
H-Class	(28,951,679)	(187,602,791)
Net decrease from capital share transactions	(897,162)	(13,482,756)
Net increase (decrease) in net assets	3,501,925	(22,183,282)

Net assets:
Beginning of period	19,033,606	41,216,888
End of period	$22,535,531	$19,033,606

Capital share activity:
Shares sold
A-Class	23,088	73,128
C-Class	17,089	21,433
H-Class	806,867	4,120,156
Shares issued from reinvestment of distributions
A-Class	—	5,216
C-Class	—	883
H-Class	—	5,922
Shares redeemed
A-Class	(169,851)	(169,984)
C-Class	(24,813)	(50,018)
H-Class	(707,717)	(4,360,424)
Net decrease in shares	(55,337)	(353,688)

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$32.24	$43.81	$43.67	$41.61	$33.56	$38.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	— [c]	(.05)	(.17)	(.21)	(.29)
Net gain (loss) on investments (realized and unrealized)	10.17	(10.89)	.19 [e]	4.34	8.26	(4.12)
Total from investment operations	9.85	(10.89)	.14	4.17	8.05	(4.41)
Less distributions from:
Net investment income	—	(.01)	—	—	—	—
Net realized gains	—	(.67)	—	(2.11)	—	(.91)
Total distributions	—	(.68)	—	(2.11)	—	(.91)
Net asset value, end of period	$42.09	$32.24	$43.81	$43.67	$41.61	$33.56

Total Return[d]	30.55%	(25.32%)	0.32%	10.03%	23.96%	(11.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,805	$10,712	$18,569	$17,163	$14,650	$11,993
Ratios to average net assets:
Net investment income (loss)	(1.60%)	—	(0.11%)	(0.40%)	(0.54%)	(0.83%)
Total expenses	1.73%	1.73%	1.71%	1.63%	1.62%	1.59%
Portfolio turnover rate	—	35%	112%	167%	203%	442%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$28.50	$39.09	$39.26	$37.87	$30.78	$36.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.29)	(.37)	(.45)	(.44)	(.51)
Net gain (loss) on investments (realized and unrealized)	8.97	(9.62)	.20 [e]	3.95	7.53	(3.80)
Total from investment operations	8.56	(9.91)	(.17)	3.50	7.09	(4.31)
Less distributions from:
Net investment income	—	(.01)	—	—	—	—
Net realized gains	—	(.67)	—	(2.11)	—	(.91)
Total distributions	—	(.68)	—	(2.11)	—	(.91)
Net asset value, end of period	$37.06	$28.50	$39.09	$39.26	$37.87	$30.78

Total Return[d]	30.04%	(25.88%)	(0.43%)	9.21%	23.03%	(12.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,781	$1,590	$3,264	$5,277	$5,841	$2,760
Ratios to average net assets:
Net investment income (loss)	(2.36%)	(0.74%)	(0.91%)	(1.16%)	(1.27%)	(1.56%)
Total expenses	2.49%	2.48%	2.46%	2.38%	2.38%	2.35%
Portfolio turnover rate	—	35%	112%	167%	203%	442%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$32.17	$43.70	$43.57	$41.51	$33.48	$38.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	.01	(.06)	(.19)	(.21)	(.35)
Net gain (loss) on investments (realized and unrealized)	10.14	(10.86)	.19 [e]	4.36	8.24	(4.05)
Total from investment operations	9.82	(10.85)	.13	4.17	8.03	(4.40)
Less distributions from:
Net investment income	—	(.01)	—	—	—	—
Net realized gains	—	(.67)	—	(2.11)	—	(.91)
Total distributions	—	(.68)	—	(2.11)	—	(.91)
Net asset value, end of period	$41.99	$32.17	$43.70	$43.57	$41.51	$33.48

Total Return	30.53%	(25.30%)	0.30%	10.03%	23.95%	(11.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,949	$6,731	$19,384	$24,713	$29,466	$46,251
Ratios to average net assets:
Net investment income (loss)	(1.59%)	0.01%	(0.14%)	(0.43%)	(0.54%)	(0.97%)
Total expenses	1.73%	1.73%	1.71%	1.63%	1.63%	1.60%
Portfolio turnover rate	—	35%	112%	167%	203%	442%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

The amount shown for a share outstanding throughout the periods does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.8%
Total	15.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(29.34%)	(16.16%)	(11.89%)	(13.87%)
A-Class Shares with sales charge‡	(32.69%)	(20.14%)	(12.74%)	(14.29%)
C-Class Shares	(29.63%)	(16.77%)	(12.55%)	(14.51%)
C-Class Shares with CDSC§	(30.33%)	(17.60%)	(12.55%)	(14.51%)
H-Class Shares	(29.35%)	(16.13%)	(11.86%)	(13.85%)
Russell 2000 Index	31.60%	0.39%	9.22%	11.50%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 15.7%
Guggenheim Strategy Fund II1	59,132	$1,476,534
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	147,551	1,472,561
Total Mutual Funds
(Cost $2,911,333)		2,949,095

	Face Amount
FEDERAL AGENCY NOTES†† - 32.4%
Federal Home Loan Bank
2.63% due 10/01/20	$2,500,000	2,500,000
0.13% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	2,200,000	2,199,926
0.10% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	265,000	264,990
Freddie Mac
0.75% due 04/27/23	1,000,000	1,000,324
Federal Farm Credit Bank
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,503
Total Federal Agency Notes
(Cost $6,086,106)		6,085,743

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.08% due 10/29/20[3,4]	100,000	99,993
Total U.S. Treasury Bills
(Cost $99,994)		99,993

REPURCHASE AGREEMENTS††,5 - 37.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	3,882,751	3,882,751
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	1,616,109	1,616,109
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	1,470,659	1,470,659
Total Repurchase Agreements
(Cost $6,969,519)		6,969,519

Total Investments - 85.7%
(Cost $16,066,952)		$16,104,350
Other Assets & Liabilities, net - 14.3%		2,694,076
Total Net Assets - 100.0%		$18,798,426

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	56	Dec 2020	$4,214,840	$39,747

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(0.05)% (1 Week USD LIBOR - 0.05%)	At Maturity	11/19/20	9,129	$13,763,043	$20,039
Barclays Bank plc	Russell 2000 Index	0.40% (1 Week USD LIBOR - 0.50%)	At Maturity	11/17/20	325	489,282	860
BNP Paribas	Russell 2000 Index	0.26% (1 Month USD LIBOR - 0.40%)	At Maturity	11/18/20	217	326,834	(12,191)
						$14,579,159	$8,708

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
INVERSE RUSSELL 2000® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,949,095	$—	$—	$2,949,095
Federal Agency Notes	—	6,085,743	—	6,085,743
U.S. Treasury Bills	—	99,993	—	99,993
Repurchase Agreements	—	6,969,519	—	6,969,519
Equity Futures Contracts**	39,747	—	—	39,747
Equity Index Swap Agreements**	—	20,899	—	20,899
Total Assets	$2,988,842	$13,176,154	$—	$16,164,996

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$12,191	$—	$12,191

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE RUSSELL 2000® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$826,823	$600,000	$—	$—	$49,711	$1,476,534	59,132	$11,303
Guggenheim Ultra Short Duration Fund — Institutional Class	1,068,939	375,000	—	—	28,622	1,472,561	147,551	8,966
	$1,895,762	$975,000	$—	$—	$78,333	$2,949,095		$20,269

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $6,186,100)	$6,185,736
Investments in affiliated issuers, at value (cost $2,911,333)	2,949,095
Repurchase agreements, at value (cost $6,969,519)	6,969,519
Segregated cash with broker	335,810
Unrealized appreciation on OTC swap agreements	20,899
Receivables:
Fund shares sold	2,505,000
Interest	36,816
Variation margin on futures contracts	4,034
Dividends	3,560
Total assets	19,010,469

Liabilities:
Unrealized depreciation on OTC swap agreements	12,191
Payable for:
Fund shares redeemed	139,652
Management fees	12,028
Swap settlement	9,998
Transfer agent and administrative fees	3,684
Distribution and service fees	3,478
Portfolio accounting fees	1,370
Trustees’ fees*	341
Miscellaneous	29,301
Total liabilities	212,043
Commitments and contingent liabilities (Note 12)	—
Net assets	$18,798,426

Net assets consist of:
Paid in capital	$55,068,180
Total distributable earnings (loss)	(36,269,754)
Net assets	$18,798,426

A-Class:
Net assets	$497,446
Capital shares outstanding	5,837
Net asset value per share	$85.22
Maximum offering price per share (Net asset value divided by 95.25%)	$89.47

C-Class:
Net assets	$93,099
Capital shares outstanding	1,239
Net asset value per share	$75.11

H-Class:
Net assets	$18,207,881
Capital shares outstanding	212,834
Net asset value per share	$85.55

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$20,269
Interest	16,124
Total investment income	36,393

Expenses:
Management fees	89,020
Distribution and service fees:
A-Class	628
C-Class	392
H-Class	24,002
Transfer agent and administrative fees	28,210
Registration fees	10,888
Portfolio accounting fees	9,893
Professional fees	7,364
Custodian fees	1,448
Trustees’ fees*	470
Miscellaneous	10,846
Total expenses	183,161
Less:
Expenses waived by Adviser	(1,781)
Net expenses	181,380
Net investment loss	(144,987)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,063
Swap agreements	(7,894,445)
Futures contracts	(350,588)
Net realized loss	(8,243,970)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(7,924)
Investments in affiliated issuers	78,333
Swap agreements	(435,581)
Futures contracts	39,747
Net change in unrealized appreciation (depreciation)	(325,425)
Net realized and unrealized loss	(8,569,395)
Net decrease in net assets resulting from operations	$(8,714,382)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(144,987)	$6,140
Net realized loss on investments	(8,243,970)	(1,841,497)
Net change in unrealized appreciation (depreciation) on investments	(325,425)	532,960
Net decrease in net assets resulting from operations	(8,714,382)	(1,302,397)

Distributions to shareholders:
A-Class	—	(1,975)
C-Class	—	(2,914)
H-Class	—	(47,851)
Total distributions to shareholders	—	(52,740)

Capital share transactions:
Proceeds from sale of shares
A-Class	894,936	504,699
C-Class	59,859	42,769
H-Class	62,913,972	83,248,259
Distributions reinvested
A-Class	—	1,705
C-Class	—	2,557
H-Class	—	47,493
Cost of shares redeemed
A-Class	(446,078)	(1,102,154)
C-Class	(32,923)	(512,240)
H-Class	(58,591,058)	(68,762,044)
Net increase from capital share transactions	4,798,708	13,471,044
Net increase (decrease) in net assets	(3,915,674)	12,115,907

Net assets:
Beginning of period	22,714,100	10,598,193
End of period	$18,798,426	$22,714,100

Capital share activity:*
Shares sold
A-Class	8,611	4,925
C-Class	759	408
H-Class	636,342	755,791
Shares issued from reinvestment of distributions
A-Class	—	18
C-Class	—	31
H-Class	—	500
Shares redeemed
A-Class	(4,486)	(10,540)
C-Class	(397)	(4,610)
H-Class	(608,616)	(662,873)
Net increase in shares	32,213	83,650

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:5 reverse share split effective August 17, 2020 (Unaudited) — See Note 11.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a,f]	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$120.61	$102.08	$104.50	$118.12	$153.78	$146.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	.50	.70	(.90)	(1.55)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(35.22)	18.73 [g]	(3.12)	(12.72)	(34.11)	9.65
Total from investment operations	(35.39)	19.23	(2.42)	(13.62)	(35.66)	7.70
Less distributions from:
Net investment income	—	(.70)	—	—	—	—
Total distributions	—	(.70)	—	—	—	—
Net asset value, end of period	$85.22	$120.61	$102.08	$104.50	$118.12	$153.78

Total Return[c]	(29.34%)	19.00%	(2.30%)	(11.52%)	(23.21%)	5.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$497	$207	$746	$262	$8,645	$2,795
Ratios to average net assets:
Net investment income (loss)	(1.44%)	0.51%	0.65%	(0.76%)	(1.11%)	(1.23%)
Total expenses[d]	1.83%	1.82%	1.83%	1.74%	1.71%	1.70%
Net expenses[e]	1.81%	1.78%	1.81%	1.74%	1.71%	1.70%
Portfolio turnover rate	—	7%	40%	—	58%	584%

C-Class	Six Months Ended September 30, 2020[a,f]	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$106.73	$91.07	$93.97	$107.05	$140.35	$134.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.30)	(.25)	(1.25)	(2.25)	(2.90)
Net gain (loss) on investments (realized and unrealized)	(31.38)	16.66 [g]	(2.65)	(11.83)	(31.05)	8.93
Total from investment operations	(31.62)	16.36	(2.90)	(13.08)	(33.30)	6.03
Less distributions from:
Net investment income	—	(.70)	—	—	—	—
Total distributions	—	(.70)	—	—	—	—
Net asset value, end of period	$75.11	$106.73	$91.07	$93.97	$107.05	$140.35

Total Return[c]	(29.63%)	18.22%	(3.09%)	(12.24%)	(23.73%)	4.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93	$94	$460	$607	$1,028	$1,729
Ratios to average net assets:
Net investment income (loss)	(2.21%)	(0.34%)	(0.26%)	(1.22%)	1.83%	(2.08%)
Total expenses[d]	2.59%	2.57%	2.56%	2.48%	2.47%	2.45%
Net expenses[e]	2.57%	2.53%	2.55%	2.48%	2.47%	2.45%
Portfolio turnover rate	—	7%	40%	—	58%	584%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a,f]	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$121.09	$102.43	$104.78	$118.47	$154.15	$146.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	.10	.55	(.45)	(1.60)	(2.05)
Net gain (loss) on investments (realized and unrealized)	(35.37)	19.26 [g]	(2.90)	(13.24)	(34.08)	9.72
Total from investment operations	(35.54)	19.36	(2.35)	(13.69)	(35.68)	7.67
Less distributions from:
Net investment income	—	(.70)	—	—	—	—
Total distributions	—	(.70)	—	—	—	—
Net asset value, end of period	$85.55	$121.09	$102.43	$104.78	$118.47	$154.15

Total Return	(29.35%)	19.08%	(2.24%)	(11.52%)	(23.16%)	5.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,208	$22,414	$9,392	$3,543	$5,777	$36,713
Ratios to average net assets:
Net investment income (loss)	(1.46%)	0.07%	0.53%	(0.39%)	(1.14%)	(1.28%)
Total expenses[d]	1.85%	1.82%	1.82%	1.72%	1.72%	1.70%
Net expenses[e]	1.83%	1.79%	1.81%	1.72%	1.72%	1.70%
Portfolio turnover rate	—	7%	40%	—	58%	584%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

DOW JONES INDUSTRIAL AVERAGE® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Dow Jones Industrial Average® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 1, 2015
C-Class	December 1, 2015
H-Class	December 1, 2015

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	10.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
UnitedHealth Group, Inc.	5.4%
Home Depot, Inc.	4.8%
Amgen, Inc.	4.4%
salesforce.com, Inc.	4.3%
McDonald’s Corp.	3.8%
Microsoft Corp.	3.6%
Goldman Sachs Group, Inc.	3.5%
Visa, Inc. — Class A	3.5%
Top Ten Total	50.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	Since Inception (12/01/15)
A-Class Shares	27.40%	3.46%	10.29%
A-Class Shares with sales charge‡	21.35%	(1.46%)	9.19%
C-Class Shares	26.96%	2.70%	9.47%
C-Class Shares with CDSC§	25.96%	1.72%	9.47%
H-Class Shares	27.44%	3.47%	10.31%
Dow Jones Industrial Average Index	28.25%	5.70%	12.21%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 73.0%

Consumer, Non-cyclical - 17.0%
UnitedHealth Group, Inc.	2,924	$911,615
Amgen, Inc.	2,924	743,164
Johnson & Johnson	2,924	435,325
Procter & Gamble Co.	2,924	406,407
Merck & Company, Inc.	2,924	242,546
Coca-Cola Co.	2,924	144,358
Total Consumer, Non-cyclical		2,883,415

Consumer, Cyclical - 13.8%
Home Depot, Inc.	2,924	812,024
McDonald’s Corp.	2,924	641,789
Walmart, Inc.	2,924	409,097
NIKE, Inc. — Class B	2,924	367,079
Walgreens Boots Alliance, Inc.	2,924	105,030
Total Consumer, Cyclical		2,335,019

Technology - 13.0%
salesforce.com, Inc.*	2,924	734,860
Microsoft Corp.	2,924	615,005
International Business Machines Corp.	2,924	355,763
Apple, Inc.	2,924	338,628
Intel Corp.	2,924	151,405
Total Technology		2,195,661

Financial - 12.2%
Goldman Sachs Group, Inc.	2,924	587,636
Visa, Inc. — Class A	2,924	584,712
Travelers Companies, Inc.	2,924	316,347
American Express Co.	2,924	293,131
JPMorgan Chase & Co.	2,924	281,494
Total Financial		2,063,320

Industrial - 11.1%
Boeing Co.	2,924	483,220
Honeywell International, Inc.	2,924	481,320
3M Co.	2,924	468,366
Caterpillar, Inc.	2,924	436,115
Total Industrial		1,869,021

Communications - 3.9%
Walt Disney Co.	2,924	362,810
Verizon Communications, Inc.	2,924	173,949
Cisco Systems, Inc.	2,924	115,176
Total Communications		651,935

Energy - 1.2%
Chevron Corp.	2,924	210,528

Basic Materials - 0.8%
Dow, Inc.	2,924	137,574

Total Common Stocks
(Cost $9,219,909)		12,346,473

MUTUAL FUNDS† - 17.5%
Guggenheim Strategy Fund II1	73,498	1,835,234
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	112,709	1,124,834
Total Mutual Funds
(Cost $2,940,394)		2,960,068

	Face Amount
U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	$250,000	249,982
0.08% due 10/15/20[3,4]	172,000	171,995
Total U.S. Treasury Bills
(Cost $421,978)		421,977

REPURCHASE AGREEMENTS††,5 - 5.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	537,601	537,601
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	223,765	223,765
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	203,626	203,626
Total Repurchase Agreements
(Cost $964,992)		964,992

Total Investments - 98.7%
(Cost $13,547,273)		$16,693,510
Other Assets & Liabilities, net - 1.3%		227,891
Total Net Assets - 100.0%		$16,921,401

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
DOW JONES INDUSTRIAL AVERAGE® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	15	Dec 2020	$2,073,225	$4,786

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.64% (1 Month USD LIBOR + 0.50%)	At Maturity	11/18/20	43	$1,198,994	$32,318
Barclays Bank plc	Dow Jones Industrial Average Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	51	1,407,816	10,009
						$2,606,810	$42,327

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[5]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,346,473	$—	$—	$12,346,473
Mutual Funds	2,960,068	—	—	2,960,068
U.S. Treasury Bills	—	421,977	—	421,977
Repurchase Agreements	—	964,992	—	964,992
Equity Futures Contracts**	4,786	—	—	4,786
Equity Index Swap Agreements**	—	42,327	—	42,327
Total Assets	$15,311,327	$1,429,296	$—	$16,740,623

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,767,616	$—	$—	$—	$67,618	$1,835,234	73,498	$14,539
Guggenheim Ultra Short Duration Fund — Institutional Class	1,493,141	—	(399,999)	401	31,291	1,124,834	112,709	9,405
	$3,260,757	$—	$(399,999)	$401	$98,909	$2,960,068		$23,944

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $9,641,887)	$12,768,450
Investments in affiliated issuers, at value (cost $2,940,394)	2,960,068
Repurchase agreements, at value (cost $964,992)	964,992
Segregated cash with broker	60,024
Unrealized appreciation on OTC swap agreements	42,327
Receivables:
Fund shares sold	173,034
Variation margin on futures contracts	17,625
Dividends	8,669
Total assets	16,995,189

Liabilities:
Payable for:
Management fees	13,163
Registration fees	11,667
Licensing fees	10,588
Fund shares redeemed	8,888
Distribution and service fees	5,817
Transfer agent and administrative fees	4,826
Portfolio accounting fees	1,795
Trustees’ fees*	416
Swap settlement	135
Miscellaneous	16,493
Total liabilities	73,788
Commitments and contingent liabilities (Note 12)	—
Net assets	$16,921,401

Net assets consist of:
Paid in capital	$12,977,951
Total distributable earnings (loss)	3,943,450
Net assets	$16,921,401

A-Class:
Net assets	$2,847,143
Capital shares outstanding	38,980
Net asset value per share	$73.04
Maximum offering price per share (Net asset value divided by 95.25%)	$76.68

C-Class:
Net assets	$2,163,024
Capital shares outstanding	30,770
Net asset value per share	$70.30

H-Class:
Net assets	$11,911,234
Capital shares outstanding	162,952
Net asset value per share	$73.10

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers–	$190,203
Dividends from securities of affiliated issuers	23,944
Interest	1,494
Total investment income	215,641

Expenses:
Management fees	92,205
Distribution and service fees:
A-Class	4,005
C-Class	10,060
H-Class	24,215
Transfer agent and administrative fees	34,874
Registration fees	13,532
Portfolio accounting fees	12,296
Licensing fees	12,260
Professional fees	8,712
Custodian fees	1,769
Trustees’ fees*	591
Miscellaneous	6,730
Total expenses	221,249
Less:
Expenses waived by Adviser	(1,876)
Net expenses	219,373
Net investment loss	(3,732)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,537,441
Investments in affiliated issuers	401
Swap agreements	690,303
Futures contracts	578,246
Net realized gain	2,806,391
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,285,543
Investments in affiliated issuers	98,909
Swap agreements	309,642
Futures contracts	(172,271)
Net change in unrealized appreciation (depreciation)	2,521,823
Net realized and unrealized gain	5,328,214
Net increase in net assets resulting from operations	$5,324,482

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,732)	$201,192
Net realized gain on investments	2,806,391	5,067,156
Net change in unrealized appreciation (depreciation) on investments	2,521,823	(7,146,849)
Net increase (decrease) in net assets resulting from operations	5,324,482	(1,878,501)

Distributions to shareholders:
A-Class	—	(159,709)
C-Class	—	(98,345)
H-Class	—	(892,516)
Total distributions to shareholders	—	(1,150,570)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,746,602	16,273,565
C-Class	393,024	2,489,125
H-Class	38,692,685	141,553,466
Distributions reinvested
A-Class	—	127,980
C-Class	—	93,396
H-Class	—	889,793
Cost of shares redeemed
A-Class	(8,327,202)	(32,450,685)
C-Class	(310,446)	(2,248,063)
H-Class	(55,217,298)	(156,450,347)
Net decrease from capital share transactions	(17,022,635)	(29,721,770)
Net decrease in net assets	(11,698,153)	(32,750,841)

Net assets:
Beginning of period	28,619,554	61,370,395
End of period	$16,921,401	$28,619,554

Capital share activity:
Shares sold
A-Class	112,377	272,947
C-Class	5,942	35,697
H-Class	578,358	2,026,607
Shares issued from reinvestment of distributions
A-Class	—	1,746
C-Class	—	1,316
H-Class	—	12,134
Shares redeemed
A-Class	(119,651)	(498,107)
C-Class	(4,726)	(32,647)
H-Class	(839,579)	(2,189,993)
Net decrease in shares	(267,279)	(370,300)

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$57.33	$70.54	$66.00	$58.25	$49.60	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	.47	.55	.34	.23	(.03)
Net gain (loss) on investments (realized and unrealized)	15.72	(10.67)	4.78	9.91	8.73	(.37)
Total from investment operations	15.71	(10.20)	5.33	10.25	8.96	(.40)
Less distributions from:
Net investment income	—	(.31)	(.64)	(.35)	(.02)	—
Net realized gains	—	(2.70)	(.15)	(2.15)	(.29)	—
Total distributions	—	(3.01)	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$73.04	$57.33	$70.54	$66.00	$58.25	$49.60

Total Return[d]	27.40%	(15.38%)	8.15%	17.55%	18.10%	(0.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,847	$2,652	$19,022	$20,953	$19,523	$44,351
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.65%	0.80%	0.54%	0.44%	(0.21%)
Total expenses[e]	1.73%	1.66%	1.61%	1.56%	1.56%	1.55%
Net expenses[f]	1.72%	1.64%	1.61%	1.56%	1.56%	1.55%
Portfolio turnover rate	70%	186%	465%	168%	668%	98%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$55.37	$68.74	$64.81	$57.66	$49.47	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.23)	(.02)	.03	(.09)	(.11)	(.07)
Net gain (loss) on investments (realized and unrealized)	15.16	(10.34)	4.69	9.74	8.61	(.46)
Total from investment operations	14.93	(10.36)	4.72	9.65	8.50	(.53)
Less distributions from:
Net investment income	—	(.31)	(.64)	(.35)	(.02)	—
Net realized gains	—	(2.70)	(.15)	(2.15)	(.29)	—
Total distributions	—	(3.01)	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$70.30	$55.37	$68.74	$64.81	$57.66	$49.47

Total Return[d]	26.96%	(16.03%)	7.37%	16.66%	17.21%	(1.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,163	$1,637	$1,731	$3,294	$2,144	$732
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.03%)	0.04%	(0.14%)	(0.21%)	(0.43%)
Total expenses[e]	2.48%	2.42%	2.36%	2.30%	2.32%	2.30%
Net expenses[f]	2.47%	2.40%	2.36%	2.36%	2.32%	2.30%
Portfolio turnover rate	70%	186%	465%	168%	668%	98%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$57.36	$70.59	$66.04	$58.28	$49.59	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	.51	.55	.39	.28	(.03)
Net gain (loss) on investments (realized and unrealized)	15.73	(10.73)	4.79	9.87	8.72	(.38)
Total from investment operations	15.74	(10.22)	5.34	10.26	9.00	(.41)
Less distributions from:
Net investment income	—	(.31)	(.64)	(.35)	(.02)	—
Net realized gains	—	(2.70)	(.15)	(2.15)	(.29)	—
Total distributions	—	(3.01)	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$73.10	$57.36	$70.59	$66.04	$58.28	$49.59

Total Return	27.44%	(15.40%)	8.16%	17.54%	18.20%	(0.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,911	$24,331	$40,617	$68,766	$42,495	$18,923
Ratios to average net assets:
Net investment income (loss)	0.04%	0.70%	0.80%	0.61%	0.52%	(0.17%)
Total expenses[e]	1.74%	1.66%	1.62%	1.55%	1.57%	1.55%
Net expenses[f]	1.72%	1.64%	1.62%	1.55%	1.57%	1.55%
Portfolio turnover rate	70%	186%	465%	168%	668%	98%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 3, 1994
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bonds	81.8%
Guggenheim Strategy Fund II	7.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Total	96.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(2.19%)	19.82%	9.01%	8.51%
A-Class Shares	(2.28%)	19.56%	8.78%	8.31%
A-Class Shares with sales charge‡	(6.93%)	13.88%	7.72%	7.78%
C-Class Shares	(2.66%)	18.66%	7.97%	7.47%
C-Class Shares with CDSC§	(3.63%)	17.66%	7.97%	7.47%
Bloomberg Barclays U.S. Long Treasury Index	0.36%	16.34%	8.21%	7.21%
Price Movement of Long Treasury Bond**	(2.46%)	14.87%	5.90%	4.19%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(2.31%)	19.54%	8.78%	9.51%
Bloomberg Barclays U.S. Long Treasury Index	0.36%	16.34%	8.21%	8.71%
Price Movement of Long Treasury Bond**	(2.46%)	14.87%	5.90%	6.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Long Treasury Index and the Price Movement of Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 14.8%
Guggenheim Strategy Fund II1	216,861	$5,415,016
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	487,742	4,867,661
Total Mutual Funds
(Cost $10,229,012)		10,282,677

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 81.8%
U.S. Treasury Bonds
1.38% due 08/15/50	$57,900,000	56,660,578
Total U.S. Government Securities
(Cost $57,016,844)		56,660,578

U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	1,237,000	1,236,963
Total U.S. Treasury Bills
(Cost $1,236,959)		1,236,963

REPURCHASE AGREEMENTS††,4 - 5.0%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	1,931,148	1,931,148
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	803,798	803,798
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	731,456	731,456
Total Repurchase Agreements
(Cost $3,466,402)		3,466,402

Total Investments - 103.4%
(Cost $71,949,217)		$71,646,620
Other Assets & Liabilities, net - (3.4)%		(2,380,410)
Total Net Assets - 100.0%		$69,266,210

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	149	Dec 2020	$32,994,188	$(25,933)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,282,677	$—	$—	$10,282,677
U.S. Government Securities	—	56,660,578	—	56,660,578
U.S. Treasury Bills	—	1,236,963	—	1,236,963
Repurchase Agreements	—	3,466,402	—	3,466,402
Total Assets	$10,282,677	$61,363,943	$—	$71,646,620

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$25,933	$—	$—	$25,933

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,417,042	$—	$(5,300,000)	$(79,432)	$377,406	$5,415,016	216,861	$57,053
Guggenheim Ultra Short Duration Fund — Institutional Class	10,511,293	200,000	(6,000,000)	(73,106)	229,474	4,867,661	487,742	40,622
	$20,928,335	$200,000	$(11,300,000)	$(152,538)	$606,880	$10,282,677		$97,675

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $58,253,803)	$57,897,541
Investments in affiliated issuers, at value (cost $10,229,012)	10,282,677
Repurchase agreements, at value (cost $3,466,402)	3,466,402
Segregated cash with broker	829,222
Receivables:
Securities sold	34,348,641
Fund shares sold	3,525,169
Interest	224,488
Dividends	12,429
Total assets	110,586,569

Liabilities:
Payable for:
Fund shares redeemed	40,540,795
Variation margin on futures contracts	496,670
Management fees	32,122
Transfer agent and administrative fees	14,505
Distribution and service fees	12,153
Portfolio accounting fees	6,625
Trustees’ fees*	2,302
Distributions to shareholders	50
Miscellaneous	215,137
Total liabilities	41,320,359
Commitments and contingent liabilities (Note 12)	—
Net assets	$69,266,210

Net assets consist of:
Paid in capital	$53,709,393
Total distributable earnings (loss)	15,556,817
Net assets	$69,266,210

Investor Class:
Net assets	$26,288,753
Capital shares outstanding	363,132
Net asset value per share	$72.39

A-Class:
Net assets	$3,215,076
Capital shares outstanding	44,051
Net asset value per share	$72.99
Maximum offering price per share (Net asset value divided by 95.25%)	$76.63

C-Class:
Net assets	$789,902
Capital shares outstanding	10,944
Net asset value per share	$72.18

H-Class:
Net assets	$38,972,479
Capital shares outstanding	533,707
Net asset value per share	$73.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$97,675
Interest	532,254
Total investment income	629,929

Expenses:
Management fees	236,296
Distribution and service fees:
A-Class	3,335
C-Class	3,310
H-Class	65,582
Transfer agent and administrative fees	116,134
Registration fees	52,019
Portfolio accounting fees	47,268
Professional fees	39,576
Custodian fees	7,666
Trustees’ fees*	2,366
Miscellaneous	18,354
Total expenses	591,906
Less:
Expenses waived by Adviser	(7,893)
Net expenses	584,013
Net investment income	45,916

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,992,942
Investments in affiliated issuers	(152,538)
Futures contracts	5,987,742
Net realized gain	10,828,146
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,840,754)
Investments in affiliated issuers	606,880
Futures contracts	(7,500,398)
Net change in unrealized appreciation (depreciation)	(18,734,272)
Net realized and unrealized loss	(7,906,126)
Net decrease in net assets resulting from operations	$(7,860,210)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$45,916	$1,630,386
Net realized gain on investments	10,828,146	42,346,916
Net change in unrealized appreciation (depreciation) on investments	(18,734,272)	11,247,858
Net increase (decrease) in net assets resulting from operations	(7,860,210)	55,225,160

Distributions to shareholders:
Investor Class	(48,558)	(2,108,783)
A-Class	(281)	(435,810)
C-Class	—	(21,938)
H-Class	(2,195)	(1,738,251)
Total distributions to shareholders	(51,034)	(4,304,782)

Capital share transactions:
Proceeds from sale of shares
Investor Class	598,495,908	962,124,357
A-Class	1,681,019	4,581,047
C-Class	1,214,773	7,550,985
H-Class	588,004,099	790,950,225
Distributions reinvested
Investor Class	44,737	1,970,914
A-Class	240	423,677
C-Class	—	20,877
H-Class	2,192	1,736,665
Cost of shares redeemed
Investor Class	(604,614,748)	(1,014,887,608)
A-Class	(1,157,507)	(32,933,999)
C-Class	(1,651,366)	(7,268,837)
H-Class	(624,854,807)	(779,922,941)
Net decrease from capital share transactions	(42,835,460)	(65,654,638)
Net decrease in net assets	(50,746,704)	(14,734,260)

Net assets:
Beginning of period	120,012,914	134,747,174
End of period	$69,266,210	$120,012,914

Capital share activity:
Shares sold
Investor Class	7,983,042	16,000,438
A-Class	22,473	74,378
C-Class	16,458	126,059
H-Class	7,893,366	13,427,183
Shares issued from reinvestment of distributions
Investor Class	605	33,535
A-Class	3	7,261
C-Class	—	359
H-Class	29	29,371
Shares redeemed
Investor Class	(8,132,155)	(16,783,183)
A-Class	(15,577)	(503,938)
C-Class	(22,354)	(120,980)
H-Class	(8,404,041)	(13,202,385)
Net decrease in shares	(658,151)	(911,902)

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$74.11	$53.22	$51.21	$50.49	$58.12	$59.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.77	.96	.80	.70	.76
Net gain (loss) on investments (realized and unrealized)	(1.71)	22.86	2.00	.72	(5.50)	(.67)
Total from investment operations	(1.62)	23.63	2.96	1.52	(4.80)	.09
Less distributions from:
Net investment income	(.10)	(.77)	(.95)	(.80)	(.72)	(1.09)
Net realized gains	—	(1.97)	—	—	(2.11)	—
Total distributions	(.10)	(2.74)	(.95)	(.80)	(2.83)	(1.09)
Net asset value, end of period	$72.39	$74.11	$53.22	$51.21	$50.49	$58.12

Total Return	(2.19%)	45.84%	5.93%	3.01%	(8.39%)	0.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,289	$37,919	$67,103	$37,496	$16,496	$56,419
Ratios to average net assets:
Net investment income (loss)	0.25%	1.28%	1.94%	1.52%	1.21%	1.39%
Total expenses[c]	1.11%	1.07%	1.07%	0.98%	0.98%	0.94%
Net expenses[d]	1.09%	1.05%	1.06%	0.98%	0.98%	0.94%
Portfolio turnover rate	955%	1,130%	1,182%	1,468%	2,490%	2,699%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$74.70	$53.63	$51.62	$50.87	$58.50	$59.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.72	.83	.69	.63	.64
Net gain (loss) on investments (realized and unrealized)	(1.71)	22.95	2.01	.74	(5.57)	(.65)
Total from investment operations	(1.70)	23.67	2.84	1.43	(4.94)	(.01)
Less distributions from:
Net investment income	(.01)	(.63)	(.83)	(.68)	(.58)	(.96)
Net realized gains	—	(1.97)	—	—	(2.11)	—
Total distributions	(.01)	(2.60)	(.83)	(.68)	(2.69)	(.96)
Net asset value, end of period	$72.99	$74.70	$53.63	$51.62	$50.87	$58.50

Total Return[f]	(2.28%)	45.48%	5.63%	2.78%	(8.54%)	0.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,215	$2,775	$24,639	$6,158	$15,827	$9,438
Ratios to average net assets:
Net investment income (loss)	0.01%	1.24%	1.65%	1.31%	1.19%	1.16%
Total expenses[c]	1.34%	1.32%	1.33%	1.23%	1.24%	1.20%
Net expenses[d]	1.32%	1.30%	1.32%	1.23%	1.24%	1.20%
Portfolio turnover rate	955%	1,130%	1,182%	1,468%	2,490%	2,699%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$74.15	$53.27	$51.24	$50.52	$58.13	$59.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	.13	.45	.27	.13	.22
Net gain (loss) on investments (realized and unrealized)	(1.70)	22.92	2.04	.73	(5.47)	(.64)
Total from investment operations	(1.97)	23.05	2.49	1.00	(5.34)	(.42)
Less distributions from:
Net investment income	—	(.20)	(.46)	(.28)	(.16)	(.54)
Net realized gains	—	(1.97)	—	—	(2.11)	—
Total distributions	—	(2.17)	(.46)	(.28)	(2.27)	(.54)
Net asset value, end of period	$72.18	$74.15	$53.27	$51.24	$50.52	$58.13

Total Return[f]	(2.66%)	44.41%	4.92%	1.97%	(9.24%)	(0.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$790	$1,249	$607	$724	$1,770	$3,276
Ratios to average net assets:
Net investment income (loss)	(0.72%)	0.21%	0.91%	0.52%	0.22%	0.41%
Total expenses[c]	2.09%	2.08%	2.07%	1.98%	1.97%	1.95%
Net expenses[d]	2.07%	2.06%	2.06%	1.98%	1.97%	1.95%
Portfolio turnover rate	955%	1,130%	1,182%	1,468%	2,490%	2,699%

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$74.75	$53.65	$51.64	$50.91	$58.55	$59.44
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	.61	.84	.69	.58	.61
Net gain (loss) on investments (realized and unrealized)	(1.72)	23.09	2.01	.72	(5.53)	(.54)
Total from investment operations	(1.72)	23.70	2.85	1.41	(4.95)	.07
Less distributions from:
Net investment income	(.01)	(.63)	(.84)	(.68)	(.58)	(.96)
Net realized gains	—	(1.97)	—	—	(2.11)	—
Total distributions	(.01)	(2.60)	(.84)	(.68)	(2.69)	(.96)
Net asset value, end of period	$73.02	$74.75	$53.65	$51.64	$50.91	$58.55

Total Return	(2.31%)	45.55%	5.63%	2.74%	(8.55%)	0.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,972	$78,070	$42,397	$76,018	$12,077	$49,639
Ratios to average net assets:
Net investment income (loss)	0.00%[g]	1.02%	1.67%	1.31%	1.00%	1.11%
Total expenses[c]	1.34%	1.32%	1.32%	1.23%	1.22%	1.20%
Net expenses[d]	1.33%	1.30%	1.31%	1.23%	1.22%	1.20%
Portfolio turnover rate	955%	1,130%	1,182%	1,468%	2,490%	2,699%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Total return does not reflect the impact of any applicable sales charges.
[g]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	March 3, 1995
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Total	9.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	0.53%	(19.39%)	(9.10%)	(8.96%)
A-Class Shares	0.43%	(19.55%)	(9.32%)	(9.18%)
A-Class Shares with sales charge‡	(4.31%)	(23.36%)	(10.20%)	(9.63%)
C-Class Shares	0.06%	(20.15%)	(10.00%)	(9.86%)
C-Class Shares with CDSC§	(0.95%)	(20.95%)	(10.00%)	(9.86%)
Price Movement of Long Treasury Bond**	(2.46%)	14.87%	5.90%	4.19%
Bloomberg Barclays U.S. Long Treasury Index	0.36%	16.34%	8.21%	7.21%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	0.64%	(19.42%)	(9.24%)	(10.04%)
Bloomberg Barclays U.S. Long Treasury Index	0.36%	16.34%	8.21%	8.71%
Price Movement of Long Treasury Bond**	(2.46%)	14.87%	5.90%	6.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Long Treasury Index and the Price Movement of Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund II1	158,543	$3,958,819
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	347,920	3,472,240
Total Mutual Funds
(Cost $7,370,928)		7,431,059

	Face Amount
FEDERAL AGENCY NOTES†† - 18.0%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$3,000,000	3,011,654
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,229,311
1.62% due 12/02/21	70,000	70,152
Freddie Mac
0.75% due 04/27/23	5,000,000	5,001,621
0.21% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 12/10/21[2]	140,000	140,139
Federal Home Loan Bank
2.63% due 10/01/20	4,000,000	4,000,000
0.19% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[2]	100,000	100,073
Fannie Mae
0.24% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[2]	100,000	100,149
0.24% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[2]	100,000	100,148
0.22% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/10/21[2]	100,000	100,110
0.21% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 09/10/21[2]	100,000	100,086
0.22% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/09/21[2]	25,000	25,027
Total Federal Agency Notes
(Cost $14,960,663)		14,978,470
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	392,000	391,988
Total U.S. Treasury Bills
(Cost $391,987)		391,988

REPURCHASE AGREEMENTS††- 31.6%
Individual Repurchase Agreements[6]
Mizuho Financial Group, Inc. issued 09/30/20 at (0.05)% due 10/01/20 (secured by a U.S. Treasury Bond, at a rate of 1.38% and maturing 08/15/50 as collateral, with a value of $16,172,656) to be repurchased at $15,855,523	15,855,546	15,855,546
Barclays Capital, issued 09/30/20 at (0.00)% due 10/01/20 (secured by a U.S. Treasury Bond, at a rate of 1.38% and maturing 08/15/50 as collateral, with a value of $5,745,915) to be repurchased at $5,633,250	5,633,250	5,633,250
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	2,656,307	2,656,307
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,105,629	1,105,629
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,006,122	1,006,122
Total Repurchase Agreements
(Cost $26,256,854)		26,256,854

Total Investments - 59.1%
(Cost $48,980,432)		$49,058,371

U.S. Government Securities Sold Short†† - (87.1)%
U.S. Treasury Bonds
1.38% due 08/15/50††	73,900,000	(72,318,078)
Total U.S. Government Securities Sold Short
(Proceeds $72,817,280)		(72,318,078)
Other Assets & Liabilities, net - 128.0%		106,315,588
Total Net Assets - 100.0%		$83,055,881

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	61	Dec 2020	$13,507,688	$105,215

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as short security collateral at September 30, 2020.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,431,059	$—	$—	$7,431,059
Federal Agency Notes	—	14,978,470	—	14,978,470
U.S. Treasury Bills	—	391,988	—	391,988
Repurchase Agreements	—	26,256,854	—	26,256,854
Interest Rate Futures Contracts**	105,215	—	—	105,215
Total Assets	$7,536,274	$41,627,312	$—	$49,163,586

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$72,318,078	$—	$72,318,078

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,812,960	$—	$—	$—	$145,859	$3,958,819	158,543	$31,362
Guggenheim Ultra Short Duration Fund — Institutional Class	3,399,177	—	—	—	73,063	3,472,240	347,920	21,711
	$7,212,137	$—	$—	$—	$218,922	$7,431,059		$53,073

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $15,352,650)	$15,370,458
Investments in affiliated issuers, at value (cost $7,370,928)	7,431,059
Repurchase agreements, at value (cost $26,256,854)	26,256,854
Receivables:
Fund shares sold	55,689,448
Securities sold	50,691,156
Interest	162,235
Variation margin on futures contracts	64,710
Dividends	8,984
Total assets	155,674,904

Liabilities:
Securities sold short, at value (proceeds $72,817,280)	72,318,078
Payable for:
Interest payable on short sales	129,777
Management fees	60,490
Fund shares redeemed	23,686
Transfer agent and administrative fees	18,289
Portfolio accounting fees	6,801
Distribution and service fees	4,004
Trustees’ fees*	835
Miscellaneous	57,063
Total liabilities	72,619,023
Commitments and contingent liabilities (Note 12)	—
Net assets	$83,055,881

Net assets consist of:
Paid in capital	$353,330,137
Total distributable earnings (loss)	(270,274,256)
Net assets	$83,055,881

Investor Class:
Net assets	$69,560,874
Capital shares outstanding	603,875
Net asset value per share	$115.19

A-Class:
Net assets	$3,810,991
Capital shares outstanding	34,619
Net asset value per share	$110.08
Maximum offering price per share (Net asset value divided by 95.25%)	$115.57

C-Class:
Net assets	$1,609,385
Capital shares outstanding	16,995
Net asset value per share	$94.70

H-Class:
Net assets	$8,074,631
Capital shares outstanding	73,042
Net asset value per share	$110.55

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$53,073
Interest	38,032
Total investment income	91,105

Expenses:
Management fees	234,225
Distribution and service fees:
A-Class	5,427
C-Class	10,542
H-Class	11,772
Transfer agent and administrative fees	73,117
Short interest expense	283,325
Portfolio accounting fees	26,030
Professional fees	17,378
Custodian fees	3,625
Trustees’ fees*	1,210
Miscellaneous	42,403
Total expenses	709,054
Less:
Expenses waived by Adviser	(4,309)
Net expenses	704,745
Net investment loss	(613,640)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$26,321
Investments sold short	(2,627,454)
Futures contracts	(1,663,319)
Net realized loss	(4,264,452)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(13,941)
Investments in affiliated issuers	218,922
Investments sold short	2,075,305
Futures contracts	1,186,763
Net change in unrealized appreciation (depreciation)	3,467,049
Net realized and unrealized loss	(797,403)
Net decrease in net assets resulting from operations	$(1,411,043)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(613,640)	$136,337
Net realized loss on investments	(4,264,452)	(14,164,556)
Net change in unrealized appreciation (depreciation) on investments	3,467,049	(1,003,492)
Net decrease in net assets resulting from operations	(1,411,043)	(15,031,711)

Capital share transactions:
Proceeds from sale of shares
Investor Class	425,563,546	196,858,764
A-Class	265,938	1,089,420
C-Class	30,265	286,088
H-Class	209,779,777	268,283,102
Cost of shares redeemed
Investor Class	(375,747,887)	(209,131,964)
A-Class	(1,297,817)	(5,068,402)
C-Class	(889,769)	(3,361,315)
H-Class	(207,404,930)	(270,810,021)
Net increase (decrease) from capital share transactions	50,299,123	(21,854,328)
Net increase (decrease) in net assets	48,888,080	(36,886,039)

Net assets:
Beginning of period	34,167,801	71,053,840
End of period	$83,055,881	$34,167,801

Capital share activity:*
Shares sold
Investor Class	3,751,354	1,263,769
A-Class	2,442	7,642
C-Class	326	2,490
H-Class	1,917,525	1,761,507
Shares redeemed
Investor Class	(3,330,599)	(1,341,454)
A-Class	(11,908)	(35,469)
C-Class	(9,457)	(26,633)
H-Class	(1,898,015)	(1,768,085)
Net decrease in shares	421,668	(136,231)

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:5 reverse share split effective August 17, 2020 (Unaudited) — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$114.58	$165.45	$173.19	$180.08	$171.34	$178.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	.60	(.65)	(2.80)	(4.40)	(5.75)
Net gain (loss) on investments (realized and unrealized)	.98	(51.47)	(7.09)	(4.09)	13.14	(1.82)
Total from investment operations	.61	(50.87)	(7.74)	(6.89)	8.74	(7.57)
Net asset value, end of period	$115.19	$114.58	$165.45	$173.19	$180.08	$171.34

Total Return	0.53%	(30.73%)	(4.47%)	(3.83%)	5.08%	(4.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,561	$20,983	$43,149	$78,110	$84,123	$89,071
Ratios to average net assets:
Net investment income (loss)	(2.26%)	0.40%	(0.37%)	(1.63%)	(2.59%)	(3.07%)
Total expenses[c]	2.62%	2.91%	4.12%	3.71%	3.38%	3.48%
Net expenses[d,f]	2.61%	2.89%	4.12%	3.71%	3.38%	3.48%
Portfolio turnover rate	1,079%	864%	603%	908%	1,436%	838%

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$109.61	$158.62	$166.49	$173.55	$165.55	$173.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	.20	(.95)	(3.15)	(4.70)	(6.00)
Net gain (loss) on investments (realized and unrealized)	.80	(49.21)	(6.92)	(3.91)	12.70	(1.75)
Total from investment operations	.47	(49.01)	(7.87)	(7.06)	8.00	(7.75)
Net asset value, end of period	$110.08	$109.61	$158.62	$166.49	$173.55	$165.55

Total Return[e]	0.43%	(30.90%)	(4.74%)	(4.06%)	4.83%	(4.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,811	$4,832	$11,407	$14,455	$18,678	$17,676
Ratios to average net assets:
Net investment income (loss)	(2.45%)	0.15%	(0.57%)	(1.90%)	(2.85%)	(3.32%)
Total expenses[c]	2.87%	3.17%	4.38%	3.97%	3.67%	3.75%
Net expenses[d,f]	2.85%	3.15%	4.37%	3.97%	3.67%	3.75%
Portfolio turnover rate	1,079%	864%	603%	908%	1,436%	838%

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$94.64	$138.00	$145.93	$153.27	$147.30	$155.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.75)	(2.15)	(3.85)	(5.25)	(6.55)
Net gain (loss) on investments (realized and unrealized)	.42	(42.61)	(5.78)	(3.49)	11.22	(1.50)
Total from investment operations	.06	(43.36)	(7.93)	(7.34)	5.97	(8.05)
Net asset value, end of period	$94.70	$94.64	$138.00	$145.93	$153.27	$147.30

Total Return[e]	0.06%	(31.41%)	(5.45%)	(4.76%)	4.04%	(5.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,609	$2,472	$6,937	$18,296	$23,343	$27,899
Ratios to average net assets:
Net investment income (loss)	(3.20%)	(0.59%)	(1.44%)	(2.63%)	(3.59%)	(4.08%)
Total expenses[c]	3.62%	3.93%	5.14%	4.71%	4.41%	4.50%
Net expenses[d,f]	3.60%	3.91%	5.13%	4.71%	4.41%	4.50%
Portfolio turnover rate	1,079%	864%	603%	908%	1,436%	838%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$109.85	$159.05	$166.92	$174.14	$165.60	$173.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	.25	(1.00)	(3.25)	(4.60)	(5.75)
Net gain (loss) on investments (realized and unrealized)	1.03	(49.45)	(6.87)	(3.97)	13.14	(1.99)
Total from investment operations	.70	(49.20)	(7.87)	(7.22)	8.54	(7.74)
Net asset value, end of period	$110.55	$109.85	$159.05	$166.92	$174.14	$165.60

Total Return	0.64%	(30.93%)	(4.70%)	(4.16%)	5.13%	(4.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,075	$5,881	$9,561	$4,858	$43,784	$72,833
Ratios to average net assets:
Net investment income (loss)	(2.49%)	0.16%	(0.58%)	(1.94%)	(2.80%)	(3.17%)
Total expenses[c]	2.85%	3.30%	4.37%	4.00%	3.60%	3.61%
Net expenses[d,f]	2.83%	3.28%	4.36%	4.00%	3.60%	3.61%
Portfolio turnover rate	1,079%	872%	603%	908%	1,436%	838%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the years presented were as follows:

	09/30/20[a]	03/31/20	03/31/19	03/29/18	03/31/17	03/31/16
Investor Class	1.51%	1.50%	1.50%	1.43%	1.43%	1.40%
A-Class	1.77%	1.75%	1.75%	1.68%	1.63%	1.65%
C-Class	2.52%	2.50%	2.50%	2.43%	2.43%	2.40%
H-Class	1.76%	1.75%	1.75%	1.68%	1.68%	1.65%

[g]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	17.2%
Guggenheim Strategy Fund III	12.5%
Guggenheim Strategy Fund II	8.1%
Total	37.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	6.96%	(3.66%)	4.62%	5.67%
A-Class Shares with sales charge‡	1.88%	(8.25%)	3.60%	5.16%
C-Class Shares	6.57%	(4.37%)	3.85%	4.87%
C-Class Shares with CDSC§	5.58%	(5.28%)	3.85%	4.87%
H-Class Shares	7.01%	(3.61%)	4.59%	5.68%
Bloomberg Barclays U.S. Corporate High Yield Index	15.24%	3.25%	6.79%	6.47%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 37.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	388,324	$3,875,469
Guggenheim Strategy Fund III[1]	112,348	2,816,569
Guggenheim Strategy Fund II1	73,205	1,827,924
Total Mutual Funds
(Cost $8,394,416)		8,519,962

	Face Amount
FEDERAL AGENCY NOTES†† - 22.2%
Federal Farm Credit Bank
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$2,500,000	2,508,163
Freddie Mac
0.75% due 04/27/23	2,500,000	2,500,811
Total Federal Agency Notes
(Cost $5,003,275)		5,008,974

U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	1,508,000	1,507,955
Total U.S. Treasury Bills
(Cost $1,507,950)		1,507,955

REPURCHASE AGREEMENTS††,5 - 20.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	2,595,092	2,595,092
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	1,080,150	1,080,150
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	982,936	982,936
Total Repurchase Agreements
(Cost $4,658,178)		4,658,178

Total Investments - 87.3%
(Cost $19,563,819)		$19,695,069
Other Assets & Liabilities, net - 12.7%		2,865,375
Total Net Assets - 100.0%		$22,560,444

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	141	Dec 2020	$17,766,000	$6,293

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Goldman Sachs International	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$13,800,000	$577,530	$552,056	$25,474
Barclays Bank plc	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	6,150,000	257,377	253,223	4,154
							$834,907	$805,279	$29,628

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.49% (1 Month USD LIBOR + 0.35%)	At Maturity	11/18/20	9,566	$802,607	$8,131
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	0.54% (1 Month USD LIBOR + 0.40%)	At Maturity	11/18/20	6,660	694,406	6,726
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.46% (1 Week USD LIBOR + 0.35%)	At Maturity	10/29/20	9,924	832,623	4,069
						$2,329,636	$18,926

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as credit index swap collateral at September 30, 2020.
CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$8,519,962	$—	$—	$8,519,962
Federal Agency Notes	—	5,008,974	—	5,008,974
U.S. Treasury Bills	—	1,507,955	—	1,507,955
Repurchase Agreements	—	4,658,178	—	4,658,178
Interest Rate Futures Contracts**	6,293	—	—	6,293
Credit Default Swap Agreements**	—	29,628	—	29,628
Credit Index Swap Agreements**	—	18,926	—	18,926
Total Assets	$8,526,255	$11,223,661	$—	$19,749,916

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$692,308	$3,800,000	$(2,725,000)	$(3,250)	$63,866	$1,827,924	73,205	$13,725
Guggenheim Strategy Fund III	2,704,221	—	—	—	112,348	2,816,569	112,348	24,363
Guggenheim Ultra Short Duration Fund — Institutional Class	1,907,641	6,800,000	(4,900,000)	(9,264)	77,092	3,875,469	388,324	22,954
	$5,304,170	$10,600,000	$(7,625,000)	$(12,514)	$253,306	$8,519,962		$61,042

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $6,511,225)	$6,516,929
Investments in affiliated issuers, at value (cost $8,394,416)	8,519,962
Repurchase agreements, at value (cost $4,658,178)	4,658,178
Segregated cash with broker	294,948
Unamortized upfront premiums paid on credit default swap agreements	805,279
Unrealized appreciation on OTC swap agreements	18,926
Receivables:
Fund shares sold	2,471,708
Variation margin on credit default swap agreements	52,845
Protection fees on credit default swap agreements	24,792
Dividends	11,140
Interest	10,313
Total assets	23,385,020

Liabilities:
Segregated cash due to broker	502,870
Payable for:
Fund shares redeemed	125,214
Securities purchased	87,981
Management fees	21,059
Variation margin on futures contracts	16,753
Distribution and service fees	8,634
Transfer agent and administrative fees	7,864
Portfolio accounting fees	2,924
Trustees’ fees*	739
Swap settlement	160
Miscellaneous	50,378
Total liabilities	824,576
Commitments and contingent liabilities (Note 12)	—
Net assets	$22,560,444

Net assets consist of:
Paid in capital	$35,236,487
Total distributable earnings (loss)	(12,676,043)
Net assets	$22,560,444

A-Class:
Net assets	$4,383,682
Capital shares outstanding	37,711
Net asset value per share	$116.24
Maximum offering price per share (Net asset value divided by 95.25%)	$122.04

C-Class:
Net assets	$2,057,458
Capital shares outstanding	20,548
Net asset value per share	$100.13

H-Class:
Net assets	$16,119,304
Capital shares outstanding	138,764
Net asset value per share	$116.16

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

HIGH YIELD STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$61,042
Interest	50,156
Total investment income	111,198

Expenses:
Management fees	189,483
Distribution and service fees:
A-Class	5,502
C-Class	9,740
H-Class	55,224
Transfer agent and administrative fees	71,384
Registration fees	27,809
Portfolio accounting fees	25,269
Professional fees	18,185
Custodian fees	3,613
Trustees’ fees*	1,298
Miscellaneous	16,638
Total expenses	424,145
Less:
Expenses waived by Adviser	(4,711)
Net expenses	419,434
Net investment loss	(308,236)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(15,145)
Investments in affiliated issuers	(12,514)
Swap agreements	(2,640,979)
Futures contracts	599,978
Net realized loss	(2,068,660)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,865
Investments in affiliated issuers	253,306
Swap agreements	433,376
Futures contracts	(295,679)
Net change in unrealized appreciation (depreciation)	400,868
Net realized and unrealized loss	(1,667,792)
Net decrease in net assets resulting from operations	$(1,976,028)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(308,236)	$493,714
Net realized gain (loss) on investments	(2,068,660)	1,518,599
Net change in unrealized appreciation (depreciation) on investments	400,868	(1,798,543)
Net increase (decrease) in net assets resulting from operations	(1,976,028)	213,770

Distributions to shareholders:
A-Class	—	(196,039)
C-Class	—	(45,921)
H-Class	—	(3,642,315)
Total distributions to shareholders	—	(3,884,275)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,021,963	6,892,359
C-Class	1,789,298	1,043,362
H-Class	266,965,989	285,721,192
Distributions reinvested
A-Class	—	182,416
C-Class	—	40,065
H-Class	—	3,613,386
Cost of shares redeemed
A-Class	(865,080)	(10,370,325)
C-Class	(738,634)	(1,586,654)
H-Class	(271,561,314)	(364,232,406)
Net decrease from capital share transactions	(3,387,778)	(78,696,605)
Net decrease in net assets	(5,363,806)	(82,367,110)

Net assets:
Beginning of period	27,924,250	110,291,360
End of period	$22,560,444	$27,924,250

Capital share activity:*
Shares sold
A-Class	9,142	56,141
C-Class	18,945	9,667
H-Class	2,359,739	2,315,105
Shares issued from reinvestment of distributions
A-Class	—	1,496
C-Class	—	379
H-Class	—	29,667
Shares redeemed
A-Class	(7,621)	(84,787)
C-Class	(7,613)	(14,843)
H-Class	(2,434,043)	(2,972,658)
Net decrease in shares	(61,451)	(659,833)

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:5 reverse share split effective August 17, 2020 (Unaudited) — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$108.68	$120.48	$116.32	$123.71	$116.62	$119.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	.70	.70	(.40)	(1.00)	(.45)
Net gain (loss) on investments (realized and unrealized)	7.72 [f]	(7.05)	7.41	3.11	10.44	2.34
Total from investment operations	7.56	(6.35)	(8.11)	2.71	9.44	1.89
Less distributions from:
Net investment income	—	(5.45)	(3.95)	(8.30)	(2.35)	(4.45)
Net realized gains	—	—	—	(1.80)	—	—
Total distributions	—	(5.45)	(3.95)	(10.10)	(2.35)	(4.45)
Net asset value, end of period	$116.24	$108.68	$120.48	$116.32	$123.71	$116.62

Total Return[c]	6.96%	(5.76%)	7.18%	2.08%	8.24%	1.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,384	$3,933	$7,631	$8,427	$20,290	$11,787
Ratios to average net assets:
Net investment income (loss)	(1.15%)	0.58%	0.59%	(0.31%)	(0.85%)	(0.40%)
Total expenses[d]	1.64%	1.63%	1.61%	1.52%	1.51%	1.49%
Net expenses[e]	1.62%	1.61%	1.60%	1.52%	1.51%	1.49%
Portfolio turnover rate	100%	—	21%	422%	97%	521%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$93.96	$105.62	$103.17	$111.65	$106.26	$110.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.20)	(.20)	(1.10)	(1.80)	(.95)
Net gain (loss) on investments (realized and unrealized)	6.41 [f]	(6.01)	6.60	2.72	9.54	1.63
Total from investment operations	6.17	(6.21)	6.40	1.62	7.74	.68
Less distributions from:
Net investment income	—	(5.45)	(3.95)	(8.30)	(2.35)	(4.45)
Net realized gains	—	—	—	(1.80)	—	—
Total distributions	—	(5.45)	(3.95)	(10.10)	(2.35)	(4.45)
Net asset value, end of period	$100.13	$93.96	$105.62	$103.17	$111.65	$106.26

Total Return[c]	6.57%	(6.45%)	6.39%	1.35%	7.38%	0.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,057	$866	$1,480	$3,994	$4,533	$2,020
Ratios to average net assets:
Net investment income (loss)	(1.90%)	(0.20%)	(0.21%)	(1.00%)	(1.65%)	(0.88%)
Total expenses[d]	2.38%	2.38%	2.35%	2.27%	2.26%	2.24%
Net expenses[e]	2.36%	2.36%	2.35%	2.27%	2.26%	2.24%
Portfolio turnover rate	100%	—	21%	422%	97%	521%

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[g]	Year Ended March 31, 2019[g]	Year Ended March 29, 2018[g]	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]
Per Share Data
Net asset value, beginning of period	$108.54	$120.32	$116.17	$123.58	$116.56	$119.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	.75	.60	(.50)	(.90)	(.75)
Net gain (loss) on investments (realized and unrealized)	7.78 [f]	(7.08)	7.50	3.19	10.27	2.27
Total from investment operations	7.62	(6.33)	8.10	2.69	9.37	1.52
Less distributions from:
Net investment income	—	(5.45)	(3.95)	(8.30)	(2.35)	(4.45)
Net realized gains	—	—	—	(1.80)	—	—
Total distributions	—	(5.45)	(3.95)	(10.10)	(2.35)	(4.45)
Net asset value, end of period	$116.16	$108.54	$120.32	$116.17	$123.58	$116.56

Total Return	7.01%	(5.73%)	7.15%	2.08%	8.15%	1.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,119	$23,125	$101,180	$23,860	$435,334	$783,018
Ratios to average net assets:
Net investment income (loss)	(1.20%)	0.59%	0.49%	(0.41%)	(0.74%)	(0.64%)
Total expenses[d]	1.65%	1.63%	1.60%	1.52%	1.51%	1.49%
Net expenses[e]	1.63%	1.61%	1.60%	1.52%	1.51%	1.49%
Portfolio turnover rate	100%	—	21%	422%	97%	521%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[g]	Reverse share split (Unaudited) — Per share amounts for the periods presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	26.0%
Guggenheim Strategy Fund II	24.2%
Total	50.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(7.85%)	(1.69%)	(5.87%)	(8.42%)
A-Class Shares with sales charge‡	(12.23%)	(6.36%)	(6.78%)	(8.87%)
C-Class Shares	(8.18%)	(2.38%)	(6.64%)	(9.07%)
C-Class Shares with CDSC§	(9.10%)	(3.36%)	(6.64%)	(9.07%)
H-Class Shares	(7.83%)	(1.52%)	(5.68%)	(8.23%)
Bloomberg Barclays U.S. Corporate High Yield Index	15.24%	3.25%	6.79%	6.47%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 50.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	70,240	$700,999
Guggenheim Strategy Fund II1	26,051	650,502
Total Mutual Funds
(Cost $1,343,504)		1,351,501

	Face Amount
FEDERAL AGENCY NOTES†† - 26.1%
Freddie Mac
0.75% due 04/27/23	$500,000	500,162
Federal Farm Credit Bank
0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	200,000	200,653
Total Federal Agency Notes
(Cost $700,655)		700,815

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	10,000	10,000
Total U.S. Treasury Bills
(Cost $9,999)		10,000
REPURCHASE AGREEMENTS††,5 - 82.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	1,242,457	1,242,457
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	517,145	517,145
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	470,602	470,602
Total Repurchase Agreements
(Cost $2,230,204)		2,230,204

Total Investments - 159.6%
(Cost $4,284,362)		$4,292,520
Other Assets & Liabilities, net - (59.6)%		(1,602,653)
Total Net Assets - 100.0%		$2,689,867

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	18	Dec 2020	$2,268,000	$1,899

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$2,600,000	$(108,810)	$(104,681)	$(4,129)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,351,501	$—	$—	$1,351,501
Federal Agency Notes	—	700,815	—	700,815
U.S. Treasury Bills	—	10,000	—	10,000
Repurchase Agreements	—	2,230,204	—	2,230,204
Interest Rate Futures Contracts**	1,899	—	—	1,899
Total Assets	$1,353,400	$2,941,019	$—	$4,294,419

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$4,129	$—	$4,129

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,537,959	$1,910,000	$(2,830,000)	$(20,930)	$53,473	$650,502	26,051	$5,992
Guggenheim Ultra Short Duration Fund — Institutional Class	1,550,914	1,660,000	(2,530,000)	(14,779)	34,864	700,999	70,240	5,581
	$3,088,873	$3,570,000	$(5,360,000)	$(35,709)	$88,337	$1,351,501		$11,573

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $710,654)	$710,815
Investments in affiliated issuers, at value (cost $1,343,504)	1,351,501
Repurchase agreements, at value (cost $2,230,204)	2,230,204
Segregated cash with broker	510,431
Receivables:
Variation margin on futures contracts	3,994
Dividends	2,261
Interest	1,791
Total assets	4,810,997

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	104,681
Payable for:
Fund shares redeemed	1,893,977
Swap settlement	75,413
Management fees	10,302
Variation margin on credit default swap agreements	6,815
Protection fees on credit default swap agreements	6,111
Transfer agent and administrative fees	3,759
Distribution and service fees	3,691
Portfolio accounting fees	1,398
Trustees’ fees*	220
Miscellaneous	14,763
Total liabilities	2,121,130
Commitments and contingent liabilities (Note 12)	—
Net assets	$2,689,867

Net assets consist of:
Paid in capital	$12,645,405
Total distributable earnings (loss)	(9,955,538)
Net assets	$2,689,867

A-Class:
Net assets	$102,336
Capital shares outstanding	1,791
Net asset value per share	$57.14
Maximum offering price per share (Net asset value divided by 95.25%)	$59.99

C-Class:
Net assets	$321,157
Capital shares outstanding	6,178
Net asset value per share	$51.99

H-Class:
Net assets	$2,266,374
Capital shares outstanding	38,753
Net asset value per share	$58.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$11,573
Interest	8,096
Total investment income	19,669

Expenses:
Management fees	31,976
Distribution and service fees:
A-Class	514
C-Class	1,691
H-Class	9,722
Transfer agent and administrative fees	12,626
Registration fees	4,693
Portfolio accounting fees	4,264
Professional fees	3,530
Custodian fees	732
Trustees’ fees*	199
Miscellaneous	1,374
Total expenses	71,321
Less:
Expenses waived by Adviser	(1,088)
Net expenses	70,233
Net investment loss	(50,564)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,047
Investments in affiliated issuers	(35,709)
Swap agreements	(475,120)
Futures contracts	(58,122)
Net realized loss	(567,904)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(94)
Investments in affiliated issuers	88,337
Swap agreements	(159,624)
Futures contracts	37,511
Net change in unrealized appreciation (depreciation)	(33,870)
Net realized and unrealized loss	(601,774)
Net decrease in net assets resulting from operations	$(652,338)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(50,564)	$6,901
Net realized gain (loss) on investments	(567,904)	463,322
Net change in unrealized appreciation (depreciation) on investments	(33,870)	118,038
Net increase (decrease) in net assets resulting from operations	(652,338)	588,261

Capital share transactions:
Proceeds from sale of shares
A-Class	20,443,729	43,047,779
C-Class	9,083	40,360
H-Class	160,866,204	120,594,884
Cost of shares redeemed
A-Class	(20,559,616)	(43,306,242)
C-Class	(20,031)	(411,911)
H-Class	(171,494,385)	(112,151,071)
Net increase (decrease) from capital share transactions	(10,755,016)	7,813,799
Net increase (decrease) in net assets	(11,407,354)	8,402,060

Net assets:
Beginning of period	14,097,221	5,695,161
End of period	$2,689,867	$14,097,221

Capital share activity:
Shares sold
A-Class	339,518	731,426
C-Class	167	724
H-Class	2,684,825	1,978,712
Shares redeemed
A-Class	(341,860)	(731,958)
C-Class	(374)	(7,581)
H-Class	(2,858,522)	(1,841,697)
Net increase (decrease) in shares	(176,246)	129,626

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$62.01	$60.47	$64.28	$65.78	$71.69	$76.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	.24	.42	(.07)	(.51)	(.80)
Net gain (loss) on investments (realized and unrealized)	(4.47)	1.30	(4.23)	(1.43)	(5.40)	(4.45)
Total from investment operations	(4.87)	1.54	(3.81)	(1.50)	(5.91)	(5.25)
Net asset value, end of period	$57.14	$62.01	$60.47	$64.28	$65.78	$71.69

Total Return[c]	(7.85%)	2.56%	(5.93%)	(2.28%)	(8.26%)	(6.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102	$256	$282	$8,746	$915	$2,642
Ratios to average net assets:
Net investment income (loss)	(1.35%)	0.40%	0.66%	(0.12%)	(0.74%)	(1.07%)
Total expenses[d]	1.67%	1.62%	1.60%	1.52%	1.52%	1.50%
Net expenses[e]	1.64%	1.61%	1.60%	1.52%	1.52%	1.50%
Portfolio turnover rate	213%	254%	—	41%	480%	1,722%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$56.62	$55.76	$59.73	$61.63	$67.67	$73.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.05)	.01	(.39)	(.85)	(1.16)
Net gain (loss) on investments (realized and unrealized)	(4.13)	.91	(3.98)	(1.51)	(5.19)	(4.41)
Total from investment operations	(4.63)	.86	(3.97)	(1.90)	(6.04)	(5.57)
Net asset value, end of period	$51.99	$56.62	$55.76	$59.73	$61.63	$67.67

Total Return[c]	(8.18%)	1.54%	(6.65%)	(3.08%)	(8.97%)	(7.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$321	$362	$738	$769	$1,042	$1,653
Ratios to average net assets:
Net investment income (loss)	(1.87%)	(0.09%)	0.02%	(0.65%)	(1.32%)	(1.60%)
Total expenses[d]	2.39%	2.37%	2.36%	2.27%	2.27%	2.25%
Net expenses[e]	2.36%	2.34%	2.35%	2.27%	2.27%	2.25%
Portfolio turnover rate	213%	254%	—	41%	480%	1,722%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$63.45	$61.97	$65.89	$67.70	$72.70	$77.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	.06	.41	(.12)	(.74)	(.64)
Net gain (loss) on investments (realized and unrealized)	(4.62)	1.42	(4.33)	(1.69)	(4.26)	(4.57)
Total from investment operations	(4.97)	1.48	(3.92)	(1.81)	(5.00)	(5.21)
Net asset value, end of period	$58.48	$63.45	$61.97	$65.89	$67.70	$72.70

Total Return	(7.83%)	2.39%	(5.95%)	(2.67%)	(6.90%)	(6.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,266	$13,479	$4,675	$8,755	$14,855	$2,513
Ratios to average net assets:
Net investment income (loss)	(1.15%)	0.09%	0.63%	(0.18%)	(1.06%)	(0.84%)
Total expenses[d]	1.64%	1.64%	1.61%	1.52%	1.52%	1.50%
Net expenses[e]	1.62%	1.62%	1.59%	1.52%	1.52%	1.50%
Portfolio turnover rate	213%	254%	—	41%	480%	1,722%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 share split effective November 4, 2016.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: June 18, 2012

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
U.S. Government Money Market Fund	0.00%	0.32%	0.46%	0.28%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.

†	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 49.7%
Federal Home Loan Banks
0.13% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[1]	$24,000,000	$23,998,306
0.10% (U.S. Secured Overnight Financing Rate + 0.03%, Rate Floor: 0.00%) due 01/15/21[1]	18,000,000	18,000,000
0.21% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 03/10/21[1]	7,500,000	7,500,000
0.16% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[1]	2,620,000	2,619,750
0.19% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 10/07/20[1]	2,000,000	1,999,992
2.00% due 12/11/20	1,700,000	1,706,214
0.20% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 10/16/20[1]	1,400,000	1,400,000
2.63% due 10/01/20	1,000,000	1,000,000
0.15% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/23/20[1]	250,000	250,002
Federal Agricultural Mortgage Corp
0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.00%) due 10/23/20[1]	20,000,000	20,001,417
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 01/04/21[1]	18,000,000	18,000,000
0.10% (3 Month USD LIBOR - 0.16%, Rate Floor: 0.00%) due 10/23/20[1]	10,000,000	10,000,119
Federal Farm Credit Bank
2.90% due 10/23/20	10,900,000	10,918,642
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[1]	7,500,000	7,501,155
0.17% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 06/29/21[1]	6,000,000	5,998,639
0.14% (Fed Funds Effective Rate + 0.05%, Rate Floor: 0.00%) due 11/12/20[1]	2,500,000	2,499,971
2.54% due 04/05/21	1,500,000	1,518,382
0.34% (U.S. Prime Rate - 2.91%, Rate Floor: 0.00%) due 01/25/21[1]	990,000	990,698
2.70% due 02/23/21	750,000	756,284
Federal National Mortgage Association
0.15% (U.S. Secured Overnight Financing Rate + 0.08%, Rate Floor: 0.00%) due 10/30/20[1]	17,625,000	17,625,061
1.38% due 02/26/21	117,000	117,381
Total Federal Agency Notes
(Cost $154,402,013)		154,402,013

U.S. TREASURY BILLS†† - 20.9%
U.S. Treasury Bills
0.07% due 10/27/20[2]	32,100,000	32,098,203
0.09% due 10/01/20[2]	10,000,000	10,000,000
0.06% due 10/01/20[2]	9,900,000	9,900,000
0.08% due 10/06/20[2]	8,000,000	7,999,894
0.16% due 10/01/20[2]	5,000,000	5,000,000
Total U.S. Treasury Bills
(Cost $64,998,097)		64,998,097

FEDERAL AGENCY DISCOUNT NOTES†† - 9.4%
Federal Home Loan Bank Discount Notes
0.08% due 10/05/20[2]	12,500,000	12,499,861
0.08% due 10/23/20[2]	10,300,000	10,299,522
0.10% due 10/27/20[2]	6,505,000	6,504,530
Total Federal Agency Discount Notes
(Cost $29,303,913)		29,303,913

REPURCHASE AGREEMENTS††,3 - 17.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	30,672,165	30,672,165
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	12,766,609	12,766,609
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	11,617,614	11,617,614
Total Repurchase Agreements
(Cost $55,056,388)		55,056,388

Total Investments - 97.7%
(Cost $303,760,411)		$303,760,411
Other Assets & Liabilities, net - 2.3%		7,298,936
Total Net Assets - 100.0%		$311,059,347

††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$154,402,013	$—	$154,402,013
U.S. Treasury Bills	—	64,998,097	—	64,998,097
Federal Agency Discount Notes	—	29,303,913	—	29,303,913
Repurchase Agreements	—	55,056,388	—	55,056,388
Total Assets	$—	$303,760,411	$—	$303,760,411

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $248,704,023)	$248,704,023
Repurchase agreements, at value (cost $55,056,388)	55,056,388
Receivables:
Fund shares sold	32,523,284
Interest	217,824
Total assets	336,501,519

Liabilities:
Overdraft due to custodian bank	365
Payable for:
Fund shares redeemed	25,068,202
Trustees’ fees*	5,867
Miscellaneous	367,738
Total liabilities	25,442,172
Commitments and contingent liabilities (Note 12)	—
Net assets	$311,059,347

Net assets consist of:
Paid in capital	$310,908,465
Total distributable earnings (loss)	150,882
Net assets	$311,059,347
Capital shares outstanding	310,887,582
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Interest	$310,117
Total investment income	310,117

Expenses:
Management fees	756,577
Transfer agent and administrative fees	359,487
Registration fees	166,555
Portfolio accounting fees	144,844
Professional fees	112,767
Custodian fees	22,730
Trustees’ fees*	7,328
Miscellaneous	74,716
Total expenses	1,645,004
Less:
Expenses reimbursed by Adviser:	(471,817)
Expenses waived by Adviser	(863,125)
Total waived/reimbursed expenses	(1,334,942)
Net expenses	310,062
Net investment income	55

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10)
Net realized loss	(10)
Net increase in net assets resulting from operations	$45

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$55	$4,103,787
Net realized gain (loss) on investments	(10)	55,390
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	45	4,159,177

Distributions to shareholders	(55)	(4,103,774)

Capital share transactions:
Proceeds from sale of shares	3,023,497,611	5,994,438,512
Distributions reinvested	30	4,076,467
Cost of shares redeemed	(3,103,229,741)	(6,020,978,588)
Net increase (decrease) from capital share transactions	(79,732,100)	(22,463,609)
Net increase (decrease) in net assets	(79,732,110)	(22,408,206)

Net assets:
Beginning of period	390,791,457	413,199,663
End of period	$311,059,347	$390,791,457

Capital share activity:
Shares sold	3,023,497,610	5,994,438,513
Shares issued from reinvestment of distributions	35	4,076,837
Shares redeemed	(3,103,229,741)	(6,020,978,588)
Net decrease in shares	(79,732,096)	(22,463,238)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.01	.01	— [c]	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	.01	.01	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	(.01)	(.01)	(—)[c]	(—)[c]	(—)[c]
Net realized gains	—	—	—	—	(—)[c]	—
Total distributions	(—)[c]	(.01)	(.01)	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$0.99	$1.00

Total Return	0.00%	0.99%	1.10%	0.22%	0.01%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311,059	$390,791	$413,200	$544,528	$627,514	$643,872
Ratios to average net assets:
Net investment income (loss)	0.00%[d]	1.01%	1.10%	0.22%	0.00%[d]	0.00%[d]
Total expenses	1.09%	1.06%	1.05%	0.96%	0.95%	0.91%
Net expenses[e]	0.20%	1.03%	1.05%	0.94%	0.47%	0.22%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2020, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow Jones Industrial Average® Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At September 30, 2020, Investor Class, A-Class, C-Class, H-Class and Money Market Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2020, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker

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quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.09% at September 30, 2020.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$49,235,658	$—
S&P 500® Fund	Index exposure, Liquidity	6,404,165	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	1,266,042	2,762,569
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	64,388,841	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	977,687
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	3,035,317	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	623,447	—
Russell 2000® Fund	Index exposure, Liquidity	1,025,950	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	3,700,981
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	1,727,121	—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	39,293,365	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	10,854,109
High Yield Strategy Fund	Duration, Index exposure, Liquidity	26,399,031	—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—	3,310,886

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$143,888,397	$—
S&P 500® Fund	Index exposure, Liquidity	10,013,711	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	104,927,111
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	226,014,006	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	26,998,312
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	7,056,588	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	1,422,861
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	8,809,372	—
Russell 2000® Fund	Index exposure, Liquidity	21,206,292	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	16,105,059
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	6,885,488	—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	7,887,271	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Purchased	Protection Sold
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$—	$34,931,167
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	4,452,083	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Credit contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2020:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2020
Nova Fund	$1,258,127	$1,465,188	$—	$—	$2,723,315
S&P 500® Fund	72,023	22,842	—	—	94,865
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	3,828,896	2,022,891	—	—	5,851,787
Mid-Cap 1.5x Strategy Fund	20,390	11,856	—	—	32,246
Russell 2000® 1.5x Strategy Fund	54,343	142,620	—	—	196,963
Russell 2000® Fund	64,611	54,749	—	—	119,360
Inverse Russell 2000® Strategy Fund	39,747	20,899	—	—	60,646
Dow Jones Industrial Average® Fund	4,786	42,327	—	—	47,113
Inverse Government Long Bond Strategy Fund	—	—	105,215	—	105,215
High Yield Strategy Fund	—	—	6,293	48,554	54,847
Inverse High Yield Strategy Fund	—	—	1,899	—	1,899

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2020
Inverse S&P 500® Strategy Fund	$—	$1,216,015	$—	$—	$1,216,015
Inverse NASDAQ-100® Strategy Fund	28,321	511,503	—	—	539,824
Inverse Mid-Cap Strategy Fund	—	4,725	—	—	4,725
Russell 2000® 1.5x Strategy Fund	—	6,703	—	—	6,703
Russell 2000® Fund	—	33,888	—	—	33,888
Inverse Russell 2000® Strategy Fund	—	12,191	—	—	12,191
Government Long Bond 1.2x Strategy Fund	—	—	25,933	—	25,933
Inverse High Yield Strategy Fund	—	—	—	4,129	4,129

*

Includes cumulative appreciation (depreciation) of futures contracts, OTC and centrally cleared swaps as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$12,690,570	$29,515,106	$—	$—	$42,205,676
S&P 500® Fund	2,019,623	229,056	—	—	2,248,679
Inverse S&P 500® Strategy Fund	(1,990,639)	(31,616,661)	—	—	(33,607,300)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	14,095,848	59,670,582	—	—	73,766,430
Inverse NASDAQ-100® Strategy Fund	(860,576)	(12,167,590)	—	—	(13,028,166)
Mid-Cap 1.5x Strategy Fund	299,313	2,496,383	—	—	2,795,696
Inverse Mid-Cap Strategy Fund	—	(581,534)	—	—	(581,534)
Russell 2000® 1.5x Strategy Fund	108,423	1,938,709	—	—	2,047,132
Russell 2000® Fund	319,006	4,715,939	—	—	5,034,945
Inverse Russell 2000® Strategy Fund	(350,588)	(7,894,445)	—	—	(8,245,033)
Dow Jones Industrial Average® Fund	578,246	690,303	—	—	1,268,549
Government Long Bond 1.2x Strategy Fund	—	—	5,987,742	—	5,987,742
Inverse Government Long Bond Strategy Fund	—	—	(1,663,319)	—	(1,663,319)
High Yield Strategy Fund	—	—	599,978	(2,640,979)	(2,041,001)
Inverse High Yield Strategy Fund	—	—	(58,122)	(475,120)	(533,242)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$1,252,340	$2,717,512	$—	$—	$3,969,852
S&P 500® Fund	(722,063)	662,049	—	—	(60,014)
Inverse S&P 500® Strategy Fund	879,553	(2,584,966)	—	—	(1,705,413)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	3,483,644	2,355,249	—	—	5,838,893
Inverse NASDAQ-100® Strategy Fund	328,914	(1,056,058)	—	—	(727,144)
Mid-Cap 1.5x Strategy Fund	(84,208)	(92,917)	—	—	(177,125)
Inverse Mid-Cap Strategy Fund	—	(25,839)	—	—	(25,839)
Russell 2000® 1.5x Strategy Fund	(25,895)	33,262	—	—	7,367
Russell 2000® Fund	(99,465)	(386,867)	—	—	(486,332)
Inverse Russell 2000® Strategy Fund	39,747	(435,581)	—	—	(395,834)
Dow Jones Industrial Average® Fund	(172,271)	309,642	—	—	137,371
Government Long Bond 1.2x Strategy Fund	—	—	(7,500,398)	—	(7,500,398)
Inverse Government Long Bond Strategy Fund	—	—	1,186,763	—	1,186,763
High Yield Strategy Fund	—	—	(295,679)	433,376	137,697
Inverse High Yield Strategy Fund	—	—	37,511	(159,624)	(122,113)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$1,465,188	$—	$1,465,188	$—	$—	$1,465,188
S&P 500® Fund	Swap equity contracts	22,842	—	22,842	—	—	22,842
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Swap equity contracts	2,022,891	—	2,022,891	—	—	2,022,891
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	11,856	—	11,856	—	—	11,856
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	142,620	—	142,620	—	—	142,620
Russell 2000® Fund	Swap equity contracts	54,749	—	54,749	—	—	54,749
Inverse Russell 2000® Strategy Fund	Swap equity contracts	20,899	—	20,899	—	—	20,899
Dow Jones Industrial Average® Fund	Swap equity contracts	42,327	—	42,327	—	—	42,327
High Yield Strategy Fund	Swap credit contracts	18,926	—	18,926	—	—	18,926

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® Strategy Fund	Swap equity contracts	$1,216,015	$—	$1,216,015	$(1,216,015)	$—	$—
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	511,503	—	511,503	(511,503)	—	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	4,725	—	4,725	(205)	—	4,520
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	6,703	—	6,703	(6,703)	—	—
Russell 2000® Fund	Swap equity contracts	33,888	—	33,888	(33,888)	—	—
Inverse Russell 2000® Strategy Fund	Swap equity contracts	12,191	—	12,191	—	—	12,191

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2020.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Goldman Sachs International	Futures contracts	$2,195,628	$—
S&P 500® Fund	Barclays Bank plc	Total return swap agreements	40,010	—
	Goldman Sachs International	Futures contracts	660,000	—
S&P 500® Fund Total			700,010	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	33	—
Russell 2000® 1.5x Strategy Fund	Goldman Sachs International	Futures contracts	92,097	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	40,010	—
	Goldman Sachs International	Futures contracts	295,800	—
Inverse Russell 2000® Strategy Fund Total			335,810	—
Dow Jones Industrial Average® Fund	Barclays Bank plc	Total return swap agreements	60,024	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	829,222	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	294,948	—
	Goldman Sachs International	Credit default swap agreements	—	502,870
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	500,231	—
	Goldman Sachs International	Futures contracts	10,200	—
Inverse High Yield Strategy Fund Total			510,431	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Dow Jones Industrial Average® Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million — $1 billion	0.025%
> $1 billion — $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended September 30, 2020, GFD retained sales charges of $79,209 relating to sales of A-Class shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2020, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$16,314
Inverse S&P 500® Strategy Fund	6,500
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	11,776
Inverse NASDAQ-100® Strategy Fund	2,143
Mid-Cap 1.5x Strategy Fund	756
Inverse Mid-Cap Strategy Fund	171
Russell 2000® 1.5x Strategy Fund	389
Inverse Russell 2000® Strategy Fund	1,781
Dow Jones Industrial Average® Fund	1,876
Government Long Bond 1.2x Strategy Fund	7,893
Inverse Government Long Bond Strategy Fund	4,309
High Yield Strategy Fund	4,711
Inverse High Yield Strategy Fund	1,088

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100 2x Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class and H-Class shares ( including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s A-Class, C-Class and H-Class shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and /or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.06%			0.63%
Due 10/01/20	59,103,876	59,103,974	01/15/26	36,745,360	40,558,260
			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$176,460	$(176,460)	$—	$179,068	$—	$179,068
S&P 500® Fund	123,046	(123,046)	—	124,846	—	124,846
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	250,365	(250,365)	—	258,657	—	258,657
Mid-Cap 1.5x Strategy Fund	16,908	(16,908)	—	17,465	—	17,465

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Nova Fund	$272,511,523	$6,321,264	$(301,371)	$6,019,893
S&P 500® Fund	119,096,189	14,625,124	(438,898)	14,186,226
Inverse S&P 500® Strategy Fund	90,943,215	160,001	(1,216,172)	(1,056,171)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	293,952,187	—	(3,474,272)	(3,474,272)
Inverse NASDAQ-100® Strategy Fund	32,254,712	64,145	(542,987)	(478,842)
Mid-Cap 1.5x Strategy Fund	7,728,251	767,192	(68,099)	699,093
Inverse Mid-Cap Strategy Fund	1,286,942	2,283	(4,725)	(2,442)
Russell 2000® 1.5x Strategy Fund	6,173,093	215,189	(6,882)	208,307
Russell 2000® Fund	22,516,506	145,978	(34,065)	111,913
Inverse Russell 2000® Strategy Fund	16,066,952	99,031	(13,178)	85,853
Dow Jones Industrial Average® Fund	15,051,796	1,835,257	(146,430)	1,688,827
Government Long Bond 1.2x Strategy Fund	73,300,315	—	(1,679,628)	(1,679,628)
Inverse Government Long Bond Strategy Fund	(23,836,847)	687,480	(5,125)	682,355
High Yield Strategy Fund	19,590,362	162,498	(2,944)	159,554
Inverse High Yield Strategy Fund	4,286,046	8,955	(4,711)	4,244
U.S. Government Money Market Fund	303,760,411	—	—	—

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$1,048,260,258	$888,906,619
S&P 500® Fund	246,694,638	237,920,324
Inverse S&P 500® Strategy Fund	800,000	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	712,717,767	571,136,775
Inverse NASDAQ-100® Strategy Fund	1,000,000	2,600,000
Mid-Cap 1.5x Strategy Fund	11,592,361	8,129,591
Inverse Mid-Cap Strategy Fund	105,000	—
Russell 2000® 1.5x Strategy Fund	313,000	—
Russell 2000® Fund	—	—
Inverse Russell 2000® Strategy Fund	975,000	—
Dow Jones Industrial Average® Fund	13,786,368	19,316,330
Government Long Bond 1.2x Strategy Fund	200,000	11,300,000
High Yield Strategy Fund	10,600,000	7,625,000
Inverse High Yield Strategy Fund	3,570,000	5,360,000
U.S. Government Money Market Fund	—	—

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$982,907,875	$1,004,981,953
Inverse Government Long Bond Strategy Fund	455,508,203	502,077,641

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$286,994,598	$193,260,772	$5,236,221
S&P 500® Fund	134,641,832	201,232,228	2,608,563
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	262,199,437	55,399,070	(595,171)
Mid-Cap 1.5x Strategy Fund	2,906,625	2,788,901	28,461
Dow Jones Industrial Average® Fund	3,493,782	7,992,366	426,490

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expired June 8, 2020. On March 30, 2020, the Board approved increasing the line of credit from $75,000,000 to $150,000,000. On June 8, 2020, the line of credit agreement was renewed at the increased $150,000,000 amount and expires on June 7, 2021. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2020. The Funds did not have any borrowings outstanding under this agreement at September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2020, were as follows:

Fund	Average Daily Balance
Nova Fund	$162
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	14,553
Inverse NASDAQ-100® Strategy Fund	30
Mid-Cap 1.5x Strategy Fund	2,910

Note 11 – Reverse Share Splits

Share Splits

Effective on August 17, 2020, reverse share splits occurred for the following Funds:

Fund	Split Type
Inverse Mid-Cap Strategy Fund	One-for-Five Reverse Split
Inverse Russell 2000® Strategy Fund	One-for-Five Reverse Split
Inverse Government Long Bond Strategy Fund	One-for-Five Reverse Split
High Yield Strategy Fund	One-for-Five Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Inverse Mid-Cap Strategy Fund, the Inverse Russell 2000 Strategy Fund, the Inverse Government Long Bond Strategy Fund and the High Yield Strategy Fund by their respective reverse share split ratios, resulting in a corresponding increase in the NAV. The share transactions presented in the Statement of Changes in Net Assets and the Per Share Data in the Financial Highlights for each of the periods presented prior to the effective date, have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Note 12 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 13 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Guggenheim Long Short Equity Fund (“Long Short Equity Fund”)**	●	Guggenheim Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)**
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	Guggenheim Multi-Hedge Strategies Fund (“Multi-Hedge Strategies Fund”)**	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*

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OTHER INFORMATION (Unaudited)(continued)

●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 Fund
●	S&P 500 Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 18, 2020.

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund (other than the Alternative Funds) (each, a “Tradable Fund” and collectively, the “Tradable Funds”)2 is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct objective performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed objective performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

[2]	Note that the Tradable Funds include the Sector Funds and the Real Estate Fund.

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In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2019, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed performance benchmark for the five-year, three-year and one-year periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2020.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2019, as applicable, noting the Adviser’s view that such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2019, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies

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and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for the Commodities Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of both actively-managed and index-based commodity funds and, for the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of actively-managed emerging markets bond funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2019, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar strategies that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2019, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily a result of the Fund’s fundamental factor tilts and the underperformance of the Fund’s prior investment strategy. The Committee noted management’s statement that the Fund’s high positive allocation to value and short on growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee also noted management’s statement that the Fund employed a momentum-based investment strategy prior to May 31, 2017 that demonstrated bouts of volatility and inconsistencies, which affected long-term performance. The Committee took into account management’s statement that, since 2018, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and adding a macro overlay to better incorporate Guggenheim’s market views. The Committee also took note of improving performance, noting that one-year performance as of March 31, 2020 ranked in the 62nd percentile.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 92nd and 34th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach, resulting in more competitive performance over the three-year and one-year time periods. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings improved to the 76th and 28th percentiles, respectively, and that one-year performance ranked in the 43rd percentile.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

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OTHER INFORMATION (Unaudited)(continued)

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted that Guggenheim generally does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, although the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s total net expense ratio is similar to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar investment strategies, but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (94th percentile) of its peer group. The Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (38th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect once the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr(1) (1946)	Trustee	Since 2019	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley(1) (1946)	Trustee	Since 2019	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III(1) (1946)	Trustee	Since 2019	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-September 2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
(1)	Under the Trust’s Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

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Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

194 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each applicable series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

196 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2020

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RBENF2-SEMI-0920x0321

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® PURE GROWTH FUND	10
S&P 500® PURE VALUE FUND	17
S&P MIDCAP 400® PURE GROWTH FUND	24
S&P MIDCAP 400® PURE VALUE FUND	31
S&P SMALLCAP 600® PURE GROWTH FUND	38
S&P SMALLCAP 600® PURE VALUE FUND	46
EUROPE 1.25x STRATEGY FUND	54
JAPAN 2x STRATEGY FUND	63
STRENGTHENING DOLLAR 2x STRATEGY FUND	71
WEAKENING DOLLAR 2x STRATEGY FUND	79
NOTES TO FINANCIAL STATEMENTS	87
OTHER INFORMATION	102
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	115
LIQUIDITY RISK MANAGEMENT PROGRAM	118

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2020

Dear Shareholder:

The six-month period ended September 30, 2020, concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century, causing a steeper plunge in output and employment in two months than during the first two years of the Great Depression. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in massive asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.

The recovery since the spring has been faster than expected, with consumer confidence holding up due to the temporary nature of layoffs and positive personal income growth thanks to massive fiscal support. However, the outlook for the next several months is more challenging. Fiscal support is fading, so incomes will likely fall in the fourth quarter. Also, colder weather and the reopening of schools make the likelihood of another large COVID wave very high, risking renewed lockdowns and a setback in the recovery. We do not expect a full recovery will be possible until a vaccine has been developed, tested, approved, produced, and administered across the globe. This process will likely take until mid-2021, or possibly longer. As discussed in this shareholder report, these events have had an impact on performance.

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2020.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to the safety and prosperity of our clients, our employees, and our shareholders. Thank you for the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2020

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

Pure Style Funds may not be suitable for all investors. ● The Funds are subject to the risk that large, medium and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole ● Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company. ● The Funds are subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Funds’ inability to buy or sell securities or other financial instruments on that day. In certain circumstances, it may be difficult for the Funds to purchase and sell particular investments within a reasonable time at a fair price. ● Unlike many investment companies, the Funds are not actively “managed.” This means that based on market and economic conditions, the Funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities. ● The Funds are subject to active trading and tracking error risks, which may increase volatility, impact the Funds’ ability to achieve their investment objective and may decrease the Funds’ performance. ● These Funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Securities are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. ● Please read the prospectus for more detailed information regarding these and other risks.

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a Fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

The Weakening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2020

Six months ago, the global COVID-19 pandemic threatened the worst economic downturn since the Great Depression. Faced with the prospect of an economic collapse, policymakers in the U.S. introduced fiscal and monetary policy initiatives that have, for the most part, shored up the U.S. economy, although more stimulus appears to be necessary. These policy initiatives, particularly on the monetary side, have increased market liquidity and lowered borrowing rates, reassuring equity investors that the U.S. Federal Reserve (the “Fed”) would do everything in its power to maintain market stability. For the six months ended September 30, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned 31.31%, briefly surpassing the pre-pandemic peak before giving up gains in September. This increase was in spite of personal and economic hardships imposed by the onset of COVID-19, highlighting the crucial role of policy support.

While the outlook on fiscal policy is contingent on the 2020 presidential election outcome, the monetary policy outlook is far less dependent on it. Our views hold that the Fed will remain accommodative over the next several years. This is in large part owing to recent revisions to the Fed’s policy framework that resulted in a dovish shift in the policy reaction function.

Fed policymakers revised their Statement on Longer-Run Goals and Monetary Policy Strategy in August 2020. Labor market goals now focus on correcting shortfalls in achieving maximum employment, rather than managing deviations from it, which previously included tightening policy when the Fed thought the labor market was too tight. Instead, the Fed will now tolerate the unemployment rate falling below a level they consider to be maximum employment as long as it does not produce unwanted inflation. On inflation policy, the Fed will aim for core inflation to average 2% over an unspecified time period. This allows for inflation readings that are moderately above 2% over shorter horizons to make up for periods when inflation falls below its target.

The practical effect of the revised strategy would likely have meant no rate hikes from 2015–2018, as inflation was never above 2% for a sustained period and a low unemployment rate is now an insufficient justification for raising rates. But the revised statement, and Fed Chair Jerome Powell’s speech at Jackson Hole, which coincided with the release of the new framework, gave no explanation of how the Fed would actually achieve higher inflation, something it could not attain previously with years of short-term rates at zero and trillions of dollars in quantitative easing. A lack of concrete guidance on the overshoot (with no numerical target and no specified time frame) further weakens the policy and the associated response in inflation expectations, which remain lower than the Fed would favor.

We expect the Fed will have a difficult time in reaching its inflation target in the coming years, let alone exceeding it, in part because core inflation lags real gross domestic product growth by about 18 months, meaning that inflation should trend downward over the next several quarters. In addition, elevated unemployment and a high debt burden will weigh on the speed of the recovery. As the last expansion demonstrated, even a strong economy with low unemployment does not necessarily produce inflation in excess of 2%, as many components of inflation are not responsive to interest rates or economic conditions.

Below-target inflation may anchor U.S. Treasury yields at low levels. In the near term, concerns over another COVID-19 wave complicated by the flu season, a slowing pace of improvement in the labor market, a lack of additional fiscal stimulus, and election uncertainty, all suggest low U.S. Treasury yields. In addition, comparatively higher yields in the U.S. should continue to attract capital from abroad, further supporting the market.

For the six-month period ended September 30, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.39%. The return of the MSCI Emerging Markets Index* was 29.36%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.53% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 15.24%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2020

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Nikkei-225 Stock Average Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Pure Growth Index is narrow in focus, containing only those S&P 500 Index companies with strong growth characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation, and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P 500® Pure Value Index is narrow in focus, containing only those S&P 500 Index companies with strong value characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation, and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P MidCap 400® Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong growth characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P MidCap 400® Pure Value Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong value characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong growth characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong value characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

STOXX® Europe 50 Index provides a blue-chip representation of super-sector leaders in Europe. The index covers 50 stocks from developed European countries such as Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

USD or U.S. Dollar Index® (USDX) is an index that determines the relative value of the United States dollar to a basket of foreign currencies. This formulated “basket” of currencies comprises the weighting of six other currencies as follows: euro (EUR), 57.6% + Japanese yen (JPY), 13.6% + pound sterling (GBP), 11.9% + Canadian dollar (CAD), 9.1% + Swedish krona (SEK), 4.2% + Swiss franc (CHF) 3.6%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2020 and ending September 30, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.64%	40.57%	$ 1,000.00	$ 1,405.70	$ 9.89
C-Class	2.39%	40.03%	1,000.00	1,400.30	14.38
H-Class	1.64%	40.56%	1,000.00	1,405.60	9.89
S&P 500® Pure Value Fund
A-Class	1.64%	22.96%	1,000.00	1,229.60	9.17
C-Class	2.40%	22.48%	1,000.00	1,224.80	13.39
H-Class	1.64%	22.94%	1,000.00	1,229.40	9.17
S&P MidCap 400® Pure Growth Fund
A-Class	1.64%	49.45%	1,000.00	1,494.50	10.26
C-Class	2.39%	48.88%	1,000.00	1,488.80	14.91
H-Class	1.64%	49.44%	1,000.00	1,494.40	10.26
S&P MidCap 400® Pure Value Fund
A-Class	1.64%	39.73%	1,000.00	1,397.30	9.86
C-Class	2.40%	39.23%	1,000.00	1,392.30	14.39
H-Class	1.63%	39.73%	1,000.00	1,397.30	9.80
S&P SmallCap 600® Pure Growth Fund
A-Class	1.64%	38.75%	1,000.00	1,387.50	9.82
C-Class	2.39%	38.27%	1,000.00	1,382.70	14.28
H-Class	1.63%	38.73%	1,000.00	1,387.30	9.75
S&P SmallCap 600® Pure Value Fund
A-Class	1.65%	43.97%	1,000.00	1,439.70	10.09
C-Class	2.41%	43.52%	1,000.00	1,435.20	14.71
H-Class	1.63%	44.06%	1,000.00	1,440.60	9.97
Europe 1.25x Strategy Fund
A-Class	1.80%	19.88%	1,000.00	1,198.80	9.92
C-Class	2.57%	19.30%	1,000.00	1,193.00	14.13
H-Class	1.77%	19.90%	1,000.00	1,199.00	9.76
Japan 2x Strategy Fund
A-Class	1.60%	50.74%	1,000.00	1,507.40	10.06
C-Class	2.35%	50.14%	1,000.00	1,501.40	14.74
H-Class	1.60%	50.71%	1,000.00	1,507.10	10.06
Strengthening Dollar 2x Strategy Fund
A-Class	1.87%	(10.03%)	1,000.00	899.70	8.91
C-Class	2.63%	(10.39%)	1,000.00	896.10	12.50
H-Class	1.92%	(10.01%)	1,000.00	899.90	9.14
Weakening Dollar 2x Strategy Fund
A-Class	1.86%	10.25%	1,000.00	1,102.50	9.80
C-Class	2.63%	9.83%	1,000.00	1,098.30	13.83
H-Class	1.86%	10.23%	1,000.00	1,102.30	9.80

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.64%	5.00%	$ 1,000.00	$ 1,016.85	$ 8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
S&P 500® Pure Value Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
S&P MidCap 400® Pure Growth Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
S&P MidCap 400® Pure Value Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
S&P SmallCap 600® Pure Growth Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
S&P SmallCap 600® Pure Value Fund
A-Class	1.65%	5.00%	1,000.00	1,016.80	8.34
C-Class	2.41%	5.00%	1,000.00	1,012.99	12.16
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
Europe 1.25x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Japan 2x Strategy Fund
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Strengthening Dollar 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.69	9.45
C-Class	2.63%	5.00%	1,000.00	1,011.88	13.26
H-Class	1.92%	5.00%	1,000.00	1,015.44	9.70
Weakening Dollar 2x Strategy Fund
A-Class	1.86%	5.00%	1,000.00	1,015.74	9.40
C-Class	2.63%	5.00%	1,000.00	1,011.88	13.26
H-Class	1.86%	5.00%	1,000.00	1,015.74	9.40

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2020 to September 30, 2020.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
ServiceNow, Inc.	2.5%
Facebook, Inc. — Class A	1.7%
Paycom Software, Inc.	1.7%
Adobe, Inc.	1.6%
PayPal Holdings, Inc.	1.6%
DexCom, Inc.	1.6%
PulteGroup, Inc.	1.6%
Lam Research Corp.	1.6%
NVIDIA Corp.	1.5%
MSCI, Inc. — Class A	1.5%
Top Ten Total	16.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	40.57%	18.75%	12.08%	13.26%
A-Class Shares with sales charge‡	33.89%	13.11%	10.99%	12.71%
C-Class Shares	40.03%	17.86%	11.24%	12.41%
C-Class Shares with CDSC§	39.03%	16.86%	11.24%	12.41%
H-Class Shares	40.56%	18.74%	12.07%	13.26%
S&P 500 Pure Growth Index	41.98%	20.87%	13.97%	15.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Technology - 33.2%
ServiceNow, Inc.*	2,780	$1,348,300
Paycom Software, Inc.*	2,949	918,024
Adobe, Inc.*	1,770	868,061
Lam Research Corp.	2,530	839,328
NVIDIA Corp.	1,510	817,242
MSCI, Inc. — Class A	2,199	784,559
Apple, Inc.	6,740	780,559
Teradyne, Inc.	9,600	762,816
Fortinet, Inc.*	6,139	723,236
ANSYS, Inc.*	2,186	715,325
Synopsys, Inc.*	3,240	693,295
Cadence Design Systems, Inc.*	6,180	658,973
KLA Corp.	3,365	651,935
Micron Technology, Inc.*	13,490	633,490
Microsoft Corp.	3,000	630,990
Applied Materials, Inc.	10,100	600,445
salesforce.com, Inc.*	2,327	584,822
Broadcom, Inc.	1,400	510,048
Microchip Technology, Inc.	4,883	501,777
Tyler Technologies, Inc.*	1,378	480,316
Advanced Micro Devices, Inc.*	5,621	460,866
Fiserv, Inc.*	3,790	390,559
QUALCOMM, Inc.	3,140	369,515
Autodesk, Inc.*	1,531	353,676
Take-Two Interactive Software, Inc.*	2,096	346,301
Qorvo, Inc.*	2,667	344,070
Intuit, Inc.	937	305,659
Xerox Holdings Corp.	15,654	293,826
Analog Devices, Inc.	2,270	265,000
Zebra Technologies Corp. — Class A*	990	249,935
Total Technology		17,882,948

Consumer, Non-cyclical - 17.7%
PayPal Holdings, Inc.*	4,399	866,735
DexCom, Inc.*	2,090	861,561
United Rentals, Inc.*	4,224	737,088
Vertex Pharmaceuticals, Inc.*	2,627	714,859
Incyte Corp.*	7,703	691,267
Align Technology, Inc.*	1,865	610,526
MarketAxess Holdings, Inc.	1,108	533,602
Edwards Lifesciences Corp.*	6,325	504,862
Cintas Corp.	1,456	484,601
FleetCor Technologies, Inc.*	1,933	460,247
Moody’s Corp.	1,494	433,036
S&P Global, Inc.	1,029	371,057
IDEXX Laboratories, Inc.*	940	369,523
Estee Lauder Companies, Inc. — Class A	1,620	353,565
ResMed, Inc.	1,990	341,146
Intuitive Surgical, Inc.*	477	338,451
Thermo Fisher Scientific, Inc.	741	327,166
West Pharmaceutical Services, Inc.	1,060	291,394
Catalent, Inc.*	3,000	256,980
Total Consumer, Non-cyclical		9,547,666

Consumer, Cyclical - 15.0%
PulteGroup, Inc.	18,473	855,115
Chipotle Mexican Grill, Inc. — Class A*	605	752,444
Copart, Inc.*	6,466	679,965
DR Horton, Inc.	8,906	673,561
Hilton Worldwide Holdings, Inc.	6,381	544,427
NVR, Inc.*	125	510,390
Domino’s Pizza, Inc.	1,167	496,302
Dollar General Corp.	2,342	490,930
PACCAR, Inc.	5,530	471,598
CarMax, Inc.*	4,626	425,176
Yum! Brands, Inc.	4,310	393,503
AutoZone, Inc.*	287	337,983
Starbucks Corp.	3,930	337,665
O’Reilly Automotive, Inc.*	711	327,828
Ross Stores, Inc.	2,454	229,007
Tiffany & Co.	1,680	194,628
TJX Companies, Inc.	3,386	188,431
Wynn Resorts Ltd.	2,020	145,056
Total Consumer, Cyclical		8,054,009

Industrial - 10.6%
Old Dominion Freight Line, Inc.	3,329	602,283
TransDigm Group, Inc.	1,064	505,528
Teledyne Technologies, Inc.*	1,421	440,808
Masco Corp.	7,995	440,764
Fortune Brands Home & Security, Inc.	4,863	420,747
Kansas City Southern	2,302	416,270
Keysight Technologies, Inc.*	3,697	365,190
L3Harris Technologies, Inc.	2,150	365,156
Northrop Grumman Corp.	1,140	359,659
AMETEK, Inc.	3,062	304,363
Lockheed Martin Corp.	760	291,293
Garmin Ltd.	2,980	282,683
Vulcan Materials Co.	2,030	275,146
Martin Marietta Materials, Inc.	1,050	247,128
Roper Technologies, Inc.	595	235,090
Allegion plc	1,860	183,973
Total Industrial		5,736,081

Communications - 10.0%
Facebook, Inc. — Class A*	3,563	933,150
Netflix, Inc.*	1,398	699,042
Amazon.com, Inc.*	220	692,721
Charter Communications, Inc. — Class A*	1,000	624,340
eBay, Inc.	9,820	511,622
CDW Corp.	3,313	396,003
Etsy, Inc.*	2,720	330,833
Alphabet, Inc. — Class A*	183	268,205
Alphabet, Inc. — Class C*	181	265,997
Motorola Solutions, Inc.	1,619	253,875
Arista Networks, Inc.*	1,132	234,245
Booking Holdings, Inc.*	110	188,175
Total Communications		5,398,208

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P 500® PURE GROWTH FUND

	Shares	Value
Financial - 7.2%
Mastercard, Inc. — Class A	2,140	$723,684
Visa, Inc. — Class A	2,673	534,520
CBRE Group, Inc. — Class A*	10,154	476,933
Equinix, Inc. REIT	615	467,480
Synchrony Financial	17,767	464,963
SBA Communications Corp. REIT	1,297	413,069
Cboe Global Markets, Inc.	3,687	323,497
American Tower Corp. — Class A REIT	1,140	275,572
Western Union Co.	8,740	187,298
Total Financial		3,867,016

Basic Materials - 4.1%
FMC Corp.	5,860	620,633
Sherwin-Williams Co.	750	522,555
Dow, Inc.	10,340	486,497
Air Products & Chemicals, Inc.	1,096	326,454
Celanese Corp. — Class A	2,140	229,943
Total Basic Materials		2,186,082

Energy - 0.9%
ConocoPhillips	7,693	252,638
Hess Corp.	5,250	214,883
Total Energy		467,521

Utilities - 0.7%
NRG Energy, Inc.	12,206	375,212

Total Common Stocks
(Cost $42,175,490)		53,514,743

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$176,229	$176,229
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	73,352	73,352
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	66,750	66,750
Total Repurchase Agreements
(Cost $316,331)		316,331

Total Investments - 100.0%
(Cost $42,491,821)		$53,831,074
Other Assets & Liabilities, net - 0.0%		(17,722)
Total Net Assets - 100.0%		$53,813,352

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$53,514,743	$—	$—	$53,514,743
Repurchase Agreements	—	316,331	—	316,331
Total Assets	$53,514,743	$316,331	$—	$53,831,074

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $42,175,490)	$53,514,743
Repurchase agreements, at value (cost $316,331)	316,331
Cash	2,493
Receivables:
Fund shares sold	8,052,216
Dividends	17,212
Total assets	61,902,995

Liabilities:
Payable for:
Securities purchased	7,877,776
Fund shares redeemed	83,525
Management fees	32,210
Distribution and service fees	16,136
Transfer agent and administrative fees	11,550
Portfolio accounting fees	4,296
Trustees’ fees*	889
Miscellaneous	63,261
Total liabilities	8,089,643
Commitments and contingent liabilities (Note 12)	—
Net assets	$53,813,352

Net assets consist of:
Paid in capital	$44,408,828
Total distributable earnings (loss)	9,404,524
Net assets	$53,813,352

A-Class:
Net assets	$8,343,285
Capital shares outstanding	110,098
Net asset value per share	$75.78
Maximum offering price per share (Net asset value divided by 95.25%)	$79.56

C-Class:
Net assets	$8,799,340
Capital shares outstanding	135,228
Net asset value per share	$65.07

H-Class:
Net assets	$36,670,727
Capital shares outstanding	484,094
Net asset value per share	$75.75

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$196,078
Interest	77
Income from securities lending, net	7
Total investment income	196,162

Expenses:
Management fees	179,959
Distribution and service fees:
A-Class	11,090
C-Class	43,381
H-Class	38,050
Transfer agent and administrative fees	68,606
Registration fees	26,411
Portfolio accounting fees	23,999
Professional fees	17,725
Custodian fees	3,530
Trustees’ fees*	1,181
Miscellaneous	12,301
Total expenses	426,233
Net investment loss	(230,071)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,870,863)
Net realized loss	(1,870,863)
Net change in unrealized appreciation (depreciation) on:
Investments	16,026,576
Net change in unrealized appreciation (depreciation)	16,026,576
Net realized and unrealized gain	14,155,713
Net increase in net assets resulting from operations	$13,925,642

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(230,071)	$(453,701)
Net realized gain (loss) on investments	(1,870,863)	17,941,754
Net change in unrealized appreciation (depreciation) on investments	16,026,576	(22,350,953)
Net increase (decrease) in net assets resulting from operations	13,925,642	(4,862,900)

Distributions to shareholders:
A-Class	—	(584,364)
C-Class	—	(524,964)
H-Class	—	(3,413,894)
Total distributions to shareholders	—	(4,523,222)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,351,388	2,672,682
C-Class	3,243,308	2,747,902
H-Class	73,160,404	238,586,181
Distributions reinvested
A-Class	—	579,514
C-Class	—	521,531
H-Class	—	3,389,391
Cost of shares redeemed
A-Class	(3,534,878)	(9,216,614)
C-Class	(3,155,690)	(5,821,318)
H-Class	(70,863,709)	(292,741,951)
Net increase (decrease) from capital share transactions	200,823	(59,282,682)
Net increase (decrease) in net assets	14,126,465	(68,668,804)

Net assets:
Beginning of period	39,686,887	108,355,691
End of period	$53,813,352	$39,686,887

Capital share activity:
Shares sold
A-Class	19,458	39,759
C-Class	58,279	46,633
H-Class	999,402	3,527,207
Shares issued from reinvestment of distributions
A-Class	—	8,697
C-Class	—	9,061
H-Class	—	50,884
Shares redeemed
A-Class	(51,372)	(141,129)
C-Class	(53,255)	(104,655)
H-Class	(997,392)	(4,350,136)
Net decrease in shares	(24,880)	(913,679)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$53.91	$65.86	$66.50	$57.84	$51.74	$55.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.29)	(.50)	(.36)	(.44)	(.22)
Net gain (loss) on investments (realized and unrealized)	22.16	(8.09)	3.42	12.57	6.56	(2.47)
Total from investment operations	21.87	(8.38)	2.92	12.21	6.12	(2.69)
Less distributions from:
Net realized gains	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Total distributions	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Net asset value, end of period	$75.78	$53.91	$65.86	$66.50	$57.84	$51.74

Total Return[c]	40.57%	(13.76%)	4.88%	21.39%	11.84%	(4.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,343	$7,656	$15,456	$17,254	$15,575	$24,037
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.43%)	(0.75%)	(0.56%)	(0.82%)	(0.41%)
Total expenses	1.64%	1.63%	1.61%	1.53%	1.53%	1.50%
Portfolio turnover rate	147%	282%	177%	215%	184%	290%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$46.47	$57.65	$59.10	$52.13	$46.99	$51.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.69)	(.90)	(.75)	(.77)	(.57)
Net gain (loss) on investments (realized and unrealized)	19.07	(6.92)	3.01	11.27	5.93	(2.25)
Total from investment operations	18.60	(7.61)	2.11	10.52	5.16	(2.82)
Less distributions from:
Net realized gains	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Total distributions	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Net asset value, end of period	$65.07	$46.47	$57.65	$59.10	$52.13	$46.99

Total Return[c]	40.03%	(14.40%)	4.09%	20.50%	10.99%	(5.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,799	$6,050	$10,329	$13,442	$10,951	$17,546
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.18%)	(1.52%)	(1.32%)	(1.57%)	(1.16%)
Total expenses	2.39%	2.38%	2.36%	2.28%	2.27%	2.25%
Portfolio turnover rate	147%	282%	177%	215%	184%	290%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$53.89	$65.84	$66.49	$57.83	$51.73	$55.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.29)	(.53)	(.38)	(.44)	(.18)
Net gain (loss) on investments (realized and unrealized)	22.14	(8.09)	3.44	12.59	6.56	(2.51)
Total from investment operations	21.86	(8.38)	2.91	12.21	6.12	(2.69)
Less distributions from:
Net realized gains	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Total distributions	—	(3.57)	(3.56)	(3.55)	(.02)	(1.42)
Net asset value, end of period	$75.75	$53.89	$65.84	$66.49	$57.83	$51.73

Total Return	40.56%	(13.77%)	4.86%	21.40%	11.84%	(4.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,671	$25,981	$82,570	$109,644	$78,673	$113,223
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.44%)	(0.79%)	(0.59%)	(0.81%)	(0.35%)
Total expenses	1.64%	1.63%	1.61%	1.53%	1.52%	1.51%
Portfolio turnover rate	147%	282%	177%	215%	184%	290%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.5%
Kroger Co.	2.5%
Archer-Daniels-Midland Co.	2.4%
General Motors Co.	2.2%
Ford Motor Co.	2.2%
Gap, Inc.	2.1%
Mosaic Co.	2.0%
Westrock Co.	2.0%
Lennar Corp. — Class A	1.9%
MetLife, Inc.	1.9%
Top Ten Total	22.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	22.96%	(23.26%)	1.46%	7.14%
A-Class Shares with sales charge‡	17.12%	(26.90%)	0.48%	6.62%
C-Class Shares	22.48%	(23.82%)	0.70%	6.34%
C-Class Shares with CDSC§	21.48%	(24.58%)	0.70%	6.34%
H-Class Shares	22.94%	(23.24%)	1.47%	7.14%
S&P 500 Pure Value Index	24.58%	(22.00%)	3.17%	9.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 100.6%

Financial - 33.8%
Berkshire Hathaway, Inc. — Class B*	1,050	$223,587
MetLife, Inc.	3,155	117,271
Prudential Financial, Inc.	1,793	113,891
Unum Group	5,653	95,140
Loews Corp.	2,370	82,358
Lincoln National Corp.	2,622	82,147
Principal Financial Group, Inc.	1,879	75,667
Goldman Sachs Group, Inc.	370	74,359
Invesco Ltd.	6,430	73,366
American International Group, Inc.	2,572	70,807
Morgan Stanley	1,463	70,736
Capital One Financial Corp.	945	67,908
Citizens Financial Group, Inc.	2,533	64,034
Assurant, Inc.	504	61,140
Allstate Corp.	601	56,578
Travelers Companies, Inc.	471	50,958
Citigroup, Inc.	1,136	48,973
People’s United Financial, Inc.	4,708	48,540
Regions Financial Corp.	4,121	47,515
Fifth Third Bancorp	2,158	46,009
Everest Re Group Ltd.	223	44,051
Chubb Ltd.	340	39,481
State Street Corp.	652	38,683
Hartford Financial Services Group, Inc.	1,046	38,556
Bank of New York Mellon Corp.	1,093	37,534
Franklin Resources, Inc.	1,820	37,037
Bank of America Corp.	1,488	35,846
Aflac, Inc.	965	35,078
Zions Bancorp North America	1,098	32,084
KeyCorp	2,562	30,565
Raymond James Financial, Inc.	376	27,358
Globe Life, Inc.	340	27,166
Truist Financial Corp.	674	25,646
Huntington Bancshares, Inc.	2,579	23,649
Comerica, Inc.	606	23,179
Host Hotels & Resorts, Inc. REIT	1,936	20,889
Wells Fargo & Co.	887	20,853
M&T Bank Corp.	217	19,983
Total Financial		2,128,622

Consumer, Non-cyclical - 20.2%
Kroger Co.	4,698	159,309
Archer-Daniels-Midland Co.	3,200	148,768
Corteva, Inc.	3,943	113,598
Centene Corp.*	1,930	112,577
AmerisourceBergen Corp. — Class A	1,155	111,943
McKesson Corp.	668	99,485
CVS Health Corp.	1,649	96,301
Mylan N.V.*	6,014	89,188
Cigna Corp.	470	79,623
Molson Coors Beverage Co. — Class B	2,122	71,214
Perrigo Company plc	1,100	50,501
JM Smucker Co.	426	49,212
Anthem, Inc.	180	48,346
Kraft Heinz Co.	1,398	41,870
Total Consumer, Non-cyclical		1,271,935

Consumer, Cyclical - 19.0%
General Motors Co.	4,760	140,848
Ford Motor Co.	20,854	138,888
Gap, Inc.	7,759	132,136
Lennar Corp. — Class A	1,477	120,641
L Brands, Inc.	3,393	107,931
Whirlpool Corp.	579	106,472
Best Buy Company, Inc.	581	64,660
Walgreens Boots Alliance, Inc.	1,749	62,824
PVH Corp.	977	58,268
Mohawk Industries, Inc.*	550	53,675
BorgWarner, Inc.	1,289	49,936
American Airlines Group, Inc.[1]	3,632	44,637
United Airlines Holdings, Inc.*	898	31,206
Delta Air Lines, Inc.	867	26,513
Alaska Air Group, Inc.	680	24,908
Carnival Corp.[1]	1,496	22,709
Norwegian Cruise Line Holdings Ltd.*,1	608	10,403
Total Consumer, Cyclical		1,196,655

Energy - 9.4%
Baker Hughes Co.	7,401	98,360
Marathon Petroleum Corp.	3,037	89,106
Concho Resources, Inc.	1,328	58,591
Valero Energy Corp.	1,237	53,587
HollyFrontier Corp.	2,303	45,392
Marathon Oil Corp.	9,270	37,914
Devon Energy Corp.	3,400	32,164
Chevron Corp.	441	31,752
Diamondback Energy, Inc.	1,046	31,506
Halliburton Co.	2,464	29,691
Exxon Mobil Corp.	776	26,640
TechnipFMC plc	3,788	23,902
Kinder Morgan, Inc.	1,903	23,464
Occidental Petroleum Corp.	1,351	13,523
Total Energy		595,592

Basic Materials - 6.9%
Mosaic Co.	7,055	128,895
DuPont de Nemours, Inc.	1,762	97,756
Newmont Corp.	990	62,815
Nucor Corp.	1,311	58,811
Eastman Chemical Co.	601	46,950
International Paper Co.	994	40,297
Total Basic Materials		435,524

Industrial - 4.1%
Westrock Co.	3,650	126,801
FedEx Corp.	338	85,014
Textron, Inc.	1,319	47,602
Total Industrial		259,417

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P 500® PURE VALUE FUND

	Shares	Value
Communications - 3.1%
News Corp. — Class A	6,237	$87,443
DISH Network Corp. — Class A*	1,476	42,848
AT&T, Inc.	1,227	34,982
News Corp. — Class B	1,958	27,373
Total Communications		192,646

Technology - 2.2%
Hewlett Packard Enterprise Co.	5,787	54,224
DXC Technology Co.	2,518	44,946
HP, Inc.	1,952	37,069
Total Technology		136,239

Utilities - 1.9%
Exelon Corp.	1,344	48,062
Duke Energy Corp.	414	36,664
CenterPoint Energy, Inc.	1,735	33,572
Total Utilities		118,298

Total Common Stocks
(Cost $5,092,059)		6,334,928

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$17,365	$17,365
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	7,228	7,228
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	6,578	6,578
Total Repurchase Agreements
(Cost $31,171)		31,171

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	59,193	59,193
Total Securities Lending Collateral
(Cost $59,193)		59,193

Total Investments - 102.0%
(Cost $5,182,423)		$6,425,292
Other Assets & Liabilities, net - (2.0)%		(127,174)
Total Net Assets - 100.0%		$6,298,118

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,334,928	$—	$—	$6,334,928
Repurchase Agreements	—	31,171	—	31,171
Securities Lending Collateral	59,193	—	—	59,193
Total Assets	$6,394,121	$31,171	$—	$6,425,292

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $58,312 of securities loaned (cost $5,151,252)	$6,394,121
Repurchase agreements, at value (cost $31,171)	31,171
Receivables:
Dividends	9,943
Fund shares sold	646
Securities lending income	21
Total assets	6,435,902

Liabilities:
Payable for:
Return of securities lending collateral	59,193
Fund shares redeemed	53,557
Management fees	4,943
Registration fees	4,285
Distribution and service fees	2,356
Transfer agent and administrative fees	1,772
Portfolio accounting fees	659
Trustees’ fees*	203
Miscellaneous	10,816
Total liabilities	137,784
Commitments and contingent liabilities (Note 12)	—
Net assets	$6,298,118

Net assets consist of:
Paid in capital	$18,478,696
Total distributable earnings (loss)	(12,180,578)
Net assets	$6,298,118

A-Class:
Net assets	$1,569,610
Capital shares outstanding	26,237
Net asset value per share	$59.82
Maximum offering price per share (Net asset value divided by 95.25%)	$62.80

C-Class:
Net assets	$1,102,509
Capital shares outstanding	21,895
Net asset value per share	$50.35

H-Class:
Net assets	$3,625,999
Capital shares outstanding	60,348
Net asset value per share	$60.08

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$156,953
Interest	22
Income from securities lending, net	1,495
Total investment income	158,470

Expenses:
Management fees	44,756
Distribution and service fees:
A-Class	2,293
C-Class	6,342
H-Class	11,040
Transfer agent and administrative fees	17,165
Registration fees	6,568
Portfolio accounting fees	5,969
Professional fees	4,597
Custodian fees	901
Trustees’ fees*	327
Line of credit fees	57
Miscellaneous	2,593
Total expenses	102,608
Net investment income	55,862

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,938,215)
Net realized loss	(7,938,215)
Net change in unrealized appreciation (depreciation) on:
Investments	4,866,515
Net change in unrealized appreciation (depreciation)	4,866,515
Net realized and unrealized loss	(3,071,700)
Net decrease in net assets resulting from operations	$(3,015,838)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$55,862	$504,854
Net realized gain (loss) on investments	(7,938,215)	1,699,354
Net change in unrealized appreciation (depreciation) on investments	4,866,515	(8,983,225)
Net decrease in net assets resulting from operations	(3,015,838)	(6,779,017)

Distributions to shareholders:
A-Class	—	(35,656)
C-Class	—	(34,327)
H-Class	—	(345,333)
Total distributions to shareholders	—	(415,316)

Capital share transactions:
Proceeds from sale of shares
A-Class	134,338	1,349,084
C-Class	81,652	8,884,403
H-Class	97,227,818	97,623,692
Distributions reinvested
A-Class	—	34,706
C-Class	—	32,664
H-Class	—	344,762
Cost of shares redeemed
A-Class	(669,611)	(2,191,323)
C-Class	(583,725)	(9,179,384)
H-Class	(95,335,325)	(130,456,068)
Net increase (decrease) from capital share transactions	855,147	(33,557,464)
Net decrease in net assets	(2,160,691)	(40,751,797)

Net assets:
Beginning of period	8,458,809	49,210,606
End of period	$6,298,118	$8,458,809

Capital share activity:
Shares sold
A-Class	2,206	17,823
C-Class	1,710	137,298
H-Class	1,568,431	1,239,820
Shares issued from reinvestment of distributions
A-Class	—	428
C-Class	—	475
H-Class	—	4,229
Shares redeemed
A-Class	(11,241)	(29,223)
C-Class	(11,946)	(141,719)
H-Class	(1,619,036)	(1,700,575)
Net decrease in shares	(69,876)	(471,444)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$48.65	$76.07	$83.46	$76.42	$66.03	$72.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	1.02	.85	.60	.55	.73
Net gain (loss) on investments (realized and unrealized)	10.84 [e]	(27.62)	(2.17)	7.41	10.52	(4.63)
Total from investment operations	11.17	(26.60)	(1.32)	8.01	11.07	(3.90)
Less distributions from:
Net investment income	—	(.82)	(1.14)	(.27)	(.68)	(.98)
Net realized gains	—	—	(4.93)	(.70)	—	(1.63)
Total distributions	—	(.82)	(6.07)	(.97)	(.68)	(2.61)
Net asset value, end of period	$59.82	$48.65	$76.07	$83.46	$76.42	$66.03

Total Return[c]	22.96%	(35.38%)	(1.26%)	10.48%	16.80%	(5.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,570	$1,716	$3,518	$6,108	$6,686	$11,135
Ratios to average net assets:
Net investment income (loss)	1.16%	1.32%	1.01%	0.74%	0.79%	1.08%
Total expenses	1.64%	1.63%	1.61%	1.53%	1.53%	1.50%
Portfolio turnover rate	1,030%	254%	190%	252%	321%	365%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$41.11	$64.87	$72.64	$67.13	$58.51	$65.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.12	(.03)	(.01)	.17
Net gain (loss) on investments (realized and unrealized)	9.14 [e]	(23.11)	(1.82)	6.51	9.31	(4.13)
Total from investment operations	9.24	(22.94)	(1.70)	6.48	9.30	(3.96)
Less distributions from:
Net investment income	—	(.82)	(1.14)	(.27)	(.68)	(.98)
Net realized gains	—	—	(4.93)	(.70)	—	(1.63)
Total distributions	—	(.82)	(6.07)	(.97)	(.68)	(2.61)
Net asset value, end of period	$50.35	$41.11	$64.87	$72.64	$67.13	$58.51

Total Return[c]	22.48%	(35.87%)	(2.00%)	9.66%	15.94%	(6.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,103	$1,321	$2,340	$4,058	$3,913	$3,550
Ratios to average net assets:
Net investment income (loss)	0.42%	0.26%	0.17%	(0.05%)	(0.01%)	0.28%
Total expenses	2.40%	2.38%	2.36%	2.28%	2.28%	2.25%
Portfolio turnover rate	1,030%	254%	190%	252%	321%	365%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$48.87	$76.39	$83.78	$76.71	$66.28	$72.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.96	.81	.57	.59	.80
Net gain (loss) on investments (realized and unrealized)	10.93 [e]	(27.66)	(2.13)	7.47	10.52	(4.72)
Total from investment operations	11.21	(26.70)	(1.32)	8.04	11.11	(3.92)
Less distributions from:
Net investment income	—	(.82)	(1.14)	(.27)	(.68)	(.98)
Net realized gains	—	—	(4.93)	(.70)	—	(1.63)
Total distributions	—	(.82)	(6.07)	(.97)	(.68)	(2.61)
Net asset value, end of period	$60.08	$48.87	$76.39	$83.78	$76.71	$66.28

Total Return	22.94%	(35.38%)	(1.25%)	10.48%	16.81%	(5.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,626	$5,422	$43,352	$59,536	$55,613	$70,983
Ratios to average net assets:
Net investment income (loss)	0.96%	1.22%	0.97%	0.70%	0.83%	1.17%
Total expenses	1.64%	1.63%	1.61%	1.53%	1.53%	1.50%
Portfolio turnover rate	1,030%	254%	190%	252%	321%	365%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 2:1 share split effective October 28, 2016.
[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
SolarEdge Technologies, Inc.	4.8%
RH	3.3%
Generac Holdings, Inc.	3.1%
Paylocity Holding Corp.	2.6%
Repligen Corp.	2.4%
TopBuild Corp.	2.3%
Boston Beer Company, Inc. — Class A	2.2%
Axon Enterprise, Inc.	2.0%
Essent Group Ltd.	1.9%
Trex Company, Inc.	1.8%
Top Ten Total	26.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	49.45%	17.81%	5.67%	9.02%
A-Class Shares with sales charge‡	42.35%	12.21%	4.65%	8.49%
C-Class Shares	48.88%	16.92%	4.88%	8.20%
C-Class Shares with CDSC§	47.88%	15.92%	4.88%	8.20%
H-Class Shares	49.44%	17.81%	5.67%	9.02%
S&P MidCap 400 Pure Growth Index	50.81%	19.61%	7.29%	10.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 24.9%
Paylocity Holding Corp.*	11,090	$1,790,148
Repligen Corp.*	11,300	1,667,202
Boston Beer Company, Inc. — Class A*	1,710	1,510,546
Penumbra, Inc.*	5,770	1,121,573
Medpace Holdings, Inc.*	9,280	1,037,040
Quidel Corp.*	4,600	1,009,148
Exelixis, Inc.*	38,680	945,726
Arrowhead Pharmaceuticals, Inc.*	17,590	757,425
Masimo Corp.*	3,199	755,156
FTI Consulting, Inc.*	6,730	713,178
Charles River Laboratories International, Inc.*	2,840	643,118
Bio-Techne Corp.	2,530	626,757
LHC Group, Inc.*	2,870	610,047
Ligand Pharmaceuticals, Inc. — Class B*,1	6,380	608,142
Amedisys, Inc.*	2,470	583,982
Syneos Health, Inc.*	10,630	565,091
PRA Health Sciences, Inc.*	5,151	522,517
WEX, Inc.*	3,690	512,799
Chemed Corp.	951	456,813
ICU Medical, Inc.*	1,640	299,726
Sanderson Farms, Inc.	2,360	278,409
Brink’s Co.	3,550	145,870
Total Consumer, Non-cyclical		17,160,413

Industrial - 24.3%
Generac Holdings, Inc.*	11,040	2,137,786
TopBuild Corp.*	9,270	1,582,296
Axon Enterprise, Inc.*	14,910	1,352,337
Trex Company, Inc.*	17,030	1,219,348
Universal Display Corp.	6,030	1,089,862
Mercury Systems, Inc.*	13,260	1,027,119
Jabil, Inc.	26,200	897,612
MasTec, Inc.*	17,990	759,178
Knight-Swift Transportation Holdings, Inc.	18,650	759,055
Timken Co.	12,360	670,159
Tetra Tech, Inc.	6,920	660,860
Carlisle Companies, Inc.	5,110	625,311
Cognex Corp.	8,300	540,330
KBR, Inc.	23,830	532,839
Hubbell, Inc.	3,620	495,361
Woodward, Inc.	5,370	430,459
Nordson Corp.	2,230	427,758
Coherent, Inc.*	3,420	379,381
Hexcel Corp.	9,540	320,067
Lincoln Electric Holdings, Inc.	3,400	312,936
Eagle Materials, Inc.	3,280	283,130
Clean Harbors, Inc.*	4,400	246,532
Total Industrial		16,749,716

Consumer, Cyclical - 22.1%
RH*	6,030	2,307,199
Lithia Motors, Inc. — Class A	4,690	1,069,039
Wingstop, Inc.	7,140	975,681
Scientific Games Corp. — Class A*	27,425	957,407
Scotts Miracle-Gro Co. — Class A	5,750	879,233
Caesars Entertainment, Inc.*	14,404	807,488
Five Below, Inc.*	6,350	806,450
Casey’s General Stores, Inc.	4,490	797,648
Dunkin’ Brands Group, Inc.	8,550	700,330
Fox Factory Holding Corp.*	9,150	680,119
Pool Corp.	1,917	641,313
Marriott Vacations Worldwide Corp.	6,651	603,977
Skechers USA, Inc. — Class A*	18,110	547,284
Churchill Downs, Inc.	3,281	537,494
Deckers Outdoor Corp.*	2,330	512,623
Boyd Gaming Corp.	15,910	488,278
Tempur Sealy International, Inc.*	3,880	346,057
Polaris, Inc.	3,640	343,398
Toro Co.	3,930	329,923
Wyndham Hotels & Resorts, Inc.	6,278	317,039
Gentex Corp.	12,020	309,515
Herman Miller, Inc.	8,260	249,122
Total Consumer, Cyclical		15,206,617

Technology - 10.0%
Monolithic Power Systems, Inc.	3,320	928,305
MKS Instruments, Inc.	8,490	927,363
Cabot Microelectronics Corp.	6,360	908,272
Fair Isaac Corp.*	2,061	876,708
Lumentum Holdings, Inc.*	9,830	738,528
J2 Global, Inc.*	7,511	519,911
CACI International, Inc. — Class A*	2,390	509,452
Manhattan Associates, Inc.*	5,230	499,413
Qualys, Inc.*	4,330	424,383
Perspecta, Inc.	19,590	381,026
ACI Worldwide, Inc.*	8,236	215,207
Total Technology		6,928,568

Financial - 8.3%
Essent Group Ltd.	35,610	1,317,926
LendingTree, Inc.*,1	3,350	1,028,082
RenaissanceRe Holdings Ltd.	5,710	969,215
Rexford Industrial Realty, Inc. REIT	13,480	616,845
Cousins Properties, Inc. REIT	19,700	563,223
Brown & Brown, Inc.	12,160	550,483
Primerica, Inc.	3,691	417,600
EastGroup Properties, Inc. REIT	2,170	280,646
Total Financial		5,744,020

Energy - 6.8%
SolarEdge Technologies, Inc.*	13,750	3,277,312
Murphy USA, Inc.*	7,710	988,962
WPX Energy, Inc.*	87,960	431,004
Total Energy		4,697,278

Basic Materials - 1.6%
Reliance Steel & Aluminum Co.	6,590	672,443
Royal Gold, Inc.	3,510	421,797
Total Basic Materials		1,094,240

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
Communications - 1.3%
Cable One, Inc.	470	$886,152

Total Common Stocks
(Cost $55,181,487)		68,467,004

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$183,481	183,481
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	76,370	76,370
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	69,496	69,496
Total Repurchase Agreements
(Cost $329,347)		329,347

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	736,110	$736,110
Total Securities Lending Collateral
(Cost $736,110)		736,110

Total Investments - 100.9%
(Cost $56,246,944)		$69,532,461
Other Assets & Liabilities, net - (0.9)%		(620,119)
Total Net Assets - 100.0%		$68,912,342

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,467,004	$—	$—	$68,467,004
Repurchase Agreements	—	329,347	—	329,347
Securities Lending Collateral	736,110	—	—	736,110
Total Assets	$69,203,114	$329,347	$—	$69,532,461

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $722,079 of securities loaned (cost $55,917,597)	$69,203,114
Repurchase agreements, at value (cost $329,347)	329,347
Cash	1,397
Receivables:
Fund shares sold	20,003,015
Dividends	10,438
Securities lending income	135
Total assets	89,547,446

Liabilities:
Payable for:
Securities purchased	19,694,417
Return of securities lending collateral	736,110
Fund shares redeemed	76,916
Management fees	33,263
Distribution and service fees	14,749
Transfer agent and administrative fees	11,928
Portfolio accounting fees	4,436
Trustees’ fees*	885
Miscellaneous	62,400
Total liabilities	20,635,104
Commitments and contingent liabilities (Note 12)	—
Net assets	$68,912,342

Net assets consist of:
Paid in capital	$62,805,247
Total distributable earnings (loss)	6,107,095
Net assets	$68,912,342

A-Class:
Net assets	$7,315,926
Capital shares outstanding	144,957
Net asset value per share	$50.47
Maximum offering price per share (Net asset value divided by 95.25%)	$52.99

C-Class:
Net assets	$6,110,834
Capital shares outstanding	145,702
Net asset value per share	$41.94

H-Class:
Net assets	$55,485,582
Capital shares outstanding	1,097,834
Net asset value per share	$50.54

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$169,478
Interest	94
Income from securities lending, net	1,766
Total investment income	171,338

Expenses:
Management fees	202,823
Distribution and service fees:
A-Class	8,258
C-Class	27,275
H-Class	52,531
Transfer agent and administrative fees	76,181
Registration fees	29,767
Portfolio accounting fees	27,048
Professional fees	18,687
Custodian fees	3,783
Trustees’ fees*	1,260
Line of credit fees	19
Miscellaneous	15,813
Total expenses	463,445
Net investment loss	(292,107)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,183,524)
Net realized loss	(2,183,524)
Net change in unrealized appreciation (depreciation) on:
Investments	20,163,613
Net change in unrealized appreciation (depreciation)	20,163,613
Net realized and unrealized gain	17,980,089
Net increase in net assets resulting from operations	$17,687,982

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(292,107)	$(417,707)
Net realized gain (loss) on investments	(2,183,524)	6,126,223
Net change in unrealized appreciation (depreciation) on investments	20,163,613	(18,577,132)
Net increase (decrease) in net assets resulting from operations	17,687,982	(12,868,616)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,185,025	2,320,669
C-Class	1,063,265	734,313
H-Class	154,689,836	57,910,692
Cost of shares redeemed
A-Class	(1,793,971)	(6,586,092)
C-Class	(880,056)	(3,685,518)
H-Class	(140,399,985)	(68,683,226)
Net increase (decrease) from capital share transactions	14,864,114	(17,989,162)
Net increase (decrease) in net assets	32,552,096	(30,857,778)

Net assets:
Beginning of period	36,360,246	67,218,024
End of period	$68,912,342	$36,360,246

Capital share activity:
Shares sold
A-Class	50,388	52,212
C-Class	27,897	19,823
H-Class	3,358,475	1,345,912
Shares redeemed
A-Class	(40,347)	(150,079)
C-Class	(22,648)	(102,639)
H-Class	(3,084,130)	(1,565,661)
Net increase (decrease) in shares	289,635	(400,432)

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$33.77	$45.88	$54.96	$50.84	$46.51	$53.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.32)	(.30)	(.41)	(.34)	(.36)
Net gain (loss) on investments (realized and unrealized)	16.94	(11.79)	(2.39)	8.09	5.41	(4.48)
Total from investment operations	16.70	(12.11)	(2.69)	7.68	5.07	(4.84)
Less distributions from:
Net realized gains	—	—	(6.39)	(3.56)	(.74)	(2.51)
Total distributions	—	—	(6.39)	(3.56)	(.74)	(2.51)
Net asset value, end of period	$50.47	$33.77	$45.88	$54.96	$50.84	$46.51

Total Return[c]	49.45%	(26.39%)	(4.19%)	15.33%	10.98%	(9.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,316	$4,556	$10,681	$11,327	$16,269	$29,017
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(0.72%)	(0.59%)	(0.77%)	(0.71%)	(0.71%)
Total expenses	1.64%	1.63%	1.62%	1.53%	1.52%	1.50%
Portfolio turnover rate	246%	190%	165%	160%	127%	143%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$28.17	$38.56	$47.66	$44.83	$41.41	$48.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.54)	(.62)	(.71)	(.61)	(.66)
Net gain (loss) on investments (realized and unrealized)	14.11	(9.85)	(2.09)	7.10	4.77	(4.02)
Total from investment operations	13.77	(10.39)	(2.71)	6.39	4.16	(4.68)
Less distributions from:
Net realized gains	—	—	(6.39)	(3.56)	(.74)	(2.51)
Total distributions	—	—	(6.39)	(3.56)	(.74)	(2.51)
Net asset value, end of period	$41.94	$28.17	$38.56	$47.66	$44.83	$41.41

Total Return[c]	48.88%	(26.95%)	(4.90%)	14.47%	10.16%	(9.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,111	$3,956	$8,609	$14,046	$15,049	$20,279
Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.47%)	(1.37%)	(1.49%)	(1.44%)	(1.46%)
Total expenses	2.39%	2.38%	2.36%	2.28%	2.27%	2.25%
Portfolio turnover rate	246%	190%	165%	160%	127%	143%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$33.82	$45.94	$55.03	$50.89	$46.56	$53.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.31)	(.34)	(.40)	(.33)	(.36)
Net gain (loss) on investments (realized and unrealized)	16.94	(11.81)	(2.36)	8.10	5.40	(4.48)
Total from investment operations	16.72	(12.12)	(2.70)	7.70	5.07	(4.84)
Less distributions from:
Net realized gains	—	—	(6.39)	(3.56)	(.74)	(2.51)
Total distributions	—	—	(6.39)	(3.56)	(.74)	(2.51)
Net asset value, end of period	$50.54	$33.82	$45.94	$55.03	$50.89	$46.56

Total Return	49.44%	(26.38%)	(4.19%)	15.32%	10.99%	(9.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,486	$27,848	$47,929	$73,714	$78,373	$94,915
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.71%)	(0.64%)	(0.74%)	(0.68%)	(0.71%)
Total expenses	1.64%	1.63%	1.61%	1.53%	1.53%	1.50%
Portfolio turnover rate	246%	190%	165%	160%	127%	143%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Penn National Gaming, Inc.	4.2%
CNX Resources Corp.	2.9%
Genworth Financial, Inc. — Class A	2.7%
Patterson Companies, Inc.	2.6%
AutoNation, Inc.	2.5%
SYNNEX Corp.	2.5%
Delphi Technologies plc	2.3%
BJ’s Wholesale Club Holdings, Inc.	2.2%
Ryder System, Inc.	2.2%
Arrow Electronics, Inc.	2.1%
Top Ten Total	26.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	39.73%	(14.37%)	2.36%	5.67%
A-Class Shares with sales charge‡	33.10%	(18.43%)	1.36%	5.16%
C-Class Shares	39.23%	(15.03%)	1.59%	4.87%
C-Class Shares with CDSC§	38.23%	(15.88%)	1.59%	4.87%
H-Class Shares	39.73%	(14.39%)	2.35%	5.66%
S&P MidCap 400 Pure Value Index	41.82%	(12.06%)	4.59%	8.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 33.3%
Penn National Gaming, Inc.*	2,635	$191,564
AutoNation, Inc.*	2,143	113,429
Delphi Technologies plc*	6,376	106,543
BJ’s Wholesale Club Holdings, Inc.*	2,426	100,800
Thor Industries, Inc.	932	88,782
Taylor Morrison Home Corp. — Class A*	3,521	86,582
TRI Pointe Group, Inc.*	4,714	85,512
Kohl’s Corp.	4,523	83,811
Dana, Inc.	6,610	81,435
Goodyear Tire & Rubber Co.	10,043	77,030
Lear Corp.	658	71,755
Dick’s Sporting Goods, Inc.	1,081	62,568
Adient plc*	3,371	58,419
World Fuel Services Corp.	2,489	52,742
Foot Locker, Inc.	1,439	47,530
American Eagle Outfitters, Inc.	2,902	42,979
Univar Solutions, Inc.*	2,504	42,268
JetBlue Airways Corp.*	3,496	39,610
Urban Outfitters, Inc.*	1,688	35,127
Nordstrom, Inc.[1]	2,640	31,469
KAR Auction Services, Inc.	2,158	31,075
Total Consumer, Cyclical		1,531,030

Financial - 21.9%
Genworth Financial, Inc. — Class A*	37,623	126,037
Brighthouse Financial, Inc.*	3,240	87,188
CNO Financial Group, Inc.	5,280	84,691
Jefferies Financial Group, Inc.	3,501	63,018
Reinsurance Group of America, Inc. — Class A	506	48,166
Janus Henderson Group plc	1,930	41,920
Kemper Corp.	626	41,836
Mercury General Corp.	981	40,584
GEO Group, Inc. REIT	3,442	39,032
Umpqua Holdings Corp.	3,550	37,701
Old Republic International Corp.	2,335	34,418
Bank OZK	1,528	32,577
FNB Corp.	4,711	31,940
Navient Corp.	3,605	30,462
Associated Banc-Corp.	2,380	30,036
Park Hotels & Resorts, Inc. REIT	2,346	23,437
Sterling Bancorp	2,220	23,354
PacWest Bancorp	1,363	23,280
Alliance Data Systems Corp.	512	21,494
First Horizon National Corp.	2,188	20,633
Wintrust Financial Corp.	510	20,425
Hancock Whitney Corp.	981	18,453
Pinnacle Financial Partners, Inc.	501	17,831
Pebblebrook Hotel Trust REIT	1,412	17,692
Texas Capital Bancshares, Inc.*	564	17,557
Valley National Bancorp	2,549	17,461
TCF Financial Corp.	621	14,506
Total Financial		1,005,729

Industrial - 17.0%
SYNNEX Corp.	808	113,169
Ryder System, Inc.	2,381	100,574
Arrow Electronics, Inc.*	1,214	95,493
Avnet, Inc.	3,092	79,897
AECOM*	1,631	68,241
Dycom Industries, Inc.*	1,078	56,940
Greif, Inc. — Class A	1,321	47,833
II-VI, Inc.*	993	40,276
Terex Corp.	2,054	39,765
Regal Beloit Corp.	423	39,707
Trinity Industries, Inc.	2,010	39,195
XPO Logistics, Inc.*	391	33,102
Worthington Industries, Inc.	656	26,752
Total Industrial		780,944

Consumer, Non-cyclical - 10.4%
Patterson Companies, Inc.	5,046	121,634
ManpowerGroup, Inc.	1,018	74,650
Avis Budget Group, Inc.*	2,249	59,194
Molina Healthcare, Inc.*	236	43,197
Sprouts Farmers Market, Inc.*	1,886	39,474
TreeHouse Foods, Inc.*	939	38,058
Graham Holdings Co. — Class B	78	31,520
Acadia Healthcare Company, Inc.*	933	27,505
Tenet Healthcare Corp.*	932	22,843
Adtalem Global Education, Inc.*	842	20,663
Total Consumer, Non-cyclical		478,738

Basic Materials - 8.6%
United States Steel Corp.[1]	12,071	88,601
Domtar Corp.	3,050	80,124
Commercial Metals Co.	3,383	67,592
Olin Corp.	5,378	66,580
Chemours Co.	2,704	56,540
Minerals Technologies, Inc.	712	36,383
Total Basic Materials		395,820

Energy - 5.8%
CNX Resources Corp.*	14,301	135,002
Equities Corp.	6,995	90,445
Antero Midstream Corp.	7,235	38,852
Total Energy		264,299

Communications - 1.9%
Telephone & Data Systems, Inc.	4,757	87,719

Technology - 0.6%
NetScout Systems, Inc.*	1,354	29,558

Total Common Stocks
(Cost $3,854,681)		4,573,837

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P MIDCAP 400® PURE VALUE FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$19,141	$19,141
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	7,967	7,967
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	7,250	7,250
Total Repurchase Agreements
(Cost $34,358)		34,358

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	92,111	$92,111
Total Securities Lending Collateral
(Cost $92,111)		92,111

Total Investments - 102.2%
(Cost $3,981,150)		$4,700,306
Other Assets & Liabilities, net - (2.2)%		(102,822)
Total Net Assets - 100.0%		$4,597,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,573,837	$—	$—	$4,573,837
Repurchase Agreements	—	34,358	—	34,358
Securities Lending Collateral	92,111	—	—	92,111
Total Assets	$4,665,948	$34,358	$—	$4,700,306

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $87,852 of securities loaned (cost $3,946,792)	$4,665,948
Repurchase agreements, at value (cost $34,358)	34,358
Receivables:
Fund shares sold	90,325
Dividends	6,051
Securities lending income	38
Total assets	4,796,720

Liabilities:
Payable for:
Return of securities lending collateral	92,111
Securities purchased	88,798
Management fees	6,566
Distribution and service fees	2,474
Transfer agent and administrative fees	2,354
Portfolio accounting fees	876
Trustees’ fees*	80
Fund shares redeemed	31
Miscellaneous	5,946
Total liabilities	199,236
Commitments and contingent liabilities (Note 12)	—
Net assets	$4,597,484

Net assets consist of:
Paid in capital	$8,750,703
Total distributable earnings (loss)	(4,153,219)
Net assets	$4,597,484

A-Class:
Net assets	$834,028
Capital shares outstanding	19,551
Net asset value per share	$42.66
Maximum offering price per share (Net asset value divided by 95.25%)	$44.79

C-Class:
Net assets	$520,824
Capital shares outstanding	14,070
Net asset value per share	$37.02

H-Class:
Net assets	$3,242,632
Capital shares outstanding	76,135
Net asset value per share	$42.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$50,216
Interest	9
Income from securities lending, net	919
Total investment income	51,144

Expenses:
Management fees	17,858
Distribution and service fees:
A-Class	1,054
C-Class	3,105
H-Class	4,123
Transfer agent and administrative fees	6,693
Registration fees	2,621
Portfolio accounting fees	2,382
Professional fees	1,653
Custodian fees	337
Trustees’ fees*	124
Line of credit fees	9
Miscellaneous	1,336
Total expenses	41,295
Net investment income	9,849

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,029,382)
Net realized loss	(2,029,382)
Net change in unrealized appreciation (depreciation) on:
Investments	1,567,609
Net change in unrealized appreciation (depreciation)	1,567,609
Net realized and unrealized loss	(461,773)
Net decrease in net assets resulting from operations	$(451,924)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,849	$53,489
Net realized gain (loss) on investments	(2,029,382)	93,505
Net change in unrealized appreciation (depreciation) on investments	1,567,609	(2,510,628)
Net decrease in net assets resulting from operations	(451,924)	(2,363,634)

Capital share transactions:
Proceeds from sale of shares
A-Class	183,727	2,888,368
C-Class	147,818	801,208
H-Class	44,795,663	151,848,364
Cost of shares redeemed
A-Class	(376,313)	(2,875,817)
C-Class	(593,959)	(1,579,032)
H-Class	(42,183,652)	(159,616,730)
Net increase (decrease) from capital share transactions	1,973,284	(8,533,639)
Net increase (decrease) in net assets	1,521,360	(10,897,273)

Net assets:
Beginning of period	3,076,124	13,973,397
End of period	$4,597,484	$3,076,124

Capital share activity:
Shares sold
A-Class	4,467	56,905
C-Class	4,194	22,021
H-Class	1,029,172	2,970,212
Shares redeemed
A-Class	(9,465)	(55,665)
C-Class	(16,758)	(36,039)
H-Class	(1,006,141)	(3,129,154)
Net increase (decrease) in shares	5,469	(171,720)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.53	$51.62	$53.32	$51.39	$42.43	$45.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.34	(.04)	.02	(.08)	.16
Net gain (loss) on investments (realized and unrealized)	12.05 [d]	(21.43)	(.17)	2.89	9.14	(3.30)
Total from investment operations	12.13	(21.09)	(.21)	2.91	9.06	(3.14)
Less distributions from:
Net investment income	—	—	(.02)	—	(.10)	(.11)
Net realized gains	—	—	(1.47)	(.98)	—	—
Total distributions	—	—	(1.49)	(.98)	(.10)	(.11)
Net asset value, end of period	$42.66	$30.53	$51.62	$53.32	$51.39	$42.43

Total Return[c]	39.73%	(40.86%)	(0.16%)	5.63%	21.34%	(6.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$834	$749	$1,203	$1,084	$2,957	$4,775
Ratios to average net assets:
Net investment income (loss)	0.39%	0.68%	(0.07%)	0.03%	(0.17%)	0.39%
Total expenses	1.64%	1.63%	1.62%	1.54%	1.53%	1.50%
Portfolio turnover rate	1,269%	993%	558%	506%	628%	493%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$26.59	$45.31	$47.35	$46.08	$38.33	$41.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.05)	(.41)	(.29)	(.36)	(.12)
Net gain (loss) on investments (realized and unrealized)	10.48 [d]	(18.67)	(.14)	2.54	8.21	(3.03)
Total from investment operations	10.43	(18.72)	(.55)	2.25	7.85	(3.15)
Less distributions from:
Net investment income	—	—	(.02)	—	(.10)	(.11)
Net realized gains	—	—	(1.47)	(.98)	—	—
Total distributions	—	—	(1.49)	(.98)	(.10)	(.11)
Net asset value, end of period	$37.02	$26.59	$45.31	$47.35	$46.08	$38.33

Total Return[c]	39.23%	(41.32%)	(0.88%)	4.82%	20.46%	(7.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$521	$708	$1,842	$1,859	$3,266	$2,165
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.12%)	(0.85%)	(0.62%)	(0.85%)	(0.30%)
Total expenses	2.40%	2.37%	2.37%	2.28%	2.28%	2.25%
Portfolio turnover rate	1,269%	993%	558%	506%	628%	493%

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$30.48	$51.54	$53.25	$51.33	$42.38	$45.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.20	(.07)	.04	(.07)	.20
Net gain (loss) on investments (realized and unrealized)	12.00 [d]	(21.26)	(.15)	2.86	9.12	(3.33)
Total from investment operations	12.11	(21.06)	(.22)	2.90	9.05	(3.13)
Less distributions from:
Net investment income	—	—	(.02)	—	(.10)	(.11)
Net realized gains	—	—	(1.47)	(.98)	—	—
Total distributions	—	—	(1.49)	(.98)	(.10)	(.11)
Net asset value, end of period	$42.59	$30.48	$51.54	$53.25	$51.33	$42.38

Total Return	39.73%	(40.86%)	(0.16%)	5.58%	21.36%	(6.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,243	$1,618	$10,928	$7,888	$21,143	$48,048
Ratios to average net assets:
Net investment income (loss)	0.56%	0.39%	(0.13%)	0.08%	(0.16%)	0.47%
Total expenses	1.63%	1.63%	1.62%	1.53%	1.53%	1.51%
Portfolio turnover rate	1,269%	993%	558%	506%	628%	493%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Kinsale Capital Group, Inc.	2.8%
Innovative Industrial Properties, Inc.	2.5%
LGI Homes, Inc.	2.3%
Safehold, Inc.	2.1%
Installed Building Products, Inc.	2.0%
Simulations Plus, Inc.	1.7%
Rent-A-Center, Inc.	1.5%
Brooks Automation, Inc.	1.5%
TechTarget, Inc.	1.4%
Winnebago Industries, Inc.	1.4%
Top Ten Total	19.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	38.75%	(0.64%)	4.82%	8.93%
A-Class Shares with sales charge‡	32.16%	(5.35%)	3.80%	8.40%
C-Class Shares	38.27%	(1.36%)	4.04%	8.11%
C-Class Shares with CDSC§	37.27%	(2.34%)	4.04%	8.11%
H-Class Shares	38.73%	(0.65%)	4.81%	8.92%
S&P SmallCap 600 Pure Growth Index	39.85%	0.97%	6.70%	10.95%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Industrial - 20.2%
Saia, Inc.*	752	$94,857
Patrick Industries, Inc.	1,624	93,413
UFP Industries, Inc.	1,493	84,369
Federal Signal Corp.	2,725	79,706
Griffon Corp.	3,890	76,011
Simpson Manufacturing Company, Inc.	757	73,550
American Woodmark Corp.*	806	63,303
Alarm.com Holdings, Inc.*	1,027	56,742
OSI Systems, Inc.*	704	54,637
Advanced Energy Industries, Inc.*	853	53,688
Ichor Holdings Ltd.*	2,488	53,666
Vicor Corp.*	651	50,602
Franklin Electric Company, Inc.	759	44,652
ESCO Technologies, Inc.	539	43,422
John Bean Technologies Corp.	467	42,913
Fabrinet*	649	40,906
Alamo Group, Inc.	376	40,619
Plexus Corp.*	554	39,129
Exponent, Inc.	537	38,680
AAON, Inc.	636	38,319
Watts Water Technologies, Inc. — Class A	371	37,156
Aerojet Rocketdyne Holdings, Inc.*	928	37,018
SPX FLOW, Inc.*	844	36,140
Itron, Inc.*	585	35,533
Forward Air Corp.	597	34,256
CIRCOR International, Inc.*	1,233	33,723
SPX Corp.*	667	30,935
Tennant Co.	503	30,361
Triumph Group, Inc.	3,591	23,377
Albany International Corp. — Class A	460	22,775
Comtech Telecommunications Corp.	1,315	18,410
Total Industrial		1,502,868

Financial - 19.1%
Kinsale Capital Group, Inc.	1,087	206,726
Innovative Industrial Properties, Inc. REIT	1,502	186,413
Safehold, Inc. REIT[1]	2,523	156,678
Virtus Investment Partners, Inc.	715	99,135
Palomar Holdings, Inc.*	760	79,222
Essential Properties Realty Trust, Inc. REIT	4,151	76,047
Trupanion, Inc.*	850	67,065
Community Healthcare Trust, Inc. REIT	1,374	64,248
Walker & Dunlop, Inc.	1,139	60,367
NMI Holdings, Inc. — Class A*	3,364	59,879
eHealth, Inc.*	751	59,329
PennyMac Mortgage Investment Trust REIT	3,484	55,988
Meta Financial Group, Inc.	2,610	50,164
Enova International, Inc.*	2,783	45,613
St. Joe Co.*	1,746	36,020
Preferred Bank/Los Angeles CA	797	25,600
ServisFirst Bancshares, Inc.	731	24,876
Granite Point Mortgage Trust, Inc. REIT	3,466	24,574
Agree Realty Corp. REIT	361	22,974
Universal Health Realty Income Trust REIT	335	19,092
Total Financial		1,420,010

Consumer, Non-cyclical - 18.1%
Rent-A-Center, Inc.	3,784	113,104
NeoGenomics, Inc.*	2,529	93,295
R1 RCM, Inc.*	5,040	86,436
Fulgent Genetics, Inc.*,1	1,860	74,474
Pennant Group, Inc.*	1,921	74,074
Zynex, Inc.*,1	4,170	72,767
Corcept Therapeutics, Inc.*	4,151	72,248
Cardiovascular Systems, Inc.*	1,525	60,009
Innoviva, Inc.*	5,361	56,022
Coca-Cola Consolidated, Inc.	228	54,875
Eagle Pharmaceuticals, Inc.*	1,192	50,636
Glaukos Corp.*	945	46,796
Hanger, Inc.*	2,771	43,837
Medifast, Inc.	261	42,922
Addus HomeCare Corp.*	444	41,963
RadNet, Inc.*	2,666	40,923
CONMED Corp.	457	35,952
EVERTEC, Inc.	947	32,870
LeMaitre Vascular, Inc.	998	32,465
Cutera, Inc.*	1,683	31,927
ANI Pharmaceuticals, Inc.*	1,103	31,116
Enanta Pharmaceuticals, Inc.*	599	27,422
CorVel Corp.*	307	26,227
Anika Therapeutics, Inc.*	735	26,012
RR Donnelley & Sons Co.	15,418	22,510
John B Sanfilippo & Son, Inc.	274	20,654
Inter Parfums, Inc.	490	18,301
REGENXBIO, Inc.*	614	16,897
Total Consumer, Non-cyclical		1,346,734

Consumer, Cyclical - 15.6%
LGI Homes, Inc.*	1,458	169,376
Installed Building Products, Inc.*	1,450	147,537
Winnebago Industries, Inc.	2,052	106,027
Sleep Number Corp.*	1,812	88,625
MDC Holdings, Inc.	1,728	81,389
YETI Holdings, Inc.*	1,730	78,404
Callaway Golf Co.	3,770	72,158
LCI Industries	562	59,735
Shake Shack, Inc. — Class A*,1	801	51,649
Zumiez, Inc.*	1,715	47,711
UniFirst Corp.	220	41,661
Boot Barn Holdings, Inc.*	1,366	38,439
Cavco Industries, Inc.*	196	35,341
Crocs, Inc.*	757	32,347
Chuy’s Holdings, Inc.*	1,541	30,173
Allegiant Travel Co. — Class A	244	29,231
Universal Electronics, Inc.*	695	26,229
Steven Madden Ltd.	1,121	21,859
Total Consumer, Cyclical		1,157,891

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Technology - 15.5%
Simulations Plus, Inc.	1,700	$128,112
Brooks Automation, Inc.	2,354	108,896
Ultra Clean Holdings, Inc.*	4,389	94,188
TTEC Holdings, Inc.	1,507	82,207
SPS Commerce, Inc.*	987	76,858
FormFactor, Inc.*	2,790	69,555
Diodes, Inc.*	1,076	60,740
LivePerson, Inc.*	1,040	54,069
Virtusa Corp.*	1,058	52,011
Diebold Nixdorf, Inc.*	5,709	43,617
Glu Mobile, Inc.*	5,662	43,456
Agilysys, Inc.*	1,792	43,295
Power Integrations, Inc.	726	40,220
ManTech International Corp. — Class A	575	39,606
Xperi Holding Corp.	3,398	39,043
Digi International, Inc.*	2,480	38,762
CSG Systems International, Inc.	946	38,739
ExlService Holdings, Inc.*	550	36,284
8x8, Inc.*	1,385	21,537
3D Systems Corp.*,1	4,267	20,951
Progress Software Corp.	558	20,467
Total Technology		1,152,613

Communications - 5.3%
TechTarget, Inc.*	2,448	107,614
Perficient, Inc.*	1,216	51,972
Viavi Solutions, Inc.*	4,023	47,190
QuinStreet, Inc.*	2,235	35,403
NIC, Inc.	1,767	34,810
Cogent Communications Holdings, Inc.	522	31,346
Shutterstock, Inc.	557	28,986
Harmonic, Inc.*	5,029	28,062
Extreme Networks, Inc.*	6,827	27,444
Total Communications		392,827

Energy - 3.8%
DMC Global, Inc.	1,974	65,024
Matador Resources Co.*,1	7,870	65,006
Talos Energy, Inc.*	5,757	37,133
Par Pacific Holdings, Inc.*	5,305	35,915
Penn Virginia Corp.*	3,359	33,086
Geospace Technologies Corp.*	3,834	23,694
Helix Energy Solutions Group, Inc.*	8,364	20,157
Total Energy		280,015

Basic Materials - 1.9%
Innospec, Inc.	774	49,010
Koppers Holdings, Inc.*	2,000	41,820
Schweitzer-Mauduit International, Inc.	1,031	31,332
Rogers Corp.*	194	19,023
Total Basic Materials		141,185

Total Common Stocks
(Cost $6,031,017)		7,394,143

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$24,241	24,241
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,090	10,090
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,182	9,182
Total Repurchase Agreements
(Cost $43,513)		43,513

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	336,428	336,428
Total Securities Lending Collateral
(Cost $336,428)		336,428

Total Investments - 104.6%
(Cost $6,410,958)		$7,774,084
Other Assets & Liabilities, net - (4.6)%		(342,405)
Total Net Assets - 100.0%		$7,431,679

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,394,143	$—	$—	$7,394,143
Repurchase Agreements	—	43,513	—	43,513
Securities Lending Collateral	336,428	—	—	336,428
Total Assets	$7,730,571	$43,513	$—	$7,774,084

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $325,115 of securities loaned (cost $6,367,445)	$7,730,571
Repurchase agreements, at value (cost $43,513)	43,513
Receivables:
Fund shares sold	71,375
Dividends	4,280
Securities lending income	36
Total assets	7,849,775

Liabilities:
Payable for:
Return of securities lending collateral	336,428
Securities purchased	39,136
Fund shares redeemed	24,313
Management fees	4,615
Distribution and service fees	2,519
Transfer agent and administrative fees	1,655
Portfolio accounting fees	615
Trustees’ fees	121
Miscellaneous	8,694
Total liabilities	418,096
Commitments and contingent liabilities (Note 12)	—
Net assets	$7,431,679

Net assets consist of:
Paid in capital	$9,639,207
Total distributable earnings (loss)	(2,207,528)
Net assets	$7,431,679

A-Class:
Net assets	$1,941,640
Capital shares outstanding	31,912
Net asset value per share	$60.84
Maximum offering price per share (Net asset value divided by 95.25%)	$63.87

C-Class:
Net assets	$1,671,074
Capital shares outstanding	31,467
Net asset value per share	$53.11

H-Class:
Net assets	$3,818,965
Capital shares outstanding	62,788
Net asset value per share	$60.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$32,181
Interest	15
Income from securities lending, net	596
Total investment income	32,792

Expenses:
Management fees	30,888
Distribution and service fees:
A-Class	1,852
C-Class	5,133
H-Class	7,160
Transfer agent and administrative fees	11,639
Registration fees	4,533
Portfolio accounting fees	4,119
Professional fees	2,803
Custodian fees	581
Trustees’ fees*	199
Line of credit fees	82
Miscellaneous	1,982
Total expenses	70,971
Net investment loss	(38,179)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,356,649)
Net realized loss	(1,356,649)
Net change in unrealized appreciation (depreciation) on:
Investments	2,117,849
Net change in unrealized appreciation (depreciation)	2,117,849
Net realized and unrealized gain	761,200
Net increase in net assets resulting from operations	$723,021

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(38,179)	$(73,979)
Net realized loss on investments	(1,356,649)	(384,045)
Net change in unrealized appreciation (depreciation) on investments	2,117,849	(2,835,633)
Net increase (decrease) in net assets resulting from operations	723,021	(3,293,657)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,348,328	719,908
C-Class	916,943	378,469
H-Class	38,767,688	56,396,230
Cost of shares redeemed
A-Class	(924,852)	(1,307,711)
C-Class	(142,435)	(595,749)
H-Class	(37,534,045)	(59,193,712)
Net increase (decrease) from capital share transactions	2,431,627	(3,602,565)
Net increase (decrease) in net assets	3,154,648	(6,896,222)

Net assets:
Beginning of period	4,277,031	11,173,253
End of period	$7,431,679	$4,277,031

Capital share activity:
Shares sold
A-Class	21,911	11,355
C-Class	16,897	6,675
H-Class	655,656	877,834
Shares redeemed
A-Class	(16,651)	(21,456)
C-Class	(3,093)	(10,753)
H-Class	(648,297)	(937,806)
Net increase (decrease) in shares	26,423	(74,151)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$43.85	$65.22	$71.79	$65.58	$52.28	$58.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.44)	(.70)	(.63)	(.41)	(.20)
Net gain (loss) on investments (realized and unrealized)	17.23	(20.93)	(.94)	9.35	13.71	(6.42)
Total from investment operations	16.99	(21.37)	(1.64)	8.72	13.30	(6.62)
Less distributions from:
Net realized gains	—	—	(4.93)	(2.51)	—	—
Total distributions	—	—	(4.93)	(2.51)	—	—
Net asset value, end of period	$60.84	$43.85	$65.22	$71.79	$65.58	$52.28

Total Return[c]	38.75%	(32.77%)	(2.34%)	13.41%	25.44%	(11.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,942	$1,169	$2,397	$1,857	$2,526	$2,451
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.69%)	(0.93%)	(0.91%)	(0.71%)	(0.36%)
Total expenses	1.64%	1.63%	1.62%	1.53%	1.52%	1.50%
Portfolio turnover rate	486%	628%	421%	643%	818%	309%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$38.41	$57.57	$64.43	$59.55	$47.82	$54.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	(.79)	(1.16)	(.96)	(.79)	(.62)
Net gain (loss) on investments (realized and unrealized)	15.09	(18.37)	(.77)	8.35	12.52	(5.84)
Total from investment operations	14.70	(19.16)	(1.93)	7.39	11.73	(6.46)
Less distributions from:
Net realized gains	—	—	(4.93)	(2.51)	—	—
Total distributions	—	—	(4.93)	(2.51)	—	—
Net asset value, end of period	$53.11	$38.41	$57.57	$64.43	$59.55	$47.82

Total Return[c]	38.27%	(33.28%)	(3.06%)	12.52%	24.51%	(11.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,671	$678	$1,252	$2,354	$3,054	$2,542
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.43%)	(1.70%)	(1.52%)	(1.48%)	(1.19%)
Total expenses	2.39%	2.38%	2.36%	2.28%	2.28%	2.25%
Portfolio turnover rate	486%	628%	421%	643%	818%	309%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$43.84	$65.21	$71.78	$65.58	$52.27	$58.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.40)	(.77)	(.55)	(.44)	(.28)
Net gain (loss) on investments (realized and unrealized)	17.22	(20.97)	(.87)	9.26	13.75	(6.34)
Total from investment operations	16.98	(21.37)	(1.64)	8.71	13.31	(6.62)
Less distributions from:
Net realized gains	—	—	(4.93)	(2.51)	—	—
Total distributions	—	—	(4.93)	(2.51)	—	—
Net asset value, end of period	$60.82	$43.84	$65.21	$71.78	$65.58	$52.27

Total Return	38.73%	(32.77%)	(2.33%)	13.38%	25.46%	(11.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,819	$2,430	$7,525	$15,523	$31,750	$25,046
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.63%)	(0.99%)	(0.80%)	(0.75%)	(0.49%)
Total expenses	1.63%	1.63%	1.61%	1.53%	1.53%	1.50%
Portfolio turnover rate	486%	628%	421%	643%	818%	309%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Atlas Air Worldwide Holdings, Inc.	3.9%
Renewable Energy Group, Inc.	3.0%
MarineMax, Inc.	2.3%
Consolidated Communications Holdings, Inc.	2.1%
Southwestern Energy Co.	2.0%
Big Lots, Inc.	2.0%
SpartanNash Co.	1.8%
Greenbrier Companies, Inc.	1.7%
ArcBest Corp.	1.6%
Resideo Technologies, Inc.	1.6%
Top Ten Total	22.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	43.97%	(22.78%)	(2.15%)	3.31%
A-Class Shares with sales charge‡	37.13%	(26.43%)	(3.10%)	2.81%
C-Class Shares	43.52%	(23.31%)	(2.87%)	2.53%
C-Class Shares with CDSC§	42.52%	(24.08%)	(2.87%)	2.53%
H-Class Shares	44.06%	(22.77%)	(2.11%)	3.31%
S&P SmallCap 600 Pure Value Index	46.29%	(20.23%)	0.11%	5.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 33.2%
MarineMax, Inc.*	13,045	$334,865
Big Lots, Inc.	6,509	290,301
Resideo Technologies, Inc.*	21,091	232,001
Tupperware Brands Corp.*	10,054	202,689
ODP Corp.*	10,201	198,409
Sonic Automotive, Inc. — Class A	4,635	186,142
Macy’s, Inc.[1]	32,261	183,888
Fossil Group, Inc.*	30,737	176,431
Abercrombie & Fitch Co. — Class A	11,615	161,797
Bed Bath & Beyond, Inc.	10,512	157,470
Vista Outdoor, Inc.*	7,451	150,361
Titan International, Inc.	50,506	145,962
Core-Mark Holding Company, Inc.	4,744	137,244
Group 1 Automotive, Inc.	1,442	127,458
Lumber Liquidators Holdings, Inc.*	5,766	127,140
GameStop Corp. — Class A*	12,262	125,072
Signet Jewelers Ltd.	6,550	122,485
Veritiv Corp.*	9,500	120,270
Cooper-Standard Holdings, Inc.*	8,959	118,348
Conn’s, Inc.*	10,847	114,761
Michaels Companies, Inc.*	11,227	108,397
ScanSource, Inc.*	5,364	106,368
Barnes & Noble Education, Inc.*	40,938	105,620
Cooper Tire & Rubber Co.	3,140	99,538
Genesco, Inc.*	4,123	88,809
Wabash National Corp.	7,412	88,647
Red Robin Gourmet Burgers, Inc.*	6,628	87,225
Haverty Furniture Companies, Inc.	3,909	81,854
American Axle & Manufacturing Holdings, Inc.*	12,154	70,129
Shoe Carnival, Inc.	1,968	66,085
Movado Group, Inc.	6,574	65,346
Caleres, Inc.	6,469	61,844
Ethan Allen Interiors, Inc.	4,081	55,256
G-III Apparel Group Ltd.*	4,057	53,187
Daktronics, Inc.	12,706	50,316
Hawaiian Holdings, Inc.	3,329	42,911
Chico’s FAS, Inc.	41,749	40,601
Designer Brands, Inc. — Class A	6,967	37,831
Unifi, Inc.*	2,883	37,018
Capri Holdings Ltd.*	2,009	36,162
Cato Corp. — Class A	4,569	35,730
Vera Bradley, Inc.*	4,041	24,691
Total Consumer, Cyclical		4,856,659

Industrial - 17.4%
Atlas Air Worldwide Holdings, Inc.*	9,337	568,623
Greenbrier Companies, Inc.	8,422	247,607
ArcBest Corp.	7,519	233,540
Echo Global Logistics, Inc.*	7,976	205,542
Olympic Steel, Inc.	13,124	149,089
Lydall, Inc.*	8,853	146,429
Sanmina Corp.*	4,974	134,547
Boise Cascade Co.	2,654	105,947
Granite Construction, Inc.	5,080	89,459
TimkenSteel Corp.*	24,364	86,492
TTM Technologies, Inc.*	7,559	86,248
Hub Group, Inc. — Class A*	1,711	85,884
Bristow Group, Inc.*	3,249	69,041
Bel Fuse, Inc. — Class B	6,307	67,359
Arcosa, Inc.	1,455	64,151
Trinseo S.A.	2,183	55,972
Applied Optoelectronics, Inc.*	4,366	49,117
US Concrete, Inc.*	1,496	43,444
Aegion Corp. — Class A*	2,223	31,411
DXP Enterprises, Inc.*	1,334	21,517
Total Industrial		2,541,419

Consumer, Non-cyclical - 15.1%
SpartanNash Co.	16,117	263,513
Kelly Services, Inc. — Class A	11,413	194,478
Andersons, Inc.	10,052	192,697
Owens & Minor, Inc.	7,130	179,034
Seneca Foods Corp. — Class A*	4,811	171,897
United Natural Foods, Inc.*	9,593	142,648
Magellan Health, Inc.*	1,833	138,905
B&G Foods, Inc.[1]	4,566	126,798
Invacare Corp.	16,413	123,426
Fresh Del Monte Produce, Inc.	5,352	122,668
Green Dot Corp. — Class A*	1,981	100,258
ABM Industries, Inc.	2,481	90,953
Universal Corp.	1,968	82,419
TrueBlue, Inc.*	5,295	82,020
Central Garden & Pet Co. — Class A*	2,037	73,617
Lannett Company, Inc.*	11,186	68,347
Team, Inc.*	6,712	36,916
Central Garden & Pet Co.*	498	19,885
Total Consumer, Non-cyclical		2,210,479

Energy - 14.3%
Renewable Energy Group, Inc.*	8,153	435,533
Southwestern Energy Co.*	123,750	290,813
Green Plains, Inc.*	14,204	219,878
Bonanza Creek Energy, Inc.*	5,915	111,202
Exterran Corp.*	26,574	110,548
Range Resources Corp.	16,615	109,991
PBF Energy, Inc. — Class A	19,014	108,190
CONSOL Energy, Inc.*	18,622	82,496
NOW, Inc.*	16,534	75,064
ProPetro Holding Corp.*	17,614	71,513
SunCoke Energy, Inc.	16,439	56,221
Warrior Met Coal, Inc.	2,898	49,498
Gulfport Energy Corp.*	93,159	49,104
RPC, Inc.*	18,597	49,096
Matrix Service Co.*	5,025	41,959
Helmerich & Payne, Inc.	2,642	38,705
Patterson-UTI Energy, Inc.	13,542	38,595
US Silica Holdings, Inc.	12,061	36,183
Laredo Petroleum, Inc.*	3,074	30,125
SM Energy Co.	16,617	26,421
Oasis Petroleum, Inc.*,1	79,965	22,390

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Oil States International, Inc.*	5,052	$13,792
Nabors Industries Ltd.[1]	564	13,784
Oceaneering International, Inc.*	3,786	13,327
Total Energy		2,094,428

Financial - 9.3%
StoneX Group, Inc.*	4,257	217,788
Realogy Holdings Corp.*	18,610	175,678
EZCORP, Inc. — Class A*	34,121	171,629
Stewart Information Services Corp.	2,130	93,145
iStar, Inc. REIT	7,345	86,744
Encore Capital Group, Inc.*	1,790	69,076
American Equity Investment Life Holding Co.	3,101	68,191
Diversified Healthcare Trust REIT	18,729	65,926
CoreCivic, Inc. REIT	7,777	62,216
Horace Mann Educators Corp.	1,078	36,005
Cadence BanCorp	4,151	35,657
Ready Capital Corp. REIT	3,180	35,616
Third Point Reinsurance Ltd.*	4,944	34,361
Hersha Hospitality Trust REIT	6,198	34,337
Hope Bancorp, Inc.	3,815	28,937
Customers Bancorp, Inc.*	2,574	28,829
United Insurance Holdings Corp.	4,757	28,827
Simmons First National Corp. — Class A	1,765	27,984
Pacific Premier Bancorp, Inc.	1,348	27,149
United Fire Group, Inc.	1,037	21,072
Berkshire Hills Bancorp, Inc.	1,483	14,993
Total Financial		1,364,160

Basic Materials - 4.0%
Rayonier Advanced Materials, Inc.*	46,180	147,776
Kraton Corp.*	7,561	134,737
Century Aluminum Co.*	16,130	114,846
Clearwater Paper Corp.*	2,966	112,530
AdvanSix, Inc.*	6,131	78,967
Total Basic Materials		588,856

Communications - 3.8%
Consolidated Communications Holdings, Inc.*	53,147	302,407
NETGEAR, Inc.*	2,333	71,903
Meredith Corp.	4,178	54,815
Gannett Company, Inc.	36,533	47,493
Spok Holdings, Inc.	4,769	45,353
Scholastic Corp.	1,739	36,502
Total Communications		558,473

Technology - 2.4%
Donnelley Financial Solutions, Inc.*	12,775	170,674
Pitney Bowes, Inc.	16,197	86,006
Unisys Corp.*	5,189	55,366
Photronics, Inc.*	3,206	31,932
Total Technology		343,978

Total Common Stocks
(Cost $13,261,540)		14,558,452

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$25,298	25,298
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,530	10,530
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,582	9,582
Total Repurchase Agreements
(Cost $45,410)		45,410

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	80,953	80,953
Total Securities Lending Collateral
(Cost $80,953)		80,953

Total Investments - 100.3%
(Cost $13,387,903)		$14,684,815
Other Assets & Liabilities, net - (0.3)%		(46,839)
Total Net Assets - 100.0%		$14,637,976

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,558,452	$—	$—	$14,558,452
Repurchase Agreements	—	45,410	—	45,410
Securities Lending Collateral	80,953	—	—	80,953
Total Assets	$14,639,405	$45,410	$—	$14,684,815

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $67,680 of securities loaned (cost $13,342,493)	$14,639,405
Repurchase agreements, at value (cost $45,410)	45,410
Receivables:
Fund shares sold	8,047,454
Dividends	5,360
Securities lending income	520
Total assets	22,738,149

Liabilities:
Payable for:
Securities purchased	8,007,008
Return of securities lending collateral	80,953
Management fees	2,831
Distribution and service fees	1,262
Transfer agent and administrative fees	1,015
Portfolio accounting fees	378
Trustees’ fees*	90
Miscellaneous	6,636
Total liabilities	8,100,173
Commitments and contingent liabilities (Note 12)	—
Net assets	$14,637,976

Net assets consist of:
Paid in capital	$26,217,403
Total distributable earnings (loss)	(11,579,427)
Net assets	$14,637,976

A-Class:
Net assets	$970,940
Capital shares outstanding	9,998
Net asset value per share	$97.11
Maximum offering price per share (Net asset value divided by 95.25%)	$101.95

C-Class:
Net assets	$498,140
Capital shares outstanding	6,057
Net asset value per share	$82.25

H-Class:
Net assets	$13,168,896
Capital shares outstanding	135,931
Net asset value per share	$96.88

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $68)	$36,387
Interest	9
Income from securities lending, net	4,840
Total investment income	41,236

Expenses:
Management fees	22,792
Distribution and service fees:
A-Class	1,179
C-Class	2,321
H-Class	5,838
Transfer agent and administrative fees	8,506
Registration fees	3,345
Portfolio accounting fees	3,040
Professional fees	2,101
Custodian fees	419
Trustees’ fees*	157
Line of credit fees	28
Miscellaneous	1,759
Total expenses	51,485
Net investment loss	(10,249)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,752,596)
Net realized loss	(4,752,596)
Net change in unrealized appreciation (depreciation) on:
Investments	1,657,529
Net change in unrealized appreciation (depreciation)	1,657,529
Net realized and unrealized loss	(3,095,067)
Net decrease in net assets resulting from operations	$(3,105,316)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,249)	$(52,458)
Net realized loss on investments	(4,752,596)	(777,560)
Net change in unrealized appreciation (depreciation) on investments	1,657,529	(1,353,130)
Net decrease in net assets resulting from operations	(3,105,316)	(2,183,148)

Capital share transactions:
Proceeds from sale of shares
A-Class	292,340	1,507,622
C-Class	303,062	873,764
H-Class	67,148,587	136,769,330
Cost of shares redeemed
A-Class	(625,633)	(1,281,826)
C-Class	(644,688)	(1,203,729)
H-Class	(51,744,470)	(142,913,535)
Net increase (decrease) from capital share transactions	14,729,198	(6,248,374)
Net increase (decrease) in net assets	11,623,882	(8,431,522)

Net assets:
Beginning of period	3,014,094	11,445,616
End of period	$14,637,976	$3,014,094

Capital Share Activity:*
Shares sold
A-Class	2,967	13,594
C-Class	3,696	11,634
H-Class	650,231	1,100,304
Shares redeemed
A-Class	(6,841)	(10,001)
C-Class	(7,610)	(11,191)
H-Class	(536,710)	(1,148,134)
Net increase (decrease) in shares	105,733	(43,794)

*	Capital share activity for the year ended March 31, 2020, has been restated to reflect a 1:5 reverse share split effective August 17, 2020 (Unaudited) — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$67.45	$129.32	$138.22	$136.22	$115.78	$129.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.50)	.30	(.40)	(.70)	(.50)
Net gain (loss) on investments (realized and unrealized)	29.73 [e]	(61.37)	(9.20)	2.40	21.14	(12.77)
Total from investment operations	29.66	(61.87)	(8.90)	2.00	20.44	(13.27)
Net asset value, end of period	$97.11	$67.45	$129.32	$138.22	$136.22	$115.78

Total Return[c]	43.97%	(47.83%)	(6.44%)	1.47%	17.62%	(10.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$971	$936	$1,329	$762	$1,720	$1,113
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.42%)	0.21%	(0.30%)	(0.50%)	(0.42%)
Total expenses	1.65%	1.63%	1.62%	1.53%	1.53%	1.50%
Portfolio turnover rate	885%	1,104%	534%	1,832%	1,449%	417%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$57.31	$110.69	$119.22	$118.40	$101.41	$113.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(1.25)	(.65)	(1.05)	(1.40)	(1.20)
Net gain (loss) on investments (realized and unrealized)	25.07 [e]	(52.13)	(7.88)	1.87	18.39	(11.27)
Total from investment operations	24.94	(53.38)	(8.53)	.82	16.99	(12.47)
Net asset value, end of period	$82.25	$57.31	$110.69	$119.22	$118.40	$101.41

Total Return[c]	43.52%	(48.24%)	(7.13%)	0.68%	16.77%	(10.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$498	$571	$1,055	$1,532	$1,778	$1,847
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.20%)	(0.53%)	(0.90%)	(1.26%)	(1.17%)
Total expenses	2.41%	2.38%	2.36%	2.28%	2.28%	2.25%
Portfolio turnover rate	885%	1,104%	534%	1,832%	1,449%	417%

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020[d]	Year Ended March 31, 2019[d]	Year Ended March 29, 2018[d]	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$67.25	$129.01	$137.86	$135.65	$115.35	$128.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.55)	.10	(.45)	(.60)	(.35)
Net gain (loss) on investments (realized and unrealized)	29.65 [e]	(61.21)	(8.95)	2.66	20.90	(12.83)
Total from investment operations	29.63	(61.76)	(8.85)	2.21	20.30	(13.18)
Net asset value, end of period	$96.88	$67.25	$129.01	$137.86	$135.65	$115.35

Total Return	44.06%	(47.87%)	(6.42%)	1.62%	17.60%	(10.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,169	$1,507	$9,062	$7,595	$19,782	$18,071
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.44%)	0.06%	(0.32%)	(0.47%)	(0.32%)
Total expenses	1.63%	1.64%	1.62%	1.53%	1.53%	1.50%
Portfolio turnover rate	885%	1,104%	534%	1,832%	1,449%	417%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split (Unaudited) — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020 — See Note 11.
[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

”Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	18.5%
Guggenheim Strategy Fund II	12.7%
Nestle S.A. ADR	2.7%
Roche Holding AG ADR	1.9%
Novartis AG ADR	1.7%
SAP SE ADR	1.3%
ASML Holding N.V. — Class G	1.2%
AstraZeneca plc ADR	1.1%
Linde plc	1.0%
LVMH Moet Hennessy Louis Vuitton SE ADR	1.0%
Top Ten Total	43.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Country Diversification

Country	% of Long-Term Investments
United Kingdom	27.4%
Switzerland	22.7%
France	19.6%
Germany	15.2%
Netherlands	7.0%
Denmark	2.8%
Italy	2.5%
Other	2.8%
Total Long-Term Investments	100.0%

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	19.88%	(4.96%)	2.02%	1.93%
A-Class Shares with sales charge‡	14.19%	(9.48%)	1.04%	1.43%
C-Class Shares	19.30%	(5.56%)	1.30%	1.09%
C-Class Shares with CDSC§	18.30%	(6.50%)	1.30%	1.09%
H-Class Shares	19.90%	(4.97%)	2.06%	1.85%
STOXX Europe 50 Index	15.24%	(1.43%)	3.78%	3.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 32.3%

Consumer, Non-cyclical - 15.1%
Nestle S.A. ADR	277	$33,033
Roche Holding AG ADR	540	23,117
Novartis AG ADR	237	20,610
AstraZeneca plc ADR	251	13,755
Novo Nordisk A/S ADR	162	11,248
Sanofi ADR	220	11,037
GlaxoSmithKline plc ADR	239	8,996
Unilever N.V. — Class Y	132	7,973
British American Tobacco plc ADR	218	7,881
Diageo plc ADR	56	7,709
L’Oreal S.A. ADR	118	7,688
Reckitt Benckiser Group plc ADR	352	6,917
Unilever plc ADR	112	6,908
Bayer AG ADR	377	5,636
Adyen N.V. ADR*	128	4,742
Anheuser-Busch InBev S.A. ADR[1]	81	4,364
RELX plc ADR	189	4,228
Total Consumer, Non-cyclical		185,842

Financial - 3.2%
HSBC Holdings plc ADR	397	7,773
Allianz SE ADR	402	7,698
Zurich Insurance Group AG ADR	145	5,052
BNP Paribas S.A. ADR*	222	4,056
UBS Group AG	344	3,836
AXA S.A. ADR	198	3,669
Prudential plc ADR[1]	125	3,574
Intesa Sanpaolo SpA ADR*	289	3,260
Total Financial		38,918

Basic Materials - 2.9%
Linde plc	53	12,621
Air Liquide S.A. ADR	227	7,221
Rio Tinto plc ADR	103	6,220
BASF SE ADR	353	5,397
BHP Group plc ADR	96	4,096
Total Basic Materials		35,555

Industrial - 2.7%
Siemens AG ADR[1]	144	10,030
Schneider Electric SE ADR	265	6,601
ABB Ltd. ADR	183	4,657
Vinci S.A. ADR	216	4,523
Airbus SE ADR*,1	224	4,061
Safran S.A. ADR*	135	3,344
Total Industrial		33,216

Technology - 2.5%
SAP SE ADR[1]	105	16,360
ASML Holding N.V. — Class G1	41	15,140
Total Technology		31,500

Consumer, Cyclical - 2.2%
LVMH Moet Hennessy Louis Vuitton SE ADR	127	11,967
adidas AG ADR*	36	5,873
Kering S.A. ADR	72	4,791
Daimler AG ADR	324	4,322
Total Consumer, Cyclical		26,953

Energy - 1.6%
TOTAL SE ADR	255	8,747
BP plc ADR	323	5,640
Royal Dutch Shell plc — Class A ADR	197	4,958
Total Energy		19,345

Utilities - 1.4%
Iberdrola S.A. ADR	139	6,879
Enel SpA ADR	749	6,441
National Grid plc ADR	68	3,930
Total Utilities		17,250

Communications - 0.7%
Deutsche Telekom AG ADR[1]	311	5,240
Vodafone Group plc ADR	255	3,422
Total Communications		8,662

Total Common Stocks
(Cost $356,856)		397,241

MUTUAL FUNDS† - 31.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	22,777	227,311
Guggenheim Strategy Fund II2	6,284	156,917
Total Mutual Funds
(Cost $382,515)		384,228

	Face Amount
U.S. TREASURY BILLS†† - 33.7%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$415,000	414,987
Total U.S. Treasury Bills
(Cost $414,986)		414,987

REPURCHASE AGREEMENTS††,5 - 13.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	89,521	89,521
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	37,261	37,261
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	33,908	33,908
Total Repurchase Agreements
(Cost $160,690)		160,690

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 3.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[7]	44,255	$44,255
Total Securities Lending Collateral
(Cost $44,255)		44,255

Total Investments - 113.9%
(Cost $1,359,302)		$1,401,401
Other Assets & Liabilities, net - (13.9)%		(170,613)
Total Net Assets - 100.0%		$1,230,788

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	8	Dec 2020	$1,174,100	$(6,314)
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	34	Dec 2020	1,152,076	(27,802)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$397,241	$—	$—	$397,241
Mutual Funds	384,228	—	—	384,228
U.S. Treasury Bills	—	414,987	—	414,987
Repurchase Agreements	—	160,690	—	160,690
Securities Lending Collateral	44,255	—	—	44,255
Total Assets	$825,724	$575,677	$—	$1,401,401

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$6,314	$—	$—	$6,314
Equity Futures Contracts**	27,802	—	—	27,802
Total Liabilities	$34,116	$—	$—	$34,116

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$269,269	$—	$(120,000)	$(1,670)	$9,318	$156,917	6,284	$1,513
Guggenheim Ultra Short Duration Fund — Institutional Class	252,254	—	(30,000)	(305)	5,362	227,311	22,777	1,469
	$521,523	$—	$(150,000)	$(1,975)	$14,680	$384,228		$2,982

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value - including $42,970 of securities loaned (cost $816,097)	$856,483
Investments in affiliated issuers, at value (cost $382,515)	384,228
Repurchase agreements, at value (cost $160,690)	160,690
Foreign currency, at value (cost $12,223)	12,223
Receivables:
Foreign tax reclaims	16,447
Dividends	862
Fund shares sold	155
Securities lending income	9
Total assets	1,431,097

Liabilities:
Overdraft due to custodian bank	12,227
Payable for:
Fund shares redeemed	128,044
Return of securities lending collateral	44,255
Variation margin on futures contracts	9,390
Management fees	1,287
Transfer agent and administrative fees	398
Distribution and service fees	382
Portfolio accounting fees	148
Trustees’ fees	34
Miscellaneous	4,144
Total liabilities	200,309
Commitments and contingent liabilities (Note 12)	—
Net assets	$1,230,788

Net assets consist of:
Paid in capital	$1,287,007
Total distributable earnings (loss)	(56,219)
Net assets	$1,230,788

A-Class:
Net assets	$53,171
Capital shares outstanding	640
Net asset value per share	$83.08
Maximum offering price per share (Net asset value divided by 95.25%)	$87.22

C-Class:
Net assets	$13,201
Capital shares outstanding	190
Net asset value per share	$69.48

H-Class:
Net assets	$1,164,416
Capital shares outstanding	14,117
Net asset value per share	$82.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $947)	$5,033
Dividends from securities of affiliated issuers	2,982
Interest	517
Income from securities lending, net	85
Total investment income	8,617

Expenses:
Management fees	9,802
Distribution and service fees:
A-Class	147
C-Class	580
H-Class	2,431
Transfer agent and administrative fees	3,079
Registration fees	1,199
Portfolio accounting fees	1,089
Professional fees	809
Custodian fees	158
Trustees’ fees*	62
Miscellaneous	703
Total expenses	20,059
Less:
Expenses waived by Adviser	(291)
Net expenses	19,768
Net investment loss	(11,151)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,275
Investments in affiliated issuers	(1,975)
Futures contracts	472,039
Foreign currency transactions	9,744
Net realized gain	487,083
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	24,461
Investments in affiliated issuers	14,680
Futures contracts	(179,105)
Foreign currency translations	(294)
Net change in unrealized appreciation (depreciation)	(140,258)
Net realized and unrealized gain	346,825
Net increase in net assets resulting from operations	$335,674

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(11,151)	$61,455
Net realized gain on investments	487,083	140,578
Net change in unrealized appreciation (depreciation) on investments	(140,258)	(79,364)
Net increase in net assets resulting from operations	335,674	122,669

Distributions to shareholders:
A-Class	—	(1,228)
C-Class	—	(1,486)
H-Class	—	(58,704)
Total distributions to shareholders	—	(61,418)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,030	260,090
C-Class	287,771	1,532,352
H-Class	16,169,154	341,054,759
Distributions reinvested
A-Class	—	999
C-Class	—	1,157
H-Class	—	57,686
Cost of shares redeemed
A-Class	(208,023)	(241,632)
C-Class	(620,458)	(1,307,652)
H-Class	(16,594,373)	(377,010,299)
Net decrease from capital share transactions	(961,899)	(35,652,540)
Net decrease in net assets	(626,225)	(35,591,289)

Net assets:
Beginning of period	1,857,013	37,448,302
End of period	$1,230,788	$1,857,013

Capital share activity:
Shares sold
A-Class	48	3,600
C-Class	4,055	21,584
H-Class	199,380	3,874,912
Shares issued from reinvestment of distributions
A-Class	—	11
C-Class	—	15
H-Class	—	633
Shares redeemed
A-Class	(2,544)	(2,632)
C-Class	(8,949)	(16,852)
H-Class	(204,794)	(4,296,290)
Net decrease in shares	(12,804)	(415,019)

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$69.30	$85.18	$94.56	$84.99	$78.10	$93.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	.63	1.70	.82	1.08	(.06)
Net gain (loss) on investments (realized and unrealized)	14.11	(16.07)[g]	(4.78)	8.99	6.51	(14.44)
Total from investment operations	13.78	(15.44)	(3.08)	9.81	7.59	(14.50)
Less distributions from:
Net investment income	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Total distributions	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Net asset value, end of period	$83.08	$69.30	$85.18	$94.56	$84.99	$78.10

Total Return[c]	19.88%	(18.25%)	(2.32%)	11.53%	9.83%	(15.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53	$217	$184	$401	$417	$859
Ratios to average net assets:
Net investment income (loss)	(0.86%)	0.72%	1.89%	0.88%	1.35%	(0.08%)
Total expenses[d]	1.83%	1.77%	1.76%	1.71%	1.72%	1.67%
Net expenses[e]	1.80%	1.73%	1.76%	1.71%	1.72%	1.67%
Portfolio turnover rate	71%	1,787%	1,411%	422%	1,616%	920%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$58.24	$72.13	$81.77	$74.07	$68.62	$82.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.18)	.96	(.09)	.35	(.54)
Net gain (loss) on investments (realized and unrealized)	11.71	(13.27)[g]	(4.30)	8.03	5.80	(12.75)
Total from investment operations	11.24	(13.45)	(3.34)	7.94	6.15	(13.29)
Less distributions from:
Net investment income	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Total distributions	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Net asset value, end of period	$69.48	$58.24	$72.13	$81.77	$74.07	$68.62

Total Return[c]	19.30%	(18.79%)	(3.04%)	10.70%	9.09%	(16.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$296	$24	$187	$840	$440
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(0.25%)	1.22%	(0.11%)	0.50%	(0.64%)
Total expenses[d]	2.60%	2.49%	2.50%	2.46%	2.49%	2.42%
Net expenses[e]	2.57%	2.45%	2.50%	2.46%	2.49%	2.42%
Portfolio turnover rate	71%	1,787%	1,411%	422%	1,616%	920%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$68.79	$84.58	$93.89	$84.38	$77.38	$92.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	.58	1.26	1.02	.46	.18
Net gain (loss) on investments (realized and unrealized)	14.09	(15.93)[g]	(4.27)	8.73	7.24	(14.58)
Total from investment operations	13.69	(15.35)	(3.01)	9.75	7.70	(14.40)
Less distributions from:
Net investment income	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Total distributions	—	(.44)	(6.30)	(.24)	(.70)	(.72)
Net asset value, end of period	$82.48	$68.79	$84.58	$93.89	$84.38	$77.38

Total Return	19.90%	(18.28%)	(2.28%)	11.55%	10.06%	(15.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,164	$1,344	$37,240	$3,967	$6,439	$4,533
Ratios to average net assets:
Net investment income (loss)	(1.00%)	0.66%	1.42%	1.09%	0.59%	0.19%
Total expenses[d]	1.80%	1.80%	1.76%	1.71%	1.73%	1.66%
Net expenses[e]	1.77%	1.76%	1.76%	1.71%	1.73%	1.66%
Portfolio turnover rate	71%	1,787%	1,411%	422%	1,616%	920%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	6.3%
Total	15.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	50.74%	10.27%	13.93%	9.99%
A-Class Shares with sales charge‡	43.58%	5.03%	12.82%	9.46%
C-Class Shares	50.14%	9.45%	13.07%	9.22%
C-Class Shares with CDSC§	49.14%	8.45%	13.07%	9.22%
H-Class Shares	50.71%	10.28%	14.01%	10.05%
Nikkei-225 Stock Average Index	25.17%	9.22%	8.62%	6.95%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
JAPAN 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 15.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,446	$144,170
Guggenheim Strategy Fund II1	4,036	100,790
Total Mutual Funds
(Cost $243,640)		244,960

	Face Amount
U.S. TREASURY BILLS†† - 13.6%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$218,000	217,993
Total U.S. Treasury Bills
(Cost $217,993)		217,993

FEDERAL AGENCY NOTES†† - 12.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	100,000	100,405

0.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[4]	100,000	100,327
Total Federal Agency Notes
(Cost $200,000)		200,732

REPURCHASE AGREEMENTS††,5 - 59.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	531,189	531,189
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	221,096	221,096
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	201,197	201,197
Total Repurchase Agreements
(Cost $953,482)		953,482

Total Investments - 101.0%
(Cost $1,615,115)		$1,617,167
Other Assets & Liabilities, net - (1.0)%		(15,822)
Total Net Assets - 100.0%		$1,601,345

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	28	Dec 2020	$3,264,800	$47,300
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	27	Dec 2020	3,202,200	17,940

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[5]	Repurchase Agreements — See Note 6.
CME — Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$244,960	$—	$—	$244,960
U.S. Treasury Bills	—	217,993	—	217,993
Federal Agency Notes	—	200,732	—	200,732
Repurchase Agreements	—	953,482	—	953,482
Equity Futures Contracts**	47,300	—	—	47,300
Currency Futures Contracts**	17,940	—	—	17,940
Total Assets	$310,200	$1,372,207	$—	$1,682,407

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$156,143	$—	$(60,000)	$(1,252)	$5,899	$100,790	4,036	$934
Guggenheim Ultra Short Duration Fund — Institutional Class	160,954	—	(20,000)	(271)	3,487	144,170	14,446	933
	$317,097	$—	$(80,000)	$(1,523)	$9,386	$244,960		$1,867

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $417,993)	$418,725
Investments in affiliated issuers, at value (cost $243,640)	244,960
Repurchase agreements, at value (cost $953,482)	953,482
Segregated cash with broker	12,177
Receivables:
Fund shares sold	536
Dividends	295
Interest	114
Total assets	1,630,289

Liabilities:
Payable for:
Variation margin on futures contracts	19,463
Fund shares redeemed	6,257
Management fees	919
Transfer agent and administrative fees	340
Distribution and service fees	335
Portfolio accounting fees	126
Trustees’ fees	22
Miscellaneous	1,482
Total liabilities	28,944
Commitments and contingent liabilities (Note 12)	—
Net assets	$1,601,345

Net assets consist of:
Paid in capital	$3,995,254
Total distributable earnings (loss)	(2,393,909)
Net assets	$1,601,345

A-Class:
Net assets	$194,666
Capital shares outstanding	1,360
Net asset value per share	$143.14
Maximum offering price per share (Net asset value divided by 95.25%)	$150.28

C-Class:
Net assets	$31,142
Capital shares outstanding	238
Net asset value per share	$130.62

H-Class:
Net assets	$1,375,537
Capital shares outstanding	9,537
Net asset value per share	$144.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$1,867
Interest	767
Total investment income	2,634

Expenses:
Management fees	4,790
Distribution and service fees:
A-Class	217
C-Class	135
H-Class	1,346
Transfer agent and administrative fees	1,808
Registration fees	703
Portfolio accounting fees	639
Professional fees	442
Custodian fees	91
Trustees’ fees*	31
Miscellaneous	316
Total expenses	10,518
Less:
Expenses waived by Adviser	(185)
Net expenses	10,333
Net investment loss	(7,699)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,523)
Futures contracts	370,942
Net realized gain	369,419
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	627
Investments in affiliated issuers	9,386
Futures contracts	87,931
Net change in unrealized appreciation (depreciation)	97,944
Net realized and unrealized gain	467,363
Net increase in net assets resulting from operations	$459,664

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(7,699)	$14,233
Net realized gain (loss) on investments	369,419	(377,386)
Net change in unrealized appreciation (depreciation) on investments	97,944	(6,787)
Net increase (decrease) in net assets resulting from operations	459,664	(369,940)

Distributions to shareholders:
A-Class	—	(2,129)
C-Class	—	(330)
H-Class	—	(17,851)
Total distributions to shareholders	—	(20,310)

Capital share transactions:
Proceeds from sale of shares
A-Class	22,543	444,621
C-Class	—	353,184
H-Class	4,107,556	26,008,199
Distributions reinvested
A-Class	—	1,354
C-Class	—	321
H-Class	—	14,464
Cost of shares redeemed
A-Class	(37,599)	(458,558)
C-Class	(159)	(353,755)
H-Class	(3,928,913)	(26,780,558)
Net increase (decrease) from capital share transactions	163,428	(770,728)
Net increase (decrease) in net assets	623,092	(1,160,978)

Net assets:
Beginning of period	978,253	2,139,231
End of period	$1,601,345	$978,253

Capital share activity:
Shares sold
A-Class	169	3,455
C-Class	—	2,897
H-Class	30,767	205,913
Shares issued from reinvestment of distributions
A-Class	—	9
C-Class	—	2
H-Class	—	98
Shares redeemed
A-Class	(289)	(3,747)
C-Class	(2)	(2,928)
H-Class	(29,766)	(213,175)
Net increase (decrease) in shares	879	(7,476)

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$94.96	$119.96	$136.57	$102.24	$78.81	$93.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	.91	1.22	(.03)	(.74)	(1.12)
Net gain (loss) on investments (realized and unrealized)	48.91	(24.67)	(17.32)	38.80 [g]	24.17	(13.22)
Total from investment operations	48.18	(23.76)	(16.10)	38.77	23.43	(14.34)
Less distributions from:
Net investment income	—	(1.24)	(.51)	—	—	—
Net realized gains	—	—	—	(4.44)	—	—
Total distributions	—	(1.24)	(.51)	(4.44)	—	—
Net asset value, end of period	$143.14	$94.96	$119.96	$136.57	$102.24	$78.81

Total Return[c]	50.74%	(20.15%)	(11.79%)	37.94%	29.73%	(15.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$195	$141	$211	$404	$389	$351
Ratios to average net assets:
Net investment income (loss)	(1.18%)	0.70%	0.93%	(0.02%)	(0.80%)	(1.22%)
Total expenses[d]	1.63%	1.63%	1.58%	1.51%	1.52%	1.51%
Net expenses[e]	1.60%	1.57%	1.56%	1.51%	1.52%	1.51%
Portfolio turnover rate	—	—	—	17%	1,225%	543%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$87.00	$110.80	$127.14	$96.17	$74.63	$88.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.09)	(.06)	.19	(.80)	(1.33)	(1.68)
Net gain (loss) on investments (realized and unrealized)	44.71	(22.50)	(16.02)	36.21 [g]	22.87	(12.61)
Total from investment operations	43.62	(22.56)	(15.83)	35.41	21.54	(14.29)
Less distributions from:
Net investment income	—	(1.24)	(.51)	—	—	—
Net realized gains	—	—	—	(4.44)	—	—
Total distributions	—	(1.24)	(.51)	(4.44)	—	—
Net asset value, end of period	$130.62	$87.00	$110.80	$127.14	$96.17	$74.63

Total Return[c]	50.14%	(20.75%)	(12.43%)	36.90%	28.74%	(16.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31	$21	$30	$69	$52	$56
Ratios to average net assets:
Net investment income (loss)	(1.93%)	(0.05%)	0.16%	(0.68%)	(1.53%)	(1.91%)
Total expenses[d]	2.38%	2.38%	2.33%	2.26%	2.27%	2.24%
Net expenses[e]	2.35%	2.32%	2.31%	2.26%	2.27%	2.24%
Portfolio turnover rate	—	—	—	17%	1,225%	543%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$95.70	$120.89	$137.58	$102.97	$79.15	$93.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.74)	.90	1.09	(.12)	(.86)	(1.08)
Net gain (loss) on investments (realized and unrealized)	49.27	(24.85)	(17.27)	39.17 [g]	24.68	(13.29)
Total from investment operations	48.53	(23.95)	(16.18)	39.05	23.82	(14.37)
Less distributions from:
Net investment income	—	(1.24)	(.51)	—	—	—
Net realized gains	—	—	—	(4.44)	—	—
Total distributions	—	(1.24)	(.51)	(4.44)	—	—
Net asset value, end of period	$144.23	$95.70	$120.89	$137.58	$102.97	$79.15

Total Return	50.71%	(20.17%)	(11.76%)	37.95%	30.08%	(15.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,376	$817	$1,898	$4,946	$3,145	$2,413
Ratios to average net assets:
Net investment income (loss)	(1.19%)	0.69%	0.83%	(0.10%)	(0.95%)	(1.17%)
Total expenses[d]	1.63%	1.63%	1.58%	1.50%	1.52%	1.49%
Net expenses[e]	1.60%	1.58%	1.57%	1.50%	1.52%	1.49%
Portfolio turnover rate	—	—	—	17%	1,225%	543%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 share split effective November 4, 2016.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.0%
Total	26.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(10.03%)	(10.30%)	0.03%	1.55%
A-Class Shares with sales charge‡	(14.30%)	(14.56%)	(0.94%)	1.06%
C-Class Shares	(10.39%)	(10.97%)	(0.71%)	0.80%
C-Class Shares with CDSC§	(11.29%)	(11.85%)	(0.71%)	0.80%
H-Class Shares	(10.01%)	(10.31%)	0.04%	1.56%
U.S. Dollar Index	(5.21%)	(5.52%)	(0.52%)	1.78%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 26.1%
Guggenheim Strategy Fund II1	33,326	$832,161
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	83,266	830,995
Total Mutual Funds
(Cost $1,654,604)		1,663,156

	Face Amount
FEDERAL AGENCY NOTES†† - 18.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	502,025
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,755
Fannie Mae
0.29% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	501,115
Total Federal Agency Notes
(Cost $1,180,000)		1,183,895

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	207,000	206,994
Total U.S. Treasury Bills
(Cost $206,993)		206,994

REPURCHASE AGREEMENTS††,5 - 52.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	1,864,700	1,864,700
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	776,140	776,140
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	706,288	706,288
Total Repurchase Agreements
(Cost $3,347,128)		3,347,128

Total Investments - 100.3%
(Cost $6,388,725)		$6,401,173
Other Assets & Liabilities, net - (0.3)%		(16,486)
Total Net Assets - 100.0%		$6,384,687

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	106	Dec 2020	$9,954,460	$36,692

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/20	30,167	$2,831,403	$24,067

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2020.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,663,156	$—	$—	$1,663,156
Federal Agency Notes	—	1,183,895	—	1,183,895
U.S. Treasury Bills	—	206,994	—	206,994
Repurchase Agreements	—	3,347,128	—	3,347,128
Currency Futures Contracts**	36,692	—	—	36,692
Currency Index Swap Agreements**	—	24,067	—	24,067
Total Assets	$1,699,848	$4,762,084	$—	$6,461,932

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,251,036	$—	$(460,000)	$(4,088)	$45,213	$832,161	33,326	$8,165
Guggenheim Ultra Short Duration Fund — Institutional Class	1,267,630	—	(460,000)	(5,628)	28,993	830,995	83,266	6,396
	$2,518,666	$—	$(920,000)	$(9,716)	$74,206	$1,663,156		$14,561

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $1,386,993)	$1,390,889
Investments in affiliated issuers, at value (cost $1,654,604)	1,663,156
Repurchase agreements, at value (cost $3,347,128)	3,347,128
Unrealized appreciation on OTC swap agreements	24,067
Receivables:
Fund shares sold	4,450
Dividends	2,008
Interest	267
Total assets	6,431,965

Liabilities:
Payable for:
Fund shares redeemed	14,108
Licensing fees	13,168
Management fees	3,368
Swap settlement	2,579
Registration fees	2,556
Variation margin on futures contracts	1,802
Transfer agent and administrative fees	1,057
Distribution and service fees	1,009
Portfolio accounting fees	393
Trustees’ fees*	144
Miscellaneous	7,094
Total liabilities	47,278
Commitments and contingent liabilities (Note 12)	—
Net assets	$6,384,687

Net assets consist of:
Paid in capital	$25,499,412
Total distributable earnings (loss)	(19,114,725)
Net assets	$6,384,687

A-Class:
Net assets	$1,994,282
Capital shares outstanding	40,054
Net asset value per share	$49.79
Maximum offering price per share (Net asset value divided by 95.25%)	$52.27

C-Class:
Net assets	$40,902
Capital shares outstanding	930
Net asset value per share	$43.98

H-Class:
Net assets	$4,349,503
Capital shares outstanding	87,694
Net asset value per share	$49.60

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$14,561
Interest	3,064
Total investment income	17,625

Expenses:
Management fees	31,658
Distribution and service fees:
A-Class	2,784
C-Class	300
H-Class	5,935
Transfer agent and administrative fees	10,266
Licensing fees	4,383
Registration fees	3,872
Portfolio accounting fees	3,518
Professional fees	2,858
Custodian fees	559
Trustees’ fees*	178
Miscellaneous	2,165
Total expenses	68,476
Less:
Expenses waived by Adviser	(1,252)
Net expenses	67,224
Net investment loss	(49,599)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4
Investments in affiliated issuers	(9,716)
Swap agreements	(25,116)
Futures contracts	(325,541)
Net realized loss	(360,369)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,304
Investments in affiliated issuers	74,206
Swap agreements	(31,098)
Futures contracts	(176,908)
Net change in unrealized appreciation (depreciation)	(130,496)
Net realized and unrealized loss	(490,865)
Net decrease in net assets resulting from operations	$(540,464)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(49,599)	$17,189
Net realized loss on investments	(360,369)	(64,902)
Net change in unrealized appreciation (depreciation) on investments	(130,496)	86,847
Net increase (decrease) in net assets resulting from operations	(540,464)	39,134

Distributions to shareholders:
A-Class	—	(9,611)
C-Class	—	(807)
H-Class	—	(35,177)
Total distributions to shareholders	—	(45,595)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,434,285	3,235,923
C-Class	311,252	215,609
H-Class	29,394,430	77,816,276
Distributions reinvested
A-Class	—	9,238
C-Class	—	804
H-Class	—	34,387
Cost of shares redeemed
A-Class	(1,735,556)	(2,491,383)
C-Class	(361,088)	(919,579)
H-Class	(35,299,147)	(72,303,681)
Net increase (decrease) from capital share transactions	(6,255,824)	5,597,594
Net increase (decrease) in net assets	(6,796,288)	5,591,133

Net assets:
Beginning of period	13,180,975	7,589,842
End of period	$6,384,687	$13,180,975

Capital share activity:
Shares sold
A-Class	26,741	57,467
C-Class	6,843	4,363
H-Class	565,525	1,436,108
Shares issued from reinvestment of distributions
A-Class	—	173
C-Class	—	17
H-Class	—	648
Shares redeemed
A-Class	(32,502)	(45,804)
C-Class	(7,876)	(19,278)
H-Class	(669,207)	(1,341,390)
Net increase (decrease) in shares	(110,476)	92,304

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$55.34	$52.46	$43.45	$53.23	$47.68	$55.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	.16	.19	(.16)	(.55)	(.58)
Net gain (loss) on investments (realized and unrealized)	(5.20)	3.17	8.82	(9.62)	6.10	(5.32)
Total from investment operations	(5.55)	3.33	9.01	(9.78)	5.55	(5.90)
Less distributions from:
Net investment income	—	(.45)	—	—	—	—
Net realized gains	—	—	—	—	—	(2.17)
Total distributions	—	(.45)	—	—	—	(2.17)
Net asset value, end of period	$49.79	$55.34	$52.46	$43.45	$53.23	$47.68

Total Return[c]	(10.03%)	6.38%	20.74%	(18.37%)	11.64%	(11.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,994	$2,535	$1,782	$1,517	$2,245	$1,900
Ratios to average net assets:
Net investment income (loss)	(1.32%)	0.29%	0.40%	(0.34%)	(1.07%)	(1.10%)
Total expenses[d]	1.91%	2.00%	1.83%	1.72%	1.73%	1.69%
Net expenses[e]	1.87%	1.96%	1.82%	1.72%	1.73%	1.69%
Portfolio turnover rate	—	—	9%	—	142%	376%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$49.08	$46.91	$39.14	$48.32	$43.60	$51.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.16)	(.15)	(.48)	(.82)	(.85)
Net gain (loss) on investments (realized and unrealized)	(4.60)	2.78	7.92	(8.70)	5.54	(4.93)
Total from investment operations	(5.10)	2.62	7.77	(9.18)	4.72	(5.78)
Less distributions from:
Net investment income	—	(.45)	—	—	—	—
Net realized gains	—	—	—	—	—	(2.17)
Total distributions	—	(.45)	—	—	—	(2.17)
Net asset value, end of period	$43.98	$49.08	$46.91	$39.14	$48.32	$43.60

Total Return[c]	(10.39%)	5.62%	19.85%	(18.98%)	10.80%	(11.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41	$96	$791	$795	$1,309	$1,938
Ratios to average net assets:
Net investment income (loss)	(2.10%)	(0.33%)	(0.33%)	(1.14%)	(1.80%)	(1.75%)
Total expenses[d]	2.67%	2.77%	2.59%	2.47%	2.48%	2.45%
Net expenses[e]	2.63%	2.72%	2.58%	2.47%	2.48%	2.45%
Portfolio turnover rate	—	—	9%	—	142%	376%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$55.12	$52.25	$43.27	$53.03	$47.49	$55.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)	.12	.18	(.17)	(.56)	(.59)
Net gain (loss) on investments (realized and unrealized)	(5.13)	3.20	8.80	(9.59)	6.10	(5.28)
Total from investment operations	(5.52)	3.32	8.98	(9.76)	5.54	(5.87)
Less distributions from:
Net investment income	—	(.45)	—	—	—	—
Net realized gains	—	—	—	—	—	(2.17)
Total distributions	—	(.45)	—	—	—	(2.17)
Net asset value, end of period	$49.60	$55.12	$52.25	$43.27	$53.03	$47.49

Total Return	(10.01%)	6.39%	20.75%	(18.39%)	11.64%	(11.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,350	$10,549	$5,017	$6,301	$7,506	$10,608
Ratios to average net assets:
Net investment income (loss)	(1.44%)	0.22%	0.36%	(0.36%)	(1.11%)	(1.12%)
Total expenses[d]	1.95%	2.00%	1.83%	1.72%	1.73%	1.70%
Net expenses[e]	1.92%	1.96%	1.82%	1.72%	1.73%	1.70%
Portfolio turnover rate	—	—	9%	—	142%	376%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	18.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.3%
Total	37.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	10.25%	7.21%	(2.72%)	(5.60%)
A-Class Shares with sales charge‡	5.02%	2.11%	(3.66%)	(6.06%)
C-Class Shares	9.83%	6.37%	(3.46%)	(6.31%)
C-Class Shares with CDSC§	8.83%	5.37%	(3.46%)	(6.31%)
H-Class Shares	10.23%	7.13%	(2.72%)	(5.60%)
U.S. Dollar Index	(5.21%)	(5.52%)	(0.52%)	1.78%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 37.0%
Guggenheim Strategy Fund II1	15,742	$393,080
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	38,580	385,033
Total Mutual Funds
(Cost $772,094)		778,113

	Face Amount
FEDERAL AGENCY NOTES†† - 24.3%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	251,013
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,252
Federal Home Loan Bank
0.10% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	200,000	199,992
Total Federal Agency Notes
(Cost $509,977)		511,257

U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	119,000	118,996
Total U.S. Treasury Bills
(Cost $118,996)		118,996

REPURCHASE AGREEMENTS††,5 - 79.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	929,958	929,958
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	387,074	387,074
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	352,238	352,238
Total Repurchase Agreements
(Cost $1,669,270)		1,669,270

Total Investments - 146.4%
(Cost $3,070,337)		$3,077,636
Other Assets & Liabilities, net - (46.4)%		(975,392)
Total Net Assets - 100.0%		$2,102,244

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	39	Dec 2020	$3,662,490	$9,501

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/20	6,163	$578,418	$(3,310)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2020.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$778,113	$—	$—	$778,113
Federal Agency Notes	—	511,257	—	511,257
U.S. Treasury Bills	—	118,996	—	118,996
Repurchase Agreements	—	1,669,270	—	1,669,270
Currency Futures Contracts**	9,501	—	—	9,501
Total Assets	$787,614	$2,299,523	$—	$3,087,137

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Index Swap Agreements**	$—	$3,310	$—	$3,310

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$165,222	$370,000	$(150,000)	$(423)	$8,281	$393,080	15,742	$2,099
Guggenheim Ultra Short Duration Fund — Institutional Class	170,685	370,000	(160,000)	(507)	4,855	385,033	38,580	1,631
	$335,907	$740,000	$(310,000)	$(930)	$13,136	$778,113		$3,730

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments in unaffiliated issuers, at value (cost $628,973)	$630,253
Investments in affiliated issuers, at value (cost $772,094)	778,113
Repurchase agreements, at value (cost $1,669,270)	1,669,270
Receivables:
Dividends	1,049
Fund shares sold	779
Variation margin on futures contracts	685
Interest	94
Total assets	3,080,243

Liabilities:
Unrealized depreciation on OTC swap agreements	3,310
Payable for:
Fund shares redeemed	951,924
Swap settlement	9,335
Management fees	1,968
Transfer agent and administrative fees	615
Distribution and service fees	582
Portfolio accounting fees	229
Trustees’ fees*	69
Miscellaneous	9,967
Total liabilities	977,999
Commitments and contingent liabilities (Note 12)	—
Net assets	$2,102,244

Net assets consist of:
Paid in capital	$12,012,530
Total distributable earnings (loss)	(9,910,286)
Net assets	$2,102,244

A-Class:
Net assets	$728,004
Capital shares outstanding	11,414
Net asset value per share	$63.78
Maximum offering price per share (Net asset value divided by 95.25%)	$66.96

C-Class:
Net assets	$32,880
Capital shares outstanding	586
Net asset value per share	$56.09

H-Class:
Net assets	$1,341,360
Capital shares outstanding	21,069
Net asset value per share	$63.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of affiliated issuers	$3,730
Interest	2,615
Total investment income	6,345

Expenses:
Management fees	18,938
Distribution and service fees:
A-Class	397
C-Class	71
H-Class	4,846
Transfer agent and administrative fees	5,910
Registration fees	2,316
Licensing fees	2,217
Portfolio accounting fees	2,105
Professional fees	1,417
Custodian fees	288
Trustees’ fees*	95
Miscellaneous	856
Total expenses	39,456
Less:
Expenses waived by Adviser	(332)
Net expenses	39,124
Net investment loss	(32,779)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,069
Investments in affiliated issuers	(930)
Swap agreements	56,108
Futures contracts	280,198
Net realized gain	336,445
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,106
Investments in affiliated issuers	13,136
Swap agreements	(6,483)
Futures contracts	42,090
Net change in unrealized appreciation (depreciation)	49,849
Net realized and unrealized gain	386,294
Net increase in net assets resulting from operations	$353,515

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(32,779)	$3,912
Net realized gain (loss) on investments	336,445	(248,640)
Net change in unrealized appreciation (depreciation) on investments	49,849	(4,453)
Net increase (decrease) in net assets resulting from operations	353,515	(249,181)

Distributions to shareholders:
A-Class	—	(981)
C-Class	—	(86)
H-Class	—	(11,434)
Total distributions to shareholders	—	(12,501)

Capital share transactions:
Proceeds from sale of shares
A-Class	622,283	3,412,501
C-Class	20,000	5,000
H-Class	42,431,299	34,836,156
Distributions reinvested
A-Class	—	918
C-Class	—	86
H-Class	—	11,032
Cost of shares redeemed
A-Class	(148,297)	(3,440,177)
C-Class	(9,082)	(17,656)
H-Class	(42,733,550)	(34,990,291)
Net increase (decrease) from capital share transactions	182,653	(182,431)
Net increase (decrease) in net assets	536,168	(444,113)

Net assets:
Beginning of period	1,566,076	2,010,189
End of period	$2,102,244	$1,566,076

Capital share activity:
Shares sold
A-Class	9,718	54,128
C-Class	360	99
H-Class	685,339	565,225
Shares issued from reinvestment of distributions
A-Class	—	15
C-Class	—	2
H-Class	—	179
Shares redeemed
A-Class	(2,407)	(54,689)
C-Class	(182)	(320)
H-Class	(686,911)	(569,120)
Net increase (decrease) in shares	5,917	(4,481)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$57.85	$63.74	$77.67	$64.99	$75.31	$70.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	.16	.23	(.35)	(.80)	(.84)
Net gain (loss) on investments (realized and unrealized)	6.36	(5.84)	(14.16)	13.03	(9.52)	5.46
Total from investment operations	5.93	(5.68)	(13.93)	12.68	(10.32)	4.62
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$63.78	$57.85	$63.74	$77.67	$64.99	$75.31

Total Return[c]	10.25%	(8.94%)	(17.93%)	19.51%	(13.69%)	6.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$728	$237	$296	$3,306	$324	$1,314
Ratios to average net assets:
Net investment income (loss)	(1.39%)	0.26%	0.32%	(0.48%)	(1.13%)	(1.13%)
Total expenses[d]	1.89%	2.01%	1.80%	1.72%	1.72%	1.70%
Net expenses[e]	1.86%	2.00%	1.80%	1.72%	1.72%	1.70%
Portfolio turnover rate	57%	—	—	28%	77%	699%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$51.07	$56.74	$69.66	$58.72	$68.57	$64.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(.29)	(.27)	(.80)	(1.19)	(1.20)
Net gain (loss) on investments (realized and unrealized)	5.60	(5.17)	(12.65)	11.74	(8.66)	4.89
Total from investment operations	5.02	(5.46)	(12.92)	10.94	(9.85)	3.69
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$56.09	$51.07	$56.74	$69.66	$58.72	$68.57

Total Return[c]	9.83%	(9.65%)	(18.55%)	18.65%	(14.39%)	5.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33	$21	$36	$388	$695	$536
Ratios to average net assets:
Net investment income (loss)	(2.17%)	(0.53%)	(0.42%)	(1.23%)	(1.88%)	(1.81%)
Total expenses[d]	2.66%	2.75%	2.53%	2.47%	2.47%	2.45%
Net expenses[e]	2.63%	2.73%	2.53%	2.47%	2.47%	2.45%
Portfolio turnover rate	57%	—	—	28%	77%	699%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]
Per Share Data
Net asset value, beginning of period	$57.76	$63.67	$77.60	$64.92	$75.23	$70.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	.07	.28	(.36)	(.85)	(.78)
Net gain (loss) on investments (realized and unrealized)	6.40	(5.77)	(14.21)	13.04	(9.46)	5.42
Total from investment operations	5.91	(5.70)	(13.93)	12.68	(10.31)	4.64
Less distributions from:
Net investment income	—	(.21)	—	—	—	—
Total distributions	—	(.21)	—	—	—	—
Net asset value, end of period	$63.67	$57.76	$63.67	$77.60	$64.92	$75.23

Total Return	10.23%	(8.98%)	(17.95%)	19.55%	(13.73%)	6.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,341	$1,308	$1,678	$3,267	$5,068	$3,645
Ratios to average net assets:
Net investment income (loss)	(1.57%)	0.12%	0.41%	(0.49%)	(1.19%)	(1.04%)
Total expenses[d]	1.87%	1.99%	1.83%	1.72%	1.71%	1.70%
Net expenses[e]	1.86%	1.97%	1.83%	1.72%	1.71%	1.70%
Portfolio turnover rate	57%	—	—	28%	77%	699%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2020, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified

At September 30, 2020, only A-Class, C-Class, and H-Class shares have been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation

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Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

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Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.09% at September 30, 2020.

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(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$5,223,094	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,279,966	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,803,523	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,063,638

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Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,022,300	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,369,625

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2020:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at September 30, 2020
Japan 2x Strategy Fund	$47,300	$17,940	$—	$65,240
Strengthening Dollar 2x Strategy Fund	—	36,692	24,067	60,759
Weakening Dollar 2x Strategy Fund	—	9,501	—	9,501

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Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at September 30, 2020
Europe 1.25x Strategy Fund	$27,802	$6,314	$—	$34,116
Weakening Dollar 2x Strategy Fund	—	—	3,310	3,310

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. For exchange-traded and centrally cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$321,030	$151,009	$—	$472,039
Japan 2x Strategy Fund	312,439	58,503	—	370,942
Strengthening Dollar 2x Strategy Fund	—	(325,541)	(25,116)	(350,657)
Weakening Dollar 2x Strategy Fund	—	280,198	56,108	336,306

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(188,795)	$9,690	$—	$(179,105)
Japan 2x Strategy Fund	99,726	(11,795)	—	87,931
Strengthening Dollar 2x Strategy Fund	—	(176,908)	(31,098)	(208,006)
Weakening Dollar 2x Strategy Fund	—	42,090	(6,483)	35,607

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$24,067	$—	$24,067	$—	$—	$24,067

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					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$3,310	$—	$3,310	$(3,310)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2020.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	$12,177	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2020, GFD retained sales charges of $79,209 relating to sales of A-Class shares of the Trust.

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If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2020, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$291
Japan 2x Strategy Fund	185
Strengthening Dollar 2x Strategy Fund	1,252
Weakening Dollar 2x Strategy Fund	332

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc. 0.06%			U.S. Treasury Inflation Indexed Bond
Due 10/01/20	59,103,876	59,103,974	0.63%
			01/15/26	36,745,360	40,558,260
			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

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In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® Pure Value Fund	$58,312	$(58,312)	$—	$59,193	$—	$59,193
S&P MidCap 400® Pure Growth Fund	722,079	(722,079)	—	736,110	—	736,110
S&P MidCap 400® Pure Value Fund	87,852	(87,852)	—	92,111	—	92,111
S&P SmallCap 600® Pure Growth Fund	325,115	(325,115)	—	336,428	—	336,428
S&P SmallCap 600® Pure Value Fund	67,680	(67,680)	—	80,953	—	80,953
Europe 1.25x Strategy Fund	42,970	(42,970)	—	44,255	—	44,255

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

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Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$47,074,593	$6,888,041	$(131,560)	$6,756,481
S&P 500® Pure Value Fund	8,162,465	—	(1,737,173)	(1,737,173)
S&P MidCap 400® Pure Growth Fund	66,112,062	3,640,690	(220,291)	3,420,399
S&P MidCap 400® Pure Value Fund	5,832,138	—	(1,131,832)	(1,131,832)
S&P SmallCap 600® Pure Growth Fund	7,591,398	401,577	(218,891)	182,686
S&P SmallCap 600® Pure Value Fund	15,058,960	—	(374,145)	(374,145)
Europe 1.25x Strategy Fund	1,368,975	36,080	(37,770)	(1,690)
Japan 2x Strategy Fund	1,615,115	67,292	—	67,292
Strengthening Dollar 2x Strategy Fund	6,388,861	73,071	—	73,071
Weakening Dollar 2x Strategy Fund	3,070,433	16,704	(3,310)	13,394

Note 9 – Securities Transactions

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$73,254,925	$73,499,015
S&P 500® Pure Value Fund	86,585,224	85,619,471
S&P MidCap 400® Pure Growth Fund	157,947,956	143,612,142
S&P MidCap 400® Pure Value Fund	44,699,257	42,722,369
S&P SmallCap 600® Pure Growth Fund	39,330,268	36,943,696
S&P SmallCap 600® Pure Value Fund	66,811,105	52,158,165
Europe 1.25x Strategy Fund	545,466	777,432
Japan 2x Strategy Fund	—	80,000
Strengthening Dollar 2x Strategy Fund	—	920,000
Weakening Dollar 2x Strategy Fund	740,000	310,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2020, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Loss
S&P 500® Pure Growth Fund	$13,447,299	$22,899,528	$(316,372)
S&P 500® Pure Value Fund	5,005,479	7,548,688	(867,688)
S&P MidCap 400® Pure Growth Fund	2,176,887	2,568,431	(179,470)
S&P MidCap 400® Pure Value Fund	1,112,300	810,102	(119,984)
S&P SmallCap 600® Pure Growth Fund	548,412	231,621	(37,430)
S&P SmallCap 600® Pure Value Fund	696,088	300,109	(31,971)
Europe 1.25x Strategy Fund	278,760	316,223	(1,165)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expired June 8, 2020. On March 30, 2020, the Board approved increasing the line of credit from $75,000,000 to $150,000,000. On June 8, 2020, the line of credit agreement was renewed at the increased $150,000,000 amount and expires on June 7, 2021. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2020. The Funds did not have any borrowings outstanding under this agreement at September 30, 2020.

The average daily balances borrowed for the period ended September 30, 2020, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Value Fund	$4,512
S&P MidCap 400® Pure Growth Fund	1,471
S&P MidCap 400® Pure Value Fund	726
S&P SmallCap 600® Pure Growth Fund	6,526
S&P SmallCap 600® Pure Value Fund	2,244

Note 11 – Reverse Share Splits

Effective on August 17, 2020, a reverse share split occurred for the following Fund:

Fund	Split Type
S&P SmallCap 600® Pure Value Fund	One-for-Five Reverse Share Split

The effect of this transaction was to divide the number of outstanding shares of the S&P SmallCap 600® Pure Value Fund by its respective reverse split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the Statements of Changes in Net Assets and the Per Share Data in the Financial Highlights for each of the periods presented prior to the effective date, have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Note 12 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The

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plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

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On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 13 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Guggenheim Long Short Equity Fund (“Long Short Equity Fund”)**	●	Guggenheim Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)**
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	Guggenheim Multi-Hedge Strategies Fund (“Multi-Hedge Strategies Fund”)**	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*

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●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 Fund
●	S&P 500 Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 18, 2020.

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OTHER INFORMATION (Unaudited)(continued)

Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund (other than the Alternative Funds) (each, a “Tradable Fund” and collectively, the “Tradable Funds”)2 is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct objective performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed objective performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including

[2]	Note that the Tradable Funds include the Sector Funds and the Real Estate Fund.

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leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2019, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed performance benchmark for the five-year, three-year and one-year periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2020.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2019, as applicable, noting the Adviser’s view that such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

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OTHER INFORMATION (Unaudited)(continued)

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2019, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for the Commodities Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of both actively-managed and index-based commodity funds and, for the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of actively-managed emerging markets bond funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2019, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar strategies that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2019, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily a result of the Fund’s fundamental factor tilts and the underperformance of the Fund’s prior investment strategy. The Committee noted management’s statement that the Fund’s high positive allocation to value and short on growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee also noted management’s statement that the Fund employed a momentum-based investment strategy prior to May 31, 2017 that demonstrated bouts of volatility and inconsistencies, which affected long-term performance. The Committee took into account management’s statement that, since 2018, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and adding a macro overlay to better incorporate Guggenheim’s market views. The Committee also took note of improving performance, noting that one-year performance as of March 31, 2020 ranked in the 62nd percentile.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 92nd and 34th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities. The Committee took into account management’s statement that the Fund changed its underlying investment model

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in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach, resulting in more competitive performance over the three-year and one-year time periods. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings improved to the 76th and 28th percentiles, respectively, and that one-year performance ranked in the 43rd percentile.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted that Guggenheim generally does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, although the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s total net expense ratio is similar to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar investment strategies, but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (94th percentile) of its peer group. The Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (38th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect once the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

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OTHER INFORMATION (Unaudited)(concluded)

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr.(1) (1946)	Trustee	Since 2019	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley(1) (1946)	Trustee	Since 2019	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III(1) (1946)	Trustee	Since 2019	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-September 2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
(1)	Under the Funds’ Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2020

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

Beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NASDAQ-100® FUND	9
NOTES TO FINANCIAL STATEMENTS	25
OTHER INFORMATION	43
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	55
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	62
LIQUIDITY RISK MANAGEMENT PROGRAM	66

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2020

Dear Shareholder:

The six-month period ended September 30, 2020, concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century, causing a steeper plunge in output and employment in two months than during the first two years of the Great Depression. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in massive asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.

The recovery since the spring has been faster than expected, with consumer confidence holding up due to the temporary nature of layoffs and positive personal income growth thanks to massive fiscal support. However, the outlook for the next several months is more challenging. Fiscal support is fading, so incomes will likely fall in the fourth quarter. Also, colder weather and the reopening of schools make the likelihood of another large COVID wave very high, risking renewed lockdowns and a setback in the recovery. We do not expect a full recovery will be possible until a vaccine has been developed, tested, approved, produced, and administered across the globe. This process will likely take until mid-2021, or possibly longer. As discussed in this shareholder report, these events have had an impact on performance.

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for NASDAQ-100® Fund (the “Fund”) that is part of the Rydex Series Funds. This report covers performance of the Fund for the six-month period ended September 30, 2020.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to the safety and prosperity of our clients, our employees, and our shareholders. Thank you for the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2020

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

The Nasdaq-100® Fund may not be suitable for all investors. ● Investing in the NASDAQ-100® Fund involves certain risks, which may include increased volatility due to the use of futures and the possibility that companies in which the Fund invests may not be commercially successful or may become obsolete more quickly. ● There are no assurances that any Rydex Fund will achieve its objective and/or strategy. This Fund is subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective and may decrease the Fund’s performance. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2020

Six months ago, the global COVID-19 pandemic threatened the worst economic downturn since the Great Depression. Faced with the prospect of an economic collapse, policymakers in the U.S. introduced fiscal and monetary policy initiatives that have, for the most part, shored up the U.S. economy, although more stimulus appears to be necessary. These policy initiatives, particularly on the monetary side, have increased market liquidity and lowered borrowing rates, reassuring equity investors that the U.S. Federal Reserve (the “Fed”) would do everything in its power to maintain market stability. For the six months ended September 30, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned 31.31%, briefly surpassing the pre-pandemic peak before giving up gains in September. This increase was in spite of personal and economic hardships imposed by the onset of COVID-19, highlighting the crucial role of policy support.

While the outlook on fiscal policy is contingent on the 2020 presidential election outcome, the monetary policy outlook is far less dependent on it. Our views hold that the Fed will remain accommodative over the next several years. This is in large part owing to recent revisions to the Fed’s policy framework that resulted in a dovish shift in the policy reaction function.

Fed policymakers revised their Statement on Longer-Run Goals and Monetary Policy Strategy in August 2020. Labor market goals now focus on correcting shortfalls in achieving maximum employment, rather than managing deviations from it, which previously included tightening policy when the Fed thought the labor market was too tight. Instead, the Fed will now tolerate the unemployment rate falling below a level they consider to be maximum employment as long as it does not produce unwanted inflation. On inflation policy, the Fed will aim for core inflation to average 2% over an unspecified time period. This allows for inflation readings that are moderately above 2% over shorter horizons to make up for periods when inflation falls below its target.

The practical effect of the revised strategy would likely have meant no rate hikes from 2015–2018, as inflation was never above 2% for a sustained period and a low unemployment rate is now an insufficient justification for raising rates. But the revised statement, and Fed Chair Jerome Powell’s speech at Jackson Hole, which coincided with the release of the new framework, gave no explanation of how the Fed would actually achieve higher inflation, something it could not attain previously with years of short-term rates at zero and trillions of dollars in quantitative easing. A lack of concrete guidance on the overshoot (with no numerical target and no specified time frame) further weakens the policy and the associated response in inflation expectations, which remain lower than the Fed would favor.

We expect the Fed will have a difficult time in reaching its inflation target in the coming years, let alone exceeding it, in part because core inflation lags real gross domestic product growth by about 18 months, meaning that inflation should trend downward over the next several quarters. In addition, elevated unemployment and a high debt burden will weigh on the speed of the recovery. As the last expansion demonstrated, even a strong economy with low unemployment does not necessarily produce inflation in excess of 2%, as many components of inflation are not responsive to interest rates or economic conditions.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2020

Below-target inflation may anchor U.S. Treasury yields at low levels. In the near term, concerns over another COVID-19 wave complicated by the flu season, a slowing pace of improvement in the labor market, a lack of additional fiscal stimulus, and election uncertainty, all suggest low U.S. Treasury yields. In addition, comparatively higher yields in the U.S. should continue to attract capital from abroad, further supporting the market.

For the six-month period ended September 30, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.39%. The return of the MSCI Emerging Markets Index* was 29.36%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.53% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 15.24%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2020 and ending September 30, 2020.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
NASDAQ-100® Fund
Investor Class	1.38%	45.89%	$ 1,000.00	$ 1,458.90	$ 8.51
A-Class	1.63%	45.69%	1,000.00	1,456.90	10.04
C-Class	2.38%	45.19%	1,000.00	1,451.90	14.63
H-Class	1.63%	45.70%	1,000.00	1,457.00	10.04

Table 2. Based on hypothetical 5% return (before expenses)
NASDAQ-100® Fund
Investor Class	1.38%	5.00%	$ 1,000.00	$ 1,018.15	$ 6.98
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
H-Class	1.63%	5.00%	1,000.00	1,016.90	8.24

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2020 to September 30, 2020.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Inception Dates:
Investor Class	February 14, 1994
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	12.6%
Microsoft Corp.	10.1%
Amazon.com, Inc.	10.0%
Facebook, Inc. — Class A	4.0%
Tesla, Inc.	3.2%
Alphabet, Inc. — Class A	3.2%
Alphabet, Inc. — Class C	3.1%
NVIDIA Corp.	2.7%
Adobe, Inc.	1.9%
PayPal Holdings, Inc.	1.9%
Top Ten Total	52.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	45.89%	46.66%	21.95%	18.90%
A-Class Shares	45.69%	46.29%	21.63%	18.59%
A-Class Shares with sales charge‡	38.77%	39.34%	20.45%	18.01%
C-Class Shares	45.19%	45.19%	20.74%	17.72%
C-Class Shares with CDSC§	44.19%	44.19%	20.74%	17.72%
NASDAQ-100 Index	46.75%	48.75%	23.63%	20.43%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	45.70%	46.26%	21.66%	17.94%
NASDAQ-100 Index	46.75%	48.75%	23.63%	18.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 93.9%

Technology - 42.7%
Apple, Inc.	1,633,996	$189,233,077
Microsoft Corp.	723,022	152,073,217
NVIDIA Corp.	75,196	40,697,579
Adobe, Inc.*	58,458	28,669,557
Intel Corp.	518,327	26,838,972
Broadcom, Inc.	48,724	17,751,128
QUALCOMM, Inc.	137,505	16,181,588
Texas Instruments, Inc.	111,629	15,939,505
Advanced Micro Devices, Inc.*	143,086	11,731,621
Zoom Video Communications, Inc. — Class A*	22,194	10,433,621
Intuit, Inc.	31,907	10,408,382
Fiserv, Inc.*	81,612	8,410,117
Activision Blizzard, Inc.	94,071	7,615,047
Applied Materials, Inc.	111,305	6,617,082
Micron Technology, Inc.*	135,401	6,358,431
Autodesk, Inc.*	26,713	6,170,970
Lam Research Corp.	17,748	5,887,899
Analog Devices, Inc.	44,992	5,252,366
DocuSign, Inc.*	22,549	4,853,447
Workday, Inc. — Class A*	21,572	4,640,784
Electronic Arts, Inc.*	35,197	4,590,041
Cognizant Technology Solutions Corp. — Class A	66,085	4,587,621
NXP Semiconductor N.V.	34,030	4,247,284
NetEase, Inc. ADR	8,742	3,974,725
Synopsys, Inc.*	18,496	3,957,774
KLA Corp.	18,947	3,670,792
Splunk, Inc.*	19,358	3,641,821
Cadence Design Systems, Inc.*	33,978	3,623,074
Paychex, Inc.	43,724	3,487,864
ASML Holding N.V. — Class G1	9,303	3,435,319
ANSYS, Inc.*	10,455	3,421,190
Microchip Technology, Inc.	30,767	3,161,617
Xilinx, Inc.	29,775	3,103,746
Skyworks Solutions, Inc.	20,357	2,961,944
Cerner Corp.	37,218	2,690,489
Take-Two Interactive Software, Inc.*	13,935	2,302,341
Maxim Integrated Products, Inc.	32,503	2,197,528
Citrix Systems, Inc.	15,055	2,073,224
Check Point Software Technologies Ltd.*	17,087	2,056,249
Western Digital Corp.	36,870	1,347,598
Total Technology		640,296,631

Communications - 30.7%
Amazon.com, Inc.*	47,855	150,682,474
Facebook, Inc. — Class A*	229,708	60,160,525
Alphabet, Inc. — Class A*	32,937	48,272,467
Alphabet, Inc. — Class C*	31,875	46,843,500
Netflix, Inc.*	53,748	26,875,613
Comcast Corp. — Class A	555,579	25,701,085
Cisco Systems, Inc.	514,585	20,269,503
T-Mobile US, Inc.*	150,856	17,251,892
Charter Communications, Inc. — Class A*	24,972	15,591,018
JD.com, Inc. ADR*	111,863	8,681,687
Booking Holdings, Inc.*	4,991	8,538,004
MercadoLibre, Inc.*	6,058	6,557,664
eBay, Inc.	85,297	4,443,974
Baidu, Inc. ADR*	34,270	4,338,239
VeriSign, Inc.*	13,998	2,867,490

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NASDAQ-100® FUND

	Shares	Value
Sirius XM Holdings, Inc.[1]	528,966	$2,835,258
Pinduoduo, Inc. ADR*	35,164	2,607,411
CDW Corp.	17,388	2,078,388
Trip.com Group Ltd. ADR*	63,737	1,984,770
Expedia Group, Inc.	16,539	1,516,461
Fox Corp. — Class A	41,885	1,165,660
Liberty Global plc — Class C*	48,604	998,083
Fox Corp. — Class B	31,818	889,949
Liberty Global plc — Class A*	22,214	466,716
Total Communications		461,617,831

Consumer, Non-cyclical - 11.8%
PayPal Holdings, Inc.*	142,994	28,174,108
PepsiCo, Inc.	168,750	23,388,750
Amgen, Inc.	71,380	18,141,941
Intuitive Surgical, Inc.*	14,262	10,119,459
Mondelez International, Inc. — Class A	174,076	10,000,666
Gilead Sciences, Inc.	152,796	9,655,179
Vertex Pharmaceuticals, Inc.*	31,744	8,638,177
Automatic Data Processing, Inc.	52,401	7,309,415
Regeneron Pharmaceuticals, Inc.*	12,741	7,132,157
Illumina, Inc.*	17,793	5,499,460
Biogen, Inc.*	19,294	5,473,322
Monster Beverage Corp.*	64,276	5,154,935
DexCom, Inc.*	11,668	4,809,900
Kraft Heinz Co.	149,000	4,462,550
Cintas Corp.	12,614	4,198,318
Seattle Genetics, Inc.*	21,205	4,149,607
IDEXX Laboratories, Inc.*	10,366	4,074,978
Verisk Analytics, Inc. — Class A	19,790	3,667,285
Moderna, Inc.*,1	48,090	3,402,368
Align Technology, Inc.*	9,602	3,143,311
Alexion Pharmaceuticals, Inc.*	26,711	3,056,540
Incyte Corp.*	26,654	2,391,930
BioMarin Pharmaceutical, Inc.*	22,102	1,681,520
Total Consumer, Non-cyclical		177,725,876

Consumer, Cyclical - 7.6%
Tesla, Inc.*	113,563	48,719,663
Costco Wholesale Corp.	53,810	19,102,550
Starbucks Corp.	142,470	12,241,022
Lululemon Athletica, Inc.*	15,151	4,990,285
O’Reilly Automotive, Inc.*	9,026	4,161,708
Ross Stores, Inc.	43,377	4,047,942
Walgreens Boots Alliance, Inc.	105,607	3,793,403
Marriott International, Inc. — Class A	39,525	3,659,225
PACCAR, Inc.	42,186	3,597,622
Fastenal Co.	69,910	3,152,242
Copart, Inc.*	28,613	3,008,943
Dollar Tree, Inc.*	28,921	2,641,644
Ulta Beauty, Inc.*	6,864	1,537,399
Total Consumer, Cyclical		114,653,648

Utilities - 0.6%
Xcel Energy, Inc.	64,025	4,418,365
Exelon Corp.	118,766	4,247,072
Total Utilities		8,665,437

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NASDAQ-100® FUND

	Shares	Value
Industrial - 0.5%
CSX Corp.	93,239	$7,241,873

Total Common Stocks
(Cost $446,564,297)		1,410,201,296

MUTUAL FUNDS† - 2.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,610,622	16,074,006
Guggenheim Strategy Fund II2	575,584	14,372,344
Guggenheim Strategy Fund III[2]	370,504	9,288,530
Total Mutual Funds
(Cost $39,678,710)		39,734,880

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 3.3%
Federal Home Loan Bank
0.09% due 11/30/20[3]	$50,000,000	49,994,166
Total Federal Agency Discount Notes
(Cost $49,990,416)		49,994,166

FEDERAL AGENCY NOTES†† - 1.4%
Federal Farm Credit Bank
0.37% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[4]	3,500,000	3,510,966
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[4]	3,000,000	3,011,654
2.45% due 12/04/28	3,000,000	3,010,929
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[4]	1,400,000	1,404,679

0.20% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[4]	1,000,000	1,000,020
1.71% due 11/25/22	2,000,000	2,005,010
1.18% due 12/01/27	2,000,000	2,000,000
1.71% due 12/16/22	100,000	100,221
Federal Home Loan Bank
4.00% due 10/23/28	2,850,000	2,856,773
Fannie Mae
0.32% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[4]	2,000,000	2,004,460
Total Federal Agency Notes
(Cost $20,871,210)		20,904,712

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.08% due 10/15/20[3,5]	4,761,000	4,760,857
0.08% due 10/29/20[3,6]	800,000	799,942
Total U.S. Treasury Bills
(Cost $5,560,791)		5,560,799

REPURCHASE AGREEMENTS††,7 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	5,476,868	5,476,868
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	2,279,625	2,279,625
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	2,074,458	2,074,458
Total Repurchase Agreements
(Cost $9,830,951)		9,830,951

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NASDAQ-100® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[9]	4,111,122	$4,111,122
Total Securities Lending Collateral
(Cost $4,111,122)		4,111,122

Total Investments - 102.6%
(Cost $576,607,497)		$1,540,337,926
Other Assets & Liabilities, net - (2.6)%		(39,577,347)
Total Net Assets - 100.0%		$1,500,760,579

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	206	Dec 2020	$46,978,300	$1,204,362

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	11/18/20	408	$4,661,186	$238,707
Goldman Sachs International	NASDAQ-100 Index	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	11/19/20	3,201	36,547,751	113,766
Barclays Bank plc	NASDAQ-100 Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	271	3,088,751	14,509
						$44,297,688	$366,982

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]

Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,410,201,296	$—	$—	$1,410,201,296
Mutual Funds	39,734,880	—	—	39,734,880
Federal Agency Discount Notes	—	49,994,166	—	49,994,166
Federal Agency Notes	—	20,904,712	—	20,904,712
U.S. Treasury Bills	—	5,560,799	—	5,560,799
Repurchase Agreements	—	9,830,951	—	9,830,951
Securities Lending Collateral	4,111,122	—	—	4,111,122
Equity Futures Contracts**	1,204,362	—	—	1,204,362
Equity Index Swap Agreements**	—	366,982	—	366,982
Total Assets	$1,455,251,660	$86,657,610	$—	$1,541,909,270

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Mutual Funds
Guggenheim Strategy Fund II	$13,842,806	$—	$—	$—	$529,538
Guggenheim Strategy Fund III	8,569,619	350,000	—	—	368,911
Guggenheim Ultra Short Duration Fund — Institutional Class	15,735,775	—	—	—	338,231
	$38,148,200	$350,000	$—	$—	$1,236,680

Security Name	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,372,344	575,584	$113,858
Guggenheim Strategy Fund III	9,288,530	370,504	80,186
Guggenheim Ultra Short Duration Fund — Institutional Class	16,074,006	1,610,622	100,507
	$39,734,880		$294,551

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND

September 30, 2020

Assets:
Investments in unaffiliated issuers, at value - including $4,015,936 of securities loaned (cost $527,097,836)	$1,490,772,095
Investments in affiliated issuers, at value (cost $39,678,710)	39,734,880
Repurchase agreements, at value (cost $9,830,951)	9,830,951
Unrealized appreciation on OTC swap agreements	366,982
Receivables:
Fund shares sold	17,809,394
Variation margin on futures contracts	241,380
Dividends	237,189
Interest	98,374
Securities lending income	238
Swap settlement	95
Total assets	1,559,091,578

Liabilities:
Payable for:
Securities purchased	49,990,417
Return of securities lending collateral	4,111,122
Fund shares redeemed	1,039,522
Management fees	910,726
Transfer agent and administrative fees	327,764
Distribution and service fees	114,597
Portfolio accounting fees	64,305
Trustees’ fees*	23,604
Miscellaneous	1,748,942
Total liabilities	58,330,999
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,500,760,579

Net assets consist of:
Paid in capital	$470,535,889
Total distributable earnings (loss)	1,030,224,690
Net assets	$1,500,760,579

Investor Class:
Net assets	$1,292,797,490
Capital shares outstanding	22,333,520
Net asset value per share	$57.89

A-Class:
Net assets	$59,271,144
Capital shares outstanding	1,121,002
Net asset value per share	$52.87
Maximum offering price per share (Net asset value divided by 95.25%)	$55.51

C-Class:
Net assets	$114,173,582
Capital shares outstanding	2,522,067
Net asset value per share	$45.27

H-Class:
Net assets	$34,518,363
Capital shares outstanding	653,003
Net asset value per share	$52.86

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND

Six Months Ended September 30, 2020

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $7,374)	$5,543,960
Dividends from securities of affiliated issuers	294,551
Interest	48,891
Income from securities lending, net	4,509
Total investment income	5,891,911

Expenses:
Management fees	5,234,878
Distribution and service fees:
A-Class	68,345
C-Class	524,106
H-Class	46,092
Transfer agent and administrative fees	1,976,564
Registration fees	768,282
Professional fees	492,279
Portfolio accounting fees	378,630
Custodian fees	99,612
Trustees’ fees*	32,743
Prime broker interest expense	28
Miscellaneous	643,924
Total expenses	10,265,483
Less:
Expenses waived by Adviser	(19,948)
Net expenses	10,245,535
Net investment loss	(4,353,624)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$17,676,508
Swap agreements	9,457,130
Futures contracts	26,988,958
Net realized gain	54,122,596
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	443,242,954
Investments in affiliated issuers	1,236,680
Swap agreements	932,914
Futures contracts	(2,716,004)
Net change in unrealized appreciation (depreciation)	442,696,544
Net realized and unrealized gain	496,819,140
Net increase in net assets resulting from operations	$492,465,516

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,353,624)	$(3,453,284)
Net realized gain on investments	54,122,596	108,686,367
Net change in unrealized appreciation (depreciation) on investments	442,696,544	(37,088,730)
Net increase in net assets resulting from operations	492,465,516	68,144,353

Distributions to shareholders:
Investor Class	—	(20,287,863)
A-Class	—	(1,043,499)
C-Class	—	(2,257,087)
H-Class	—	(648,117)
Total distributions to shareholders	—	(24,236,566)

Capital share transactions:
Proceeds from sale of shares
Investor Class	843,214,836	1,328,414,692
A-Class	11,314,259	30,863,059
C-Class	13,506,578	18,499,187
H-Class	75,809,246	140,487,069
Distributions reinvested
Investor Class	—	19,606,905
A-Class	—	977,143
C-Class	—	2,159,664
H-Class	—	645,234
Cost of shares redeemed
Investor Class	(862,545,776)	(1,477,875,968)
A-Class	(12,362,719)	(52,878,356)
C-Class	(16,734,745)	(26,781,762)
H-Class	(77,560,313)	(164,617,240)
Net decrease from capital share transactions	(25,358,634)	(180,500,373)
Net increase (decrease) in net assets	467,106,882	(136,592,586)

Net assets:
Beginning of period	1,033,653,697	1,170,246,283
End of period	$1,500,760,579	$1,033,653,697
Capital share activity:
Shares sold
Investor Class	16,936,776	32,616,628
A-Class	249,775	865,992
C-Class	352,035	567,526
H-Class	1,667,623	3,768,582
Shares issued from reinvestment of distributions
Investor Class	—	458,320

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
NASDAQ-100® FUND

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
A-Class	—	24,959
C-Class	—	64,046
H-Class	—	16,485
Shares redeemed
Investor Class	(16,989,079)	(36,205,571)
A-Class	(260,192)	(1,433,295)
C-Class	(415,672)	(829,227)
H-Class	(1,669,992)	(4,442,249)
Net decrease in shares	(128,726)	(4,527,804)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Six Months Ended Sept. 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$39.68	$38.39	$34.94	$30.68	$25.75	$25.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.08)	(.05)	(.05)	(.06)	(.05)
Net gain (loss) on investments (realized and unrealized)	18.35	2.21	4.11	6.35	5.47	.96
Total from investment operations	18.21	2.13	4.06	6.30	5.41	.91
Less distributions from:
Net realized gains	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Total distributions	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Net asset value, end of period	$57.89	$39.68	$38.39	$34.94	$30.68	$25.75

Total Return	45.89%	5.40%	11.79%	20.76%	21.21%	3.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,292,797	$888,189	$979,675	$926,146	$760,485	$667,018
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.19%)	(0.14%)	(0.14%)	(0.21%)	(0.19%)
Total expenses[c]	1.38%	1.37%	1.36%	1.28%	1.29%	1.25%
Net expenses[d]	1.38%	1.37%	1.36%	1.28%	1.29%	1.25%
Portfolio turnover rate	28%	54%	32%	48%	72%	228%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended Sept. 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$36.29	$35.26	$32.22	$28.49	$24.04	$23.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.17)	(.13)	(.12)	(.13)	(.10)
Net gain (loss) on investments (realized and unrealized)	16.76	2.04	3.78	5.89	5.06	.90
Total from investment operations	16.58	1.87	3.65	5.77	4.93	.80
Less distributions from:
Net realized gains	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Total distributions	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Net asset value, end of period	$52.87	$36.29	$35.26	$32.22	$28.49	$24.04

Total Return[e]	45.69%	5.14%	11.51%	20.44%	20.76%	3.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,271	$41,054	$59,021	$52,257	$63,311	$60,499
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.44%)	(0.38%)	(0.39%)	(0.51%)	(0.42%)
Total expenses[c]	1.63%	1.62%	1.61%	1.53%	1.53%	1.51%
Net expenses[d]	1.63%	1.62%	1.61%	1.53%	1.53%	1.51%
Portfolio turnover rate	28%	54%	32%	48%	72%	228%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended Sept. 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$31.18	$30.64	$28.29	$25.41	$21.62	$21.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.39)	(.34)	(.32)	(.28)	(.26)
Net gain (loss) on investments (realized and unrealized)	14.40	1.77	3.30	5.24	4.55	.82
Total from investment operations	14.09	1.38	2.96	4.92	4.27	.56
Less distributions from:
Net realized gains	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Total distributions	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Net asset value, end of period	$45.27	$31.18	$30.64	$28.29	$25.41	$21.62

Total Return[e]	45.19%	4.31%	10.70%	19.57%	19.98%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,174	$80,633	$85,274	$85,149	$58,647	$38,900
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.19%)	(1.14%)	(1.15%)	(1.21%)	(1.19%)
Total expenses[c]	2.38%	2.37%	2.36%	2.28%	2.28%	2.26%
Net expenses[d]	2.38%	2.37%	2.36%	2.28%	2.28%	2.26%
Portfolio turnover rate	28%	54%	32%	48%	72%	228%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FINANCIAL HIGHLIGHTS (concluded)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended Sept. 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$36.28	$35.26	$32.22	$28.49	$24.00	$23.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.16)	(.13)	(.12)	(.14)	(.13)
Net gain (loss) on investments (realized and unrealized)	16.76	2.02	3.78	5.89	5.11	.91
Total from investment operations	16.58	1.86	3.65	5.77	4.97	.78
Less distributions from:
Net realized gains	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Total distributions	—	(.84)	(.61)	(2.04)	(.48)	(.54)
Net asset value, end of period	$52.86	$36.28	$35.26	$32.22	$28.49	$24.00

Total Return	45.70%	5.11%	11.51%	20.49%	20.92%	3.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,518	$23,777	$46,276	$64,483	$53,441	$173,638
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.43%)	(0.37%)	(0.37%)	(0.57%)	(0.51%)
Total expenses[c]	1.63%	1.62%	1.61%	1.53%	1.54%	1.51%
Net expenses[d]	1.63%	1.62%	1.61%	1.53%	1.54%	1.51%
Portfolio turnover rate	28%	54%	32%	48%	72%	228%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2020, the Trust consisted of fifty-two funds (the “Funds”).

This report covers the NASDAQ-100® Fund (the “Fund”), a non-diversified investment company.

At September 30, 2020 A-Class, C-Class, Investor Class and H-Class shares have been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(I) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.09% at September 30, 2020.

(j) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

Average Notional Amount
Use	Long
Index exposure, Liquidity	$64,103,116

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

Average Notional Amount
Use	Long
Index exposure, Liquidity	$21,102,724

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin on futures contracts	—
	Unrealized appreciation on OTC swap agreements	—

The following tables sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2020:

Asset Derivative Investments Value
Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2020
$1,204,362	$366,982	$1,571,344

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. For exchange-traded derivatives, variation margin is reported within the Statement of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$26,988,958	$9,457,130	$36,446,088

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$(2,716,004)	$932,914	$(1,783,090)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Swap equity contracts	$366,982	$—	$366,982	$—	$—	$366,982

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by the Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class, P-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2020, GFD retained sales charges of $79,209 relating to sales of A-Class shares of the Trust.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2020, the Fund waived $19,948 related to investments in affiliated funds.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Fund’s custodian. As custodian, U.S. Bank is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.06%			0.63%
Due 10/01/20	59,103,876	59,103,974	01/15/26	36,745,360	40,558,260

			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund acts as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund’s securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2020, the Fund participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Gross Amounts Not Offset in the Statement of Assets and Liabilities			Securities Lending Collateral
Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
$4,015,936	$(4,015,936)	$—	$4,111,122	$—	$4,111,122

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to over collateralization.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Tax Unrealized Appreciation
$628,703,835	$917,698,827	$(4,493,392)	$913,205,435

Note 9 – Securities Transactions

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$394,196,749	$371,859,737

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2020, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$107,028,244	$208,460,219	$7,824,707

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expired June 8, 2020. On March 30, 2020, the Board approved increasing the line of credit from $75,000,000 to $150,000,000. On June 8, 2020, the line of credit agreement was renewed at the increased $150,000,000 amount and expires on June 7, 2021. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2020. The Fund did not have any borrowings outstanding under this agreement at September 30, 2020.

The average daily balance borrowed by the Fund for the period ended September 30, 2020, was follows:

Average Daily Balance
$1,792

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*

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OTHER INFORMATION (Unaudited)(continued)

●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Guggenheim Long Short Equity Fund (“Long Short Equity Fund”)**	●	Guggenheim Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)**
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	Guggenheim Multi-Hedge Strategies Fund (“Multi-Hedge Strategies Fund”)**	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 Fund
●	S&P 500 Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 18, 2020.

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OTHER INFORMATION (Unaudited)(continued)

identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund (other than the Alternative Funds) (each, a “Tradable Fund” and collectively, the “Tradable Funds”)2 is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct objective performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed objective performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds,

[2]	Note that the Tradable Funds include the Sector Funds and the Real Estate Fund.

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including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

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OTHER INFORMATION (Unaudited)(continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2019, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed performance benchmark for the five-year, three-year and one-year periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2020.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any

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remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2019, as applicable, noting the Adviser’s view that such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2019, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for the Commodities Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of both actively-managed and index-based commodity funds and, for the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of actively-managed emerging markets bond funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2019, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar strategies that do not offer the same product

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OTHER INFORMATION (Unaudited)(continued)

features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2019, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily a result of the Fund’s fundamental factor tilts and the underperformance of the Fund’s prior investment strategy. The Committee noted management’s statement that the Fund’s high positive allocation to value and short on growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee also noted management’s statement that the Fund employed a momentum-based investment strategy prior to May 31, 2017 that demonstrated bouts of volatility and inconsistencies, which affected long-term performance. The Committee took into account management’s statement that, since 2018, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and adding a macro overlay to better incorporate Guggenheim’s market views. The Committee also took note of improving performance, noting that one-year performance as of March 31, 2020 ranked in the 62nd percentile.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 92nd and 34th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-

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model system that employs a core-satellite approach, resulting in more competitive performance over the three-year and one-year time periods. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings improved to the 76th and 28th percentiles, respectively, and that one-year performance ranked in the 43rd percentile.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted that Guggenheim generally does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund.

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, although the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s total net expense ratio is similar to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar investment strategies, but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (94th percentile) of its peer group. The Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (38th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

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OTHER INFORMATION (Unaudited)(continued)

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect once the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative

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OTHER INFORMATION (Unaudited)(concluded)

Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr.[1] (1946)	Trustee	Since 2019	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley[1] (1946)	Trustee	Since 2019	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Roman Friedrich III[1] (1946)	Trustee	Since 2019	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-September 2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.
[1]	Under the Trust’s Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms

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governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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9.30.2020

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RSTF-SEMI-0920x0321

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
LONG SHORT EQUITY FUND	10
EMERGING MARKETS 2x STRATEGY FUND	30
INVERSE EMERGING MARKETS 2x STRATEGY FUND	39
EMERGING MARKETS BOND STRATEGY FUND	46
NOTES TO FINANCIAL STATEMENTS	53
OTHER INFORMATION	68
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	75
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	80
LIQUIDITY RISK MANAGEMENT PROGRAM	83

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2020

Dear Shareholder:

The six-month period ended September 30, 2020, concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century, causing a steeper plunge in output and employment in two months than during the first two years of the Great Depression. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in massive asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.

The recovery since the spring has been faster than expected, with consumer confidence holding up due to the temporary nature of layoffs and positive personal income growth thanks to massive fiscal support. However, the outlook for the next several months is more challenging. Fiscal support is fading, so incomes will likely fall in the fourth quarter. Also, colder weather and the reopening of schools make the likelihood of another large COVID wave very high, risking renewed lockdowns and a setback in the recovery. We do not expect a full recovery will be possible until a vaccine has been developed, tested, approved, produced, and administered across the globe. This process will likely take until mid-2021, or possibly longer. As discussed in this shareholder report, these events have had an impact on performance.

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our alternative strategy funds (the “Fund” or “Funds”) for the six-month period ended September 30, 2020.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to the safety and prosperity of our clients, our employees, and our shareholders. Thank you for the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2020

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

The Long Short Equity Fund may not be suitable for all investors. ●The Fund is subject to the risk that the Advisor’s use of a momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when momentum investing is out of favor. ●It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks or indices being shorted increase in value, thereby increasing potential losses to the Fund. ●The Fund’s loss on a short sale is potentially unlimited because there is no upper limit on the price a borrowed security could attain. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ●The use of derivatives, such as futures, options and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ●The Fund may invest in American Depositary Receipts (“ADRs”) therefore subjecting the value of the Fund’s portfolio to fluctuations in foreign exchange rates. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. See the prospectus for more information on these and additional risks.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus. ● The leveraged and Inverse Emerging Markets Funds’ investments in developed and emerging foreign markets may increase the Funds’ volatility due to the impact of diplomatic, political or economic developments on the country in question. ● Additionally, the Funds’ direct and indirect exposure to foreign currencies subjects the Funds to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currencies. ● A Fund’s investment in the securities of non-U.S. companies in the form of American Depositary Receipts (ADRs) poses special risks associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility and performance of a fund.

The Emerging Markets Bond Strategy Fund may not be suitable for all investors. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. ● The Fund’s investments in bonds and financial instruments that in combination have economic characteristics similar to emerging markets bonds carries additional risks when compared to investing in U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question. ● The Fund’s investments in derivatives, including credit default swaps, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. ● The Funds use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● This Fund is considered diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● See the prospectus for more information on these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2020

Six months ago, the global COVID-19 pandemic threatened the worst economic downturn since the Great Depression. Faced with the prospect of an economic collapse, policymakers in the U.S. introduced fiscal and monetary policy initiatives that have, for the most part, shored up the U.S. economy, although more stimulus appears to be necessary. These policy initiatives, particularly on the monetary side, have increased market liquidity and lowered borrowing rates, reassuring equity investors that the U.S. Federal Reserve (the “Fed”) would do everything in its power to maintain market stability. For the six months ended September 30, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned 31.31%, briefly surpassing the pre-pandemic peak before giving up gains in September. This increase was in spite of personal and economic hardships imposed by the onset of COVID-19, highlighting the crucial role of policy support.

While the outlook on fiscal policy is contingent on the 2020 presidential election outcome, the monetary policy outlook is far less dependent on it. Our views hold that the Fed will remain accommodative over the next several years. This is in large part owing to recent revisions to the Fed’s policy framework that resulted in a dovish shift in the policy reaction function.

Fed policymakers revised their Statement on Longer-Run Goals and Monetary Policy Strategy in August 2020. Labor market goals now focus on correcting shortfalls in achieving maximum employment, rather than managing deviations from it, which previously included tightening policy when the Fed thought the labor market was too tight. Instead, the Fed will now tolerate the unemployment rate falling below a level they consider to be maximum employment as long as it does not produce unwanted inflation. On inflation policy, the Fed will aim for core inflation to average 2% over an unspecified time period. This allows for inflation readings that are moderately above 2% over shorter horizons to make up for periods when inflation falls below its target.

The practical effect of the revised strategy would likely have meant no rate hikes from 2015–2018, as inflation was never above 2% for a sustained period and a low unemployment rate is now an insufficient justification for raising rates. But the revised statement, and Fed Chair Jerome Powell’s speech at Jackson Hole, which coincided with the release of the new framework, gave no explanation of how the Fed would actually achieve higher inflation, something it could not attain previously with years of short-term rates at zero and trillions of dollars in quantitative easing. A lack of concrete guidance on the overshoot (with no numerical target and no specified time frame) further weakens the policy and the associated response in inflation expectations, which remain lower than the Fed would favor.

We expect the Fed will have a difficult time in reaching its inflation target in the coming years, let alone exceeding it, in part because core inflation lags real gross domestic product growth by about 18 months, meaning that inflation should trend downward over the next several quarters. In addition, elevated unemployment and a high debt burden will weigh on the speed of the recovery. As the last expansion demonstrated, even a strong economy with low unemployment does not necessarily produce inflation in excess of 2%, as many components of inflation are not responsive to interest rates or economic conditions.

Below-target inflation may anchor U.S. Treasury yields at low levels. In the near term, concerns over another COVID-19 wave complicated by the flu season, a slowing pace of improvement in the labor market, a lack of additional fiscal stimulus, and election uncertainty, all suggest low U.S. Treasury yields. In addition, comparatively higher yields in the U.S. should continue to attract capital from abroad, further supporting the market.

For the six-month period ended September 30, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.39%. The return of the MSCI Emerging Markets Index* was 29.36%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.53% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 15.24%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2020

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BNY Mellon Emerging Markets 50 ADR Index is capitalization-weighted and designed to track the performance of approximately 50 emerging market-based depositary receipts.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/ BB + or below.

HFRX Equity Hedge Index is designed to be representative of the overall composition of the equity hedge segment of the hedge fund universe. In an equity hedge strategy both long and short positions primarily in equities are maintained. Equities which are believed to be undervalued are bought and equities which are believed to be overvalued are sold.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index tracks the performance of U.S. dollar-denominated emerging market and crossover sovereign debt publicly issued in the eurobond or U.S. domestic market. Qualifying countries must have a BBB1 or lower foreign currency long-term sovereign debt rating (based on an average of Moody’s, S&P and Fitch). Countries that are not rated, or that are rated “D” or “SD” by one or several rating agencies qualify for inclusion in the index but individual non-performing securities are removed. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to maturity at point of issuance, a fixed or floating coupon and a minimum amount outstanding of $250 million. Local currency debt is excluded from the Index. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Morningstar Long/Short Equity Category Average represents long-short portfolios which hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through exchange traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2020 and ending September 30, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	1.79%	13.60%	$ 1,000.00	$ 1,136.00	$ 9.58
C-Class	2.55%	13.24%	1,000.00	1,132.40	13.63
P-Class	1.79%	13.62%	1,000.00	1,136.20	9.59
Institutional Class	1.54%	13.73%	1,000.00	1,137.30	8.25
Emerging Markets 2x Strategy Fund
A-Class	1.87%	88.15%	1,000.00	1,881.50	13.51
C-Class	2.62%	87.44%	1,000.00	1,874.40	18.88
H-Class	1.87%	88.12%	1,000.00	1,881.20	13.51
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.88%	(56.05%)	1,000.00	439.50	6.78
C-Class	2.67%	(56.15%)	1,000.00	438.50	9.63
H-Class	1.92%	(56.05%)	1,000.00	439.50	6.93
Emerging Markets Bond Strategy Fund
A-Class	1.76%	11.26%	1,000.00	1,112.60	9.32
C-Class	2.44%	10.85%	1,000.00	1,108.50	12.90
H-Class	1.68%	11.28%	1,000.00	1,112.80	8.90

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	1.79%	5.00%	$ 1,000.00	$ 1,016.09	$ 9.05
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
P-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Institutional Class	1.54%	5.00%	1,000.00	1,017.35	7.79
Emerging Markets 2x Strategy Fund
A-Class	1.87%	5.00%	1,000.00	1,015.69	9.45
C-Class	2.62%	5.00%	1,000.00	1,011.93	13.21
H-Class	1.87%	5.00%	1,000.00	1,015.69	9.45
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.88%	5.00%	1,000.00	1,015.64	9.50
C-Class	2.67%	5.00%	1,000.00	1,011.68	13.46
H-Class	1.92%	5.00%	1,000.00	1,015.44	9.70
Emerging Markets Bond Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2020 to September 30, 2020.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Institutional Class	November 30, 2011
A-Class	March 31, 2004
C-Class	March 22, 2002
P-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	1.4%
Apple, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Johnson & Johnson	1.1%
International Business Machines Corp.	1.1%
Allstate Corp.	1.0%
Procter & Gamble Co.	1.0%
Cisco Systems, Inc.	1.0%
MetLife, Inc.	1.0%
Alphabet, Inc. — Class C	1.0%
Top Ten Total	11.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	13.60%	2.06%	1.06%	3.06%
A-Class Shares with sales charge‡	8.23%	(2.78%)	0.08%	2.56%
C-Class Shares	13.24%	1.30%	0.31%	2.30%
C-Class Shares with CDSC§	12.24%	0.30%	0.31%	2.30%
P-Class Shares	13.62%	2.06%	1.07%	3.06%
Morningstar Long/Short Equity Category Average**	10.64%	(1.00%)	2.42%	3.83%
S&P 500 Index**	31.31%	15.15%	14.15%	13.74%

	6 Month†	1 Year	5 Year	Since Inception (11/30/11)
Institutional Class Shares	13.73%	2.29%	1.33%	3.60%
Morningstar Long/Short Equity Category Average**	10.64%	(1.00%)	2.42%	3.83%
S&P 500 Index**	31.31%	15.15%	14.15%	14.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Morningstar Long/Short Equity Category Average and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The Morningstar Long/Short Equity Category Average is the equal-weighted, simple average daily return for all funds in the Morningstar Long/Short Equity Category.

**

Effective May 31, 2017, the Fund changed its principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmarks are the Morningstar Long/Short Equity Category Average and S&P 500® Index. Prior to May 31, 2017, the Fund’s benchmark was the HFRX Equity Hedge Index and Russell 3000 Index.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Consumer, Non-cyclical - 29.0%
Johnson & Johnson[1]	1,140	$169,723
Procter & Gamble Co.[1]	1,140	158,449
Merck & Company, Inc.[1]	1,766	146,490
Amgen, Inc.[1]	562	142,838
McKesson Corp.[1]	922	137,313
General Mills, Inc.[1]	2,198	135,573
Molson Coors Beverage Co. — Class B1	4,039	135,549
Colgate-Palmolive Co.	1,716	132,389
Kimberly-Clark Corp.[1]	881	130,088
Automatic Data Processing, Inc.	916	127,773
Cardinal Health, Inc.	2,636	123,760
Campbell Soup Co.	2,358	114,056
Philip Morris International, Inc.[1]	1,519	113,910
UnitedHealth Group, Inc.	357	111,302
Altria Group, Inc.[1]	2,876	111,128
Kellogg Co.	1,643	106,121
JM Smucker Co.[1]	901	104,084
Monster Beverage Corp.*	1,209	96,962
Eli Lilly & Co.[1]	633	93,697
Pfizer, Inc.[1]	2,398	88,007
Gilead Sciences, Inc.[1]	1,349	85,243
Kraft Heinz Co.	2,839	85,028
United Rentals, Inc.*	452	78,874
Biogen, Inc.*	277	78,579
Ingredion, Inc.[1]	979	74,091
Mondelez International, Inc. — Class A	1,278	73,421
Church & Dwight Company, Inc.	753	70,564
Tyson Foods, Inc. — Class A	1,183	70,365
Jazz Pharmaceuticals plc*	490	69,869
DaVita, Inc.*	706	60,469
United Therapeutics Corp.*	587	59,287
John B Sanfilippo & Son, Inc.	765	57,666
CVS Health Corp.[1]	918	53,611
Bristol-Myers Squibb Co.	889	53,598
Quanta Services, Inc.	996	52,649
Medtronic plc	495	51,440
Rent-A-Center, Inc.	1,681	50,245
Regeneron Pharmaceuticals, Inc.*	86	48,141
Anthem, Inc.	169	45,391
TreeHouse Foods, Inc.*	1,116	45,231
Cigna Corp.	260	44,046
Post Holdings, Inc.*	507	43,602
STERIS plc	241	42,462
Conagra Brands, Inc.	1,177	42,031
Constellation Brands, Inc. — Class A	221	41,882
Molina Healthcare, Inc.*	218	39,903
Ionis Pharmaceuticals, Inc.*	782	37,106
Innoviva, Inc.*	3,326	34,757
Illumina, Inc.*	112	34,617
Euronet Worldwide, Inc.*	363	33,069
Hill-Rom Holdings, Inc.	393	32,819
Alkermes plc*	1,976	32,742
Alexion Pharmaceuticals, Inc.*	283	32,384
Prestige Consumer Healthcare, Inc.*	873	31,795
Incyte Corp.*	354	31,768
Hologic, Inc.*	476	31,640
USANA Health Sciences, Inc.*	395	29,092
Abbott Laboratories	247	26,881
Thermo Fisher Scientific, Inc.[1]	59	26,050
PepsiCo, Inc.[1]	156	21,621
Coca-Cola Co.	437	21,575
Danaher Corp.	98	21,102
Total Consumer, Non-cyclical		4,475,918

Industrial - 13.7%
Caterpillar, Inc.[1]	960	143,184
Hubbell, Inc.	979	133,966
Masco Corp.	2,393	131,926
Snap-on, Inc.[1]	779	114,614
TE Connectivity Ltd.	1,050	102,627
Waters Corp.*,1	485	94,905
AGCO Corp.	1,070	79,469
Vishay Intertechnology, Inc.	4,938	76,885
Lincoln Electric Holdings, Inc.[1]	744	68,478
Illinois Tool Works, Inc.	354	68,396
Oshkosh Corp.	916	67,326
Lockheed Martin Corp.	167	64,008
Emerson Electric Co.[1]	915	59,997
Timken Co.	995	53,949
ITT, Inc.	910	53,735
Garmin Ltd.	558	52,932
Eaton Corporation plc	496	50,607
Regal Beloit Corp.	515	48,343
Owens Corning	688	47,342
Terex Corp.	2,248	43,521
Acuity Brands, Inc.	398	40,735
Schneider National, Inc. — Class B	1,618	40,013
Energizer Holdings, Inc.	996	38,983
National Instruments Corp.	1,024	36,557
Allegion plc	360	35,607
Pentair plc	765	35,014
A O Smith Corp.	662	34,954
Dover Corp.	321	34,777
Trane Technologies plc	286	34,678
Lennox International, Inc.	125	34,076
Arrow Electronics, Inc.*	427	33,588
Agilent Technologies, Inc.	311	31,392
Westrock Co.	898	31,197
3M Co.	189	30,274
Raytheon Technologies Corp.	510	29,345
United Parcel Service, Inc. — Class B	124	20,662
Union Pacific Corp.[1]	102	20,081
Total Industrial		2,118,143

Technology - 13.4%
Microsoft Corp.[1]	994	209,068
Apple, Inc.[1]	1,764	204,289
International Business Machines Corp.	1,376	167,418
Cerner Corp.[1]	1,986	143,568
SS&C Technologies Holdings, Inc.	2,038	123,340
Intel Corp.[1]	2,371	122,770

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Value
Texas Instruments, Inc.	854	$121,943
Seagate Technology plc	2,139	105,388
QUALCOMM, Inc.	824	96,968
NetApp, Inc.	2,187	95,878
KLA Corp.	411	79,627
Oracle Corp.[1]	1,307	78,028
CDK Global, Inc.	1,763	76,849
Zebra Technologies Corp. — Class A*	294	74,223
Microchip Technology, Inc.	427	43,879
Applied Materials, Inc.	697	41,437
Cirrus Logic, Inc.*	601	40,537
Synaptics, Inc.*	450	36,189
Teradata Corp.*	1,592	36,138
HP, Inc.	1,833	34,809
Kulicke & Soffa Industries, Inc.	1,429	32,010
Adobe, Inc.*	63	30,897
Intuit, Inc.	65	21,204
Broadcom, Inc.	57	20,766
Accenture plc — Class A	87	19,661
Total Technology		2,056,884

Financial - 11.2%
Allstate Corp.[1]	1,698	159,850
MetLife, Inc.	4,185	155,556
Equity Residential REIT	2,580	132,431
Highwoods Properties, Inc. REIT	2,943	98,797
Berkshire Hathaway, Inc. — Class B*	463	98,591
Boston Properties, Inc. REIT	1,227	98,528
JPMorgan Chase & Co.	870	83,755
Western Union Co.	3,619	77,555
Travelers Companies, Inc.	710	76,815
Piedmont Office Realty Trust, Inc. — Class A REIT	5,181	70,306
Hartford Financial Services Group, Inc.	1,731	63,805
Kennedy-Wilson Holdings, Inc.	4,325	62,799
Bank of America Corp.	2,560	61,671
CBRE Group, Inc. — Class A*	1,192	55,988
Aflac, Inc.	1,506	54,743
Ameriprise Financial, Inc.	346	53,322
PNC Financial Services Group, Inc.	386	42,425
Visa, Inc. — Class A	205	40,994
Waddell & Reed Financial, Inc. — Class A	2,615	38,833
Mastercard, Inc. — Class A	107	36,184
Synchrony Financial	1,381	36,141
Aon plc — Class A	152	31,358
M&T Bank Corp.	269	24,772
American Express Co.	213	21,353
U.S. Bancorp	572	20,506
Wells Fargo & Co.	867	20,383
Total Financial		1,717,461

Communications - 10.9%
Verizon Communications, Inc.[1]	3,107	184,835
Cisco Systems, Inc.[1]	4,007	157,836
Alphabet, Inc. — Class C*,1	100	146,960
Amazon.com, Inc.*,1	46	144,842
Viavi Solutions, Inc.*	10,141	118,954
T-Mobile US, Inc.*	993	113,559
Juniper Networks, Inc.	5,067	108,941
AT&T, Inc.[1]	3,740	106,627
Omnicom Group, Inc.[1]	2,018	99,891
Facebook, Inc. — Class A*,1	288	75,427
Comcast Corp. — Class A1	1,451	67,123
Motorola Solutions, Inc.	421	66,017
eBay, Inc.	1,159	60,384
VeriSign, Inc.*	284	58,177
Ciena Corp.*	1,242	49,295
Sirius XM Holdings, Inc.	8,129	43,571
Walt Disney Co.	244	30,276
Netflix, Inc.*	52	26,002
Yelp, Inc. — Class A*	1,278	25,675
Total Communications		1,684,392

Utilities - 10.9%
Public Service Enterprise Group, Inc.[1]	2,400	131,784
Evergy, Inc.	2,475	125,780
PPL Corp.[1]	4,526	123,152
Exelon Corp.[1]	3,330	119,081
WEC Energy Group, Inc.	1,021	98,935
Dominion Energy, Inc.	1,228	96,926
Consolidated Edison, Inc.	1,068	83,090
Southern Co.[1]	1,460	79,161
ONE Gas, Inc.	938	64,731
NiSource, Inc.	2,919	64,218
Portland General Electric Co.	1,768	62,764
Ameren Corp.	771	60,971
OGE Energy Corp.	1,916	57,461
Entergy Corp.	526	51,827
Alliant Energy Corp.	997	51,495
NorthWestern Corp.	1,049	51,023
CenterPoint Energy, Inc.	2,631	50,910
NextEra Energy, Inc.	179	49,683
UGI Corp.	1,497	49,371
Pinnacle West Capital Corp.[1]	629	46,892
IDACORP, Inc.	582	46,502
National Fuel Gas Co.[1]	1,138	46,192
Southwest Gas Holdings, Inc.	502	31,676
Avista Corp.	904	30,845
Total Utilities		1,674,470

Consumer, Cyclical - 9.4%
Gentex Corp.[1]	5,225	134,544
Cummins, Inc.[1]	622	131,341
Best Buy Company, Inc.	1,155	128,540
Autoliv, Inc.	1,721	125,426
Allison Transmission Holdings, Inc.[1]	2,653	93,226
PACCAR, Inc.	1,063	90,653
Gentherm, Inc.*	2,115	86,504
Dolby Laboratories, Inc. — Class A	1,128	74,764
Genuine Parts Co.	719	68,427
PulteGroup, Inc.	1,400	64,806
Whirlpool Corp.	337	61,971
Lear Corp.[1]	490	53,435
General Motors Co.	1,742	51,546

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Value
Hanesbrands, Inc.	2,543	$40,052
Brunswick Corp.	671	39,528
Walmart, Inc.	275	38,475
Home Depot, Inc.[1]	120	33,325
MSC Industrial Direct Company, Inc. — Class A	499	31,577
Lowe’s Companies, Inc.	190	31,514
Mohawk Industries, Inc.*	313	30,546
Costco Wholesale Corp.	59	20,945
McDonald’s Corp.	94	20,632
Total Consumer, Cyclical		1,451,777

Basic Materials - 0.4%
Dow, Inc.	643	30,253
Domtar Corp.	1,146	30,106
DuPont de Nemours, Inc.	85	4,716
Total Basic Materials		65,075

Energy - 0.3%
Exxon Mobil Corp.[1]	628	21,559
Chevron Corp.	276	19,872
Total Energy		41,431

Total Common Stocks
(Cost $14,687,868)		15,285,551

MONEY MARKET FUND† - 2.8%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class 0.01%[2]	433,776	433,776
Total Money Market Fund
(Cost $433,776)		433,776

Total Investments - 102.0%
(Cost $15,121,644)		$15,719,327
Other Assets & Liabilities, net - (2.0)%		(302,235)
Total Net Assets - 100.0%		$15,417,092

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$3,757,270	$42,040
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	3,755,591	41,321
					$7,512,861	$83,361
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$5,430,287	$(176,739)
Goldman Sachs International	GS Equity Custom Basket	(0.12%) (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	5,247,738	(158,110)
					$10,678,025	$(334,849)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
GS EQUITY LONG CUSTOM BASKET
Industrial
Caterpillar, Inc.	236	0.93%	$6,195
Snap-on, Inc.	191	0.75%	5,249
TE Connectivity Ltd.	258	0.67%	4,023
Owens Corning	169	0.31%	3,755
Regal Beloit Corp.	126	0.31%	2,798
Schneider National, Inc. — Class B	398	0.26%	2,694
Westrock Co.	221	0.20%	2,269
Garmin Ltd.	137	0.35%	1,491
Lincoln Electric Holdings, Inc.	183	0.45%	1,327
Timken Co.	245	0.35%	1,312
Union Pacific Corp.	25	0.13%	1,197
Illinois Tool Works, Inc.	87	0.45%	957
Eaton Corporation plc	122	0.33%	725
A O Smith Corp.	163	0.23%	677
AGCO Corp.	263	0.52%	633
3M Co.	46	0.20%	505
Arrow Electronics, Inc.	105	0.22%	366
United Parcel Service, Inc. — Class B	30	0.13%	317
Acuity Brands, Inc.	98	0.27%	290
Agilent Technologies, Inc.	76	0.20%	237
Lennox International, Inc.	30	0.22%	199
Allegion plc	88	0.23%	171
Emerson Electric Co.	225	0.39%	123

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hubbell, Inc.	241	0.88%	$101
Trane Technologies plc	70	0.23%	47
Dover Corp.	79	0.23%	(1)
Pentair plc	188	0.23%	(4)
Energizer Holdings, Inc.	245	0.26%	(103)
Lockheed Martin Corp.	41	0.42%	(215)
ITT, Inc.	224	0.35%	(233)
Raytheon Technologies Corp.	125	0.19%	(274)
National Instruments Corp.	252	0.24%	(307)
Vishay Intertechnology, Inc.	1,216	0.50%	(381)
Waters Corp.	119	0.62%	(946)
Masco Corp.	589	0.86%	(994)
Oshkosh Corp.	225	0.44%	(997)
Terex Corp.	553	0.29%	(4,391)
Total Industrial			28,812

Consumer, Non-cyclical
Amgen, Inc.	138	0.93%	8,159
Procter & Gamble Co.	280	1.04%	5,403
Rent-A-Center, Inc.	414	0.33%	4,591
Eli Lilly & Co.	156	0.61%	4,037
United Rentals, Inc.	111	0.52%	3,960
Johnson & Johnson	280	1.11%	3,118
McKesson Corp.	227	0.90%	3,063
Kimberly-Clark Corp.	217	0.85%	1,904
JM Smucker Co.	221	0.68%	1,874
Jazz Pharmaceuticals plc	120	0.46%	1,766
Thermo Fisher Scientific, Inc.	14	0.16%	1,762
Abbott Laboratories	60	0.17%	1,676
UnitedHealth Group, Inc.	87	0.72%	1,598
Kellogg Co.	404	0.69%	1,318
STERIS plc	59	0.28%	1,317
Mondelez International, Inc. — Class A	314	0.48%	1,303
Monster Beverage Corp.	297	0.63%	1,265
Colgate-Palmolive Co.	422	0.87%	1,263
Automatic Data Processing, Inc.	225	0.84%	1,190
CVS Health Corp.	226	0.35%	976
Alexion Pharmaceuticals, Inc.	69	0.21%	804
Medtronic plc	122	0.34%	776
Merck & Company, Inc.	434	0.96%	705
Anthem, Inc.	41	0.29%	487
Molina Healthcare, Inc.	53	0.26%	348
Conagra Brands, Inc.	290	0.28%	340
Prestige Consumer Healthcare, Inc.	215	0.21%	295
Danaher Corp.	24	0.14%	217
PepsiCo, Inc.	38	0.14%	205
DaVita, Inc.	173	0.39%	170
Quanta Services, Inc.	245	0.34%	118
General Mills, Inc.	541	0.89%	102
Constellation Brands, Inc. — Class A	54	0.27%	70
Church & Dwight Company, Inc.	185	0.46%	28
Bristol-Myers Squibb Co.	218	0.35%	(92)
USANA Health Sciences, Inc.	97	0.19%	(112)
Regeneron Pharmaceuticals, Inc.	21	0.31%	(134)
Coca-Cola Co.	107	0.14%	(213)
Hologic, Inc.	117	0.21%	(263)
Cardinal Health, Inc.	649	0.81%	(291)
Campbell Soup Co.	580	0.75%	(609)
Incyte Corp.	87	0.21%	(728)
Philip Morris International, Inc.	374	0.75%	(800)
Post Holdings, Inc.	124	0.28%	(846)
Euronet Worldwide, Inc.	89	0.22%	(873)
Cigna Corp.	64	0.29%	(1,005)
Alkermes plc	486	0.21%	(1,011)
Hill-Rom Holdings, Inc.	96	0.21%	(1,033)
Illumina, Inc.	27	0.22%	(1,120)
Tyson Foods, Inc. — Class A	291	0.46%	(1,219)
Ionis Pharmaceuticals, Inc.	192	0.24%	(1,469)
United Therapeutics Corp.	144	0.39%	(1,482)
Pfizer, Inc.	590	0.58%	(1,487)
Kraft Heinz Co.	699	0.56%	(1,517)
Ingredion, Inc.	241	0.49%	(1,801)
Altria Group, Inc.	708	0.73%	(1,805)
TreeHouse Foods, Inc.	274	0.30%	(1,911)
Biogen, Inc.	68	0.51%	(1,981)
Innoviva, Inc.	819	0.23%	(2,227)
John B Sanfilippo & Son, Inc.	188	0.38%	(2,874)
Gilead Sciences, Inc.	332	0.56%	(3,659)
Molson Coors Beverage Co. — Class B	994	0.89%	(12,295)
Total Consumer, Non-cyclical			11,351

Financial
Waddell & Reed Financial, Inc. — Class A	644	0.25%	1,403
Berkshire Hathaway, Inc. — Class B	114	0.65%	1,144
Visa, Inc. — Class A	50	0.27%	1,075
CBRE Group, Inc. — Class A	293	0.37%	864
Mastercard, Inc. — Class A	26	0.23%	770

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PNC Financial Services Group, Inc.	95	0.28%	$440
Western Union Co.	891	0.51%	307
American Express Co.	52	0.14%	167
Synchrony Financial	340	0.24%	87
Aon plc — Class A	37	0.20%	69
Aflac, Inc.	371	0.36%	51
U.S. Bancorp	141	0.13%	51
Ameriprise Financial, Inc.	85	0.35%	(539)
M&T Bank Corp.	66	0.16%	(817)
Hartford Financial Services Group, Inc.	426	0.42%	(1,372)
JPMorgan Chase & Co.	214	0.55%	(1,468)
Bank of America Corp.	630	0.40%	(1,568)
Wells Fargo & Co.	213	0.13%	(1,633)
Allstate Corp.	418	1.05%	(2,679)
Travelers Companies, Inc.	174	0.50%	(2,794)
MetLife, Inc.	1,030	1.02%	(3,558)
Piedmont Office Realty Trust, Inc. — Class A	1,276	0.46%	(4,952)
Kennedy-Wilson Holdings, Inc.	1,065	0.41%	(5,507)
Boston Properties, Inc.	302	0.65%	(5,783)
Highwoods Properties, Inc.	724	0.65%	(5,787)
Equity Residential	635	0.87%	(7,634)
Total Financial			(39,663)

Technology
Apple, Inc.	434	1.33%	27,251
Microsoft Corp.	244	1.37%	16,132
QUALCOMM, Inc.	203	0.64%	8,359
Texas Instruments, Inc.	210	0.80%	4,143
CDK Global, Inc.	434	0.50%	2,644
Synaptics, Inc.	110	0.24%	2,341
Adobe, Inc.	15	0.20%	2,035
Oracle Corp.	322	0.51%	1,852
HP, Inc.	451	0.23%	1,606
Applied Materials, Inc.	171	0.27%	1,148
Cerner Corp.	489	0.94%	802
NetApp, Inc.	538	0.63%	768
Cirrus Logic, Inc.	148	0.27%	510
KLA Corp.	101	0.52%	501
Microchip Technology, Inc.	105	0.29%	345
Intuit, Inc.	16	0.14%	247
Broadcom, Inc.	14	0.14%	68
SS&C Technologies Holdings, Inc.	501	0.81%	(108)
Accenture plc — Class A	21	0.13%	(158)
Zebra Technologies Corp. — Class A	72	0.48%	(690)
Kulicke & Soffa Industries, Inc.	352	0.21%	(748)
Seagate Technology plc	526	0.69%	(1,400)
Teradata Corp.	392	0.24%	(1,676)
International Business Machines Corp.	339	1.10%	(1,774)
Intel Corp.	584	0.81%	(1,880)
Total Technology			62,318

Consumer, Cyclical
Cummins, Inc.	153	0.86%	7,850
Autoliv, Inc.	423	0.82%	4,512
Hanesbrands, Inc.	626	0.26%	4,059
Whirlpool Corp.	83	0.41%	2,784
Gentherm, Inc.	521	0.57%	2,184
Home Depot, Inc.	29	0.21%	2,167
Lowe’s Companies, Inc.	46	0.20%	1,400
Lear Corp.	120	0.35%	1,385
Walmart, Inc.	55	0.20%	925
McDonald’s Corp.	23	0.13%	857
Best Buy Company, Inc.	284	0.84%	742
PulteGroup, Inc.	344	0.42%	680
PACCAR, Inc.	261	0.59%	606
Dolby Laboratories, Inc. — Class A	277	0.49%	116
Costco Wholesale Corp.	14	0.13%	112
Brunswick Corp.	165	0.26%	51
Genuine Parts Co.	177	0.45%	(60)
MSC Industrial Direct Company, Inc. — Class A	123	0.21%	(359)
Gentex Corp.	1,286	0.88%	(1,147)
General Motors Co.	429	0.34%	(2,329)
Mohawk Industries, Inc.	77	0.20%	(2,859)
Allison Transmission Holdings, Inc.	653	0.61%	(4,057)
Total Consumer, Cyclical			19,619

Energy
Chevron Corp.	68	0.13%	(2,650)
Exxon Mobil Corp.	154	0.14%	(4,826)
Total Energy			(7,476)

Communications
Amazon.com, Inc.	11	0.92%	13,065
Alphabet, Inc. — Class C	24	0.94%	9,235
Facebook, Inc. — Class A	71	0.50%	6,314
Comcast Corp. — Class A	357	0.44%	2,476
Verizon Communications, Inc.	727	1.15%	1,934
T-Mobile US, Inc.	244	0.74%	1,009
Netflix, Inc.	13	0.17%	939
VeriSign, Inc.	69	0.38%	235
eBay, Inc.	285	0.40%	200
Motorola Solutions, Inc.	103	0.43%	184
Walt Disney Co.	60	0.20%	(293)
Viavi Solutions, Inc.	2,497	0.78%	(1,222)
Juniper Networks, Inc.	1,247	0.71%	(1,443)
Yelp, Inc. — Class A	314	0.17%	(1,783)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Sirius XM Holdings, Inc.	2,002	0.29%	$(1,788)
Ciena Corp.	306	0.32%	(2,405)
Cisco Systems, Inc.	986	1.03%	(3,790)
AT&T, Inc.	1,106	0.84%	(6,730)
Omnicom Group, Inc.	497	0.66%	(12,435)
Total Communications			3,702

Utilities
WEC Energy Group, Inc.	251	0.65%	763
Dominion Energy, Inc.	302	0.63%	612
Ameren Corp.	190	0.40%	586
UGI Corp.	368	0.32%	258
CenterPoint Energy, Inc.	648	0.33%	156
Consolidated Edison, Inc.	263	0.54%	45
NextEra Energy, Inc.	44	0.33%	(137)
OGE Energy Corp.	472	0.38%	(462)
Southern Co.	359	0.52%	(528)
Public Service Enterprise Group, Inc.	591	0.86%	(562)
Entergy Corp.	129	0.34%	(646)
Pinnacle West Capital Corp.	155	0.31%	(719)
Alliant Energy Corp.	245	0.34%	(808)
Southwest Gas Holdings, Inc.	123	0.21%	(1,352)
IDACORP, Inc.	143	0.30%	(1,740)
Avista Corp.	222	0.20%	(1,940)
NiSource, Inc.	719	0.42%	(2,223)
National Fuel Gas Co.	280	0.30%	(2,236)
NorthWestern Corp.	258	0.33%	(2,370)
PPL Corp.	1,114	0.81%	(2,850)
ONE Gas, Inc.	231	0.42%	(3,048)
Evergy, Inc.	609	0.82%	(5,144)
Exelon Corp.	820	0.78%	(5,233)
Portland General Electric Co.	435	0.41%	(7,240)
Total Utilities			(36,818)

Basic Materials
Arconic Corp.	1	0.00%	(3)
DuPont de Nemours, Inc.	21	0.03%	(7)
Dow, Inc.	158	0.20%	(77)
Domtar Corp.	282	0.20%	(437)
Total Basic Materials			(524)
Total GS Equity Long Custom Basket			41,321

GS EQUITY SHORT CUSTOM BASKET
Financial
UDR, Inc.	1,299	(0.82)%	18,248
Kilroy Realty Corp.	924	(0.92)%	12,818
Acadia Realty Trust	2,407	(0.48)%	12,321
Realty Income Corp.	1,266	(1.47)%	12,288
Valley National Bancorp	3,320	(0.43)%	10,954
First Midwest Bancorp, Inc.	2,329	(0.48)%	10,595
JBG SMITH Properties	1,543	(0.79)%	10,061
Alleghany Corp.	164	(1.63)%	7,549
Fulton Financial Corp.	3,217	(0.57)%	7,345
Brookline Bancorp, Inc.	3,943	(0.65)%	7,323
First Financial Bankshares, Inc.	1,311	(0.70)%	6,434
Southside Bancshares, Inc.	1,210	(0.56)%	6,214
Medical Properties Trust, Inc.	2,631	(0.88)%	5,412
Global Net Lease, Inc.	1,959	(0.59)%	4,733
Agree Realty Corp.	1,813	(2.20)%	3,518
Loews Corp.	927	(0.61)%	3,299
TFS Financial Corp.	1,747	(0.49)%	2,679
Healthpeak Properties, Inc.	1,216	(0.63)%	1,657
CyrusOne, Inc.	479	(0.64)%	225
American Tower Corp. — Class A	64	(0.29)%	(267)
Rayonier, Inc.	1,098	(0.55)%	(425)
Prologis, Inc.	492	(0.94)%	(1,272)
Alexandria Real Estate Equities, Inc.	336	(1.02)%	(1,766)
Healthcare Trust of America, Inc. — Class A	1,889	(0.94)%	(2,242)
James River Group Holdings Ltd.	803	(0.68)%	(2,318)
Crown Castle International Corp.	202	(0.64)%	(3,198)
SBA Communications Corp.	62	(0.38)%	(3,233)
First Republic Bank	477	(0.99)%	(3,275)
EastGroup Properties, Inc.	349	(0.86)%	(3,792)
STAG Industrial, Inc.	1,009	(0.59)%	(4,440)
Sun Communities, Inc.	476	(1.28)%	(5,236)
QTS Realty Trust, Inc. — Class A	588	(0.71)%	(5,506)
Equinix, Inc.	43	(0.62)%	(6,828)
Terreno Realty Corp.	941	(0.98)%	(7,212)
Rexford Industrial Realty, Inc.	1,704	(1.49)%	(10,278)
Total Financial			82,385

Utilities
California Water Service Group	1,102	(0.91)%	8,249
American States Water Co.	211	(0.30)%	3,717
American Water Works Company, Inc.	149	(0.41)%	(1,235)
Total Utilities			10,731

Communications
Snap, Inc. — Class A	1,189	(0.59)%	(525)
Zendesk, Inc.	344	(0.67)%	(653)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Liberty Broadband Corp. — Class C	688	(1.87)%	$(5,212)
Q2 Holdings, Inc.	385	(0.67)%	(5,589)
Okta, Inc.	91	(0.37)%	(5,898)
Anaplan, Inc.	372	(0.44)%	(8,504)
Total Communications			(26,381)

Basic Materials
Ashland Global Holdings, Inc.	706	(0.95)%	1,689
Axalta Coating Systems Ltd.	970	(0.41)%	204
United States Steel Corp.	5,242	(0.73)%	(253)
Nucor Corp.	909	(0.78)%	(420)
Newmont Corp.	434	(0.52)%	(858)
Balchem Corp.	859	(1.60)%	(1,146)
PPG Industries, Inc.	237	(0.55)%	(1,879)
Ecolab, Inc.	97	(0.37)%	(2,372)
Celanese Corp. — Class A	480	(0.98)%	(3,532)
Linde plc	375	(1.70)%	(10,392)
Albemarle Corp.	623	(1.06)%	(14,371)
Freeport-McMoRan, Inc.	2,513	(0.75)%	(16,528)
RPM International, Inc.	1,087	(1.72)%	(18,901)
Air Products & Chemicals, Inc.	324	(1.84)%	(19,582)
Quaker Chemical Corp.	451	(1.54)%	(19,678)
Total Basic Materials			(108,019)

Industrial
Exponent, Inc.	824	(1.13)%	3,772
US Ecology, Inc.	741	(0.46)%	3,584
AptarGroup, Inc.	330	(0.71)%	866
Waste Management, Inc.	297	(0.64)%	(67)
Ingersoll Rand, Inc.	845	(0.57)%	(85)
TransDigm Group, Inc.	62	(0.56)%	(344)
HEICO Corp.	215	(0.43)%	(935)
ESCO Technologies, Inc.	338	(0.52)%	(1,347)
Crown Holdings, Inc.	385	(0.56)%	(2,072)
Silgan Holdings, Inc.	655	(0.46)%	(2,507)
Martin Marietta Materials, Inc.	153	(0.69)%	(4,964)
Eagle Materials, Inc.	493	(0.81)%	(5,789)
Tetra Tech, Inc.	694	(1.26)%	(6,526)
Vulcan Materials Co.	353	(0.91)%	(8,287)
Ball Corp.	710	(1.12)%	(9,173)
Casella Waste Systems, Inc. — Class A	989	(1.05)%	(9,534)
Total Industrial			(43,408)

Consumer, Cyclical
JetBlue Airways Corp.	2,464	(0.53)%	1,125
Five Below, Inc.	179	(0.43)%	393
Hilton Worldwide Holdings, Inc.	358	(0.58)%	128
Delta Air Lines, Inc.	938	(0.55)%	(179)
TJX Companies, Inc.	901	(0.96)%	(195)
Planet Fitness, Inc. — Class A	256	(0.30)%	(395)
Live Nation Entertainment, Inc.	691	(0.71)%	(1,222)
Ross Stores, Inc.	660	(1.17)%	(2,317)
Southwest Airlines Co.	676	(0.48)%	(3,129)
Copart, Inc.	520	(1.04)%	(4,111)
Burlington Stores, Inc.	223	(0.88)%	(4,459)
Scotts Miracle-Gro Co. — Class A	254	(0.74)%	(7,430)
NIKE, Inc. — Class B	327	(0.78)%	(8,306)
Starbucks Corp.	829	(1.37)%	(8,481)
Total Consumer, Cyclical			(38,578)

Energy
Phillips 66	1,353	(1.34)%	15,812
National Oilwell Varco, Inc.	3,156	(0.54)%	7,453
Devon Energy Corp.	7,511	(1.35)%	5,418
Concho Resources, Inc.	678	(0.57)%	4,250
Hess Corp.	1,039	(0.81)%	4,069
EOG Resources, Inc.	1,280	(0.88)%	2,168
Schlumberger Ltd.	1,769	(0.52)%	1,504
Williams Companies, Inc.	1,511	(0.57)%	1,273
ConocoPhillips	1,102	(0.69)%	614
Parsley Energy, Inc. — Class A	3,296	(0.59)%	(441)
Total Energy			42,120

Consumer, Non-cyclical
IHS Markit Ltd.	778	(1.16)%	2,169
Equifax, Inc.	472	(1.41)%	1,095
DexCom, Inc.	39	(0.31)%	902
WD-40 Co.	120	(0.43)%	629
PayPal Holdings, Inc.	83	(0.31)%	63
Cooper Companies, Inc.	112	(0.72)%	16
CoStar Group, Inc.	51	(0.82)%	(910)
Rollins, Inc.	823	(0.85)%	(1,215)
Estee Lauder Companies, Inc. — Class A	110	(0.46)%	(2,000)
Verisk Analytics, Inc. — Class A	497	(1.76)%	(3,860)
Avery Dennison Corp.	241	(0.59)%	(4,669)
Avalara, Inc.	153	(0.37)%	(6,844)
Global Payments, Inc.	489	(1.66)%	(7,824)
Total Consumer, Non-cyclical			(22,448)

Technology
Appfolio, Inc. — Class A	108	(0.29)%	480
Varonis Systems, Inc.	298	(0.66)%	(8)
Tyler Technologies, Inc.	45	(0.30)%	(36)
Pegasystems, Inc.	257	(0.59)%	(831)
Atlassian Corporation plc — Class A	105	(0.36)%	(865)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Splunk, Inc.	168	(0.60)%	$(1,303)
Smartsheet, Inc. — Class A	313	(0.29)%	(1,742)
Fiserv, Inc.	788	(1.55)%	(2,540)
Coupa Software, Inc.	57	(0.30)%	(3,738)
Workiva, Inc.	269	(0.29)%	(3,964)
Veeva Systems, Inc. — Class A	57	(0.31)%	(5,028)
HubSpot, Inc.	66	(0.37)%	(7,471)
salesforce.com, Inc.	156	(0.75)%	(7,866)
Zscaler, Inc.	138	(0.37)%	(8,883)
Fidelity National Information Services, Inc.	577	(1.63)%	(10,717)
Total Technology			(54,512)
Total GS Equity Short Custom Basket			(158,110)

MS EQUITY LONG CUSTOM BASKET
Industrial
Caterpillar, Inc.	236	0.93%	6,357
Snap-on, Inc.	191	0.75%	5,332
TE Connectivity Ltd.	258	0.67%	4,027
Owens Corning	169	0.31%	3,746
Regal Beloit Corp.	126	0.31%	2,852
Westrock Co.	221	0.20%	2,259
Garmin Ltd.	137	0.35%	1,524
Schneider National, Inc. — Class B	398	0.26%	1,508
Lincoln Electric Holdings, Inc.	183	0.45%	1,365
Timken Co.	245	0.35%	1,304
Union Pacific Corp.	25	0.13%	1,197
Illinois Tool Works, Inc.	87	0.45%	976
Eaton Corporation plc	122	0.33%	730
A O Smith Corp.	163	0.23%	681
AGCO Corp.	263	0.52%	637
3M Co.	46	0.20%	498
Arrow Electronics, Inc.	105	0.22%	411
United Parcel Service, Inc. — Class B	30	0.13%	312
Acuity Brands, Inc.	98	0.27%	267
Agilent Technologies, Inc.	76	0.20%	212
Emerson Electric Co.	225	0.39%	209
Lennox International, Inc.	30	0.22%	189
Allegion plc	88	0.23%	127
Hubbell, Inc.	241	0.88%	100
Trane Technologies plc	70	0.23%	22
Pentair plc	188	0.23%	(6)
Dover Corp.	79	0.23%	(18)
Energizer Holdings, Inc.	245	0.26%	(101)
Lockheed Martin Corp.	41	0.42%	(177)
ITT, Inc.	224	0.35%	(243)
Raytheon Technologies Corp.	125	0.19%	(261)
National Instruments Corp.	252	0.24%	(318)
Vishay Intertechnology, Inc.	1,216	0.50%	(350)
Oshkosh Corp.	225	0.44%	(527)
Masco Corp.	589	0.86%	(992)
Waters Corp.	119	0.62%	(2,300)
Terex Corp.	553	0.28%	(4,391)
Total Industrial			27,158

Consumer, Non-cyclical
Amgen, Inc.	138	0.92%	7,254
McKesson Corp.	227	0.89%	6,283
Procter & Gamble Co.	280	1.04%	5,955
Rent-A-Center, Inc.	414	0.33%	4,573
Eli Lilly & Co.	156	0.61%	4,102
United Rentals, Inc.	111	0.52%	3,963
Johnson & Johnson	280	1.11%	3,297
Thermo Fisher Scientific, Inc.	14	0.16%	1,945
Kimberly-Clark Corp.	217	0.85%	1,927
JM Smucker Co.	221	0.68%	1,880
Abbott Laboratories	60	0.17%	1,806
Medtronic plc	122	0.34%	1,667
UnitedHealth Group, Inc.	87	0.72%	1,616
Kellogg Co.	404	0.69%	1,436
Mondelez International, Inc. — Class A	314	0.48%	1,399
Colgate-Palmolive Co.	422	0.87%	1,320
STERIS plc	59	0.28%	1,305
Monster Beverage Corp.	297	0.63%	1,256
Automatic Data Processing, Inc.	225	0.84%	1,175
CVS Health Corp.	226	0.35%	1,175
Jazz Pharmaceuticals plc	120	0.46%	1,074
Alexion Pharmaceuticals, Inc.	69	0.21%	809
Merck & Company, Inc.	434	0.96%	762
PepsiCo, Inc.	38	0.14%	635
Anthem, Inc.	41	0.29%	469
Molina Healthcare, Inc.	53	0.26%	353
Conagra Brands, Inc.	290	0.28%	336
Prestige Consumer Healthcare, Inc.	215	0.21%	303
Danaher Corp.	24	0.14%	208
DaVita, Inc.	173	0.39%	153
Quanta Services, Inc.	245	0.34%	149
General Mills, Inc.	541	0.89%	130
Constellation Brands, Inc. — Class A	54	0.27%	61
Church & Dwight Company, Inc.	185	0.46%	22
USANA Health Sciences, Inc.	97	0.19%	(105)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bristol-Myers Squibb Co.	218	0.35%	$(125)
Pfizer, Inc.	590	0.58%	(143)
Coca-Cola Co.	107	0.14%	(178)
Regeneron Pharmaceuticals, Inc.	21	0.31%	(310)
Hologic, Inc.	117	0.21%	(318)
Campbell Soup Co.	580	0.75%	(595)
Cardinal Health, Inc.	649	0.81%	(659)
Incyte Corp.	87	0.21%	(718)
Post Holdings, Inc.	124	0.28%	(801)
Euronet Worldwide, Inc.	89	0.22%	(868)
Illumina, Inc.	27	0.22%	(1,000)
Alkermes plc	486	0.21%	(1,016)
Hill-Rom Holdings, Inc.	96	0.21%	(1,049)
Cigna Corp.	64	0.29%	(1,057)
Tyson Foods, Inc. — Class A	291	0.46%	(1,174)
Ionis Pharmaceuticals, Inc.	192	0.24%	(1,481)
Kraft Heinz Co.	699	0.56%	(1,493)
United Therapeutics Corp.	144	0.39%	(1,496)
Altria Group, Inc.	708	0.73%	(1,771)
TreeHouse Foods, Inc.	274	0.30%	(1,898)
Biogen, Inc.	68	0.51%	(2,027)
Innoviva, Inc.	819	0.23%	(2,088)
Philip Morris International, Inc.	374	0.75%	(2,563)
John B Sanfilippo & Son, Inc.	188	0.38%	(2,910)
Ingredion, Inc.	241	0.49%	(3,209)
Gilead Sciences, Inc.	332	0.56%	(3,661)
Molson Coors Beverage Co. — Class B	994	0.89%	(12,273)
Total Consumer, Non-cyclical			13,812

Financial
Waddell & Reed Financial, Inc. — Class A	644	0.25%	1,388
Berkshire Hathaway, Inc. — Class B	114	0.65%	1,176
Visa, Inc. — Class A	50	0.27%	1,051
CBRE Group, Inc. — Class A	293	0.37%	904
Mastercard, Inc. — Class A	26	0.23%	782
PNC Financial Services Group, Inc.	95	0.28%	449
Western Union Co.	891	0.51%	336
American Express Co.	52	0.14%	189
Synchrony Financial	340	0.24%	86
Aon plc — Class A	37	0.20%	85
Aflac, Inc.	371	0.36%	74
U.S. Bancorp	141	0.13%	56
JPMorgan Chase & Co.	214	0.55%	(340)
Ameriprise Financial, Inc.	85	0.35%	(528)
M&T Bank Corp.	66	0.16%	(862)
Hartford Financial Services Group, Inc.	426	0.42%	(1,368)
Bank of America Corp.	630	0.40%	(1,591)
Wells Fargo & Co.	213	0.13%	(1,651)
Allstate Corp.	418	1.05%	(2,673)
Travelers Companies, Inc.	174	0.50%	(2,806)
MetLife, Inc.	1,030	1.02%	(3,591)
Piedmont Office Realty Trust, Inc. — Class A	1,276	0.46%	(5,039)
Kennedy-Wilson Holdings, Inc.	1,065	0.41%	(5,526)
Highwoods Properties, Inc.	724	0.65%	(5,742)
Boston Properties, Inc.	302	0.65%	(5,749)
Equity Residential	635	0.87%	(7,610)
Total Financial			(38,500)

Utilities
WEC Energy Group, Inc.	251	0.65%	764
Dominion Energy, Inc.	302	0.63%	603
Ameren Corp.	190	0.40%	589
UGI Corp.	368	0.32%	257
CenterPoint Energy, Inc.	648	0.33%	156
Consolidated Edison, Inc.	263	0.54%	67
NextEra Energy, Inc.	44	0.33%	(149)
Southern Co.	359	0.52%	(365)
OGE Energy Corp.	472	0.38%	(459)
Public Service Enterprise Group, Inc.	591	0.86%	(557)
Entergy Corp.	129	0.34%	(629)
Pinnacle West Capital Corp.	155	0.31%	(709)
Alliant Energy Corp.	245	0.34%	(796)
Southwest Gas Holdings, Inc.	123	0.21%	(1,374)
IDACORP, Inc.	143	0.30%	(1,721)
Avista Corp.	222	0.20%	(1,958)
NiSource, Inc.	719	0.42%	(2,224)
NorthWestern Corp.	258	0.33%	(2,379)
ONE Gas, Inc.	231	0.42%	(3,094)
National Fuel Gas Co.	280	0.30%	(3,224)
PPL Corp.	1,114	0.81%	(4,241)
Evergy, Inc.	609	0.82%	(5,117)
Exelon Corp.	820	0.78%	(5,253)
Portland General Electric Co.	435	0.41%	(6,768)
Total Utilities			(38,581)

Technology
Apple, Inc.	434	1.34%	27,768
Microsoft Corp.	244	1.37%	19,239
QUALCOMM, Inc.	203	0.64%	8,416
Texas Instruments, Inc.	210	0.80%	4,172

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CDK Global, Inc.	434	0.50%	$2,641
Synaptics, Inc.	110	0.24%	2,293
Oracle Corp.	322	0.51%	2,145
Adobe, Inc.	15	0.20%	2,037
HP, Inc.	451	0.23%	1,587
Applied Materials, Inc.	171	0.27%	1,134
Cerner Corp.	489	0.94%	825
NetApp, Inc.	538	0.63%	755
KLA Corp.	101	0.52%	531
Cirrus Logic, Inc.	148	0.27%	482
Microchip Technology, Inc.	105	0.29%	342
Intuit, Inc.	16	0.14%	318
Broadcom, Inc.	14	0.14%	94
SS&C Technologies Holdings, Inc.	501	0.81%	(106)
Accenture plc — Class A	21	0.13%	(109)
Zebra Technologies Corp. — Class A	72	0.48%	(669)
Kulicke & Soffa Industries, Inc.	352	0.21%	(778)
Seagate Technology plc	526	0.69%	(1,395)
International Business Machines Corp.	339	1.10%	(1,671)
Teradata Corp.	392	0.24%	(1,781)
Intel Corp.	584	0.80%	(2,882)
Total Technology			65,388

Communications
Amazon.com, Inc.	11	0.92%	13,222
Alphabet, Inc. — Class C	24	0.94%	7,512
Facebook, Inc. — Class A	71	0.49%	6,410
Comcast Corp. — Class A	357	0.44%	2,469
T-Mobile US, Inc.	244	0.74%	990
Netflix, Inc.	13	0.17%	961
eBay, Inc.	285	0.40%	242
VeriSign, Inc.	69	0.38%	224
Motorola Solutions, Inc.	103	0.43%	154
Walt Disney Co.	60	0.20%	(314)
Verizon Communications, Inc.	727	1.15%	(679)
Viavi Solutions, Inc.	2,497	0.78%	(1,062)
Juniper Networks, Inc.	1,247	0.71%	(1,479)
Sirius XM Holdings, Inc.	2,002	0.29%	(1,767)
Yelp, Inc. — Class A	314	0.17%	(1,854)
Ciena Corp.	306	0.32%	(2,404)
Cisco Systems, Inc.	986	1.03%	(3,673)
AT&T, Inc.	1,106	0.84%	(6,291)
Omnicom Group, Inc.	497	0.65%	(11,666)
Total Communications			995

Consumer, Cyclical
Cummins, Inc.	153	0.86%	8,423
Autoliv, Inc.	423	0.82%	4,524
Hanesbrands, Inc.	626	0.26%	4,073
Whirlpool Corp.	83	0.41%	2,783
Home Depot, Inc.	29	0.21%	2,403
Gentherm, Inc.	521	0.57%	2,166
Lear Corp.	120	0.35%	1,404
Lowe’s Companies, Inc.	46	0.20%	1,385
Walmart, Inc.	67	0.25%	948
McDonald’s Corp.	23	0.13%	831
Best Buy Company, Inc.	284	0.84%	775
PulteGroup, Inc.	344	0.42%	677
PACCAR, Inc.	261	0.59%	626
Costco Wholesale Corp.	14	0.13%	133
Dolby Laboratories, Inc. — Class A	277	0.49%	108
Brunswick Corp.	165	0.26%	35
Genuine Parts Co.	177	0.45%	(85)
MSC Industrial Direct Company, Inc. — Class A	123	0.21%	(349)
Gentex Corp.	1,286	0.88%	(1,160)
General Motors Co.	429	0.34%	(2,277)
Mohawk Industries, Inc.	77	0.20%	(2,896)
Allison Transmission Holdings, Inc.	653	0.61%	(4,544)
Total Consumer, Cyclical			19,983

Basic Materials
Arconic Corp.	1	0.00%	(3)
DuPont de Nemours, Inc.	21	0.03%	(4)
Dow, Inc.	158	0.20%	(99)
Domtar Corp.	282	0.20%	(629)
Total Basic Materials			(735)

Energy
Chevron Corp.	68	0.13%	(2,667)
Exxon Mobil Corp.	154	0.14%	(4,813)
Total Energy			(7,480)
Total MS Equity Long Custom Basket			42,040

MS EQUITY SHORT CUSTOM BASKET
Basic Materials
Ashland Global Holdings, Inc.	706	(0.92)%	1,537
Axalta Coating Systems Ltd.	970	(0.40)%	128
United States Steel Corp.	5,242	(0.71)%	(226)
Nucor Corp.	909	(0.75)%	(409)
Newmont Corp.	434	(0.51)%	(877)
PPG Industries, Inc.	237	(0.53)%	(2,095)
Ecolab, Inc.	97	(0.36)%	(2,277)
Celanese Corp. — Class A	480	(0.95)%	(3,500)
Balchem Corp.	859	(1.54)%	(4,351)
Linde plc	375	(1.64)%	(10,488)
Albemarle Corp.	623	(1.02)%	(14,269)
Freeport-McMoRan, Inc.	2,513	(0.72)%	(16,489)
RPM International, Inc.	1,087	(1.66)%	(17,169)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Quaker Chemical Corp.	451	(1.49)%	$(19,436)
Air Products & Chemicals, Inc.	324	(1.78)%	(19,493)
Total Basic Materials			(109,414)

Financial
UDR, Inc.	1,299	(0.78)%	17,932
Kilroy Realty Corp.	924	(0.88)%	12,937
Acadia Realty Trust	2,407	(0.47)%	12,431
Realty Income Corp.	1,266	(1.42)%	11,659
First Midwest Bancorp, Inc.	2,329	(0.46)%	10,370
JBG SMITH Properties	1,543	(0.76)%	10,072
Valley National Bancorp	3,320	(0.42)%	9,228
Fulton Financial Corp.	3,217	(0.55)%	7,510
Brookline Bancorp, Inc.	3,943	(0.63)%	7,346
Agree Realty Corp.	1,813	(2.12)%	7,315
Alleghany Corp.	164	(1.57)%	7,250
First Financial Bankshares, Inc.	1,311	(0.67)%	6,430
Southside Bancshares, Inc.	1,210	(0.54)%	6,329
Medical Properties Trust, Inc.	2,631	(0.85)%	5,412
Global Net Lease, Inc.	1,959	(0.57)%	4,737
Loews Corp.	927	(0.59)%	3,310
Americold Realty Trust	1,710	(1.13)%	3,286
TFS Financial Corp.	1,747	(0.47)%	2,703
Healthpeak Properties, Inc.	1,216	(0.61)%	1,664
QTS Realty Trust, Inc. — Class A	588	(0.68)%	931
CyrusOne, Inc.	479	(0.62)%	327
American Tower Corp. — Class A	64	(0.28)%	(277)
Rayonier, Inc.	1,098	(0.53)%	(467)
Prologis, Inc.	492	(0.91)%	(1,364)
Alexandria Real Estate Equities, Inc.	336	(0.99)%	(1,827)
Healthcare Trust of America, Inc. — Class A	1,889	(0.90)%	(2,181)
James River Group Holdings Ltd.	803	(0.66)%	(2,290)
Crown Castle International Corp.	202	(0.62)%	(3,166)
SBA Communications Corp.	62	(0.36)%	(3,233)
First Republic Bank	477	(0.96)%	(3,417)
STAG Industrial, Inc.	1,009	(0.57)%	(4,340)
EastGroup Properties, Inc.	349	(0.83)%	(4,411)
Goldman Sachs Group, Inc.	604	(2.24)%	(6,732)
Equinix, Inc.	43	(0.60)%	(8,429)
Sun Communities, Inc.	476	(1.23)%	(9,673)
Terreno Realty Corp.	941	(0.95)%	(12,050)
Rexford Industrial Realty, Inc.	1,704	(1.44)%	(16,500)
Total Financial			68,822

Utilities
California Water Service Group	1,102	(0.88)%	8,171
American States Water Co.	211	(0.29)%	3,723
American Water Works Company, Inc.	149	(0.40)%	(1,223)
Total Utilities			10,671

Communications
Zendesk, Inc.	344	(0.65)%	(735)
Snap, Inc. — Class A	1,189	(0.57)%	(880)
Liberty Broadband Corp. — Class C	688	(1.81)%	(5,256)
Okta, Inc.	91	(0.36)%	(6,100)
Q2 Holdings, Inc.	385	(0.65)%	(6,468)
Anaplan, Inc.	372	(0.43)%	(8,446)
Total Communications			(27,885)

Consumer, Cyclical
JetBlue Airways Corp.	2,464	(0.51)%	1,022
Five Below, Inc.	179	(0.42)%	383
Hilton Worldwide Holdings, Inc.	358	(0.56)%	69
TJX Companies, Inc.	901	(0.92)%	(233)
Delta Air Lines, Inc.	938	(0.53)%	(285)
Planet Fitness, Inc. — Class A	256	(0.29)%	(402)
Live Nation Entertainment, Inc.	691	(0.69)%	(1,287)
Ross Stores, Inc.	660	(1.13)%	(2,392)
Southwest Airlines Co.	676	(0.47)%	(3,144)
Copart, Inc.	520	(1.01)%	(4,104)
Burlington Stores, Inc.	223	(0.85)%	(4,251)
Scotts Miracle-Gro Co. — Class A	254	(0.72)%	(7,460)
NIKE, Inc. — Class B	327	(0.76)%	(8,281)
Starbucks Corp.	829	(1.31)%	(8,439)
Total Consumer, Cyclical			(38,804)

Energy
Phillips 66	1,353	(1.29)%	15,933
National Oilwell Varco, Inc.	3,156	(0.53)%	7,478
Devon Energy Corp.	7,511	(1.31)%	5,281
Concho Resources, Inc.	678	(0.55)%	4,209
Hess Corp.	1,039	(0.78)%	4,076
EOG Resources, Inc.	1,280	(0.85)%	2,150
Schlumberger Ltd.	1,769	(0.51)%	1,529
Williams Companies, Inc.	1,511	(0.55)%	1,288
ConocoPhillips	1,102	(0.67)%	629

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Parsley Energy, Inc. — Class A	3,296	(0.57)%	$(464)
Total Energy			42,109

Industrial
Exponent, Inc.	824	(1.09)%	3,769
US Ecology, Inc.	741	(0.45)%	3,599
AptarGroup, Inc.	330	(0.69)%	837
Waste Management, Inc.	297	(0.62)%	(94)
Ingersoll Rand, Inc.	845	(0.55)%	(133)
TransDigm Group, Inc.	62	(0.54)%	(614)
HEICO Corp.	215	(0.41)%	(989)
ESCO Technologies, Inc.	338	(0.50)%	(1,263)
Crown Holdings, Inc.	385	(0.54)%	(2,055)
Silgan Holdings, Inc.	655	(0.44)%	(2,484)
Martin Marietta Materials, Inc.	153	(0.66)%	(4,951)
Eagle Materials, Inc.	493	(0.78)%	(5,802)
Tetra Tech, Inc.	694	(1.22)%	(6,428)
Vulcan Materials Co.	353	(0.88)%	(8,228)
Ball Corp.	710	(1.09)%	(9,343)
Casella Waste Systems, Inc. — Class A	989	(1.03)%	(9,494)
Total Industrial			(43,673)

Technology
Appfolio, Inc. — Class A	108	(0.28)%	483
Tyler Technologies, Inc.	45	(0.29)%	(66)
Varonis Systems, Inc.	298	(0.63)%	(130)
Atlassian Corporation plc — Class A	105	(0.35)%	(794)
Pegasystems, Inc.	257	(0.57)%	(833)
Splunk, Inc.	168	(0.58)%	(1,306)
Smartsheet, Inc. — Class A	313	(0.28)%	(1,748)
Fiserv, Inc.	788	(1.50)%	(2,422)
Coupa Software, Inc.	57	(0.29)%	(3,753)
Workiva, Inc.	269	(0.28)%	(3,928)
Veeva Systems, Inc. — Class A	57	(0.30)%	(5,236)
salesforce.com, Inc.	156	(0.72)%	(7,733)
HubSpot, Inc.	66	(0.36)%	(8,158)
Zscaler, Inc.	138	(0.36)%	(8,887)
Fidelity National Information Services, Inc.	577	(1.57)%	(10,644)
Total Technology			(55,155)

Consumer, Non-cyclical
IHS Markit Ltd.	778	(1.12)%	2,199
Equifax, Inc.	472	(1.36)%	1,146
DexCom, Inc.	39	(0.30)%	1,127
WD-40 Co.	120	(0.42)%	670
PayPal Holdings, Inc.	83	(0.30)%	125
Cooper Companies, Inc.	112	(0.70)%	(157)
CoStar Group, Inc.	51	(0.80)%	(851)
Rollins, Inc.	824	(0.82)%	(1,355)
Estee Lauder Companies, Inc. — Class A	110	(0.44)%	(1,994)
Verisk Analytics, Inc. — Class A	497	(1.70)%	(3,862)
Avery Dennison Corp.	241	(0.57)%	(4,612)
Global Payments, Inc.	489	(1.60)%	(7,786)
Avalara, Inc.	153	(0.36)%	(8,060)
Total Consumer, Non-cyclical			(23,410)
Total MS Equity Short Custom Basket			(176,739)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2020.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
LONG SHORT EQUITY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,285,551	$—	$—	$15,285,551
Money Market Fund	433,776	—	—	433,776
Equity Custom Basket Swap Agreements**	—	83,361	—	83,361
Total Assets	$15,719,327	$83,361	$—	$15,802,688

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$334,849	$—	$334,849

**	This derivative is reported as unrealized appreciation/depreciation at period end.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $15,121,644)	$15,719,327
Cash	422
Unrealized appreciation on OTC swap agreements	83,361
Receivables:
Dividends	24,805
Fund shares sold	220
Total assets	15,828,135

Liabilities:
Unrealized depreciation on OTC swap agreements	334,849
Payable for:
Swap settlement	37,008
Management fees	11,471
Transfer agent and administrative fees	3,428
Distribution and service fees	3,043
Portfolio accounting fees	1,275
Trustees’ fees*	279
Miscellaneous	19,690
Total liabilities	411,043
Commitments and contingent liabilities (Note 11)	—
Net assets	$15,417,092

Net assets consist of:
Paid in capital	$19,405,140
Total distributable earnings (loss)	(3,988,048)
Net assets	$15,417,092

A-Class:
Net assets	$7,329,598
Capital shares outstanding	456,855
Net asset value per share	$16.04
Maximum offering price per share (Net asset value divided by 95.25%)	$16.84

C-Class:
Net assets	$427,846
Capital shares outstanding	30,503
Net asset value per share	$14.03

P-Class:
Net assets	$5,683,981
Capital shares outstanding	353,145
Net asset value per share	$16.10

Institutional Class:
Net assets	$1,975,667
Capital shares outstanding	119,889
Net asset value per share	$16.48

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends	$192,673
Interest	66
Income from securities lending, net	3
Total investment income	192,742

Expenses:
Management fees	70,207
Distribution and service fees:
A-Class	9,293
C-Class	2,301
P-Class	7,143
Transfer agent and administrative fees	22,258
Registration fees	8,587
Portfolio accounting fees	7,803
Professional fees	5,648
Custodian fees	1,141
Trustees’ fees*	377
Miscellaneous	4,361
Total expenses	139,119
Net investment income	53,623

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,447
Swap agreements	(1,180,414)
Net realized loss	(1,156,967)
Net change in unrealized appreciation (depreciation) on:
Investments	2,965,167
Swap agreements	111,492
Net change in unrealized appreciation (depreciation)	3,076,659
Net realized and unrealized gain	1,919,692
Net increase in net assets resulting from operations	$1,973,315

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income	$53,623	$113,222
Net realized gain (loss) on investments	(1,156,967)	1,100,712
Net change in unrealized appreciation (depreciation) on investments	3,076,659	(3,461,630)
Net increase (decrease) in net assets resulting from operations	1,973,315	(2,247,696)

Distributions to shareholders:
A-Class	—	(68,033)
P-Class	—	(66,392)
Institutional Class	—	(19,220)
Total distributions to shareholders	—	(153,645)

Capital share transactions:
Proceeds from sale of shares
A-Class	82,935	577,147
C-Class	6,200	7,950
P-Class	36,958	323,678
Institutional Class	131,129	835,323
Distributions reinvested
A-Class	—	67,459
P-Class	—	61,922
Institutional Class	—	19,220
Cost of shares redeemed
A-Class	(716,102)	(2,659,455)
C-Class	(205,300)	(754,681)
P-Class	(441,751)	(3,414,692)
Institutional Class	(201,539)	(798,573)
Net decrease from capital share transactions	(1,307,470)	(5,734,702)
Net increase (decrease) in net assets	665,845	(8,136,043)

Net assets:
Beginning of period	14,751,247	22,887,290
End of period	$15,417,092	$14,751,247

Capital share activity:
Shares sold
A-Class	5,491	36,834
C-Class	445	575
P-Class	2,329	20,296
Institutional Class	8,585	51,644
Shares issued from reinvestment of distributions
A-Class	—	4,146
P-Class	—	3,794
Institutional Class	—	1,152
Shares redeemed
A-Class	(45,838)	(169,933)
C-Class	(15,675)	(55,084)
P-Class	(28,256)	(217,505)
Institutional Class	(12,563)	(50,497)
Net decrease in shares	(85,482)	(374,578)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$14.12	$16.20	$17.41	$15.80	$15.26	$16.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.09	.10	— [c]	(.09)	(.10)
Net gain (loss) on investments (realized and unrealized)	1.87	(2.04)	(1.02)	1.61	.63	(.80)
Total from investment operations	1.92	(1.95)	(.92)	1.61	.54	(.90)
Less distributions from:
Net investment income	—	(.13)	—	—	—	—
Net realized gains	—	—	(.29)	—	—	—
Total distributions	—	(.13)	(.29)	—	—	—
Net asset value, end of period	$16.04	$14.12	$16.20	$17.41	$15.80	$15.26

Total Return[d]	13.60%	(12.15%)	(5.31%)	10.19%	3.54%	(5.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,330	$7,021	$10,143	$4,012	$4,615	$10,803
Ratios to average net assets:
Net investment income (loss)	0.68%	0.58%	0.58%	0.01%	(0.59%)	(0.66%)
Total expenses[e,f]	1.79%	1.78%	1.78%	1.77%	2.25%	2.53%
Portfolio turnover rate	109%	119%	170%	328%	223%	224%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$12.39	$14.21	$15.43	$14.11	$13.72	$14.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	(.07)	(.11)	(.18)	(.21)
Net gain (loss) on investments (realized and unrealized)	1.65	(1.80)	(.86)	1.43	.57	(.71)
Total from investment operations	1.64	(1.82)	(.93)	1.32	.39	(.92)
Less distributions from:
Net realized gains	—	—	(.29)	—	—	—
Total distributions	—	—	(.29)	—	—	—
Net asset value, end of period	$14.03	$12.39	$14.21	$15.43	$14.11	$13.72

Total Return[d]	13.24%	(12.81%)	(6.00%)	9.36%	2.77%	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$428	$567	$1,424	$11,394	$13,235	$16,760
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.18%)	(0.43%)	(0.74%)	(1.30%)	(1.45%)
Total expenses[e,f]	2.55%	2.53%	2.50%	2.52%	2.98%	3.24%
Portfolio turnover rate	109%	119%	170%	328%	223%	224%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$14.17	$16.25	$17.47	$15.86	$15.31	$16.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.09	.08	— [c]	(.09)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.88	(2.04)	(1.01)	1.61	.64	(.79)
Total from investment operations	1.93	(1.95)	(.93)	1.61	.55	(.90)
Less distributions from:
Net investment income	—	(.13)	—	—	—	—
Net realized gains	—	—	(.29)	—	—	—
Total distributions	—	(.13)	(.29)	—	—	—
Net asset value, end of period	$16.10	$14.17	$16.25	$17.47	$15.86	$15.31

Total Return	13.62%	(12.17%)	(5.35%)	10.15%	3.53%	(5.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,684	$5,370	$9,303	$12,614	$13,779	$23,477
Ratios to average net assets:
Net investment income (loss)	0.68%	0.57%	0.47%	0.01%	(0.58%)	(0.67%)
Total expenses[e,f]	1.79%	1.78%	1.77%	1.76%	2.24%	2.50%
Portfolio turnover rate	109%	119%	170%	328%	223%	224%

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$14.49	$16.60	$17.79	$16.11	$15.50	$16.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.14	.12	.05	(.03)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.92	(2.10)	(1.02)	1.63	.64	(.83)
Total from investment operations	1.99	(1.96)	(.90)	1.68	.61	(.88)
Less distributions from:
Net investment income	—	(.15)	—	—	—	—
Net realized gains	—	—	(.29)	—	—	—
Total distributions	—	(.15)	(.29)	—	—	—
Net asset value, end of period	$16.48	$14.49	$16.60	$17.79	$16.11	$15.50

Total Return	13.73%	(11.96%)	(5.08%)	10.43%	3.94%	(5.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,976	$1,794	$2,018	$2,722	$1,990	$525
Ratios to average net assets:
Net investment income (loss)	0.93%	0.85%	0.72%	0.31%	(0.20%)	(0.29%)
Total expenses[e,f]	1.54%	1.53%	1.51%	1.50%	1.96%	2.27%
Portfolio turnover rate	109%	119%	170%	328%	223%	224%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods presented was as follows:

	09/30/20[a]	03/31/20	03/31/19	03/31/18	03/31/17	03/31/16
A-Class	1.79%	1.78%	1.78%	1.68%	1.67%	1.66%
C-Class	2.55%	2.53%	2.50%	2.44%	2.42%	2.41%
P-Class	1.79%	1.78%	1.77%	1.69%	1.67%	1.66%
Institutional Class	1.54%	1.53%	1.51%	1.43%	1.43%	1.41%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long-Term Investments
China	30.7%
Taiwan, Province of China	22.5%
Cayman Islands	17.7%
India	11.0%
Brazil	8.7%
Republic of Korea	3.2%
Mexico	2.2%
Other	4.0%
Total Long-Term Investments	100.0%

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Alibaba Group Holding Ltd. ADR	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3.9%
JD.com, Inc. ADR	0.9%
HDFC Bank Ltd. ADR	0.9%
Infosys Ltd. ADR	0.7%
NetEase, Inc. ADR	0.5%
Vale S.A. ADR	0.5%
China Mobile Ltd. ADR	0.5%
Baidu, Inc. ADR	0.5%
TAL Education Group ADR	0.4%
Top Ten Total	12.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2020

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	Since Inception (10/29/10)
A-Class Shares	88.15%	36.72%	17.35%	(3.06%)
A-Class Shares with sales charge‡	79.20%	30.22%	16.21%	(3.54%)
C-Class Shares	87.44%	35.71%	16.46%	(3.65%)
C-Class Shares with CDSC§	86.44%	34.71%	16.46%	(3.65%)
H-Class Shares	88.12%	36.66%	17.33%	(3.06%)
BNY Mellon Emerging Markets 50 ADR Index	41.20%	23.75%	13.02%	2.55%
S&P 500 Index	31.31%	15.15%	14.15%	13.43%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 18.7%

Communications - 7.6%
Alibaba Group Holding Ltd. ADR*	604	$177,564
JD.com, Inc. ADR*	528	40,978
China Mobile Ltd. ADR	660	21,226
Baidu, Inc. ADR*	163	20,634
Pinduoduo, Inc. ADR*	202	14,978
America Movil SAB de CV — Class L ADR	704	8,793
Trip.com Group Ltd. ADR*	273	8,501
Chunghwa Telecom Company Ltd. ADR	227	8,224
Telekomunikasi Indonesia Persero Tbk PT ADR	284	4,933
SK Telecom Company Ltd. ADR	213	4,775
GDS Holdings Ltd. ADR*	55	4,501
iQIYI, Inc. ADR*	164	3,703
Tencent Music Entertainment Group ADR*	248	3,663
Vipshop Holdings Ltd. ADR*	229	3,582
Autohome, Inc. ADR	34	3,264
Total Communications		329,319

Technology - 5.4%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,079	168,544
Infosys Ltd. ADR	2,205	30,451
NetEase, Inc. ADR	48	21,824
United Microelectronics Corp. ADR	1,357	6,500
Wipro Ltd. ADR	887	4,169
ASE Technology Holding Company Ltd. ADR	1,010	4,121
Total Technology		235,609

Financial - 2.0%
HDFC Bank Ltd. ADR*	745	37,220
ICICI Bank Ltd. ADR*	1,523	14,971
China Life Insurance Company Ltd. ADR[1]	888	10,052
Banco Bradesco S.A. ADR	2,648	9,083
KB Financial Group, Inc. ADR	233	7,484
Shinhan Financial Group Company Ltd. ADR	271	6,225
Total Financial		85,035

Consumer, Non-cyclical - 1.4%
TAL Education Group ADR*	239	18,174
New Oriental Education & Technology Group, Inc. ADR*	82	12,259
BeiGene Ltd. ADR*	23	6,588
Fomento Economico Mexicano SAB de CV ADR	111	6,237
Ambev S.A. ADR	2,630	5,944
Dr Reddy’s Laboratories Ltd. ADR	72	5,008
Natura & Company Holding S.A. ADR	213	3,879
Total Consumer, Non-cyclical		58,089

Basic Materials - 1.1%
Vale S.A. ADR	2,051	21,700
POSCO ADR	192	8,037
AngloGold Ashanti Ltd. ADR	249	6,569
Gold Fields Ltd. ADR	527	6,477
Sibanye Stillwater Ltd. ADR	330	3,676
Suzano S.A. ADR*,1	333	2,720
Total Basic Materials		49,179

Energy - 0.6%
CNOOC Ltd. ADR	96	9,221
Petroleo Brasileiro S.A. ADR	1,110	7,903
China Petroleum & Chemical Corp. ADR	152	6,150
PetroChina Company Ltd. ADR	126	3,709
Total Energy		26,983

Consumer, Cyclical - 0.3%
NIO, Inc. ADR*	637	13,517

Industrial - 0.2%
ZTO Express Cayman, Inc. ADR	228	6,822
Cemex SAB de CV ADR	902	3,427
Total Industrial		10,249

Utilities - 0.1%
Enel Americas S.A. ADR	336	2,171

Total Common Stocks
(Cost $538,365)		810,151

PREFERRED STOCKS† - 0.5%
Financial - 0.3%
Itau Unibanco Holding S.A. ADR	2,893	11,514

Energy - 0.2%
Petroleo Brasileiro S.A. ADR	1,371	9,652
Total Preferred Stocks
(Cost $29,773)		21,166

	Face Amount
U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$6,000	6,000
Total U.S. Treasury Bills
(Cost $5,999)		6,000

REPURCHASE AGREEMENTS††,4 - 151.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	3,662,464	3,662,464
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	1,524,419	1,524,419
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	1,387,222	1,387,222
Total Repurchase Agreements
(Cost $6,574,105)		6,574,105

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2020
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[7]	9,776	$9,776
Total Securities Lending Collateral
(Cost $9,776)		9,776

Total Investments - 170.8%
(Cost $7,158,018)		$7,421,198
Other Assets & Liabilities, net - (70.8)%		(3,075,039)
Total Net Assets - 100.0%		$4,346,159

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
MSCI Emerging Markets Index Futures Contracts	5	Dec 2020	$272,100	$3,487

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	0.74% (1 Month USD LIBOR + 0.60%)	At Maturity	11/18/20	978	$2,926,273	$96,582
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	11/19/20	1,540	4,608,760	93,705
						$7,535,033	$190,287

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2020.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$810,151	$—	$—	$810,151
Preferred Stocks	21,166	—	—	21,166
U.S. Treasury Bills	—	6,000	—	6,000
Repurchase Agreements	—	6,574,105	—	6,574,105
Securities Lending Collateral	9,776	—	—	9,776
Equity Futures Contracts**	3,487	—	—	3,487
Equity Index Swap Agreements**	—	190,287	—	190,287
Total Assets	$844,580	$6,770,392	$—	$7,614,972

**	This derivative is reported as unrealized appreciation/depreciation at period end.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value - including $9,573 of securities loaned (cost $583,913)	$847,093
Repurchase agreements, at value (cost $6,574,105)	6,574,105
Segregated cash with broker	16,300
Unrealized appreciation on OTC swap agreements	190,287
Receivables:
Fund shares sold	182,314
Swap settlement	136,192
Variation margin on futures contracts	3,457
Dividends	2,790
Foreign tax reclaims	462
Interest	11
Securities lending income	5
Total assets	7,953,016

Liabilities:
Payable for:
Fund shares redeemed	3,582,144
Return of securities lending collateral	9,776
Management fees	3,485
Distribution and service fees	1,211
Transfer agent and administrative fees	1,042
Portfolio accounting fees	581
Trustees’ fees*	67
Miscellaneous	8,551
Total liabilities	3,606,857
Commitments and contingent liabilities (Note 11)	—
Net assets	$4,346,159

Net assets consist of:
Paid in capital	$17,159,830
Total distributable earnings (loss)	(12,813,671)
Net assets	$4,346,159

A-Class:
Net assets	$792,031
Capital shares outstanding	9,505
Net asset value per share	$83.33
Maximum offering price per share (Net asset value divided by 95.25%)	$87.49

C-Class:
Net assets	$401,304
Capital shares outstanding	5,123
Net asset value per share	$78.33

H-Class:
Net assets	$3,152,824
Capital shares outstanding	37,838
Net asset value per share	$83.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax of $2,715)	$16,122
Interest	918
Income from securities lending, net	51
Total investment income	17,091

Expenses:
Management fees	17,466
Distribution and service fees:
A-Class	960
C-Class	1,415
H-Class	3,540
Transfer agent and administrative fees	5,473
Portfolio accounting fees	2,912
Registration fees	2,136
Professional fees	1,331
Custodian fees	272
Trustees’ fees*	91
Prime broker interest expense	2
Miscellaneous	1,589
Total expenses	37,187
Net investment loss	(20,096)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	958
Swap agreements	1,571,063
Futures contracts	37,727
Net realized gain	1,609,748
Net change in unrealized appreciation (depreciation) on:
Investments	234,031
Swap agreements	292,732
Futures contracts	3,380
Net change in unrealized appreciation (depreciation)	530,143
Net realized and unrealized gain	2,139,891
Net increase in net assets resulting from operations	$2,119,795

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(20,096)	$(2,403)
Net realized gain (loss) on investments	1,609,748	(3,827,042)
Net change in unrealized appreciation (depreciation) on investments	530,143	(1,110,916)
Net increase (decrease) in net assets resulting from operations	2,119,795	(4,940,361)

Distributions to shareholders:
A-Class	—	(7,524)
C-Class	—	(1,845)
H-Class	—	(35,229)
Total distributions to shareholders	—	(44,598)

Capital share transactions:
Proceeds from sale of shares
A-Class	331,968	903,892
C-Class	161,838	1,815,669
H-Class	50,584,353	214,239,492
Distributions reinvested
A-Class	—	7,503
C-Class	—	1,805
H-Class	—	34,340
Cost of shares redeemed
A-Class	(598,275)	(2,144,611)
C-Class	(80,959)	(1,980,620)
H-Class	(50,425,147)	(214,946,228)
Net decrease from capital share transactions	(26,222)	(2,068,758)
Net increase (decrease) in net assets	2,093,573	(7,053,717)

Net assets:
Beginning of period	2,252,586	9,306,303
End of period	$4,346,159	$2,252,586

Capital share activity:
Shares sold
A-Class	5,122	14,019
C-Class	2,736	27,838
H-Class	766,996	3,178,461
Shares issued from reinvestment of distributions
A-Class	—	93
C-Class	—	24
H-Class	—	426
Shares redeemed
A-Class	(9,787)	(31,579)
C-Class	(1,473)	(30,269)
H-Class	(762,203)	(3,239,286)
Net increase (decrease) in shares	1,391	(80,273)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$44.29	$71.02	$87.20	$60.99	$44.79	$60.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	.17	.40	(.24)	(.48)	(.23)
Net gain (loss) on investments (realized and unrealized)	39.27	(26.42)	(16.58)	26.45	16.68	(14.83)
Total from investment operations	39.04	(26.25)	(16.18)	26.21	16.20	(15.06)
Less distributions from:
Net investment income	—	(.48)	—	—	—	(.65)
Total distributions	—	(.48)	—	—	—	(.65)
Net asset value, end of period	$83.33	$44.29	$71.02	$87.20	$60.99	$44.79

Total Return[c]	88.15%	(37.27%)	(18.56%)	42.97%	36.17%	(24.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$792	$628	$2,247	$3,187	$628	$3,988
Ratios to average net assets:
Net investment income (loss)	(0.71%)	0.25%	0.54%	(0.30%)	(0.96%)	(0.48%)
Total expenses	1.87%	1.86%	1.84%	1.76%	1.76%	1.75%
Portfolio turnover rate	11%	974%	1,978%	1,006%	2,568%	2,874%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$41.79	$67.53	$83.55	$58.90	$43.56	$59.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.28)	(.22)	(.61)	(.79)	(.74)
Net gain (loss) on investments (realized and unrealized)	37.04	(24.98)	(15.80)	25.26	16.13	(14.42)
Total from investment operations	36.54	(25.26)	(16.02)	24.65	15.34	(15.16)
Less distributions from:
Net investment income	—	(.48)	—	—	—	(.65)
Total distributions	—	(.48)	—	—	—	(.65)
Net asset value, end of period	$78.33	$41.79	$67.53	$83.55	$58.90	$43.56

Total Return[c]	87.44%	(37.73%)	(19.17%)	41.87%	35.19%	(25.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$401	$161	$423	$522	$361	$271
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(0.44%)	(0.33%)	(0.82%)	(1.55%)	(1.49%)
Total expenses	2.62%	2.60%	2.59%	2.56%	2.50%	2.46%
Portfolio turnover rate	11%	974%	1,978%	1,006%	2,568%	2,874%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016
Per Share Data
Net asset value, beginning of period	$44.29	$71.02	$87.21	$61.01	$44.84	$60.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.05)	.50	(.25)	(.42)	(.41)
Net gain (loss) on investments (realized and unrealized)	39.39	(26.20)	(16.69)	26.45	16.59	(14.71)
Total from investment operations	39.03	(26.25)	(16.19)	26.20	16.17	(15.12)
Less distributions from:
Net investment income	—	(.48)	—	—	—	(.65)
Total distributions	—	(.48)	—	—	—	(.65)
Net asset value, end of period	$83.32	$44.29	$71.02	$87.21	$61.01	$44.84

Total Return	88.12%	(37.27%)	(18.56%)	42.95%	36.04%	(24.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,153	$1,464	$6,636	$27,270	$6,698	$13,238
Ratios to average net assets:
Net investment income (loss)	(1.07%)	(0.07%)	0.71%	(0.32%)	(0.82%)	(0.76%)
Total expenses	1.87%	1.87%	1.85%	1.77%	1.76%	1.74%
Portfolio turnover rate	11%	974%	1,978%	1,006%	2,568%	2,874%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	Since Inception (10/29/10)
A-Class Shares	(56.05%)	(52.34%)	(31.67%)	(18.08%)
A-Class Shares with sales charge‡	(58.14%)	(54.60%)	(32.34%)	(18.49%)
C-Class Shares	(56.15%)	(52.01%)	(32.00%)	(18.09%)
C-Class Shares with CDSC§	(56.59%)	(52.48%)	(32.00%)	(18.09%)
H-Class Shares	(56.05%)	(52.32%)	(31.65%)	(18.14%)
BNY Mellon Emerging Markets 50 ADR Index	41.20%	23.75%	13.02%	2.55%
S&P 500 Index	31.31%	15.15%	14.15%	13.43%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 101.0%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	$316,048	$316,048
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	131,548	131,548
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	119,709	119,709
Total Repurchase Agreements
(Cost $567,305)		567,305

Total Investments - 101.0%
(Cost $567,305)		$567,305
Other Assets & Liabilities, net - (1.0)%		(5,729)
Total Net Assets - 100.0%		$561,576

Total Return Swap Agreements
Counterparty	Index	Financing Rate (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	(0.35%) (1 Week USD LIBOR - 0.45%)	At Maturity	11/19/20	219	$654,649	$(8,431)
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	(0.16%) (1 Month USD LIBOR - 0.30%)	At Maturity	11/18/20	156	467,370	(13,158)
						$1,122,019	$(21,589)

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
ADR — American Depositary Receipt
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$567,305	$—	$567,305

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$21,589	$—	$21,589

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Repurchase agreements, at value (cost $567,305)	$567,305
Segregated cash with broker	10,600
Receivables:
Fund shares sold	69,473
Total assets	647,378

Liabilities:
Overdraft due to custodian bank	77
Unrealized depreciation on OTC swap agreements	21,589
Payable for:
Fund shares redeemed	56,292
Swap settlement	3,631
Variation margin on futures contracts	1,740
Management fees	283
Transfer agent and administrative fees	85
Distribution and service fees	83
Portfolio accounting fees	47
Trustees’ fees*	20
Miscellaneous	1,955
Total liabilities	85,802
Commitments and contingent liabilities (Note 11)	—
Net assets	$561,576

Net assets consist of:
Paid in capital	$20,315,269
Total distributable earnings (loss)	(19,753,693)
Net assets	$561,576

A-Class:
Net assets	$43,948
Capital shares outstanding	2,141
Net asset value per share	$20.53
Maximum offering price per share (Net asset value divided by 95.25%)	$21.55

C-Class:
Net assets	$6,651
Capital shares outstanding	324
Net asset value per share	$20.53

H-Class:
Net assets	$510,977
Capital shares outstanding	25,066
Net asset value per share	$20.39

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Interest	$284
Total investment income	284

Expenses:
Management fees	6,272
Distribution and service fees:
A-Class	90
C-Class	237
H-Class	1,595
Transfer agent and administrative fees	1,992
Portfolio accounting fees	1,046
Registration fees	767
Professional fees	540
Custodian fees	100
Trustees’ fees*	36
Miscellaneous	868
Total expenses	13,543
Net investment loss	(13,259)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,351,138)
Futures contracts	(14,365)
Net realized loss	(1,365,503)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(23,345)
Net change in unrealized appreciation (depreciation)	(23,345)
Net realized and unrealized loss	(1,388,848)
Net decrease in net assets resulting from operations	$(1,402,107)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(13,259)	$1,035
Net realized gain (loss) on investments	(1,365,503)	174,492
Net change in unrealized appreciation (depreciation) on investments	(23,345)	42,848
Net increase (decrease) in net assets resulting from operations	(1,402,107)	218,375

Distributions to shareholders:
A-Class	—	(74)
C-Class	—	(291)
H-Class	—	(4,157)
Total distributions to shareholders	—	(4,522)

Capital share transactions:
Proceeds from sale of shares
A-Class	26,452	948,187
C-Class	188,117	1,863,277
H-Class	36,467,613	52,112,944
Distributions reinvested
A-Class	—	55
C-Class	—	27
H-Class	—	3,705
Cost of shares redeemed
A-Class	(66,888)	(813,060)
C-Class	(235,128)	(1,767,237)
H-Class	(35,315,013)	(53,439,146)
Net increase (decrease) from capital share transactions	1,065,153	(1,091,248)
Net decrease in net assets	(336,954)	(877,395)

Net assets:
Beginning of period	898,530	1,775,925
End of period	$561,576	$898,530

Capital share activity:
Shares sold
A-Class	633	22,942
C-Class	6,690	51,267
H-Class	1,233,073	1,307,127
Shares issued from reinvestment of distributions
A-Class	—	2
C-Class	—	1
H-Class	—	115
Shares redeemed
A-Class	(1,629)	(20,207)
C-Class	(8,562)	(49,157)
H-Class	(1,222,002)	(1,336,862)
Net increase (decrease) in shares	8,203	(24,772)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$46.71	$40.57	$39.08	$63.42	$101.83	$101.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.16)	.23	(.28)	(1.42)	(1.92)
Net gain (loss) on investments (realized and unrealized)	(25.90)	6.64	1.26 [e]	(24.06)	(36.99)	2.49
Total from investment operations	(26.18)	6.48	1.49	(24.34)	(38.41)	.57
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$20.53	$46.71	$40.57	$39.08	$63.42	$101.83

Total Return[c]	(56.05%)	16.30%	3.81%	(38.35%)	(37.72%)	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44	$147	$16	$43	$42	$448
Ratios to average net assets:
Net investment income (loss)	(1.83%)	(0.37%)	0.51%	(0.64%)	(1.50%)	(1.59%)
Total expenses	1.88%	1.89%	1.88%	1.76%	1.75%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$46.82	$40.45	$39.34	$64.21	$103.83	$104.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.48)	(.31)	(.29)	(.74)	(1.88)	(2.82)
Net gain (loss) on investments (realized and unrealized)	(25.81)	7.02	1.40 [e]	(24.13)	(37.74)	2.42
Total from investment operations	(26.29)	6.71	1.11	(24.87)	(39.62)	(.40)
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$20.53	$46.82	$40.45	$39.34	$64.21	$103.83

Total Return[c]	(56.15%)	16.96%	2.82%	(38.77%)	(38.17%)	(0.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7	$103	$3	$19	$56	$371
Ratios to average net assets:
Net investment income (loss)	(2.63%)	(1.09%)	(0.63%)	(1.46%)	(2.20%)	(2.44%)
Total expenses	2.67%	2.79%	2.53%	2.49%	2.48%	2.50%
Portfolio turnover rate	—	—	—	—	—	—

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$46.39	$40.27	$38.77	$63.00	$101.28	$100.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	.07	.19	(.30)	(1.23)	(2.04)
Net gain (loss) on investments (realized and unrealized)	(25.69)	6.39	1.31 [e]	(23.93)	(37.05)	2.52
Total from investment operations	(26.00)	6.46	1.50	(24.23)	(38.28)	.48
Less distributions from:
Net investment income	—	(.34)	—	—	—	—
Total distributions	—	(.34)	—	—	—	—
Net asset value, end of period	$20.39	$46.39	$40.27	$38.77	$63.00	$101.28

Total Return	(56.05%)	16.40%	3.87%	(38.46%)	(37.80%)	0.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$511	$649	$1,756	$743	$890	$26,336
Ratios to average net assets:
Net investment income (loss)	(1.88%)	0.19%	0.42%	(0.68%)	(1.46%)	(1.65%)
Total expenses	1.92%	1.87%	1.87%	1.77%	1.76%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.
[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2020

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Advisor.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2020

	6 Month†	1 Year	5 Year	Since Inception (10/08/13)
A-Class Shares	11.26%	(0.54%)	4.11%	1.73%
A-Class Shares with sales charge‡	5.97%	(5.26%)	3.10%	1.02%
C-Class Shares	10.85%	(1.29%)	3.25%	0.90%
C-Class Shares with CDSC§	9.85%	(2.19%)	3.25%	0.90%
H-Class Shares	11.28%	(0.57%)	4.08%	1.66%
ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index	14.38%	0.54%	5.45%	4.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
0.08% due 10/15/20[1,2]	$3,000	$3,000
Total U.S. Treasury Bills
(Cost $3,000)		3,000

REPURCHASE AGREEMENTS††,3 - 80.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[4]	258,763	258,763
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	107,704	107,704
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	98,011	98,011
Total Repurchase Agreements
(Cost $464,478)		464,478

Total Investments - 81.1%
(Cost $467,478)		$467,478
Other Assets & Liabilities, net - 18.9%		109,240
Total Net Assets - 100.0%		$576,718

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	1	Dec 2020	$139,500	$113
U.S. Treasury 5 Year Note Futures Contracts	1	Dec 2020	126,000	84
			$265,500	$197

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.34.V1 Index	1.00%	Quarterly	12/20/25	$500,000	$(31,500)	$(31,568)	$68

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares J.P. Morgan USD Emerging Markets Bond ETF	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	10/29/20	952	$105,567	$276
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	0.66% (1 Week USD LIBOR + 0.55%)	At Maturity	10/29/20	4,605	124,888	230
						$230,455	$506

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2020
EMERGING MARKETS BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as credit index swap collateral at September 30, 2020.
CDX.EM.34.V1 — Credit Default Swap Emerging Markets Series 34 Index Version 1
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$3,000	$—	$3,000
Repurchase Agreements	—	464,478	—	464,478
Interest Rate Futures Contracts**	197	—	—	197
Credit Default Swap Agreements**	—	68	—	68
Credit Index Swap Agreements**	—	506	—	506
Total Assets	$197	$468,052	$—	$468,249

**	This derivative is reported as unrealized appreciation/depreciation at period end.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

Assets:
Investments, at value (cost $3,000)	$3,000
Repurchase agreements, at value (cost $464,478)	464,478
Segregated cash with broker	100,820
Unrealized appreciation on OTC swap agreements	506
Receivables:
Fund shares sold	38,132
Swap settlement	3,096
Protection fees on credit default swap agreements	125
Variation margin on credit default swap agreements	1,308
Total assets	611,465

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	31,568
Payable for:
Management fees	465
Variation margin on futures contracts	414
Distribution and service fees	198
Transfer agent and administrative fees	167
Portfolio accounting fees	93
Trustees’ fees*	26
Miscellaneous	1,816
Total liabilities	34,747
Commitments and contingent liabilities (Note 11)	—
Net assets	$576,718

Net assets consist of:
Paid in capital	$785,245
Total distributable earnings (loss)	(208,527)
Net assets	$576,718

A-Class:
Net assets	$34,540
Capital shares outstanding	486
Net asset value per share	$71.13
Maximum offering price per share (Net asset value divided by 95.25%)	$74.68

C-Class:
Net assets	$67,684
Capital shares outstanding	1,021
Net asset value per share	$66.31

H-Class:
Net assets	$474,494
Capital shares outstanding	6,715
Net asset value per share	$70.66

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

Investment Income:
Interest	$84
Total investment income	84

Expenses:
Management fees	4,753
Distribution and service fees:
A-Class	432
C-Class	337
H-Class	1,070
Transfer agent and administrative fees	1,859
Portfolio accounting fees	951
Registration fees	697
Professional fees	546
Custodian fees	101
Trustees’ fees*	38
Miscellaneous	238
Total expenses	11,022
Net investment loss	(10,938)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	183
Swap agreements	156,954
Futures contracts	10,432
Net realized gain	167,569
Net change in unrealized appreciation (depreciation) on:
Investments	(5)
Swap agreements	18,978
Futures contracts	(7,061)
Net change in unrealized appreciation (depreciation)	11,912
Net realized and unrealized gain	179,481
Net increase in net assets resulting from operations	$168,543

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(10,938)	$12,923
Net realized gain (loss) on investments	167,569	(34,134)
Net change in unrealized appreciation (depreciation) on investments	11,912	(47,946)
Net increase (decrease) in net assets resulting from operations	168,543	(69,157)

Distributions to shareholders:
A-Class	—	(2,501)
C-Class	—	(5,902)
H-Class	—	(332,227)
Total distributions to shareholders	—	(340,630)

Capital share transactions:
Proceeds from sale of shares
A-Class	239,299	1,927,596
C-Class	—	145,366
H-Class	3,671,217	5,754,621
Distributions reinvested
A-Class	—	2,501
C-Class	—	5,902
H-Class	—	332,224
Cost of shares redeemed
A-Class	(1,380,755)	(1,529,027)
C-Class	(1,328)	(143,144)
H-Class	(3,593,940)	(14,659,065)
Net decrease from capital share transactions	(1,065,507)	(8,163,026)
Net decrease in net assets	(896,964)	(8,572,813)

Net assets:
Beginning of period	1,473,682	10,046,495
End of period	$576,718	$1,473,682

Capital share activity:
Shares sold
A-Class	3,551	27,204
C-Class	—	2,040
H-Class	53,198	76,190
Shares issued from reinvestment of distributions
A-Class	—	35
C-Class	—	87
H-Class	—	4,616
Shares redeemed
A-Class	(20,346)	(20,116)
C-Class	(19)	(1,923)
H-Class	(51,313)	(199,774)
Net decrease in shares	(14,929)	(111,641)

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$63.93	$74.95	$73.42	$71.93	$72.75	$81.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	.03	.10	(.55)	(.91)	1.12
Net gain (loss) on investments (realized and unrealized)	7.78	(4.86)	1.43	2.13	3.87	2.23
Total from investment operations	7.20	(4.83)	1.53	1.58	2.96	3.35
Less distributions from:
Net investment income	—	(2.36)	—	(.09)	(3.70)	(12.12)
Net realized gains	—	(3.83)	—	—	(.08)	—
Total distributions	—	(6.19)	—	(.09)	(3.78)	(12.12)
Net asset value, end of period	$71.13	$63.93	$74.95	$73.42	$71.93	$72.75

Total Return[c]	11.26%	(7.41%)	2.08%	2.18%	4.62%	5.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35	$1,105	$761	$116	$113	$259
Ratios to average net assets:
Net investment income (loss)	(1.76%)	0.03%	0.14%	(0.74%)	(1.19%)	1.59%
Total expenses	1.76%	1.68%	1.66%	1.58%	1.58%	1.58%
Portfolio turnover rate	—	—	—	—	733%	21,555%

C-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$59.82	$71.05	$70.12	$69.22	$70.54	$80.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.79)	(.46)	(.54)	(1.06)	(1.10)	(1.00)
Net gain (loss) on investments (realized and unrealized)	7.28	(4.58)	1.47	2.05	3.56	3.31
Total from investment operations	6.49	(5.04)	.93	.99	2.46	2.31
Less distributions from:
Net investment income	—	(2.36)	—	(.09)	(3.70)	(12.12)
Net realized gains	—	(3.83)	—	—	(.08)	—
Total distributions	—	(6.19)	—	(.09)	(3.78)	(12.12)
Net asset value, end of period	$66.31	$59.82	$71.05	$70.12	$69.22	$70.54

Total Return[c]	10.85%	(8.13%)	1.33%	1.41%	4.09%	3.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68	$62	$59	$82	$90	$129
Ratios to average net assets:
Net investment income (loss)	(2.43%)	(0.61%)	(0.79%)	(1.49%)	(1.54%)	(1.33%)
Total expenses	2.44%	2.42%	2.37%	2.34%	2.33%	2.32%
Portfolio turnover rate	—	—	—	—	733%	21,555%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2020[a]	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]
Per Share Data
Net asset value, beginning of period	$63.50	$74.52	$72.98	$71.51	$72.19	$81.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	.15	.23	(.55)	(.28)	(.44)
Net gain (loss) on investments (realized and unrealized)	7.74	(4.98)	1.31	2.11	3.38	3.57
Total from investment operations	7.16	(4.83)	1.54	1.56	3.10	3.13
Less distributions from:
Net investment income	—	(2.36)	—	(.09)	(3.70)	(12.12)
Net realized gains	—	(3.83)	—	—	(.08)	—
Total distributions	—	(6.19)	—	(.09)	(3.78)	(12.12)
Net asset value, end of period	$70.66	$63.50	$74.52	$72.98	$71.51	$72.19

Total Return	11.28%	(7.45%)	2.11%	2.19%	4.85%	4.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$474	$307	$9,226	$615	$472	$212
Ratios to average net assets:
Net investment income (loss)	(1.66%)	0.20%	0.32%	(0.75%)	(0.38%)	(0.55%)
Total expenses	1.68%	1.67%	1.70%	1.58%	1.54%	1.56%
Portfolio turnover rate	—	—	—	—	733%	21,555%

[a]	Unaudited figures for the period ended September 30, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2020, the Trust consisted of fifty-two funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Long Short Equity Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified

At September 30, 2020, A-Class, C-Class, H-Class, P-Class and Institutional Class shares have been issued by the Funds.

The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2020, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.09% at September 30, 2020.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	$71,628	$22,650
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	22,650
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	567,313	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return and custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$6,992,418	$11,078,994
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,019,393	—
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,571,205
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	543,578	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$—	$969,583

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2020:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
	Variation margin on futures contracts	Variation margin on futures contracts
Credit contracts	Unrealized appreciation on OTC swap agreements	Unamortized upfront premiums received on credit default swap agreements
Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2020:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2020
Long Short Equity Fund	$—	$83,361	$—	$—	$83,361
Emerging Markets 2x Strategy Fund	3,487	190,287	—	—	193,774
Emerging Markets Bond Strategy Fund	—	—	197	574	771

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at September 30, 2020
Long Short Equity Fund	$—	$334,849	$—	$—	$334,849
Inverse Emerging Markets 2x Strategy Fund	—	21,589	—	—	21,589

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2020:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$(1,180,414)	$—	$—	$(1,180,414)
Emerging Markets 2x Strategy Fund	37,727	1,571,063	—	—	1,608,790
Inverse Emerging Markets 2x Strategy Fund	(14,365)	(1,351,138)	—	—	(1,365,503)
Emerging Markets Bond Strategy Fund	—	—	10,432	156,954	167,386

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$111,492	$—	$—	$111,492
Emerging Markets 2x Strategy Fund	3,380	292,732	—	—	296,112
Inverse Emerging Markets 2x Strategy Fund	—	(23,345)	—	—	(23,345)
Emerging Markets Bond Strategy Fund	—	—	(7,061)	18,978	11,917

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$83,361	$—	$83,361	$(83,361)	$—	$—
Emerging Markets 2x Strategy Fund	Swap equity contracts	190,287	—	190,287	—	—	190,287
Emerging Markets Bond Strategy Fund	Credit index swap agreements	506	—	506	—	—	506

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$334,849	$—	$334,849	$(334,849)	$—	$—
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	21,589	—	21,589	(8,431)	—	13,158

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2020.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Emerging Markets 2x Strategy Fund	Goldman Sachs International	Futures contracts	$16,300	$—
Inverse Emerging Markets 2x Strategy Fund	Goldman Sachs International	Futures contracts	10,600	—
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	100,820	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

When the aggregate assets of each series of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares, H-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2020, GFD retained sales charges of $79,209 relating to sales of A-Class shares of the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.06%			0.63%
Due 10/01/20	59,103,876	59,103,974	01/15/26	36,745,360	40,558,260
			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Emerging Markets 2x Strategy Fund	$9,573	$(9,573)	$—	$9,776	$—	$9,776

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$15,209,268	$1,318,131	$(1,059,560)	$258,571
Emerging Markets 2x Strategy Fund	7,188,201	470,084	(43,313)	426,771
Inverse Emerging Markets 2x Strategy Fund	567,305	—	(21,589)	(21,589)
Emerging Markets Bond Strategy Fund	467,478	771	—	771

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$17,114,497	$16,687,204
Emerging Markets 2x Strategy Fund	81,438	78,090

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2020, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expired June 8, 2020. On March 30, 2020, the Board approved increasing the line of credit from $75,000,000 to $150,000,000. On June 8, 2020, the line of credit agreement was renewed at the increased $150,000,000 amount and expires on June 7, 2021. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2020. The Funds did not have any borrowings outstanding under this agreement at September 30, 2020.

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include the Rydex Series Funds. Defendants filed an opposition to the certiorari petition on August 26, 2020.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Series Funds Contracts Review Committee

Rydex Series Funds (the “Trust”) was organized as a Delaware statutory trust on February 10, 1993, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow Jones Industrial Average Fund
●	Electronics Fund*	●	Emerging Markets 2x Strategy Fund
●	Emerging Markets Bond Strategy Fund	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Emerging Markets 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 Strategy Fund
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 Strategy Fund
●	Japan 2x Strategy Fund	●	Leisure Fund*
●	Guggenheim Long Short Equity Fund (“Long Short Equity Fund”)**	●	Guggenheim Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)**
●	Mid-Cap 1.5x Strategy Fund	●	Monthly Rebalance NASDAQ-100 2x Strategy Fund
●	Guggenheim Multi-Hedge Strategies Fund (“Multi-Hedge Strategies Fund”)**	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*

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OTHER INFORMATION (Unaudited)(continued)

●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 Fund
●	S&P 500 Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.”

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose.1 At meetings held by videoconference and/or telephonically on April 20–21, 2020 (the “April Meeting”) and on May 15 and 18, 2020 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board receives throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

[1]

On March 13, 2020, the Securities and Exchange Commission issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020 and was subsequently extended through August 15, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at a meeting of the Board held by videoconference on May 18, 2020.

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OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund (other than the Alternative Funds) (each, a “Tradable Fund” and collectively, the “Tradable Funds”)2 is designed to provide tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct objective performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed objective performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including entrepreneurial, legal and regulatory risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, twice-daily pricing for certain Tradable Funds on select trading platforms, and the leveraged and inverse strategies offered. The Committee noted that the Tradable Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing objective performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

[2]	Note that the Tradable Funds include the Sector Funds and the Real Estate Fund.

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OTHER INFORMATION (Unaudited)(continued)

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2019, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed performance benchmark for the five-year, three-year and one-year periods ended December 31, 2019, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain updated performance information as of March 31, 2020.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index or Guggenheim-constructed performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund, for the five-year and three-year periods ended December 31, 2019, as applicable, noting the Adviser’s view that such five-year and three-year periods are a reasonable proxy for anticipated levels of tracking error. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and/or one-year periods ended December 31, 2019, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to either the Commodities

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OTHER INFORMATION (Unaudited)(continued)

Strategy Fund or the Emerging Markets Bond Strategy Fund. The Committee considered, for the Commodities Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of both actively-managed and index-based commodity funds and, for the Emerging Markets Bond Strategy Fund, a comparison to a peer group identified in the FUSE report consisting of actively-managed emerging markets bond funds, in each case noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2019, although its performance ranked in the fourth quartile of the broader peer group over the same time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar strategies that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining the underperformance, as applicable, of such Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2019, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee considered more recent performance periods in circumstances in which enhancements were being made to the portfolio management processes or techniques employed for a Fund. The Committee observed that the returns of the Multi-Hedge Strategies Fund’s Institutional Class shares ranked in the third quartile of its performance universe for each of the relevant periods considered.

In addition, the Committee made the following observations:

Long Short Equity Fund: The returns of the Fund’s Institutional Class shares ranked in the 88th and 82nd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was primarily a result of the Fund’s fundamental factor tilts and the underperformance of the Fund’s prior investment strategy. The Committee noted management’s statement that the Fund’s high positive allocation to value and short on growth, as well as negative sector exposures to well-performing sectors, have detracted from investment performance. The Committee also noted management’s statement that the Fund employed a momentum-based investment strategy prior to May 31, 2017 that demonstrated bouts of volatility and inconsistencies, which affected long-term performance. The Committee took into account management’s statement that, since 2018, the Fund’s investment team has implemented enhancements to a number of components of the investment model used for the Fund, including revising expected risk models and security selection models, expanding the number of industry models used and adding a macro overlay to better incorporate Guggenheim’s market views. The Committee also took note of improving performance, noting that one-year performance as of March 31, 2020 ranked in the 62nd percentile.

Managed Futures Strategy Fund: The returns of the Fund’s Institutional Class shares ranked in the 92nd and 34th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2019, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the poor performance of the Fund’s previous dedicated trend-following strategy in 2016, during which time trend-following models were routinely hurt by the frequent whipsawing in the market, particularly in commodities. The Committee took into account management’s statement that the Fund changed its underlying investment model in 2017, moving to a more diversified, systematic multi-model system that employs a core-satellite approach, resulting in more competitive performance over the three-year and one-year time periods. The Committee noted that, as of March 31, 2020, the five-year and three-year performance rankings improved to the 76th and 28th percentiles, respectively, and that one-year performance ranked in the 43rd percentile.

After reviewing the foregoing and other related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

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OTHER INFORMATION (Unaudited)(continued)

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that, while Fund flows and profitability are evaluated, primary consideration is given to market competitiveness, support requirements and shareholder return and expense expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted that Guggenheim generally does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to or lower than the contractual advisory fee charged to the peer fund. The Committee also considered the net effective management fee and total net expense ratio for each such Fund’s Class H shares as compared to the peer fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, although the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are higher than those of the comparable peer fund, the Fund’s total net expense ratio is similar to that of the peer fund. The Committee noted the Adviser’s statement that, given the current low interest rate environment, it is currently waiving its fees to the extent necessary to maintain the Fund’s stable net asset value.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Sector Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds with similar investment strategies, but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), except as to the individual Funds discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

Multi-Hedge Strategies Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the second quartile (50th percentile) of its peer group. The net effective management fee for the Fund’s Institutional Class shares ranks in the fourth quartile (94th percentile) of its peer group. The Committee considered that the total net expense ratio for the Fund’s Institutional Class shares ranks in the second quartile (38th percentile) of its peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2019, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(concluded)

waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2018. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented, and concluded that the profits were not unreasonable.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee noted the Adviser’s statements, including that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

With respect to the Tradable Funds, the Committee noted that the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. The Committee took into account that, in June 2018, the Adviser implemented breakpoints for the Tradable Funds, noting that each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect once the aggregate assets of the Tradable Funds and the tradable series of Rydex Dynamic Funds exceed $10 billion.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, among other things considered, the Committee determined that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her well-informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since July 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr.(1) (1946)	Trustee	Since 2019	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley(1) (1946)	Trustee	Since 2019	Current: President, Washburn University (1997-present)	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III(1) (1946)	Trustee	Since 2019	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since July 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-September 2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
(1)	Under the Trust’s Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2016

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2016

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Series Funds (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) previously approved the designation of a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018, through March 31, 2020. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 4, 2020

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 4, 2020

*	Print the name and title of each signing officer under his or her signature.